United States

Securities and Exchange Commission

Washington, D.C. 20549

Form N-CSR

Certified Shareholder Report of Registered Management Investment Companies

811-5950

(Investment Company Act File Number)

Money Market Obligations Trust

_______________________________________________________________

(Exact Name of Registrant as Specified in Charter)

Federated Investors Funds

4000 Ericsson Drive

Warrendale, Pennsylvania 15086-7561

(Address of Principal Executive Offices)

(412) 288-1900

(Registrant's Telephone Number)

Peter J. Germain, Esquire

Federated Investors Tower

1001 Liberty Avenue

Pittsburgh, Pennsylvania 15222-3779

(Name and Address of Agent for Service)

(Notices should be sent to the Agent for Service)

Date of Fiscal Year End: 07/31/19

Date of Reporting Period: 07/31/19

Item 1.	Reports to Stockholders

Annual Shareholder Report
July 31, 2019
Ticker FRFXX

Federated Capital Reserves Fund

A Portfolio of Money Market Obligations Trust
IMPORTANT NOTICE REGARDING REPORT DELIVERY
Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund's shareholder reports like this one will no longer be sent by mail, unless you specifically request paper copies of the reports from the Fund or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.
If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund or your financial intermediary electronically by contacting your financial intermediary (such as a broker-dealer or bank); other shareholders may call the Fund at 1-800-341-7400, Option 4.
You may elect to receive all future reports in paper free of charge. You can inform the Fund or your financial intermediary that you wish to continue receiving paper copies of your shareholder reports by contacting your financial intermediary (such as a broker-dealer or bank); other shareholders may call the Fund at 1-800-341-7400, Option 4. Your election to receive reports in paper will apply to all funds held with the Fund complex or your financial intermediary.
The Fund is a Retail Money Market Fund and is only available for investment to accounts beneficially owned by natural persons.

Not FDIC Insured ■ May Lose Value ■ No Bank Guarantee

Portfolio of Investments Summary Tables (unaudited)
At July 31, 2019, the Fund's portfolio composition1 was as follows:
Security Type	Percentage of Total Net Assets
Commercial Paper	45.0%
Variable Rate Instruments	30.3%
Bank Instruments	4.3%
Assets-Backed Securities	1.8%
Notes-Municipal	0.2%
Other Repurchase Agreements and Repurchase Agreements	17.6%
Investment Company	0.7%
Other Assets and Liabilities—Net[2]	0.1%
TOTAL	100.0%
At July 31, 2019, the Fund's effective maturity3 schedule was as follows:
Securities With an Effective Maturity of:	Percentage of Total Net Assets
1-7 Days	46.1%[4]
8-30 Days	19.5%
31-90 Days	25.2%
91-180 Days	7.0%
181 Days or more	2.1%
Other Assets and Liabilities—Net[2]	0.1%
TOTAL	100.0%
1	See the Fund's Prospectus and Statement of Additional Information for more complete information regarding these security types.
2	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
3	Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940, which regulates money market mutual funds.
4	Overnight securities comprised 18.5% of the Fund's portfolio.
Annual Shareholder Report
1

Portfolio of Investments
July 31, 2019
Principal Amount			Value
		ASSET-BACKED SECURITIES—1.8%
		Banking—0.5%
$20,000,000	[1]	Pepper I-Prime 2018-2 Trust, Class A1U1, (National Australia Bank Ltd., Melbourne GTD), 2.675% (1-month USLIBOR +0.350%), 10/13/2019	$20,000,000
		Finance - Automotive—1.3%
2,082,302		AmeriCredit Automobile Receivables Trust 2019-1, Class A1, 2.659%, 3/18/2020	2,082,302
21,678,363		AmeriCredit Automobile Receivables Trust 2019-2, Class A1, 2.524%, 6/18/2020	21,678,362
11,266,486		Enterprise Fleet Financing 2019-1, LLC, Class A1, 2.700%, 3/23/2020	11,266,486
16,969,423		Westlake Automobile Receivables Trust 2019-2, Class A1, 2.526%, 6/15/2020	16,969,423
		TOTAL	51,996,573
		TOTAL ASSET-BACKED SECURITIES	71,996,573
		CERTIFICATES OF DEPOSIT—4.3%
		Banking—4.3%
40,000,000		DZ Bank AG Deutsche Zentral-Genossenschaftsbank, 2.300%, 11/18/2019	39,723,616
60,000,000		Sumitomo Mitsui Banking Corp., 2.630%, 9/3/2019	60,000,000
75,000,000		Toronto Dominion Bank, 2.440%—2.600%, 10/1/2019 - 12/3/2019	75,000,000
		TOTAL CERTIFICATES OF DEPOSIT	174,723,616
	[2]	COMMERCIAL PAPER—45.0%
		Aerospace / Auto—4.7%
40,000,000		Daimler Finance NA LLC, (Daimler AG GTD), 2.414%, 9/12/2019	39,888,000
65,525,000		ERAC USA Finance LLC, (Guaranteed by Enterprise Holdings, Inc.), 2.607%—2.618%, 9/25/2019 - 9/30/2019	65,256,312
41,000,000		Nissan Motor Acceptance Corp., (Nissan Motor Co., Ltd. Support Agreement), 2.642%—2.661%, 8/1/2019 - 8/12/2019	40,991,160
45,000,000		Northrop Grumman Corp., 2.474%, 8/21/2019	44,938,250
		TOTAL	191,073,722
		Banking—12.7%
10,000,000		Alpine Securitization LLC, (Credit Suisse AG LIQ), 2.580%, 11/13/2019	10,000,000
60,000,000		Alpine Securitization LLC, (Credit Suisse AG LIQ), 2.630%, 10/4/2019	60,000,000
30,000,000		Alpine Securitization LLC, (Credit Suisse AG LIQ), 2.670%, 9/19/2019	30,000,000
70,590,000		Antalis S.A., (Societe Generale, Paris LIQ), 2.374%—2.547%, 9/3/2019 - 10/2/2019	70,408,837
30,000,000		Bedford Row Funding Corp., (Guaranteed by Royal Bank of Canada), 2.595%—3.060%, 10/1/2019 - 10/11/2019	29,862,268
Annual Shareholder Report
2

Principal Amount			Value
	[2]	COMMERCIAL PAPER—continued
		Banking—continued
$35,000,000		Credit Suisse AG, 2.675%, 9/3/2019	$34,915,300
50,000,000		Crown Point Capital Co., LLC, (Credit Suisse AG LIQ), 2.250%, 1/17/2020	50,000,000
15,000,000	[1]	Crown Point Capital Co., LLC, (Credit Suisse AG LIQ), 2.536% (1-month USLIBOR +0.170%), 1/9/2020	15,000,000
17,000,000		Great Bridge Capital Co., LLC, (Standard Chartered Bank COL), 2.414%, 10/17/2019	16,912,733
45,000,000		LMA-Americas LLC, (Credit Agricole Corporate and Investment Bank LIQ), 2.430%, 12/10/2019	44,607,000
75,000,000		Matchpoint Finance PLC, (BNP Paribas SA LIQ), 2.573%, 11/12/2019 - 11/13/2019	74,453,194
74,000,000		Versailles Commercial Paper LLC, (Natixis LIQ), 2.364%—2.497%, 9/6/2019 - 9/23/2019	73,807,663
		TOTAL	509,966,995
		Chemicals—1.0%
40,000,000		LyondellBasell Investment LLC, (LyondellBasell Industries N.V. LOC), 2.447%—2.506%, 8/22/2019 - 9/3/2019	39,929,992
		Electric Power—1.8%
73,275,000		Duke Energy Corp., 2.401%—2.717%, 8/1/2019 - 8/19/2019	73,255,479
		Finance - Commercial—4.6%
160,000,000		Atlantic Asset Securitization LLC, 2.324%—2.429%, 9/18/2019 - 12/2/2019	159,345,772
25,000,000		CHARTA, LLC, 2.655%, 8/29/2019	24,949,056
		TOTAL	184,294,828
		Finance - Retail—7.8%
200,000,000		Barton Capital S.A., 2.340%—2.435%, 8/2/2019 - 9/5/2019	199,807,146
25,000,000		Chariot Funding LLC, 2.722%, 3/9/2020	24,593,299
25,000,000		Sheffield Receivables Company LLC, 2.244%, 11/12/2019	24,840,493
65,000,000		Thunder Bay Funding, LLC, 2.635%—3.070%, 9/16/2019 - 9/25/2019	64,733,611
		TOTAL	313,974,549
		Food & Beverage—1.0%
40,000,000		Mondelez International, Inc., 2.477%—2.560%, 8/20/2019 - 8/26/2019	39,940,947
		Health Care—0.6%
23,165,000		McKesson Corp., 2.452%, 8/14/2019	23,144,505
		Hotels—0.1%
3,730,000		Marriott International, Inc., 2.504%, 8/19/2019	3,725,337
		Mining—3.7%
150,000,000		Nutrien Ltd., 2.456%—2.526%, 8/6/2019 - 9/4/2019	149,772,353
Annual Shareholder Report
3

Principal Amount			Value
	[2]	COMMERCIAL PAPER—continued
		Oil & Oil Finance—5.4%
$219,000,000		BP Capital Markets PLC, (Guaranteed by BP PLC), 2.696%—2.699%, 8/13/2019 - 8/26/2019	$218,642,146
		Sovereign—0.4%
15,000,000		Kells Funding, LLC, (FMS Wertmanagement AoR LIQ), 2.603%, 9/22/2019	14,947,529
		Telecommunications—1.2%
50,000,000		Bell Canada, 2.442%, 10/9/2019	49,767,125
		TOTAL COMMERCIAL PAPER	1,812,435,507
	[1]	NOTES-VARIABLE—30.3%
		Aerospace / Auto—1.3%
50,000,000		Toyota Motor Credit Corp., (Toyota Motor Corp. Support Agreement), 2.437% (1-month USLIBOR +0.200%), 8/30/2019	50,000,000
		Banking—25.5%
65,000,000		Bank of Montreal, 2.495% (1-month USLIBOR +0.170%), 8/14/2019	65,006,062
35,000,000		Bank of Nova Scotia, Toronto, 2.660% (Effective Fed Funds +0.270%), 8/1/2019	35,000,000
35,730,000		Berwyn Municipal Securitization Corp., Taxable Muni Funding Trust (Series 2019-009) Weekly VRDNs, (Barclays Bank PLC LOC), 2.450%, 8/1/2019	35,730,000
34,140,000		BlackRock MuniHoldings Quality Fund, Inc., VMTP Preferred Shares (Series T0019) Daily VRDPs, (JPMorgan Chase Bank, N.A. LIQ), 2.500%, 8/1/2019	34,140,000
20,000,000		BlackRock Strategic Municipal Trust, VMTP Preferred Shares (Series T0015) Daily VRDPs, (JPMorgan Chase Bank, N.A. LIQ), 2.500%, 8/1/2019	20,000,000
9,200,000		Bragg 2019 Family Trust No. 1, Series 2019, (BOKF, N.A. LOC), 2.440%, 8/1/2019	9,200,000
25,000,000		Canadian Imperial Bank of Commerce, 2.650% (Effective Fed Funds +0.260%), 8/1/2019	25,000,000
40,000,000		Canadian Imperial Bank of Commerce, 2.650% (Effective Fed Funds +0.260%), 8/1/2019	40,000,000
50,000,000		Canadian Imperial Bank of Commerce, 2.787% (1-month USLIBOR +0.400%), 8/6/2019	50,000,000
35,080,000		Carol Allen Family Liquidity Trust, (Comerica Bank LOC), 2.440%, 8/1/2019	35,080,000
45,120,000		Catholic Health Initiatives, Taxable Muni Funding Trust (Series 2019-007) VRDNs, (Barclays Bank PLC LOC), 2.610%, 8/1/2019	45,120,000
25,000,000		Collateralized Commercial Paper FLEX Co., LLC, (J.P. Morgan Securities LLC COL), 2.381% (1-month USLIBOR +0.120%), 8/20/2019	25,000,000
2,945,000		Colorado Health Facilities Authority, Series 2016B, (UMB Bank, N.A. LOC), 2.261%, 8/1/2019	2,945,000
Annual Shareholder Report
4

Principal Amount			Value
	[1]	NOTES-VARIABLE—continued
		Banking—continued
$10,265,000		Connecticut Water Co., Series 2004, (Citizens Bank, N.A., Providence LOC), 2.560%, 8/7/2019	$10,265,000
7,090,000		EG Irrevocable Life Insurance Trust, (BOKF, N.A. LOC), 2.430%, 8/1/2019	7,090,000
9,590,000		Eric and Lizzie Bommer Insurance Trust, (BOKF, N.A. LOC), 2.450%, 8/1/2019	9,590,000
3,310,000		Gannett Fleming, Inc., Series 2001, (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 2.710%, 8/2/2019	3,310,000
14,215,000		Gerald J. Rubin Special Trust No. 1, (Goldman Sachs Bank USA LOC), 2.450%, 8/1/2019	14,215,000
5,670,000		GM Enterprises of Oregon, Inc., Series 2017, (Bank of the West, San Francisco, CA LOC), 2.430%, 8/1/2019	5,670,000
840,000		Green Knight Economic Development Corp., Series 2004, (Fulton Bank, N.A. LOC), 2.660%, 8/1/2019	840,000
2,195,000		IRT Funding Trust / VAP Master Trust II, Taxable Muni Funding Trust (Series 2019-008) VRDNs, (Barclays Bank PLC LOC), 2.610%, 8/1/2019	2,195,000
18,085,000		J.R. Adventures Insurance Trust, Series 2014, (BOKF, N.A. LOC), 2.450%, 8/1/2019	18,085,000
115,000		Lancaster, PA IDA, Snavely's Mill, Inc. Series 2003—B, (Fulton Bank, N.A. LOC), 2.660%, 8/1/2019	115,000
3,405,000		Moran Enterprises, Inc., Series 2015, (BOKF, N.A. LOC), 2.450%, 8/1/2019	3,405,000
25,000,000		National Australia Bank Ltd., Melbourne, 2.431% (1-month USLIBOR +0.160%), 8/20/2019	25,000,000
41,000,000		New Jersey EDA, Taxable Muni Funding Trust (Series 2019-014) VRDNs, (Barclays Bank PLC LOC), 2.610%, 8/1/2019	41,000,000
23,935,000		RBS Insurance Trust, Series 2015, (BOKF, N.A. LOC), 2.450%, 8/1/2019	23,935,000
10,000,000		Royal Bank of Canada, 2.512% (3-month USLIBOR +0.210%), 10/8/2019	10,000,000
20,000,000		Royal Bank of Canada, 2.650% (Effective Fed Funds +0.260%), 8/1/2019	20,000,000
40,000,000		Royal Bank of Canada, 2.660% (Effective Fed Funds +0.270%), 8/1/2019	40,000,000
50,000,000		Royal Bank of Canada, 2.670% (Effective Fed Funds +0.280%), 8/1/2019	50,000,000
15,000,000		Royal Bank of Canada, 2.670% (Effective Fed Funds +0.280%), 8/1/2019	15,000,000
20,000,000		Royal Bank of Canada, 2.670% (Effective Fed Funds +0.280%), 8/1/2019	20,000,000
9,470,000		Sendra Family Irrevocable Trust, Series 2015, (BOKF, N.A. LOC), 2.450%, 8/1/2019	9,470,000
13,875,000		Steel Dust Recycling, LLC, Series 2016, (Comerica Bank LOC), 2.440%, 8/1/2019	13,875,000
Annual Shareholder Report
5

Principal Amount			Value
	[1]	NOTES-VARIABLE—continued
		Banking—continued
$3,600,000		Szuch and Plotkin Irrevocable Trust Agreement, Series 2016, (BOKF, N.A. LOC), 2.450%, 8/1/2019	$3,600,000
2,600,000		Taxable Muni Funding Trust 2018-003, Barclays (Series 2018-003) VRDNs, (Barclays Bank PLC LOC), 2.610%, 8/1/2019	2,600,000
11,935,000		The Gregory P. Berry Trust, Series 2017, (BOKF, N.A. LOC), 2.430%, 8/1/2019	11,935,000
6,460,000		The Harry M. Rubin 2014 Insurance Trust, Series 2014, (Wells Fargo Bank, N.A. LOC), 2.440%, 8/7/2019	6,460,000
5,825,000		The Jacob Rosenstein Irrevocable Life Insurance Trust, (Bank of America N.A. LOC), 2.450%, 8/7/2019	5,825,000
8,820,000		The Jay Deitz 2015 Irrevocable Life Insurance Trust, Series 2016, (BOKF, N.A. LOC), 2.450%, 8/1/2019	8,820,000
9,825,000		The KVR Insurance Trust, Series 2014, (BOKF, N.A. LOC), 2.450%, 8/1/2019	9,825,000
9,240,000		The Murray D. Berry Trust, Series 2017, (BOKF, N.A. LOC), 2.450%, 8/1/2019	9,240,000
9,550,000		The Ray L. Berry Trust, Series 2017, (BOKF, N.A. LOC), 2.450%, 8/1/2019	9,550,000
5,565,000		The Raymon Lee Ince Irrevocable Trust, Series 2013, (BOKF, N.A. LOC), 2.450%, 8/1/2019	5,565,000
6,680,000		The Rieber Life Insurance Trust, Series 2016, (BOKF, N.A. LOC), 2.450%, 8/1/2019	6,680,000
50,000,000		Toronto Dominion Bank, 2.641% (1-month USLIBOR +0.370%), 8/20/2019	50,000,000
20,000,000		Toronto Dominion Bank, 2.660% (Effective Fed Funds +0.270%), 8/1/2019	20,000,000
10,000,000		Toronto Dominion Bank, 2.660% (Effective Fed Funds +0.270%), 8/1/2019	10,000,000
10,000,000		Toronto Dominion Bank, 2.775% (3-month USLIBOR +0.210%), 8/6/2019	10,000,000
7,305,000		Tuttle Insurance Trust No. 2, Series 2015, (BOKF, N.A. LOC), 2.450%, 8/1/2019	7,305,000
15,000,000		Westpac Banking Corp. Ltd., Sydney, 2.481% (1-month USLIBOR +0.210%), 8/20/2019	15,000,000
35,000,000		Westpac Banking Corp. Ltd., Sydney, 2.660% (Effective Fed Funds +0.270%), 8/1/2019	35,000,000
15,000,000		Westpac Banking Corp. Ltd., Sydney, 2.670% (Effective Fed Funds +0.280%), 8/1/2019	15,000,000
8,240,000		Wingo Family Master Trust, (BOKF, N.A. LOC), 2.450%, 8/1/2019	8,240,000
13,000,000		Yavapai County, AZ IDA—Recovery Zone Facility (Drake Cement LLC), Taxble (Series 2015) Weekly VRDNs, (Bank of Nova Scotia, Toronto LOC), 2.550%, 8/1/2019	13,000,000
		TOTAL	1,028,926,062
Annual Shareholder Report
6

Principal Amount			Value
	[1]	NOTES-VARIABLE—continued
		Finance - Retail—1.7%
$50,000,000		Chariot Funding LLC, 2.592% (1-month USLIBOR +0.190%), 8/1/2019	$50,000,000
20,000,000		Old Line Funding, LLC, 2.710% (Effective Fed Funds +0.320%), 8/1/2019	20,000,000
		TOTAL	70,000,000
		Government Agency—1.8%
44,345,000		Jefferson at Stadium Park—Phase B Owner LLC, Jefferson at Stadium Park Apartments, (Federal Home Loan Bank of San Francisco LOC), 2.440%, 8/1/2019	44,345,000
3,935,000		Jerry P. Himmel Irrevocable Trust No. 1, (Federal Home Loan Bank of Dallas LOC), 2.450%, 8/1/2019	3,935,000
10,725,000		Joseph L. Goggins Irrevocable Insurance Trust, Series 2018, (Federal Home Loan Bank of Atlanta LOC), 2.430%, 8/1/2019	10,725,000
8,140,000		Millbrook, AL Redevelopment Authority, RAM Millbrook Hospitality LLC Project, Series 2017, (Federal Home Loan Bank of New York LOC), 2.310%, 8/1/2019	8,140,000
6,060,000		Roberts Insurance Trusts, LLC, (Federal Home Loan Bank of Des Moines LOC), 2.430%, 8/1/2019	6,060,000
		TOTAL	73,205,000
		TOTAL NOTES-VARIABLE	1,222,131,062
		NOTES-MUNICIPAL—0.2%
		Municipals—0.2%
8,319,000		Broome County, NY, Taxable (Series B) BANs, 3.000%, 5/1/2020 (IDENTIFIED COST $8,334,113)	8,334,113
		OTHER REPURCHASE AGREEMENTS—9.2%
50,000,000		Barclays Bank PLC, 2.390%, 8/16/2019, interest in a $80,000,000 collateralized loan agreement, dated 7/17/2019, will repurchase security provided as collateral for $80,159,333, in which asset-backed security with a market value of $81,762,520 have been received as collateral and held with BNY Mellon as tri-party agent.	50,000,000
43,000,000		BNP Paribas SA, 2.500%, 8/1/2019, interest in a $50,000,000 collateralized loan agreement, dated 7/31/2019, will repurchase securities provided as collateral for $50,003,472, in which U.S. government agency securities with a market value of $51,003,542 have been received as collateral and held with BNY Mellon as tri-party agent.	43,000,000
50,000,000		Citigroup Global Markets, Inc., 2.666%, 8/1/2019, interest in a $60,000,000 collateralized loan agreement, dated 2/1/2019, will repurchase securities provided as collateral for $60,804,132, in which medium-term notes and sovereign debt securities with a market value of $61,358,079 have been received as collateral and held with BNY Mellon as tri-party agent.	50,000,000
Annual Shareholder Report
7

Principal Amount		Value
	OTHER REPURCHASE AGREEMENTS—continued
$70,000,000	Citigroup Global Markets, Inc., 2.716%, 8/1/2019, interest in a $90,000,000 collateralized loan agreement, dated 2/1/2019, will repurchase securities provided as collateral for $91,228,823, in which asset-backed securities, collateralized mortgage-backed obligations and medium-term notes securities with a market value of $92,041,070 have been received as collateral and held with BNY Mellon as tri-party agent.	$70,000,000
50,000,000	HSBC Securities (USA), Inc., 2.470%, 8/1/2019, interest in a $50,000,000 collateralized loan agreement, dated 7/31/2019, will repurchase securities provided as collateral for $50,003,431, in which corporate bonds, medium-term notes and sovereign debt securities with a market value of $51,000,001 have been received as collateral and held with BNY Mellon as tri-party agent.	50,000,000
10,000,000	Wells Fargo Securities LLC, 2.680%, 10/18/2019, interest in a $10,000,000 collateralized loan agreement, dated 7/22/2019, will repurchase securities provided as collateral for $10,065,511, in which collateralized mortgage-backed obligations with a market value of $10,207,594 have been received as collateral and held with BNY Mellon as tri-party agent.	10,000,000
100,000,000	Wells Fargo Securities LLC, 2.470%, 8/1/2019, interest in a $100,000,000 collateralized loan agreement, dated 7/31/2019, will repurchase securities provided as collateral for $100,006,861, in which commercial paper with a market value of $102,006,999 have been received as collateral and held with BNY Mellon as tri-party agent.	100,000,000
	TOTAL OTHER REPURCHASE AGREEMENTS	373,000,000
	REPURCHASE AGREEMENTS—8.4%
213,000,000	Interest in $350,000,000 joint repurchase agreement, 2.540% dated 7/31/2019 under which Barclays Bank PLC will repurchase the securities provided as collateral for $350,024,694 on 8/1/2019. The securities provided as collateral at the end of the period held with BNY Mellon, tri-party agent, were U.S. treasury notes with various maturities to 11/30/2025 and the market value of those underlying securities was $357,025,201.	213,000,000
125,000,000	Interest in $200,000,000 joint repurchase agreement, 2.560% dated 7/31/2019 under which BMO Harris Bank, N.A. will repurchase the securities provided as collateral for $200,014,222 on 8/1/2019. The securities provided as collateral at the end of the period held with BNY Mellon, tri-party agent, were U.S. government agency securities with various maturities to 2/25/2036 and the market value of those underlying securities was $205,118,146.	125,000,000
	TOTAL REPURCHASE AGREEMENTS	338,000,000
Annual Shareholder Report
8

Principal Amount		Value
	INVESTMENT COMPANY—0.7%
26,997,500	Federated Institutional Prime Value Obligations Fund, Institutional Shares, 2.390%[3] (IDENTIFIED COST $27,000,100)	$27,000,100
	TOTAL INVESTMENT IN SECURITIES—99.9% (AT AMORTIZED COST)[4]	4,027,620,971
	OTHER ASSETS AND LIABILITIES—0.1%[5]	2,570,335
	TOTAL NET ASSETS—100%	$4,030,191,306
Securities that are subject to the federal alternative minimum tax (AMT) represent 1.3% of the Fund's portfolio as calculated based upon total market value (unaudited).
Affiliated fund holdings are investment companies which are managed by the Adviser or an affiliate of the Adviser. Transactions with affiliated fund holdings during the year ended July 31, 2019, were as follows:
Federated Institutional Prime Value Obligations Fund Institutional Shares
Balance of Shares Held 7/31/2018	26,997,500
Purchases/Additions	—
Sales/Reductions	—
Balance of Shares Held 7/31/2019	26,997,500
Value	$27,000,100
Change in Unrealized Appreciation/(Depreciation)	$—
Net Realized Gain/(Loss)	$—
Dividend Income	$646,716
1	Floating/variable note with current rate and current maturity or next reset date shown. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.
2	Discount rate at time of purchase for discount issues, or the coupon for interest-bearing issues.
3	7-day net yield.
4	Also represents cost for federal tax purposes.
5	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Note: The categories of investments are shown as a percentage of total net assets at July 31, 2019.
Annual Shareholder Report
9

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used, as of July 31, 2019, in valuing the Fund's assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Debt Securities:
Asset-Backed Securities	$—	$71,996,573	$—	$71,996,573
Certificates of Deposit	—	174,723,616	—	174,723,616
Commercial Paper	—	1,812,435,507	—	1,812,435,507
Notes-Variable	—	1,222,131,062	—	1,222,131,062
Notes-Municipal	—	8,334,113	—	8,334,113
Other Repurchase Agreements	—	373,000,000	—	373,000,000
Repurchase Agreements	—	338,000,000	—	338,000,000
Investment Company	27,000,100	—	—	27,000,100
TOTAL SECURITIES	$27,000,100	$4,000,620,871	$—	$4,027,620,971
The following acronyms are used throughout this portfolio:
BANs	—Bond Anticipation Notes
COL	—Collateralized
EDA	—Economic Development Authority
GTD	—Guaranteed
IDA	—Industrial Development Authority
LIBOR	— Interbank Offered Rate
LIQ	—Liquidity Agreement
LOC	—Letter of Credit
VMTP	—Variable Rate Municipal Term Preferred
VRDNs	—Variable Rate Demand Notes
VRDPs	—Variable Rate Demand Preferreds
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
10

Financial Highlights
(For a Share Outstanding Throughout Each Period)
Year Ended July 31,	2019	2018	2017	2016	2015
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Income from Investment Operations:
Net investment income	0.016	0.007	0.001	—	—
Net realized gain (loss)	0.000[1]	0.000[1]	—	0.000[1]	0.000[1]
TOTAL FROM INVESTMENT OPERATIONS	0.016	0.007	0.001	0.000[1]	0.000[1]
Less Distributions:
Distributions from net income	(0.016)	(0.007)	(0.001)	—	—
Distributions from net realized gain	(0.000)[1]	(0.000)[1]	—	(0.000)[1]	(0.000)[1]
TOTAL DISTRIBUTIONS	(0.016)	(0.007)	(0.001)	(0.000)[1]	(0.000)[1]
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[2]	1.58%	0.75%	0.10%	0.00%[3]	0.00%[3]
Ratios to Average Net Assets:
Net expenses[4]	1.02%	1.02%	0.92%	0.52%	0.27%
Net investment income	1.58%	0.70%	0.08%	0.00%	0.00%
Expense waiver/reimbursement[5]	0.19%	0.19%	0.30%	0.72%	1.05%
Supplemental Data:
Net assets, end of period (000 omitted)	$4,030,191	$4,220,884	$6,951,890	$11,562,657	$12,847,237
1	Represents less than $0.001.
2	Based on net asset value.
3	Represents less than 0.01%.
4	The net expense ratio is calculated without reduction for expenses offset arrangements. The net expense ratio was 1.02%, 1.02%, 0.92%, 0.52% and 0.27% for the years ended July 31, 2019, 2018, 2017, 2016 and 2015, respectively, after taking into account these expense reductions.
5	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
11

Statement of Assets and Liabilities
July 31, 2019
Assets:
Investment in securities, at value including $27,000,100 of investment in an affiliated holding	$3,316,620,971
Investments in other repurchase agreements and repurchase agreements	711,000,000
Investment in securities, at value (amortized and identified cost $4,027,620,971)		$4,027,620,971
Cash		67,519
Income receivable		5,490,998
TOTAL ASSETS		4,033,179,488
Liabilities:
Payable for shares redeemed	390
Payable for distribution services fee (Note 5)	1,545,558
Payable for other service fees (Notes 2 and 5)	859,506
Payable for transfer agent fee	326,240
Payable for portfolio accounting fees	102,009
Payable for investment advisor fee (Note 5)	14,625
Payable for administrative fee (Note 5)	9,091
Payable for Directors'/Trustees' fees (Note 5)	2,495
Accrued expenses (Note 5)	128,268
TOTAL LIABILITIES		2,988,182
Net assets for 4,030,187,422 shares outstanding		$4,030,191,306
Net Assets Consists of:
Paid-in capital		$4,030,174,867
Total distributable earnings		16,439
TOTAL NET ASSETS		$4,030,191,306
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
$4,030,191,306 ÷ 4,030,187,422 shares outstanding, no par value, unlimited shares authorized		$1.00
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
12

Statement of Operations
Year Ended July 31, 2019
Investment Income:
Interest			$111,640,559
Dividends received from an affiliated holding*			646,716
TOTAL INCOME			112,287,275
Expenses:
Investment adviser fee (Note 5)		$8,637,763
Administrative fee (Note 5)		3,446,407
Custodian fees		134,215
Transfer agent fees		4,337,212
Directors'/Trustees' fees (Note 5)		37,930
Auditing fees		23,600
Legal fees		11,888
Distribution services fee (Note 5)		23,753,849
Other service fees (Notes 2)		10,791,046
Portfolio accounting fees		175,181
Share registration costs		640,461
Printing and postage		394,330
Miscellaneous (Note 5)		30,994
TOTAL EXPENSES		52,414,876
Waivers, Reimbursement and Reduction:
Waiver/reimbursement of investment adviser fee (Note 5)	$(3,873,973)
Waiver of other operating expenses (Notes 5)	(4,318,882)
Reduction of custodian fees (Note 6)	(14,536)
TOTAL WAIVERS, REIMBURSEMENT AND REDUCTION		(8,207,391)
Net expenses			44,207,485
Net investment income			68,079,790
Net realized gain on investments			18,019
Change in net assets resulting from operations			$68,097,809
*	See information noted after the Fund's Portfolio of Investments.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
13

Statement of Changes in Net Assets
Year Ended July 31	2019	2018
Increase (Decrease) in Net Assets
Operations:
Net investment income	$68,079,790	$36,741,498
Net realized gain	18,019	77,615
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	68,097,809	36,819,113
Distributions to Shareholders (Note 2):
Distribution to shareholders	(68,124,598)	(36,829,944)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(68,124,598)	(36,829,944)
Share Transactions:
Proceeds from sale of shares	2,014,908,074	1,535,448,053
Net asset value of shares issued to shareholders in payment of distributions declared	66,550,811	35,655,901
Cost of shares redeemed	(2,272,124,378)	(4,302,099,698)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(190,665,493)	(2,730,995,744)
Change in net assets	(190,692,282)	(2,731,006,575)
Net Assets:
Beginning of period	4,220,883,588	6,951,890,163
End of period	$4,030,191,306	$4,220,883,588
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
14

Notes to Financial Statements
July 31, 2019
1. ORGANIZATION
Money Market Obligations Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end, management investment company. The Trust consists of 20 portfolios. The financial statements included herein are only those of Federated Capital Reserves Fund (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The investment objective of the Fund is to provide current income consistent with stability of principal and liquidity.
The Fund operates as a retail money market fund. As a retail money market fund, the Fund: (1) will generally continue to use amortized cost to value its portfolio securities and transact at a stable $1.00 net asset value (NAV); (2) has adopted policies and procedures reasonably designed to limit investments in the Fund to accounts beneficially owned by natural persons as required for a retail money market fund by Rule 2a-7 under the Act; and (3) has adopted policies and procedures to impose liquidity fees on redemptions and/or temporary redemption gates in the event that the Fund's weekly liquid assets were to fall below a designated threshold, if the Fund's Trustees determine such liquidity fees or redemption gates are in the best interest of the Fund.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
Most securities are valued at amortized cost. Shares of any institutional money market fund in which the Fund invests will be valued at the fund's NAV, which may be calculated using market value, rather than the amortized cost method. Under the amortized cost valuation method, an investment is valued initially at its cost as determined in accordance with GAAP. The Fund then adjusts the amount of interest income accrued each day over the term of the investment to account for any difference between the initial cost of the investment and the amount payable at its maturity. If amortized cost is determined not to approximate fair value, the value of the portfolio securities will be determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share.
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15

The Fund's Board of Trustees (the “Trustees”) have ultimate responsibility for determining the fair value of investments. The Trustees have appointed a valuation committee (“Valuation Committee”) comprised of officers of the Fund, Federated Investment Management Company (the “Adviser”) and certain of the Adviser's affiliated companies to assist in determining fair value of securities and in overseeing the comparison of amortized cost to market-based value. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of monitoring the relationship of market-based value and amortized cost. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs and assumptions) and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Repurchase Agreements
The Fund may invest in repurchase agreements for short-term liquidity purposes. It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.
The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.
The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.
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Repurchase agreements are subject to Master Netting Agreements which are agreements between the Fund and its counterparties that provide for the net settlement of all transactions and collateral with the Fund, through a single payment, in the event of default or termination. Amounts presented on the Portfolio of Investments and Statement of Assets and Liabilities are not net settlement amounts but gross. As indicated above, the cash or securities to be repurchased, as shown on the Portfolio of Investments, exceeds the repurchase price to be paid under the agreements reducing the net settlement amount to zero.
Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified cost basis. Interest income and expenses are accrued daily. Distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income, if any, are declared daily and paid monthly. Amortization/accretion of premium and discount is included in investment income. The detail of the total fund expense waivers, reimbursement and reduction of $8,207,391 is disclosed in various locations in Note 5 and Note 6.
Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses. The distributions disclosed on the Statement of Changes in Net Assets for the year ended July 31, 2018, were from the following sources:
Net investment income	$(36,741,498)
Net realized gain	(88,446)
Other Service Fees
The Fund may pay other service fees up to 0.25% of the average daily net assets of the Fund to unaffiliated financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for other service fees.
Federal Taxes
It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the year ended July 31, 2019, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of July 31, 2019, tax years 2016 through 2019 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.
Annual Shareholder Report
17

When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
Restricted Securities
The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer's expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. Restricted securities are valued at amortized cost in accordance with Rule 2a-7 under the Act.
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated. The Fund applies investment company accounting and reporting guidance.
3. SHARES OF BENEFICIAL INTEREST
The following table summarizes share activity:
Year Ended July 31	2019	2018
Shares sold	2,014,908,074	1,535,448,053
Shares issued to shareholders in payment of distributions declared	66,550,811	35,655,901
Shares redeemed	(2,272,124,378)	(4,302,099,698)
NET CHANGE RESULTING FROM FUND SHARE TRANSACTIONS	(190,665,493)	(2,730,995,744)
4. FEDERAL TAX INFORMATION
The tax character of distributions as reported on the Statement of Changes in Net Assets for the year ended July 31, 2019 and 2018, was as follows:
	2019	2018
Ordinary Income[1]	$68,124,598	$36,819,518
Long Term Capital Gains[1]	$—	$10,426
1	For tax purposes, short-term capital gain distributions are considered ordinary income distributions.

Annual Shareholder Report
18

As of July 31, 2019, the components of distributable earnings on a tax basis were as follows:
Undistributed ordinary income[2]	$16,439
2	For tax purposes, short-term capital gains are considered ordinary income in determining distributable earnings.
5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.20% of the Fund's average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee. For the year ended July 31, 2019, the Adviser voluntarily waived $3,832,154 of its fee.
The Adviser has agreed to waive its fee and/or reimburse the Fund for certain investment adviser fees as a result of transactions in other affiliated investment companies. For the year ended July 31, 2019, the Adviser waived and/or reimbursed $41,819.
Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. For purposes of determining the appropriate rate breakpoint, “Investment Complex” is defined as all of the Federated Funds subject to a fee under the Administrative Services Agreement. The fee paid to FAS is based on the average daily net assets of the Investment Complex as specified below:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.100%	on assets up to $50 billion
0.075%	on assets over $50 billion
Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the year ended July 31, 2019, the annualized net fee paid to FAS was 0.080% of average daily net assets of the Fund.
In addition, FAS may charge certain out-of-pocket expenses to the Fund.
Annual Shareholder Report
19

Distribution Services Fee
The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at 0.55% of average daily net assets, annually, to compensate FSC. Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee. For the year ended July 31, 2019, FSC waived $4,318,882 of its fees. When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the year ended July 31, 2019, FSC retained $8,034 of fees paid by the Fund.
Expense Limitation
Due to the possibility of changes in market conditions and other factors, there can be no assurance that the level of waiver/reimbursement/reduction of Fund expenses reflected in the financial highlights will be maintained in the future. However, the Adviser and certain of its affiliates (which may include FSC, FAS and FSSC) on their own initiative have agreed to waive certain amounts of their respective fees and/or reimburse expenses. Total annual fund operating expenses (as shown in the financial highlights, excluding interest expense, extraordinary expenses and proxy-related expenses paid by the Fund, if any) and the Fund's share of the fees and expenses of the investments in affiliated funds paid by the Fund (after the voluntary waivers and reimbursements) will not exceed 1.02% (the “Fee Limit”), up to but not including the later of (the “Termination Date”): (a) October 1, 2020; or (b) the date of the Fund's next effective Prospectus. While the Adviser and its applicable affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.
Directors'/Trustees' and Miscellaneous Fees
Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Directors'/Trustees' fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Adviser which in due course are reimbursed by the Fund. These expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses may be included in Accrued and Miscellaneous Expenses on the Statement of Assets and Liabilities and Statement of Operations, respectively.
6. EXPENSE REDUCTION
Through arrangements with the Fund's custodian, net credits realized as a result of uninvested cash balances were used to reduce custody expenses. For the year ended July 31, 2019, the Fund's expenses were reduced by $14,536 under these arrangements.
Annual Shareholder Report
20

7. CONCENTRATION OF RISK
A substantial portion of the Fund's portfolio may be comprised of obligations of banks. As a result, the Fund may be more susceptible to any economic, business, political or other developments which generally affect these entities.
8. LINE OF CREDIT
The Fund participates with certain other Federated Funds, on a several basis, in an up to $500,000,000 unsecured, 364-day, committed, revolving line of credit (LOC) agreement. The LOC was made available to finance temporarily the repurchase or redemption of shares of the Fund, failed trades, payment of dividends, settlement of trades and for other short-term, temporary or emergency general business purposes. The Fund cannot borrow under the LOC if an inter-fund loan is outstanding. The Fund's ability to borrow under the LOC also is subject to the limitations of the Act and various conditions precedent that must be satisfied before the Fund can borrow. Loans under the LOC are charged interest at a fluctuating rate per annum equal to the highest, on any day, of (a) (i) the federal funds effective rate, (ii) the one month London Interbank Offered Rate (LIBOR), and (iii) 0.0%, plus (b) a margin. The LOC also requires the Fund to pay, quarterly in arrears and at maturity, its pro rata share of a commitment fee based on the amount of the lenders' commitment that has not been utilized. As of July 31, 2019, the Fund had no outstanding loans. During the year ended July 31, 2019, the Fund did not utilize the LOC.
9. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (SEC), the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from or lend money to other participating affiliated funds. As of July 31, 2019, there were no outstanding loans. During the year ended July 31, 2019, the program was not utilized.
Annual Shareholder Report
21

Report of Independent Registered Public Accounting Firm
TO THE board of trustees OF Money Market Obligations trust and shareholders of Federated Capital Reserves Fund:
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities of Federated Capital Reserves Fund (the “Fund”) (one of the portfolios constituting Money Market Obligations Trust (the “Trust”)), including the portfolio of investments, as of July 31, 2019, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund (one of the funds constituting Money Market Obligations Trust) at July 31, 2019, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and its financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements are the responsibility of the Trust's management. Our responsibility is to express an opinion on the Fund's financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust's internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting, but not for the purpose of expressing an opinion on the effectiveness of the Trust's internal control over financial reporting. Accordingly, we express no such opinion.
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Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of July 31, 2019, by correspondence with the custodian and others, or by other appropriate auditing procedures where replies from others were not received. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.
We have served as the auditor of one or more Federated investment companies since 1979.
Boston, Massachusetts
September 23, 2019
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23

Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or other services fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from February 1, 2019 to July 31, 2019.
ACTUAL EXPENSES
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.
	Beginning Account Value 2/1/2019	Ending Account Value 7/31/2019	Expenses Paid During Period[1]
Actual	$1,000	$1,008.30	$5.08
Hypothetical (assuming a 5% return before expenses)	$1,000	$1,019.74	$5.11
1	Expenses are equal to the Fund's annualized net expense ratio of 1.02%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half-year period).
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Board of Trustees and Trust Officers
The Board of Trustees is responsible for managing the Trust's business affairs and for exercising all the Trust's powers except those reserved for the shareholders. The following tables give information about each Trustee and the senior officers of the Fund. Where required, the tables separately list Trustees who are “interested persons” of the Fund (i.e., “Interested” Trustees) and those who are not (i.e., “Independent” Trustees). Unless otherwise noted, the address of each person listed is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA 15222. The address of all Independent Trustees listed is 4000 Ericsson Drive, Warrendale, PA 15086-7561; Attention: Mutual Fund Board. As of December 31, 2018, the Trust comprised 20 portfolio(s), and the Federated Fund Family consisted of 40 investment companies (comprising 102 portfolios). Unless otherwise noted, each Officer is elected annually. Unless otherwise noted, each Trustee oversees all portfolios in the Federated Fund Family and serves for an indefinite term. The Fund's Statement of Additional Information includes additional information about Trust Trustees and is available, without charge and upon request, by calling 1-800-341-7400.
Interested TRUSTEES Background
Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
J. Christopher Donahue* Birth Date: April 11, 1949 President and Trustee Indefinite Term Began serving: April 1989	Principal Occupations: Principal Executive Officer and President of certain of the Funds in the Federated Fund Family; Director or Trustee of the Funds in the Federated Fund Family; President, Chief Executive Officer and Director, Federated Investors, Inc.; Chairman and Trustee, Federated Investment Management Company; Trustee, Federated Investment Counseling; Chairman and Director, Federated Global Investment Management Corp.; Chairman and Trustee, Federated Equity Management Company of Pennsylvania; Trustee, Federated Shareholder Services Company; Director, Federated Services Company.
Previous Positions: President, Federated Investment Counseling; President and Chief Executive Officer, Federated Investment Management Company, Federated Global Investment Management Corp. and Passport Research, Ltd; Chairman, Passport Research, Ltd.
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Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
Thomas R. Donahue* Birth Date: October 20, 1958 Trustee Indefinite Term Began serving: May 2016	Principal Occupations: Director or Trustee of certain of the funds in the Federated Fund Family; Chief Financial Officer, Treasurer, Vice President and Assistant Secretary, Federated Investors, Inc.; Chairman and Trustee, Federated Administrative Services; Chairman and Director, Federated Administrative Services, Inc.; Trustee and Treasurer, Federated Advisory Services Company; Director or Trustee and Treasurer, Federated Equity Management Company of Pennsylvania, Federated Global Investment Management Corp., Federated Investment Counseling, and Federated Investment Management Company; Director, MDTA LLC; Director, Executive Vice President and Assistant Secretary, Federated Securities Corp.; Director or Trustee and Chairman, Federated Services Company and Federated Shareholder Services Company; and Director and President, FII Holdings, Inc.
Previous Positions: Director, Federated Investors, Inc.; Assistant Secretary, Federated Investment Management Company, Federated Global Investment Management Company and Passport Research, LTD; Treasurer, Passport Research, LTD; Executive Vice President, Federated Securities Corp.; and Treasurer, FII Holdings, Inc.
*	Family relationships and reasons for “interested” status: J. Christopher Donahue and Thomas R. Donahue are brothers. Both are “interested” due to their beneficial ownership of shares of Federated Investors, Inc. and the positions they hold with Federated and its subsidiaries.
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INDEPENDENT TRUSTEES Background
Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
John T. Collins Birth Date: January 24, 1947 Trustee Indefinite Term Began serving: September 2013	Principal Occupations: Director or Trustee of the Federated Fund Family; formerly, Chairman and CEO, The Collins Group, Inc. (a private equity firm) (Retired).
Other Directorships Held: Director, Chairman of the Compensation Committee, KLX Energy Services Holdings, Inc. (oilfield services); former Director of KLX Corp. (aerospace).
Qualifications: Mr. Collins has served in several business and financial management roles and directorship positions throughout his career. Mr. Collins previously served as Chairman and CEO of The Collins Group, Inc. (a private equity firm) and as a Director of KLX Corp. Mr. Collins serves as Chairman Emeriti, Bentley University. Mr. Collins previously served as Director and Audit Committee Member, Bank of America Corp.; Director, FleetBoston Financial Corp.; and Director, Beth Israel Deaconess Medical Center (Harvard University Affiliate Hospital).
G. Thomas Hough Birth Date: February 28, 1955 Trustee Indefinite Term Began serving: August 2015	Principal Occupations: Director or Trustee of the Federated Fund Family; formerly, Vice Chair, Ernst & Young LLP (public accounting firm) (Retired).
Other Directorships Held: Director, Member of Governance and Compensation Committees, Publix Super Markets, Inc.; Director, Chair of the Audit Committee, Equifax, Inc.; Director, Member of the Audit Committee, Haverty Furniture Companies, Inc.
Qualifications: Mr. Hough has served in accounting, business management and directorship positions throughout his career. Mr. Hough most recently held the position of Americas Vice Chair of Assurance with Ernst & Young LLP (public accounting firm). Mr. Hough serves on the President's Cabinet and Business School Board of Visitors for the University of Alabama and is on the Business School Board of Visitors for Wake Forest University. Mr. Hough previously served as an Executive Committee member of the United States Golf Association.
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Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
Maureen Lally-Green Birth Date: July 5, 1949 Trustee Indefinite Term Began serving: August 2009	Principal Occupations: Director or Trustee of the Federated Fund Family; Adjunct Professor of Law, Duquesne University School of Law; formerly, Dean of the Duquesne University School of Law and Professor of Law and Interim Dean of the Duquesne University School of Law; formerly, Associate General Secretary and Director, Office of Church Relations, Diocese of Pittsburgh.
Other Directorships Held: Director, CNX Resources Corporation (formerly known as CONSOL Energy Inc.).
Qualifications: Judge Lally-Green has served in various legal and business roles and directorship positions throughout her career. Judge Lally-Green previously held the position of Dean of the School of Law of Duquesne University (as well as Interim Dean). Judge Lally-Green previously served as a member of the Superior Court of Pennsylvania and as a Professor of Law, Duquesne University School of Law. Judge Lally-Green also currently holds the positions on not for profit or for profit boards of directors as follows: Director and Chair, UPMC Mercy Hospital; Director and Vice Chair, Our Campaign for the Church Alive!, Inc.; Regent, Saint Vincent Seminary; Member, Pennsylvania State Board of Education (public); and Director CNX Resources Corporation (formerly known as CONSOL Energy Inc.). Judge Lally-Green has held the positions of: Director, Auberle; Director, Epilepsy Foundation of Western and Central Pennsylvania; Director, Ireland Institute of Pittsburgh; Director, Saint Thomas More Society; Director and Chair, Catholic High Schools of the Diocese of Pittsburgh, Inc.; Director, Pennsylvania Bar Institute; Director, St. Vincent College; and Director and Chair, North Catholic High School, Inc.
Charles F. Mansfield, Jr. Birth Date: April 10, 1945 Trustee Indefinite Term Began serving: January 1999	Principal Occupations: Director or Trustee of the Federated Fund Family; Management Consultant and Author.
Other Directorships Held: None.
Qualifications: Mr. Mansfield has served as a Marine Corps officer and in several banking, business management, educational roles and directorship positions throughout his long career. He remains active as a Management Consultant and Author.
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Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
Thomas M. O'Neill Birth Date: June 14, 1951 Trustee Indefinite Term Began serving: August 2006	Principal Occupations: Director or Trustee, Chair of the Audit Committee of the Federated Fund Family; Sole Proprietor, Navigator Management Company (investment and strategic consulting).
Other Directorships Held: None.
Qualifications: Mr. O'Neill has served in several business, mutual fund and financial management roles and directorship positions throughout his career. Mr. O'Neill serves as Director, Medicines for Humanity and Director, The Golisano Children's Museum of Naples, Florida. Mr. O'Neill previously served as Chief Executive Officer and President, Managing Director and Chief Investment Officer, Fleet Investment Advisors; President and Chief Executive Officer, Aeltus Investment Management, Inc.; General Partner, Hellman, Jordan Management Co., Boston, MA; Chief Investment Officer, The Putnam Companies, Boston, MA; Credit Analyst and Lending Officer, Fleet Bank; Director and Consultant, EZE Castle Software (investment order management software); and Director, Midway Pacific (lumber).
P. Jerome Richey Birth Date: February 23, 1949 Trustee Indefinite Term Began serving: September 2013	Principal Occupations: Director or Trustee of the Federated Fund Family; Management Consultant; Retired; formerly, Senior Vice Chancellor and Chief Legal Officer, University of Pittsburgh and Executive Vice President and Chief Legal Officer, CNX Resources Corporation (formerly known as CONSOL Energy Inc.).
Other Directorships Held: None.
Qualifications: Mr. Richey has served in several business and legal management roles and directorship positions throughout his career. Mr. Richey most recently held the positions of Senior Vice Chancellor and Chief Legal Officer, University of Pittsburgh. Mr. Richey previously served as Chairman of the Board, Epilepsy Foundation of Western Pennsylvania and Chairman of the Board, World Affairs Council of Pittsburgh. Mr. Richey previously served as Chief Legal Officer and Executive Vice President, CNX Resources Corporation (formerly known as CONSOL Energy Inc.); and Board Member, Ethics Counsel and Shareholder, Buchanan Ingersoll & Rooney PC (a law firm).
John S. Walsh Birth Date: November 28, 1957 Trustee Indefinite Term Began serving: January 1999	Principal Occupations: Director or Trustee, and Chair of the Board of Directors or Trustees, of the Federated Fund Family; President and Director, Heat Wagon, Inc. (manufacturer of construction temporary heaters); President and Director, Manufacturers Products, Inc. (distributor of portable construction heaters); President, Portable Heater Parts, a division of Manufacturers Products, Inc.
Other Directorships Held: None.
Qualifications: Mr. Walsh has served in several business management roles and directorship positions throughout his career. Mr. Walsh previously served as Vice President, Walsh & Kelly, Inc. (paving contractors).
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OFFICERS
Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
Lori A. Hensler Birth Date: January 6, 1967 TREASURER Officer since: April 2013	Principal Occupations: Principal Financial Officer and Treasurer of the Federated Fund Family; Senior Vice President, Federated Administrative Services; Financial and Operations Principal for Federated Securities Corp. and Edgewood Services, Inc.; and Assistant Treasurer, Federated Investors Trust Company. Ms. Hensler has received the Certified Public Accountant designation.
Previous Positions: Controller of Federated Investors, Inc.; Senior Vice President and Assistant Treasurer, Federated Investors Management Company; Treasurer, Federated Investors Trust Company; Assistant Treasurer, Federated Administrative Services, Federated Administrative Services, Inc., Federated Securities Corp., Edgewood Services, Inc., Federated Advisory Services Company, Federated Equity Management Company of Pennsylvania, Federated Global Investment Management Corp., Federated Investment Counseling, Federated Investment Management Company, Passport Research, Ltd., and Federated MDTA, LLC; Financial and Operations Principal for Federated Securities Corp., Edgewood Services, Inc. and Southpointe Distribution Services, Inc.
Peter J. Germain Birth Date: September 3, 1959 CHIEF LEGAL OFFICER, SECRETARY and EXECUTIVE VICE PRESIDENT Officer since: January 2005	Principal Occupations: Mr. Germain is Chief Legal Officer, Secretary and Executive Vice President of the Federated Fund Family. He is General Counsel, Chief Legal Officer, Secretary and Executive Vice President, Federated Investors, Inc.; Trustee and Senior Vice President, Federated Investors Management Company; Trustee and President, Federated Administrative Services; Director and President, Federated Administrative Services, Inc.; Director and Vice President, Federated Securities Corp.; Director and Secretary, Federated Private Asset Management, Inc.; Secretary, Federated Shareholder Services Company; and Secretary, Retirement Plan Service Company of America. Mr. Germain joined Federated in 1984 and is a member of the Pennsylvania Bar Association.
Previous Positions: Deputy General Counsel, Special Counsel, Managing Director of Mutual Fund Services, Federated Investors, Inc.; Senior Vice President, Federated Services Company; and Senior Corporate Counsel, Federated Investors, Inc.
Stephen Van Meter Birth Date: June 5, 1975 CHIEF COMPLIANCE OFFICER AND SENIOR VICE PRESIDENT Officer since: July 2015	Principal Occupations: Senior Vice President and Chief Compliance Officer of the Federated Fund Family; Vice President and Chief Compliance Officer of Federated Investors, Inc. and Chief Compliance Officer of certain of its subsidiaries. Mr. Van Meter joined Federated in October 2011. He holds FINRA licenses under Series 3, 7, 24 and 66.
Previous Positions: Mr. Van Meter previously held the position of Compliance Operating Officer, Federated Investors, Inc. Prior to joining Federated, Mr. Van Meter served at the United States Securities and Exchange Commission in the positions of Senior Counsel, Office of Chief Counsel, Division of Investment Management and Senior Counsel, Division of Enforcement.
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Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
Deborah A. Cunningham Birth Date: September 15, 1959 CHIEF INVESTMENT OFFICER Officer since: May 2004	Principal Occupations: Deborah A. Cunningham was named Chief Investment Officer of Federated's money market products in 2004. She joined Federated in 1981 and has been a Senior Portfolio Manager since 1997 and an Executive Vice President of the Fund's Adviser since 2009. Ms. Cunningham has received the Chartered Financial Analyst designation and holds an M.S.B.A. in Finance from Robert Morris College.
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Evaluation and Approval of Advisory Contract–May 2019
Federated Capital Reserves Fund (the “Fund”)
At its meetings in May 2019, the Fund's Board of Trustees (the “Board”), including a majority of those Trustees who are not “interested persons” of the Fund, as defined in the Investment Company Act of 1940 (the “Independent Trustees”), reviewed and unanimously approved the continuation of the Fund's investment advisory contract for an additional one-year term. The Board's decision regarding the contract reflects the exercise of its business judgment after considering all of the information received on whether to continue the existing arrangements.
At the request of the Independent Trustees, the Fund's Chief Compliance Officer (the CCO) furnished to the Board in advance of its May 2019 meetings an independent written evaluation presenting on the topics discussed below. The Board considered the CCO's independent written evaluation (the “CCO Fee Evaluation Report”), along with other information, in evaluating the reasonableness of the Fund's management fee and in deciding to approve the continuation of the investment advisory contract. The CCO, in preparing the CCO Fee Evaluation Report, has the authority to retain consultants, experts or staff as reasonably necessary to assist in the performance of his duties, reports directly to the Board, and can be terminated only with the approval of a majority of the Independent Trustees. At the request of the Independent Trustees, the CCO Fee Evaluation Report followed the same general approach and covered the same topics as that of the report that had previously been delivered by the CCO in his capacity as “Senior Officer,” prior to the elimination of the Senior Officer position in December 2017.
The Board also considered judicial decisions concerning allegedly excessive investment advisory fees in making its decision. Using these judicial decisions as a guide, the Board observed that the following factors may be relevant to an adviser's fiduciary duty with respect to its receipt of compensation from a fund: (1) the nature and quality of the services provided by an adviser to a fund and its shareholders (including the performance of the fund, its benchmark and comparable funds); (2) an adviser's cost of providing the services (including the profitability to an adviser of providing advisory services to a fund); (3) the extent to which an adviser may realize “economies of scale” as a fund grows larger and, if such economies of scale exist, whether they have been shared with a fund and its shareholders or the family of funds; (4) any “fall-out” financial benefits that accrue to an adviser because of its relationship with a fund (including research services received from brokers that execute fund trades and any fees paid to affiliates of an adviser for services rendered to a fund); (5) comparative fee and expense structures (including a comparison of fees paid to an adviser with those paid by similar funds both internally and externally as well as management fees charged to institutional and other advisory clients of the
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adviser for what might be viewed as like services); and (6) the extent of care, conscientiousness and independence with which the fund's board members perform their duties and their expertise (including whether they are fully informed about all facts the board deems relevant to its consideration of an adviser's services and fees). The Board noted that the Securities and Exchange Commission (SEC) disclosure requirements regarding the basis for the Board's approval of the Fund's investment advisory contract generally align with the factors listed above. The Board was aware of these factors and was guided by them in its review of the Fund's investment advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.
The Board considered and weighed these factors in light of its substantial accumulated experience in governing the Fund and working with Federated Investment Management Company (the “Adviser”) and its affiliates (collectively, “Federated”) on matters relating to the funds advised by Federated (each, a “Federated Fund”). The Independent Trustees were assisted in their deliberations by independent legal counsel.
In addition to the extensive materials that comprise and accompany the CCO Fee Evaluation Report, the Board received detailed information about the Fund and the Federated organization throughout the year, and in connection with its May meetings at which the Board's formal approval of the advisory and subadvisory contracts occurred. In this regard, Federated provided much of this information at each regular meeting of the Board, and furnished additional information specifically in connection with the May meetings. In the months preceding the May meetings, the Board requested and reviewed written materials prepared by Federated in response to requests on behalf of the Independent Trustees encompassing a wide variety of topics. At the May meetings, in addition to meeting in separate sessions of the Independent Trustees without management present, senior management of the Adviser also met with the Independent Trustees and their counsel to discuss the materials presented and such additional matters as the Independent Trustees deemed reasonably necessary to evaluate the advisory and subadvisory contracts. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose.
The Board's consideration of the investment advisory contract included review of the CCO Fee Evaluation Report, accompanying data and additional information covering the following matters among others: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short-term and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in terms relative to its particular investment program and certain competitor or “peer group” funds and/or other benchmarks, as appropriate) and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses, including the advisory fee and the overall expense structure of the Fund (both in absolute terms and relative to similar and/or competing funds), with due
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regard for contractual or voluntary expense limitations; the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders; the entrepreneurial and other risks assumed by the Adviser in sponsoring the Fund; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated Funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are generally available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated Funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated Funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.
While mindful that courts have cautioned against giving too much weight to comparative information concerning fees charged by other advisers for managing funds with comparable investment programs, the Board has found the use of such comparisons to be relevant to its deliberations. In this regard, the Board was presented with, and considered, information regarding the contractual advisory fee rates, net advisory fee rates, total expense ratios and each element of the Fund's total expense ratio (i.e., gross and net advisory fees, custody fees, portfolio accounting fees and transfer agency fees) relative to an appropriate group of peer funds compiled by Federated using data supplied by independent fund ranking organizations (the “Peer Group”). The Board received a description of the composition and methodology used to select the Peer Group. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because it is believed that they are more relevant. For example, other mutual funds are the products most like the Fund, in that they are readily available to Fund shareholders as alternative investment vehicles. Also, they are the type of investment vehicle, in fact, chosen and maintained by the Fund's investors. The range of their fees and expenses, therefore, appears to be a relevant indicator of what consumers have found to be reasonable in the marketplace in which the Fund competes.
The Board reviewed the contractual advisory fee rate, net advisory fee rate and other expenses of the Fund and noted the position of the Fund's fee rates relative to its Peer Group. In this regard, the Board noted that the contractual advisory fee rate was below the median of the relevant Peer Group and the Board was satisfied that the overall expense structure of the Fund remained competitive.
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For comparison, the CCO reviewed the fees charged by Federated for providing advisory services to products other than the Federated Funds (e.g., institutional separate accounts and third-party unaffiliated mutual funds for which Federated serves as sub-adviser) (referenced to as “Comparable Funds/Accounts”). With respect to Comparable Funds/Accounts other than third-party mutual funds, the CCO concluded that they are inherently different products. Those differences include, but are not limited to, different types of targeted investors; different applicable laws and regulations; different legal structures; different average account sizes and portfolio management techniques made necessary by different cash flows and different associated costs; and the time spent by portfolio managers and their teams, as well as personnel in the Funds Financial Services, Legal, Compliance and Risk Management departments, in reviewing securities pricing, addressing different administrative responsibilities, addressing different degrees of risk associated with management and a variety of different costs. The CCO also reviewed the differences in the nature of the services required for Federated to manage its proprietary mutual fund business versus managing a discrete pool of assets as a sub-adviser to another institution's mutual fund, and that Federated generally performs significant additional services and assumes substantially greater risks in managing the Fund and other Federated Funds than in its role as sub-adviser to an unaffiliated third-party mutual fund. The CCO did not consider the fees for providing advisory services to Comparable Funds/Accounts to be determinative in judging the appropriateness of the Federated Funds' advisory fees.
Following such evaluation, and full deliberations, the Board concluded that the fees and expenses of the Fund are reasonable and supported renewal of the Fund's investment advisory contract.
The Board considered the nature, extent and quality of the services provided to the Fund by the Adviser and the resources of the Adviser and its affiliates dedicated to the Fund. In this regard, the Board evaluated, among other things, the Adviser's personnel, experience, track record, financial resources, overall reputation and willingness to invest in personnel and infrastructure that benefit the Fund. In addition, the Board reviewed the qualifications, backgrounds and responsibilities of the portfolio management team primarily responsible for the day-to-day management of the Fund and the Adviser's ability and experience in attracting and retaining qualified personnel to service the Fund. The Board noted the investment research and company engagement capabilities of the Adviser and its affiliates. The Board also noted the compliance program of the Adviser and the compliance-related resources provided to the Fund by the Adviser, including the Adviser's commitment to respond to rulemaking initiatives of the SEC. The Fund's ability to deliver competitive performance when compared to its Peer Group was also deemed to be relevant by the Board as a useful indicator of how the Adviser is executing the Fund's investment
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program. The Adviser's ability to execute this program was one of the Board's considerations in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services warrant the continuation of the investment advisory contract.
In evaluating the Fund's investment performance, the Board considered performance results in light of the Fund's investment objective, strategies and risks, as disclosed in the Fund's prospectus. The Board considered detailed investment reports on the Fund's performance that were provided to the Board throughout the year and in connection with the May meetings. The CCO also reviewed information regarding the performance of other mutual funds in the Peer Group, noting the CCO's view that comparisons to fund peer groups may be helpful, though not conclusive, in evaluating the performance of the Adviser in managing the Fund. The Board considered, in evaluating such comparisons, that in some cases there may be differences in the funds' objectives or investment management techniques, or the costs to implement the funds, even within the same Peer Group.
The Fund's performance fell below the median of the relevant Peer Group for the one-year period covered by the CCO Fee Evaluation Report. The Board discussed the Fund's performance with the Adviser, including the reasons for the Fund's performance, and recognized the efforts being taken by the Adviser. The Board also considered the relatively tight dispersion of performance data with respect to the Fund and its Peer Group.
Following such evaluation, and full deliberations, the Board concluded that the performance of the Fund supported renewal of the Fund's investment advisory contract.
The Board also received financial information about Federated, including information regarding the compensation and ancillary (or “fall-out”) benefits Federated derived from its relationships with the Federated Funds. This information covered not only the fees under the investment advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated Funds under separate contracts (e.g., for serving as the Federated Funds' administrator and distributor). In this regard, the Board considered that certain Federated subsidiaries provide distribution and shareholder services to the Federated Funds, for which they may be compensated through distribution and servicing fees paid pursuant to Rule 12b-1 plans or otherwise. The information also detailed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated Fund trades. In addition, the Board considered the fact that, in order for a Federated Fund to be competitive in the marketplace, the Adviser and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to Federated Fund investors and/or indicated to the Board their intention to do so in the future. Moreover, the Board receives regular reporting as to the institution, adjustment or elimination of these voluntary waivers.
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In 2015, the Board approved a reduction of 10 basis points in the contractual advisory fee.
Federated furnished information, requested by the CCO, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the CCO. The CCO noted that, while these cost allocation reports apply consistent allocation processes, the inherent difficulties in allocating costs continues to cause the CCO to question the precision of the process and to conclude that such reports may be unreliable, since a single change in an allocation estimate may dramatically alter the resulting estimate of cost and/or profitability of a Federated Fund and may produce unintended consequences. The allocation information, including the CCO's view that fund-by-fund estimations may be unreliable, was considered in the evaluation by the Board.
The Board and the CCO also reviewed information compiled by Federated comparing its profitability information to other publicly held fund management companies, including information regarding profitability trends over time. In this regard, the CCO concluded that Federated's profit margins did not appear to be excessive. The CCO also noted that Federated appeared financially sound, with the resources necessary to fulfill its obligations under its contracts with the Fund.
The CCO Fee Evaluation Report also discussed the notion of possible realization of “economies of scale” as a fund grows larger, the difficulties of calculating economies of scale at an individual fund level, and the extent to which potential scale benefits are shared with shareholders. In this regard, the Board considered that Federated has made significant and long-term investments in areas that support all of the Federated Funds, such as personnel and processes for the portfolio management, shareholder services, compliance, internal audit and risk management functions, as well as systems technology (including technology relating to cybersecurity) and that the benefits of these investments (as well as any economies of scale, should they exist) were likely to be shared with the Federated Fund family as a whole. The Board noted that Federated's investments in these areas are extensive. In addition, the Board considered that the Adviser and its affiliates have frequently waived fees and/or reimbursed expenses and that this has allowed potential economies of scale to be shared with shareholders. The Board also considered that such waivers and reimbursements can provide protection from an increase in expenses if a Federated Fund's assets decline. Federated, as it does throughout the year, and specifically in connection with the Board's review of the advisory and subadvisory contracts, furnished information relative to revenue sharing or adviser-paid fees. Federated and the CCO noted that this information should be viewed to determine if there was an incentive to either not apply breakpoints, or to apply breakpoints at higher levels, and should not be viewed to determine the appropriateness of advisory fees. The Board also noted the absence of any
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applicable regulatory or industry guidelines on this subject, which (as discussed in the CCO Fee Evaluation Report) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as a fund attains a certain size.
The CCO stated that his observations and the information accompanying the CCO Fee Evaluation Report supported a finding by the Board that the management fee for the Fund was reasonable. Under these circumstances, no changes were recommended to, and no objection was raised to the continuation of, the Fund's investment advisory contract. The CCO also recognized that the Board's evaluation of the Federated Funds' advisory and subadvisory arrangements is a continuing and on-going process that is informed by the information that the Board requests and receives from management throughout the course of the year and, in this regard, the CCO noted certain items for future reporting to the Board or further consideration by management as the Board continues its on-going oversight of the Federated Funds.
In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an investment advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the investment advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund. The Board concluded that, in light of the factors summarized above, including the nature, quality and scope of the services provided to the Fund by the Adviser and its affiliates, continuation of the investment advisory contract was appropriate.
The Board based its decision to approve the investment advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the continuation of the contract reflects its view that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangement.
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Voting Proxies on Fund Portfolio Securities
A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available via the Proxy Voting Record (Form N-PX) link associated with the Fund and share class name at www.FederatedInvestors.com/FundInformation. Form N-PX filings are also available at the SEC's website at www.sec.gov.
Portfolio Schedule
The Fund files with the SEC a complete schedule of its portfolio holdings as of the close of each month on “Form N-MFP.” Form N-MFP is available on the SEC's website at www.sec.gov. You may access Form N-MFP via the link to the Fund and share class name at www.FederatedInvestors.com.
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You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. The Fund may impose a fee upon the sale of your shares or may temporarily suspend your ability to sell shares if the Fund's liquidity falls below required minimums because of market conditions or other factors. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund's sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.
This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

Federated Capital Reserves Fund
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 608919304
41050 (9/19)
Federated is a registered trademark of Federated Investors, Inc.
2019 ©Federated Investors, Inc.

Annual Shareholder Report
July 31, 2019
Share Class | Ticker	A | GRAXX	B | GRBXX	C | GRCXX
	F | GRGXX	P | GRFXX

Federated Government Reserves Fund
Fund Established 2005

A Portfolio of Money Market Obligations Trust
IMPORTANT NOTICE REGARDING REPORT DELIVERY
Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund's shareholder reports like this one will no longer be sent by mail, unless you specifically request paper copies of the reports from the Fund or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.
If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund or your financial intermediary electronically by contacting your financial intermediary (such as a broker-dealer or bank); other shareholders may call the Fund at 1-800-341-7400, Option 4.
You may elect to receive all future reports in paper free of charge. You can inform the Fund or your financial intermediary that you wish to continue receiving paper copies of your shareholder reports by contacting your financial intermediary (such as a broker-dealer or bank); other shareholders may call the Fund at 1-800-341-7400, Option 4. Your election to receive reports in paper will apply to all funds held with the Fund complex or your financial intermediary.

Not FDIC Insured ■ May Lose Value ■ No Bank Guarantee

J. Christopher
Donahue
President
Federated Government Reserves Fund
Letter from the President
Dear Valued Shareholder,
I am pleased to present the Annual Shareholder Report for your fund covering the period from August 1, 2018 through July 31, 2019. This report includes a complete listing of your fund's holdings, performance information and financial statements along with other important fund information.
In addition, our website, FederatedInvestors.com, offers easy access to Federated resources that include timely fund updates, economic and market insights from our investment strategists, and financial planning tools.
Thank you for investing with Federated. I hope you find this information useful and look forward to keeping you informed.
Sincerely,
J. Christopher Donahue, President

Portfolio of Investments Summary Tables (unaudited)
At July 31, 2019, the Fund's portfolio composition1 was as follows:
Security Type	Percentage of Total Net Assets
Repurchase Agreements	52.6%
U.S. Government Agency Securities	34.0%
U.S. Treasury Securities	14.0%
Other Assets and Liabilities—Net[2]	(0.6)%
TOTAL	100.0%
At July 31, 2019, the Fund's effective maturity3 schedule was as follows:
Securities With an Effective Maturity of:	Percentage of Total Net Assets
1-7 Days	65.9%
8-30 Days	12.6%
31-90 Days	10.0%
91-180 Days	6.2%
181 Days or more	5.9%
Other Assets and Liabilities—Net[2]	(0.6)%
TOTAL	100.0%
1	See the Fund's Prospectus and Statement of Additional Information for more complete information regarding these security types.
2	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
3	Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940, which regulates money market mutual funds.
Annual Shareholder Report
1

Portfolio of Investments
July 31, 2019
Principal Amount			Value
		GOVERNMENT AGENCIES—34.0%
$93,090,000	[1]	Federal Farm Credit System Discount Notes, 2.320% - 2.670%, 8/23/2019 - 5/20/2020	$92,324,226
10,000,000	[2]	Federal Farm Credit System Floating Rate Notes, 2.186% (1-month USLIBOR -0.055%), 8/27/2019	9,999,771
50,000,000	[2]	Federal Farm Credit System Floating Rate Notes, 2.192% - 2.324% (1-month USLIBOR -0.080%), 8/13/2019 - 8/27/2019	49,998,573
20,000,000	[2]	Federal Farm Credit System Floating Rate Notes, 2.246% (1-month USLIBOR +0.005%), 8/27/2019	19,999,345
47,500,000	[2]	Federal Farm Credit System Floating Rate Notes, 2.304% (1-month USLIBOR -0.065%), 8/12/2019	47,498,655
30,000,000	[2]	Federal Farm Credit System Floating Rate Notes, 2.319% (1-month USLIBOR -0.060%), 8/4/2019	29,999,732
10,000,000	[2]	Federal Farm Credit System Floating Rate Notes, 2.324% (1-month USLIBOR -0.045%), 8/12/2019	10,000,000
91,500,000	[2]	Federal Farm Credit System Floating Rate Notes, 2.325% - 2.411% (1-month USLIBOR +0.000%), 8/13/2019 - 8/14/2019	91,500,000
8,500,000	[2]	Federal Farm Credit System Floating Rate Notes, 2.336% (1-month USLIBOR -0.030%), 8/9/2019	8,500,000
21,000,000	[2]	Federal Farm Credit System Floating Rate Notes, 2.349% (1-month USLIBOR -0.015%), 8/8/2019	21,000,000
20,000,000	[2]	Federal Farm Credit System Floating Rate Notes, 2.378% (1-month USLIBOR -0.020%), 8/2/2019	19,999,583
35,000,000	[2]	Federal Farm Credit System Floating Rate Notes, 2.380% (1-month USLIBOR +0.000%), 8/4/2019	34,999,049
10,000,000	[2]	Federal Farm Credit System Floating Rate Notes, 2.465% (Secured Overnight Financing Rate +0.075%), 8/1/2019	10,000,000
15,000,000	[2]	Federal Farm Credit System Floating Rate Notes, 2.490% (Secured Overnight Financing Rate +0.100%), 8/1/2019	15,000,000
25,000,000	[2]	Federal Farm Credit System Floating Rate Notes, 2.495% (Secured Overnight Financing Rate +0.105%), 8/1/2019	25,000,000
21,000,000	[2]	Federal Farm Credit System Floating Rate Notes, 2.510% (Secured Overnight Financing Rate +0.120%), 8/1/2019	21,000,000
14,000,000	[2]	Federal Farm Credit System Floating Rate Notes, 2.515% (Effective Fed Funds +0.125%), 8/1/2019	13,998,894
413,000,000	[1]	Federal Home Loan Bank System Discount Notes, 2.020% - 2.455%, 8/2/2019 - 3/24/2020	410,947,401
55,000,000	[2]	Federal Home Loan Bank System Floating Rate Notes, 2.045% (3-month USLIBOR -0.230%), 10/25/2019	55,001,715
18,000,000	[2]	Federal Home Loan Bank System Floating Rate Notes, 2.127% (3-month USLIBOR -0.150%), 10/22/2019	18,000,000
Annual Shareholder Report
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Principal Amount			Value
		GOVERNMENT AGENCIES—continued
$77,250,000	[2]	Federal Home Loan Bank System Floating Rate Notes, 2.171% - 2.279% (3-month USLIBOR -0.140%), 9/19/2019 - 9/26/2019	$77,253,029
70,000,000	[2]	Federal Home Loan Bank System Floating Rate Notes, 2.181% (1-month USLIBOR -0.080%), 8/26/2019	70,000,000
39,500,000	[2]	Federal Home Loan Bank System Floating Rate Notes, 2.201% (1-month USLIBOR -0.040%), 8/27/2019	39,500,000
54,750,000	[2]	Federal Home Loan Bank System Floating Rate Notes, 2.217% - 2.314% (1-month USLIBOR -0.055%), 8/12/2019 - 8/20/2019	54,750,000
76,000,000	[2]	Federal Home Loan Bank System Floating Rate Notes, 2.240% - 2.309% (1-month USLIBOR -0.060%), 8/11/2019 - 8/18/2019	76,000,000
30,000,000	[2]	Federal Home Loan Bank System Floating Rate Notes, 2.246% (1-month USLIBOR -0.025%), 8/20/2019	30,000,000
117,250,000	[2]	Federal Home Loan Bank System Floating Rate Notes, 2.248% - 2.330% (1-month USLIBOR -0.050%), 8/4/2019 - 8/19/2019	117,250,000
31,000,000	[2]	Federal Home Loan Bank System Floating Rate Notes, 2.280% (3-month USLIBOR -0.245%), 8/16/2019	30,998,829
85,000,000	[2]	Federal Home Loan Bank System Floating Rate Notes, 2.281% (1-month USLIBOR -0.085%), 8/9/2019	85,000,000
75,000,000	[2]	Federal Home Loan Bank System Floating Rate Notes, 2.290% (3-month USLIBOR -0.275%), 8/7/2019	75,000,000
52,000,000	[2]	Federal Home Loan Bank System Floating Rate Notes, 2.299% - 2.323% (1-month USLIBOR -0.065%), 8/3/2019 - 8/8/2019	51,999,194
35,000,000	[2]	Federal Home Loan Bank System Floating Rate Notes, 2.315% - 2.359% (1-month USLIBOR -0.010%), 8/7/2019 - 8/15/2019	35,000,000
35,000,000	[2]	Federal Home Loan Bank System Floating Rate Notes, 2.332% (1-month USLIBOR +0.000%), 8/16/2019	35,000,000
24,000,000	[2]	Federal Home Loan Bank System Floating Rate Notes, 2.359% (1-month USLIBOR -0.020%), 8/4/2019	24,000,000
43,000,000	[2]	Federal Home Loan Bank System Floating Rate Notes, 2.404% (3-month USLIBOR -0.120%), 8/28/2019	43,000,000
35,000,000	[2]	Federal Home Loan Bank System Floating Rate Notes, 2.410% (Secured Overnight Financing Rate +0.020%), 8/1/2019	35,000,000
76,500,000	[2]	Federal Home Loan Bank System Floating Rate Notes, 2.415% (Secured Overnight Financing Rate +0.025%), 8/1/2019	76,500,000
66,500,000	[2]	Federal Home Loan Bank System Floating Rate Notes, 2.420% (Secured Overnight Financing Rate +0.030%), 8/1/2019	66,500,000
56,000,000	[2]	Federal Home Loan Bank System Floating Rate Notes, 2.425% (Secured Overnight Financing Rate +0.035%), 8/1/2019	56,001,452
25,000,000	[2]	Federal Home Loan Bank System Floating Rate Notes, 2.435% (Secured Overnight Financing Rate +0.045%), 8/1/2019	25,000,000
28,000,000	[2]	Federal Home Loan Bank System Floating Rate Notes, 2.455% (Secured Overnight Financing Rate +0.065%), 8/1/2019	28,000,000
95,000,000	[2]	Federal Home Loan Bank System Floating Rate Notes, 2.465% (Secured Overnight Financing Rate +0.075%), 8/1/2019	95,000,000
Annual Shareholder Report
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Principal Amount			Value
		GOVERNMENT AGENCIES—continued
$25,000,000	[2]	Federal Home Loan Bank System Floating Rate Notes, 2.505% (Secured Overnight Financing Rate +0.115%), 8/1/2019	$25,000,000
241,000,000		Federal Home Loan Bank System, 2.100% - 2.580%, 8/19/2019 - 7/23/2020	240,999,576
60,000,000	[2]	Federal Home Loan Mortgage Corp. Floating Rate Notes, 2.450% (Secured Overnight Financing Rate +0.060%), 8/1/2019	60,000,000
104,000,000		Federal Home Loan Mortgage Corp., 2.460% - 2.520%, 4/8/2020 - 6/3/2020	104,000,000
25,500,000	[2]	Federal National Mortgage Association Floating Rate Notes, 2.465% (Secured Overnight Financing Rate +0.075%), 8/1/2019	25,500,000
22,600,000	[2]	Federal National Mortgage Association Floating Rate Notes, 2.550% (Secured Overnight Financing Rate +0.160%), 8/1/2019	22,600,000
65,500,000		Federal National Mortgage Association, 1.000%, 8/28/2019 - 10/24/2019	65,355,951
		TOTAL GOVERNMENT AGENCIES	2,774,974,975
		U.S. TREASURY—14.0%
55,000,000	[1]	United States Treasury Bill, 2.010%, 1/16/2020	54,484,100
60,000,000	[1]	United States Treasury Bill, 2.130%, 12/19/2019	59,503,000
50,000,000	[1]	United States Treasury Bill, 2.390%, 10/17/2019	49,744,403
29,000,000	[1]	United States Treasury Bill, 2.400%, 10/24/2019	28,837,600
70,000,000	[1]	United States Treasury Bills, 2.135% - 2.136%, 12/12/2019	69,447,817
52,500,000	[1]	United States Treasury Bills, 2.465% - 2.468%, 2/27/2020	51,744,787
22,500,000	[2]	United States Treasury Floating Rate Notes, 2.113% (91-day T-Bill +0.033%), 8/6/2019	22,501,319
29,500,000	[2]	United States Treasury Floating Rate Notes, 2.123% (91-day T-Bill +0.043%), 8/6/2019	29,483,654
106,250,000	[2]	United States Treasury Floating Rate Notes, 2.125% (91-day T-Bill +0.045%), 8/6/2019	106,195,145
207,300,000	[2]	United States Treasury Floating Rate Notes, 2.195% (91-day T-Bill +0.115%), 8/6/2019	207,182,727
50,000,000	[2]	United States Treasury Floating Rate Notes, 2.219% (91-day T-Bill +0.139%), 8/6/2019	49,998,723
44,000,000		United States Treasury Note, 1.250%, 2/29/2020	43,779,322
13,000,000		United States Treasury Note, 1.375%, 3/31/2020	12,899,455
8,500,000		United States Treasury Note, 1.375%, 5/31/2020	8,454,933
80,000,000		United States Treasury Note, 1.500%, 10/31/2019	79,784,914
9,250,000		United States Treasury Note, 1.500%, 11/30/2019	9,218,342
29,000,000		United States Treasury Note, 1.500%, 4/15/2020	28,893,121
20,000,000		United States Treasury Note, 1.875%, 12/31/2019	19,945,835
12,000,000		United States Treasury Note, 2.375%, 4/30/2020	12,029,955
67,000,000		United States Treasury Note, 3.375%, 11/15/2019	67,162,822
26,500,000		United States Treasury Note, 3.500%, 5/15/2020	26,805,536
Annual Shareholder Report
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Principal Amount		Value
	U.S. TREASURY—continued
$16,000,000	United States Treasury Note, 3.625%, 2/15/2020	$16,127,186
73,700,000	United States Treasury Note, 3.625%, 8/15/2019	73,728,994
18,000,000	United States Treasury Notes, 1.250% - 1.375%, 1/31/2020	17,890,421
	TOTAL U.S. TREASURY	1,145,844,111
	REPURCHASE AGREEMENTS—52.6%
200,000,000	Repurchase agreement, 2.570% dated 7/31/2019 under which ABN Amro Bank N.V. will repurchase the securities provided as collateral for $200,014,278 on 8/1/2019. The securities provided as collateral at the end of the period held with BNY Mellon, tri-party agent, were U.S. Treasury and U.S. Government Agency securities with various maturities to 1/1/2049 and the market value of those underlying securities was $204,330,019.	200,000,000
35,000,000	Repurchase agreement, 2.280% dated 7/24/2019 under which Barclays Bank PLC will repurchase the securities provided as collateral for $35,066,500 on 8/23/2019. The securities provided as collateral at the end of the period held with BNY Mellon, tri-party agent, were U.S. Government Agency securities with various maturities to 10/20/2048 and the market value of those underlying securities was $35,765,570.	35,000,000
200,000,000	Repurchase agreement, 2.410% dated 7/8/2019 under which Barclays Bank PLC will repurchase the securities provided as collateral for $200,321,333 on 8/1/2019. The securities provided as collateral at the end of the period held with BNY Mellon, tri-party agent, were U.S. Government Agency securities with various maturities to 5/20/2049 and the market value of those underlying securities was $204,327,761.	200,000,000
43,000,000	Interest in $350,000,000 joint repurchase agreement, 2.540% dated 7/31/2019 under which Barclays Bank PLC will repurchase the securities provided as collateral for $350,024,694 on 8/1/2019. The securities provided as collateral at the end of the period held with BNY Mellon, tri-party agent, were U.S. Treasury securities with various maturities to 11/30/2025 and the market value of those underlying securities was $357,025,201.	43,000,000
100,000,000	Repurchase agreement, 2.540% dated 7/31/2019 under which Barclays Capital, Inc. will repurchase the securities provided as collateral for $100,007,056 on 8/1/2019. The securities provided as collateral at the end of the period held with BNY Mellon, tri-party agent, were U.S. Treasury securities with various maturities to 4/30/2024 and the market value of those underlying securities was $102,007,215.	100,000,000
75,000,000	Interest in $200,000,000 joint repurchase agreement, 2.560% dated 7/31/2019 under which BMO Harris Bank, N.A. will repurchase the securities provided as collateral for $200,014,222 on 8/1/2019. The securities provided as collateral at the end of the period held with BNY Mellon, tri-party agent, were U.S. Government Agency securities with various maturities to 2/25/2036 and the market value of those underlying securities was $205,118,146.	75,000,000
Annual Shareholder Report
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Principal Amount		Value
	REPURCHASE AGREEMENTS—continued
$100,000,000	Repurchase agreement, 2.210% dated 7/25/2019 under which BNP Paribas SA will repurchase the securities provided as collateral for $100,374,472 on 9/24/2019. The securities provided as collateral at the end of the period held with BNY Mellon, tri-party agent, were U.S. Treasury and U.S. Government Agency securities with various maturities to 6/20/2049 and the market value of those underlying securities was $102,043,881.	$100,000,000
250,000,000	Repurchase agreement, 2.420% dated 7/2/2019 under which BNP Paribas SA will repurchase the securities provided as collateral for $250,520,972 on 8/2/2019. The securities provided as collateral at the end of the period held with BNY Mellon, tri-party agent, were U.S. Treasury and U.S. Government Agency securities with various maturities to 6/1/2049 and the market value of those underlying securities was $255,518,090.	250,000,000
74,470,000	Repurchase agreement, 2.560% dated 7/31/2019 under which BNP Paribas SA will repurchase the securities provided as collateral for $74,475,296 on 8/1/2019. The securities provided as collateral at the end of the period held with BNY Mellon, tri-party agent, were U.S. Treasury securities with various maturities to 5/21/2020 and the market value of those underlying securities was $76,505,443.	74,470,000
500,000,000	Repurchase agreement, 2.280% dated 7/30/2019 under which Citigroup Global Markets, Inc. will repurchase the securities provided as collateral for $500,221,667 on 8/6/2019. The securities provided as collateral at the end of the period held with BNY Mellon, tri-party agent, were U.S. Treasury and U.S. Government Agency securities with various maturities to 2/25/2052 and the market value of those underlying securities was $511,997,946.	500,000,000
1,500,000,000	Repurchase agreement, 2.540% dated 7/31/2019 under which Fixed Income Clearing Corporation will repurchase the securities provided as collateral for $1,500,105,833 on 8/1/2019. The securities provided as collateral at the end of the period held with BNY Mellon, tri-party agent, were U.S. Treasury securities with various maturities to 10/31/2023 and the market value of those underlying securities was $1,530,000,077.	1,500,000,000
50,000,000	Repurchase agreement, 2.260% dated 7/31/2019 under which Garda FIRV Opportunity Master Fund Ltd. will repurchase the securities provided as collateral for $50,006,278 on 8/2/2019. This agreement is guaranteed by Barclays Bank PLC. The securities provided as collateral at the end of the period held with BNY Mellon were U.S. Treasury securities with various maturities to 11/15/2026 and the market value of those underlying securities was $51,000,993.	50,000,000
50,000,000	Repurchase agreement, 2.720% dated 7/30/2019 under which Garda FIRV Opportunity Master Fund Ltd. will repurchase the securities provided as collateral for $50,007,556 on 8/1/2019. This agreement is guaranteed by Barclays Bank PLC. The securities provided as collateral at the end of the period held with BNY Mellon were U.S. Treasury securities with various maturities to 11/15/2026 and the market value of those underlying securities was $51,000,653.	50,000,000
Annual Shareholder Report
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Principal Amount		Value
	REPURCHASE AGREEMENTS—continued
$50,000,000	Repurchase agreement, 2.550% dated 7/31/2019 under which HSBC Securities (USA), Inc. will repurchase the securities provided as collateral for $50,003,542 on 8/1/2019. The securities provided as collateral at the end of the period held with BNY Mellon, tri-party agent, were U.S. Government Agency securities with various maturities to 11/1/2048 and the market value of those underlying securities was $51,000,000.	$50,000,000
125,000,000	Repurchase agreement, 2.350% dated 7/11/2019 under which Lloyds Bank Corporate Markets PLC will repurchase the securities provided as collateral for $125,489,583 on 9/9/2019. The securities provided as collateral at the end of the period held with BNY Mellon were U.S. Treasury securities with various maturities to 7/15/2024 and the market value of those underlying securities was $137,223,368.	125,000,000
110,000,000	Repurchase agreement, 2.350% dated 7/16/2019 under which Lloyds Bank Corporate Markets PLC will repurchase the securities provided as collateral for $110,359,028 on 9/4/2019. The securities provided as collateral at the end of the period held with BNY Mellon were U.S. Treasury securities with various maturities to 7/15/2026 and the market value of those underlying securities was $112,378,026.	110,000,000
49,000,000	Interest in $300,000,000 joint repurchase agreement, 2.540% dated 7/31/2019 under which Merrill Lynch, Pierce, Fenner & Smith, Inc. will repurchase the securities provided as collateral for $300,021,167 on 8/1/2019. The securities provided as collateral at the end of the period held with BNY Mellon, tri-party agent, were U.S. Treasury securities with various maturities to 2/15/2045 and the market value of those underlying securities was $306,021,595.	49,000,000
400,000,000	Repurchase agreement, 2.610% dated 7/31/2019 under which Millennium Fixed Income Fund Ltd. will repurchase the securities provided as collateral for $400,029,000 on 8/1/2019. This agreement is guaranteed by Barclays Bank PLC. The securities provided as collateral at the end of the period held with BNY Mellon were U.S. Treasury securities with various maturities to 3/15/2022 and the market value of those underlying securities was $408,001,180.	400,000,000
150,000,000	Repurchase agreement, 2.550% dated 7/31/2019 under which Natixis Financial Products LLC will repurchase the securities provided as collateral for $150,010,625 on 8/1/2019. The securities provided as collateral at the end of the period held with BNY Mellon, tri-party agent, were U.S. Treasury and U.S. Government Agency securities with various maturities to 7/20/2049 and the market value of those underlying securities was $153,114,923.	150,000,000
200,000,000	Repurchase agreement, 2.560% dated 7/31/2019 under which Wells Fargo Securities LLC will repurchase the securities provided as collateral for $200,014,222 on 8/1/2019. The securities provided as collateral at the end of the period held with BNY Mellon, tri-party agent, were U.S. Government Agency securities with various maturities to 10/25/2028 and the market value of those underlying securities was $206,014,649.	200,000,000
Annual Shareholder Report
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Principal Amount		Value
	REPURCHASE AGREEMENTS—continued
$43,000,000	Repurchase agreement, 2.560% dated 7/31/2019 under which Wells Fargo Securities LLC will repurchase the securities provided as collateral for $43,003,058 on 8/1/2019. The securities provided as collateral at the end of the period held with BNY Mellon, tri-party agent, were U.S. Treasury and U.S. Government Agency securities with various maturities to 7/1/2049 and the market value of those underlying securities was $43,863,119.	$43,000,000
	TOTAL REPURCHASE AGREEMENTS	4,304,470,000
	TOTAL INVESTMENT IN SECURITIES—100.6% (AT AMORTIZED COST)[3]	8,225,289,086
	OTHER ASSETS AND LIABILITIES - NET—(0.6)%[4]	(45,006,204)
	TOTAL NET ASSETS—100%	$8,180,282,882
1	Discount rate at time of purchase.
2	Floating/variable note with current rate and current maturity or next reset date shown.
3	Also represents cost for federal tax purposes.
4	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Note: The categories of investments are shown as a percentage of total net assets at July 31, 2019.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
In valuing the Fund's assets as of July 31, 2019, all investments of the Fund are valued using amortized cost, which is a methodology utilizing Level 2 inputs.
The following acronym is used throughout this portfolio:
LIBOR	—London Interbank Offered Rate
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
8

Financial Highlights–Class A Shares
(For a Share Outstanding Throughout Each Period)
	Year Ended July 31,				Period Ended 7/31/2015[1]
	2019	2018	2017	2016
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.015	0.006	0.000[2]	—	—
Net realized gain (loss)	0.000[2]	(0.000)[2]	0.000[2]	0.000[2]	—
TOTAL FROM INVESTMENT OPERATIONS	0.015	0.006	0.000[2]	0.000[2]	—
Less Distributions:
Distributions from net investment income	(0.015)	(0.006)	(0.000)[2]	—	—
Distributions from net realized gain	—	(0.000)[2]	(0.000)[2]	—	—
TOTAL DISTRIBUTIONS	(0.015)	(0.006)	(0.000)[2]	—	—
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[3]	1.47%	0.56%	0.02%	0.00%[4]	0.00%
Ratios to Average Net Assets:
Net expenses	0.87%[5]	0.87%[5]	0.65%[5]	0.40%[5]	0.15%[6]
Net investment income	1.48%	0.54%	0.02%	0.00%	0.00%[6]
Expense waiver/reimbursement[7]	0.14%	0.15%	0.37%	0.62%	0.86%[6]
Supplemental Data:
Net assets, end of period (000 omitted)	$103,120	$73,428	$87,623	$89,786	$218
1	Reflects operations for the period from July 20, 2015 (date of initial investment) to July 31, 2015.
2	Represents less than $0.001.
3	Based on net asset value. Total returns for periods less than one year are not annualized.
4	Represents less than 0.01%.
5	The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratio is 0.87% 0.87%, 0.65% and 0.40% for the years ended July 31, 2019, 2018, 2017 and 2016, respectively, after taking into account this expense reduction.
6	Computed on an annualized basis.
7	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
9

Financial Highlights–Class B Shares
(For a Share Outstanding Throughout Each Period)
	Year Ended July 31,				Period Ended 7/31/2015[1]
	2019	2018	2017	2016
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.011	0.002	0.000[2]	—	—
Net realized gain (loss)	0.000[2]	(0.000)[2]	0.000[2]	0.000[2]	—
TOTAL FROM INVESTMENT OPERATIONS	0.011	0.002	0.000[2]	0.000[2]	—
Less Distributions:
Distributions from net investment income	(0.011)	(0.002)	—	—	—
Distributions from net realized gain	—	(0.000)[2]	(0.000)[2]	—	—
TOTAL DISTRIBUTIONS	(0.011)	(0.002)	(0.000)[2]	—	—
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[3]	1.07%	0.23%	0.00%[4]	0.00%[4]	0.00%
Ratios to Average Net Assets:
Net expenses	1.27%[5]	1.19%[5]	0.65%[5]	0.40%[5]	0.15%[6]
Net investment income	1.07%	0.20%	0.00%	0.00%	0.00%[6]
Expense waiver/reimbursement[7]	0.11%	0.17%	0.74%	0.99%	1.16%[6]
Supplemental Data:
Net assets, end of period (000 omitted)	$1,682	$2,024	$3,252	$5,892	$18
1	Reflects operations for the period from July 20, 2015 (date of initial investment) to July 31, 2015.
2	Represents less than $0.001.
3	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods less than one year are not annualized.
4	Represents less than 0.01%.
5	The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratio is 1.27%, 1.19%, 0.65% and 0.40% for the years ended July 31, 2019, 2018, 2017 and 2016, respectively, after taking into account this expense reduction.
6	Computed on an annualized basis.
7	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
10

Financial Highlights–Class C Shares
(For a Share Outstanding Throughout Each Period)
	Year Ended July 31,				Period Ended 7/31/2015[1]
	2019	2018	2017	2016
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.011	0.002	0.000[2]	—	—
Net realized gain (loss)	0.000[2]	(0.000)[2]	0.000[2]	0.000[2]	—
TOTAL FROM INVESTMENT OPERATIONS	0.011	0.002	0.000[2]	0.000[2]	—
Less Distributions:
Distributions from net investment income	(0.011)	(0.002)	—	—	—
Distributions from net realized gain	—	(0.000)[2]	(0.000)[2]	—	—
TOTAL DISTRIBUTIONS	(0.011)	(0.002)	(0.000)[2]	—	—
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[3]	1.08%	0.23%	0.00%[4]	0.00%[4]	0.00%
Ratios to Average Net Assets:
Net expenses	1.26%[5]	1.20%[5]	0.68%[5]	0.40%[5]	0.15%[6]
Net investment income	1.09%	0.19%	0.00%	0.00%	0.00%[6]
Expense waiver/reimbursement[7]	0.08%	0.16%	0.69%	0.97%	1.16%[6]
Supplemental Data:
Net assets, end of period (000 omitted)	$4,505	$6,007	$9,963	$10,783	$0[8]
1	Reflects operations for the period from July 20, 2015 (date of initial investment) to July 31, 2015.
2	Represents less than $0.001.
3	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods less than one year are not annualized.
4	Represents less than 0.01%.
5	The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratio is 1.26%, 1.20%, 0.68% and 0.40% for the years ended July 31, 2019, 2018, 2017 and 2016, respectively, after taking into account this expense reduction.
6	Computed on an annualized basis.
7	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
8	Represents less than $1,000.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
11

Financial Highlights–Class F Shares
(For a Share Outstanding Throughout Each Period)
	Year Ended July 31,				Period Ended 7/31/2015[1]
	2019	2018	2017	2016
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.015	0.006	0.000[2]	—	—
Net realized gain (loss)	0.000[2]	(0.000)[2]	0.000[2]	0.000[2]	—
TOTAL FROM INVESTMENT OPERATIONS	0.015	0.006	0.000[2]	0.000[2]	—
Less Distributions:
Distributions from net investment income	(0.015)	(0.006)	(0.000)[2]	—	—
Distributions from net realized gain	—	(0.000)[2]	(0.000)[2]	—	—
TOTAL DISTRIBUTIONS	(0.015)	(0.006)	(0.000)[2]	—	—
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[3]	1.47%	0.56%	0.02%	0.00%[4]	0.00%
Ratios to Average Net Assets:
Net expenses	0.87%[5]	0.87%[5]	0.62%[5]	0.40%[5]	0.15%[6]
Net investment income	1.49%	0.54%	0.02%	0.00%	0.00%[6]
Expense waiver/reimbursement[7]	0.16%	0.16%	0.42%	0.63%	0.86%[6]
Supplemental Data:
Net assets, end of period (000 omitted)	$1,556	$1,071	$1,524	$3,066	$0[8]
1	Reflects operations for the period from July 20, 2015 (date of initial investment) to July 31, 2015.
2	Represents less than $0.001.
3	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods less than one year are not annualized.
4	Represents less than 0.01%.
5	The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratio is 0.87%, 0.87%, 0.62% and 0.40% for the years ended July 31, 2019, 2018, 2017 and 2016, respectively, after taking into account this expense reduction.
6	Computed on an annualized basis.
7	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
8	Represents less than $1,000.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
12

Financial Highlights–Class P Shares
(For a Share Outstanding Throughout Each Period)
Year Ended July 31	2019	2018	2017	2016	2015
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.013	0.004	0.000[1]	—	—
Net realized gain (loss)	0.000[1]	(0.000)[1]	0.000[1]	0.000[1]	0.000[1]
TOTAL FROM INVESTMENT OPERATIONS	0.013	0.004	0.000[1]	0.000[1]	0.000[1]
Less Distributions:
Distributions from net investment income	(0.013)	(0.004)	(0.000)[1]	—	—
Distributions from net realized gain	—	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]
TOTAL DISTRIBUTIONS	(0.013)	(0.004)	(0.000)[1]	(0.000)[1]	(0.000)[1]
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[2]	1.32%	0.41%	0.00%[3]	0.00%[3]	0.00%[3]
Ratios to Average Net Assets:
Net expenses	1.02%[4]	1.02%[4]	0.66%[4]	0.31%[4]	0.11%[4]
Net investment income	1.31%	0.40%	0.00%	0.00%	0.00%
Expense waiver/reimbursement[5]	0.18%	0.18%	0.54%	0.89%	1.18%
Supplemental Data:
Net assets, end of period (000 omitted)	$8,069,420	$8,626,983	$10,580,501	$12,639,013	$12,194,155
1	Represents less than $0.001.
2	Based on net asset value.
3	Represents less than 0.01%.
4	The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratios are 1.02%, 1.02%, 0.66%, 0.31% and 0.11% for the years ended July 31, 2019, 2018, 2017, 2016 and 2015, respectively, after taking into account this expense reduction.
5	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
13

Statement of Assets and Liabilities
July 31, 2019
Assets:
Investment in securities	$3,920,819,086
Investments in repurchase agreements	4,304,470,000
Investment in securities, at amortized cost and fair value		$8,225,289,086
Cash		906,075
Income receivable		9,661,571
Receivable for shares sold		721,644
TOTAL ASSETS		8,236,578,376
Liabilities:
Payable for investments purchased	50,000,000
Payable for shares redeemed	287,482
Income distribution payable	3,374
Payable for distribution services fee (Note 5)	3,120,861
Payable for other service fees (Notes 2 and 5)	1,758,046
Payable for investment adviser fee (Note 5)	28,416
Payable for administrative fee (Note 5)	17,910
Accrued expenses (Note 5)	1,079,405
TOTAL LIABILITIES		56,295,494
Net assets for 8,180,285,847 shares outstanding		$8,180,282,882
Net Assets Consists of:
Paid-in capital		$8,180,284,718
Total distributable earnings (loss)		(1,836)
TOTAL NET ASSETS		$8,180,282,882
Annual Shareholder Report
14

Statement of Assets and Liabilities–continued
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
Class A Shares:
$103,119,819 ÷ 103,119,838 shares outstanding, no par value, unlimited shares authorized	$1.00
Offering price per share	$1.00
Redemption proceeds per share	$1.00
Class B Shares:
$1,682,166 ÷ 1,682,167 shares outstanding, no par value, unlimited shares authorized	$1.00
Offering price per share	$1.00
Redemption proceeds per share (94.50/100 of $1.00)[1]	$0.95
Class C Shares:
$4,504,617 ÷ 4,504,618 shares outstanding, no par value, unlimited shares authorized	$1.00
Offering price per share	$1.00
Redemption proceeds per share (99.00/100 of $1.00)[1]	$0.99
Class F Shares:
$1,556,127 ÷ 1,556,128 shares outstanding, no par value, unlimited shares authorized	$1.00
Offering price per share	$1.00
Redemption proceeds per share (99.00/100 of $1.00)[1]	$0.99
Class P Shares:
$8,069,420,153 ÷ 8,069,423,096 shares outstanding, no par value, unlimited shares authorized	$1.00
Offering price per share	$1.00
Redemption proceeds per share	$1.00
1	Under certain limited conditions, a “Contingent Deferred Sales Charge” of up to 5.50% for Class B Shares and up to 1.00% for Class C Shares and Class F Shares may be imposed. See “Sales Charge When You Redeem” in the Prospectus.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
15

Statement of Operations
Year Ended July 31, 2019
Investment Income:
Interest			$198,102,911
Expenses:
Investment adviser fee (Note 5)		$16,958,887
Administrative fee (Note 5)		6,764,268
Custodian fees		256,244
Transfer agent fees (Notes 2 and 5)		8,614,369
Directors'/Trustees' fees (Note 5)		69,283
Auditing fees		23,600
Legal fees		11,888
Distribution services fee (Note 5)		46,567,483
Other service fees (Notes 2 and 5)		21,058,677
Portfolio accounting fees		193,036
Share registration costs		740,183
Printing and postage		744,408
Miscellaneous (Note 5)		44,059
TOTAL EXPENSES		102,046,385
Waivers, Reimbursement and Reduction:
Waiver of investment adviser fee (Note 5)	$(7,004,370)
Waiver/reimbursement of other operating expenses (Notes 2 and 5)	(8,440,714)
Reduction of custodian fees (Note 6)	(3,773)
TOTAL WAIVERS, REIMBURSEMENT AND REDUCTION		(15,448,857)
Net expenses			86,597,528
Net investment income			111,505,383
Net realized gain on investments			1,273
Change in net assets resulting from operations			$111,506,656
See Notes which are an integral part of the Financial Statements
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16

Statement of Changes in Net Assets
Year Ended July 31	2019	2018
Increase (Decrease) in Net Assets
Operations:
Net investment income	$111,505,383	$38,110,273
Net realized gain (loss)	1,273	(3,109)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	111,506,656	38,107,164
Distributions to Shareholders (Note 2):
Class A Shares	(1,225,911)	(438,449)
Class B Shares	(19,427)	(5,067)
Class C Shares	(61,738)	(16,041)
Class F Shares	(21,180)	(7,689)
Class P Shares	(110,177,119)	(37,672,713)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(111,505,375)	(38,139,959)
Share Transactions:
Proceeds from sale of shares	4,999,250,917	4,243,162,779
Net asset value of shares issued to shareholders in payment of distributions declared	107,950,039	36,971,477
Cost of shares redeemed	(5,636,431,194)	(6,253,452,727)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(529,230,238)	(1,973,318,471)
Change in net assets	(529,228,957)	(1,973,351,266)
Net Assets:
Beginning of period	8,709,511,839	10,682,863,105
End of period	$8,180,282,882	$8,709,511,839
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
17

Notes to Financial Statements
July 31, 2019
1. ORGANIZATION
Money Market Obligations Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end, management investment company. The Trust consists of 20 portfolios. The financial statements included herein are only those of Federated Government Reserves Fund (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers five classes of shares: Class A Shares, Class B Shares, Class C Shares, Class F Shares and Class P Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The investment objective of the Fund is to provide current income consistent with stability of principal and liquidity.
The Fund operates as a government money market fund. As a government money market fund, the Fund: (1) invests at least 99.5% of its total assets in: (i) cash; (ii) securities issued or guaranteed by the United States or certain U.S. government agencies or instrumentalities; and/or (iii) repurchase agreements that are collateralized fully; (2) generally continues to use amortized cost to value its portfolio securities and transact at a stable $1.00 net asset value (NAV); and (3) has elected not to be subject to the liquidity fees and gates requirement at this time as permitted by Rule 2a-7 under the Act.
Effective August 1, 2018, an automatic conversion feature for Class C Shares was implemented. Pursuant to this automatic conversion feature, after Class C Shares have been held for ten years from the date of purchase, they will automatically convert to Class A Shares on the next monthly conversion processing date.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
Securities are valued at amortized cost. Under the amortized cost valuation method, an investment is valued initially at its cost as determined in accordance with GAAP. The Fund then adjusts the amount of interest income accrued each day over the term of the investment to account for any difference between the initial cost of the investment and the amount payable at its maturity. If amortized cost is determined not to approximate fair value, the value of the portfolio securities will be determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share.
The Fund's Board of Trustees (the “Trustees”) have ultimate responsibility for determining the fair value of investments. The Trustees have appointed a valuation committee (“Valuation Committee”) comprised of officers of the Fund, Federated Investment Management Company (the “Adviser”) and certain of the Adviser's affiliated companies to assist in determining fair value of securities and in overseeing the comparison of amortized cost to market-based value. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for
Annual Shareholder Report
18

purposes of monitoring the relationship of market-based value and amortized cost. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs and assumptions), and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Repurchase Agreements
The Fund may invest in repurchase agreements for short-term liquidity purposes. It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.
The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.
The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.
Repurchase agreements are subject to Master Netting Agreements which are agreements between the Fund and its counterparties that provide for the net settlement of all transactions and collateral with the Fund, through a single payment, in the event of default or termination. Amounts presented on the Portfolio of Investments and Statement of Assets and Liabilities are not settlement amounts but gross. As indicated above, the cash or securities to be repurchased, as shown on the Portfolio of Investments, exceeds the repurchase price to be paid under the agreements reducing the net settlement amount to zero.
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19

Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified cost basis. Interest income and expenses are accrued daily. Distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income, if any, are declared daily and paid monthly. Amortization/accretion of premium and discount is included in investment income. Investment income, realized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that select classes will bear certain expenses unique to those classes. The detail of the total fund expense waivers, reimbursement and reduction of $15,448,857 is disclosed in various locations in this Note 2, Note 5 and Note 6. For the year ended July 31, 2019, transfer agent fees for the Fund were as follows:
	Transfer Agent Fees Incurred	Transfer Agent Fees Reimbursed
Class A Shares	$21,363	$(10,041)
Class B Shares	1,518	(553)
Class C Shares	2,662	—
Class F Shares	439	(375)
Class P Shares	8,588,387	—
TOTAL	$8,614,369	$(10,969)
Dividends are declared separately for each class. No class has preferential dividends rights; differences in per share dividend rates are generally due to differences in separate class expenses. The distributions disclosed on the Statement of Changes in Net Assets for the year ended July 31, 2018, were from the following sources:
Net Investment Income
Class A Shares	$438,207
Class B Shares	5,058
Class C Shares	16,014
Class F Shares	7,685
Class P Shares	37,643,317

Net Realized Gain
Class A Shares	$242
Class B Shares	9
Class C Shares	27
Class F Shares	4
Class P Shares	29,396
Other Service Fees
The Fund may pay other service fees up to 0.25% of the average daily net assets of the Fund's Class A Shares, Class B Shares, Class C Shares, Class F Shares and Class P Shares to unaffiliated financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for other service fees.
Annual Shareholder Report
20

For the year ended July 31, 2019, other services fees for the Fund were as follows:
Other Service Fees Incurred
Class A Shares	$198,172
Class B Shares	4,559
Class C Shares	13,897
Class F Shares	3,526
Class P Shares	20,838,523
TOTAL	$21,058,677
Federal Taxes
It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the “Code”) and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the year ended July 31, 2019, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of July 31, 2019, tax years 2016 through 2019 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.
When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
Restricted Securities
The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer's expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. Restricted securities are valued at amortized cost in accordance with Rule 2a-7 under the Act.
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated. The Fund applies investment company accounting and reporting guidance.
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21

3. SHARES OF BENEFICIAL INTEREST
The following tables summarize share activity:
Year Ended July 31	2019		2018
Class A Shares:	Shares	Amount	Shares	Amount
Shares sold	87,539,814	$87,539,814	39,265,655	$39,265,655
Shares issued to shareholders in payment of distributions declared	1,189,029	1,189,029	425,520	425,520
Shares redeemed	(59,036,572)	(59,036,572)	(53,886,600)	(53,886,600)
NET CHANGE RESULTING FROM CLASS A SHARE TRANSACTIONS	29,692,271	$29,692,271	(14,195,425)	$(14,195,425)

Year Ended July 31	2019		2018
Class B Shares:	Shares	Amount	Shares	Amount
Shares sold	1,427,392	$1,427,392	1,000,028	$1,000,028
Shares issued to shareholders in payment of distributions declared	19,279	19,279	5,021	5,021
Shares redeemed	(1,788,110)	(1,788,110)	(2,232,957)	(2,232,957)
NET CHANGE RESULTING FROM CLASS B SHARE TRANSACTIONS	(341,439)	$(341,439)	(1,227,908)	$(1,227,908)

Year Ended July 31	2019		2018
Class C Shares:	Shares	Amount	Shares	Amount
Shares sold	6,157,984	$6,157,984	5,300,783	$5,300,783
Shares issued to shareholders in payment of distributions declared	60,979	60,979	15,771	15,771
Shares redeemed	(7,721,436)	(7,721,436)	(9,272,899)	(9,272,899)
NET CHANGE RESULTING FROM CLASS C SHARE TRANSACTIONS	(1,502,473)	$(1,502,473)	(3,956,345)	$(3,956,345)

Year Ended July 31	2019		2018
Class F Shares:	Shares	Amount	Shares	Amount
Shares sold	1,692,635	$1,692,635	371,575	$371,575
Shares issued to shareholders in payment of distributions declared	14,641	14,641	6,192	6,192
Shares redeemed	(1,221,892)	(1,221,892)	(830,833)	(830,833)
NET CHANGE RESULTING FROM CLASS F SHARE TRANSACTIONS	485,384	$485,384	(453,066)	$(453,066)
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22

Year Ended July 31	2019		2018
Class P Shares:	Shares	Amount	Shares	Amount
Shares sold	4,902,433,092	$4,902,433,092	4,197,224,738	$4,197,224,738
Shares issued to shareholders in payment of distributions declared	106,666,111	106,666,111	36,518,972	36,518,973
Shares redeemed	(5,566,663,184)	(5,566,663,184)	(6,187,229,438)	(6,187,229,438)
NET CHANGE RESULTING FROM CLASS P SHARE TRANSACTIONS	(557,563,981)	$(557,563,981)	(1,953,485,728)	$(1,953,485,727)
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	(529,230,238)	$(529,230,238)	(1,973,318,472)	$(1,973,318,471)
4. FEDERAL TAX INFORMATION
The tax character of distributions as reported on the Statement of Changes in Net Assets for the years ended July 31, 2019 and 2018, was as follows:
	2019	2018
Ordinary Income[1]	$111,505,375	$38,139,598
Long-term capital gains	$—	$361
1	For tax purposes, short-term capital gain distributions are considered ordinary income distributions.

As of July 31, 2019, the components of distributable earnings on a tax basis were as follows:
Capital loss carryforwards	$(1,836)

At July 31, 2019, the Fund had a capital loss carryforward of $1,836 which will reduce the Fund's taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code, thereby reducing the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, a net capital loss incurred in taxable years beginning after December 22, 2010, retains its character as either short-term or long-term and does not expire. All of the Fund's capital loss carryforwards were incurred in taxable years after December 22, 2010.
The following schedule summarizes the Fund's capital loss carryforwards:
Short-Term	Long-Term	Total
$0	$1,836	$1,836
The Fund used capital loss carryforwards of $1,273 to offset capital gains realized during the year ended July 31, 2019.
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23

5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.20% of the Fund's average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee and/or reimburse certain operating expenses of the Fund. For the year ended July 31, 2019, the Adviser voluntarily waived $7,004,370 of its fee and voluntarily reimbursed $10,969 of transfer agent fees.
Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. For purposes of determining the appropriate rate breakpoint, “Investment Complex” is defined as all of the Federated Funds subject to a fee under the Administrative Services Agreement. The fee paid to FAS is based on the average daily net assets of the Investment Complex as specified below:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.100%	on assets up to $50 billion
0.075%	on assets over $50 billion
Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the year ended July 31, 2019, the annualized net fee paid to FAS was 0.080% of average daily net assets of the Fund.
In addition, FAS may charge certain out-of-pocket expenses to the Fund.
Distribution Services Fee
The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's Class A Shares, Class B Shares, Class C Shares, Class F Shares and Class P Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at the following percentages of average daily net assets, annually, to compensate FSC:
Share Class Name	Percentage of Average Daily Net Assets of Class
Class A Shares	0.45%
Class B Shares	0.75%
Class C Shares	0.75%
Class F Shares	0.45%
Class P Shares	0.55%
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Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee. For the year ended July 31, 2019, distribution services fees for the Fund were as follows:
	Distribution Service Fees Incurred	Distribution Services Fees Waived
Class A Shares	$373,545	$(41,505)
Class B Shares	13,678	—
Class C Shares	42,463	—
Class F Shares	6,377	(709)
Class P Shares	46,131,420	(8,387,531)
TOTAL	$46,567,483	$(8,429,745)
When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the year ended July 31, 2019, FSC retained $590,214 of fees paid by the Fund.
Sales Charges
Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. For the year ended July 31, 2019, FSC retained $7,354, and $466 of CDSC relating to redemptions of Class B Shares and Class C Shares, respectively.
Other Service Fees
For the year ended July 31, 2019, FSSC received $97,000 of the other service fees disclosed in Note 2.
Expense Limitation
Due to the possibility of changes in market conditions and other factors, there can be no assurance that the level of waiver/reimbursement/reduction of Fund expenses reflected in the financial highlights will be maintained in the future. The Adviser and certain of its affiliates (which may include FSC, FAS and FSSC) on their own initiative have agreed to waive certain amounts of their respective fees and/or reimburse expenses. Total annual fund operating expenses (as shown in the financial highlights, excluding interest expense, extraordinary expenses and proxy-related expenses paid by the Fund, if any) paid by the Fund's Class A Shares, Class B Shares, Class C Shares, Class F Shares and Class P Shares (after the voluntary waivers and reimbursements) will not exceed 0.87%, 1.27%, 1.27%, 0.87% and 1.02% (the “Fee Limit”), respectively, up to but not including the later of (the “Termination Date”): (a) October 1, 2020; or (b) the date of the Fund's next effective Prospectus. While the Adviser and its applicable affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.
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Directors'/Trustees' and Miscellaneous Fees
Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Directors'/Trustees' fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Adviser which in due course are reimbursed by the Fund. These expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses may be included in Accrued and Miscellaneous Expenses on the Statement of Assets and Liabilities and Statement of Operations, respectively.
6. EXPENSE REDUCTION
Through arrangements with the Fund's custodian, net credits realized as a result of uninvested cash balances were used to reduce custody expenses. For the year ended July 31, 2019, the Fund's expenses were reduced by $3,773 under these arrangements.
7. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of July 31, 2019, there were no outstanding loans. During the year ended July 31, 2019, the program was not utilized.
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Report of Independent Registered Public Accounting Firm
TO THE board of trustees OF Money Market Obligations Trust and shareholders of Federated Government Reserves Fund:
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities of Federated Government Reserves Fund (the “Fund”) (one of the portfolios constituting Money Market Obligations Trust (the “Trust”)), including the portfolio of investments, as of July 31, 2019, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund (one of the funds constituting Money Market Obligations Trust) at July 31, 2019, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and its financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements are the responsibility of the Trust's management. Our responsibility is to express an opinion on the Fund's financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust's internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting, but not for the purpose of expressing an opinion on the effectiveness of the Trust's internal control over financial reporting. Accordingly, we express no such opinion.
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Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of July 31, 2019, by correspondence with the custodian and others, or by other appropriate auditing procedures where replies from others were not received. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.
We have served as the auditor of one or more Federated investment companies since 1979.
Boston, Massachusetts
September 23, 2019
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Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or other service fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from February 1, 2019 to July 31, 2019.
ACTUAL EXPENSES
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
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Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.
	Beginning Account Value 2/1/2019	Ending Account Value 7/31/2019	Expenses Paid During Period[1]
Actual:
Class A Shares	$1,000.00	$1,007.90	$4.33
Class B Shares	$1,000.00	$1,005.90	$6.32
Class C Shares	$1,000.00	$1,005.90	$6.27
Class F Shares	$1,000.00	$1,007.90	$4.33
Class P Shares	$1,000.00	$1,007.20	$5.08
Hypothetical (assuming a 5% return before expenses):
Class A Shares	$1,000.00	$1,020.50	$4.36
Class B Shares	$1,000.00	$1,018.50	$6.36
Class C Shares	$1,000.00	$1,018.50	$6.31
Class F Shares	$1,000.00	$1,020.50	$4.36
Class P Shares	$1,000.00	$1,019.70	$5.11
1	Expenses are equal to the Fund's annualized net expense ratios, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half-year period). The annualized net expense ratios are as follows:

Class A Shares	0.87%
Class B Shares	1.27%
Class C Shares	1.26%
Class F Shares	0.87%
Class P Shares	1.02%
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Board of Trustees and Trust Officers
The Board of Trustees is responsible for managing the Trust's business affairs and for exercising all the Trust's powers except those reserved for the shareholders. The following tables give information about each Trustee and the senior officers of the Fund. Where required, the tables separately list Trustees who are “interested persons” of the Fund (i.e., “Interested” Trustees) and those who are not (i.e., “Independent” Trustees). Unless otherwise noted, the address of each person listed is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA 15222. The address of all Independent Trustees listed is 4000 Ericsson Drive, Warrendale, PA 15086-7561; Attention: Mutual Fund Board. As of December 31, 2018, the Trust comprised 20 portfolio(s), and the Federated Fund Family consisted of 40 investment companies (comprising 102 portfolios). Unless otherwise noted, each Officer is elected annually. Unless otherwise noted, each Trustee oversees all portfolios in the Federated Fund Family and serves for an indefinite term. The Fund's Statement of Additional Information includes additional information about Trust Trustees and is available, without charge and upon request, by calling 1-800-341-7400.
Interested TRUSTEES Background
Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
J. Christopher Donahue* Birth Date: April 11, 1949 President and Trustee Indefinite Term Began serving: April 1989	Principal Occupations: Principal Executive Officer and President of certain of the Funds in the Federated Fund Family; Director or Trustee of the Funds in the Federated Fund Family; President, Chief Executive Officer and Director, Federated Investors, Inc.; Chairman and Trustee, Federated Investment Management Company; Trustee, Federated Investment Counseling; Chairman and Director, Federated Global Investment Management Corp.; Chairman and Trustee, Federated Equity Management Company of Pennsylvania; Trustee, Federated Shareholder Services Company; Director, Federated Services Company.
Previous Positions: President, Federated Investment Counseling; President and Chief Executive Officer, Federated Investment Management Company, Federated Global Investment Management Corp. and Passport Research, Ltd; Chairman, Passport Research, Ltd.
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Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
Thomas R. Donahue* Birth Date: October 20, 1958 Trustee Indefinite Term Began serving: May 2016	Principal Occupations: Director or Trustee of certain of the funds in the Federated Fund Family; Chief Financial Officer, Treasurer, Vice President and Assistant Secretary, Federated Investors, Inc.; Chairman and Trustee, Federated Administrative Services; Chairman and Director, Federated Administrative Services, Inc.; Trustee and Treasurer, Federated Advisory Services Company; Director or Trustee and Treasurer, Federated Equity Management Company of Pennsylvania, Federated Global Investment Management Corp., Federated Investment Counseling, and Federated Investment Management Company; Director, MDTA LLC; Director, Executive Vice President and Assistant Secretary, Federated Securities Corp.; Director or Trustee and Chairman, Federated Services Company and Federated Shareholder Services Company; and Director and President, FII Holdings, Inc.
Previous Positions: Director, Federated Investors, Inc.; Assistant Secretary, Federated Investment Management Company, Federated Global Investment Management Company and Passport Research, LTD; Treasurer, Passport Research, LTD; Executive Vice President, Federated Securities Corp.; and Treasurer, FII Holdings, Inc.
*	Family relationships and reasons for “interested” status: J. Christopher Donahue and Thomas R. Donahue are brothers. Both are “interested” due to their beneficial ownership of shares of Federated Investors, Inc. and the positions they hold with Federated and its subsidiaries.
INDEPENDENT TRUSTEES Background
Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
John T. Collins Birth Date: January 24, 1947 Trustee Indefinite Term Began serving: September 2013	Principal Occupations: Director or Trustee of the Federated Fund Family; formerly, Chairman and CEO, The Collins Group, Inc. (a private equity firm) (Retired).
Other Directorships Held: Director, Chairman of the Compensation Committee, KLX Energy Services Holdings, Inc. (oilfield services); former Director of KLX Corp. (aerospace).
Qualifications: Mr. Collins has served in several business and financial management roles and directorship positions throughout his career. Mr. Collins previously served as Chairman and CEO of The Collins Group, Inc. (a private equity firm) and as a Director of KLX Corp. Mr. Collins serves as Chairman Emeriti, Bentley University. Mr. Collins previously served as Director and Audit Committee Member, Bank of America Corp.; Director, FleetBoston Financial Corp.; and Director, Beth Israel Deaconess Medical Center (Harvard University Affiliate Hospital).
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Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
G. Thomas Hough Birth Date: February 28, 1955 Trustee Indefinite Term Began serving: August 2015	Principal Occupations: Director or Trustee of the Federated Fund Family; formerly, Vice Chair, Ernst & Young LLP (public accounting firm) (Retired).
Other Directorships Held: Director, Member of Governance and Compensation Committees, Publix Super Markets, Inc.; Director, Chair of the Audit Committee, Equifax, Inc.; Director, Member of the Audit Committee, Haverty Furniture Companies, Inc.
Qualifications: Mr. Hough has served in accounting, business management and directorship positions throughout his career. Mr. Hough most recently held the position of Americas Vice Chair of Assurance with Ernst & Young LLP (public accounting firm). Mr. Hough serves on the President's Cabinet and Business School Board of Visitors for the University of Alabama and is on the Business School Board of Visitors for Wake Forest University. Mr. Hough previously served as an Executive Committee member of the United States Golf Association.
Maureen Lally-Green Birth Date: July 5, 1949 Trustee Indefinite Term Began serving: August 2009	Principal Occupations: Director or Trustee of the Federated Fund Family; Adjunct Professor of Law, Duquesne University School of Law; formerly, Dean of the Duquesne University School of Law and Professor of Law and Interim Dean of the Duquesne University School of Law; formerly, Associate General Secretary and Director, Office of Church Relations, Diocese of Pittsburgh.
Other Directorships Held: Director, CNX Resources Corporation (formerly known as CONSOL Energy Inc.).
Qualifications: Judge Lally-Green has served in various legal and business roles and directorship positions throughout her career. Judge Lally-Green previously held the position of Dean of the School of Law of Duquesne University (as well as Interim Dean). Judge Lally-Green previously served as a member of the Superior Court of Pennsylvania and as a Professor of Law, Duquesne University School of Law. Judge Lally-Green also currently holds the positions on not for profit or for profit boards of directors as follows: Director and Chair, UPMC Mercy Hospital; Director and Vice Chair, Our Campaign for the Church Alive!, Inc.; Regent, Saint Vincent Seminary; Member, Pennsylvania State Board of Education (public); and Director CNX Resources Corporation (formerly known as CONSOL Energy Inc.). Judge Lally-Green has held the positions of: Director, Auberle; Director, Epilepsy Foundation of Western and Central Pennsylvania; Director, Ireland Institute of Pittsburgh; Director, Saint Thomas More Society; Director and Chair, Catholic High Schools of the Diocese of Pittsburgh, Inc.; Director, Pennsylvania Bar Institute; Director, St. Vincent College; and Director and Chair, North Catholic High School, Inc.
Charles F. Mansfield, Jr. Birth Date: April 10, 1945 Trustee Indefinite Term Began serving: January 1999	Principal Occupations: Director or Trustee of the Federated Fund Family; Management Consultant and Author.
Other Directorships Held: None.
Qualifications: Mr. Mansfield has served as a Marine Corps officer and in several banking, business management, educational roles and directorship positions throughout his long career. He remains active as a Management Consultant and Author.
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Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
Thomas M. O'Neill Birth Date: June 14, 1951 Trustee Indefinite Term Began serving: August 2006	Principal Occupations: Director or Trustee, Chair of the Audit Committee of the Federated Fund Family; Sole Proprietor, Navigator Management Company (investment and strategic consulting).
Other Directorships Held: None.
Qualifications: Mr. O'Neill has served in several business, mutual fund and financial management roles and directorship positions throughout his career. Mr. O'Neill serves as Director, Medicines for Humanity and Director, The Golisano Children's Museum of Naples, Florida. Mr. O'Neill previously served as Chief Executive Officer and President, Managing Director and Chief Investment Officer, Fleet Investment Advisors; President and Chief Executive Officer, Aeltus Investment Management, Inc.; General Partner, Hellman, Jordan Management Co., Boston, MA; Chief Investment Officer, The Putnam Companies, Boston, MA; Credit Analyst and Lending Officer, Fleet Bank; Director and Consultant, EZE Castle Software (investment order management software); and Director, Midway Pacific (lumber).
P. Jerome Richey Birth Date: February 23, 1949 Trustee Indefinite Term Began serving: September 2013	Principal Occupations: Director or Trustee of the Federated Fund Family; Management Consultant; Retired; formerly, Senior Vice Chancellor and Chief Legal Officer, University of Pittsburgh and Executive Vice President and Chief Legal Officer, CNX Resources Corporation (formerly known as CONSOL Energy Inc.).
Other Directorships Held: None.
Qualifications: Mr. Richey has served in several business and legal management roles and directorship positions throughout his career. Mr. Richey most recently held the positions of Senior Vice Chancellor and Chief Legal Officer, University of Pittsburgh. Mr. Richey previously served as Chairman of the Board, Epilepsy Foundation of Western Pennsylvania and Chairman of the Board, World Affairs Council of Pittsburgh. Mr. Richey previously served as Chief Legal Officer and Executive Vice President, CNX Resources Corporation (formerly known as CONSOL Energy Inc.); and Board Member, Ethics Counsel and Shareholder, Buchanan Ingersoll & Rooney PC (a law firm).
John S. Walsh Birth Date: November 28, 1957 Trustee Indefinite Term Began serving: January 1999	Principal Occupations: Director or Trustee, and Chair of the Board of Directors or Trustees, of the Federated Fund Family; President and Director, Heat Wagon, Inc. (manufacturer of construction temporary heaters); President and Director, Manufacturers Products, Inc. (distributor of portable construction heaters); President, Portable Heater Parts, a division of Manufacturers Products, Inc.
Other Directorships Held: None.
Qualifications: Mr. Walsh has served in several business management roles and directorship positions throughout his career. Mr. Walsh previously served as Vice President, Walsh & Kelly, Inc. (paving contractors).
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OFFICERS
Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
Lori A. Hensler Birth Date: January 6, 1967 TREASURER Officer since: April 2013	Principal Occupations: Principal Financial Officer and Treasurer of the Federated Fund Family; Senior Vice President, Federated Administrative Services; Financial and Operations Principal for Federated Securities Corp. and Edgewood Services, Inc.; and Assistant Treasurer, Federated Investors Trust Company. Ms. Hensler has received the Certified Public Accountant designation.
Previous Positions: Controller of Federated Investors, Inc.; Senior Vice President and Assistant Treasurer, Federated Investors Management Company; Treasurer, Federated Investors Trust Company; Assistant Treasurer, Federated Administrative Services, Federated Administrative Services, Inc., Federated Securities Corp., Edgewood Services, Inc., Federated Advisory Services Company, Federated Equity Management Company of Pennsylvania, Federated Global Investment Management Corp., Federated Investment Counseling, Federated Investment Management Company, Passport Research, Ltd., and Federated MDTA, LLC; Financial and Operations Principal for Federated Securities Corp., Edgewood Services, Inc. and Southpointe Distribution Services, Inc.
Peter J. Germain Birth Date: September 3, 1959 CHIEF LEGAL OFFICER, SECRETARY and EXECUTIVE VICE PRESIDENT Officer since: January 2005	Principal Occupations: Mr. Germain is Chief Legal Officer, Secretary and Executive Vice President of the Federated Fund Family. He is General Counsel, Chief Legal Officer, Secretary and Executive Vice President, Federated Investors, Inc.; Trustee and Senior Vice President, Federated Investors Management Company; Trustee and President, Federated Administrative Services; Director and President, Federated Administrative Services, Inc.; Director and Vice President, Federated Securities Corp.; Director and Secretary, Federated Private Asset Management, Inc.; Secretary, Federated Shareholder Services Company; and Secretary, Retirement Plan Service Company of America. Mr. Germain joined Federated in 1984 and is a member of the Pennsylvania Bar Association.
Previous Positions: Deputy General Counsel, Special Counsel, Managing Director of Mutual Fund Services, Federated Investors, Inc.; Senior Vice President, Federated Services Company; and Senior Corporate Counsel, Federated Investors, Inc.
Stephen Van Meter Birth Date: June 5, 1975 CHIEF COMPLIANCE OFFICER AND SENIOR VICE PRESIDENT Officer since: July 2015	Principal Occupations: Senior Vice President and Chief Compliance Officer of the Federated Fund Family; Vice President and Chief Compliance Officer of Federated Investors, Inc. and Chief Compliance Officer of certain of its subsidiaries. Mr. Van Meter joined Federated in October 2011. He holds FINRA licenses under Series 3, 7, 24 and 66.
Previous Positions: Mr. Van Meter previously held the position of Compliance Operating Officer, Federated Investors, Inc. Prior to joining Federated, Mr. Van Meter served at the United States Securities and Exchange Commission in the positions of Senior Counsel, Office of Chief Counsel, Division of Investment Management and Senior Counsel, Division of Enforcement.
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Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
Deborah A. Cunningham Birth Date: September 15, 1959 CHIEF INVESTMENT OFFICER Officer since: May 2004 Portfolio Manager since: December 2009	Principal Occupations: Deborah A. Cunningham has been the Fund's Portfolio Manager since December 2009. Ms. Cunningham was named Chief Investment Officer of Federated's money market products in 2004. She joined Federated in 1981 and has been a Senior Portfolio Manager since 1997 and an Executive Vice President of the Fund's Adviser since 2009. Ms. Cunningham has received the Chartered Financial Analyst designation and holds an M.S.B.A. in Finance from Robert Morris College.

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Evaluation and Approval of Advisory Contract–May 2019
Federated Government Reserves Fund (the “Fund”)
At its meetings in May 2019, the Fund's Board of Trustees (the “Board”), including a majority of those Trustees who are not “interested persons” of the Fund, as defined in the Investment Company Act of 1940 (the “Independent Trustees”), reviewed and unanimously approved the continuation of the Fund's investment advisory contract for an additional one-year term. The Board's decision regarding the contract reflects the exercise of its business judgment after considering all of the information received on whether to continue the existing arrangements.
At the request of the Independent Trustees, the Fund's Chief Compliance Officer (the CCO) furnished to the Board in advance of its May 2019 meetings an independent written evaluation presenting on the topics discussed below. The Board considered the CCO's independent written evaluation (the “CCO Fee Evaluation Report”), along with other information, in evaluating the reasonableness of the Fund's management fee and in deciding to approve the continuation of the investment advisory contract. The CCO, in preparing the CCO Fee Evaluation Report, has the authority to retain consultants, experts or staff as reasonably necessary to assist in the performance of his duties, reports directly to the Board, and can be terminated only with the approval of a majority of the Independent Trustees. At the request of the Independent Trustees, the CCO Fee Evaluation Report followed the same general approach and covered the same topics as that of the report that had previously been delivered by the CCO in his capacity as “Senior Officer,” prior to the elimination of the Senior Officer position in December 2017.
The Board also considered judicial decisions concerning allegedly excessive investment advisory fees in making its decision. Using these judicial decisions as a guide, the Board observed that the following factors may be relevant to an adviser's fiduciary duty with respect to its receipt of compensation from a fund: (1) the nature and quality of the services provided by an adviser to a fund and its shareholders (including the performance of the fund, its benchmark and comparable funds); (2) an adviser's cost of providing the services (including the profitability to an adviser of providing advisory services to a fund); (3) the extent to which an adviser may realize “economies of scale” as a fund grows larger and, if such economies of scale exist, whether they have been shared with a fund and its shareholders or the family of funds; (4) any “fall-out” financial benefits that accrue to an adviser because of its relationship with a fund (including research services received from brokers that execute fund trades and any fees paid to affiliates of an adviser for services rendered to a fund); (5) comparative fee and expense structures (including a comparison of fees paid to an adviser with those paid by similar funds both internally and externally as well as management fees charged to institutional and other advisory clients of the
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adviser for what might be viewed as like services); and (6) the extent of care, conscientiousness and independence with which the fund's board members perform their duties and their expertise (including whether they are fully informed about all facts the board deems relevant to its consideration of an adviser's services and fees). The Board noted that the Securities and Exchange Commission (SEC) disclosure requirements regarding the basis for the Board's approval of the Fund's investment advisory contract generally align with the factors listed above. The Board was aware of these factors and was guided by them in its review of the Fund's investment advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.
The Board considered and weighed these factors in light of its substantial accumulated experience in governing the Fund and working with Federated Investment Management Company (the “Adviser”) and its affiliates (collectively, “Federated”) on matters relating to the funds advised by Federated (each, a “Federated Fund”). The Independent Trustees were assisted in their deliberations by independent legal counsel.
In addition to the extensive materials that comprise and accompany the CCO Fee Evaluation Report, the Board received detailed information about the Fund and the Federated organization throughout the year, and in connection with its May meetings at which the Board's formal approval of the advisory and subadvisory contracts occurred. In this regard, Federated provided much of this information at each regular meeting of the Board, and furnished additional information specifically in connection with the May meetings. In the months preceding the May meetings, the Board requested and reviewed written materials prepared by Federated in response to requests on behalf of the Independent Trustees encompassing a wide variety of topics. At the May meetings, in addition to meeting in separate sessions of the Independent Trustees without management present, senior management of the Adviser also met with the Independent Trustees and their counsel to discuss the materials presented and such additional matters as the Independent Trustees deemed reasonably necessary to evaluate the advisory and subadvisory contracts. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose.
The Board's consideration of the investment advisory contract included review of the CCO Fee Evaluation Report, accompanying data and additional information covering the following matters among others: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short-term and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in terms relative to its particular investment program and certain competitor or “peer group” funds and/or other benchmarks, as appropriate) and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses, including the advisory fee and the overall expense structure of the Fund (both in absolute terms and relative to similar and/or competing funds), with due
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regard for contractual or voluntary expense limitations; the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders; the entrepreneurial and other risks assumed by the Adviser in sponsoring the Fund; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated Funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are generally available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated Funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated Funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.
While mindful that courts have cautioned against giving too much weight to comparative information concerning fees charged by other advisers for managing funds with comparable investment programs, the Board has found the use of such comparisons to be relevant to its deliberations. In this regard, the Board was presented with, and considered, information regarding the contractual advisory fee rates, net advisory fee rates, total expense ratios and each element of the Fund's total expense ratio (i.e., gross and net advisory fees, custody fees, portfolio accounting fees and transfer agency fees) relative to an appropriate group of peer funds compiled by Federated using data supplied by independent fund ranking organizations (the “Peer Group”). The Board received a description of the composition and methodology used to select the Peer Group. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because it is believed that they are more relevant. For example, other mutual funds are the products most like the Fund, in that they are readily available to Fund shareholders as alternative investment vehicles. Also, they are the type of investment vehicle, in fact, chosen and maintained by the Fund's investors. The range of their fees and expenses, therefore, appears to be a relevant indicator of what consumers have found to be reasonable in the marketplace in which the Fund competes.
The Board reviewed the contractual advisory fee rate, net advisory fee rate and other expenses of the Fund and noted the position of the Fund's fee rates relative to its Peer Group. In this regard, the Board noted that the contractual advisory fee rate was below the median of the relevant Peer Group and the Board was satisfied that the overall expense structure of the Fund remained competitive.
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For comparison, the CCO reviewed the fees charged by Federated for providing advisory services to products other than the Federated Funds (e.g., institutional separate accounts and third-party unaffiliated mutual funds for which Federated serves as sub-adviser) (referenced to as “Comparable Funds/Accounts”). With respect to Comparable Funds/Accounts other than third-party mutual funds, the CCO concluded that they are inherently different products. Those differences include, but are not limited to, different types of targeted investors; different applicable laws and regulations; different legal structures; different average account sizes and portfolio management techniques made necessary by different cash flows and different associated costs; and the time spent by portfolio managers and their teams, as well as personnel in the Funds Financial Services, Legal, Compliance and Risk Management departments, in reviewing securities pricing, addressing different administrative responsibilities, addressing different degrees of risk associated with management and a variety of different costs. The CCO also reviewed the differences in the nature of the services required for Federated to manage its proprietary mutual fund business versus managing a discrete pool of assets as a sub-adviser to another institution's mutual fund, and that Federated generally performs significant additional services and assumes substantially greater risks in managing the Fund and other Federated Funds than in its role as sub-adviser to an unaffiliated third-party mutual fund. The CCO did not consider the fees for providing advisory services to Comparable Funds/Accounts to be determinative in judging the appropriateness of the Federated Funds' advisory fees.
Following such evaluation, and full deliberations, the Board concluded that the fees and expenses of the Fund are reasonable and supported renewal of the Fund's investment advisory contract.
The Board considered the nature, extent and quality of the services provided to the Fund by the Adviser and the resources of the Adviser and its affiliates dedicated to the Fund. In this regard, the Board evaluated, among other things, the Adviser's personnel, experience, track record, financial resources, overall reputation and willingness to invest in personnel and infrastructure that benefit the Fund. In addition, the Board reviewed the qualifications, backgrounds and responsibilities of the portfolio management team primarily responsible for the day-to-day management of the Fund and the Adviser's ability and experience in attracting and retaining qualified personnel to service the Fund. The Board noted the investment research and company engagement capabilities of the Adviser and its affiliates. The Board also noted the compliance program of the Adviser and the compliance-related resources provided to the Fund by the Adviser, including the Adviser's commitment to respond to rulemaking initiatives of the SEC. The Fund's ability to deliver competitive performance when compared to its Peer Group was also deemed to be relevant by the Board as a useful indicator of how the Adviser is executing the Fund's investment
Annual Shareholder Report
40

program. The Adviser's ability to execute this program was one of the Board's considerations in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services warrant the continuation of the investment advisory contract.
In evaluating the Fund's investment performance, the Board considered performance results in light of the Fund's investment objective, strategies and risks, as disclosed in the Fund's prospectus. The Board considered detailed investment reports on the Fund's performance that were provided to the Board throughout the year and in connection with the May meetings. The CCO also reviewed information regarding the performance of other mutual funds in the Peer Group, noting the CCO's view that comparisons to fund peer groups may be helpful, though not conclusive, in evaluating the performance of the Adviser in managing the Fund. The Board considered, in evaluating such comparisons, that in some cases there may be differences in the funds' objectives or investment management techniques, or the costs to implement the funds, even within the same Peer Group.
The Fund's performance fell below the median of the relevant Peer Group for the one-year period covered by the CCO Fee Evaluation Report. The Board discussed the Fund's performance with the Adviser and recognized the efforts being taken by the Adviser. The Board also considered the relatively tight dispersion of performance data with respect to the Fund and its Peer Group.
Following such evaluation, and full deliberations, the Board concluded that the performance of the Fund supported renewal of the Fund's investment advisory contract.
The Board also received financial information about Federated, including information regarding the compensation and ancillary (or “fall-out”) benefits Federated derived from its relationships with the Federated Funds. This information covered not only the fees under the investment advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated Funds under separate contracts (e.g., for serving as the Federated Funds' administrator and distributor). In this regard, the Board considered that certain Federated subsidiaries provide distribution and shareholder services to the Federated Funds, for which they may be compensated through distribution and servicing fees paid pursuant to Rule 12b-1 plans or otherwise. The information also detailed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated Fund trades. In addition, the Board considered the fact that, in order for a Federated Fund to be competitive in the marketplace, the Adviser and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to Federated Fund investors and/or indicated to the Board their intention to do so in the future. Moreover, the Board receives regular reporting as to the institution, adjustment or elimination of these voluntary waivers.
In 2015, the Board approved a reduction of 10 basis points in the contractual advisory fee.
Annual Shareholder Report
41

Federated furnished information, requested by the CCO, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the CCO. The CCO noted that, while these cost allocation reports apply consistent allocation processes, the inherent difficulties in allocating costs continues to cause the CCO to question the precision of the process and to conclude that such reports may be unreliable, since a single change in an allocation estimate may dramatically alter the resulting estimate of cost and/or profitability of a Federated Fund and may produce unintended consequences. The allocation information, including the CCO's view that fund-by-fund estimations may be unreliable, was considered in the evaluation by the Board.
The Board and the CCO also reviewed information compiled by Federated comparing its profitability information to other publicly held fund management companies, including information regarding profitability trends over time. In this regard, the CCO concluded that Federated's profit margins did not appear to be excessive. The CCO also noted that Federated appeared financially sound, with the resources necessary to fulfill its obligations under its contracts with the Fund.
The CCO Fee Evaluation Report also discussed the notion of possible realization of “economies of scale” as a fund grows larger, the difficulties of calculating economies of scale at an individual fund level, and the extent to which potential scale benefits are shared with shareholders. In this regard, the Board considered that Federated has made significant and long-term investments in areas that support all of the Federated Funds, such as personnel and processes for the portfolio management, shareholder services, compliance, internal audit and risk management functions, as well as systems technology (including technology relating to cybersecurity) and that the benefits of these investments (as well as any economies of scale, should they exist) were likely to be shared with the Federated Fund family as a whole. The Board noted that Federated's investments in these areas are extensive. In addition, the Board considered that the Adviser and its affiliates have frequently waived fees and/or reimbursed expenses and that this has allowed potential economies of scale to be shared with shareholders. The Board also considered that such waivers and reimbursements can provide protection from an increase in expenses if a Federated Fund's assets decline. Federated, as it does throughout the year, and specifically in connection with the Board's review of the advisory and subadvisory contracts, furnished information relative to revenue sharing or adviser-paid fees. Federated and the CCO noted that this information should be viewed to determine if there was an incentive to either not apply breakpoints, or to apply breakpoints at higher levels, and should not be viewed to determine the appropriateness of advisory fees. The Board also noted the absence of any
Annual Shareholder Report
42

applicable regulatory or industry guidelines on this subject, which (as discussed in the CCO Fee Evaluation Report) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as a fund attains a certain size.
The CCO stated that his observations and the information accompanying the CCO Fee Evaluation Report supported a finding by the Board that the management fee for the Fund was reasonable. Under these circumstances, no changes were recommended to, and no objection was raised to the continuation of, the Fund's investment advisory contract. The CCO also recognized that the Board's evaluation of the Federated Funds' advisory and subadvisory arrangements is a continuing and on-going process that is informed by the information that the Board requests and receives from management throughout the course of the year and, in this regard, the CCO noted certain items for future reporting to the Board or further consideration by management as the Board continues its on-going oversight of the Federated Funds.
In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an investment advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the investment advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund. The Board concluded that, in light of the factors summarized above, including the nature, quality and scope of the services provided to the Fund by the Adviser and its affiliates, continuation of the investment advisory contract was appropriate.
The Board based its decision to approve the investment advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the continuation of the contract reflects its view that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangement.
Annual Shareholder Report
43

Voting Proxies on Fund Portfolio Securities
A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available via the Proxy Voting Record (Form N-PX) link associated with the Fund and share class name at www.FederatedInvestors.com/FundInformation. Form N-PX filings are also available at the SEC's website at www.sec.gov.
Portfolio Schedule
The Fund files with the SEC a complete schedule of its portfolio holdings as of the close of each month on “Form N-MFP.” Form N-MFP is available on the SEC's website at www.sec.gov. You may access Form N-MFP via the link to the Fund and share class name at www.FederatedInvestors.com.
Annual Shareholder Report
44

You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund's sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.
This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

Federated Government Reserves Fund
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 608919544
CUSIP 608919536
CUSIP 608919528
CUSIP 608919510
CUSIP 608919205
33543 (9/19)
Federated is a registered trademark of Federated Investors, Inc.
2019 ©Federated Investors, Inc.

Annual Shareholder Report
July 31, 2019
Shares | Ticker	R* | GRTXX	Institutional | GOIXX
	Service | GOSXX	Administrative | GOEXX
	Cash II | GFYXX	Cash Series | GFSXX
	Capital | GOCXX	Trust | GORXX
	Premier | GOFXX	Advisor | GOVXX

Federated Government Obligations Fund
*Effective August 1, 2019, the Class R Shares were redesignated as Select Shares

A Portfolio of Money Market Obligations Trust
IMPORTANT NOTICE REGARDING REPORT DELIVERY
Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund's shareholder reports like this one will no longer be sent by mail, unless you specifically request paper copies of the reports from the Fund or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.
If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund or your financial intermediary electronically by contacting your financial intermediary (such as a broker-dealer or bank); other shareholders may call the Fund at 1-800-341-7400, Option 4.
You may elect to receive all future reports in paper free of charge. You can inform the Fund or your financial intermediary that you wish to continue receiving paper copies of your shareholder reports by contacting your financial intermediary (such as a broker-dealer or bank); other shareholders may call the Fund at 1-800-341-7400, Option 4. Your election to receive reports in paper will apply to all funds held with the Fund complex or your financial intermediary.

Not FDIC Insured ■ May Lose Value ■ No Bank Guarantee

Portfolio of Investments Summary Tables (unaudited)
At July 31, 2019, the Fund's portfolio composition1 was as follows:
Security Type	Percentage of Total Net Assets
Repurchase Agreements	55.9%
U.S. Government Agency Securities	32.0%
U.S. Treasury Securities	12.4%
Other Assets and Liabilities—Net[2]	(0.3)%
TOTAL	100.0%
At July 31, 2019, the Fund's effective maturity3 schedule was as follows:
Securities With an Effective Maturity of:	Percentage of Total Net Assets
1-7 Days	71.5%
8-30 Days	11.4%
31-90 Days	5.5%
91-180 Days	6.4%
181 Days or more	5.5%
Other Assets and Liabilities—Net[2]	(0.3)%
TOTAL	100.0%
1	See the Fund's Prospectus and Statement of Additional Information for a description of the types of securities in which the Fund invests.
2	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
3	Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940, which regulates money market mutual funds.
Annual Shareholder Report
1

Portfolio of Investments
July 31, 2019
Principal Amount			Value
		GOVERNMENT AGENCIES—32.0%
$356,650,000	[1]	Federal Farm Credit System Discount Notes, 2.320%—2.680%, 12/9/2019 - 5/20/2020	$352,699,541
75,000,000	[2]	Federal Farm Credit System Floating Rate Notes, 2.109% (3-month USLIBOR -0.150%), 10/23/2019	75,000,000
171,000,000	[2]	Federal Farm Credit System Floating Rate Notes, 2.186% (1-month USLIBOR -0.055%), 8/27/2019	170,996,074
240,000,000	[2]	Federal Farm Credit System Floating Rate Notes, 2.186% (1-month USLIBOR -0.075%), 8/26/2019	240,000,000
346,000,000	[2]	Federal Farm Credit System Floating Rate Notes, 2.192%—2.324% (1-month USLIBOR -0.080%), 8/13/2019 - 8/27/2019	345,990,733
536,700,000	[2]	Federal Farm Credit System Floating Rate Notes, 2.201%—2.320% (1-month USLIBOR -0.060%), 8/4/2019 - 8/23/2019	536,698,234
174,000,000	[2]	Federal Farm Credit System Floating Rate Notes, 2.242%—2.337% (1-month USLIBOR -0.030%), 8/9/2019 - 8/22/2019	173,996,233
163,000,000	[2]	Federal Farm Credit System Floating Rate Notes, 2.246% (1-month USLIBOR +0.005%), 8/27/2019	162,994,658
150,000,000	[2]	Federal Farm Credit System Floating Rate Notes, 2.261% (1-month USLIBOR -0.039%), 8/18/2019	150,000,000
329,000,000	[2]	Federal Farm Credit System Floating Rate Notes, 2.304% (1-month USLIBOR -0.065%), 8/12/2019	328,988,825
150,000,000	[2]	Federal Farm Credit System Floating Rate Notes, 2.324% (1-month USLIBOR -0.045%), 8/12/2019	150,000,000
183,100,000	[2]	Federal Farm Credit System Floating Rate Notes, 2.349% (1-month USLIBOR -0.015%), 8/8/2019	183,100,000
104,000,000	[2]	Federal Farm Credit System Floating Rate Notes, 2.372% (3-month USLIBOR -0.130%), 9/4/2019	104,000,000
265,000,000	[2]	Federal Farm Credit System Floating Rate Notes, 2.378% (1-month USLIBOR -0.020%), 8/2/2019	264,994,476
114,100,000	[2]	Federal Farm Credit System Floating Rate Notes, 2.380% (1-month USLIBOR +0.000%), 8/4/2019	114,096,898
75,000,000	[2]	Federal Farm Credit System Floating Rate Notes, 2.399% (3-month USLIBOR -0.180%), 8/1/2019	75,004,123
313,000,000	[2]	Federal Farm Credit System Floating Rate Notes, 2.410% (1-month USLIBOR +0.000%), 8/13/2019	313,000,000
154,000,000	[2]	Federal Farm Credit System Floating Rate Notes, 2.416% (1-month USLIBOR +0.050%), 8/9/2019	153,980,221
162,000,000	[2]	Federal Farm Credit System Floating Rate Notes, 2.434% (1-month USLIBOR +0.070%), 8/8/2019	161,976,606
100,000,000	[2]	Federal Farm Credit System Floating Rate Notes, 2.465% (Secured Overnight Financing Rate +0.075%), 8/1/2019	100,000,000
Annual Shareholder Report
2

Principal Amount			Value
		GOVERNMENT AGENCIES—continued
$97,000,000	[2]	Federal Farm Credit System Floating Rate Notes, 2.470% (Secured Overnight Financing Rate +0.080%), 8/1/2019	$97,000,000
100,000,000	[2]	Federal Farm Credit System Floating Rate Notes, 2.490% (Secured Overnight Financing Rate +0.100%), 8/1/2019	100,000,000
128,000,000	[2]	Federal Farm Credit System Floating Rate Notes, 2.515% (Effective Fed Funds +0.125%), 8/1/2019	127,989,892
50,000,000		Federal Farm Credit System Notes, 1.375%, 12/26/2019	49,817,564
4,404,442,000	[1]	Federal Home Loan Bank System Discount Notes, 2.020%—2.455%, 8/2/2019 - 3/24/2020	4,383,684,406
59,000,000	[2]	Federal Home Loan Bank System Floating Rate Notes, 2.127% (3-month USLIBOR -0.150%), 10/22/2019	59,000,000
415,000,000	[2]	Federal Home Loan Bank System Floating Rate Notes, 2.171%—2.279% (3-month USLIBOR -0.140%), 9/19/2019 - 9/26/2019	415,024,611
321,000,000	[2]	Federal Home Loan Bank System Floating Rate Notes, 2.176% (1-month USLIBOR -0.095%), 8/21/2019	321,000,000
686,500,000	[2]	Federal Home Loan Bank System Floating Rate Notes, 2.181% (1-month USLIBOR -0.080%), 8/26/2019	686,500,000
326,500,000	[2]	Federal Home Loan Bank System Floating Rate Notes, 2.201% (1-month USLIBOR -0.040%), 8/27/2019	326,500,000
684,000,000	[2]	Federal Home Loan Bank System Floating Rate Notes, 2.212%—2.309% (1-month USLIBOR -0.060%), 8/11/2019 - 8/22/2019	684,000,000
428,000,000	[2]	Federal Home Loan Bank System Floating Rate Notes, 2.217%—2.314% (1-month USLIBOR -0.055%), 8/12/2019 - 8/20/2019	428,000,000
459,000,000	[2]	Federal Home Loan Bank System Floating Rate Notes, 2.240%—2.282% (1-month USLIBOR -0.085%), 8/9/2019 - 8/13/2019	459,000,000
245,000,000	[2]	Federal Home Loan Bank System Floating Rate Notes, 2.246% (1-month USLIBOR -0.025%), 8/20/2019	245,000,000
968,000,000	[2]	Federal Home Loan Bank System Floating Rate Notes, 2.248%—2.330% (1-month USLIBOR -0.050%), 8/4/2019 - 8/19/2019	968,000,000
188,000,000	[2]	Federal Home Loan Bank System Floating Rate Notes, 2.263% (3-month USLIBOR -0.255%), 8/15/2019	187,991,415
100,000,000	[2]	Federal Home Loan Bank System Floating Rate Notes, 2.280% (3-month USLIBOR -0.245%), 8/16/2019	99,996,221
541,500,000	[2]	Federal Home Loan Bank System Floating Rate Notes, 2.290% (3-month USLIBOR -0.275%), 8/7/2019	541,500,000
368,000,000	[2]	Federal Home Loan Bank System Floating Rate Notes, 2.299%—2.323% (1-month USLIBOR -0.065%), 8/3/2019 - 8/8/2019	367,994,586
350,000,000	[2]	Federal Home Loan Bank System Floating Rate Notes, 2.315%—2.359% (1-month USLIBOR -0.010%), 8/7/2019 - 8/15/2019	350,000,000
250,000,000	[2]	Federal Home Loan Bank System Floating Rate Notes, 2.332% (1-month USLIBOR +0.000%), 8/13/2019	250,000,000
453,700,000	[2]	Federal Home Loan Bank System Floating Rate Notes, 2.332% (1-month USLIBOR +0.000%), 8/16/2019	453,700,000
268,000,000	[2]	Federal Home Loan Bank System Floating Rate Notes, 2.359% (1-month USLIBOR -0.020%), 8/4/2019	268,000,000
Annual Shareholder Report
3

Principal Amount			Value
		GOVERNMENT AGENCIES—continued
$402,500,000	[2]	Federal Home Loan Bank System Floating Rate Notes, 2.404% (3-month USLIBOR -0.120%), 8/28/2019	$402,500,000
313,000,000	[2]	Federal Home Loan Bank System Floating Rate Notes, 2.410% (Secured Overnight Financing Rate +0.020%), 8/1/2019	313,000,000
340,000,000	[2]	Federal Home Loan Bank System Floating Rate Notes, 2.415% (Secured Overnight Financing Rate +0.025%), 8/1/2019	340,000,000
660,300,000	[2]	Federal Home Loan Bank System Floating Rate Notes, 2.420% (Secured Overnight Financing Rate +0.030%), 8/1/2019	660,300,000
610,000,000	[2]	Federal Home Loan Bank System Floating Rate Notes, 2.425% (Secured Overnight Financing Rate +0.035%), 8/1/2019	610,000,000
131,000,000	[2]	Federal Home Loan Bank System Floating Rate Notes, 2.430% (Secured Overnight Financing Rate +0.040%), 8/1/2019	131,000,000
242,000,000	[2]	Federal Home Loan Bank System Floating Rate Notes, 2.435% (Secured Overnight Financing Rate +0.045%), 8/1/2019	242,000,000
590,600,000	[2]	Federal Home Loan Bank System Floating Rate Notes, 2.440%—2.460% (Secured Overnight Financing Rate +0.050%), 8/1/2019 - 8/2/2019	590,600,000
250,000,000	[2]	Federal Home Loan Bank System Floating Rate Notes, 2.450% (Secured Overnight Financing Rate +0.060%), 8/1/2019	250,000,000
300,000,000	[2]	Federal Home Loan Bank System Floating Rate Notes, 2.455% (Secured Overnight Financing Rate +0.065%), 8/1/2019	300,000,000
1,025,750,000	[2]	Federal Home Loan Bank System Floating Rate Notes, 2.465% (Secured Overnight Financing Rate +0.075%), 8/1/2019	1,025,750,000
176,000,000	[2]	Federal Home Loan Bank System Floating Rate Notes, 2.495% (Secured Overnight Financing Rate +0.105%), 8/1/2019	176,000,000
275,000,000	[2]	Federal Home Loan Bank System Floating Rate Notes, 2.500% (Secured Overnight Financing Rate +0.110%), 8/1/2019	275,000,000
250,000,000	[2]	Federal Home Loan Bank System Floating Rate Notes, 2.505% (Secured Overnight Financing Rate +0.115%), 8/1/2019	250,000,000
2,028,000,000		Federal Home Loan Bank System, 2.070%—2.580%, 10/18/2019 - 7/23/2020	2,027,981,631
170,000,000	[2]	Federal Home Loan Mortgage Corp. Floating Rate Notes, 2.176% (1-month USLIBOR -0.095%), 8/20/2019	170,000,000
565,000,000	[2]	Federal Home Loan Mortgage Corp. Floating Rate Notes, 2.450% (Secured Overnight Financing Rate +0.060%), 8/1/2019	565,000,000
1,263,225,000		Federal Home Loan Mortgage Corp., 1.250%—2.520%, 10/2/2019 - 6/3/2020	1,262,587,587
79,545,000	[1]	Federal National Mortgage Association Discount Notes, 2.170%, 10/9/2019	79,214,159
114,000,000	[2]	Federal National Mortgage Association Floating Rate Notes, 2.430% (Secured Overnight Financing Rate +0.040%), 8/1/2019	114,000,000
230,000,000	[2]	Federal National Mortgage Association Floating Rate Notes, 2.465% (Secured Overnight Financing Rate +0.075%), 8/1/2019	230,000,000
595,000,000		Federal National Mortgage Association, 1.000%, 8/28/2019 - 10/24/2019	593,686,559
Annual Shareholder Report
4

Principal Amount			Value
		GOVERNMENT AGENCIES—continued
$257,703,675	[2]	Housing and Urban Development Floating Rate Notes, 2.518% (3-month USLIBOR +0.200%), 8/1/2019	$257,703,675
		TOTAL GOVERNMENT AGENCIES	26,893,538,928
		U.S. TREASURIES—12.4%
580,000,000	[1]	United States Treasury Bills, 2.010%, 1/16/2020	574,559,598
615,000,000	[1]	United States Treasury Bills, 2.130%, 12/19/2019	609,905,752
733,000,000	[1]	United States Treasury Bills, 2.135%, 12/12/2019	727,218,361
525,000,000	[1]	United States Treasury Bills, 2.390%—2.395%, 10/17/2019	522,315,159
402,000,000	[1]	United States Treasury Bills, 2.390%—2.395%, 10/31/2019	399,569,440
457,000,000	[1]	United States Treasury Bills, 2.465%—2.468%, 2/27/2020	450,426,052
172,000,000	[2]	United States Treasury Floating Rate Notes, 2.113% (91-day T-Bill +0.033%), 8/6/2019	172,010,086
270,000,000	[2]	United States Treasury Floating Rate Notes, 2.123% (91-day T-Bill +0.043%), 8/6/2019	269,849,957
844,300,000	[2]	United States Treasury Floating Rate Notes, 2.125% (91-day T-Bill +0.045%), 8/6/2019	843,867,335
1,815,000,000	[2]	United States Treasury Floating Rate Notes, 2.195% (91-day T-Bill +0.115%), 8/6/2019	1,813,935,902
573,500,000	[2]	United States Treasury Floating Rate Notes, 2.219% (91-day T-Bill +0.139%), 8/6/2019	573,498,293
185,000,000		United States Treasury Notes, 1.000%—1.500%, 11/30/2019	184,205,433
188,000,000		United States Treasury Notes, 1.125%—1.875%, 12/31/2019	187,307,045
127,000,000		United States Treasury Notes, 1.125%—2.375%, 4/30/2020	126,856,563
218,000,000		United States Treasury Notes, 1.250%—1.375%, 1/31/2020	216,811,254
482,350,000		United States Treasury Notes, 1.250%—1.500%, 10/31/2019	480,963,860
468,300,000		United States Treasury Notes, 1.250%, 2/29/2020	465,951,286
116,000,000		United States Treasury Notes, 1.375%, 3/31/2020	115,102,831
89,000,000		United States Treasury Notes, 1.375%, 5/31/2020	88,528,123
299,750,000		United States Treasury Notes, 1.500%, 4/15/2020	298,645,274
710,000,000		United States Treasury Notes, 3.375%, 11/15/2019	711,717,970
277,250,000		United States Treasury Notes, 3.500%, 5/15/2020	280,446,603
174,000,000		United States Treasury Notes, 3.625%, 8/15/2019	174,066,444
107,000,000		United States Treasury Notes, 3.625%, 2/15/2020	107,850,556
		TOTAL U.S. TREASURIES	10,395,609,177
Annual Shareholder Report
5

Principal Amount		Value
	REPURCHASE AGREEMENTS—55.9%
$400,000,000	Interest in $500,000,000 joint repurchase agreement 2.570%, dated 7/31/2019 under which ABN Amro Bank N.V., Netherlands will repurchase securities provided as collateral for $500,035,694 on 8/1/2019. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency and U.S. Treasury securities with various maturities to 12/20/2068 and the market value of those underlying securities was $513,257,409.	$400,000,000
525,000,000	Repurchase agreement 2.570%, dated 7/31/2019 under which ABN Amro Bank N.V., Netherlands will repurchase securities provided as collateral for $525,037,479 on 8/1/2019. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency and U.S. Treasury securities with various maturities to 4/1/2049 and the market value of those underlying securities was $537,541,790.	525,000,000
600,000,000	Interest in $700,000,000 joint repurchase agreement 2.220%, dated 7/31/2019 under which BMO Capital Markets Corp. will repurchase securities provided as collateral for $701,295,000 on 8/30/2019. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities with various maturities to 5/20/2069 and the market value of those underlying securities was $720,061,920.	600,000,000
200,000,000	Repurchase agreement 2.400%, dated 7/9/2019 under which BMO Capital Markets Corp. will repurchase securities provided as collateral for $200,413,333 on 8/9/2019. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities with various maturities to 8/1/2049 and the market value of those underlying securities was $204,997,815.	200,000,000
150,000,000	Interest in $200,000,000 joint repurchase agreement 2.400%, dated 7/10/2019 under which BMO Capital Markets Corp. will repurchase securities provided as collateral for $200,400,000 on 8/9/2019. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities with various maturities to 11/20/2068 and the market value of those underlying securities was $204,945,514.	150,000,000
125,000,000	Interest in $175,000,000 joint repurchase agreement 2.440%, dated 5/9/2019 under which BMO Capital Markets Corp. will repurchase securities provided as collateral for $176,091,222 on 8/9/2019. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities with various maturities to 7/20/2069 and the market value of those underlying securities was $180,481,945.	125,000,000
175,000,000	Interest in $250,000,000 joint repurchase agreement 2.490%, dated 2/20/2019 under which BMO Capital Markets Corp. will repurchase securities provided as collateral for $253,112,500 on 8/20/2019. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities with various maturities to 6/20/2069 and the market value of those underlying securities was $258,669,269.	175,000,000
Annual Shareholder Report
6

Principal Amount		Value
	REPURCHASE AGREEMENTS—continued
$155,000,000	Repurchase agreement 2.560%, dated 7/31/2019 under which BMO Capital Markets Corp. will repurchase securities provided as collateral for $155,011,022 on 8/1/2019. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities with various maturities to 2/20/2069 and the market value of those underlying securities was $159,661,353.	$155,000,000
550,000,000	Interest in $835,000,000 joint repurchase agreement 2.210%, dated 7/25/2019 under which BNP Paribas S.A. will repurchase securities provided as collateral for $838,126,843 on 9/24/2019. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency and U.S. Treasury securities with various maturities to 7/20/2049 and the market value of those underlying securities was $852,066,108.	550,000,000
400,000,000	Interest in $985,000,000 joint repurchase agreement 2.210%, dated 7/29/2019 under which BNP Paribas S.A. will repurchase securities provided as collateral for $986,874,510 on 8/29/2019. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 2/15/2044 and the market value of those underlying securities was $1,004,885,045.	400,000,000
260,000,000	Interest in $350,000,000 joint repurchase agreement 2.260%, dated 7/11/2019 under which BNP Paribas S.A. will repurchase securities provided as collateral for $351,318,333 on 9/9/2019. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency and U.S. Treasury securities with various maturities to 6/25/2057 and the market value of those underlying securities was $357,809,780.	260,000,000
250,000,000	Repurchase agreement 2.290%, dated 7/10/2019 under which BNP Paribas S.A. will repurchase securities provided as collateral for $250,970,069 on 9/9/2019. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency and U.S. Treasury securities with various maturities to 7/1/2049 and the market value of those underlying securities was $255,356,858.	250,000,000
750,000,000	Interest in $1,500,000,000 joint repurchase agreement 2.390%, dated 7/8/2019 under which BNP Paribas S.A. will repurchase securities provided as collateral for $1,502,987,500 on 8/8/2019. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 2/15/2046 and the market value of those underlying securities was $1,532,336,249.	750,000,000
750,000,000	Interest in $1,000,000,000 joint repurchase agreement 2.420%, dated 7/2/2019 under which BNP Paribas S.A. will repurchase securities provided as collateral for $1,002,083,889 on 8/2/2019. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency and U.S. Treasury securities with various maturities to 4/1/2056 and the market value of those underlying securities was $1,022,057,356.	750,000,000
Annual Shareholder Report
7

Principal Amount		Value
	REPURCHASE AGREEMENTS—continued
$100,000,000	Repurchase agreement 2.550%, dated 7/31/2019 under which BNP Paribas S.A. will repurchase securities provided as collateral for $100,007,083 on 8/1/2019. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency and U.S. Treasury securities with various maturities to 4/5/2038 and the market value of those underlying securities was $102,007,225.	$100,000,000
100,000,000	Repurchase agreement 2.560%, dated 7/31/2019 under which BNP Paribas S.A. will repurchase securities provided as collateral for $100,007,111 on 8/1/2019. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 5/21/2020 and the market value of those underlying securities was $102,007,297.	100,000,000
1,000,000,000	Interest in $2,000,000,000 joint repurchase agreement 2.560%, dated 7/31/2019 under which BNP Paribas S.A. will repurchase securities provided as collateral for $2,000,142,222 on 8/1/2019. The securities provided as collateral at the end of the period held with State Street Bank & Trust Co. were U.S. Treasury securities with various maturities to 4/30/2023 and the market value of those underlying securities was $2,039,720,472.	1,000,000,000
777,099,000	Interest in $1,145,000,000 joint repurchase agreement 2.560%, dated 7/31/2019 under which Bank of America, N.A. will repurchase securities provided as collateral for $1,145,081,422 on 8/1/2019. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities with various maturities to 7/20/2046 and the market value of those underlying securities was $1,167,983,051.	777,099,000
450,000,000	Interest in $550,000,000 joint repurchase agreement 2.560%, dated 7/31/2019 under which Bank of Montreal will repurchase securities provided as collateral for $550,039,111 on 8/1/2019. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities with various maturities to 10/20/2068 and the market value of those underlying securities was $562,917,149.	450,000,000
1,000,000,000	Interest in $1,400,000,000 joint repurchase agreement 2.540%, dated 7/31/2019 under which Bank of Nova Scotia will repurchase securities provided as collateral for $1,400,098,778 on 8/1/2019. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 11/15/2048 and the market value of those underlying securities was $1,428,100,815.	1,000,000,000
900,000,000	Interest in $1,500,000,000 joint repurchase agreement 2.550%, dated 7/31/2019 under which Bank of Nova Scotia will repurchase securities provided as collateral for $1,500,106,250 on 8/1/2019. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency and U.S. Treasury securities with various maturities to 8/1/2049 and the market value of those underlying securities was $1,530,108,473.	900,000,000
Annual Shareholder Report
8

Principal Amount		Value
	REPURCHASE AGREEMENTS—continued
$350,000,000	Interest in $500,000,000 joint repurchase agreement 2.270%, dated 7/23/2019 under which Barclays Bank PLC will repurchase securities provided as collateral for $500,945,833 on 8/22/2019. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 8/15/2027 and the market value of those underlying securities was $510,964,790.	$350,000,000
325,000,000	Interest in $475,000,000 joint repurchase agreement 2.270%, dated 7/25/2019 under which Barclays Bank PLC will repurchase securities provided as collateral for $475,958,444 on 8/26/2019. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities with various maturities to 6/20/2049 and the market value of those underlying securities was $485,477,614.	325,000,000
325,000,000	Interest in $450,000,000 joint repurchase agreement 2.280%, dated 7/24/2019 under which Barclays Bank PLC will repurchase securities provided as collateral for $450,826,500 on 8/23/2019. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities with various maturities to 1/20/2049 and the market value of those underlying securities was $459,843,030.	325,000,000
600,000,000	Interest in $925,000,000 joint repurchase agreement 2.300%, dated 7/16/2019 under which Barclays Bank PLC will repurchase securities provided as collateral for $926,772,917 on 8/15/2019. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities with various maturities to 4/20/2049 and the market value of those underlying securities was $945,555,125.	600,000,000
300,000,000	Repurchase agreement 2.410%, dated 7/8/2019 under which Barclays Bank PLC will repurchase securities provided as collateral for $300,482,000 on 8/1/2019. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities with various maturities to 5/20/2049 and the market value of those underlying securities was $306,491,640.	300,000,000
591,000,000	Interest in $2,650,000,000 joint repurchase agreement 2.540%, dated 7/31/2019 under which Barclays Bank PLC will repurchase securities provided as collateral for $2,650,186,972 on 8/1/2019. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 5/15/2047 and the market value of those underlying securities was $2,703,190,766.	591,000,000
250,000,000	Repurchase agreement 2.560%, dated 7/31/2019 under which Citibank, N.A. will repurchase securities provided as collateral for $250,017,778 on 8/1/2019. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency, U.S. Treasury and Tennessee Valley Authority securities with various maturities to 7/1/2047 and the market value of those underlying securities was $255,018,197.	250,000,000
Annual Shareholder Report
9

Principal Amount		Value
	REPURCHASE AGREEMENTS—continued
$750,000,000	Interest in $1,000,000,000 joint repurchase agreement 2.280%, dated 7/30/2019 under which Citigroup Global Markets, Inc. will repurchase securities provided as collateral for $1,000,443,333 on 8/6/2019. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency and U.S. Treasury securities with various maturities to 7/20/2064 and the market value of those underlying securities was $1,026,411,084.	$750,000,000
250,000,000	Repurchase agreement 2.450%, dated 7/31/2019 under which Citigroup Global Markets, Inc. will repurchase securities provided as collateral for $250,017,014 on 8/1/2019. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 1/15/2026 and the market value of those underlying securities was $255,017,440.	250,000,000
750,000,000	Repurchase agreement 2.560%, dated 7/31/2019 under which Citigroup Global Markets, Inc. will repurchase securities provided as collateral for $750,053,333 on 8/1/2019. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency and U.S. Treasury securities with various maturities to 1/20/2063 and the market value of those underlying securities was $769,653,633.	750,000,000
750,000,000	Interest in $1,000,000,000 joint repurchase agreement 2.300%, dated 7/17/2019 under which Credit Agricole CIB New York will repurchase securities provided as collateral for $1,002,044,444 on 8/19/2019. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 2/15/2026 and the market value of those underlying securities was $1,020,912,417.	750,000,000
200,000,000	Interest in $250,000,000 joint repurchase agreement 2.420%, dated 7/26/2019 under which Credit Agricole CIB New York will repurchase securities provided as collateral for $250,117,639 on 8/2/2019. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 10/31/2021 and the market value of those underlying securities was $255,102,923.	200,000,000
500,000,000	Interest in $1,000,000,000 joint repurchase agreement 2.530%, dated 7/31/2019 under which Credit Agricole CIB New York will repurchase securities provided as collateral for $1,000,070,278 on 8/1/2019. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 11/15/2047 and the market value of those underlying securities was $1,020,071,720.	500,000,000
1,200,000,000	Interest in $3,000,000,000 joint repurchase agreement 2.550%, dated 7/31/2019 under which Credit Agricole Securities (USA), Inc. will repurchase securities provided as collateral for $3,000,212,500 on 8/1/2019. The securities provided as collateral at the end of the period held with State Street Bank & Trust Co. were U.S. Treasury securities with various maturities to 5/15/2049 and the market value of those underlying securities was $3,056,770,534.	1,200,000,000
Annual Shareholder Report
10

Principal Amount		Value
	REPURCHASE AGREEMENTS—continued
$5,000,000,000	Repurchase agreement 2.540%, dated 7/31/2019 under which Fixed Income Clearing Corp. will repurchase securities provided as collateral for $5,000,352,778 on 8/1/2019. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 5/15/2028 and the market value of those underlying securities was $5,100,000,091.	$5,000,000,000
1,500,000,000	Repurchase agreement 2.450%, dated 7/31/2019 under which Fixed Income Clearing Corp. will repurchase securities provided as collateral for $1,500,102,083 on 8/1/2019. The securities provided as collateral at the end of the period held with State Street Bank & Trust Co. were U.S. Treasury securities with various maturities to 7/31/2026 and the market value of those underlying securities was $1,530,051,063.	1,500,000,000
6,500,000,000	Repurchase agreement 2.540%, dated 7/31/2019 under which Fixed Income Clearing Corp. will repurchase securities provided as collateral for $6,500,458,611 on 8/1/2019. The securities provided as collateral at the end of the period held with State Street Bank & Trust Co. were U.S. Government Agency securities with various maturities to 8/31/2023 and the market value of those underlying securities was $6,630,261,177.	6,500,000,000
250,000,000	Repurchase agreement 2.550%, dated 7/31/2019 under which HSBC Securities (USA), Inc. will repurchase securities provided as collateral for $250,017,708 on 8/1/2019. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities with various maturities to 4/1/2049 and the market value of those underlying securities was $255,000,000.	250,000,000
175,000,000	Repurchase agreement 2.550%, dated 7/31/2019 under which HSBC Securities (USA), Inc. will repurchase securities provided as collateral for $175,012,396 on 8/1/2019. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities with various maturities to 6/1/2049 and the market value of those underlying securities was $178,500,000.	175,000,000
150,000,000	Repurchase agreement 2.320%, dated 7/17/2019 under which ING Financial Markets LLC will repurchase securities provided as collateral for $150,290,000 on 8/16/2019. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities with various maturities to 5/1/2058 and the market value of those underlying securities was $153,295,810.	150,000,000
18,000,000	Repurchase agreement 2.450%, dated 7/31/2019 under which ING Financial Markets LLC will repurchase securities provided as collateral for $18,001,225 on 8/1/2019. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 5/15/2049 and the market value of those underlying securities was $18,361,250.	18,000,000
Annual Shareholder Report
11

Principal Amount		Value
	REPURCHASE AGREEMENTS—continued
$1,500,000,000	Interest in $2,000,000,000 joint repurchase agreement 2.540%, dated 7/31/2019 under which ING Financial Markets LLC will repurchase securities provided as collateral for $2,000,141,111 on 8/1/2019. The securities provided as collateral at the end of the period held with State Street Bank & Trust Co. were U.S. Treasury securities with various maturities to 2/15/2047 and the market value of those underlying securities was $2,039,134,304.	$1,500,000,000
202,000,000	Repurchase agreement 2.560%, dated 7/31/2019 under which ING Financial Markets LLC will repurchase securities provided as collateral for $202,014,364 on 8/1/2019. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities with various maturities to 7/1/2056 and the market value of those underlying securities was $206,194,774.	202,000,000
700,000,000	Interest in $1,000,000,000 joint repurchase agreement 2.400%, dated 5/6/2019 under which J.P. Morgan Securities LLC will repurchase securities provided as collateral for $1,000,466,667 on 8/7/2019. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities with various maturities to 8/1/2049 and the market value of those underlying securities was $1,020,000,000.	700,000,000
400,000,000	Interest in $500,000,000 joint repurchase agreement 2.400%, dated 7/8/2019 under which J.P. Morgan Securities LLC will repurchase securities provided as collateral for $500,833,333 on 8/2/2019. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities with various maturities to 8/1/2049 and the market value of those underlying securities was $510,000,000.	400,000,000
400,000,000	Interest in $500,000,000 joint repurchase agreement 2.420%, dated 7/3/2019 under which J.P. Morgan Securities LLC will repurchase securities provided as collateral for $501,008,333 on 8/2/2019. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities with various maturities to 8/1/2049 and the market value of those underlying securities was $510,000,000.	400,000,000
1,010,000,000	Interest in $3,000,000,000 joint repurchase agreement 2.430%, dated 7/19/2019 under which J.P. Morgan Securities LLC will repurchase securities provided as collateral for $3,024,705,000 on 11/18/2019. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 5/15/2049 and the market value of those underlying securities was $3,060,000,056.	1,010,000,000
1,000,000,000	Interest in $3,740,000,000 joint repurchase agreement 2.540%, dated 7/31/2019 under which J.P. Morgan Securities LLC will repurchase securities provided as collateral for $3,740,263,878 on 8/1/2019. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 2/15/2048 and the market value of those underlying securities was $3,814,800,077.	1,000,000,000
Annual Shareholder Report
12

Principal Amount		Value
	REPURCHASE AGREEMENTS—continued
$695,000,000	Interest in $1,250,000,000 joint repurchase agreement 2.56%, dated 7/31/2019 under which MUFG Securities Americas, Inc. will repurchase securities provided as collateral for $1,250,088,889 on 8/1/2019. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities with various maturities to 6/1/2056 and the market value of those underlying securities was $1,286,601,053.	$695,000,000
500,000,000	Repurchase agreement 2.300%, dated 7/18/2019 under which Merrill Lynch, Pierce, Fenner and Smith will repurchase securities provided as collateral for $501,022,222 on 8/19/2019. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 5/15/2038 and the market value of those underlying securities was $510,456,236.	500,000,000
275,000,000	Repurchase agreement 2.560%, dated 7/31/2019 under which Merrill Lynch, Pierce, Fenner and Smith will repurchase securities provided as collateral for $275,019,556 on 8/1/2019. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency and U.S. Treasury securities with various maturities to 9/20/2068 and the market value of those underlying securities was $283,270,142.	275,000,000
200,004,337	Repurchase agreement 2.540%, dated 7/31/2019 under which Metropolitan Life Insurance Co. will repurchase securities provided as collateral for $200,018,448 on 8/1/2019. The securities provided as collateral at the end of the period held with State Street Bank & Trust Co. were U.S. Treasury securities with various maturities to 7/15/2020 and the market value of those underlying securities was $203,979,261.	200,004,337
50,000,000	Repurchase agreement 2.560%, dated 7/31/2019 under which Mizuho Securities USA, Inc. will repurchase securities provided as collateral for $50,003,556 on 8/1/2019. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 3/31/2025 and the market value of those underlying securities was $51,003,694.	50,000,000
700,000,000	Interest in $950,000,000 joint repurchase agreement 2.300%, dated 7/17/2019 under which Natixis Financial Products LLC will repurchase securities provided as collateral for $952,002,917 on 8/19/2019. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 5/15/2048 and the market value of those underlying securities was $969,928,625.	700,000,000
750,000,000	Interest in $950,000,000 joint repurchase agreement 2.410%, dated 7/2/2019 under which Natixis Financial Products LLC will repurchase securities provided as collateral for $951,971,514 on 8/2/2019. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency and U.S. Treasury securities with various maturities to 7/20/2049 and the market value of those underlying securities was $972,669,748.	750,000,000
Annual Shareholder Report
13

Principal Amount		Value
	REPURCHASE AGREEMENTS—continued
$400,000,000	Interest in $800,000,000 joint repurchase agreement 2.550%, dated 7/31/2019 under which Natixis Financial Products LLC will repurchase securities provided as collateral for $800,056,667 on 8/1/2019. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency and U.S. Treasury securities with various maturities to 2/16/2061 and the market value of those underlying securities was $819,996,994.	$400,000,000
1,000,000,000	Repurchase agreement 2.540%, dated 7/31/2019 under which Natwest Markets Securities, Inc. will repurchase securities provided as collateral for $1,000,070,556 on 8/1/2019. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 11/15/2044 and the market value of those underlying securities was $1,020,000,004.	1,000,000,000
1,000,000,000	Interest in $3,000,000,000 joint repurchase agreement 2.560%, dated 7/31/2019 under which Nomura Securities International, Inc. will repurchase securities provided as collateral for $3,000,213,333 on 8/1/2019. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency, U.S. Treasury and Tennessee Valley Authority securities with various maturities to 3/20/2069 and the market value of those underlying securities was $3,060,198,846.	1,000,000,000
302,510,000	Repurchase agreement 2.570%, dated 7/31/2019 under which Prudential Insurance Co. of America will repurchase securities provided as collateral for $302,531,596 on 8/1/2019. The securities provided as collateral at the end of the period held with State Street Bank & Trust Co. were U.S. Government Agency securities with various maturities to 12/1/2046 and the market value of those underlying securities was $307,175,397.	302,510,000
260,469,000	Repurchase agreement 2.560%, dated 7/31/2019 under which Prudential Legacy Insurance Co. of NJ will repurchase securities provided as collateral for $260,487,522 on 8/1/2019. The securities provided as collateral at the end of the period held with State Street Bank & Trust Co. were U.S. Treasury securities with various maturities to 2/15/2026 and the market value of those underlying securities was $265,651,613.	260,469,000
2,000,000,000	Interest in $3,000,000,000 joint repurchase agreement 2.540%, dated 7/31/2019 under which Sumitomo Mitsui Banking Corp will repurchase securities provided as collateral for $3,000,211,667 on 8/1/2019. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 8/15/2044 and the market value of those underlying securities was $3,060,215,960.	2,000,000,000
1,872,000,000	Interest in $3,000,000,000 joint repurchase agreement 2.560%, dated 7/31/2019 under which Sumitomo Mitsui Banking Corp will repurchase securities provided as collateral for $3,000,213,333 on 8/1/2019. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities with various maturities to 12/1/2048 and the market value of those underlying securities was $3,060,217,600.	1,872,000,000
Annual Shareholder Report
14

Principal Amount		Value
	REPURCHASE AGREEMENTS—continued
$200,000,000	Repurchase agreement 2.560%, dated 7/31/2019 under which TD Securities (USA), LLC will repurchase securities provided as collateral for $200,014,222 on 8/1/2019. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities with various maturities to 7/20/2049 and the market value of those underlying securities was $204,014,507.	$200,000,000
1,105,000,000	Interest in $4,605,000,000 joint repurchase agreement 2.560%, dated 7/31/2019 under which Wells Fargo Securities LLC will repurchase securities provided as collateral for $4,605,327,467 on 8/1/2019. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities with various maturities to 8/1/2049 and the market value of those underlying securities was $4,697,469,652.	1,105,000,000
81,000,000	Repurchase agreement 2.560%, dated 7/31/2019 under which Wells Fargo Securities LLC will repurchase securities provided as collateral for $81,005,760 on 8/1/2019. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities maturing on 6/20/2049 and the market value of those underlying securities was $82,625,876.	81,000,000
	TOTAL REPURCHASE AGREEMENTS	46,954,082,337
	TOTAL INVESTMENT IN SECURITIES—100.3% (AT AMORTIZED COST)[3]	84,243,230,442
	OTHER ASSETS AND LIABILITIES - NET—(0.3)%[4]	(252,108,393)
	TOTAL NET ASSETS—100%	$83,991,122,049
1	Discount rate at time of purchase.
2	Floating/variable note with current rate and current maturity or next reset date shown.
3	Also represents cost for federal tax purposes.
4	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Note: The categories of investments are shown as a percentage of total net assets at July 31, 2019.
Annual Shareholder Report
15

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
In valuing the Fund's assets, as of July 31, 2019, all investments of the Fund are valued using amortized cost, which is a methodology utilizing Level 2 inputs.
The following acronym is used throughout this portfolio:
LIBOR	—London Interbank Offered Rate
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
16

Financial Highlights–Class R Shares1
(For a Share Outstanding Throughout Each Period)
	Year Ended July 31,			Period Ended 7/31/2016[2]
	2019	2018	2017
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.012	0.003	0.001	0.000[3]
Net realized gain	(0.000)[3]	0.000[3]	0.000[3]	0.000[3]
TOTAL FROM INVESTMENT OPERATIONS	0.012	0.003	0.001	0.000[3]
Less Distributions:
Distributions from net investment income	(0.012)	(0.003)	(0.001)	(0.000)[3]
Distributions from net realized gain	—	(0.000)[3]	(0.000)[3]	—
TOTAL DISTRIBUTIONS	(0.012)	(0.003)	(0.001)	(0.000)[3]
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00
Total Return[4]	1.23%	0.31%	0.01%	0.00%[5]
Ratios to Average Net Assets:
Net expenses	1.15%	1.11%	0.68%	0.42%[6]
Net investment income	1.21%	0.24%	0.01%	0.01%[6]
Expense waiver/reimbursement[7]	0.13%	0.17%	0.58%	0.85%[6]
Supplemental Data:
Net assets, end of period (000 omitted)	$3,307	$2,365	$5,259	$11
1	Effective August 1, 2019, the Class R Shares were re-designated as Select Shares.
2	Reflects operations for the period from February 1, 2016 (date of initial investment) to July 31, 2016.
3	Represents less than $0.001.
4	Based on net asset value. Total returns for periods of less than one year are not annualized.
5	Represents less than 0.01%.
6	Computed on an annualized basis.
7	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
17

Financial Highlights–Institutional Shares
(For a Share Outstanding Throughout Each Period)
Year Ended July 31	2019	2018	2017	2016	2015
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.021	0.013	0.001	0.001	0.000[1]
Net realized gain (loss)	(0.000)[1]	0.000[1]	0.000[1]	0.000[1]	0.000[1]
TOTAL FROM INVESTMENT OPERATIONS	0.021	0.013	0.001	0.001	0.000[1]
Less Distributions:
Distributions from net investment income	(0.021)	(0.013)	(0.001)	(0.001)	(0.000)[1]
Distributions from net realized gain	—	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]
TOTAL DISTRIBUTIONS	(0.021)	(0.013)	(0.001)	(0.001)	(0.000)[1]
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[2]	2.17%	1.26%	0.47%	0.13%	0.01%
Ratios to Average Net Assets:
Net expenses	0.19%	0.19%	0.18%	0.19%	0.11%
Net investment income	2.15%	1.24%	0.47%	0.13%	0.01%
Expense waiver/reimbursement[3]	0.14%	0.15%	0.16%	0.15%	0.18%
Supplemental Data:
Net assets, end of period (000 omitted)	$23,667,498	$23,308,693	$26,390,917	$23,378,298	$13,982,870
1	Represents less than $0.001.
2	Based on net asset value.
3	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
18

Financial Highlights–Service Shares
(For a Share Outstanding Throughout Each Period)
Year Ended July 31	2019	2018	2017	2016	2015
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.019	0.010	0.001	0.000[1]	0.000[1]
Net realized gain	(0.000)[1]	0.000[1]	0.000[1]	0.000[1]	0.000[1]
TOTAL FROM INVESTMENT OPERATIONS	0.019	0.010	0.001[1]	0.000[1]	0.000[1]
Less Distributions:
Distributions from net investment income	(0.019)	(0.010)	(0.001)	(0.000)[1]	(0.000)[1]
Distributions from net realized gain	—	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]
TOTAL DISTRIBUTIONS	(0.019)	(0.010)	(0.001)	(0.000)[1]	(0.000)[1]
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[2]	1.94%	1.03%	0.23%	0.01%	0.01%
Ratios to Average Net Assets:
Net expenses	0.42%	0.41%	0.42%	0.30%	0.11%
Net investment income	1.93%	1.02%	0.23%	0.01%	0.01%
Expense waiver/reimbursement[3]	0.13%	0.13%	0.15%	0.27%	0.43%
Supplemental Data:
Net assets, end of period (000 omitted)	$10,249,258	$7,828,028	$8,078,425	$7,620,524	$8,429,371
1	Represents less than $0.001.
2	Based on net asset value.
3	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
19

Financial Highlights–Administrative Shares
(For a Share Outstanding Throughout Each Period)
	Year Ended 7/31/2019	Period Ended 7/31/2018[1]
Net Asset Value, Beginning of Period	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.019	0.009
Net realized gain	(0.000)[2]	—
TOTAL FROM INVESTMENT OPERATIONS	0.019	0.009
Less Distributions:
Distributions from net investment income	(0.019)	(0.009)
Net Asset Value, End of Period	$1.00	$1.00
Total Return[3]	1.90%	0.91%
Ratios to Average Net Assets:
Net expenses	0.45%	0.45%[4]
Net investment income	1.97%	1.23%[4]
Expense waiver/reimbursement[5]	0.13%	0.15%[4]
Supplemental Data:
Net assets, end of period (000 omitted)	$176,438	$12,413
1	Reflects operations for the period from September 28, 2017 (date of initial investment) to July 31, 2018.
2	Represents less than $0.001.
3	Based on net asset value. Total returns for periods of less than one year are not annualized.
4	Computed on an annualized basis.
5	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
20

Financial Highlights–Cash II Shares
(For a Share Outstanding Throughout Each Period)
	Year Ended July 31,				Period Ended 7/31/2015[1]
	2019	2018	2017	2016
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.015	0.006	0.000[2]	0.000[2,3]	0.000[2]
Net realized gain	(0.000)[2]	(0.000)[2]	0.000[2]	0.000[2]	0.000[2]
TOTAL FROM INVESTMENT OPERATIONS	0.015	0.006	0.000[2]	0.000[2]	0.000[2]
Less Distributions:
Distributions from net investment income	(0.015)	(0.006)	(0.000)[2]	(0.000)[2]	(0.000)[2]
Distributions from net realized gain	—	(0.000)[2]	(0.000)[2]	—	—
TOTAL DISTRIBUTIONS	(0.015)	(0.006)	(0.000)[2]	(0.000)[2]	(0.000)[2]
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[4]	1.51%	0.60%	0.03%	0.01%	0.00%[5]
Ratios to Average Net Assets:
Net expenses	0.84%	0.84%	0.60%	0.39%	0.14%[6]
Net investment income	1.51%	0.60%	0.03%	0.01%	0.01%[6]
Expense waiver/reimbursement[7]	0.13%	0.13%	0.38%	0.58%	0.86%[6]
Supplemental Data:
Net assets, end of period (000 omitted)	$534,565	$494,899	$474,014	$610,317	$0[8]
1	Reflects operations for the period from June 2, 2015 (date of initial investment) to July 31, 2015.
2	Represents less than $0.001.
3	Per share numbers have been calculated using the average shares method.
4	Based on net asset value. Total returns for periods of less than one year are not annualized.
5	Represents less than 0.01%.
6	Computed on an annualized basis.
7	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
8	Represents less than $1,000.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
21

Financial Highlights–Cash Series Shares
(For a Share Outstanding Throughout Each Period)
	Year Ended July 31,				Period Ended 7/31/2015[1]
	2019	2018	2017	2016
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.013	0.004	0.000[2]	0.000[2]	0.000[2]
Net realized gain	(0.000)[2]	(0.000)[2]	0.000[2]	0.000[2]	0.000[2]
TOTAL FROM INVESTMENT OPERATIONS	0.013	0.004	0.000[2]	0.000[2]	0.000[2]
Less Distributions:
Distributions from net investment income	(0.013)	(0.004)	(0.000)[2]	(0.000)[2]	(0.000)[2]
Distributions from net realized gain	—	(0.000)[2]	(0.000)[2]	(0.000)[2]	—
TOTAL DISTRIBUTIONS	(0.013)	(0.004)	(0.000)[2]	(0.000)[2]	(0.000)[2]
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[3]	1.35%	0.39%	0.01%	0.01%	0.00%[4]
Ratios to Average Net Assets:
Net expenses	1.00%	1.05%	0.59%	0.32%	0.14%[5]
Net investment income	1.35%	0.31%	0.01%	0.01%	0.01%[5]
Expense waiver/reimbursement[6]	0.18%	0.18%	0.64%	0.92%	1.11%[5]
Supplemental Data:
Net assets, end of period (000 omitted)	$259,284	$96,724	$203,670	$350,278	$23,170
1	Reflects operations for the period from June 2, 2015 (date of initial investment) to July 31, 2015.
2	Represents less than $0.001.
3	Based on net asset value. Total returns for periods of less than one year are not annualized.
4	Represents less than 0.01%.
5	Computed on an annualized basis.
6	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
22

Financial Highlights–Capital Shares
(For a Share Outstanding Throughout Each Period)
Year Ended July 31	2019	2018	2017	2016	2015
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.020	0.011	0.001	0.001	0.000[1]
Net realized gain (loss)	(0.000)[1]	(0.000)[1]	0.000[1]	0.000[1]	0.000[1]
TOTAL FROM INVESTMENT OPERATIONS	0.020	0.011	0.001	0.001	0.000[1]
Less Distributions:
Distributions from net investment income	(0.020)	(0.011)	(0.001)	(0.001)	(0.000)[1]
Distributions from net realized gain	—	(0.000)[1]	(0.00)[1]	(0.000)[1]	(0.000)[1]
TOTAL DISTRIBUTIONS	(0.020)	(0.011)	(0.001)	(0.001)	(0.000)[1]
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[2]	2.05%	1.14%	0.36%	0.06%	0.01%
Ratios to Average Net Assets:
Net expenses	0.30%	0.30%	0.29%	0.25%	0.11%
Net investment income	2.04%	1.15%	0.38%	0.06%	0.01%
Expense waiver/reimbursement[3]	0.13%	0.13%	0.14%	0.18%	0.28%
Supplemental Data:
Net assets, end of period (000 omitted)	$3,399,696	$3,078,850	$2,568,978	$995,373	$773,154
1	Represents less than $0.001.
2	Based on net asset value.
3	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
23

Financial Highlights–Trust Shares
(For a Share Outstanding Throughout Each Period)
Year Ended July 31	2019	2018	2017	2016	2015
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.017	0.008	0.000[1]	0.000[1]	0.000[1]
Net realized gain	(0.000)[1]	0.000[1]	0.000[1]	0.000[1]	0.000[1]
TOTAL FROM INVESTMENT OPERATIONS	0.017	0.008	0.000[1]	0.000[1]	0.000[1]
Less Distributions:
Distributions from net investment income	(0.017)	(0.008)	(0.000)[1]	(0.000)[1]	(0.000)[1]
Distributions from net realized gain	—	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]
TOTAL DISTRIBUTIONS	(0.017)	(0.008)	(0.000)[1]	(0.000)[1]	(0.000)[1]
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[2]	1.67%	0.76%	0.09%	0.01%	0.01%
Ratios to Average Net Assets:
Net expenses	0.69%	0.68%	0.56%	0.30%	0.12%
Net investment income	1.71%	0.74%	0.09%	0.01%	0.01%
Expense waiver/reimbursement[3]	0.13%	0.13%	0.25%	0.54%	0.68%
Supplemental Data:
Net assets, end of period (000 omitted)	$2,472,153	$597,348	$1,255,471	$1,080,216	$927,475
1	Represents less than $0.001.
2	Based on net asset value.
3	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
24

Financial Highlights–Premier Shares
(For a Share Outstanding Throughout Each Period)
	Year Ended July 31,				Period Ended 7/31/2015[1]
	2019	2018	2017	2016
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.022	0.013	0.001	0.002	0.000[2]
Net realized gain (loss)	(0.000)[2]	(0.000)[2]	0.000[2]	0.000[2]	0.000[2]
TOTAL FROM INVESTMENT OPERATIONS	0.022	0.013	0.001	0.002	0.000[2]
Less Distributions:
Distributions from net investment income	(0.022)	(0.013)	(0.001)	(0.002)	(0.000)[2]
Distributions from net realized gain	—	(0.000)[2]	(0.000)[2]	(0.000)[2]	(0.000)[2]
TOTAL DISTRIBUTIONS	(0.022)	(0.013)	(0.001)	(0.002)	(0.000)[2]
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[3]	2.21%	1.29%	0.51%	0.16%	0.01%
Ratios to Average Net Assets:
Net expenses	0.15%	0.15%	0.14%	0.16%	0.14%[4]
Net investment income	2.20%	1.28%	0.52%	0.20%	0.01%[4]
Expense waiver/reimbursement[5]	0.13%	0.13%	0.14%	0.13%	0.16%[4]
Supplemental Data:
Net assets, end of period (000 omitted)	$42,873,211	$29,053,580	$27,271,620	$11,385,203	$1,863,335
1	Reflects operations for the period from January 6, 2015 (date of initial investment) to July 31, 2015.
2	Represents less than $0.001.
3	Based on net asset value. Total returns for periods of less than one year are not annualized.
4	Computed on an annualized basis.
5	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
25

Financial Highlights–Advisor Shares
(For a Share Outstanding Throughout Each Period)
Period Ended July 31	2019[1]
Net Asset Value, Beginning of Period	$1.00
Income From Investment Operations:
Net investment income	0.012
Net realized loss	(0.000)[2]
TOTAL FROM INVESTMENT OPERATIONS	0.012
Less Distributions:
Distributions from net investment income	(0.012)
Net Asset Value, End of Period	$1.00
Total Return[3]	1.24%
Ratios to Average Net Assets:
Net expenses	0.15%[4]
Net investment income	2.29%[4]
Expense waiver/reimbursement[5]	0.13%[4]
Supplemental Data:
Net assets, end of period (000 omitted)	$355,712
1	Reflects operations for the period from January 18, 2019 (date of initial investment) to July 31, 2019.
2	Represents less than $0.001.
3	Based on net asset value. Total returns for periods of less than one year are not annualized.
4	Computed on an annualized basis.
5	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
26

Statement of Assets and Liabilities
July 31, 2019
Assets:
Investment in repurchase agreements	$46,954,082,337
Investment in securities	37,289,148,105
Investment in securities, at amortized cost and fair value		$84,243,230,442
Income receivable		86,392,215
Receivable for shares sold		125,861,269
TOTAL ASSETS		84,455,483,926
Liabilities:
Payable for investments purchased	$291,600,000
Payable for shares redeemed	72,232,274
Bank overdraft	479,171
Income distribution payable	92,949,176
Payable for investment adviser fee (Note 5)	171,761
Payable for administrative fees (Note 5)	182,003
Payable for distribution services fee (Note 5)	846,281
Payable for other service fees (Notes 2 and 5)	4,286,556
Accrued expenses (Note 5)	1,614,655
TOTAL LIABILITIES		464,361,877
Net assets for 83,991,791,365 shares outstanding		$83,991,122,049
Net Assets Consist of:
Paid-in capital		$83,991,802,560
Total distributable earnings (loss)		(680,511)
TOTAL NET ASSETS		$83,991,122,049
Annual Shareholder Report
27

Statement of Assets and Liabilities–continued
Net Asset Value, Offering Price and Redemption Proceeds Per Share
Class R Shares:
$3,307,135 ÷ 3,307,161 shares outstanding, no par value, unlimited shares authorized	$1.00
Institutional Shares:
$23,667,498,411 ÷ 23,667,686,755 shares outstanding, no par value, unlimited shares authorized	$1.00
Service Shares:
$10,249,257,883 ÷ 10,249,339,635 shares outstanding, no par value, unlimited shares authorized	$1.00
Administrative Shares:
$176,438,212 ÷ 176,439,620 shares outstanding, no par value, unlimited shares authorized	$1.00
Cash II Shares:
$534,564,881 ÷ 534,569,141 shares outstanding, no par value, unlimited shares authorized	$1.00
Cash Series Shares:
$259,283,688 ÷ 259,285,755 shares outstanding, no par value, unlimited shares authorized	$1.00
Capital Shares:
$3,399,696,017 ÷ 3,399,723,113 shares outstanding, no par value, unlimited shares authorized	$1.00
Trust Shares:
$2,472,153,083 ÷ 2,472,172,804 shares outstanding, no par value, unlimited shares authorized	$1.00
Premier Shares:
$42,873,210,501 ÷ 42,873,552,360 shares oustanding, no par value, unlimited shares authorized	$1.00
Advisor Shares:
$355,712,238 ÷ 355,715,021 shares oustanding, no par value, unlimited shares authorized	$1.00
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
28

Statement of Operations
Year Ended July 31, 2019
Investment Income:
Interest			$1,722,303,816
Expenses:
Investment adviser fee (Note 5)		$146,662,184
Administrative fee (Note 5)		58,476,693
Custodian fees		2,377,803
Transfer agent fee (Note 2)		3,331,201
Directors'/Trustees' fees (Note 5)		521,791
Auditing fees		25,110
Legal fees		12,147
Portfolio accounting fees		316,158
Distribution services fee (Note 5)		7,575,613
Other service fees (Notes 2 and 5)		45,736,833
Share registration costs		658,966
Printing and postage		612,337
Miscellaneous (Note 5)		378,097
TOTAL EXPENSES		266,684,933
Waivers and Reimbursements:
Waiver of investment adviser fee (Note 5)	$(97,169,413)
Waiver/reimbursements of other operating expenses (Notes 2 and 5)	(2,412,580)
TOTAL WAIVERS AND REIMBURSEMENTS		(99,581,993)
Net expenses			167,102,940
Net investment income			1,555,200,876
Net realized loss on investments			(703,869)
Change in net assets resulting from operations			$1,554,497,007
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
29

Statement of Changes in Net Assets
Year Ended July 31	2019	2018
Increase (Decrease) in Net Assets
Operations:
Net investment income	$1,555,200,876	$859,226,091
Net realized gain (loss)	(703,869)	12,418
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	1,554,497,007	859,238,509
Distributions to Shareholders (Note 2):
Class R Shares	(51,239)	(7,671)
Institutional Shares	(503,416,091)	(314,292,344)
Service Shares	(180,538,168)	(82,794,983)
Administrative Shares	(1,402,399)	(20,100)
Cash II Shares	(7,780,479)	(2,948,825)
Cash Series Shares	(2,844,512)	(390,509)
Capital Shares	(66,418,120)	(34,454,673)
Trust Shares	(29,367,328)	(4,484,682)
Premier Shares	(762,192,726)	(419,785,437)
Advisor Shares	(1,275,830)	—
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(1,555,286,892)	(859,179,224)
Share Transactions:
Proceeds from sale of shares	529,508,082,280	477,828,306,518
Net asset value of shares issued to shareholders in payment of distributions declared	574,052,333	304,717,264
Cost of shares redeemed	(510,563,122,455)	(479,908,535,286)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	19,519,012,158	(1,775,511,504)
Change in net assets	19,518,222,273	(1,775,452,219)
Net Assets:
Beginning of period	64,472,899,776	66,248,351,995
End of period	$83,991,122,049	$64,472,899,776
See Notes which are an integral part of the Financial Statements
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Notes to Financial Statements
July 31, 2019
1. ORGANIZATION
Money Market Obligations Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of 20 portfolios. The financial statements included herein are only those of Federated Government Obligations Fund (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers ten classes of shares: Class R Shares, Institutional Shares, Service Shares, Administrative Shares, Cash II Shares, Cash Series Shares, Capital Shares, Trust Shares, Premier Shares and Advisor Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The investment objective of the Fund is to provide current income consistent with stability of principal.
The Fund operates as a government money market fund. As a government money market fund, the Fund: (1) invests at least 99.5% of its total assets in: (i) cash; (ii) securities issued or guaranteed by the United States or certain U.S. government agencies or instrumentalities; and/or (iii) repurchase agreements that are collateralized fully; (2) generally continues to use amortized cost to value its portfolio securities and transact at a stable $1.00 net asset value (NAV); and (3) has elected not to be subject to the liquidity fees and gates requirement at this time as permitted by Rule 2a-7 under the Act.
Effective January 18, 2019, the Fund began offering Advisor Shares.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
Securities are valued at amortized cost. Under the amortized cost valuation method, an investment is valued initially at its cost as determined in accordance with GAAP. The Fund then adjusts the amount of interest income accrued each day over the term of the investment to account for any difference between the initial cost of the investment and the amount payable at its maturity. If amortized cost is determined not to approximate fair value, the value of the portfolio securities will be determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share.
The Board of Trustees (the “Trustees”) have ultimate responsibility for determining the fair value of investments. The Trustees have appointed a valuation committee (“Valuation Committee”) comprised of officers of the Fund, Federated Investment Management Company (the “Adviser”) and certain of the Adviser's affiliated companies to assist in determining fair value of securities and in overseeing the comparison of amortized cost to market-based value. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of monitoring the relationship of market-based value and amortized cost. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs and assumptions), and review of price challenges by
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the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Repurchase Agreements
The Fund may invest in repurchase agreements for short-term liquidity purposes. It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.
The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.
The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund's Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.
Repurchase agreements are subject to Master Netting Agreements which are agreements between the Fund and its counterparties that provide for the net settlement of all transactions and collateral with the Fund, through a single payment, in the event of default or termination. Amounts presented on the Portfolio of Investments and Statement of Assets and Liabilities are not net settlement amounts but gross. As indicated above, the cash or securities to be repurchased, as shown on the Portfolio of Investments, exceeds the repurchase price to be paid under the agreement reducing the net settlement amount to zero.
Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income are declared daily and paid monthly.
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Amortization/accretion of premium and discount is included in investment income. Investment income, realized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that select classes will bear certain expenses unique to those classes. The detail of the total fund expense waivers and reimbursements of $99,581,993 is disclosed in various locations in this Note 2 and Note 5. For the year ended July 31, 2019, transfer agent fees for the Fund were as follows:
	Transfer Agent Fees Incurred	Transfer Agent Fees Reimbursed
Class R Shares	$10,248	$—
Institutional Shares	236,590	—
Service Shares	1,575,475	—
Administrative Shares	697	—
Cash II Shares	432,950	—
Cash Series Shares	93,731	—
Capital Shares	31,921	—
Trust Shares	608,910	—
Premier Shares	340,105	(345)
Advisor Shares	574	—
TOTAL	$3,331,201	$(345)
Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses. The distributions disclosed on the Statement of Changes in Net Assets for the year ended July 31, 2018, were from the following sources:
Net Investment Income
Class R Shares	$7,655
Institutional Shares	314,209,547
Service Shares	82,770,042
Administrative Shares	20,100
Cash II Shares	2,947,340
Cash Series Shares	389,881
Capital Shares	34,446,244
Trust Shares	4,481,023
Premier Shares	419,695,781
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Net Realized Gain
Class R Shares	$16
Institutional Shares	82,797
Service Shares	24,941
Administrative Shares	0[1]
Cash II Shares	1,485
Cash Series Shares	628
Capital Shares	8,429
Trust Shares	3,659
Premier Shares	89,656
1	Represents less than $1.
Undistributed net investment income as of July 31, 2018 was $107,028.
Other Service Fees
The Fund may pay other service fees up to 0.25% of the average daily net assets of the Fund's Class R Shares, Institutional Shares, Service Shares, Administrative Shares, Cash II Shares, Cash Series Shares, Capital Shares, Trust Shares, Premier Shares and Advisor Shares to unaffiliated financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described on the Expense Limitation note, FSSC may voluntarily reimburse the Fund for other service fees. This waiver can be modified or terminated at any time. For the year ended July 31, 2019, other service fees for the Fund were as follows:
	Other Service Fees Incurred	Other Service Fees Reimbursed
Class R Shares	$10,123	$—
Institutional Shares	11,354,210	(2,306,856)
Service Shares	23,327,414	—
Administrative Shares	35,575	—
Cash II Shares	1,291,918	—
Cash Series Shares	526,899	—
Capital Shares	4,886,726	—
Trust Shares	4,303,968	—
TOTAL	$45,736,833	$(2,306,856)
For the year ended July 31, 2019, the Fund's Premier Shares and Advisor Shares did not incur other service fees; however they may begin to incur this fee upon approval of the Trustees.
Federal Taxes
It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the “Code”) and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the year ended July 31, 2019, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of July 31, 2019, tax years 2016 through 2019 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.
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When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated. The Fund applies investment company accounting and reporting guidance.
3. SHARES OF BENEFICIAL INTEREST
The following tables summarize share activity:
Year Ended July 31	2019		2018
Class R Shares[1]:	Shares	Amount	Shares	Amount
Shares sold	4,818,821	$4,818,821	3,992,665	$3,992,665
Shares issued to shareholders in payment of distributions declared	50,800	50,800	7,612	7,612
Shares redeemed	(3,927,475)	(3,927,475)	(6,893,943)	(6,893,943)
NET CHANGE RESULTING FROM CLASS R SHARE TRANSACTIONS	942,146	$942,146	(2,893,666)	$(2,893,666)

Year Ended July 31	2019		2018
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	166,014,377,662	$166,014,377,662	168,908,223,922	$168,908,223,922
Shares issued to shareholders in payment of distributions declared	149,805,547	149,805,547	107,212,921	107,212,921
Shares redeemed	(165,805,145,488)	(165,805,145,488)	(172,097,680,018)	(172,097,680,018)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	359,037,721	$359,037,721	(3,082,243,175)	$(3,082,243,175)
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Year Ended July 31	2019		2018
Service Shares:	Shares	Amount	Shares	Amount
Shares sold	31,772,505,345	$31,772,505,345	25,002,055,882	$25,002,055,882
Shares issued to shareholders in payment of distributions declared	70,803,625	70,803,625	28,706,170	28,706,170
Shares redeemed	(29,421,983,010)	(29,421,983,010)	(25,281,165,712)	$(25,281,165,712)
NET CHANGE RESULTING FROM SERVICE SHARE TRANSACTIONS	2,421,325,960	$2,421,325,960	(250,403,660)	(250,403,660)

Year Ended July 31	2019		2018
Administrative Shares:	Shares	Amount	Shares	Amount
Shares sold	324,810,429	$324,810,429	23,798,674	$23,798,674
Shares redeemed	(160,783,863)	(160,783,863)	(11,385,620)	(11,385,620)
NET CHANGE RESULTING FROM ADMINISTRATIVE SHARE TRANSACTIONS	164,026,566	$164,026,566	12,413,054	$12,413,054

Year Ended July 31	2019		2018
Cash II Shares:	Shares	Amount	Shares	Amount
Shares sold	1,166,455,788	$1,166,455,788	1,152,339,587	$1,152,339,587
Shares issued to shareholders in payment of distributions declared	7,720,043	7,720,043	2,932,080	2,932,080
Shares redeemed	(1,134,504,643)	(1,134,504,643)	(1,134,386,855)	(1,134,386,855)
NET CHANGE RESULTING FROM CASH II SHARE TRANSACTIONS	39,671,188	$39,671,188	20,884,812	$20,884,812
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Year Ended July 31	2019		2018
Cash Series Shares:	Shares	Amount	Shares	Amount
Shares sold	1,544,423,795	$1,544,423,795	295,149,872	$295,149,872
Shares issued to shareholders in payment of distributions declared	2,832,618	2,832,618	388,022	388,022
Shares redeemed	(1,384,694,728)	(1,384,694,728)	(402,483,471)	(402,483,471)
NET CHANGE RESULTING FROM CASH SERIES SHARE TRANSACTIONS	162,561,685	$162,561,685	(106,945,577)	$(106,945,577)

Year Ended July 31	2019		2018
Capital Shares:	Shares	Amount	Shares	Amount
Shares sold	10,819,267,037	$10,819,267,037	11,361,819,709	$11,361,819,709
Shares issued to shareholders in payment of distributions declared	40,865,415	40,865,415	20,917,172	20,917,172
Shares redeemed	(10,539,253,111)	(10,539,253,111)	(10,872,868,513)	(10,872,868,513)
NET CHANGE RESULTING FROM CAPITAL SHARE TRANSACTIONS	320,879,341	$320,879,341	509,868,368	$509,868,368

Year Ended July 31	2019		2018
Trust Shares:	Shares	Amount	Shares	Amount
Shares sold	4,261,502,788	$4,261,502,788	1,436,716,321	$1,436,716,321
Shares issued to shareholders in payment of distributions declared	23,495,358	23,495,358	2,163,640	2,163,640
Shares redeemed	(2,410,171,983)	(2,410,171,983)	(2,097,003,321)	(2,097,003,321)
NET CHANGE RESULTING FROM TRUST SHARE TRANSACTIONS	1,874,826,163	$1,874,826,163	(658,123,360)	$(658,123,360)
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Year Ended July 31	2019		2018
Premier Shares:	Shares	Amount	Shares	Amount
Shares sold	313,157,554,587	$313,157,554,587	269,644,209,886	$269,644,209,886
Shares issued to shareholders in payment of distributions declared	277,203,121	277,203,121	142,389,647	142,389,647
Shares redeemed	(299,614,731,341)	(299,614,731,341)	(268,004,667,833)	(268,004,667,833)
NET CHANGE RESULTING FROM PREMIER SHARES TRANSACTIONS	13,820,026,367	$13,820,026,367	1,781,931,700	$1,781,931,700

	Period Ended 7/31/2019[2]		Year Ended 7/31/2018
Advisor Shares:	Shares	Amount	Shares	Amount
Shares sold	442,366,028	$442,366,028	—	$—
Shares issued to shareholders in payment of distributions declared	1,275,806	1,275,806	—	—
Shares redeemed	(87,926,813)	(87,926,813)	—	—
NET CHANGE RESULTING FROM ADVISOR SHARE TRANSACTIONS	355,715,021	$355,715,021	—	$—
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	19,519,012,158	$19,519,012,158	(1,775,511,504)	$(1,775,511,504)
1	Effective August 1, 2019, the Class R Shares were re-designated as Select Shares.
2	Reflects operations for the period from January 18, 2019 to July 31, 2019.
4. FEDERAL TAX INFORMATION
The tax character of distributions as reported on the Statement of Changes in Net Assets for the years ended July 31, 2019 and 2018, was as follows:
	2019	2018
Ordinary income[1]	$1,555,286,892	$859,176,109
Long-Term Capital Gains	$—	$3,115
1	For tax purposes, short-term capital gain distributions are considered ordinary income distributions.
As of July 31, 2019, the components of distributable earnings on a tax-basis were as follows:
Undistributed ordinary income[2]	$23,358
Capital loss carryforwards	$(703,869)
2	For tax purposes, short-term capital gains are considered ordinary income in determining distributable earnings.
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At July 31, 2019, the Fund had a capital loss carryforward of $703,869 which will reduce the Fund's taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code, thereby reducing the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, a net capital loss incurred in taxable years beginning after December 22, 2010, retains its character as either short-term or long-term and does not expire. All of the Fund's capital loss carryforwards were incurred in taxable years after December 22, 2010.
The following schedule summarizes the Fund's capital loss carryforwards:
Short-Term	Long-Term	Total
$703,869	$—	$703,869
5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The advisory agreement between the Fund and the Fund's Adviser provides for an annual fee equal to 0.20% of the Fund's average daily net assets. Subject to the terms described in the Expense Limitation note, the Fund's Adviser may voluntarily choose to waive any portion of its fee. For the year ended July 31, 2019, the Fund's Adviser voluntarily waived $97,169,413 of its fee and reimbursed $345 of transfer agent fees.
Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. For purposes of determining the appropriate rate breakpoint, “Investment Complex” is defined as all of the Federated Funds subject to a fee under the Administrative Services Agreement. The fee paid to FAS is based on the average daily net assets of the Investment Complex as specified below:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.100%	on assets up to $50 billion
0.075%	on assets over $50 billion
Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the year ended July 31, 2019, the annualized fee paid to FAS was 0.080% of average daily net assets of the Fund.
In addition, FAS may charge certain out-of-pocket expenses to the Fund.
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Distribution Services Fee
The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's Class R, Administrative Shares, Cash II Shares, Cash Series Shares and Trust Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at the following percentages of average daily net assets annually, to compensate FSC:
Percentage of Average Daily Net Assets of Class
Class R Shares	0.50%
Administrative Shares	0.25%
Cash II Shares	0.35%
Cash Series Shares	0.60%
Trust Shares	0.25%
Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee. For the year ended July 31, 2019, distribution services fees for the Fund were as follows:
	Distribution Services Fees Incurred	Distribution Services Fees Waived
Class R Shares	$20,416	$—
Administrative Shares	177,986	—
Cash II Shares	1,808,685	—
Cash Series Shares	1,264,558	(105,379)
Trust Shares	4,303,968	—
TOTAL	$7,575,613	$(105,379)
When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the year ended July 31, 2019, FSC retained $326,434 fees paid by the Fund.
Other Service Fees
For the year ended July 31, 2019, FSSC received $120,241 and reimbursed $2,306,856 of the other service fees disclosed in Note 2.
Expense Limitation
Due to the possibility of changes in market conditions and other factors, there can be no assurance that the level of waivers/reimbursement/reduction of Fund expenses reflected in the financial highlights will be maintained in the future. However, the Fund's Adviser and certain of its affiliates (which may include FSC, FAS and FSSC) on their own initiative have agreed to waive certain amounts of their respective fees and/or reimburse expenses. Effective August 1, 2019, total annual fund operating expenses (as shown in the financial highlights, excluding interest expense, extraordinary expenses and proxy-related expenses paid by the Fund, if any) paid by the Fund's Select Shares (formerly, Class R Shares), Institutional Shares, Service Shares, Administrative Shares, Cash II Shares, Cash Series Shares, Capital Shares, Trust Shares, Premier Shares and Advisor Shares and (after the voluntary waivers and/or reimbursements) will not exceed 0.17%, 0.20%, 0.45%, 0.45%, 0.85%, 1.05%, 0.30%, 0.70%, 0.15% and 0.15% (the “Fee Limit”), respectively, up to but not including the later of (the “Termination Date”): (a) October 1, 2020; or (b) the date of the Fund's next effective
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Prospectus. While the Fund's Adviser and its applicable affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.
Directors'/Trustees' and Miscellaneous Fees
Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Directors'/Trustees' fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Fund's Adviser which in due course are reimbursed by the Fund. These expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses may be included in Accrued and Miscellaneous Expenses on the Statement of Assets and Liabilities and Statement of Operations, respectively.
6. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of July 31, 2019, there were no outstanding loans. During the year ended July 31, 2019, the program was not utilized.
7. FEDERAL TAX INFORMATION (UNAUDITED)
For the fiscal year ended July 31, 2019, 100.00% of dividends paid by the Fund are interest-related dividends, as provided by the American Jobs Creation Act of 2004.
8. Subsequent Event
Effective August 1, 2019, the Class R Shares were redesignated as Select Shares.
On May 16, 2019, the Trustees approved the reorganization of PNC Government Money Market Fund, a portfolio of the PNC Funds, into the Fund. The reorganization is expected to occur in the fourth quarter of 2019, pending approval by the shareholders of the PNC fund.
Additionally, if the reorganization is approved, the “Termination Date” for the Fund's Select Shares, Service Shares and Capital Shares stated under Expense Limitation in the “Investment Adviser Fee and Other Transactions with Affiliates” note shall be extended up to but not including, the later of: (a) December 1, 2020 or (b) the first day of the month following the one year anniversary of the closing date of the reorganization.
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Report of Independent Registered Public Accounting Firm
To The Board of Trustees of the Money Market Obligations Trust and Shareholders of Federated Government Obligations Fund:
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of the Federated Government Obligations Fund (the “Fund”), a portfolio of Money Market Obligations Trust, as of July 31, 2019, the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two year period then ended, and the related notes (collectively, the “financial statements”) and the financial highlights for each of the years or periods in the five year period then ended. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of July 31, 2019, the results of its operations for the year then ended, the changes in its net assets for each of the years in the two year period then ended, and the financial highlights for each of the years or periods in the five year period then ended, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
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We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Such procedures also included confirmation of securities owned as of July 31, 2019 by correspondence with the custodian and brokers, or by other appropriate auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. We believe that our audits provide a reasonable basis for our opinion.
We have served as the auditor of one or more of Federated Investors'- investment companies since 2006.
Boston, Massachusetts
September 23, 2019
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Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or other service fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from February 1, 2019 to July 31, 2019.
ACTUAL EXPENSES
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
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Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.
	Beginning Account Value 2/1/2019	Ending Account Value 7/31/2019	Expenses Paid During Period[1]
Actual:
Class R Shares	$1,000	$1,006.50	$5.72[2]
Institutional Shares	$1,000	$1,011.30	$0.95
Service Shares	$1,000	$1,010.20	$2.09
Administrative Shares	$1,000	$1,010.00	$2.24
Cash II Shares	$1,000	$1,008.10	$4.18
Cash Series Shares	$1,000	$1,007.30	$4.98
Capital Shares	$1,000	$1,010.70	$1.50
Trust Shares	$1,000	$1,008.80	$3.44
Premier Shares	$1,000	$1,011.50	$0.75
Advisor Shares	$1,000	$1011.50	$0.75
Hypothetical (assuming a 5% return before expenses):
Class R Shares	$1,000	$1,019.10	$5.76[2]
Institutional Shares	$1,000	$1,023.90	$0.95
Service Shares	$1,000	$1,022.70	$2.11
Administrative Shares	$1,000	$1,022.60	$2.26
Cash II Shares	$1,000	$1,020.60	$4.21
Cash Series Shares	$1,000	$1,019.80	$5.01
Capital Shares	$1,000	$1,023.30	$1.51
Trust Shares	$1,000	$1,021.40	$3.46
Premier Shares	$1,000	$1,024.10	$0.75
Advisor Shares	$1,000	$1024.10	$0.75
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1	Expenses are equal to the Fund's annualized net expense ratios, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half-year period). The annualized net expense ratios are as follows:

Class R Shares	1.15%
Institutional Shares	0.19%
Service Shares	0.42%
Administrative Shares	0.45%
Cash II Shares	0.84%
Cash Series Shares	1.00%
Capital Shares	0.30%
Trust Shares	0.69%
Premier Shares	0.15%
Advisor Shares	0.15%
2	Actual and Hypothetical expenses paid during the period utilizing the Fund's Select Shares (formerly, Class R Shares) current Fee Limit of 0.17% (as reflected in the Notes to Financial Statements, Note 5 under Expense Limitation), multiplied by the average account value over the period, multiplied by 181/365 (to reflect expenses paid as if they had been in effect throughout the most recent one-half-year period) would be $0.85 and $0.85, respectively.
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Board of Trustees and Trust Officers
The Board of Trustees is responsible for managing the Trust's business affairs and for exercising all the Trust's powers except those reserved for the shareholders. The following tables give information about each Trustee and the senior officers of the Fund. Where required, the tables separately list Trustees who are “interested persons” of the Fund (i.e., “Interested” Trustees) and those who are not (i.e., “Independent” Trustees). Unless otherwise noted, the address of each person listed is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA 15222. The address of all Independent Trustees listed is 4000 Ericsson Drive, Warrendale, PA 15086-7561; Attention: Mutual Fund Board. As of December 31, 2018, the Trust comprised 20 portfolio(s), and the Federated Fund Family consisted of 40 investment companies (comprising 102 portfolios). Unless otherwise noted, each Officer is elected annually. Unless otherwise noted, each Trustee oversees all portfolios in the Federated Fund Family and serves for an indefinite term. The Fund's Statement of Additional Information includes additional information about Trust Trustees and is available, without charge and upon request, by calling 1-800-341-7400.
Interested TRUSTEES Background
Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
J. Christopher Donahue* Birth Date: April 11, 1949 President and Trustee Indefinite Term Began serving: April 1989	Principal Occupations: Principal Executive Officer and President of certain of the Funds in the Federated Fund Family; Director or Trustee of the Funds in the Federated Fund Family; President, Chief Executive Officer and Director, Federated Investors, Inc.; Chairman and Trustee, Federated Investment Management Company; Trustee, Federated Investment Counseling; Chairman and Director, Federated Global Investment Management Corp.; Chairman and Trustee, Federated Equity Management Company of Pennsylvania; Trustee, Federated Shareholder Services Company; Director, Federated Services Company.
Previous Positions: President, Federated Investment Counseling; President and Chief Executive Officer, Federated Investment Management Company, Federated Global Investment Management Corp. and Passport Research, Ltd; Chairman, Passport Research, Ltd.
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Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
Thomas R. Donahue* Birth Date: October 20, 1958 Trustee Indefinite Term Began serving: May 2016	Principal Occupations: Director or Trustee of certain of the funds in the Federated Fund Family; Chief Financial Officer, Treasurer, Vice President and Assistant Secretary, Federated Investors, Inc.; Chairman and Trustee, Federated Administrative Services; Chairman and Director, Federated Administrative Services, Inc.; Trustee and Treasurer, Federated Advisory Services Company; Director or Trustee and Treasurer, Federated Equity Management Company of Pennsylvania, Federated Global Investment Management Corp., Federated Investment Counseling, and Federated Investment Management Company; Director, MDTA LLC; Director, Executive Vice President and Assistant Secretary, Federated Securities Corp.; Director or Trustee and Chairman, Federated Services Company and Federated Shareholder Services Company; and Director and President, FII Holdings, Inc.
Previous Positions: Director, Federated Investors, Inc.; Assistant Secretary, Federated Investment Management Company, Federated Global Investment Management Company and Passport Research, LTD; Treasurer, Passport Research, LTD; Executive Vice President, Federated Securities Corp.; and Treasurer, FII Holdings, Inc.
*	Family relationships and reasons for “interested” status: J. Christopher Donahue and Thomas R. Donahue are brothers. Both are “interested” due to their beneficial ownership of shares of Federated Investors, Inc. and the positions they hold with Federated and its subsidiaries.
INDEPENDENT TRUSTEES Background
Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
John T. Collins Birth Date: January 24, 1947 Trustee Indefinite Term Began serving: September 2013	Principal Occupations: Director or Trustee of the Federated Fund Family; formerly, Chairman and CEO, The Collins Group, Inc. (a private equity firm) (Retired).
Other Directorships Held: Director, Chairman of the Compensation Committee, KLX Energy Services Holdings, Inc. (oilfield services); former Director of KLX Corp. (aerospace).
Qualifications: Mr. Collins has served in several business and financial management roles and directorship positions throughout his career. Mr. Collins previously served as Chairman and CEO of The Collins Group, Inc. (a private equity firm) and as a Director of KLX Corp. Mr. Collins serves as Chairman Emeriti, Bentley University. Mr. Collins previously served as Director and Audit Committee Member, Bank of America Corp.; Director, FleetBoston Financial Corp.; and Director, Beth Israel Deaconess Medical Center (Harvard University Affiliate Hospital).
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Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
G. Thomas Hough Birth Date: February 28, 1955 Trustee Indefinite Term Began serving: August 2015	Principal Occupations: Director or Trustee of the Federated Fund Family; formerly, Vice Chair, Ernst & Young LLP (public accounting firm) (Retired).
Other Directorships Held: Director, Member of Governance and Compensation Committees, Publix Super Markets, Inc.; Director, Chair of the Audit Committee, Equifax, Inc.; Director, Member of the Audit Committee, Haverty Furniture Companies, Inc.
Qualifications: Mr. Hough has served in accounting, business management and directorship positions throughout his career. Mr. Hough most recently held the position of Americas Vice Chair of Assurance with Ernst & Young LLP (public accounting firm). Mr. Hough serves on the President's Cabinet and Business School Board of Visitors for the University of Alabama and is on the Business School Board of Visitors for Wake Forest University. Mr. Hough previously served as an Executive Committee member of the United States Golf Association.
Maureen Lally-Green Birth Date: July 5, 1949 Trustee Indefinite Term Began serving: August 2009	Principal Occupations: Director or Trustee of the Federated Fund Family; Adjunct Professor of Law, Duquesne University School of Law; formerly, Dean of the Duquesne University School of Law and Professor of Law and Interim Dean of the Duquesne University School of Law; formerly, Associate General Secretary and Director, Office of Church Relations, Diocese of Pittsburgh.
Other Directorships Held: Director, CNX Resources Corporation (formerly known as CONSOL Energy Inc.).
Qualifications: Judge Lally-Green has served in various legal and business roles and directorship positions throughout her career. Judge Lally-Green previously held the position of Dean of the School of Law of Duquesne University (as well as Interim Dean). Judge Lally-Green previously served as a member of the Superior Court of Pennsylvania and as a Professor of Law, Duquesne University School of Law. Judge Lally-Green also currently holds the positions on not for profit or for profit boards of directors as follows: Director and Chair, UPMC Mercy Hospital; Director and Vice Chair, Our Campaign for the Church Alive!, Inc.; Regent, Saint Vincent Seminary; Member, Pennsylvania State Board of Education (public); and Director CNX Resources Corporation (formerly known as CONSOL Energy Inc.). Judge Lally-Green has held the positions of: Director, Auberle; Director, Epilepsy Foundation of Western and Central Pennsylvania; Director, Ireland Institute of Pittsburgh; Director, Saint Thomas More Society; Director and Chair, Catholic High Schools of the Diocese of Pittsburgh, Inc.; Director, Pennsylvania Bar Institute; Director, St. Vincent College; and Director and Chair, North Catholic High School, Inc.
Charles F. Mansfield, Jr. Birth Date: April 10, 1945 Trustee Indefinite Term Began serving: January 1999	Principal Occupations: Director or Trustee of the Federated Fund Family; Management Consultant and Author.
Other Directorships Held: None.
Qualifications: Mr. Mansfield has served as a Marine Corps officer and in several banking, business management, educational roles and directorship positions throughout his long career. He remains active as a Management Consultant and Author.
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Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
Thomas M. O'Neill Birth Date: June 14, 1951 Trustee Indefinite Term Began serving: August 2006	Principal Occupations: Director or Trustee, Chair of the Audit Committee of the Federated Fund Family; Sole Proprietor, Navigator Management Company (investment and strategic consulting).
Other Directorships Held: None.
Qualifications: Mr. O'Neill has served in several business, mutual fund and financial management roles and directorship positions throughout his career. Mr. O'Neill serves as Director, Medicines for Humanity and Director, The Golisano Children's Museum of Naples, Florida. Mr. O'Neill previously served as Chief Executive Officer and President, Managing Director and Chief Investment Officer, Fleet Investment Advisors; President and Chief Executive Officer, Aeltus Investment Management, Inc.; General Partner, Hellman, Jordan Management Co., Boston, MA; Chief Investment Officer, The Putnam Companies, Boston, MA; Credit Analyst and Lending Officer, Fleet Bank; Director and Consultant, EZE Castle Software (investment order management software); and Director, Midway Pacific (lumber).
P. Jerome Richey Birth Date: February 23, 1949 Trustee Indefinite Term Began serving: September 2013	Principal Occupations: Director or Trustee of the Federated Fund Family; Management Consultant; Retired; formerly, Senior Vice Chancellor and Chief Legal Officer, University of Pittsburgh and Executive Vice President and Chief Legal Officer, CNX Resources Corporation (formerly known as CONSOL Energy Inc.).
Other Directorships Held: None.
Qualifications: Mr. Richey has served in several business and legal management roles and directorship positions throughout his career. Mr. Richey most recently held the positions of Senior Vice Chancellor and Chief Legal Officer, University of Pittsburgh. Mr. Richey previously served as Chairman of the Board, Epilepsy Foundation of Western Pennsylvania and Chairman of the Board, World Affairs Council of Pittsburgh. Mr. Richey previously served as Chief Legal Officer and Executive Vice President, CNX Resources Corporation (formerly known as CONSOL Energy Inc.); and Board Member, Ethics Counsel and Shareholder, Buchanan Ingersoll & Rooney PC (a law firm).
John S. Walsh Birth Date: November 28, 1957 Trustee Indefinite Term Began serving: January 1999	Principal Occupations: Director or Trustee, and Chair of the Board of Directors or Trustees, of the Federated Fund Family; President and Director, Heat Wagon, Inc. (manufacturer of construction temporary heaters); President and Director, Manufacturers Products, Inc. (distributor of portable construction heaters); President, Portable Heater Parts, a division of Manufacturers Products, Inc.
Other Directorships Held: None.
Qualifications: Mr. Walsh has served in several business management roles and directorship positions throughout his career. Mr. Walsh previously served as Vice President, Walsh & Kelly, Inc. (paving contractors).
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OFFICERS
Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
Lori A. Hensler Birth Date: January 6, 1967 TREASURER Officer since: April 2013	Principal Occupations: Principal Financial Officer and Treasurer of the Federated Fund Family; Senior Vice President, Federated Administrative Services; Financial and Operations Principal for Federated Securities Corp. and Edgewood Services, Inc.; and Assistant Treasurer, Federated Investors Trust Company. Ms. Hensler has received the Certified Public Accountant designation.
Previous Positions: Controller of Federated Investors, Inc.; Senior Vice President and Assistant Treasurer, Federated Investors Management Company; Treasurer, Federated Investors Trust Company; Assistant Treasurer, Federated Administrative Services, Federated Administrative Services, Inc., Federated Securities Corp., Edgewood Services, Inc., Federated Advisory Services Company, Federated Equity Management Company of Pennsylvania, Federated Global Investment Management Corp., Federated Investment Counseling, Federated Investment Management Company, Passport Research, Ltd., and Federated MDTA, LLC; Financial and Operations Principal for Federated Securities Corp., Edgewood Services, Inc. and Southpointe Distribution Services, Inc.
Peter J. Germain Birth Date: September 3, 1959 CHIEF LEGAL OFFICER, SECRETARY and EXECUTIVE VICE PRESIDENT Officer since: January 2005	Principal Occupations: Mr. Germain is Chief Legal Officer, Secretary and Executive Vice President of the Federated Fund Family. He is General Counsel, Chief Legal Officer, Secretary and Executive Vice President, Federated Investors, Inc.; Trustee and Senior Vice President, Federated Investors Management Company; Trustee and President, Federated Administrative Services; Director and President, Federated Administrative Services, Inc.; Director and Vice President, Federated Securities Corp.; Director and Secretary, Federated Private Asset Management, Inc.; Secretary, Federated Shareholder Services Company; and Secretary, Retirement Plan Service Company of America. Mr. Germain joined Federated in 1984 and is a member of the Pennsylvania Bar Association.
Previous Positions: Deputy General Counsel, Special Counsel, Managing Director of Mutual Fund Services, Federated Investors, Inc.; Senior Vice President, Federated Services Company; and Senior Corporate Counsel, Federated Investors, Inc.
Stephen Van Meter Birth Date: June 5, 1975 CHIEF COMPLIANCE OFFICER AND SENIOR VICE PRESIDENT Officer since: July 2015	Principal Occupations: Senior Vice President and Chief Compliance Officer of the Federated Fund Family; Vice President and Chief Compliance Officer of Federated Investors, Inc. and Chief Compliance Officer of certain of its subsidiaries. Mr. Van Meter joined Federated in October 2011. He holds FINRA licenses under Series 3, 7, 24 and 66.
Previous Positions: Mr. Van Meter previously held the position of Compliance Operating Officer, Federated Investors, Inc. Prior to joining Federated, Mr. Van Meter served at the United States Securities and Exchange Commission in the positions of Senior Counsel, Office of Chief Counsel, Division of Investment Management and Senior Counsel, Division of Enforcement.
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Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
Deborah A. Cunningham Birth Date: September 15, 1959 CHIEF INVESTMENT OFFICER Officer since: May 2004 Portfolio Manager since: January 1994	Principal Occupations: Deborah A. Cunningham has been the Fund's Portfolio Manager since January 1994. Ms. Cunningham was named Chief Investment Officer of Federated's money market products in 2004. She joined Federated in 1981 and has been a Senior Portfolio Manager since 1997 and an Executive Vice President of the Fund's Adviser since 2009. Ms. Cunningham has received the Chartered Financial Analyst designation and holds an M.S.B.A. in Finance from Robert Morris College.

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Evaluation and Approval of Advisory Contract–May 2019
Federated Government Obligations Fund (the “Fund”)
At its meetings in May 2019, the Fund's Board of Trustees (the “Board”), including a majority of those Trustees who are not “interested persons” of the Fund, as defined in the Investment Company Act of 1940 (the “Independent Trustees”), reviewed and unanimously approved the continuation of the Fund's investment advisory contract for an additional one-year term. The Board's decision regarding the contract reflects the exercise of its business judgment after considering all of the information received on whether to continue the existing arrangements.
At the request of the Independent Trustees, the Fund's Chief Compliance Officer (the CCO) furnished to the Board in advance of its May 2019 meetings an independent written evaluation presenting on the topics discussed below. The Board considered the CCO's independent written evaluation (the “CCO Fee Evaluation Report”), along with other information, in evaluating the reasonableness of the Fund's management fee and in deciding to approve the continuation of the investment advisory contract. The CCO, in preparing the CCO Fee Evaluation Report, has the authority to retain consultants, experts or staff as reasonably necessary to assist in the performance of his duties, reports directly to the Board, and can be terminated only with the approval of a majority of the Independent Trustees. At the request of the Independent Trustees, the CCO Fee Evaluation Report followed the same general approach and covered the same topics as that of the report that had previously been delivered by the CCO in his capacity as “Senior Officer,” prior to the elimination of the Senior Officer position in December 2017.
The Board also considered judicial decisions concerning allegedly excessive investment advisory fees in making its decision. Using these judicial decisions as a guide, the Board observed that the following factors may be relevant to an adviser's fiduciary duty with respect to its receipt of compensation from a fund: (1) the nature and quality of the services provided by an adviser to a fund and its shareholders (including the performance of the fund, its benchmark and comparable funds); (2) an adviser's cost of providing the services (including the profitability to an adviser of providing advisory services to a fund); (3) the extent to which an adviser may realize “economies of scale” as a fund grows larger and, if such economies of scale exist, whether they have been shared with a fund and its shareholders or the family of funds; (4) any “fall-out” financial benefits that accrue to an adviser because of its relationship with a fund (including research services received from brokers that execute fund trades and any fees paid to affiliates of an adviser for services rendered to a fund); (5) comparative fee and expense structures (including a comparison of fees paid to an adviser with those paid by similar funds both internally and externally as well as management fees charged to institutional and other advisory clients of the
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adviser for what might be viewed as like services); and (6) the extent of care, conscientiousness and independence with which the fund's board members perform their duties and their expertise (including whether they are fully informed about all facts the board deems relevant to its consideration of an adviser's services and fees). The Board noted that the Securities and Exchange Commission (SEC) disclosure requirements regarding the basis for the Board's approval of the Fund's investment advisory contract generally align with the factors listed above. The Board was aware of these factors and was guided by them in its review of the Fund's investment advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.
The Board considered and weighed these factors in light of its substantial accumulated experience in governing the Fund and working with Federated Investment Management Company (the “Adviser”) and its affiliates (collectively, “Federated”) on matters relating to the funds advised by Federated (each, a “Federated Fund”). The Independent Trustees were assisted in their deliberations by independent legal counsel.
In addition to the extensive materials that comprise and accompany the CCO Fee Evaluation Report, the Board received detailed information about the Fund and the Federated organization throughout the year, and in connection with its May meetings at which the Board's formal approval of the advisory and subadvisory contracts occurred. In this regard, Federated provided much of this information at each regular meeting of the Board, and furnished additional information specifically in connection with the May meetings. In the months preceding the May meetings, the Board requested and reviewed written materials prepared by Federated in response to requests on behalf of the Independent Trustees encompassing a wide variety of topics. At the May meetings, in addition to meeting in separate sessions of the Independent Trustees without management present, senior management of the Adviser also met with the Independent Trustees and their counsel to discuss the materials presented and such additional matters as the Independent Trustees deemed reasonably necessary to evaluate the advisory and subadvisory contracts. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose.
The Board's consideration of the investment advisory contract included review of the CCO Fee Evaluation Report, accompanying data and additional information covering the following matters among others: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short-term and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in terms relative to its particular investment program and certain competitor or “peer group” funds and/or other benchmarks, as appropriate) and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses, including the advisory fee and the overall expense structure of the Fund (both in absolute terms and relative to similar and/or competing funds), with due
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regard for contractual or voluntary expense limitations; the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders; the entrepreneurial and other risks assumed by the Adviser in sponsoring the Fund; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated Funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are generally available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated Funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated Funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.
While mindful that courts have cautioned against giving too much weight to comparative information concerning fees charged by other advisers for managing funds with comparable investment programs, the Board has found the use of such comparisons to be relevant to its deliberations. In this regard, the Board was presented with, and considered, information regarding the contractual advisory fee rates, net advisory fee rates, total expense ratios and each element of the Fund's total expense ratio (i.e., gross and net advisory fees, custody fees, portfolio accounting fees and transfer agency fees) relative to an appropriate group of peer funds compiled by Federated using data supplied by independent fund ranking organizations (the “Peer Group”). The Board received a description of the composition and methodology used to select the Peer Group. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because it is believed that they are more relevant. For example, other mutual funds are the products most like the Fund, in that they are readily available to Fund shareholders as alternative investment vehicles. Also, they are the type of investment vehicle, in fact, chosen and maintained by the Fund's investors. The range of their fees and expenses, therefore, appears to be a relevant indicator of what consumers have found to be reasonable in the marketplace in which the Fund competes.
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The Board reviewed the contractual advisory fee rate, net advisory fee rate and other expenses of the Fund and noted the position of the Fund's fee rates relative to its Peer Group. In this regard, the Board noted that the contractual advisory fee rate was above the median of the relevant Peer Group, but the Board noted the applicable waivers and reimbursements, and that the overall expense structure of the Fund remained competitive in the context of other factors considered by the Board.
For comparison, the CCO reviewed the fees charged by Federated for providing advisory services to products other than the Federated Funds (e.g., institutional separate accounts and third-party unaffiliated mutual funds for which Federated serves as sub-adviser) (referenced to as “Comparable Funds/Accounts”). With respect to Comparable Funds/Accounts other than third-party mutual funds, the CCO concluded that they are inherently different products. Those differences include, but are not limited to, different types of targeted investors; different applicable laws and regulations; different legal structures; different average account sizes and portfolio management techniques made necessary by different cash flows and different associated costs; and the time spent by portfolio managers and their teams, as well as personnel in the Funds Financial Services, Legal, Compliance and Risk Management departments, in reviewing securities pricing, addressing different administrative responsibilities, addressing different degrees of risk associated with management and a variety of different costs. The CCO also reviewed the differences in the nature of the services required for Federated to manage its proprietary mutual fund business versus managing a discrete pool of assets as a sub-adviser to another institution's mutual fund, and that Federated generally performs significant additional services and assumes substantially greater risks in managing the Fund and other Federated Funds than in its role as sub-adviser to an unaffiliated third-party mutual fund. The CCO did not consider the fees for providing advisory services to Comparable Funds/Accounts to be determinative in judging the appropriateness of the Federated Funds' advisory fees.
The CCO noted that the services, administrative responsibilities and risks associated with such relationships are quite different than serving as a primary adviser to a fund.
Following such evaluation, and full deliberations, the Board concluded that the fees and expenses of the Fund are reasonable and supported renewal of the Fund's investment advisory contract.
The Board considered the nature, extent and quality of the services provided to the Fund by the Adviser and the resources of the Adviser and its affiliates dedicated to the Fund. In this regard, the Board evaluated, among other things, the Adviser's personnel, experience, track record, financial resources, overall reputation and willingness to invest in personnel and infrastructure that benefit the Fund. In addition, the Board reviewed the qualifications, backgrounds and responsibilities of the portfolio management team primarily responsible for the day-to-day management of the Fund and the Adviser's ability and experience in
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attracting and retaining qualified personnel to service the Fund. The Board noted the investment research and company engagement capabilities of the Adviser and its affiliates. The Board also noted the compliance program of the Adviser and the compliance-related resources provided to the Fund by the Adviser, including the Adviser's commitment to respond to rulemaking initiatives of the SEC. The Fund's ability to deliver competitive performance when compared to its Peer Group was also deemed to be relevant by the Board as a useful indicator of how the Adviser is executing the Fund's investment program. The Adviser's ability to execute this program was one of the Board's considerations in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services warrant the continuation of the investment advisory contract.
In evaluating the Fund's investment performance, the Board considered performance results in light of the Fund's investment objective, strategies and risks, as disclosed in the Fund's prospectus. The Board considered detailed investment reports on the Fund's performance that were provided to the Board throughout the year and in connection with the May meetings. The CCO also reviewed information regarding the performance of other mutual funds in the Peer Group, noting the CCO's view that comparisons to fund peer groups may be helpful, though not conclusive, in evaluating the performance of the Adviser in managing the Fund. The Board considered, in evaluating such comparisons, that in some cases there may be differences in the funds' objectives or investment management techniques, or the costs to implement the funds, even within the same Peer Group.
The Fund's performance was above the median of the relevant Peer Group for the one-year period covered by the CCO Fee Evaluation Report. The Board also considered the relatively tight dispersion of performance data with respect to the Fund and its Peer Group.
Following such evaluation, and full deliberations, the Board concluded that the performance of the Fund supported renewal of the Fund's investment advisory contract.
The Board also received financial information about Federated, including information regarding the compensation and ancillary (or “fall-out”) benefits Federated derived from its relationships with the Federated Funds. This information covered not only the fees under the investment advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated Funds under separate contracts (e.g., for serving as the Federated Funds' administrator and distributor). In this regard, the Board considered that certain Federated subsidiaries provide distribution and shareholder services to the Federated Funds, for which they may be compensated through distribution and servicing fees paid pursuant to Rule 12b-1 plans or otherwise. The information also detailed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated Fund trades. In addition, the Board considered the fact that, in order for a Federated Fund to be
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competitive in the marketplace, the Adviser and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to Federated Fund investors and/or indicated to the Board their intention to do so in the future. Moreover, the Board receives regular reporting as to the institution, adjustment or elimination of these voluntary waivers.
Federated furnished information, requested by the CCO, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the CCO. The CCO noted that, while these cost allocation reports apply consistent allocation processes, the inherent difficulties in allocating costs continues to cause the CCO to question the precision of the process and to conclude that such reports may be unreliable, since a single change in an allocation estimate may dramatically alter the resulting estimate of cost and/or profitability of a Federated Fund and may produce unintended consequences. The allocation information, including the CCO's view that fund-by-fund estimations may be unreliable, was considered in the evaluation by the Board.
The Board and the CCO also reviewed information compiled by Federated comparing its profitability information to other publicly held fund management companies, including information regarding profitability trends over time. In this regard, the CCO concluded that Federated's profit margins did not appear to be excessive. The CCO also noted that Federated appeared financially sound, with the resources necessary to fulfill its obligations under its contracts with the Fund.
The CCO Fee Evaluation Report also discussed the notion of possible realization of “economies of scale” as a fund grows larger, the difficulties of calculating economies of scale at an individual fund level, and the extent to which potential scale benefits are shared with shareholders. In this regard, the Board considered that Federated has made significant and long-term investments in areas that support all of the Federated Funds, such as personnel and processes for the portfolio management, shareholder services, compliance, internal audit and risk management functions, as well as systems technology (including technology relating to cybersecurity) and that the benefits of these investments (as well as any economies of scale, should they exist) were likely to be shared with the Federated Fund family as a whole. The Board noted that Federated's investments in these areas are extensive. In addition, the Board considered that the Adviser and its affiliates have frequently waived fees and/or reimbursed expenses and that this has allowed potential economies of scale to be shared with shareholders. The Board also considered that such waivers and reimbursements can provide protection from an increase in expenses if a Federated Fund's assets decline. Federated, as it does throughout the year, and specifically in connection with the Board's review of the advisory and subadvisory contracts, furnished information relative to revenue sharing or adviser-paid fees. Federated and the CCO noted that this information should be viewed to determine if there was an incentive to either not apply breakpoints, or
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to apply breakpoints at higher levels, and should not be viewed to determine the appropriateness of advisory fees. The Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in the CCO Fee Evaluation Report) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as a fund attains a certain size.
The CCO stated that his observations and the information accompanying the CCO Fee Evaluation Report supported a finding by the Board that the management fee for the Fund was reasonable. Under these circumstances, no changes were recommended to, and no objection was raised to the continuation of, the Fund's investment advisory contract. The CCO also recognized that the Board's evaluation of the Federated Funds' advisory and subadvisory arrangements is a continuing and on-going process that is informed by the information that the Board requests and receives from management throughout the course of the year and, in this regard, the CCO noted certain items for future reporting to the Board or further consideration by management as the Board continues its on-going oversight of the Federated Funds.
In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an investment advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the investment advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund. The Board concluded that, in light of the factors summarized above, including the nature, quality and scope of the services provided to the Fund by the Adviser and its affiliates, continuation of the investment advisory contract was appropriate.
The Board based its decision to approve the investment advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the continuation of the contract reflects its view that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangement.
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Voting Proxies on Fund Portfolio Securities
A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available via the Proxy Voting Record (Form N-PX) link associated with the Fund and share class name at www.FederatedInvestors.com/FundInformation. Form N-PX filings are also available at the SEC's website at www.sec.gov.
Portfolio Schedule
The Fund files with the SEC a complete schedule of its portfolio holdings as of the close of each month on “Form N-MFP.” Form N-MFP is available on the SEC's website at www.sec.gov. You may access Form N-MFP via the link to the Fund and share class name at www.FederatedInvestors.com.
Annual Shareholder Report
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You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund's sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.
This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

Federated Government Obligations Fund
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 608919478
CUSIP 60934N104
CUSIP 60934N807
CUSIP 608919395
CUSIP 608919676
CUSIP 608919684
CUSIP 608919809
CUSIP 60934N153
CUSIP 608919718
CUSIP 608919437
Q450513 (9/19)
Federated is a registered trademark of Federated Investors, Inc.
2019 ©Federated Investors, Inc.

Annual Shareholder Report
July 31, 2019
Share Class | Ticker	Institutional | GOTXX

Federated Government Obligations Tax-Managed Fund

A Portfolio of Money Market Obligations Trust
IMPORTANT NOTICE REGARDING REPORT DELIVERY
Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund's shareholder reports like this one will no longer be sent by mail, unless you specifically request paper copies of the reports from the Fund or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.
If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund or your financial intermediary electronically by contacting your financial intermediary (such as a broker-dealer or bank); other shareholders may call the Fund at 1-800-341-7400, Option 4.
You may elect to receive all future reports in paper free of charge. You can inform the Fund or your financial intermediary that you wish to continue receiving paper copies of your shareholder reports by contacting your financial intermediary (such as a broker-dealer or bank); other shareholders may call the Fund at 1-800-341-7400, Option 4. Your election to receive reports in paper will apply to all funds held with the Fund complex or your financial intermediary.

Not FDIC Insured ■ May Lose Value ■ No Bank Guarantee

Portfolio of Investments Summary Tables (unaudited)
At July 31, 2019, the Fund's portfolio composition1 was as follows:
Security Type	Percentage of Total Net Assets
U.S. Government Agency Securities	80.7%
U.S. Treasury Securities	19.6%
Other Assets and Liabilities—Net[2]	(0.3)%
TOTAL	100.0%
At July 31, 2019, the Fund's effective maturity3 schedule was as follows:
Securities With an Effective Maturity of:	Percentage of Total Net Assets
1-7 Days	30.8%
8-30 Days	35.8%
31-90 Days	20.9%
91-180 Days	9.6%
181 Days or more	3.2%
Other Assets and Liabilities—Net[2]	(0.3)%
TOTAL	100.0%
1	See the Fund's Prospectus and Statement of Additional Information for a description of these investments.
2	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
3	Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940, which regulates money market mutual funds.
Annual Shareholder Report
1

Portfolio of Investments
July 31, 2019
Principal Amount			Value
		GOVERNMENT AGENCIES—80.7%
$596,250,000	[1]	Federal Farm Credit System Discount Notes, 1.960%—2.590%, 8/7/2019 - 7/8/2020	$592,998,773
25,000,000	[2]	Federal Farm Credit System Floating Rate Notes, 1.985% (3-month USLIBOR -0.270%), 10/30/2019	24,999,180
50,000,000	[2]	Federal Farm Credit System Floating Rate Notes, 2.109% (3-month USLIBOR -0.150%), 10/23/2019	50,000,000
25,000,000	[2]	Federal Farm Credit System Floating Rate Notes, 2.131% (1-month USLIBOR -0.110%), 8/27/2019	25,000,000
13,000,000	[2]	Federal Farm Credit System Floating Rate Notes, 2.246% (1-month USLIBOR +0.005%), 8/27/2019	12,999,574
50,000,000	[2]	Federal Farm Credit System Floating Rate Notes, 2.270% (1-month USLIBOR -0.030%), 8/18/2019	49,994,131
25,000,000	[2]	Federal Farm Credit System Floating Rate Notes, 2.304% (1-month USLIBOR -0.065%), 8/12/2019	24,999,893
50,000,000	[2]	Federal Farm Credit System Floating Rate Notes, 2.324% (1-month USLIBOR -0.080%), 8/27/2019	49,999,020
14,000,000	[2]	Federal Farm Credit System Floating Rate Notes, 2.328% (1-month USLIBOR -0.070%), 8/2/2019	13,999,058
8,000,000	[2]	Federal Farm Credit System Floating Rate Notes, 2.372% (3-month USLIBOR -0.130%), 9/4/2019	8,000,000
20,000,000	[2]	Federal Farm Credit System Floating Rate Notes, 2.378% (1-month USLIBOR -0.020%), 8/2/2019	19,999,583
69,500,000	[2]	Federal Farm Credit System Floating Rate Notes, 2.399% (3-month USLIBOR -0.180%), 8/1/2019	69,503,820
24,000,000	[2]	Federal Farm Credit System Floating Rate Notes, 2.410% (1-month USLIBOR +0.000%), 8/13/2019	24,000,000
12,000,000	[2]	Federal Farm Credit System Floating Rate Notes, 2.416% (1-month USLIBOR +0.050%), 8/9/2019	11,998,459
115,000,000	[2]	Federal Farm Credit System Floating Rate Notes, 2.420% (Secured Overnight Financing Rate +0.030%), 8/1/2019	115,000,000
13,000,000	[2]	Federal Farm Credit System Floating Rate Notes, 2.434% (1-month USLIBOR +0.070%), 8/8/2019	12,998,123
10,000,000	[2]	Federal Farm Credit System Floating Rate Notes, 2.465% (Secured Overnight Financing Rate +0.075%), 8/1/2019	10,000,000
5,000,000	[2]	Federal Farm Credit System Floating Rate Notes, 2.490% (Secured Overnight Financing Rate +0.100%), 8/1/2019	5,000,000
15,000,000	[2]	Federal Farm Credit System Floating Rate Notes, 2.495% (Secured Overnight Financing Rate +0.105%), 8/1/2019	15,000,000
20,000,000		Federal Farm Credit System Notes, 1.180%, 8/1/2019	20,000,000
2,719,950,000	[1]	Federal Home Loan Bank System Discount Notes, 2.100%—2.670%, 8/2/2019 - 3/24/2020	2,714,435,837
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2

Principal Amount			Value
		GOVERNMENT AGENCIES—continued
$33,000,000	[2]	Federal Home Loan Bank System Floating Rate Notes, 2.425% (Secured Overnight Financing Rate +0.035%), 8/1/2019	$33,001,056
20,000,000	[2]	Federal Home Loan Bank System Floating Rate Notes, 2.246% (1-month USLIBOR -0.025%), 8/20/2019	20,000,000
25,000,000	[2]	Federal Home Loan Bank System Floating Rate Notes, 2.332% (1-month USLIBOR +0.000%), 8/16/2019	25,000,000
10,000,000	[2]	Federal Home Loan Bank System Floating Rate Notes, 2.359% (1-month USLIBOR -0.010%), 8/7/2019	10,000,000
25,000,000	[2]	Federal Home Loan Bank System Floating Rate Notes, 2.359% (1-month USLIBOR -0.020%), 8/4/2019	25,000,000
65,000,000	[2]	Federal Home Loan Bank System Floating Rate Notes, 2.390% (Secured Overnight Financing Rate +0.000%), 8/1/2019	65,000,000
75,000,000	[2]	Federal Home Loan Bank System Floating Rate Notes, 2.395% (Secured Overnight Financing Rate +0.005%), 8/1/2019	75,000,000
150,000,000	[2]	Federal Home Loan Bank System Floating Rate Notes, 2.400% (Secured Overnight Financing Rate +0.010%), 8/1/2019	150,000,000
30,000,000	[2]	Federal Home Loan Bank System Floating Rate Notes, 2.404% (3-month USLIBOR -0.120%), 8/28/2019	30,000,000
50,000,000	[2]	Federal Home Loan Bank System Floating Rate Notes, 2.410% (Secured Overnight Financing Rate +0.020%), 8/1/2019	50,000,000
73,000,000	[2]	Federal Home Loan Bank System Floating Rate Notes, 2.420% (Secured Overnight Financing Rate +0.030%), 8/1/2019	73,000,000
22,500,000	[2]	Federal Home Loan Bank System Floating Rate Notes, 2.430% (Secured Overnight Financing Rate +0.040%), 8/1/2019	22,500,000
40,000,000	[2]	Federal Home Loan Bank System Floating Rate Notes, 2.465% (Secured Overnight Financing Rate +0.075%), 8/1/2019	40,000,000
14,000,000	[2]	Federal Home Loan Bank System Floating Rate Notes, 2.495% (Secured Overnight Financing Rate +0.105%), 8/1/2019	14,000,000
25,000,000	[2]	Federal Home Loan Bank System Floating Rate Notes, 2.500% (Secured Overnight Financing Rate +0.110%), 8/1/2019	25,000,000
15,000,000	[2]	Federal Home Loan Bank System Floating Rate Notes, 2.505% (Secured Overnight Financing Rate +0.115%), 8/1/2019	15,000,000
65,000,000		Federal Home Loan Bank System, 2.240%—2.510%, 8/19/2019 - 5/28/2020	64,999,146
153,000,000	[1]	Tennessee Valley Authority Discount Notes, 2.160%—2.167%, 8/7/2019 - 8/21/2019	152,888,568
		TOTAL GOVERNMENT AGENCIES	4,761,314,221
		U.S. TREASURY—19.6%
36,000,000		United States Treasury Bill, 1.905%, 8/8/2019	35,986,665
14,000,000		United States Treasury Bill, 2.010%, 1/16/2020	13,868,680
30,000,000		United States Treasury Bill, 2.010%, 1/23/2020	29,706,875
80,000,000		United States Treasury Bill, 2.020%, 8/27/2019	79,883,289
46,250,000		United States Treasury Bill, 2.130%, 12/19/2019	45,866,896
55,000,000		United States Treasury Bill, 2.140%, 12/12/2019	54,565,164
Annual Shareholder Report
3

Principal Amount			Value
		U.S. TREASURY—continued
$150,000,000		United States Treasury Bill, 2.372%, 8/15/2019	$149,861,633
25,000,000		United States Treasury Bill, 2.390%, 10/17/2019	24,872,201
38,000,000		United States Treasury Bills, 2.465%—2.468%, 2/27/2020	37,453,373
15,000,000	[2]	United States Treasury Floating Rate Notes, 2.080% (91-day T-Bill +0.000%), 8/6/2019	15,000,156
24,000,000	[2]	United States Treasury Floating Rate Notes, 2.113% (91-day T-Bill +0.033%), 8/6/2019	23,999,188
25,000,000	[2]	United States Treasury Floating Rate Notes, 2.123% (91-day T-Bill +0.043%), 8/6/2019	24,994,422
142,590,000	[2]	United States Treasury Floating Rate Notes, 2.125% (91-day T-Bill +0.045%), 8/6/2019	142,493,821
120,000,000	[2]	United States Treasury Floating Rate Notes, 2.128% (91-day T-Bill +0.048%), 8/6/2019	120,005,104
80,000,000	[2]	United States Treasury Floating Rate Notes, 2.195% (91-day T-Bill +0.115%), 8/6/2019	79,936,109
25,000,000	[2]	United States Treasury Floating Rate Notes, 2.219% (91-day T-Bill +0.139%), 8/6/2019	24,999,362
31,000,000		United States Treasury Note, 1.375%, 1/31/2020	30,875,411
11,000,000		United States Treasury Note, 1.375%, 3/31/2020	10,914,924
7,000,000		United States Treasury Note, 1.500%, 11/30/2019	6,976,042
14,000,000		United States Treasury Note, 1.875%, 12/31/2019	13,962,084
6,750,000		United States Treasury Note, 2.375%, 4/30/2020	6,766,850
25,000,000		United States Treasury Note, 3.375%, 11/15/2019	25,060,837
160,000,000		United States Treasury Notes, 1.250%—1.500%, 10/31/2019	159,653,633
		TOTAL U.S. TREASURY	1,157,702,719
		TOTAL INVESTMENT IN SECURITIES—100.3% (AT AMORTIZED COST)[3]	5,919,016,940
		OTHER ASSETS AND LIABILITIES - NET—(0.3)%[4]	(17,968,231)
		TOTAL NET ASSETS—100%	$5,901,048,709
1	Discount rate at time of purchase.
2	Floating/variable note with current rate and current maturity or next reset date shown.
3	Also represents cost for federal tax purposes.
4	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Note: The categories of investments are shown as a percentage of total net assets at July 31, 2019.
Annual Shareholder Report
4

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
In valuing the Fund's assets as of July 31, 2019, all investments of the Fund are valued using amortized cost, which is a methodology utilizing Level 2 inputs.
The following acronym is used throughout this portfolio:
LIBOR	—London Interbank Offered Rate
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
5

Financial Highlights–Institutional Shares
(For a Share Outstanding Throughout Each Period)
Year Ended July 31	2019	2018	2017	2016	2015
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.021	0.012	0.004	0.002	0.000[1]
Net realized gain	0.000[1]	0.000[1]	0.000[1]	0.000[1]	0.000[1]
TOTAL FROM INVESTMENT OPERATIONS	0.021	0.012	0.004	0.002	0.000[1]
Less Distributions:
Distributions from net investment income	(0.021)	(0.012)	(0.004)	(0.002)	(0.000)[1]
Distributions from net realized gain	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]
TOTAL DISTRIBUTIONS	(0.021)	(0.012)	(0.004)	(0.002)	(0.000)[1]
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[2]	2.13%	1.23%	0.44%	0.13%	0.01%
Ratios to Average Net Assets:
Net expenses[3]	0.20%	0.20%	0.20%	0.19%	0.09%
Net investment income	2.11%	1.21%	0.43%	0.13%	0.01%
Expense waiver/reimbursement[4]	0.09%	0.09%	0.09%	0.10%	0.20%
Supplemental Data:
Net assets, end of period (000 omitted)	$3,019,468	$2,739,607	$3,074,463	$2,861,313	$2,672,599
1	Represents less than $0.001.
2	Based on net asset value.
3	The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratios are 0.20%, 0.20%, 0.20%, 0.19% and 0.09% for the years ended July 31, 2019, 2018, 2017, 2016 and 2015, respectively, after taking into account these expense reductions.
4	This expense decrease is reflected in both the net expense and net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
6

Statement of Assets and Liabilities
July 31, 2019
Assets:
Investment in securities, at amortized cost and fair value		$5,919,016,940
Cash		994,019
Income receivable		4,474,843
Receivable for shares sold		2,324,515
TOTAL ASSETS		5,926,810,317
Liabilities:
Payable for investments purchased	$14,026,218
Income distribution payable	7,787,990
Payable for shares redeemed	3,042,353
Payable for other service fees (Notes 2 and 5)	593,820
Payable for investment adviser fee (Note 5)	17,731
Payable for administrative fee (Note 5)	13,219
Accrued expenses (Note 5)	280,277
TOTAL LIABILITIES		25,761,608
Net assets for 5,900,983,241 shares outstanding		$5,901,048,709
Net Assets Consists of:
Paid-in capital		$5,900,992,619
Total distributable earnings (loss)		56,090
TOTAL NET ASSETS		$5,901,048,709
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
Automated Shares:
$182,939,433 ÷ 182,937,694 shares outstanding, no par value, unlimited shares authorized		$1.00
Institutional Shares:
$3,019,468,484 ÷ 3,019,430,280 shares outstanding, no par value, unlimited shares authorized		$1.00
Service Shares:
$2,698,640,792 ÷ 2,698,615,267 shares outstanding, no par value, unlimited shares authorized		$1.00
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
7

Statement of Operations
Year Ended July 31, 2019
Investment Income:
Interest			$132,211,554
Expenses:
Investment adviser fee (Note 5)		$11,409,686
Administrative fee (Note 5)		4,551,900
Custodian fees		174,872
Transfer agent fees		200,071
Directors'/Trustees' fees (Note 5)		46,026
Auditing fees		23,961
Legal fees		11,888
Other service fees (Notes 2 and 5)		6,771,512
Portfolio accounting fees		181,036
Share registration costs		109,972
Printing and postage		33,930
Miscellaneous (Note 5)		69,072
TOTAL EXPENSES		23,583,926
Waiver and Reduction:
Waiver of investment adviser fee (Note 5)	$(5,008,601)
Reduction of custodian fees (Note 6)	(3,553)
TOTAL WAIVER AND REDUCTION		(5,012,154)
Net expenses			18,571,772
Net investment income			113,639,782
Net realized gain on investments			62,039
Change in net assets resulting from operations			$113,701,821
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
8

Statement of Changes in Net Assets
Year Ended July 31	2019	2018
Increase (Decrease) in Net Assets
Operations:
Net investment income	$113,639,782	$63,350,662
Net realized gain	62,039	69,246
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	113,701,821	63,419,908
Distributions to Shareholders (Note 2):
Automated Shares	(3,133,168)	(1,607,420)
Institutional Shares	(63,369,947)	(34,748,157)
Service Shares	(47,189,849)	(27,104,113)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(113,692,964)	(63,459,690)
Share Transactions:
Proceeds from sale of shares	16,160,158,776	16,932,584,760
Net asset value of shares issued to shareholders in payment of distributions declared	21,394,447	11,659,458
Cost of shares redeemed	(15,847,785,551)	(17,639,024,306)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	333,767,672	(694,780,088)
Change in net assets	333,776,529	(694,819,870)
Net Assets:
Beginning of period	5,567,272,180	6,262,092,050
End of period	$5,901,048,709	$5,567,272,180
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
9

Notes to Financial Statements
July 31, 2019
1. ORGANIZATION
Money Market Obligations Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of 20 portfolios. The financial statements included herein are only those of Federated Government Obligations Tax-Managed Fund (the “Fund”). The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated, and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers three classes of shares: Automated Shares, Institutional Shares and Service Shares. All shares of the Fund have equal rights with respect to voting, except on class specific matters. The financial highlights of the Automated Shares and Service Shares are presented separately. The investment objective of the Fund is to provide current income consistent with stability of principal and liquidity.
The Fund operates as a government money market fund. As a government money market fund, the Fund: (1) invests at least 99.5% of its total assets in: (i) cash; (ii) securities issued or guaranteed by the United States or certain U.S. government agencies or instrumentalities and/or (iii) repurchase agreements that are collateralized fully; (2) generally continues to use amortized cost to value its portfolio securities and transact at a stable $1.00 net asset value (NAV); and (3) has elected not to be subject to the liquidity fees and gates requirement at this time as permitted by Rule 2a-7 under the Act.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
Securities are valued at amortized cost. Under the amortized cost valuation method, an investment is valued initially at its cost as determined in accordance with GAAP. The Fund then adjusts the amount of interest income accrued each day over the term of the investment to account for any difference between the initial cost of the investment and the amount payable at its maturity. If amortized cost is determined not to approximate fair value, the value of the portfolio securities will be determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share.
The Board of Trustees (the “Trustees”) have ultimate responsibility for determining the fair value of investments. The Trustees have appointed a valuation committee (“Valuation Committee”) comprised of officers of the Fund, Federated Investment Management Company (the “Adviser”) and certain of the Adviser's affiliated companies to assist in determining fair value of securities and in overseeing the comparison of amortized cost to market-based value. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of monitoring the relationship of market-based value and amortized cost. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs and assumptions) and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price
Annual Shareholder Report
10

evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income, if any, are declared daily and paid monthly. Amortization/accretion of premium and discount is included in investment income. Investment income, realized gains and losses and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that select classes will bear certain expenses unique to those classes. The detail of the total fund expense waiver and reduction of $5,012,154 is disclosed in Note 5 and Note 6.
For the year ended July 31, 2019, transfer agent fees for the Fund were as follows:
Transfer Agent Fees Incurred
Automated Shares	$117,214
Institutional Shares	44,770
Service Shares	38,087
TOTAL	$200,071
Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses. The distributions disclosed on the Statement of Changes in Net Assets for the year ended July 31, 2018, were from the following sources:
Net investment income
Automated Shares	$1,604,378
Institutional Shares	34,694,038
Service Shares	27,051,767

Net realized gain
Automated Shares	$3,042
Institutional Shares	54,119
Service Shares	52,346
Annual Shareholder Report
11

Other Service Fees
The Fund may pay other service fees up to 0.25% of the average daily net assets of the Fund's Automated Shares, Institutional Shares and Service Shares to unaffiliated financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for other service fees. For the year ended July 31, 2019, other service fees for the Fund were as follows:
Other Service Fees Incurred
Automated Shares	$436,255
Service Shares	6,335,257
TOTAL	$6,771,512
For the year ended July 31, 2019, the Fund's Institutional Shares did not incur other service fees; however, they may begin to incur this fee upon approval of the Trustees.
Federal Taxes
It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the year ended July 31, 2019, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of July 31, 2019, tax years 2016 through 2019 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.
When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated. The Fund applies investment company accounting and reporting guidance.
Annual Shareholder Report
12

3. SHARES OF BENEFICIAL INTEREST
The following tables summarize share activity:
Year Ended July 31	2019		2018
Automated Shares:	Shares	Amount	Shares	Amount
Shares sold	291,370,422	$291,370,422	342,412,941	$342,412,941
Shares issued to shareholders in payment of distributions declared	2,918,617	2,918,617	1,587,470	1,587,470
Shares redeemed	(287,378,084)	(287,378,084)	(345,527,242)	(345,527,242)
NET CHANGE RESULTING FROM AUTOMATED SHARE TRANSACTIONS	6,910,955	$6,910,955	(1,526,831)	$(1,526,831)

Year Ended July 31	2019		2018
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	9,345,628,188	$9,345,628,188	9,053,232,516	$9,053,232,516
Shares issued to shareholders in payment of distributions declared	15,221,153	15,221,153	8,452,827	8,452,827
Shares redeemed	(9,080,993,980)	(9,080,993,980)	(9,396,519,605)	(9,396,519,605)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	279,855,361	$279,855,361	(334,834,262)	$(334,834,262)

Year Ended July 31	2019		2018
Service Shares:	Shares	Amount	Shares	Amount
Shares sold	6,523,160,166	$6,523,160,166	7,536,939,303	$7,536,939,303
Shares issued to shareholders in payment of distributions declared	3,254,677	3,254,677	1,619,161	1,619,161
Shares redeemed	(6,479,413,487)	(6,479,413,487)	(7,896,977,459)	(7,896,977,459)
NET CHANGE RESULTING FROM SERVICE SHARE TRANSACTIONS	47,001,356	$47,001,356	(358,418,995)	$(358,418,995)
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	333,767,672	$333,767,672	(694,780,088)	$(694,780,088)
4. FEDERAL TAX INFORMATION
The tax character of distributions as reported on the Statement of Changes in Net Assets for the years ended July 31, 2019 and 2018, was as follows:
	2019	2018
Ordinary income[1]	$113,692,964	$63,459,550
Long-term capital gains	$—	$140
1	For tax purposes, short-term capital gain distributions are considered ordinary income distributions.
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As of July 31, 2019, the components of distributable earnings on a tax basis were as follows:
Undistributed ordinary income[2]	$56,090
2	For tax purposes, short-term capital gains are considered ordinary income in determining distributable earnings.
5. Investment adviser fee and other transactions with affiliates
Investment Adviser Fee
The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.20% of the Fund's average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee. For the year ended July 31, 2019, the Adviser voluntarily waived $5,008,601 of its fee.
Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. For purposes of determining the appropriate rate breakpoint, “Investment Complex” is defined as all of the Federated Funds subject to a fee under the Administrative Services Agreement. The fee paid to FAS is based on the average daily net assets of the Investment Complex as specified below:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.100%	on assets up to $50 billion
0.075%	on assets over $50 billion
Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the year ended July 31, 2019, the annualized fee paid to FAS was 0.080% of average daily net assets of the Fund.
In addition, FAS may charge certain out-of-pocket expenses to the Fund.
Expense Limitation
Due to the possibility of changes in market conditions and other factors, there can be no assurance that the level of waiver/reimbursement/reduction of Fund expenses reflected in the financial highlights will be maintained in the future. However, the Adviser and certain of its affiliates (which may include FAS and FSSC) on their own initiative have agreed to waive certain amounts of their respective fees and/or reimburse expenses. Total annual fund operating expenses (as shown in the financial highlights, excluding interest expense, extraordinary expenses and proxy-related expenses paid by the Fund, if any) paid by the Fund's Automated Shares, Institutional Shares and Service Shares (after the voluntary waivers and reimbursements) will not exceed 0.55%, 0.20% and 0.45% (the “Fee Limit”), respectively, up to but not including the later of (the “Termination Date”): (a) October 1, 2020; or (b) the date of the Fund's next effective Prospectus. While the Adviser and its applicable affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.
Other Service Fees
For the year ended July 31, 2019, FSSC received $12,089 of the other service fees disclosed in Note 2.
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Interfund Transactions
During the year ended July 31, 2019, the Fund engaged in purchase transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees and/or common Officers. The purchase transactions complied with Rule 17a-7 under the Act and amounted to $189,854,592.
Directors'/Trustees' and Miscellaneous Fees
Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Directors'/Trustees' fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Adviser which in due course are reimbursed by the Fund. These expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses may be included in Accrued and Miscellaneous Expenses on the Statement of Assets and Liabilities and Statement of Operations, respectively.
6. Expense reduction
Through arrangements with the Fund's custodian, net credits realized as a result of uninvested cash balances were used to reduce custody expenses. For the year ended July 31, 2019, the Fund's expenses were reduced by $3,553 under these arrangements.
7. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of July 31, 2019, there were no outstanding loans. During the year ended July 31, 2019, the program was not utilized.
8. FEDERAL TAX INFORMATION (UNAUDITED)
For the year ended July 31, 2019, 100% of the dividends paid by the Fund are interest related dividends as provided by the American Jobs Creation Act of 2004.
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Report of Independent Registered Public Accounting Firm
To The Board of Trustees of the Money Market Obligations Trust and THE Institutional Class Shareholders of Federated Government Obligations Tax-Managed Fund:
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of the Federated Government Obligations Tax-Managed Fund (the “Fund”), a portfolio of Money Market Obligations Trust, as of July 31, 2019, the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and the related notes (collectively, the “financial statements”) and the financial highlights for each of the years in the five-year period then ended. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of July 31, 2019, the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
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We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Such procedures also included confirmation of securities owned as of July 31, 2019, by correspondence with the custodian and brokers, or by other appropriate auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. We believe that our audits provide a reasonable basis for our opinion.
We have served as the auditor of one or more of Federated Investors' investment companies since 2006.
Boston, Massachusetts
September 23, 2019
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Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or other service fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from February 1, 2019 to July 31, 2019.
ACTUAL EXPENSES
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
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Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.
	Beginning Account Value 2/1/2019	Ending Account Value 7/31/2019	Expenses Paid During Period[1]
Actual:	$1,000	$1,011.10	$1.00
Hypothetical (assuming a 5% return before expenses):	$1,000	$1,023.80	$1.00
1	Expenses are equal to the Fund's Institutional Shares annualized net expense ratio of 0.20%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half-year period).
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Board of Trustees and Trust Officers
The Board of Trustees is responsible for managing the Trust's business affairs and for exercising all the Trust's powers except those reserved for the shareholders. The following tables give information about each Trustee and the senior officers of the Fund. Where required, the tables separately list Trustees who are “interested persons” of the Fund (i.e., “Interested” Trustees) and those who are not (i.e., “Independent” Trustees). Unless otherwise noted, the address of each person listed is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA 15222. The address of all Independent Trustees listed is 4000 Ericsson Drive, Warrendale, PA 15086-7561; Attention: Mutual Fund Board. As of December 31, 2018, the Trust comprised 20 portfolio(s), and the Federated Fund Family consisted of 40 investment companies (comprising 102 portfolios). Unless otherwise noted, each Officer is elected annually. Unless otherwise noted, each Trustee oversees all portfolios in the Federated Fund Family and serves for an indefinite term. The Fund's Statement of Additional Information includes additional information about Trust Trustees and is available, without charge and upon request, by calling 1-800-341-7400.
Interested TRUSTEES Background
Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
J. Christopher Donahue* Birth Date: April 11, 1949 President and Trustee Indefinite Term Began serving: April 1989	Principal Occupations: Principal Executive Officer and President of certain of the Funds in the Federated Fund Family; Director or Trustee of the Funds in the Federated Fund Family; President, Chief Executive Officer and Director, Federated Investors, Inc.; Chairman and Trustee, Federated Investment Management Company; Trustee, Federated Investment Counseling; Chairman and Director, Federated Global Investment Management Corp.; Chairman and Trustee, Federated Equity Management Company of Pennsylvania; Trustee, Federated Shareholder Services Company; Director, Federated Services Company.
Previous Positions: President, Federated Investment Counseling; President and Chief Executive Officer, Federated Investment Management Company, Federated Global Investment Management Corp. and Passport Research, Ltd; Chairman, Passport Research, Ltd.
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Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
Thomas R. Donahue* Birth Date: October 20, 1958 Trustee Indefinite Term Began serving: May 2016	Principal Occupations: Director or Trustee of certain of the funds in the Federated Fund Family; Chief Financial Officer, Treasurer, Vice President and Assistant Secretary, Federated Investors, Inc.; Chairman and Trustee, Federated Administrative Services; Chairman and Director, Federated Administrative Services, Inc.; Trustee and Treasurer, Federated Advisory Services Company; Director or Trustee and Treasurer, Federated Equity Management Company of Pennsylvania, Federated Global Investment Management Corp., Federated Investment Counseling, and Federated Investment Management Company; Director, MDTA LLC; Director, Executive Vice President and Assistant Secretary, Federated Securities Corp.; Director or Trustee and Chairman, Federated Services Company and Federated Shareholder Services Company; and Director and President, FII Holdings, Inc.
Previous Positions: Director, Federated Investors, Inc.; Assistant Secretary, Federated Investment Management Company, Federated Global Investment Management Company and Passport Research, LTD; Treasurer, Passport Research, LTD; Executive Vice President, Federated Securities Corp.; and Treasurer, FII Holdings, Inc.
*	Family relationships and reasons for “interested” status: J. Christopher Donahue and Thomas R. Donahue are brothers. Both are “interested” due to their beneficial ownership of shares of Federated Investors, Inc. and the positions they hold with Federated and its subsidiaries.
INDEPENDENT TRUSTEES Background
Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
John T. Collins Birth Date: January 24, 1947 Trustee Indefinite Term Began serving: September 2013	Principal Occupations: Director or Trustee of the Federated Fund Family; formerly, Chairman and CEO, The Collins Group, Inc. (a private equity firm) (Retired).
Other Directorships Held: Director, Chairman of the Compensation Committee, KLX Energy Services Holdings, Inc. (oilfield services); former Director of KLX Corp. (aerospace).
Qualifications: Mr. Collins has served in several business and financial management roles and directorship positions throughout his career. Mr. Collins previously served as Chairman and CEO of The Collins Group, Inc. (a private equity firm) and as a Director of KLX Corp. Mr. Collins serves as Chairman Emeriti, Bentley University. Mr. Collins previously served as Director and Audit Committee Member, Bank of America Corp.; Director, FleetBoston Financial Corp.; and Director, Beth Israel Deaconess Medical Center (Harvard University Affiliate Hospital).
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Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
G. Thomas Hough Birth Date: February 28, 1955 Trustee Indefinite Term Began serving: August 2015	Principal Occupations: Director or Trustee of the Federated Fund Family; formerly, Vice Chair, Ernst & Young LLP (public accounting firm) (Retired).
Other Directorships Held: Director, Member of Governance and Compensation Committees, Publix Super Markets, Inc.; Director, Chair of the Audit Committee, Equifax, Inc.; Director, Member of the Audit Committee, Haverty Furniture Companies, Inc.
Qualifications: Mr. Hough has served in accounting, business management and directorship positions throughout his career. Mr. Hough most recently held the position of Americas Vice Chair of Assurance with Ernst & Young LLP (public accounting firm). Mr. Hough serves on the President's Cabinet and Business School Board of Visitors for the University of Alabama and is on the Business School Board of Visitors for Wake Forest University. Mr. Hough previously served as an Executive Committee member of the United States Golf Association.
Maureen Lally-Green Birth Date: July 5, 1949 Trustee Indefinite Term Began serving: August 2009	Principal Occupations: Director or Trustee of the Federated Fund Family; Adjunct Professor of Law, Duquesne University School of Law; formerly, Dean of the Duquesne University School of Law and Professor of Law and Interim Dean of the Duquesne University School of Law; formerly, Associate General Secretary and Director, Office of Church Relations, Diocese of Pittsburgh.
Other Directorships Held: Director, CNX Resources Corporation (formerly known as CONSOL Energy Inc.).
Qualifications: Judge Lally-Green has served in various legal and business roles and directorship positions throughout her career. Judge Lally-Green previously held the position of Dean of the School of Law of Duquesne University (as well as Interim Dean). Judge Lally-Green previously served as a member of the Superior Court of Pennsylvania and as a Professor of Law, Duquesne University School of Law. Judge Lally-Green also currently holds the positions on not for profit or for profit boards of directors as follows: Director and Chair, UPMC Mercy Hospital; Director and Vice Chair, Our Campaign for the Church Alive!, Inc.; Regent, Saint Vincent Seminary; Member, Pennsylvania State Board of Education (public); and Director CNX Resources Corporation (formerly known as CONSOL Energy Inc.). Judge Lally-Green has held the positions of: Director, Auberle; Director, Epilepsy Foundation of Western and Central Pennsylvania; Director, Ireland Institute of Pittsburgh; Director, Saint Thomas More Society; Director and Chair, Catholic High Schools of the Diocese of Pittsburgh, Inc.; Director, Pennsylvania Bar Institute; Director, St. Vincent College; and Director and Chair, North Catholic High School, Inc.
Charles F. Mansfield, Jr. Birth Date: April 10, 1945 Trustee Indefinite Term Began serving: January 1999	Principal Occupations: Director or Trustee of the Federated Fund Family; Management Consultant and Author.
Other Directorships Held: None.
Qualifications: Mr. Mansfield has served as a Marine Corps officer and in several banking, business management, educational roles and directorship positions throughout his long career. He remains active as a Management Consultant and Author.
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Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
Thomas M. O'Neill Birth Date: June 14, 1951 Trustee Indefinite Term Began serving: August 2006	Principal Occupations: Director or Trustee, Chair of the Audit Committee of the Federated Fund Family; Sole Proprietor, Navigator Management Company (investment and strategic consulting).
Other Directorships Held: None.
Qualifications: Mr. O'Neill has served in several business, mutual fund and financial management roles and directorship positions throughout his career. Mr. O'Neill serves as Director, Medicines for Humanity and Director, The Golisano Children's Museum of Naples, Florida. Mr. O'Neill previously served as Chief Executive Officer and President, Managing Director and Chief Investment Officer, Fleet Investment Advisors; President and Chief Executive Officer, Aeltus Investment Management, Inc.; General Partner, Hellman, Jordan Management Co., Boston, MA; Chief Investment Officer, The Putnam Companies, Boston, MA; Credit Analyst and Lending Officer, Fleet Bank; Director and Consultant, EZE Castle Software (investment order management software); and Director, Midway Pacific (lumber).
P. Jerome Richey Birth Date: February 23, 1949 Trustee Indefinite Term Began serving: September 2013	Principal Occupations: Director or Trustee of the Federated Fund Family; Management Consultant; Retired; formerly, Senior Vice Chancellor and Chief Legal Officer, University of Pittsburgh and Executive Vice President and Chief Legal Officer, CNX Resources Corporation (formerly known as CONSOL Energy Inc.).
Other Directorships Held: None.
Qualifications: Mr. Richey has served in several business and legal management roles and directorship positions throughout his career. Mr. Richey most recently held the positions of Senior Vice Chancellor and Chief Legal Officer, University of Pittsburgh. Mr. Richey previously served as Chairman of the Board, Epilepsy Foundation of Western Pennsylvania and Chairman of the Board, World Affairs Council of Pittsburgh. Mr. Richey previously served as Chief Legal Officer and Executive Vice President, CNX Resources Corporation (formerly known as CONSOL Energy Inc.); and Board Member, Ethics Counsel and Shareholder, Buchanan Ingersoll & Rooney PC (a law firm).
John S. Walsh Birth Date: November 28, 1957 Trustee Indefinite Term Began serving: January 1999	Principal Occupations: Director or Trustee, and Chair of the Board of Directors or Trustees, of the Federated Fund Family; President and Director, Heat Wagon, Inc. (manufacturer of construction temporary heaters); President and Director, Manufacturers Products, Inc. (distributor of portable construction heaters); President, Portable Heater Parts, a division of Manufacturers Products, Inc.
Other Directorships Held: None.
Qualifications: Mr. Walsh has served in several business management roles and directorship positions throughout his career. Mr. Walsh previously served as Vice President, Walsh & Kelly, Inc. (paving contractors).
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OFFICERS
Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
Lori A. Hensler Birth Date: January 6, 1967 TREASURER Officer since: April 2013	Principal Occupations: Principal Financial Officer and Treasurer of the Federated Fund Family; Senior Vice President, Federated Administrative Services; Financial and Operations Principal for Federated Securities Corp. and Edgewood Services, Inc.; and Assistant Treasurer, Federated Investors Trust Company. Ms. Hensler has received the Certified Public Accountant designation.
Previous Positions: Controller of Federated Investors, Inc.; Senior Vice President and Assistant Treasurer, Federated Investors Management Company; Treasurer, Federated Investors Trust Company; Assistant Treasurer, Federated Administrative Services, Federated Administrative Services, Inc., Federated Securities Corp., Edgewood Services, Inc., Federated Advisory Services Company, Federated Equity Management Company of Pennsylvania, Federated Global Investment Management Corp., Federated Investment Counseling, Federated Investment Management Company, Passport Research, Ltd., and Federated MDTA, LLC; Financial and Operations Principal for Federated Securities Corp., Edgewood Services, Inc. and Southpointe Distribution Services, Inc.
Peter J. Germain Birth Date: September 3, 1959 CHIEF LEGAL OFFICER, SECRETARY and EXECUTIVE VICE PRESIDENT Officer since: January 2005	Principal Occupations: Mr. Germain is Chief Legal Officer, Secretary and Executive Vice President of the Federated Fund Family. He is General Counsel, Chief Legal Officer, Secretary and Executive Vice President, Federated Investors, Inc.; Trustee and Senior Vice President, Federated Investors Management Company; Trustee and President, Federated Administrative Services; Director and President, Federated Administrative Services, Inc.; Director and Vice President, Federated Securities Corp.; Director and Secretary, Federated Private Asset Management, Inc.; Secretary, Federated Shareholder Services Company; and Secretary, Retirement Plan Service Company of America. Mr. Germain joined Federated in 1984 and is a member of the Pennsylvania Bar Association.
Previous Positions: Deputy General Counsel, Special Counsel, Managing Director of Mutual Fund Services, Federated Investors, Inc.; Senior Vice President, Federated Services Company; and Senior Corporate Counsel, Federated Investors, Inc.
Stephen Van Meter Birth Date: June 5, 1975 CHIEF COMPLIANCE OFFICER AND SENIOR VICE PRESIDENT Officer since: July 2015	Principal Occupations: Senior Vice President and Chief Compliance Officer of the Federated Fund Family; Vice President and Chief Compliance Officer of Federated Investors, Inc. and Chief Compliance Officer of certain of its subsidiaries. Mr. Van Meter joined Federated in October 2011. He holds FINRA licenses under Series 3, 7, 24 and 66.
Previous Positions: Mr. Van Meter previously held the position of Compliance Operating Officer, Federated Investors, Inc. Prior to joining Federated, Mr. Van Meter served at the United States Securities and Exchange Commission in the positions of Senior Counsel, Office of Chief Counsel, Division of Investment Management and Senior Counsel, Division of Enforcement.
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Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
Deborah A. Cunningham Birth Date: September 15, 1959 CHIEF INVESTMENT OFFICER Officer since: May 2004	Principal Occupations: Deborah A. Cunningham was named Chief Investment Officer of Federated's money market products in 2004. She joined Federated in 1981 and has been a Senior Portfolio Manager since 1997 and an Executive Vice President of the Fund's Adviser since 2009. Ms. Cunningham has received the Chartered Financial Analyst designation and holds an M.S.B.A. in Finance from Robert Morris College.

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Evaluation and Approval of Advisory Contract–May 2019
Federated Government Obligations Tax-Managed Fund (the “Fund”)
At its meetings in May 2019, the Fund's Board of Trustees (the “Board”), including a majority of those Trustees who are not “interested persons” of the Fund, as defined in the Investment Company Act of 1940 (the “Independent Trustees”), reviewed and unanimously approved the continuation of the Fund's investment advisory contract for an additional one-year term. The Board's decision regarding the contract reflects the exercise of its business judgment after considering all of the information received on whether to continue the existing arrangements.
At the request of the Independent Trustees, the Fund's Chief Compliance Officer (the CCO) furnished to the Board in advance of its May 2019 meetings an independent written evaluation presenting on the topics discussed below. The Board considered the CCO's independent written evaluation (the “CCO Fee Evaluation Report”), along with other information, in evaluating the reasonableness of the Fund's management fee and in deciding to approve the continuation of the investment advisory contract. The CCO, in preparing the CCO Fee Evaluation Report, has the authority to retain consultants, experts or staff as reasonably necessary to assist in the performance of his duties, reports directly to the Board, and can be terminated only with the approval of a majority of the Independent Trustees. At the request of the Independent Trustees, the CCO Fee Evaluation Report followed the same general approach and covered the same topics as that of the report that had previously been delivered by the CCO in his capacity as “Senior Officer,” prior to the elimination of the Senior Officer position in December 2017.
The Board also considered judicial decisions concerning allegedly excessive investment advisory fees in making its decision. Using these judicial decisions as a guide, the Board observed that the following factors may be relevant to an adviser's fiduciary duty with respect to its receipt of compensation from a fund: (1) the nature and quality of the services provided by an adviser to a fund and its shareholders (including the performance of the fund, its benchmark and comparable funds); (2) an adviser's cost of providing the services (including the profitability to an adviser of providing advisory services to a fund); (3) the extent to which an adviser may realize “economies of scale” as a fund grows larger and, if such economies of scale exist, whether they have been shared with a fund and its shareholders or the family of funds; (4) any “fall-out” financial benefits that accrue to an adviser because of its relationship with a fund (including research services received from brokers that execute fund trades and any fees paid to affiliates of an adviser for services rendered to a fund); (5) comparative fee and expense structures (including a comparison of fees paid to an adviser with those paid by similar funds both internally and externally as well as
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management fees charged to institutional and other advisory clients of the adviser for what might be viewed as like services); and (6) the extent of care, conscientiousness and independence with which the fund's board members perform their duties and their expertise (including whether they are fully informed about all facts the board deems relevant to its consideration of an adviser's services and fees). The Board noted that the Securities and Exchange Commission (SEC) disclosure requirements regarding the basis for the Board's approval of the Fund's investment advisory contract generally align with the factors listed above. The Board was aware of these factors and was guided by them in its review of the Fund's investment advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.
The Board considered and weighed these factors in light of its substantial accumulated experience in governing the Fund and working with Federated Investment Management Company (the “Adviser”) and its affiliates (collectively, “Federated”) on matters relating to the funds advised by Federated (each, a “Federated Fund”). The Independent Trustees were assisted in their deliberations by independent legal counsel.
In addition to the extensive materials that comprise and accompany the CCO Fee Evaluation Report, the Board received detailed information about the Fund and the Federated organization throughout the year, and in connection with its May meetings at which the Board's formal approval of the advisory and subadvisory contracts occurred. In this regard, Federated provided much of this information at each regular meeting of the Board, and furnished additional information specifically in connection with the May meetings. In the months preceding the May meetings, the Board requested and reviewed written materials prepared by Federated in response to requests on behalf of the Independent Trustees encompassing a wide variety of topics. At the May meetings, in addition to meeting in separate sessions of the Independent Trustees without management present, senior management of the Adviser also met with the Independent Trustees and their counsel to discuss the materials presented and such additional matters as the Independent Trustees deemed reasonably necessary to evaluate the advisory and subadvisory contracts. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose.
The Board's consideration of the investment advisory contract included review of the CCO Fee Evaluation Report, accompanying data and additional information covering the following matters among others: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short-term and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in terms relative to its particular investment program and certain competitor or “peer group” funds and/or other benchmarks, as appropriate) and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses, including the advisory fee and the overall expense structure of the Fund (both
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in absolute terms and relative to similar and/or competing funds), with due regard for contractual or voluntary expense limitations; the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders; the entrepreneurial and other risks assumed by the Adviser in sponsoring the Fund; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated Funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are generally available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated Funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated Funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.
While mindful that courts have cautioned against giving too much weight to comparative information concerning fees charged by other advisers for managing funds with comparable investment programs, the Board has found the use of such comparisons to be relevant to its deliberations. In this regard, the Board was presented with, and considered, information regarding the contractual advisory fee rates, net advisory fee rates, total expense ratios and each element of the Fund's total expense ratio (i.e., gross and net advisory fees, custody fees, portfolio accounting fees and transfer agency fees) relative to an appropriate group of peer funds compiled by Federated using data supplied by independent fund ranking organizations (the “Peer Group”). The Board received a description of the composition and methodology used to select the Peer Group. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because it is believed that they are more relevant. For example, other mutual funds are the products most like the Fund, in that they are readily available to Fund shareholders as alternative investment vehicles. Also, they are the type of investment vehicle, in fact, chosen and maintained by the Fund's investors. The range of their fees and expenses, therefore, appears to be a relevant indicator of what consumers have found to be reasonable in the marketplace in which the Fund competes.
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The Board reviewed the contractual advisory fee rate, net advisory fee rate and other expenses of the Fund and noted the position of the Fund's fee rates relative to its Peer Group. In this regard, the Board noted that the contractual advisory fee rate was above the median of the relevant Peer Group, but the Board noted the applicable waivers and reimbursements, and that the overall expense structure of the Fund remained competitive in the context of other factors considered by the Board.
For comparison, the CCO reviewed the fees charged by Federated for providing advisory services to products other than the Federated Funds (e.g., institutional separate accounts and third-party unaffiliated mutual funds for which Federated serves as sub-adviser) (referenced to as “Comparable Funds/Accounts”). With respect to Comparable Funds/Accounts other than third-party mutual funds, the CCO concluded that they are inherently different products. Those differences include, but are not limited to, different types of targeted investors; different applicable laws and regulations; different legal structures; different average account sizes and portfolio management techniques made necessary by different cash flows and different associated costs; and the time spent by portfolio managers and their teams, as well as personnel in the Funds Financial Services, Legal, Compliance and Risk Management departments, in reviewing securities pricing, addressing different administrative responsibilities, addressing different degrees of risk associated with management and a variety of different costs. The CCO also reviewed the differences in the nature of the services required for Federated to manage its proprietary mutual fund business versus managing a discrete pool of assets as a sub-adviser to another institution's mutual fund, and that Federated generally performs significant additional services and assumes substantially greater risks in managing the Fund and other Federated Funds than in its role as sub-adviser to an unaffiliated third-party mutual fund. The CCO did not consider the fees for providing advisory services to Comparable Funds/Accounts to be determinative in judging the appropriateness of the Federated Funds' advisory fees.
Following such evaluation, and full deliberations, the Board concluded that the fees and expenses of the Fund are reasonable and supported renewal of the Fund's investment advisory contract.
The Board considered the nature, extent and quality of the services provided to the Fund by the Adviser and the resources of the Adviser and its affiliates dedicated to the Fund. In this regard, the Board evaluated, among other things, the Adviser's personnel, experience, track record, financial resources, overall reputation and willingness to invest in personnel and infrastructure that benefit the Fund. In addition, the Board reviewed the qualifications, backgrounds and responsibilities of the portfolio management team primarily responsible for the day-to-day management of the Fund and the Adviser's ability and experience in attracting and retaining qualified personnel to service the Fund. The Board noted the investment research and company engagement capabilities of the Adviser and its affiliates. The Board also noted the compliance program of the
Annual Shareholder Report
29

Adviser and the compliance-related resources provided to the Fund by the Adviser, including the Adviser's commitment to respond to rulemaking initiatives of the SEC. The Fund's ability to deliver competitive performance when compared to its Peer Group was also deemed to be relevant by the Board as a useful indicator of how the Adviser is executing the Fund's investment program. The Adviser's ability to execute this program was one of the Board's considerations in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services warrant the continuation of the investment advisory contract.
In evaluating the Fund's investment performance, the Board considered performance results in light of the Fund's investment objective, strategies and risks, as disclosed in the Fund's prospectus. The Board considered detailed investment reports on the Fund's performance that were provided to the Board throughout the year and in connection with the May meetings. The CCO also reviewed information regarding the performance of other mutual funds in the Peer Group, noting the CCO's view that comparisons to fund peer groups may be helpful, though not conclusive, in evaluating the performance of the Adviser in managing the Fund. The Board considered, in evaluating such comparisons, that in some cases there may be differences in the funds' objectives or investment management techniques, or the costs to implement the funds, even within the same Peer Group.
The Fund's performance fell below the median of the relevant Peer Group for the one-year period covered by the CCO Fee Evaluation Report. The Board discussed the Fund's performance with the Adviser and recognized the efforts being taken by the Adviser. The Board also considered the relatively tight dispersion of performance data with respect to the Fund and its Peer Group.
Following such evaluation, and full deliberations, the Board concluded that the performance of the Fund supported renewal of the Fund's investment advisory contract.
The Board also received financial information about Federated, including information regarding the compensation and ancillary (or “fall-out”) benefits Federated derived from its relationships with the Federated Funds. This information covered not only the fees under the investment advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated Funds under separate contracts (e.g., for serving as the Federated Funds' administrator and distributor). In this regard, the Board considered that certain Federated subsidiaries provide distribution and shareholder services to the Federated Funds, for which they may be compensated through distribution and servicing fees paid pursuant to Rule 12b-1 plans or otherwise. The information also detailed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated Fund trades. In addition, the Board considered the fact that, in order for a Federated Fund to be competitive in the marketplace, the Adviser and its affiliates frequently waived
Annual Shareholder Report
30

fees and/or reimbursed expenses and have disclosed to Federated Fund investors and/or indicated to the Board their intention to do so in the future. Moreover, the Board receives regular reporting as to the institution, adjustment or elimination of these voluntary waivers.
Federated furnished information, requested by the CCO, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the CCO. The CCO noted that, while these cost allocation reports apply consistent allocation processes, the inherent difficulties in allocating costs continues to cause the CCO to question the precision of the process and to conclude that such reports may be unreliable, since a single change in an allocation estimate may dramatically alter the resulting estimate of cost and/or profitability of a Federated Fund and may produce unintended consequences. The allocation information, including the CCO's view that fund-by-fund estimations may be unreliable, was considered in the evaluation by the Board.
The Board and the CCO also reviewed information compiled by Federated comparing its profitability information to other publicly held fund management companies, including information regarding profitability trends over time. In this regard, the CCO concluded that Federated's profit margins did not appear to be excessive. The CCO also noted that Federated appeared financially sound, with the resources necessary to fulfill its obligations under its contracts with the Fund.
The CCO Fee Evaluation Report also discussed the notion of possible realization of “economies of scale” as a fund grows larger, the difficulties of calculating economies of scale at an individual fund level, and the extent to which potential scale benefits are shared with shareholders. In this regard, the Board considered that Federated has made significant and long-term investments in areas that support all of the Federated Funds, such as personnel and processes for the portfolio management, shareholder services, compliance, internal audit and risk management functions, as well as systems technology (including technology relating to cybersecurity) and that the benefits of these investments (as well as any economies of scale, should they exist) were likely to be shared with the Federated Fund family as a whole. The Board noted that Federated's investments in these areas are extensive. In addition, the Board considered that the Adviser and its affiliates have frequently waived fees and/or reimbursed expenses and that this has allowed potential economies of scale to be shared with shareholders. The Board also considered that such waivers and reimbursements can provide protection from an increase in expenses if a Federated Fund's assets decline. Federated, as it does throughout the year, and specifically in connection with the Board's review of the advisory and subadvisory contracts, furnished information relative to revenue sharing or adviser-paid fees. Federated and the CCO noted that this information should be viewed to determine if there was an incentive to either not apply breakpoints, or to apply breakpoints at higher levels, and should not be viewed to determine the
Annual Shareholder Report
31

appropriateness of advisory fees. The Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in the CCO Fee Evaluation Report) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as a fund attains a certain size.
The CCO stated that his observations and the information accompanying the CCO Fee Evaluation Report supported a finding by the Board that the management fee for the Fund was reasonable. Under these circumstances, no changes were recommended to, and no objection was raised to the continuation of, the Fund's investment advisory contract. The CCO also recognized that the Board's evaluation of the Federated Funds' advisory and subadvisory arrangements is a continuing and on-going process that is informed by the information that the Board requests and receives from management throughout the course of the year and, in this regard, the CCO noted certain items for future reporting to the Board or further consideration by management as the Board continues its on-going oversight of the Federated Funds.
In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an investment advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the investment advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund. The Board concluded that, in light of the factors summarized above, including the nature, quality and scope of the services provided to the Fund by the Adviser and its affiliates, continuation of the investment advisory contract was appropriate.
The Board based its decision to approve the investment advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the continuation of the contract reflects its view that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangement.
Annual Shareholder Report
32

Voting Proxies on Fund Portfolio Securities
A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available via the Proxy Voting Record (Form N-PX) link associated with the Fund and share class name at www.FederatedInvestors.com/FundInformation. Form N-PX filings are also available at the SEC's website at www.sec.gov.
Portfolio Schedule
The Fund files with the SEC a complete schedule of its portfolio holdings as of the close of each month on “Form N-MFP.” Form N-MFP is available on the SEC's website at www.sec.gov. You may access Form N-MFP via the link to the Fund and share class name at www.FederatedInvestors.com.
Annual Shareholder Report
33

You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund's sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.
This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

Federated Government Obligations Tax-Managed Fund
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 60934N856
33517 (9/19)
Federated is a registered trademark of Federated Investors, Inc.
2019 ©Federated Investors, Inc.

Annual Shareholder Report
July 31, 2019
Share Class | Ticker	Automated | GOAXX	Institutional | GOTXX	Service | GTSXX

Federated Government Obligations Tax-Managed Fund

A Portfolio of Money Market Obligations Trust
IMPORTANT NOTICE REGARDING REPORT DELIVERY
Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund's shareholder reports like this one will no longer be sent by mail, unless you specifically request paper copies of the reports from the Fund or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.
If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund or your financial intermediary electronically by contacting your financial intermediary (such as a broker-dealer or bank); other shareholders may call the Fund at 1-800-341-7400, Option 4.
You may elect to receive all future reports in paper free of charge. You can inform the Fund or your financial intermediary that you wish to continue receiving paper copies of your shareholder reports by contacting your financial intermediary (such as a broker-dealer or bank); other shareholders may call the Fund at 1-800-341-7400, Option 4. Your election to receive reports in paper will apply to all funds held with the Fund complex or your financial intermediary.

Not FDIC Insured ■ May Lose Value ■ No Bank Guarantee

Portfolio of Investments Summary Tables (unaudited)
At July 31, 2019, the Fund's portfolio composition1 was as follows:
Security Type	Percentage of Total Net Assets
U.S. Government Agency Securities	80.7%
U.S. Treasury Securities	19.6%
Other Assets and Liabilities—Net[2]	(0.3)%
TOTAL	100.0%
At July 31, 2019, the Fund's effective maturity3 schedule was as follows:
Securities With an Effective Maturity of:	Percentage of Total Net Assets
1-7 Days	30.8%
8-30 Days	35.8%
31-90 Days	20.9%
91-180 Days	9.6%
181 Days or more	3.2%
Other Assets and Liabilities—Net[2]	(0.3)%
TOTAL	100.0%
1	See the Fund's Prospectus and Statement of Additional Information for a description of these investments.
2	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
3	Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940, which regulates money market mutual funds.
Annual Shareholder Report
1

Portfolio of Investments
July 31, 2019
Principal Amount			Value
		GOVERNMENT AGENCIES—80.7%
$596,250,000	[1]	Federal Farm Credit System Discount Notes, 1.960%—2.590%, 8/7/2019 - 7/8/2020	$592,998,773
25,000,000	[2]	Federal Farm Credit System Floating Rate Notes, 1.985% (3-month USLIBOR -0.270%), 10/30/2019	24,999,180
50,000,000	[2]	Federal Farm Credit System Floating Rate Notes, 2.109% (3-month USLIBOR -0.150%), 10/23/2019	50,000,000
25,000,000	[2]	Federal Farm Credit System Floating Rate Notes, 2.131% (1-month USLIBOR -0.110%), 8/27/2019	25,000,000
13,000,000	[2]	Federal Farm Credit System Floating Rate Notes, 2.246% (1-month USLIBOR +0.005%), 8/27/2019	12,999,574
50,000,000	[2]	Federal Farm Credit System Floating Rate Notes, 2.270% (1-month USLIBOR -0.030%), 8/18/2019	49,994,131
25,000,000	[2]	Federal Farm Credit System Floating Rate Notes, 2.304% (1-month USLIBOR -0.065%), 8/12/2019	24,999,893
50,000,000	[2]	Federal Farm Credit System Floating Rate Notes, 2.324% (1-month USLIBOR -0.080%), 8/27/2019	49,999,020
14,000,000	[2]	Federal Farm Credit System Floating Rate Notes, 2.328% (1-month USLIBOR -0.070%), 8/2/2019	13,999,058
8,000,000	[2]	Federal Farm Credit System Floating Rate Notes, 2.372% (3-month USLIBOR -0.130%), 9/4/2019	8,000,000
20,000,000	[2]	Federal Farm Credit System Floating Rate Notes, 2.378% (1-month USLIBOR -0.020%), 8/2/2019	19,999,583
69,500,000	[2]	Federal Farm Credit System Floating Rate Notes, 2.399% (3-month USLIBOR -0.180%), 8/1/2019	69,503,820
24,000,000	[2]	Federal Farm Credit System Floating Rate Notes, 2.410% (1-month USLIBOR +0.000%), 8/13/2019	24,000,000
12,000,000	[2]	Federal Farm Credit System Floating Rate Notes, 2.416% (1-month USLIBOR +0.050%), 8/9/2019	11,998,459
115,000,000	[2]	Federal Farm Credit System Floating Rate Notes, 2.420% (Secured Overnight Financing Rate +0.030%), 8/1/2019	115,000,000
13,000,000	[2]	Federal Farm Credit System Floating Rate Notes, 2.434% (1-month USLIBOR +0.070%), 8/8/2019	12,998,123
10,000,000	[2]	Federal Farm Credit System Floating Rate Notes, 2.465% (Secured Overnight Financing Rate +0.075%), 8/1/2019	10,000,000
5,000,000	[2]	Federal Farm Credit System Floating Rate Notes, 2.490% (Secured Overnight Financing Rate +0.100%), 8/1/2019	5,000,000
15,000,000	[2]	Federal Farm Credit System Floating Rate Notes, 2.495% (Secured Overnight Financing Rate +0.105%), 8/1/2019	15,000,000
20,000,000		Federal Farm Credit System Notes, 1.180%, 8/1/2019	20,000,000
2,719,950,000	[1]	Federal Home Loan Bank System Discount Notes, 2.100%—2.670%, 8/2/2019 - 3/24/2020	2,714,435,837
Annual Shareholder Report
2

Principal Amount			Value
		GOVERNMENT AGENCIES—continued
$33,000,000	[2]	Federal Home Loan Bank System Floating Rate Notes, 2.425% (Secured Overnight Financing Rate +0.035%), 8/1/2019	$33,001,056
20,000,000	[2]	Federal Home Loan Bank System Floating Rate Notes, 2.246% (1-month USLIBOR -0.025%), 8/20/2019	20,000,000
25,000,000	[2]	Federal Home Loan Bank System Floating Rate Notes, 2.332% (1-month USLIBOR +0.000%), 8/16/2019	25,000,000
10,000,000	[2]	Federal Home Loan Bank System Floating Rate Notes, 2.359% (1-month USLIBOR -0.010%), 8/7/2019	10,000,000
25,000,000	[2]	Federal Home Loan Bank System Floating Rate Notes, 2.359% (1-month USLIBOR -0.020%), 8/4/2019	25,000,000
65,000,000	[2]	Federal Home Loan Bank System Floating Rate Notes, 2.390% (Secured Overnight Financing Rate +0.000%), 8/1/2019	65,000,000
75,000,000	[2]	Federal Home Loan Bank System Floating Rate Notes, 2.395% (Secured Overnight Financing Rate +0.005%), 8/1/2019	75,000,000
150,000,000	[2]	Federal Home Loan Bank System Floating Rate Notes, 2.400% (Secured Overnight Financing Rate +0.010%), 8/1/2019	150,000,000
30,000,000	[2]	Federal Home Loan Bank System Floating Rate Notes, 2.404% (3-month USLIBOR -0.120%), 8/28/2019	30,000,000
50,000,000	[2]	Federal Home Loan Bank System Floating Rate Notes, 2.410% (Secured Overnight Financing Rate +0.020%), 8/1/2019	50,000,000
73,000,000	[2]	Federal Home Loan Bank System Floating Rate Notes, 2.420% (Secured Overnight Financing Rate +0.030%), 8/1/2019	73,000,000
22,500,000	[2]	Federal Home Loan Bank System Floating Rate Notes, 2.430% (Secured Overnight Financing Rate +0.040%), 8/1/2019	22,500,000
40,000,000	[2]	Federal Home Loan Bank System Floating Rate Notes, 2.465% (Secured Overnight Financing Rate +0.075%), 8/1/2019	40,000,000
14,000,000	[2]	Federal Home Loan Bank System Floating Rate Notes, 2.495% (Secured Overnight Financing Rate +0.105%), 8/1/2019	14,000,000
25,000,000	[2]	Federal Home Loan Bank System Floating Rate Notes, 2.500% (Secured Overnight Financing Rate +0.110%), 8/1/2019	25,000,000
15,000,000	[2]	Federal Home Loan Bank System Floating Rate Notes, 2.505% (Secured Overnight Financing Rate +0.115%), 8/1/2019	15,000,000
65,000,000		Federal Home Loan Bank System, 2.240%—2.510%, 8/19/2019 - 5/28/2020	64,999,146
153,000,000	[1]	Tennessee Valley Authority Discount Notes, 2.160%—2.167%, 8/7/2019 - 8/21/2019	152,888,568
		TOTAL GOVERNMENT AGENCIES	4,761,314,221
		U.S. TREASURY—19.6%
36,000,000		United States Treasury Bill, 1.905%, 8/8/2019	35,986,665
14,000,000		United States Treasury Bill, 2.010%, 1/16/2020	13,868,680
30,000,000		United States Treasury Bill, 2.010%, 1/23/2020	29,706,875
80,000,000		United States Treasury Bill, 2.020%, 8/27/2019	79,883,289
46,250,000		United States Treasury Bill, 2.130%, 12/19/2019	45,866,896
55,000,000		United States Treasury Bill, 2.140%, 12/12/2019	54,565,164
Annual Shareholder Report
3

Principal Amount			Value
		U.S. TREASURY—continued
$150,000,000		United States Treasury Bill, 2.372%, 8/15/2019	$149,861,633
25,000,000		United States Treasury Bill, 2.390%, 10/17/2019	24,872,201
38,000,000		United States Treasury Bills, 2.465%—2.468%, 2/27/2020	37,453,373
15,000,000	[2]	United States Treasury Floating Rate Notes, 2.080% (91-day T-Bill +0.000%), 8/6/2019	15,000,156
24,000,000	[2]	United States Treasury Floating Rate Notes, 2.113% (91-day T-Bill +0.033%), 8/6/2019	23,999,188
25,000,000	[2]	United States Treasury Floating Rate Notes, 2.123% (91-day T-Bill +0.043%), 8/6/2019	24,994,422
142,590,000	[2]	United States Treasury Floating Rate Notes, 2.125% (91-day T-Bill +0.045%), 8/6/2019	142,493,821
120,000,000	[2]	United States Treasury Floating Rate Notes, 2.128% (91-day T-Bill +0.048%), 8/6/2019	120,005,104
80,000,000	[2]	United States Treasury Floating Rate Notes, 2.195% (91-day T-Bill +0.115%), 8/6/2019	79,936,109
25,000,000	[2]	United States Treasury Floating Rate Notes, 2.219% (91-day T-Bill +0.139%), 8/6/2019	24,999,362
31,000,000		United States Treasury Note, 1.375%, 1/31/2020	30,875,411
11,000,000		United States Treasury Note, 1.375%, 3/31/2020	10,914,924
7,000,000		United States Treasury Note, 1.500%, 11/30/2019	6,976,042
14,000,000		United States Treasury Note, 1.875%, 12/31/2019	13,962,084
6,750,000		United States Treasury Note, 2.375%, 4/30/2020	6,766,850
25,000,000		United States Treasury Note, 3.375%, 11/15/2019	25,060,837
160,000,000		United States Treasury Notes, 1.250%—1.500%, 10/31/2019	159,653,633
		TOTAL U.S. TREASURY	1,157,702,719
		TOTAL INVESTMENT IN SECURITIES—100.3% (AT AMORTIZED COST)[3]	5,919,016,940
		OTHER ASSETS AND LIABILITIES - NET—(0.3)%[4]	(17,968,231)
		TOTAL NET ASSETS—100%	$5,901,048,709
1	Discount rate at time of purchase.
2	Floating/variable note with current rate and current maturity or next reset date shown.
3	Also represents cost for federal tax purposes.
4	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Note: The categories of investments are shown as a percentage of total net assets at July 31, 2019.
Annual Shareholder Report
4

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
In valuing the Fund's assets as of July 31, 2019, all investments of the Fund are valued using amortized cost, which is a methodology utilizing Level 2 inputs.
The following acronym is used throughout this portfolio:
LIBOR	—London Interbank Offered Rate
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
5

Financial Highlights–Automated Shares
(For a Share Outstanding Throughout Each Period)
	Year Ended July 31				Period Ended 7/31/2015[1]
	2019	2018	2017	2016
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.018	0.009	0.001	0.001	0.000[2]
Net realized gain	0.000[2]	0.000[2]	0.000[2]	0.000[2]	0.000[2]
TOTAL FROM INVESTMENT OPERATIONS	0.018	0.009	0.001	0.001	0.000[2]
Less Distributions:
Distributions from net investment income	(0.018)	(0.009)	(0.001)	(0.001)	(0.000)[2]
Distributions from net realized gain	(0.000)[2]	(0.000)[2]	(0.000)[2]	(0.000)[2]	(0.000)[2]
TOTAL DISTRIBUTIONS	(0.018)	(0.009)	(0.001)	(0.001)	(0.000)[2]
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[3]	1.81%	0.93%	0.14%	0.01%	0.00%[4]
Ratios to Average Net Assets:
Net expenses	0.52%[5]	0.51%[5]	0.50%[5]	0.37%[5]	0.09%[6]
Net investment income	1.79%	0.93%	0.14%	0.01%	0.01%[6]
Expense waiver/reimbursement[7]	0.09%	0.09%	0.11%	0.24%	0.55%[6]
Supplemental Data:
Net assets, end of period (000 omitted)	$182,939	$176,028	$177,555	$190,937	$0[8]
1	Reflects operations for the period July 20, 2015 (date of initial investment) to July 31, 2015.
2	Represents less than $0.001.
3	Based on net asset value. Total returns for periods of less than one year are not annualized.
4	Represents less than 0.01%.
5	The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratios are 0.52%, 0.51%, 0.50% and 0.37% for the years ended July 31, 2019, 2018, 2017 and 2016, respectively, after taking into account these expense reductions.
6	Computed on an annualized basis.
7	This expense decrease is reflected in both the net expense and net investment income ratios shown above.
8	Represents less than $1,000.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
6

Financial Highlights–Institutional Shares
(For a Share Outstanding Throughout Each Period)
Year Ended July 31	2019	2018	2017	2016	2015
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.021	0.012	0.004	0.002	0.000[1]
Net realized gain	0.000[1]	0.000[1]	0.000[1]	0.000[1]	0.000[1]
TOTAL FROM INVESTMENT OPERATIONS	0.021	0.012	0.004	0.002	0.000[1]
Less Distributions:
Distributions from net investment income	(0.021)	(0.012)	(0.004)	(0.002)	(0.000)[1]
Distributions from net realized gain	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]
TOTAL DISTRIBUTIONS	(0.021)	(0.012)	(0.004)	(0.002)	(0.000)[1]
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[2]	2.13%	1.23%	0.44%	0.13%	0.01%
Ratios to Average Net Assets:
Net expenses[3]	0.20%	0.20%	0.20%	0.19%	0.09%
Net investment income	2.11%	1.21%	0.43%	0.13%	0.01%
Expense waiver/reimbursement[4]	0.09%	0.09%	0.09%	0.10%	0.20%
Supplemental Data:
Net assets, end of period (000 omitted)	$3,019,468	$2,739,607	$3,074,463	$2,861,313	$2,672,599
1	Represents less than $0.001.
2	Based on net asset value.
3	The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratios are 0.20%, 0.20%, 0.20%, 0.19% and 0.09% for the years ended July 31, 2019, 2018, 2017, 2016 and 2015, respectively, after taking into account these expense reductions.
4	This expense decrease is reflected in both the net expense and net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
7

Financial Highlights–Service Shares
(For a Share Outstanding Throughout Each Period)
Year Ended July 31	2019	2018	2017	2016	2015
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.019	0.010	0.002	0.001	0.000[1]
Net realized gain	0.000[1]	0.000[1]	0.000[1]	0.000[1]	0.000[1]
TOTAL FROM INVESTMENT OPERATIONS	0.019	0.010	0.002	0.001	0.000[1]
Less Distributions:
Distributions from net investment income	(0.019)	(0.010)	(0.002)	(0.001)	(0.000)[1]
Distributions from net realized gain	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]
TOTAL DISTRIBUTIONS	(0.019)	(0.010)	(0.002)	(0.001)	(0.000)[1]
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[2]	1.88%	0.98%	0.19%	0.01%	0.01%
Ratios to Average Net Assets:
Net expenses[3]	0.45%	0.45%	0.45%	0.30%	0.09%
Net investment income	1.86%	0.96%	0.20%	0.01%	0.01%
Expense waiver/reimbursement[4]	0.09%	0.09%	0.09%	0.24%	0.45%
Supplemental Data:
Net assets, end of period (000 omitted)	$2,698,641	$2,651,637	$3,010,073	$2,693,327	$2,626,353
1	Represents less than $0.001.
2	Based on net asset value.
3	The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratios are 0.45%, 0.45%, 0.45%, 0.30% and 0.09% for the years ended July 31, 2019, 2018, 2017, 2016 and 2015, respectively, after taking into account these expense reductions.
4	This expense decrease is reflected in both the net expense and net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
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Statement of Assets and Liabilities
July 31, 2019
Assets:
Investment in securities, at amortized cost and fair value		$5,919,016,940
Cash		994,019
Income receivable		4,474,843
Receivable for shares sold		2,324,515
TOTAL ASSETS		5,926,810,317
Liabilities:
Payable for investments purchased	$14,026,218
Income distribution payable	7,787,990
Payable for shares redeemed	3,042,353
Payable for other service fees (Notes 2 and 5)	593,820
Payable for investment adviser fee (Note 5)	17,731
Payable for administrative fee (Note 5)	13,219
Accrued expenses (Note 5)	280,277
TOTAL LIABILITIES		25,761,608
Net assets for 5,900,983,241 shares outstanding		$5,901,048,709
Net Assets Consists of:
Paid-in capital		$5,900,992,619
Total distributable earnings (loss)		56,090
TOTAL NET ASSETS		$5,901,048,709
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
Automated Shares:
$182,939,433 ÷ 182,937,694 shares outstanding, no par value, unlimited shares authorized		$1.00
Institutional Shares:
$3,019,468,484 ÷ 3,019,430,280 shares outstanding, no par value, unlimited shares authorized		$1.00
Service Shares:
$2,698,640,792 ÷ 2,698,615,267 shares outstanding, no par value, unlimited shares authorized		$1.00
See Notes which are an integral part of the Financial Statements
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9

Statement of Operations
Year Ended July 31, 2019
Investment Income:
Interest			$132,211,554
Expenses:
Investment adviser fee (Note 5)		$11,409,686
Administrative fee (Note 5)		4,551,900
Custodian fees		174,872
Transfer agent fees		200,071
Directors'/Trustees' fees (Note 5)		46,026
Auditing fees		23,961
Legal fees		11,888
Other service fees (Notes 2 and 5)		6,771,512
Portfolio accounting fees		181,036
Share registration costs		109,972
Printing and postage		33,930
Miscellaneous (Note 5)		69,072
TOTAL EXPENSES		23,583,926
Waiver and Reduction:
Waiver of investment adviser fee (Note 5)	$(5,008,601)
Reduction of custodian fees (Note 6)	(3,553)
TOTAL WAIVER AND REDUCTION		(5,012,154)
Net expenses			18,571,772
Net investment income			113,639,782
Net realized gain on investments			62,039
Change in net assets resulting from operations			$113,701,821
See Notes which are an integral part of the Financial Statements
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Statement of Changes in Net Assets
Year Ended July 31	2019	2018
Increase (Decrease) in Net Assets
Operations:
Net investment income	$113,639,782	$63,350,662
Net realized gain	62,039	69,246
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	113,701,821	63,419,908
Distributions to Shareholders (Note 2):
Automated Shares	(3,133,168)	(1,607,420)
Institutional Shares	(63,369,947)	(34,748,157)
Service Shares	(47,189,849)	(27,104,113)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(113,692,964)	(63,459,690)
Share Transactions:
Proceeds from sale of shares	16,160,158,776	16,932,584,760
Net asset value of shares issued to shareholders in payment of distributions declared	21,394,447	11,659,458
Cost of shares redeemed	(15,847,785,551)	(17,639,024,306)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	333,767,672	(694,780,088)
Change in net assets	333,776,529	(694,819,870)
Net Assets:
Beginning of period	5,567,272,180	6,262,092,050
End of period	$5,901,048,709	$5,567,272,180
See Notes which are an integral part of the Financial Statements
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11

Notes to Financial Statements
July 31, 2019
1. ORGANIZATION
Money Market Obligations Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of 20 portfolios. The financial statements included herein are only those of Federated Government Obligations Tax-Managed Fund (the “Fund”). The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated, and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers three classes of shares: Automated Shares, Institutional Shares and Service Shares. All shares of the Fund have equal rights with respect to voting, except on class specific matters. The investment objective of the Fund is to provide current income consistent with stability of principal and liquidity.
The Fund operates as a government money market fund. As a government money market fund, the Fund: (1) invests at least 99.5% of its total assets in: (i) cash; (ii) securities issued or guaranteed by the United States or certain U.S. government agencies or instrumentalities and/or (iii) repurchase agreements that are collateralized fully; (2) generally continues to use amortized cost to value its portfolio securities and transact at a stable $1.00 net asset value (NAV); and (3) has elected not to be subject to the liquidity fees and gates requirement at this time as permitted by Rule 2a-7 under the Act.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
Securities are valued at amortized cost. Under the amortized cost valuation method, an investment is valued initially at its cost as determined in accordance with GAAP. The Fund then adjusts the amount of interest income accrued each day over the term of the investment to account for any difference between the initial cost of the investment and the amount payable at its maturity. If amortized cost is determined not to approximate fair value, the value of the portfolio securities will be determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share.
The Board of Trustees (the “Trustees”) have ultimate responsibility for determining the fair value of investments. The Trustees have appointed a valuation committee (“Valuation Committee”) comprised of officers of the Fund, Federated Investment Management Company (the “Adviser”) and certain of the Adviser's affiliated companies to assist in determining fair value of securities and in overseeing the comparison of amortized cost to market-based value. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of monitoring the relationship of market-based value and amortized cost. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs and assumptions) and review of price challenges by
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the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income, if any, are declared daily and paid monthly. Amortization/accretion of premium and discount is included in investment income. Investment income, realized gains and losses and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that select classes will bear certain expenses unique to those classes. The detail of the total fund expense waiver and reduction of $5,012,154 is disclosed in Note 5 and Note 6.
For the year ended July 31, 2019, transfer agent fees for the Fund were as follows:
Transfer Agent Fees Incurred
Automated Shares	$117,214
Institutional Shares	44,770
Service Shares	38,087
TOTAL	$200,071
Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses. The distributions disclosed on the Statement of Changes in Net Assets for the year ended July 31, 2018, were from the following sources:
Net investment income
Automated Shares	$1,604,378
Institutional Shares	34,694,038
Service Shares	27,051,767

Net realized gain
Automated Shares	$3,042
Institutional Shares	54,119
Service Shares	52,346
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Other Service Fees
The Fund may pay other service fees up to 0.25% of the average daily net assets of the Fund's Automated Shares, Institutional Shares and Service Shares to unaffiliated financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for other service fees. For the year ended July 31, 2019, other service fees for the Fund were as follows:
Other Service Fees Incurred
Automated Shares	$436,255
Service Shares	6,335,257
TOTAL	$6,771,512
For the year ended July 31, 2019, the Fund's Institutional Shares did not incur other service fees; however, they may begin to incur this fee upon approval of the Trustees.
Federal Taxes
It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the year ended July 31, 2019, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of July 31, 2019, tax years 2016 through 2019 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.
When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated. The Fund applies investment company accounting and reporting guidance.
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3. SHARES OF BENEFICIAL INTEREST
The following tables summarize share activity:
Year Ended July 31	2019		2018
Automated Shares:	Shares	Amount	Shares	Amount
Shares sold	291,370,422	$291,370,422	342,412,941	$342,412,941
Shares issued to shareholders in payment of distributions declared	2,918,617	2,918,617	1,587,470	1,587,470
Shares redeemed	(287,378,084)	(287,378,084)	(345,527,242)	(345,527,242)
NET CHANGE RESULTING FROM AUTOMATED SHARE TRANSACTIONS	6,910,955	$6,910,955	(1,526,831)	$(1,526,831)

Year Ended July 31	2019		2018
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	9,345,628,188	$9,345,628,188	9,053,232,516	$9,053,232,516
Shares issued to shareholders in payment of distributions declared	15,221,153	15,221,153	8,452,827	8,452,827
Shares redeemed	(9,080,993,980)	(9,080,993,980)	(9,396,519,605)	(9,396,519,605)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	279,855,361	$279,855,361	(334,834,262)	$(334,834,262)

Year Ended July 31	2019		2018
Service Shares:	Shares	Amount	Shares	Amount
Shares sold	6,523,160,166	$6,523,160,166	7,536,939,303	$7,536,939,303
Shares issued to shareholders in payment of distributions declared	3,254,677	3,254,677	1,619,161	1,619,161
Shares redeemed	(6,479,413,487)	(6,479,413,487)	(7,896,977,459)	(7,896,977,459)
NET CHANGE RESULTING FROM SERVICE SHARE TRANSACTIONS	47,001,356	$47,001,356	(358,418,995)	$(358,418,995)
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	333,767,672	$333,767,672	(694,780,088)	$(694,780,088)
4. FEDERAL TAX INFORMATION
The tax character of distributions as reported on the Statement of Changes in Net Assets for the years ended July 31, 2019 and 2018, was as follows:
	2019	2018
Ordinary income[1]	$113,692,964	$63,459,550
Long-term capital gains	$—	$140
1	For tax purposes, short-term capital gain distributions are considered ordinary income distributions.
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As of July 31, 2019, the components of distributable earnings on a tax basis were as follows:
Undistributed ordinary income[2]	$56,090
2	For tax purposes, short-term capital gains are considered ordinary income in determining distributable earnings.
5. Investment adviser fee and other transactions with affiliates
Investment Adviser Fee
The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.20% of the Fund's average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee. For the year ended July 31, 2019, the Adviser voluntarily waived $5,008,601 of its fee.
Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. For purposes of determining the appropriate rate breakpoint, “Investment Complex” is defined as all of the Federated Funds subject to a fee under the Administrative Services Agreement. The fee paid to FAS is based on the average daily net assets of the Investment Complex as specified below:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.100%	on assets up to $50 billion
0.075%	on assets over $50 billion
Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the year ended July 31, 2019, the annualized fee paid to FAS was 0.080% of average daily net assets of the Fund.
In addition, FAS may charge certain out-of-pocket expenses to the Fund.
Expense Limitation
Due to the possibility of changes in market conditions and other factors, there can be no assurance that the level of waiver/reimbursement/reduction of Fund expenses reflected in the financial highlights will be maintained in the future. However, the Adviser and certain of its affiliates (which may include FAS and FSSC) on their own initiative have agreed to waive certain amounts of their respective fees and/or reimburse expenses. Total annual fund operating expenses (as shown in the financial highlights, excluding interest expense, extraordinary expenses and proxy-related expenses paid by the Fund, if any) paid by the Fund's Automated Shares, Institutional Shares and Service Shares (after the voluntary waivers and reimbursements) will not exceed 0.55%, 0.20% and 0.45% (the “Fee Limit”), respectively, up to but not including the later of (the “Termination Date”): (a) October 1, 2020; or (b) the date of the Fund's next effective Prospectus. While the Adviser and its applicable affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.
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Other Service Fees
For the year ended July 31, 2019, FSSC received $12,089 of the other service fees disclosed in Note 2.
Interfund Transactions
During the year ended July 31, 2019, the Fund engaged in purchase transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees and/or common Officers. The purchase transactions complied with Rule 17a-7 under the Act and amounted to $189,854,592.
Directors'/Trustees' and Miscellaneous Fees
Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Directors'/Trustees' fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Adviser which in due course are reimbursed by the Fund. These expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses may be included in Accrued and Miscellaneous Expenses on the Statement of Assets and Liabilities and Statement of Operations, respectively.
6. Expense reduction
Through arrangements with the Fund's custodian, net credits realized as a result of uninvested cash balances were used to reduce custody expenses. For the year ended July 31, 2019, the Fund's expenses were reduced by $3,553 under these arrangements.
7. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of July 31, 2019, there were no outstanding loans. During the year ended July 31, 2019, the program was not utilized.
8. FEDERAL TAX INFORMATION (UNAUDITED)
For the year ended July 31, 2019, 100% of the dividends paid by the Fund are interest related dividends as provided by the American Jobs Creation Act of 2004.
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Report of Independent Registered Public Accounting Firm
To The Board of Trustees of the Money Market Obligations Trust and Shareholders of Federated Government Obligations Tax-Managed Fund:
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of the Federated Government Obligations Tax-Managed Fund (the “Fund”), a portfolio of Money Market Obligations Trust, as of July 31, 2019, the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and the related notes (collectively, the “financial statements”) and the financial highlights for each of the years or periods in the five-year period then ended. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of July 31, 2019, the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years or periods in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
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We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Such procedures also included confirmation of securities owned as of July 31, 2019, by correspondence with the custodian and brokers, or by other appropriate auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. We believe that our audits provide a reasonable basis for our opinion.
We have served as the auditor of one or more of Federated Investors' investment companies since 2006.
Boston, Massachusetts
September 23, 2019
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Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or other service fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from February 1, 2019 to July 31, 2019.
ACTUAL EXPENSES
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
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Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.
	Beginning Account Value 2/1/2019	Ending Account Value 7/31/2019	Expenses Paid During Period[1]
Actual:
Automated Shares	$1,000	$1,009.50	$2.59
Institutional Shares	$1,000	$1,011.10	$1.00
Service Shares	$1,000	$1,009.80	$2.24
Hypothetical (assuming a 5% return before expenses):
Automated Shares	$1,000	$1,022.22	$2.61
Institutional Shares	$1,000	$1,023.80	$1.00
Service Shares	$1,000	$1,022.56	$2.26
1	Expenses are equal to the Fund's annualized net expense ratios, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half-year period). The annualized net expense ratios are as follows:

Automated Shares	0.52%
Institutional Shares	0.20%
Service Shares	0.45%
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Board of Trustees and Trust Officers
The Board of Trustees is responsible for managing the Trust's business affairs and for exercising all the Trust's powers except those reserved for the shareholders. The following tables give information about each Trustee and the senior officers of the Fund. Where required, the tables separately list Trustees who are “interested persons” of the Fund (i.e., “Interested” Trustees) and those who are not (i.e., “Independent” Trustees). Unless otherwise noted, the address of each person listed is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA 15222. The address of all Independent Trustees listed is 4000 Ericsson Drive, Warrendale, PA 15086-7561; Attention: Mutual Fund Board. As of December 31, 2018, the Trust comprised 20 portfolio(s), and the Federated Fund Family consisted of 40 investment companies (comprising 102 portfolios). Unless otherwise noted, each Officer is elected annually. Unless otherwise noted, each Trustee oversees all portfolios in the Federated Fund Family and serves for an indefinite term. The Fund's Statement of Additional Information includes additional information about Trust Trustees and is available, without charge and upon request, by calling 1-800-341-7400.
Interested TRUSTEES Background
Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
J. Christopher Donahue* Birth Date: April 11, 1949 President and Trustee Indefinite Term Began serving: April 1989	Principal Occupations: Principal Executive Officer and President of certain of the Funds in the Federated Fund Family; Director or Trustee of the Funds in the Federated Fund Family; President, Chief Executive Officer and Director, Federated Investors, Inc.; Chairman and Trustee, Federated Investment Management Company; Trustee, Federated Investment Counseling; Chairman and Director, Federated Global Investment Management Corp.; Chairman and Trustee, Federated Equity Management Company of Pennsylvania; Trustee, Federated Shareholder Services Company; Director, Federated Services Company.
Previous Positions: President, Federated Investment Counseling; President and Chief Executive Officer, Federated Investment Management Company, Federated Global Investment Management Corp. and Passport Research, Ltd; Chairman, Passport Research, Ltd.
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Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
Thomas R. Donahue* Birth Date: October 20, 1958 Trustee Indefinite Term Began serving: May 2016	Principal Occupations: Director or Trustee of certain of the funds in the Federated Fund Family; Chief Financial Officer, Treasurer, Vice President and Assistant Secretary, Federated Investors, Inc.; Chairman and Trustee, Federated Administrative Services; Chairman and Director, Federated Administrative Services, Inc.; Trustee and Treasurer, Federated Advisory Services Company; Director or Trustee and Treasurer, Federated Equity Management Company of Pennsylvania, Federated Global Investment Management Corp., Federated Investment Counseling, and Federated Investment Management Company; Director, MDTA LLC; Director, Executive Vice President and Assistant Secretary, Federated Securities Corp.; Director or Trustee and Chairman, Federated Services Company and Federated Shareholder Services Company; and Director and President, FII Holdings, Inc.
Previous Positions: Director, Federated Investors, Inc.; Assistant Secretary, Federated Investment Management Company, Federated Global Investment Management Company and Passport Research, LTD; Treasurer, Passport Research, LTD; Executive Vice President, Federated Securities Corp.; and Treasurer, FII Holdings, Inc.
*	Family relationships and reasons for “interested” status: J. Christopher Donahue and Thomas R. Donahue are brothers. Both are “interested” due to their beneficial ownership of shares of Federated Investors, Inc. and the positions they hold with Federated and its subsidiaries.
INDEPENDENT TRUSTEES Background
Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
John T. Collins Birth Date: January 24, 1947 Trustee Indefinite Term Began serving: September 2013	Principal Occupations: Director or Trustee of the Federated Fund Family; formerly, Chairman and CEO, The Collins Group, Inc. (a private equity firm) (Retired).
Other Directorships Held: Director, Chairman of the Compensation Committee, KLX Energy Services Holdings, Inc. (oilfield services); former Director of KLX Corp. (aerospace).
Qualifications: Mr. Collins has served in several business and financial management roles and directorship positions throughout his career. Mr. Collins previously served as Chairman and CEO of The Collins Group, Inc. (a private equity firm) and as a Director of KLX Corp. Mr. Collins serves as Chairman Emeriti, Bentley University. Mr. Collins previously served as Director and Audit Committee Member, Bank of America Corp.; Director, FleetBoston Financial Corp.; and Director, Beth Israel Deaconess Medical Center (Harvard University Affiliate Hospital).
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Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
G. Thomas Hough Birth Date: February 28, 1955 Trustee Indefinite Term Began serving: August 2015	Principal Occupations: Director or Trustee of the Federated Fund Family; formerly, Vice Chair, Ernst & Young LLP (public accounting firm) (Retired).
Other Directorships Held: Director, Member of Governance and Compensation Committees, Publix Super Markets, Inc.; Director, Chair of the Audit Committee, Equifax, Inc.; Director, Member of the Audit Committee, Haverty Furniture Companies, Inc.
Qualifications: Mr. Hough has served in accounting, business management and directorship positions throughout his career. Mr. Hough most recently held the position of Americas Vice Chair of Assurance with Ernst & Young LLP (public accounting firm). Mr. Hough serves on the President's Cabinet and Business School Board of Visitors for the University of Alabama and is on the Business School Board of Visitors for Wake Forest University. Mr. Hough previously served as an Executive Committee member of the United States Golf Association.
Maureen Lally-Green Birth Date: July 5, 1949 Trustee Indefinite Term Began serving: August 2009	Principal Occupations: Director or Trustee of the Federated Fund Family; Adjunct Professor of Law, Duquesne University School of Law; formerly, Dean of the Duquesne University School of Law and Professor of Law and Interim Dean of the Duquesne University School of Law; formerly, Associate General Secretary and Director, Office of Church Relations, Diocese of Pittsburgh.
Other Directorships Held: Director, CNX Resources Corporation (formerly known as CONSOL Energy Inc.).
Qualifications: Judge Lally-Green has served in various legal and business roles and directorship positions throughout her career. Judge Lally-Green previously held the position of Dean of the School of Law of Duquesne University (as well as Interim Dean). Judge Lally-Green previously served as a member of the Superior Court of Pennsylvania and as a Professor of Law, Duquesne University School of Law. Judge Lally-Green also currently holds the positions on not for profit or for profit boards of directors as follows: Director and Chair, UPMC Mercy Hospital; Director and Vice Chair, Our Campaign for the Church Alive!, Inc.; Regent, Saint Vincent Seminary; Member, Pennsylvania State Board of Education (public); and Director CNX Resources Corporation (formerly known as CONSOL Energy Inc.). Judge Lally-Green has held the positions of: Director, Auberle; Director, Epilepsy Foundation of Western and Central Pennsylvania; Director, Ireland Institute of Pittsburgh; Director, Saint Thomas More Society; Director and Chair, Catholic High Schools of the Diocese of Pittsburgh, Inc.; Director, Pennsylvania Bar Institute; Director, St. Vincent College; and Director and Chair, North Catholic High School, Inc.
Charles F. Mansfield, Jr. Birth Date: April 10, 1945 Trustee Indefinite Term Began serving: January 1999	Principal Occupations: Director or Trustee of the Federated Fund Family; Management Consultant and Author.
Other Directorships Held: None.
Qualifications: Mr. Mansfield has served as a Marine Corps officer and in several banking, business management, educational roles and directorship positions throughout his long career. He remains active as a Management Consultant and Author.
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Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
Thomas M. O'Neill Birth Date: June 14, 1951 Trustee Indefinite Term Began serving: August 2006	Principal Occupations: Director or Trustee, Chair of the Audit Committee of the Federated Fund Family; Sole Proprietor, Navigator Management Company (investment and strategic consulting).
Other Directorships Held: None.
Qualifications: Mr. O'Neill has served in several business, mutual fund and financial management roles and directorship positions throughout his career. Mr. O'Neill serves as Director, Medicines for Humanity and Director, The Golisano Children's Museum of Naples, Florida. Mr. O'Neill previously served as Chief Executive Officer and President, Managing Director and Chief Investment Officer, Fleet Investment Advisors; President and Chief Executive Officer, Aeltus Investment Management, Inc.; General Partner, Hellman, Jordan Management Co., Boston, MA; Chief Investment Officer, The Putnam Companies, Boston, MA; Credit Analyst and Lending Officer, Fleet Bank; Director and Consultant, EZE Castle Software (investment order management software); and Director, Midway Pacific (lumber).
P. Jerome Richey Birth Date: February 23, 1949 Trustee Indefinite Term Began serving: September 2013	Principal Occupations: Director or Trustee of the Federated Fund Family; Management Consultant; Retired; formerly, Senior Vice Chancellor and Chief Legal Officer, University of Pittsburgh and Executive Vice President and Chief Legal Officer, CNX Resources Corporation (formerly known as CONSOL Energy Inc.).
Other Directorships Held: None.
Qualifications: Mr. Richey has served in several business and legal management roles and directorship positions throughout his career. Mr. Richey most recently held the positions of Senior Vice Chancellor and Chief Legal Officer, University of Pittsburgh. Mr. Richey previously served as Chairman of the Board, Epilepsy Foundation of Western Pennsylvania and Chairman of the Board, World Affairs Council of Pittsburgh. Mr. Richey previously served as Chief Legal Officer and Executive Vice President, CNX Resources Corporation (formerly known as CONSOL Energy Inc.); and Board Member, Ethics Counsel and Shareholder, Buchanan Ingersoll & Rooney PC (a law firm).
John S. Walsh Birth Date: November 28, 1957 Trustee Indefinite Term Began serving: January 1999	Principal Occupations: Director or Trustee, and Chair of the Board of Directors or Trustees, of the Federated Fund Family; President and Director, Heat Wagon, Inc. (manufacturer of construction temporary heaters); President and Director, Manufacturers Products, Inc. (distributor of portable construction heaters); President, Portable Heater Parts, a division of Manufacturers Products, Inc.
Other Directorships Held: None.
Qualifications: Mr. Walsh has served in several business management roles and directorship positions throughout his career. Mr. Walsh previously served as Vice President, Walsh & Kelly, Inc. (paving contractors).
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OFFICERS
Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
Lori A. Hensler Birth Date: January 6, 1967 TREASURER Officer since: April 2013	Principal Occupations: Principal Financial Officer and Treasurer of the Federated Fund Family; Senior Vice President, Federated Administrative Services; Financial and Operations Principal for Federated Securities Corp. and Edgewood Services, Inc.; and Assistant Treasurer, Federated Investors Trust Company. Ms. Hensler has received the Certified Public Accountant designation.
Previous Positions: Controller of Federated Investors, Inc.; Senior Vice President and Assistant Treasurer, Federated Investors Management Company; Treasurer, Federated Investors Trust Company; Assistant Treasurer, Federated Administrative Services, Federated Administrative Services, Inc., Federated Securities Corp., Edgewood Services, Inc., Federated Advisory Services Company, Federated Equity Management Company of Pennsylvania, Federated Global Investment Management Corp., Federated Investment Counseling, Federated Investment Management Company, Passport Research, Ltd., and Federated MDTA, LLC; Financial and Operations Principal for Federated Securities Corp., Edgewood Services, Inc. and Southpointe Distribution Services, Inc.
Peter J. Germain Birth Date: September 3, 1959 CHIEF LEGAL OFFICER, SECRETARY and EXECUTIVE VICE PRESIDENT Officer since: January 2005	Principal Occupations: Mr. Germain is Chief Legal Officer, Secretary and Executive Vice President of the Federated Fund Family. He is General Counsel, Chief Legal Officer, Secretary and Executive Vice President, Federated Investors, Inc.; Trustee and Senior Vice President, Federated Investors Management Company; Trustee and President, Federated Administrative Services; Director and President, Federated Administrative Services, Inc.; Director and Vice President, Federated Securities Corp.; Director and Secretary, Federated Private Asset Management, Inc.; Secretary, Federated Shareholder Services Company; and Secretary, Retirement Plan Service Company of America. Mr. Germain joined Federated in 1984 and is a member of the Pennsylvania Bar Association.
Previous Positions: Deputy General Counsel, Special Counsel, Managing Director of Mutual Fund Services, Federated Investors, Inc.; Senior Vice President, Federated Services Company; and Senior Corporate Counsel, Federated Investors, Inc.
Stephen Van Meter Birth Date: June 5, 1975 CHIEF COMPLIANCE OFFICER AND SENIOR VICE PRESIDENT Officer since: July 2015	Principal Occupations: Senior Vice President and Chief Compliance Officer of the Federated Fund Family; Vice President and Chief Compliance Officer of Federated Investors, Inc. and Chief Compliance Officer of certain of its subsidiaries. Mr. Van Meter joined Federated in October 2011. He holds FINRA licenses under Series 3, 7, 24 and 66.
Previous Positions: Mr. Van Meter previously held the position of Compliance Operating Officer, Federated Investors, Inc. Prior to joining Federated, Mr. Van Meter served at the United States Securities and Exchange Commission in the positions of Senior Counsel, Office of Chief Counsel, Division of Investment Management and Senior Counsel, Division of Enforcement.
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Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
Deborah A. Cunningham Birth Date: September 15, 1959 CHIEF INVESTMENT OFFICER Officer since: May 2004	Principal Occupations: Deborah A. Cunningham was named Chief Investment Officer of Federated's money market products in 2004. She joined Federated in 1981 and has been a Senior Portfolio Manager since 1997 and an Executive Vice President of the Fund's Adviser since 2009. Ms. Cunningham has received the Chartered Financial Analyst designation and holds an M.S.B.A. in Finance from Robert Morris College.

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Evaluation and Approval of Advisory Contract–May 2019
Federated Government Obligations Tax-Managed Fund (the “Fund”)
At its meetings in May 2019, the Fund's Board of Trustees (the “Board”), including a majority of those Trustees who are not “interested persons” of the Fund, as defined in the Investment Company Act of 1940 (the “Independent Trustees”), reviewed and unanimously approved the continuation of the Fund's investment advisory contract for an additional one-year term. The Board's decision regarding the contract reflects the exercise of its business judgment after considering all of the information received on whether to continue the existing arrangements.
At the request of the Independent Trustees, the Fund's Chief Compliance Officer (the CCO) furnished to the Board in advance of its May 2019 meetings an independent written evaluation presenting on the topics discussed below. The Board considered the CCO's independent written evaluation (the “CCO Fee Evaluation Report”), along with other information, in evaluating the reasonableness of the Fund's management fee and in deciding to approve the continuation of the investment advisory contract. The CCO, in preparing the CCO Fee Evaluation Report, has the authority to retain consultants, experts or staff as reasonably necessary to assist in the performance of his duties, reports directly to the Board, and can be terminated only with the approval of a majority of the Independent Trustees. At the request of the Independent Trustees, the CCO Fee Evaluation Report followed the same general approach and covered the same topics as that of the report that had previously been delivered by the CCO in his capacity as “Senior Officer,” prior to the elimination of the Senior Officer position in December 2017.
The Board also considered judicial decisions concerning allegedly excessive investment advisory fees in making its decision. Using these judicial decisions as a guide, the Board observed that the following factors may be relevant to an adviser's fiduciary duty with respect to its receipt of compensation from a fund: (1) the nature and quality of the services provided by an adviser to a fund and its shareholders (including the performance of the fund, its benchmark and comparable funds); (2) an adviser's cost of providing the services (including the profitability to an adviser of providing advisory services to a fund); (3) the extent to which an adviser may realize “economies of scale” as a fund grows larger and, if such economies of scale exist, whether they have been shared with a fund and its shareholders or the family of funds; (4) any “fall-out” financial benefits that accrue to an adviser because of its relationship with a fund (including research services received from brokers that execute fund trades and any fees paid to affiliates of an adviser for services rendered to a fund); (5) comparative fee and expense structures (including a comparison of fees paid to an adviser with those paid by similar funds both internally and externally as well as
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management fees charged to institutional and other advisory clients of the adviser for what might be viewed as like services); and (6) the extent of care, conscientiousness and independence with which the fund's board members perform their duties and their expertise (including whether they are fully informed about all facts the board deems relevant to its consideration of an adviser's services and fees). The Board noted that the Securities and Exchange Commission (SEC) disclosure requirements regarding the basis for the Board's approval of the Fund's investment advisory contract generally align with the factors listed above. The Board was aware of these factors and was guided by them in its review of the Fund's investment advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.
The Board considered and weighed these factors in light of its substantial accumulated experience in governing the Fund and working with Federated Investment Management Company (the “Adviser”) and its affiliates (collectively, “Federated”) on matters relating to the funds advised by Federated (each, a “Federated Fund”). The Independent Trustees were assisted in their deliberations by independent legal counsel.
In addition to the extensive materials that comprise and accompany the CCO Fee Evaluation Report, the Board received detailed information about the Fund and the Federated organization throughout the year, and in connection with its May meetings at which the Board's formal approval of the advisory and subadvisory contracts occurred. In this regard, Federated provided much of this information at each regular meeting of the Board, and furnished additional information specifically in connection with the May meetings. In the months preceding the May meetings, the Board requested and reviewed written materials prepared by Federated in response to requests on behalf of the Independent Trustees encompassing a wide variety of topics. At the May meetings, in addition to meeting in separate sessions of the Independent Trustees without management present, senior management of the Adviser also met with the Independent Trustees and their counsel to discuss the materials presented and such additional matters as the Independent Trustees deemed reasonably necessary to evaluate the advisory and subadvisory contracts. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose.
The Board's consideration of the investment advisory contract included review of the CCO Fee Evaluation Report, accompanying data and additional information covering the following matters among others: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short-term and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in terms relative to its particular investment program and certain competitor or “peer group” funds and/or other benchmarks, as appropriate) and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses, including the advisory fee and the overall expense structure of the Fund (both
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in absolute terms and relative to similar and/or competing funds), with due regard for contractual or voluntary expense limitations; the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders; the entrepreneurial and other risks assumed by the Adviser in sponsoring the Fund; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated Funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are generally available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated Funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated Funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.
While mindful that courts have cautioned against giving too much weight to comparative information concerning fees charged by other advisers for managing funds with comparable investment programs, the Board has found the use of such comparisons to be relevant to its deliberations. In this regard, the Board was presented with, and considered, information regarding the contractual advisory fee rates, net advisory fee rates, total expense ratios and each element of the Fund's total expense ratio (i.e., gross and net advisory fees, custody fees, portfolio accounting fees and transfer agency fees) relative to an appropriate group of peer funds compiled by Federated using data supplied by independent fund ranking organizations (the “Peer Group”). The Board received a description of the composition and methodology used to select the Peer Group. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because it is believed that they are more relevant. For example, other mutual funds are the products most like the Fund, in that they are readily available to Fund shareholders as alternative investment vehicles. Also, they are the type of investment vehicle, in fact, chosen and maintained by the Fund's investors. The range of their fees and expenses, therefore, appears to be a relevant indicator of what consumers have found to be reasonable in the marketplace in which the Fund competes.
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The Board reviewed the contractual advisory fee rate, net advisory fee rate and other expenses of the Fund and noted the position of the Fund's fee rates relative to its Peer Group. In this regard, the Board noted that the contractual advisory fee rate was above the median of the relevant Peer Group, but the Board noted the applicable waivers and reimbursements, and that the overall expense structure of the Fund remained competitive in the context of other factors considered by the Board.
For comparison, the CCO reviewed the fees charged by Federated for providing advisory services to products other than the Federated Funds (e.g., institutional separate accounts and third-party unaffiliated mutual funds for which Federated serves as sub-adviser) (referenced to as “Comparable Funds/Accounts”). With respect to Comparable Funds/Accounts other than third-party mutual funds, the CCO concluded that they are inherently different products. Those differences include, but are not limited to, different types of targeted investors; different applicable laws and regulations; different legal structures; different average account sizes and portfolio management techniques made necessary by different cash flows and different associated costs; and the time spent by portfolio managers and their teams, as well as personnel in the Funds Financial Services, Legal, Compliance and Risk Management departments, in reviewing securities pricing, addressing different administrative responsibilities, addressing different degrees of risk associated with management and a variety of different costs. The CCO also reviewed the differences in the nature of the services required for Federated to manage its proprietary mutual fund business versus managing a discrete pool of assets as a sub-adviser to another institution's mutual fund, and that Federated generally performs significant additional services and assumes substantially greater risks in managing the Fund and other Federated Funds than in its role as sub-adviser to an unaffiliated third-party mutual fund. The CCO did not consider the fees for providing advisory services to Comparable Funds/Accounts to be determinative in judging the appropriateness of the Federated Funds' advisory fees.
Following such evaluation, and full deliberations, the Board concluded that the fees and expenses of the Fund are reasonable and supported renewal of the Fund's investment advisory contract.
The Board considered the nature, extent and quality of the services provided to the Fund by the Adviser and the resources of the Adviser and its affiliates dedicated to the Fund. In this regard, the Board evaluated, among other things, the Adviser's personnel, experience, track record, financial resources, overall reputation and willingness to invest in personnel and infrastructure that benefit the Fund. In addition, the Board reviewed the qualifications, backgrounds and responsibilities of the portfolio management team primarily responsible for the day-to-day management of the Fund and the Adviser's ability and experience in attracting and retaining qualified personnel to service the Fund. The Board noted the investment research and company engagement capabilities of the Adviser and its affiliates. The Board also noted the compliance program of the
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Adviser and the compliance-related resources provided to the Fund by the Adviser, including the Adviser's commitment to respond to rulemaking initiatives of the SEC. The Fund's ability to deliver competitive performance when compared to its Peer Group was also deemed to be relevant by the Board as a useful indicator of how the Adviser is executing the Fund's investment program. The Adviser's ability to execute this program was one of the Board's considerations in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services warrant the continuation of the investment advisory contract.
In evaluating the Fund's investment performance, the Board considered performance results in light of the Fund's investment objective, strategies and risks, as disclosed in the Fund's prospectus. The Board considered detailed investment reports on the Fund's performance that were provided to the Board throughout the year and in connection with the May meetings. The CCO also reviewed information regarding the performance of other mutual funds in the Peer Group, noting the CCO's view that comparisons to fund peer groups may be helpful, though not conclusive, in evaluating the performance of the Adviser in managing the Fund. The Board considered, in evaluating such comparisons, that in some cases there may be differences in the funds' objectives or investment management techniques, or the costs to implement the funds, even within the same Peer Group.
The Fund's performance fell below the median of the relevant Peer Group for the one-year period covered by the CCO Fee Evaluation Report. The Board discussed the Fund's performance with the Adviser and recognized the efforts being taken by the Adviser. The Board also considered the relatively tight dispersion of performance data with respect to the Fund and its Peer Group.
Following such evaluation, and full deliberations, the Board concluded that the performance of the Fund supported renewal of the Fund's investment advisory contract.
The Board also received financial information about Federated, including information regarding the compensation and ancillary (or “fall-out”) benefits Federated derived from its relationships with the Federated Funds. This information covered not only the fees under the investment advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated Funds under separate contracts (e.g., for serving as the Federated Funds' administrator and distributor). In this regard, the Board considered that certain Federated subsidiaries provide distribution and shareholder services to the Federated Funds, for which they may be compensated through distribution and servicing fees paid pursuant to Rule 12b-1 plans or otherwise. The information also detailed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated Fund trades. In addition, the Board considered the fact that, in order for a Federated Fund to be competitive in the marketplace, the Adviser and its affiliates frequently waived
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fees and/or reimbursed expenses and have disclosed to Federated Fund investors and/or indicated to the Board their intention to do so in the future. Moreover, the Board receives regular reporting as to the institution, adjustment or elimination of these voluntary waivers.
Federated furnished information, requested by the CCO, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the CCO. The CCO noted that, while these cost allocation reports apply consistent allocation processes, the inherent difficulties in allocating costs continues to cause the CCO to question the precision of the process and to conclude that such reports may be unreliable, since a single change in an allocation estimate may dramatically alter the resulting estimate of cost and/or profitability of a Federated Fund and may produce unintended consequences. The allocation information, including the CCO's view that fund-by-fund estimations may be unreliable, was considered in the evaluation by the Board.
The Board and the CCO also reviewed information compiled by Federated comparing its profitability information to other publicly held fund management companies, including information regarding profitability trends over time. In this regard, the CCO concluded that Federated's profit margins did not appear to be excessive. The CCO also noted that Federated appeared financially sound, with the resources necessary to fulfill its obligations under its contracts with the Fund.
The CCO Fee Evaluation Report also discussed the notion of possible realization of “economies of scale” as a fund grows larger, the difficulties of calculating economies of scale at an individual fund level, and the extent to which potential scale benefits are shared with shareholders. In this regard, the Board considered that Federated has made significant and long-term investments in areas that support all of the Federated Funds, such as personnel and processes for the portfolio management, shareholder services, compliance, internal audit and risk management functions, as well as systems technology (including technology relating to cybersecurity) and that the benefits of these investments (as well as any economies of scale, should they exist) were likely to be shared with the Federated Fund family as a whole. The Board noted that Federated's investments in these areas are extensive. In addition, the Board considered that the Adviser and its affiliates have frequently waived fees and/or reimbursed expenses and that this has allowed potential economies of scale to be shared with shareholders. The Board also considered that such waivers and reimbursements can provide protection from an increase in expenses if a Federated Fund's assets decline. Federated, as it does throughout the year, and specifically in connection with the Board's review of the advisory and subadvisory contracts, furnished information relative to revenue sharing or adviser-paid fees. Federated and the CCO noted that this information should be viewed to determine if there was an incentive to either not apply breakpoints, or to apply breakpoints at higher levels, and should not be viewed to determine the
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appropriateness of advisory fees. The Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in the CCO Fee Evaluation Report) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as a fund attains a certain size.
The CCO stated that his observations and the information accompanying the CCO Fee Evaluation Report supported a finding by the Board that the management fee for the Fund was reasonable. Under these circumstances, no changes were recommended to, and no objection was raised to the continuation of, the Fund's investment advisory contract. The CCO also recognized that the Board's evaluation of the Federated Funds' advisory and subadvisory arrangements is a continuing and on-going process that is informed by the information that the Board requests and receives from management throughout the course of the year and, in this regard, the CCO noted certain items for future reporting to the Board or further consideration by management as the Board continues its on-going oversight of the Federated Funds.
In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an investment advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the investment advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund. The Board concluded that, in light of the factors summarized above, including the nature, quality and scope of the services provided to the Fund by the Adviser and its affiliates, continuation of the investment advisory contract was appropriate.
The Board based its decision to approve the investment advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the continuation of the contract reflects its view that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangement.
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Voting Proxies on Fund Portfolio Securities
A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available via the Proxy Voting Record (Form N-PX) link associated with the Fund and share class name at www.FederatedInvestors.com/FundInformation. Form N-PX filings are also available at the SEC's website at www.sec.gov.
Portfolio Schedule
The Fund files with the SEC a complete schedule of its portfolio holdings as of the close of each month on “Form N-MFP.” Form N-MFP is available on the SEC's website at www.sec.gov. You may access Form N-MFP via the link to the Fund and share class name at www.FederatedInvestors.com.
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You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund's sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.
This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

Federated Government Obligations Tax-Managed Fund
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 608919494
CUSIP 60934N856
CUSIP 60934N849
39009 (9/19)
Federated is a registered trademark of Federated Investors, Inc.
2019 ©Federated Investors, Inc.

Annual Shareholder Report
July 31, 2019
Share Class | Ticker	Institutional | MMPXX	Service | MMSXX	Capital | MMLXX
Eagle | MMMXX

Federated Institutional Money Market Management
Fund Established 1974

A Portfolio of Money Market Obligations Trust
IMPORTANT NOTICE REGARDING REPORT DELIVERY
Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund's shareholder reports like this one will no longer be sent by mail, unless you specifically request paper copies of the reports from the Fund or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.
If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund or your financial intermediary electronically by contacting your financial intermediary (such as a broker-dealer or bank); other shareholders may call the Fund at 1-800-341-7400, Option 4.
You may elect to receive all future reports in paper free of charge. You can inform the Fund or your financial intermediary that you wish to continue receiving paper copies of your shareholder reports by contacting your financial intermediary (such as a broker-dealer or bank); other shareholders may call the Fund at 1-800-341-7400, Option 4. Your election to receive reports in paper will apply to all funds held with the Fund complex or your financial intermediary.
The Fund operates as a “Floating Net Asset Value” Money Market Fund.
The Share Price will fluctuate. It is possible to lose money by investing in the Fund.

Not FDIC Insured ■ May Lose Value ■ No Bank Guarantee

Portfolio of Investments Summary Tables (unaudited)
At July 31, 2019, the Fund's portfolio composition1 was as follows:
Security Type	Percentage of Total Net Assets
Commercial Paper and Notes	65.2%
Other Repurchase Agreements and Repurchase Agreements	33.2%
Certificates of Deposit	1.4%
Asset-Backed Security	0.3%
Other Assets and Liabilities—Net[2]	(0.1)%
TOTAL	100.0%
At July 31, 2019, the Fund's effective maturity3 schedule was as follows:
Securities With an Effective Maturity of:	Percentage of Total Net Assets
1-7 Days	49.1%[4]
8-30 Days	23.1%
31-90 Days	17.7%
91-180 Days	10.2%
181 Days or more	0.0%
Other Assets and Liabilities—Net[2]	(0.1)%
TOTAL	100.0%
1	See the Fund's Prospectus and Statement of Additional Information for a description of these investments. With respect to this table, Commercial Paper and Notes may include asset-backed securities, bank notes, collateralized loan agreements, commercial paper, corporate bonds and loan participations with interest rates that are fixed or that reset periodically.
2	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
3	Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940, which regulates money market mutual funds.
4	Overnight securities comprised 35.1% of the Fund's portfolio.
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Portfolio of Investments
July 31, 2019
Principal Amount			Value
		ASSET-BACKED SECURITY—0.3%
		Finance - Automotive—0.3%
$207,096		Westlake Automobile Receivables Trust 2019-1, Class A1, 2.768%, 2/18/2020	$207,151
		CERTIFICATES OF DEPOSIT—1.4%
		Finance - Banking—1.4%
1,000,000		Toronto Dominion Bank, 2.600%, 10/1/2019	1,000,619
	[1]	COMMERCIAL PAPER—43.8%
		Finance - Retail—11.3%
1,400,000		Barton Capital S.A., 2.456%, 8/1/2019	1,400,000
1,800,000		Chariot Funding LLC, 2.314%—2.702%, 9/9/2019 - 12/20/2019	1,791,189
2,600,000		Sheffield Receivables Company LLC, 2.286%—2.635%, 8/15/2019 - 11/8/2019	2,590,564
1,650,000		Old Line Funding, LLC, 2.480%—2.502%, 11/25/2019 - 12/4/2019	1,638,045
500,000		Old Line Funding, LLC, 2.526%, 10/29/2019	497,262
300,000		Thunder Bay Funding, LLC, 2.604%, 9/25/2019	298,822
		TOTAL	8,215,882
		Finance - Commercial—10.0%
2,000,000		Atlantic Asset Securitization LLC, 2.343%, 10/8/2019	1,991,452
2,000,000		CAFCO, LLC, 2.549%, 8/23/2019	1,996,908
2,750,000		CRC Funding, LLC, 2.272%—2.573%, 10/16/2019 - 11/6/2019	2,734,196
500,000		Crown Point Capital Co., LLC, (Credit Suisse AG LIQ), 2.314%, 9/30/2019	498,078
		TOTAL	7,220,634
		Finance - Banking—6.2%
500,000		Svenska Handelsbanken, Stockholm, 2.583%, 9/26/2019	498,017
1,500,000		LMA-Americas LLC, (Credit Agricole Corporate and Investment Bank LIQ), 2.248%—2.522%, 9/24/2019 - 11/27/2019	1,492,642
2,500,000		Nationwide Building Society, 2.314%, 8/30/2019	2,495,348
		TOTAL	4,486,007
		Insurance—3.5%
2,500,000		UnitedHealth Group, Inc., 2.502%, 8/1/2019	2,500,000
		Food & Beverage—1.4%
1,000,000		Nestle Capital Corp., (GTD by Nestle S.A.), 2.620%, 12/23/2019	991,453
		Finance - Securities—8.0%
2,000,000		Chesham Finance LLC Series III, (Societe Generale, Paris COL), 2.301%, 8/5/2019	1,999,489
Annual Shareholder Report
2

Principal Amount			Value
	[1]	COMMERCIAL PAPER—continued
		Finance - Securities—continued
$1,000,000		Collateralized Commercial Paper FLEX Co., LLC, (J.P. Morgan Securities LLC COL), 2.929%, 8/15/2019	$998,880
2,800,000		Great Bridge Capital Co., LLC, 2.440%—2.484%, 8/19/2019 - 8/27/2019	2,796,383
		TOTAL	5,794,752
		Sovereign—3.4%
2,500,000		Kells Funding, LLC, (FMS Wertmanagement AoR LIQ), 2.244%—2.548%, 8/16/2019 - 11/9/2019	2,490,235
		TOTAL COMMERCIAL PAPER (IDENTIFIED COST $31,693,227)	31,698,963
	[2]	NOTES - VARIABLE—21.4%
		Aerospace/Auto—1.3%
1,000,000		Toyota Credit Canada, Inc., (Toyota Motor Corp. SA), 2.534% (1-month USLIBOR +0.170%), 8/8/2019	999,817
		Finance - Retail—0.7%
500,000		Chariot Funding LLC, 2.479% (1-month USLIBOR +0.210%), 8/26/2019	500,218
		Finance - Banking—16.6%
400,000		Alpine Securitization LLC, (Credit Suisse AG LIQ), 2.472% (1-month USLIBOR +0.200%), 8/20/2019	400,000
500,000		Bank of Montreal, 2.524% (1-month USLIBOR +0.160%), 8/6/2019	499,943
1,000,000		Bank of Montreal, 2.534% (1-month USLIBOR +0.170%), 8/7/2019	1,000,044
300,000		Bank of Montreal, 2.789% (3-month USLIBOR +0.210%), 8/1/2019	300,151
500,000		Bank of Nova Scotia, Toronto, 2.438% (3-month USLIBOR +0.100%), 10/10/2019	500,092
500,000		Bank of Nova Scotia, Toronto, 2.470% (1-month USLIBOR +0.170%), 8/19/2019	499,899
500,000		Bank of Nova Scotia, Toronto, 2.660% (Effective Fed Funds +0.270%), 8/1/2019	500,041
500,000		Bank of Nova Scotia, Toronto, 2.660% (Effective Fed Funds +0.270%), 8/1/2019	500,041
500,000		Bedford Row Funding Corp., (GTD by Royal Bank of Canada), 2.502% (1-month USLIBOR +0.240%), 8/20/2019	500,148
500,000		Canadian Imperial Bank of Commerce, 2.531% (3-month USLIBOR +0.220%), 9/27/2019	500,380
1,000,000		National Australia Bank Ltd., Melbourne, 2.458% (1-month USLIBOR +0.160%), 8/19/2019	999,871
500,000		Royal Bank of Canada, 2.462% (3-month USLIBOR +0.140%), 10/16/2019	500,248
1,000,000		Royal Bank of Canada, 2.513% (3-month USLIBOR +0.210%), 10/8/2019	1,000,775
Annual Shareholder Report
3

Principal Amount			Value
	[2]	NOTES - VARIABLE—continued
		Finance - Banking—continued
$500,000		Royal Bank of Canada, 2.542% (3-month USLIBOR +0.210%), 10/3/2019	$500,375
1,000,000		Toronto Dominion Bank, 2.650% (Effective Fed Funds +0.270%), 9/18/2019	999,994
500,000		Toronto Dominion Bank, 2.710% (Effective Fed Funds +0.320%), 8/1/2019	499,998
500,000		Westpac Banking Corp. Ltd., Sydney, 2.500% (3-month USLIBOR +0.180%), 10/2/2019	500,331
1,500,000		Westpac Banking Corp. Ltd., Sydney, 2.556% (1-month USLIBOR +0.190%), 8/9/2019	1,500,000
300,000		Westpac Banking Corp. Ltd., Sydney, 2.690% (Effective Fed Funds +0.300%), 8/1/2019	300,125
		TOTAL	12,002,456
		Finance - Commercial—1.4%
500,000		Crown Point Capital Co., LLC, (Credit Suisse AG LIQ), 2.525% (1-month USLIBOR +0.200%), 8/15/2019	500,000
500,000		Crown Point Capital Co., LLC, (Credit Suisse AG LIQ), 2.564% (1-month USLIBOR +0.200%), 8/6/2019	500,000
		TOTAL	1,000,000
		Finance - Securities—1.4%
500,000		Collateralized Commercial Paper FLEX Co., LLC, (J.P. Morgan Securities LLC COL), 2.381% (1-month USLIBOR +0.120%), 8/23/2019	499,980
500,000		Glencove Funding LLC, (JPMorgan Chase Bank, N.A. COL), 2.568% (1-month USLIBOR +0.180%), 8/5/2019	500,000
		TOTAL	999,980
		TOTAL NOTES - VARIABLE (IDENTIFIED COST $15,500,217)	15,502,471
		OTHER REPURCHASE AGREEMENTS—9.5%
		Finance - Banking—9.5%
1,000,000		BNP Paribas S.A. 2.50%, dated 7/31/2019, interest in a $175,000,000 collateralized loan agreement will repurchase securities provided as collateral for $175,012,153 on 8/1/2019, in which collateralized mortgage obligations and corporate bonds with a market value of $178,512,396 have been received as collateral and held with BNY Mellon as tri-party agent.	1,000,000
500,000		BNP Paribas S.A. 2.65%, dated 5/22/2019, interest in a $75,000,000 collateralized loan agreement will repurchase securities provided as collateral for $75,496,875 on 8/20/2019, in which asset-backed securities and corporate bonds with a market value of $77,007,467 have been received as collateral and held with BNY Mellon as tri-party agent.	500,000
Annual Shareholder Report
4

Principal Amount		Value
	OTHER REPURCHASE AGREEMENTS—continued
	Finance - Banking—continued
$1,600,000	Citigroup Global Markets, Inc., 2.87%, dated 7/31/2019, interest in a $50,000,000 collateralized loan agreement will repurchase securities provided as collateral for $50,003,986 on 8/1/2019, in which asset-backed securities and collateralized mortgage obligations with a market value of $51,094,684 have been received as collateral and held with BNY Mellon as tri-party agent.	$1,600,000
1,000,000	HSBC Securities (USA), Inc., 2.57%, dated 7/31/2019, interest in a $175,000,000 collateralized loan agreement will repurchase securities provided as collateral for $175,012,493 on 8/1/2019, in which corporate bonds with a market value of $178,500,000 have been received as collateral and held with BNY Mellon as tri-party agent.	1,000,000
800,000	Societe Generale, Paris, 2.55%, dated 7/31/2019, interest in a $450,000,000 collateralized loan agreement will repurchase securities provided as collateral for $450,031,875 on 8/1/2019, in which corporate bonds, medium-term notes and sovereign with a market value of $459,032,513 have been received as collateral and held with BNY Mellon as tri-party agent.	800,000
2,000,000	Wells Fargo Securities LLC, 2.52%, dated 7/30/2019, interest in a $2,000,000 collateralized loan agreement will repurchase securities provided as collateral for $2,000,980 on 8/6/2019, in which commercial paper with a market value of $2,040,286 have been received as collateral and held with BNY Mellon as tri-party agent.	2,000,000
	TOTAL OTHER REPURCHASE AGREEMENTS (IDENTIFIED COST $6,900,000)	6,900,000
	REPURCHASE AGREEMENTS—23.7%
	Finance - Banking—23.7%
5,000,000	Interest in $1,250,000,000 joint repurchase agreement 2.56%, dated 7/31/2019 under which Mitsubishi UFJ Securities (USA), Inc. will repurchase securities provided as collateral for $1,250,088,889 on 8/1/2019. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities with various maturities to 6/1/2056 and the market value of those underlying securities was $1,286,601,053.	5,000,000
7,226,000	Interest in $3,000,000,000 joint repurchase agreement 2.56%, dated 7/31/2019 under which Sumitomo Mitsui Banking Corp will repurchase securities provided as collateral for $3,000,213,333 on 8/1/2019. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities with various maturities to 12/1/2048 and the market value of those underlying securities was $3,060,217,600.	7,226,000
Annual Shareholder Report
5

Principal Amount		Value
	REPURCHASE AGREEMENTS—continued
	Finance - Banking—continued
$4,900,000	Interest in $250,000,000 joint repurchase agreement 2.56%, dated 7/31/2019 under which Wells Fargo Securities LLC will repurchase securities provided as collateral for $250,017,778 on 8/1/2019. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities with various maturities to 11/25/2051 and the market value of those underlying securities was $255,140,971.	$4,900,000
	TOTAL REPURCHASE AGREEMENTS (IDENTIFIED COST $17,126,000)	17,126,000
	TOTAL INVESTMENT IN SECURITIES—100.1% (IDENTIFIED COST $72,426,540)[3]	72,435,204
	OTHER ASSETS AND LIABILITES - NET—(0.1)%[4]	(70,551)
	TOTAL NET ASSETS—100%	$72,364,653
1	Discount rate at time of purchase for discount issues, or the coupon for interest-bearing issues.
2	Current rate and current maturity or next reset date shown for floating/variable rate notes.
3	Also represents cost for federal tax purposes.
4	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Note: The categories of investments are shown as a percentage of total net assets at July 31, 2019.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
As of July 31, 2019, all investments of the Fund utilized Level 2 inputs in valuing the Fund's assets carried at fair value.
The following acronyms are used throughout this portfolio:
COL	—Collateralized
GTD	—Guaranteed
LIBOR	—London Interbank Offered Rate
LIQ	—Liquidity Agreement
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
6

Financial Highlights–Institutional Shares
(For a Share Outstanding Throughout Each Period)
Year Ended July 31	2019	2018	2017	2016	2015
Net Asset Value, Beginning of Period	$0.9997	$1.0001	$1.0000	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.0238	0.0157	0.0067	0.003	0.001
Net realized gain (loss)	0.0001	(0.0004)	0.0001	0.000[1]	0.000[1]
TOTAL FROM INVESTMENT OPERATIONS	0.0239	0.0153	0.0068	0.003	0.001
Less Distributions:
Distributions from net investment income	(0.0238)	(0.0157)	(0.0067)	(0.003)	(0.001)
Distributions from net realized gain	(0.0000)[2]	(0.0000)[2]	(0.0000)[2]	(0.000)[1]	(0.000)[1]
TOTAL DISTRIBUTIONS	(0.0238)	(0.0157)	(0.0067)	(0.003)	(0.001)
Net Asset Value, End of Period	$0.9998	$0.9997	$1.0001	$1.00	$1.00
Total Return[3]	2.42%	1.54%	0.68%	0.33%	0.11%
Ratios to Average Net Assets:
Net expenses	0.15%	0.15%	0.15%	0.16%	0.15%
Net investment income	2.39%	1.47%	0.43%	0.36%	0.11%
Expense waiver/reimbursement[4]	1.02%	0.81%	0.18%	0.14%	0.14%
Supplemental Data:
Net assets, end of period (000 omitted)	$66,410	$34,986	$59,661	$7,243,840	$4,055,957
1	Represents less than $0.001.
2	Represents less than $0.0001.
3	Based on net asset value.
4	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
7

Financial Highlights–Service Shares
(For a Share Outstanding Throughout Each Period)
Year Ended July 31	2019	2018	2017	2016	2015
Net Asset Value, Beginning of Period	$0.9997	$1.0001	$1.0000	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.0213	0.0133	0.0043	0.001	0.000[1]
Net realized gain (loss)	0.0000[2]	(0.0005)	0.0000[2]	0.000[1]	0.000[1]
TOTAL FROM INVESTMENT OPERATIONS	0.0213	0.0128	0.0043	0.001	0.000[1]
Less Distributions:
Distributions from net investment income	(0.0213)	(0.0132)	(0.0042)	(0.001)	(0.000)[1]
Distributions from net realized gain	(0.0000)[2]	(0.0000)[2]	(0.0000)[2]	(0.000)[1]	(0.000)[1]
TOTAL DISTRIBUTIONS	(0.0213)	(0.0132)	(0.0042)	(0.001)	(0.000)[1]
Net Asset Value, End of Period	$0.9997	$0.9997	$1.0001	$1.00	$1.00
Total Return[3]	2.15%	1.28%	0.43%	0.11%	0.01%
Ratios to Average Net Assets:
Net expenses	0.40%	0.40%	0.40%	0.37%	0.25%
Net investment income	2.16%	1.25%	0.18%	0.11%	0.01%
Expense waiver/reimbursement[4]	1.02%	0.85%	0.16%	0.17%	0.30%
Supplemental Data:
Net assets, end of period (000 omitted)	$560	$499	$1,017	$156,150	$143,823
1	Represents less than $0.001.
2	Represents less than $0.0001.
3	Based on net asset value.
4	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
8

Financial Highlights–Capital Shares
(For a Share Outstanding Throughout Each Period)
Year Ended July 31	2019	2018	2017	2016	2015
Net Asset Value, Beginning of Period	$0.9997	$1.0001	$1.0000	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.0228	0.0147	0.0058	0.002	0.000[1]
Net realized gain (loss)	0.0001	(0.0004)	(0.0000)[2]	0.000[1]	0.000[1]
TOTAL FROM INVESTMENT OPERATIONS	0.0229	0.0143	0.0058	0.002	0.000[1]
Less Distributions:
Distributions from net investment income	(0.0228)	(0.0147)	(0.0057)	(0.002)	(0.000)[1]
Distributions from net realized gain	(0.0000)[2]	(0.0000)[2]	(0.0000)[2]	(0.000)[1]	(0.000)[1]
TOTAL DISTRIBUTIONS	(0.0228)	(0.0147)	(0.0057)	(0.002)	(0.000)[1]
Net Asset Value, End of Period	$0.9998	$0.9997	$1.0001	$1.00	$1.00
Total Return[3]	2.32%	1.44%	0.58%	0.23%	0.02%
Ratios to Average Net Assets:
Net expenses	0.25%	0.25%	0.25%	0.26%	0.25%
Net investment income	2.28%	1.44%	0.28%	0.18%	0.02%
Expense waiver/reimbursement[4]	1.04%	0.86%	0.21%	0.14%	0.15%
Supplemental Data:
Net assets, end of period (000 omitted)	$178	$174	$172	$8,350	$105,175
1	Represents less than $0.001.
2	Represents less than $0.0001.
3	Based on net asset value.
4	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
9

Financial Highlights–Eagle Shares
(For a Share Outstanding Throughout Each Period)
Year Ended July 31	2019	2018	2017	2016	2015
Net Asset Value, Beginning of Period	$0.9997	$1.0001	$1.0000	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.0218	0.0137	0.0044	0.001	0.000[1]
Net realized gain (loss)	0.0001	(0.0004)	0.0001	0.000[1]	0.000[1]
TOTAL FROM INVESTMENT OPERATIONS	0.0219	0.0133	0.0045	0.001	0.000[1]
Less Distributions:
Distributions from net investment income	(0.0218)	(0.0137)	(0.0044)	(0.001)	(0.000)[1]
Distributions from net realized gain	(0.0000)[2]	(0.0000)[2]	(0.0000)[2]	(0.000)[1]	(0.000)[1]
TOTAL DISTRIBUTIONS	(0.0218)	(0.0137)	(0.0044)	(0.001)	(0.000)[1]
Net Asset Value, End of Period	$0.9998	$0.9997	$1.0001	$1.00	$1.00
Total Return[3]	2.21%	1.33%	0.46%	0.12%	0.01%
Ratios to Average Net Assets:
Net expenses	0.35%	0.35%	0.38%	0.37%	0.25%
Net investment income	2.18%	1.32%	0.43%	0.11%	0.01%
Expense waiver/reimbursement[4]	1.04%	0.85%	0.34%	0.17%	0.30%
Supplemental Data:
Net assets, end of period (000 omitted)	$5,216	$6,275	$7,418	$12,520	$15,889
1	Represents less than $0.001.
2	Represents less than $0.0001.
3	Based on net asset value.
4	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
10

Statement of Assets and Liabilities
July 31, 2019
Assets:
Investment in repurchase agreements and other repurchase agreements	$24,026,000
Investment in securities	48,409,204
Investment in securities, at value (identified cost $72,426,540)		$72,435,204
Cash		39,286
Income receivable		42,452
TOTAL ASSETS		72,516,942
Liabilities:
Income distribution payable	$28,033
Payable for investment adviser fee (Note 5)	2,147
Payable for administrative fees (Note 5)	157
Payable for transfer agent fee	41,401
Payable for auditing fees	21,400
Payable for portfolio accounting fees	33,143
Payable for other service fees (Notes 2 and 5)	2,296
Payable for share registration costs	16,906
Accrued expenses (Note 5)	6,806
TOTAL LIABILITIES		152,289
Net assets for 72,381,635 shares outstanding		$72,364,653
Net Assets Consist of:
Paid-in capital		$72,355,933
Total distributable earnings (loss)		8,720
TOTAL NET ASSETS		$72,364,653
Net Asset Value, Offering Price and Redemption Proceeds Per Share
Institutional Shares:
$66,410,238 ÷ 66,425,811 shares outstanding, no par value, unlimited shares authorized		$0.9998
Service Shares:
$559,922 ÷ 560,104 shares outstanding, no par value, unlimited shares authorized		$0.9997
Capital Shares:
$178,291 ÷ 178,332 shares outstanding, no par value, unlimited shares authorized		$0.9998
Eagle Shares:
$5,216,202 ÷ 5,217,388 shares outstanding, no par value, unlimited shares authorized		$0.9998
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
11

Statement of Operations
Year Ended July 31, 2019
Investment Income:
Interest			$1,397,439
Expenses:
Investment adviser fee (Note 5)		$109,884
Administrative fee (Note 5)		44,247
Custodian fees		22,426
Transfer agent fee		164,654
Directors'/Trustees' fees (Note 5)		789
Auditing fees		21,400
Legal fees		11,888
Portfolio accounting fees		133,448
Other service fees (Notes 2 and 5)		13,842
Share registration costs		73,584
Printing and postage		18,379
Miscellaneous (Note 5)		46,564
TOTAL EXPENSES		661,105
Waiver and Reimbursements (Note 5):
Waiver of investment adviser fee	$(109,884)
Reimbursements of other operating expenses	(452,275)
TOTAL WAIVER AND REIMBURSEMENTS		(562,159)
Net expenses			98,946
Net investment income			1,298,493
Realized and Unrealized Gain (Loss) on Investments:
Net realized gain on investments			197
Net change in unrealized appreciation of investments			5,459
Change in net assets resulting from operations			$1,304,149
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
12

Statement of Changes in Net Assets
Year Ended July 31	2019	2018
Increase (Decrease) in Net Assets
Operations:
Net investment income	$1,298,493	$1,033,914
Net realized gain	197	196
Net change in unrealized appreciation/depreciation	5,459	(14,282)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	1,304,149	1,019,828
Distributions to Shareholders (Note 2):
Institutional Shares	(1,148,690)	(958,407)
Service Shares	(11,545)	(8,773)
Capital Shares	(4,019)	(2,535)
Eagle Shares	(134,589)	(92,435)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(1,298,843)	(1,062,150)
Share Transactions:
Proceeds from sale of shares	142,345,567	172,276,581
Net asset value of shares issued to shareholders in payment of distributions declared	1,035,586	870,937
Cost of shares redeemed	(112,956,617)	(199,439,663)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	30,424,536	(26,292,145)
Change in net assets	30,429,842	(26,334,467)
Net Assets:
Beginning of period	41,934,811	68,269,278
End of period	$72,364,653	$41,934,811
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
13

Notes to Financial Statements
July 31, 2019
1. ORGANIZATION
Money Market Obligations Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of 20 portfolios. The financial statements included herein are only those of Federated Institutional Money Market Management (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers four classes of shares: Institutional Shares, Service Shares, Capital Shares and Eagle Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The investment objective of the Fund is to provide current income consistent with stability of principal.
The Fund operates as an institutional money market fund. As an institutional money market fund, the Fund: (1) will not be limited to institutional investors, but will continue to be available to retail investors; (2) will utilize current market-based prices (except as otherwise generally permitted to value individual portfolio securities with remaining maturities of 60 days or less at amortized cost in accordance with Securities and Exchange Commission (SEC) rules and guidance) to value its portfolio securities and transact at a floating net asset value (NAV) that uses four decimal-place precision ($1.0000); and (3) has adopted policies and procedures to impose liquidity fees on redemptions and/or temporary redemption gates in the event that the Fund's weekly liquid assets were to fall below a designated threshold, if the Fund's Board of Trustees (the “Trustees”) determine such liquidity fees or redemption gates are in the best interest of the Fund.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
In calculating its NAV, the Fund generally values investments as follows:
■	Fixed-income securities with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	Fixed-income securities with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium), unless the issuer's creditworthiness is impaired or other factors indicate that amortized cost is not an accurate estimate of the investment's fair value, in which case it would be valued in the same manner as a longer-term security. The Fund may only use this method to value a portfolio security when it can reasonably conclude, at each time it makes a valuation determination, that the amortized cost price of the portfolio security is approximately the same as the fair value of the security as determined without the use of amortized cost valuation.
■	Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or
Annual Shareholder Report
14

dealers, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, or if information furnished by a pricing service, in the opinion of the valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share.
Fair Valuation Procedures
The Trustees have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated Investment Management Company (the “Adviser”) and certain of the Adviser's affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
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Repurchase Agreements
The Fund may invest in repurchase agreements for short-term liquidity purposes. It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.
The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.
The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.
Repurchase agreements are subject to Master Netting Agreements which are agreements between the Fund and its counterparties that provide for the net settlement of all transactions and collateral with the Fund, through a single payment, in the event of default or termination. Amounts presented on the Portfolio of Investments and Statement of Assets and Liabilities are not net settlement amounts but gross. As indicated above, the cash or securities to be repurchased, as shown on the Portfolio of Investments, exceeds the repurchase price to be paid under the agreement reducing the net settlement amount to zero.
Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income, if any, are declared daily and paid monthly. Amortization/accretion of premium and discount is included in investment income. Investment income, realized and unrealized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that select classes will bear certain expenses unique to those classes. The detail of the total fund expense waiver and reimbursements of $562,159 is disclosed in various locations in Note 5.
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Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses. The distributions disclosed on the Statement of Changes in Net Assets for the year ended July 31, 2018, were from the following sources:
Net Investment Income
Institutional Shares	$932,978
Service Shares	8,493
Capital Shares	2,475
Eagle Shares	89,984

Net Realized Gain
Institutional Shares	$25,429
Service Shares	280
Capital Shares	60
Eagle Shares	2,451
Undistributed net investment income at July 31, 2018, was $13.
Other Service Fees
The Fund may pay other service fees up to 0.25% of the average daily net assets of the Fund's Institutional Shares, Service Shares, Capital Shares and Eagle Shares to unaffiliated financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for other service fees. This waiver can be modified or terminated at any time. For the year ended July 31, 2019, other service fees for the Fund were as follows:
Other Service Fees Incurred
Service Shares	$1,331
Capital Shares	176
Eagle Shares	12,335
TOTAL	$13,842
For the year ended July 31, 2019, the Fund's Institutional Shares did not incur other service fees.
Federal Taxes
It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the year ended July 31, 2019, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of July 31, 2019, tax years 2016 through 2019 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.
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When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
Restricted Securities
The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer's expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. The Fund's restricted securities, like other securities, are priced in accordance with procedures established by and under the general supervision of the Trustees.
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated. The Fund applies investment company accounting and reporting guidance.
3. SHARES OF BENEFICIAL INTEREST
The following tables summarize share activity:
Year Ended July 31	2019		2018
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	135,212,731	$135,174,476	163,611,133	$163,548,096
Shares issued to shareholders in payment of distributions declared	901,344	901,079	778,657	778,311
Shares redeemed	(104,684,242)	(104,656,035)	(189,049,044)	(188,962,888)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	31,429,833	$31,419,520	(24,659,254)	$(24,636,481)
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Year Ended July 31	2019		2018
Service Shares:	Shares	Amount	Shares	Amount
Shares sold	6,640,600	$6,638,191	8,078,626	$8,075,565
Shares issued to shareholders in payment of distributions declared	419	419	266	266
Shares redeemed	(6,580,380)	(6,578,052)	(8,596,576)	(8,593,460)
NET CHANGE RESULTING FROM SERVICE SHARE TRANSACTIONS	60,639	$60,558	(517,684)	$(517,629)

Year Ended July 31	2019		2018
Capital Shares:	Shares	Amount	Shares	Amount
Shares sold	—	$—	—	$—
Shares issued to shareholders in payment of distributions declared	4,015	4,015	2,536	2,535
Shares redeemed	—	—	(277)	(277)
NET CHANGE RESULTING FROM CAPITAL SHARE TRANSACTIONS	4,015	$4,015	2,259	$2,258

Year Ended July 31	2019		2018
Eagle Shares:	Shares	Amount	Shares	Amount
Shares sold	533,095	$532,900	653,310	$652,920
Shares issued to shareholders in payment of distributions declared	130,111	130,073	89,862	89,825
Shares redeemed	(1,722,936)	(1,722,530)	(1,883,764)	(1,883,038)
NET CHANGE RESULTING FROM EAGLE SHARE TRANSACTIONS	(1,059,730)	$(1,059,557)	(1,140,592)	$(1,140,293)
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	30,434,757	$30,424,536	(26,315,271)	$(26,292,145)
4. FEDERAL TAX INFORMATION
The tax character of distributions as reported on the Statement of Changes in Net Assets for the years ended July 31, 2019 and 2018, was as follows:
	2019	2018
Ordinary income[1]	$1,298,843	$1,062,150
1	For tax purposes, short-term capital gain distributions are considered ordinary income distributions.
As of July 31, 2019, the components of distributable earnings on a tax-basis were as follows:
Undistributed ordinary income[2]	$56
Net unrealized appreciation	$8,664
2	For tax purposes, short-term capital gains are considered ordinary income in determining distributable earnings.
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At July 31, 2019, the cost of investments for federal tax purposes was $72,426,540. The net unrealized appreciation of investments for federal tax purposes was $8,664. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $9,259 and net unrealized depreciation from investments for those securities having an excess of cost over value of $595.
5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.20% of the Fund's average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee and/or reimburse certain other operating expenses of the Fund. For the year ended July 31, 2019, the Adviser voluntarily waived its entire fee of $109,884 and voluntarily reimbursed $452,275 of other operating expenses.
Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. For purposes of determining the appropriate rate breakpoint, “Investment Complex” is defined as all of the Federated Funds subject to a fee under the Administrative Services Agreement. The fee paid to FAS is based on the average daily net assets of the Investment Complex as specified below:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.100%	on assets up to $50 billion
0.075%	on assets over $50 billion
Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the year ended July 31, 2019, the annualized fee paid to FAS was 0.081% of average daily net assets of the Fund.
In addition, FAS may charge certain out-of-pocket expenses to the Fund.
Other Service Fees
For the year ended July 31, 2019, FSSC received $14,106 of the other service fees disclosed in Note 2.
Expense Limitation
Due to the possibility of changes in market conditions and other factors, there can be no assurance that the level of waivers/reimbursement/reduction of Fund expenses reflected in the financial highlights will be maintained in the future. However, the Adviser and certain of its affiliates (which may include FAS and FSSC) on their own initiative have agreed to waive certain amounts of their respective fees and/or reimburse expenses. Total annual fund operating expenses (as shown in the financial highlights, excluding interest expense, extraordinary expenses and proxy-related expenses paid by the Fund, if any) paid by the Fund's Institutional Shares, Service Shares, Capital Shares and Eagle Shares (after the voluntary waivers and/or reimbursements) will not exceed 0.15%, 0.40%, 0.25% and 0.40% (the “Fee Limit”), respectively, up to but not including the later of (the “Termination
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Date”): (a) October 1, 2020; or (b) the date of the Fund's next effective Prospectus. While the Adviser and its applicable affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.
Directors'/Trustees' and Miscellaneous Fees
Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Directors'/Trustees' fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Adviser which in due course are reimbursed by the Fund. These expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses may be included in Accrued and Miscellaneous Expenses on the Statement of Assets and Liabilities and Statement of Operations, respectively.
6. CONCENTRATION OF RISK
A substantial part of the Fund's portfolio may be comprised of obligations of banks. As a result, the Fund may be more susceptible to any economic, business, political or other developments which generally affect these entities.
7. LINE OF CREDIT
The Fund participates with certain other Federated Funds, on a several basis, in an up to $500,000,000 unsecured, 364-day, committed, revolving line of credit (LOC) agreement. The LOC was made available to finance temporarily the repurchase or redemption of shares of the Fund, failed trades, payment of dividends, settlement of trades and for other short-term, temporary or emergency general business purposes. The Fund cannot borrow under the LOC if an inter-fund loan is outstanding. The Fund's ability to borrow under the LOC also is subject to the limitations of the Act and various conditions precedent that must be satisfied before the Fund can borrow. Loans under the LOC are charged interest at a fluctuating rate per annum equal to the highest, on any day, of (a) (i) the federal funds effective rate, (ii) the one month London Interbank Offered Rate (LIBOR), and (iii) 0.0%, plus (b) a margin. The LOC also requires the Fund to pay, quarterly in arrears and at maturity, its pro rata share of a commitment fee based on the amount of the lenders' commitment that has not been utilized. As of July 31, 2019, the Fund had no outstanding loans. During the year ended July 31, 2019, the Fund did not utilize the LOC.
8. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of July 31, 2019, there were no outstanding loans. During the year ended July 31, 2019, the program was not utilized.
9. FEDERAL TAX INFORMATION (UNAUDITED)
For the fiscal year ended July 31, 2019, 87.52% of dividends paid by the Fund are interest related dividends, as provided by the American Jobs Creation Act of 2004.
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Report of Independent Registered Public Accounting Firm
TO THE board of trustees OF Money Market Obligations trust and shareholders of Federated Institutional Money Market Management:
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities of Federated Institutional Money Market Management (the “Fund”) (one of the portfolios constituting Money Market Obligations Trust (the “Trust”)), including the portfolio of investments, as of July 31, 2019, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund (one of the funds constituting Money Market Obligations Trust) at July 31, 2019, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and its financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements are the responsibility of the Trust's management. Our responsibility is to express an opinion on the Fund's financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust's internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting, but not for the purpose of expressing an opinion on the effectiveness of the Trust's internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of July 31, 2019, by correspondence with the custodian and others or by other appropriate auditing procedures where replies from others were not
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received. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.
We have served as the auditor of one or more Federated investment companies since 1979.
Boston, Massachusetts
September 23, 2019
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Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or other service fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from February 1, 2019 to July 31, 2019.
ACTUAL EXPENSES
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
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Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.
	Beginning Account Value 2/1/2019	Ending Account Value 7/31/2019	Expenses Paid During Period[1]
Actual:
Institutional Shares	$1,000	$1,012.50	$0.75
Service Shares	$1,000	$1,011.10	$1.99
Capital Shares	$1,000	$1,012.00	$1.25
Eagle Shares	$1,000	$1,011.50	$1.75[2]
Hypothetical (assuming a 5% return before expenses):
Institutional Shares	$1,000	$1,024.10	$0.75
Service Shares	$1,000	$1,022.80	$2.01
Capital Shares	$1,000	$1,023.60	$1.25
Eagle Shares	$1,000	$1,023.00	$1.76[2]
1	Expenses are equal to the Fund's annualized net expense ratios, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half-year period). The annualized net expense ratios are as follows:

Institutional Shares	0.15%
Service Shares	0.40%
Capital Shares	0.25%
Eagle Shares	0.35%
2	Actual and Hypothetical expenses paid during the period utilizing the Fund's Eagle Shares current Fee Limit of 0.40% (as reflected in the Notes to Financial Statements, Note 5 under Expense Limitation), multiplied by the average account value over the period, multiplied by 181/365 (to reflect expenses paid as if they had been in effect throughout the most recent one-half-year period) would be $1.99 and $2.01, respectively.
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Board of Trustees and Trust Officers
The Board of Trustees is responsible for managing the Trust's business affairs and for exercising all the Trust's powers except those reserved for the shareholders. The following tables give information about each Trustee and the senior officers of the Fund. Where required, the tables separately list Trustees who are “interested persons” of the Fund (i.e., “Interested” Trustees) and those who are not (i.e., “Independent” Trustees). Unless otherwise noted, the address of each person listed is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA 15222. The address of all Independent Trustees listed is 4000 Ericsson Drive, Warrendale, PA 15086-7561; Attention: Mutual Fund Board. As of December 31, 2018, the Trust comprised 21 portfolio(s), and the Federated Fund Family consisted of 40 investment companies (comprising 102 portfolios). Unless otherwise noted, each Officer is elected annually. Unless otherwise noted, each Trustee oversees all portfolios in the Federated Fund Family and serves for an indefinite term. The Fund's Statement of Additional Information includes additional information about Trust Trustees and is available, without charge and upon request, by calling 1-800-341-7400.
Interested TRUSTEES Background
Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
J. Christopher Donahue* Birth Date: April 11, 1949 President and Trustee Indefinite Term Began serving: April 1989	Principal Occupations: Principal Executive Officer and President of certain of the Funds in the Federated Fund Family; Director or Trustee of the Funds in the Federated Fund Family; President, Chief Executive Officer and Director, Federated Investors, Inc.; Chairman and Trustee, Federated Investment Management Company; Trustee, Federated Investment Counseling; Chairman and Director, Federated Global Investment Management Corp.; Chairman and Trustee, Federated Equity Management Company of Pennsylvania; Trustee, Federated Shareholder Services Company; Director, Federated Services Company.
Previous Positions: President, Federated Investment Counseling; President and Chief Executive Officer, Federated Investment Management Company, Federated Global Investment Management Corp. and Passport Research, Ltd; Chairman, Passport Research, Ltd.
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Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
Thomas R. Donahue* Birth Date: October 20, 1958 Trustee Indefinite Term Began serving: May 2016	Principal Occupations: Director or Trustee of certain of the funds in the Federated Fund Family; Chief Financial Officer, Treasurer, Vice President and Assistant Secretary, Federated Investors, Inc.; Chairman and Trustee, Federated Administrative Services; Chairman and Director, Federated Administrative Services, Inc.; Trustee and Treasurer, Federated Advisory Services Company; Director or Trustee and Treasurer, Federated Equity Management Company of Pennsylvania, Federated Global Investment Management Corp., Federated Investment Counseling, and Federated Investment Management Company; Director, MDTA LLC; Director, Executive Vice President and Assistant Secretary, Federated Securities Corp.; Director or Trustee and Chairman, Federated Services Company and Federated Shareholder Services Company; and Director and President, FII Holdings, Inc.
Previous Positions: Director, Federated Investors, Inc.; Assistant Secretary, Federated Investment Management Company, Federated Global Investment Management Company and Passport Research, LTD; Treasurer, Passport Research, LTD; Executive Vice President, Federated Securities Corp.; and Treasurer, FII Holdings, Inc.
*	Family relationships and reasons for “interested” status: J. Christopher Donahue and Thomas R. Donahue are brothers. Both are “interested” due to their beneficial ownership of shares of Federated Investors, Inc. and the positions they hold with Federated and its subsidiaries.
INDEPENDENT TRUSTEES Background
Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
John T. Collins Birth Date: January 24, 1947 Trustee Indefinite Term Began serving: September 2013	Principal Occupations: Director or Trustee of the Federated Fund Family; formerly, Chairman and CEO, The Collins Group, Inc. (a private equity firm) (Retired).
Other Directorships Held: Director, Chairman of the Compensation Committee, KLX Energy Services Holdings, Inc. (oilfield services); former Director of KLX Corp. (aerospace).
Qualifications: Mr. Collins has served in several business and financial management roles and directorship positions throughout his career. Mr. Collins previously served as Chairman and CEO of The Collins Group, Inc. (a private equity firm) and as a Director of KLX Corp. Mr. Collins serves as Chairman Emeriti, Bentley University. Mr. Collins previously served as Director and Audit Committee Member, Bank of America Corp.; Director, FleetBoston Financial Corp.; and Director, Beth Israel Deaconess Medical Center (Harvard University Affiliate Hospital).
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Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
G. Thomas Hough Birth Date: February 28, 1955 Trustee Indefinite Term Began serving: August 2015	Principal Occupations: Director or Trustee of the Federated Fund Family; formerly, Vice Chair, Ernst & Young LLP (public accounting firm) (Retired).
Other Directorships Held: Director, Member of Governance and Compensation Committees, Publix Super Markets, Inc.; Director, Chair of the Audit Committee, Equifax, Inc.; Director, Member of the Audit Committee, Haverty Furniture Companies, Inc.
Qualifications: Mr. Hough has served in accounting, business management and directorship positions throughout his career. Mr. Hough most recently held the position of Americas Vice Chair of Assurance with Ernst & Young LLP (public accounting firm). Mr. Hough serves on the President's Cabinet and Business School Board of Visitors for the University of Alabama and is on the Business School Board of Visitors for Wake Forest University. Mr. Hough previously served as an Executive Committee member of the United States Golf Association.
Maureen Lally-Green Birth Date: July 5, 1949 Trustee Indefinite Term Began serving: August 2009	Principal Occupations: Director or Trustee of the Federated Fund Family; Adjunct Professor of Law, Duquesne University School of Law; formerly, Dean of the Duquesne University School of Law and Professor of Law and Interim Dean of the Duquesne University School of Law; formerly, Associate General Secretary and Director, Office of Church Relations, Diocese of Pittsburgh.
Other Directorships Held: Director, CNX Resources Corporation (formerly known as CONSOL Energy Inc.).
Qualifications: Judge Lally-Green has served in various legal and business roles and directorship positions throughout her career. Judge Lally-Green previously held the position of Dean of the School of Law of Duquesne University (as well as Interim Dean). Judge Lally-Green previously served as a member of the Superior Court of Pennsylvania and as a Professor of Law, Duquesne University School of Law. Judge Lally-Green also currently holds the positions on not for profit or for profit boards of directors as follows: Director and Chair, UPMC Mercy Hospital; Director and Vice Chair, Our Campaign for the Church Alive!, Inc.; Regent, Saint Vincent Seminary; Member, Pennsylvania State Board of Education (public); and Director CNX Resources Corporation (formerly known as CONSOL Energy Inc.). Judge Lally-Green has held the positions of: Director, Auberle; Director, Epilepsy Foundation of Western and Central Pennsylvania; Director, Ireland Institute of Pittsburgh; Director, Saint Thomas More Society; Director and Chair, Catholic High Schools of the Diocese of Pittsburgh, Inc.; Director, Pennsylvania Bar Institute; Director, St. Vincent College; and Director and Chair, North Catholic High School, Inc.
Charles F. Mansfield, Jr. Birth Date: April 10, 1945 Trustee Indefinite Term Began serving: January 1999	Principal Occupations: Director or Trustee of the Federated Fund Family; Management Consultant and Author.
Other Directorships Held: None.
Qualifications: Mr. Mansfield has served as a Marine Corps officer and in several banking, business management, educational roles and directorship positions throughout his long career. He remains active as a Management Consultant and Author.
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Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
Thomas M. O'Neill Birth Date: June 14, 1951 Trustee Indefinite Term Began serving: August 2006	Principal Occupations: Director or Trustee, Chair of the Audit Committee of the Federated Fund Family; Sole Proprietor, Navigator Management Company (investment and strategic consulting).
Other Directorships Held: None.
Qualifications: Mr. O'Neill has served in several business, mutual fund and financial management roles and directorship positions throughout his career. Mr. O'Neill serves as Director, Medicines for Humanity and Director, The Golisano Children's Museum of Naples, Florida. Mr. O'Neill previously served as Chief Executive Officer and President, Managing Director and Chief Investment Officer, Fleet Investment Advisors; President and Chief Executive Officer, Aeltus Investment Management, Inc.; General Partner, Hellman, Jordan Management Co., Boston, MA; Chief Investment Officer, The Putnam Companies, Boston, MA; Credit Analyst and Lending Officer, Fleet Bank; Director and Consultant, EZE Castle Software (investment order management software); and Director, Midway Pacific (lumber).
P. Jerome Richey Birth Date: February 23, 1949 Trustee Indefinite Term Began serving: September 2013	Principal Occupations: Director or Trustee of the Federated Fund Family; Management Consultant; Retired; formerly, Senior Vice Chancellor and Chief Legal Officer, University of Pittsburgh and Executive Vice President and Chief Legal Officer, CNX Resources Corporation (formerly known as CONSOL Energy Inc.).
Other Directorships Held: None.
Qualifications: Mr. Richey has served in several business and legal management roles and directorship positions throughout his career. Mr. Richey most recently held the positions of Senior Vice Chancellor and Chief Legal Officer, University of Pittsburgh. Mr. Richey previously served as Chairman of the Board, Epilepsy Foundation of Western Pennsylvania and Chairman of the Board, World Affairs Council of Pittsburgh. Mr. Richey previously served as Chief Legal Officer and Executive Vice President, CNX Resources Corporation (formerly known as CONSOL Energy Inc.); and Board Member, Ethics Counsel and Shareholder, Buchanan Ingersoll & Rooney PC (a law firm).
John S. Walsh Birth Date: November 28, 1957 Trustee Indefinite Term Began serving: January 1999	Principal Occupations: Director or Trustee, and Chair of the Board of Directors or Trustees, of the Federated Fund Family; President and Director, Heat Wagon, Inc. (manufacturer of construction temporary heaters); President and Director, Manufacturers Products, Inc. (distributor of portable construction heaters); President, Portable Heater Parts, a division of Manufacturers Products, Inc.
Other Directorships Held: None.
Qualifications: Mr. Walsh has served in several business management roles and directorship positions throughout his career. Mr. Walsh previously served as Vice President, Walsh & Kelly, Inc. (paving contractors).
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OFFICERS
Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
Lori A. Hensler Birth Date: January 6, 1967 TREASURER Officer since: April 2013	Principal Occupations: Principal Financial Officer and Treasurer of the Federated Fund Family; Senior Vice President, Federated Administrative Services; Financial and Operations Principal for Federated Securities Corp. and Edgewood Services, Inc.; and Assistant Treasurer, Federated Investors Trust Company. Ms. Hensler has received the Certified Public Accountant designation.
Previous Positions: Controller of Federated Investors, Inc.; Senior Vice President and Assistant Treasurer, Federated Investors Management Company; Treasurer, Federated Investors Trust Company; Assistant Treasurer, Federated Administrative Services, Federated Administrative Services, Inc., Federated Securities Corp., Edgewood Services, Inc., Federated Advisory Services Company, Federated Equity Management Company of Pennsylvania, Federated Global Investment Management Corp., Federated Investment Counseling, Federated Investment Management Company, Passport Research, Ltd., and Federated MDTA, LLC; Financial and Operations Principal for Federated Securities Corp., Edgewood Services, Inc. and Southpointe Distribution Services, Inc.
Peter J. Germain Birth Date: September 3, 1959 CHIEF LEGAL OFFICER, SECRETARY and EXECUTIVE VICE PRESIDENT Officer since: January 2005	Principal Occupations: Mr. Germain is Chief Legal Officer, Secretary and Executive Vice President of the Federated Fund Family. He is General Counsel, Chief Legal Officer, Secretary and Executive Vice President, Federated Investors, Inc.; Trustee and Senior Vice President, Federated Investors Management Company; Trustee and President, Federated Administrative Services; Director and President, Federated Administrative Services, Inc.; Director and Vice President, Federated Securities Corp.; Director and Secretary, Federated Private Asset Management, Inc.; Secretary, Federated Shareholder Services Company; and Secretary, Retirement Plan Service Company of America. Mr. Germain joined Federated in 1984 and is a member of the Pennsylvania Bar Association.
Previous Positions: Deputy General Counsel, Special Counsel, Managing Director of Mutual Fund Services, Federated Investors, Inc.; Senior Vice President, Federated Services Company; and Senior Corporate Counsel, Federated Investors, Inc.
Stephen Van Meter Birth Date: June 5, 1975 CHIEF COMPLIANCE OFFICER AND SENIOR VICE PRESIDENT Officer since: July 2015	Principal Occupations: Senior Vice President and Chief Compliance Officer of the Federated Fund Family; Vice President and Chief Compliance Officer of Federated Investors, Inc. and Chief Compliance Officer of certain of its subsidiaries. Mr. Van Meter joined Federated in October 2011. He holds FINRA licenses under Series 3, 7, 24 and 66.
Previous Positions: Mr. Van Meter previously held the position of Compliance Operating Officer, Federated Investors, Inc. Prior to joining Federated, Mr. Van Meter served at the United States Securities and Exchange Commission in the positions of Senior Counsel, Office of Chief Counsel, Division of Investment Management and Senior Counsel, Division of Enforcement.
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Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
Deborah A. Cunningham Birth Date: September 15, 1959 CHIEF INVESTMENT OFFICER Officer since: May 2004	Principal Occupations: Deborah A. Cunningham was named Chief Investment Officer of Federated's money market products in 2004. She joined Federated in 1981 and has been a Senior Portfolio Manager since 1997 and an Executive Vice President of the Fund's Adviser since 2009. Ms. Cunningham has received the Chartered Financial Analyst designation and holds an M.S.B.A. in Finance from Robert Morris College.

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31

Evaluation and Approval of Advisory Contract–May 2019
Federated Institutional Money Market Management (the “Fund”)
At its meetings in May 2019, the Fund's Board of Trustees (the “Board”), including a majority of those Trustees who are not “interested persons” of the Fund, as defined in the Investment Company Act of 1940 (the “Independent Trustees”), reviewed and unanimously approved the continuation of the Fund's investment advisory contract for an additional one-year term. The Board's decision regarding the contract reflects the exercise of its business judgment after considering all of the information received on whether to continue the existing arrangements.
At the request of the Independent Trustees, the Fund's Chief Compliance Officer (the CCO) furnished to the Board in advance of its May 2019 meetings an independent written evaluation presenting on the topics discussed below. The Board considered the CCO's independent written evaluation (the “CCO Fee Evaluation Report”), along with other information, in evaluating the reasonableness of the Fund's management fee and in deciding to approve the continuation of the investment advisory contract. The CCO, in preparing the CCO Fee Evaluation Report, has the authority to retain consultants, experts or staff as reasonably necessary to assist in the performance of his duties, reports directly to the Board, and can be terminated only with the approval of a majority of the Independent Trustees. At the request of the Independent Trustees, the CCO Fee Evaluation Report followed the same general approach and covered the same topics as that of the report that had previously been delivered by the CCO in his capacity as “Senior Officer,” prior to the elimination of the Senior Officer position in December 2017.
The Board also considered judicial decisions concerning allegedly excessive investment advisory fees in making its decision. Using these judicial decisions as a guide, the Board observed that the following factors may be relevant to an adviser's fiduciary duty with respect to its receipt of compensation from a fund: (1) the nature and quality of the services provided by an adviser to a fund and its shareholders (including the performance of the fund, its benchmark and comparable funds); (2) an adviser's cost of providing the services (including the profitability to an adviser of providing advisory services to a fund); (3) the extent to which an adviser may realize “economies of scale” as a fund grows larger and, if such economies of scale exist, whether they have been shared with a fund and its shareholders or the family of funds; (4) any “fall-out” financial benefits that accrue to an adviser because of its relationship with a fund (including research services received from brokers that execute fund trades and any fees paid to affiliates of an adviser for services rendered to a fund); (5) comparative fee and expense structures (including a comparison of fees paid to an adviser with those paid by similar funds both internally and externally as well as management fees charged to institutional and other advisory clients of the
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adviser for what might be viewed as like services); and (6) the extent of care, conscientiousness and independence with which the fund's board members perform their duties and their expertise (including whether they are fully informed about all facts the board deems relevant to its consideration of an adviser's services and fees). The Board noted that the Securities and Exchange Commission (SEC) disclosure requirements regarding the basis for the Board's approval of the Fund's investment advisory contract generally align with the factors listed above. The Board was aware of these factors and was guided by them in its review of the Fund's investment advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.
The Board considered and weighed these factors in light of its substantial accumulated experience in governing the Fund and working with Federated Investment Management Company (the “Adviser”) and its affiliates (collectively, “Federated”) on matters relating to the funds advised by Federated (each, a “Federated Fund”). The Independent Trustees were assisted in their deliberations by independent legal counsel.
In addition to the extensive materials that comprise and accompany the CCO Fee Evaluation Report, the Board received detailed information about the Fund and the Federated organization throughout the year, and in connection with its May meetings at which the Board's formal approval of the advisory and subadvisory contracts occurred. In this regard, Federated provided much of this information at each regular meeting of the Board, and furnished additional information specifically in connection with the May meetings. In the months preceding the May meetings, the Board requested and reviewed written materials prepared by Federated in response to requests on behalf of the Independent Trustees encompassing a wide variety of topics. At the May meetings, in addition to meeting in separate sessions of the Independent Trustees without management present, senior management of the Adviser also met with the Independent Trustees and their counsel to discuss the materials presented and such additional matters as the Independent Trustees deemed reasonably necessary to evaluate the advisory and subadvisory contracts. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose.
The Board's consideration of the investment advisory contract included review of the CCO Fee Evaluation Report, accompanying data and additional information covering the following matters among others: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short-term and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in terms relative to its particular investment program and certain competitor or “peer group” funds and/or other benchmarks, as appropriate) and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses, including the advisory fee and the overall expense structure of the Fund (both in absolute terms and relative to similar and/or competing funds), with due
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regard for contractual or voluntary expense limitations; the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders; the entrepreneurial and other risks assumed by the Adviser in sponsoring the Fund; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated Funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are generally available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated Funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated Funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.
While mindful that courts have cautioned against giving too much weight to comparative information concerning fees charged by other advisers for managing funds with comparable investment programs, the Board has found the use of such comparisons to be relevant to its deliberations. In this regard, the Board was presented with, and considered, information regarding the contractual advisory fee rates, net advisory fee rates, total expense ratios and each element of the Fund's total expense ratio (i.e., gross and net advisory fees, custody fees, portfolio accounting fees and transfer agency fees) relative to an appropriate group of peer funds compiled by Federated using data supplied by independent fund ranking organizations (the “Peer Group”). The Board received a description of the composition and methodology used to select the Peer Group. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because it is believed that they are more relevant. For example, other mutual funds are the products most like the Fund, in that they are readily available to Fund shareholders as alternative investment vehicles. Also, they are the type of investment vehicle, in fact, chosen and maintained by the Fund's investors. The range of their fees and expenses, therefore, appears to be a relevant indicator of what consumers have found to be reasonable in the marketplace in which the Fund competes.
It was noted in the materials for the Board meeting that for the period covered by the CCO Fee Evaluation Report, the Fund's investment advisory fee was waived in its entirety. The Board reviewed the contractual advisory fee rate, net advisory fee rate and other expenses of the Fund with the Adviser and noted the position of the Fund's fee rates relative to its Peer Group. In this
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regard, the Board noted that the contractual advisory fee rate was above the median of the relevant Peer Group, but the Board noted that the investment advisory fee was waived in its entirety, and that the overall expense structure of the Fund remained competitive in the context of other factors considered by the Board.
For comparison, the CCO reviewed the fees charged by Federated for providing advisory services to products other than the Federated Funds (e.g., institutional separate accounts and third-party unaffiliated mutual funds for which Federated serves as sub-adviser) (referenced to as “Comparable Funds/Accounts”). With respect to Comparable Funds/Accounts other than third-party mutual funds, the CCO concluded that they are inherently different products. Those differences include, but are not limited to, different types of targeted investors; different applicable laws and regulations; different legal structures; different average account sizes and portfolio management techniques made necessary by different cash flows and different associated costs; and the time spent by portfolio managers and their teams, as well as personnel in the Funds Financial Services, Legal, Compliance and Risk Management departments, in reviewing securities pricing, addressing different administrative responsibilities, addressing different degrees of risk associated with management and a variety of different costs. The CCO also reviewed the differences in the nature of the services required for Federated to manage its proprietary mutual fund business versus managing a discrete pool of assets as a sub-adviser to another institution's mutual fund, and that Federated generally performs significant additional services and assumes substantially greater risks in managing the Fund and other Federated Funds than in its role as sub-adviser to an unaffiliated third-party mutual fund. The CCO did not consider the fees for providing advisory services to Comparable Funds/Accounts to be determinative in judging the appropriateness of the Federated Funds' advisory fees.
Following such evaluation, and full deliberations, the Board concluded that the fees and expenses of the Fund are reasonable and supported renewal of the Fund's investment advisory contract.
The Board considered the nature, extent and quality of the services provided to the Fund by the Adviser and the resources of the Adviser and its affiliates dedicated to the Fund. In this regard, the Board evaluated, among other things, the Adviser's personnel, experience, track record, financial resources, overall reputation and willingness to invest in personnel and infrastructure that benefit the Fund. In addition, the Board reviewed the qualifications, backgrounds and responsibilities of the portfolio management team primarily responsible for the day-to-day management of the Fund and the Adviser's ability and experience in attracting and retaining qualified personnel to service the Fund. The Board noted the investment research and company engagement capabilities of the Adviser and its affiliates. The Board also noted the compliance program of the Adviser and the compliance-related resources provided to the Fund by the Adviser, including the Adviser's commitment to respond to rulemaking
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initiatives of the SEC. The Fund's ability to deliver competitive performance when compared to its Peer Group was also deemed to be relevant by the Board as a useful indicator of how the Adviser is executing the Fund's investment program. The Adviser's ability to execute this program was one of the Board's considerations in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services warrant the continuation of the investment advisory contract.
In evaluating the Fund's investment performance, the Board considered performance results in light of the Fund's investment objective, strategies and risks, as disclosed in the Fund's prospectus. The Board considered detailed investment reports on the Fund's performance that were provided to the Board throughout the year and in connection with the May meetings. The CCO also reviewed information regarding the performance of other mutual funds in the Peer Group, noting the CCO's view that comparisons to fund peer groups may be helpful, though not conclusive, in evaluating the performance of the Adviser in managing the Fund. The Board considered, in evaluating such comparisons, that in some cases there may be differences in the funds' objectives or investment management techniques, or the costs to implement the funds, even within the same Peer Group.
The Fund's performance fell below the median of the relevant Peer Group for the one-year period covered by the CCO Fee Evaluation Report. The Board discussed the Fund's performance with the Adviser and recognized the efforts being taken by the Adviser. The Board also considered the relatively tight dispersion of performance data with respect to the Fund and its Peer Group.
Following such evaluation, and full deliberations, the Board concluded that the performance of the Fund supported renewal of the Fund's investment advisory contract.
The Board also received financial information about Federated, including information regarding the compensation and ancillary (or “fall-out”) benefits Federated derived from its relationships with the Federated Funds. This information covered not only the fees under the investment advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated Funds under separate contracts (e.g., for serving as the Federated Funds' administrator and distributor). In this regard, the Board considered that certain Federated subsidiaries provide distribution and shareholder services to the Federated Funds, for which they may be compensated through distribution and servicing fees paid pursuant to Rule 12b-1 plans or otherwise. The information also detailed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated Fund trades. In addition, the Board considered the fact that, in order for a Federated Fund to be competitive in the marketplace, the Adviser and its affiliates frequently waived
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fees and/or reimbursed expenses and have disclosed to Federated Fund investors and/or indicated to the Board their intention to do so in the future. Moreover, the Board receives regular reporting as to the institution, adjustment or elimination of these voluntary waivers.
Federated furnished information, requested by the CCO, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the CCO. The CCO noted that, while these cost allocation reports apply consistent allocation processes, the inherent difficulties in allocating costs continues to cause the CCO to question the precision of the process and to conclude that such reports may be unreliable, since a single change in an allocation estimate may dramatically alter the resulting estimate of cost and/or profitability of a Federated Fund and may produce unintended consequences. The allocation information, including the CCO's view that fund-by-fund estimations may be unreliable, was considered in the evaluation by the Board.
The Board and the CCO also reviewed information compiled by Federated comparing its profitability information to other publicly held fund management companies, including information regarding profitability trends over time. In this regard, the CCO concluded that Federated's profit margins did not appear to be excessive. The CCO also noted that Federated appeared financially sound, with the resources necessary to fulfill its obligations under its contracts with the Fund.
The CCO Fee Evaluation Report also discussed the notion of possible realization of “economies of scale” as a fund grows larger, the difficulties of calculating economies of scale at an individual fund level, and the extent to which potential scale benefits are shared with shareholders. In this regard, the Board considered that Federated has made significant and long-term investments in areas that support all of the Federated Funds, such as personnel and processes for the portfolio management, shareholder services, compliance, internal audit and risk management functions, as well as systems technology (including technology relating to cybersecurity) and that the benefits of these investments (as well as any economies of scale, should they exist) were likely to be shared with the Federated Fund family as a whole. The Board noted that Federated's investments in these areas are extensive. In addition, the Board considered that the Adviser and its affiliates have frequently waived fees and/or reimbursed expenses and that this has allowed potential economies of scale to be shared with shareholders. The Board also considered that such waivers and reimbursements can provide protection from an increase in expenses if a Federated Fund's assets decline. Federated, as it does throughout the year, and specifically in connection with the Board's review of the advisory and subadvisory contracts, furnished information relative to revenue sharing or adviser-paid fees. Federated and the CCO noted that this information should be viewed to determine if there was an incentive to either not apply breakpoints, or to apply breakpoints at higher levels, and should not be viewed to determine the
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appropriateness of advisory fees. The Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in the CCO Fee Evaluation Report) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as a fund attains a certain size.
The CCO stated that his observations and the information accompanying the CCO Fee Evaluation Report supported a finding by the Board that the management fee for the Fund was reasonable. Under these circumstances, no changes were recommended to, and no objection was raised to the continuation of, the Fund's investment advisory contract. The CCO also recognized that the Board's evaluation of the Federated Funds' advisory and subadvisory arrangements is a continuing and on-going process that is informed by the information that the Board requests and receives from management throughout the course of the year and, in this regard, the CCO noted certain items for future reporting to the Board or further consideration by management as the Board continues its on-going oversight of the Federated Funds.
In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an investment advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the investment advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund. The Board concluded that, in light of the factors summarized above, including the nature, quality and scope of the services provided to the Fund by the Adviser and its affiliates, continuation of the investment advisory contract was appropriate.
The Board based its decision to approve the investment advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the continuation of the contract reflects its view that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangement.
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Voting Proxies on Fund Portfolio Securities
A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available via the Proxy Voting Record (Form N-PX) link associated with the Fund and share class name at www.FederatedInvestors.com/FundInformation. Form N-PX filings are also available at the SEC's website at www.sec.gov.
Portfolio Schedule
The Fund files with the SEC a complete schedule of its portfolio holdings as of the close of each month on “Form N-MFP.” Form N-MFP is available on the SEC's website at www.sec.gov. You may access Form N-MFP via the link to the Fund and share class name at www.FederatedInvestors.com.
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You could lose money by investing in the Fund. Because the share price of the Fund will fluctuate, when you sell your shares they may be worth more or less than what you originally paid for them. The Fund may impose a fee upon the sale of your shares or may temporarily suspend your ability to sell shares if the Fund's liquidity falls below required minimums because of market conditions or other factors. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund's sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.
This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Trust's Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

Federated Institutional Money Market Management
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 608919775
CUSIP 608919742
CUSIP 608919759
CUSIP 60934N211
28876 (9/19)
Federated is a registered trademark of Federated Investors, Inc.
2019 ©Federated Investors, Inc.

Annual Shareholder Report
July 31, 2019
Share Class | Ticker	Wealth | PCOXX

Federated Prime Cash Obligations Fund

A Portfolio of Money Market Obligations Trust
IMPORTANT NOTICE REGARDING REPORT DELIVERY
Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund's shareholder reports like this one will no longer be sent by mail, unless you specifically request paper copies of the reports from the Fund or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.
If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund or your financial intermediary electronically by contacting your financial intermediary (such as a broker-dealer or bank); other shareholders may call the Fund at 1-800-341-7400, Option 4.
You may elect to receive all future reports in paper free of charge. You can inform the Fund or your financial intermediary that you wish to continue receiving paper copies of your shareholder reports by contacting your financial intermediary (such as a broker-dealer or bank); other shareholders may call the Fund at 1-800-341-7400, Option 4. Your election to receive reports in paper will apply to all funds held with the Fund complex or your financial intermediary.
The Fund is a Retail Money Market Fund and is only available for investment to accounts beneficially owned by natural persons.

Not FDIC Insured ■ May Lose Value ■ No Bank Guarantee

Portfolio of Investments Summary Tables (unaudited)
At July 31, 2019, the Fund's portfolio composition1 was as follows:
Security Type	Percentage of Total Net Assets
Other Repurchase Agreements and Repurchase Agreements	31.5%
Variable Rate Instruments	30.6%
Commercial Paper	23.8%
Bank Instruments	13.9%
Asset-Backed Securities	0.1%
Corporate Note	0.1%
Cash Equivalents[2]	0.1%
Other Assets and Liabilities—Net[3]	(0.1)%
TOTAL	100.0%
At July 31, 2019, the Fund's effective maturity schedule4 was as follows:
Securities With an Effective Maturity of:	Percentage of Total Net Assets
1-7 Days	53.8%[5]
8 to 30 Days	17.6%
31 to 90 Days	19.3%
91 to 180 Days	7.7%
181 Days or more	1.7%
Other Assets and Liabilities—Net[3]	(0.1)%
TOTAL	100.0%
1	See the Fund's Prospectus and Statement of Additional Information for more complete information regarding these security types. With respect to this table, Commercial Paper includes commercial paper with interest rates that are fixed or that reset periodically.
2	Cash Equivalents include any investments in money market mutual funds and/or overnight repurchase agreements.
3	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
4	Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940, which regulates money market mutual funds.
5	Overnight securities comprised 44.2% of the Fund's portfolio.
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1

Portfolio of Investments
July 31, 2019
Principal Amount or Shares			Value
		ASSET-BACKED SECURITIES—0.1%
		Finance - Automotive—0.1%
$11,452,660		AmeriCredit Automobile Receivables Trust 2019-1, Class A1, 2.659%, 3/18/2020	$11,452,660
5,798,680		Westlake Automobile Receivables Trust 2019-1, Class A1, 2.768%, 2/18/2020	5,798,679
		TOTAL ASSET-BACKED SECURITIES	17,251,339
		CERTIFICATES OF DEPOSIT—6.8%
		Finance - Banking—6.8%
190,000,000		Bank of Montreal, 2.690%—2.700%, 3/9/2020 - 3/19/2020	190,000,000
50,000,000		Bank of New York Mellon, N.A., 2.400%, 12/11/2019	49,991,066
100,000,000		DZ Bank AG Deutsche Zentral-Genossenschaftsbank, 2.250%—2.350%, 11/1/2019 - 1/31/2020	99,136,142
100,000,000		MUFG Bank Ltd., 2.690%, 8/21/2019	99,852,495
85,000,000		Mizuho Bank Ltd., 2.320%—2.350%, 10/22/2019 - 11/26/2019	84,813,771
100,000,000		Mizuho Bank Ltd., 2.320%, 11/1/2019	99,411,774
625,000,000		Mizuho Bank Ltd., 2.330%—2.520%, 8/30/2019 - 10/31/2019	623,530,136
50,000,000		Nordea Bank Abp, 2.620%, 9/11/2019	50,000,000
150,000,000		Sumitomo Mitsui Banking Corp., 2.240%—2.250%, 1/29/2020 - 2/3/2020	148,312,606
175,000,000		Sumitomo Mitsui Trust Bank Ltd., 2.280%—2.320%, 10/11/2019 - 11/15/2019	175,000,000
150,000,000		Toronto Dominion Bank, 2.600%, 8/1/2019	150,000,000
15,000,000		Toronto Dominion Bank, 2.660%, 12/2/2019	15,000,000
40,000,000		Wells Fargo Bank International, 2.700%, 9/23/2019	40,000,000
		TOTAL CERTIFICATES OF DEPOSIT	1,825,047,990
	[1]	COMMERCIAL PAPER—23.8%
		Aerospace/Auto—0.5%
120,000,000		Daimler Finance NA LLC, (GTD by Daimler AG), 2.414%—2.417%, 9/12/2019 - 9/25/2019	119,616,333
		Finance - Banking—7.3%
135,904,000		Albion Capital LLC, (MUFG Bank Ltd. LIQ), 2.293%—2.303%, 10/22/2019 - 10/28/2019	135,189,345
50,000,000		Alpine Securitization LLC, (Credit Suisse AG LIQ), 2.400%, 10/11/2019	50,000,000
56,170,000		Antalis S.A., (Societe Generale, Paris LIQ), 2.435%, 8/7/2019	56,147,251
50,000,000		Banque et Caisse d'Epargne de L'Etat, 2.574%, 8/28/2019	49,904,375
125,000,000		Bedford Row Funding Corp., (GTD by Royal Bank of Canada), 2.595%—3.060%, 10/1/2019 - 4/6/2020	124,223,924
Annual Shareholder Report
2

Principal Amount or Shares			Value
	[1]	COMMERCIAL PAPER—continued
		Finance - Banking—continued
$100,000,000		J.P. Morgan Securities LLC, 2.398%, 12/3/2019	$99,183,667
563,400,000		LMA-Americas LLC, (Credit Agricole Corporate and Investment Bank LIQ), 2.248%—2.522%, 8/6/2019 - 11/27/2019	561,408,588
13,900,000		Malayan Banking Berhad, New York—CPLOC, (Wells Fargo Bank, N.A. LOC), 2.665%, 10/21/2019	13,817,747
270,867,000		Manhattan Asset Funding Company LLC, (Sumitomo Mitsui Banking Corp. LIQ), 2.315%—2.415%, 9/4/2019 - 10/4/2019	270,041,818
325,000,000		Matchpoint Finance PLC, (BNP Paribas SA LIQ), 2.293%—2.582%, 9/3/2019 - 10/22/2019	323,678,611
25,000,000		Matchpoint Finance PLC, (BNP Paribas SA LIQ), 2.390%, 10/15/2019	24,876,277
40,000,000		Nordea Bank Abp, 2.593%, 10/4/2019	39,817,956
105,000,000		Sumitomo Mitsui Banking Corp., 2.634%, 9/9/2019	104,704,250
45,000,000		Toronto Dominion Bank, 2.301%—2.319%, 8/6/2019 - 9/5/2019	44,918,201
75,000,000		Westpac Banking Corp. Ltd., Sydney, 3.102%, 11/1/2019	74,423,083
		TOTAL	1,972,335,093
		Finance - Commercial—1.7%
50,000,000		Atlantic Asset Securitization LLC, 2.334%, 10/2/2019	49,800,222
50,000,000		CAFCO, LLC, 2.546%, 8/8/2019	49,975,403
40,000,000		CHARTA, LLC, 2.572%, 11/6/2019	39,726,244
30,000,000		CRC Funding, LLC, 2.665%, 8/7/2019	29,986,850
144,500,000		Crown Point Capital Co., LLC, (Credit Suisse AG LIQ), 2.286%—2.314%, 9/30/2019 - 11/1/2019	143,749,306
130,000,000		Crown Point Capital Co., LLC, (Credit Suisse AG LIQ), 2.560%, 9/26/2019	130,000,000
		TOTAL	443,238,025
		Finance - Retail—8.6%
166,000,000		Barton Capital S.A., 2.308%—2.456%, 8/1/2019 - 9/17/2019	165,966,969
954,250,000		Chariot Funding LLC, 2.267%—2.881%, 8/19/2019 - 3/9/2020	948,250,445
204,995,000		Old Line Funding, LLC, 2.480%—2.798%, 10/25/2019 - 12/4/2019	203,523,343
50,000,000		Old Line Funding, LLC, 2.526%, 10/29/2019	49,690,972
579,900,000		Sheffield Receivables Company LLC, 2.247%—2.646%, 8/1/2019 - 11/18/2019	577,853,024
75,000,000		Starbird Funding Corp., 2.614%, 11/4/2019	74,489,375
292,938,000		Thunder Bay Funding, LLC, 2.394%—3.070%, 9/20/2019 - 12/6/2019	291,072,204
		TOTAL	2,310,846,332
		Finance - Securities—2.7%
210,000,000		Anglesea Funding LLC, 2.263%—2.644%, 9/27/2019 - 11/1/2019	209,049,431
195,000,000		Collateralized Commercial Paper Co. LLC, 2.620%—2.682%, 9/4/2019 - 11/25/2019	193,824,467
Annual Shareholder Report
3

Principal Amount or Shares			Value
	[1]	COMMERCIAL PAPER—continued
		Finance - Securities—continued
$201,000,000		Collateralized Commercial Paper FLEX Co., LLC, 2.651%—2.929%, 8/15/2019 - 10/22/2019	$200,391,353
25,000,000		Collateralized Commercial Paper II Co. LLC, (J.P. Morgan Securities LLC COL), 3.231%, 11/25/2019	24,747,861
52,700,000		Great Bridge Capital Co., LLC, 2.369%—2.480%, 8/19/2019 - 9/24/2019	52,583,771
50,000,000		Longship Funding LLC, (Nordea Bank Abp COL), 2.313%, 10/7/2019	49,785,972
		TOTAL	730,382,855
		Sovereign—3.0%
817,075,000		Kells Funding, LLC, (FMS Wertmanagement AoR LIQ), 2.313%—2.603%, 8/8/2019 - 10/27/2019	815,079,319
		TOTAL COMMERCIAL PAPER	6,391,497,957
		CORPORATE NOTE—0.1%
		Finance - Banking—0.1%
16,550,000		Commonwealth Bank of Australia, 2.300%, 3/12/2020	16,513,777
	[2]	NOTES - VARIABLE—30.6%
		Aerospace/Auto—0.2%
70,000,000		Toyota Motor Credit Corp., (Toyota Motor Corp. Support Agreement), 2.384% (1-month USLIBOR +0.150%), 8/1/2019	70,000,000
		Finance - Banking—24.9%
125,000,000		Alpine Securitization LLC, (Credit Suisse AG LIQ), 2.412% (3-month USLIBOR +0.150%), 8/26/2019	125,000,000
150,000,000		Alpine Securitization LLC, (Credit Suisse AG LIQ), 2.464% (1-month USLIBOR +0.150%), 8/19/2019	150,000,000
99,600,000		Alpine Securitization LLC, (Credit Suisse AG LIQ), 2.472% (1-month USLIBOR +0.200%), 8/20/2019	99,600,000
50,000,000		Bank of Montreal, 2.421% (1-month USLIBOR +0.180%), 8/27/2019	50,000,000
50,000,000		Bank of Montreal, 2.495% (1-month USLIBOR +0.170%), 8/14/2019	50,004,663
149,500,000		Bank of Montreal, 2.524% (1-month USLIBOR +0.160%), 8/6/2019	149,500,000
49,000,000		Bank of Montreal, 2.534% (1-month USLIBOR +0.170%), 8/7/2019	49,000,000
75,000,000		Bank of Montreal, 2.560% (1-month USLIBOR +0.200%), 8/5/2019	75,000,000
50,000,000		Bank of Montreal, 2.579% (1-month USLIBOR +0.200%), 8/12/2019	50,000,000
200,000,000		Bank of Montreal, 2.582% (1-month USLIBOR +0.180%), 8/1/2019	200,000,000
100,000,000		Bank of Montreal, 2.769% (1-month USLIBOR +0.400%), 8/12/2019	100,000,000
35,000,000		Bank of Nova Scotia, Toronto, 2.401% (1-month USLIBOR +0.160%), 8/28/2019	35,000,000
50,000,000		Bank of Nova Scotia, Toronto, 2.470% (1-month USLIBOR +0.170%), 8/19/2019	50,000,000
70,000,000		Bank of Nova Scotia, Toronto, 2.470% (1-month USLIBOR +0.170%), 8/19/2019	70,000,000
Annual Shareholder Report
4

Principal Amount or Shares			Value
	[2]	NOTES - VARIABLE—continued
		Finance - Banking—continued
$125,000,000		Bank of Nova Scotia, Toronto, 2.660% (Effective Fed Funds +0.270%), 8/1/2019	$125,000,000
125,000,000		Bank of Nova Scotia, Toronto, 2.660% (Effective Fed Funds +0.270%), 8/1/2019	125,000,000
50,000,000		Bank of Nova Scotia, Toronto, 2.680% (Effective Fed Funds +0.290%), 8/1/2019	50,000,000
30,000,000		Bedford Row Funding Corp., (GTD by Royal Bank of Canada), 2.456% (1-month USLIBOR +0.190%), 8/26/2019	30,000,000
30,000,000		Bedford Row Funding Corp., (GTD by Royal Bank of Canada), 2.485% (1-month USLIBOR +0.160%), 8/13/2019	30,000,000
40,000,000		Bedford Row Funding Corp., (GTD by Royal Bank of Canada), 2.502% (1-month USLIBOR +0.240%), 8/20/2019	40,000,000
40,000,000		Bedford Row Funding Corp., (GTD by Royal Bank of Canada), 2.505% (1-month USLIBOR +0.180%), 8/15/2019	40,000,000
38,000,000		Bedford Row Funding Corp., (GTD by Royal Bank of Canada), 2.531% (3-month USLIBOR +0.220%), 9/27/2019	38,000,000
10,000,000		Bedford Row Funding Corp., (GTD by Royal Bank of Canada), 2.549% (1-month USLIBOR +0.180%), 8/12/2019	10,000,000
65,000,000		Bedford Row Funding Corp., (GTD by Royal Bank of Canada), 2.579% (1-month USLIBOR +0.200%), 8/12/2019	65,000,000
50,000,000		Bedford Row Funding Corp., (GTD by Royal Bank of Canada), 2.579% (1-month USLIBOR +0.200%), 8/2/2019	50,000,000
35,000,000		Bedford Row Funding Corp., (GTD by Royal Bank of Canada), 2.579% (1-month USLIBOR +0.210%), 8/1/2019	34,996,697
20,000,000		Bedford Row Funding Corp., (GTD by Royal Bank of Canada), 2.599% (1-month USLIBOR +0.330%), 8/26/2019	20,000,000
50,000,000		Bedford Row Funding Corp., (GTD by Royal Bank of Canada), 2.619% (1-month USLIBOR +0.240%), 8/12/2019	50,000,000
140,000,000		Canadian Imperial Bank of Commerce, 2.462% (1-month USLIBOR +0.190%), 8/22/2019	140,000,000
85,000,000		Canadian Imperial Bank of Commerce, 2.539% (1-month USLIBOR +0.170%), 8/12/2019	85,000,000
100,000,000		Canadian Imperial Bank of Commerce, 2.544% (1-month USLIBOR +0.180%), 8/7/2019	100,000,000
100,000,000		Canadian Imperial Bank of Commerce, 2.578% (1-month USLIBOR +0.180%), 8/2/2019	100,000,000
75,000,000		Canadian Imperial Bank of Commerce, 2.650% (Effective Fed Funds +0.260%), 8/1/2019	75,000,000
105,000,000		Canadian Imperial Bank of Commerce, 2.670% (Effective Fed Funds +0.280%), 8/1/2019	105,000,000
100,000,000		Canadian Imperial Bank of Commerce, 2.678% (1-month USLIBOR +0.380%), 8/19/2019	100,000,000
Annual Shareholder Report
5

Principal Amount or Shares			Value
	[2]	NOTES - VARIABLE—continued
		Finance - Banking—continued
$125,000,000		Canadian Imperial Bank of Commerce, 2.714% (1-month USLIBOR +0.350%), 8/8/2019	$125,000,000
252,000,000		Canadian Imperial Bank of Commerce, 2.788% (1-month USLIBOR +0.400%), 8/5/2019	252,000,000
7,065,000		Capital Markets Access Co. LC, West Broad Holdings, LLC Series 2007, (Wells Fargo Bank, N.A. LOC), 2.440%, 8/1/2019	7,065,000
3,100,000		Charlotte Christian School, Series 1999, (Wells Fargo Bank, N.A. LOC), 2.360%, 8/7/2019	3,100,000
50,000,000		Commonwealth Bank of Australia, 2.482% (1-month USLIBOR +0.220%), 8/27/2019	50,000,000
50,000,000		Commonwealth Bank of Australia, 2.566% (1-month USLIBOR +0.200%), 8/9/2019	50,000,000
6,880,000		Dynetics, Inc., Series 2010-A, (Branch Banking & Trust Co. LOC), 2.430%, 8/1/2019	6,880,000
7,000,000		Fiore Capital LLC, (Wells Fargo Bank, N.A. LOC), 2.380%, 8/1/2019	7,000,000
2,580,000		Gadsden, AL Airport Authority, Series 2004, (Wells Fargo Bank, N.A. LOC), 2.380%, 8/1/2019	2,580,000
4,265,000		Guiding Light Church, Series 2005, (Wells Fargo Bank, N.A. LOC), 2.390%, 8/1/2019	4,265,000
60,000,000		J.P. Morgan Securities LLC, 2.435% (1-month USLIBOR +0.110%), 8/14/2019	60,000,000
3,000,000		Mike P. Sturdivant, Sr. Family Trust, Series 2016, (Wells Fargo Bank, N.A. LOC), 2.440%, 8/1/2019	3,000,000
1,045,000		Montgomery, AL IDB, (Wells Fargo Bank, N.A. LOC), 2.280%, 8/1/2019	1,045,000
100,000,000		National Australia Bank Ltd., Melbourne, 2.418% (3-month USLIBOR +0.100%), 9/30/2019	100,000,000
100,000,000		National Australia Bank Ltd., Melbourne, 2.446% (1-month USLIBOR +0.180%), 8/27/2019	100,000,000
33,750,000		National Australia Bank Ltd., Melbourne, Sr. Note, 144A, 2.765% (3-month USLIBOR +0.240%), 8/29/2019	33,754,071
29,435,000		Panel Rey S.A., Series 2016, (Citibank N.A., New York LOC), 2.430%, 8/1/2019	29,435,000
7,191,350		Partisan Property, Inc., Series 2014, (Wells Fargo Bank, N.A. LOC), 2.260%, 8/7/2019	7,191,350
40,350,000		Pepper I-Prime 2018-2 Trust, Class A1U1, (GTD by National Australia Bank Ltd., Melbourne), 2.761% (1-month USLIBOR +0.350%), 8/13/2019	40,350,000
40,000,000		Pepper I-Prime 2019-1 Trust, Class A1U1, (GTD by National Australia Bank Ltd., Melbourne), 2.751% (1-month USLIBOR +0.350%), 8/14/2020	40,000,000
30,500,000		Pepper Residential Securities Trust No. 19, Class A1U2, (GTD by National Australia Bank Ltd., Melbourne), 2.763% (1-month USLIBOR +0.350%), 8/12/2019	30,500,000
Annual Shareholder Report
6

Principal Amount or Shares			Value
	[2]	NOTES - VARIABLE—continued
		Finance - Banking—continued
$59,000,000		Royal Bank of Canada, 2.513% (3-month USLIBOR +0.210%), 10/8/2019	$59,000,000
60,000,000		Royal Bank of Canada, 2.520% (1-month USLIBOR +0.160%), 8/5/2019	60,000,000
25,000,000		Royal Bank of Canada, 2.525% (1-month USLIBOR +0.200%), 8/15/2019	25,000,000
134,500,000		Royal Bank of Canada, 2.542% (3-month USLIBOR +0.210%), 10/3/2019	134,500,000
50,000,000		Royal Bank of Canada, 2.579% (1-month USLIBOR +0.210%), 8/12/2019	50,000,000
50,000,000		Royal Bank of Canada, 2.597% (1-month USLIBOR +0.360%), 8/30/2019	50,000,000
40,000,000		Royal Bank of Canada, 2.610% (Secured Overnight Financing Rate +0.220%), 8/1/2019	40,000,000
50,000,000		Royal Bank of Canada, 2.650% (Effective Fed Funds +0.260%), 8/1/2019	50,000,000
25,000,000		Royal Bank of Canada, 2.660% (Effective Fed Funds +0.270%), 8/1/2019	25,000,000
50,000,000		Royal Bank of Canada, 2.670% (Effective Fed Funds +0.280%), 8/1/2019	50,000,000
50,000,000		Royal Bank of Canada, 2.670% (Effective Fed Funds +0.280%), 8/1/2019	50,000,000
80,000,000		Royal Bank of Canada, 2.705% (1-month USLIBOR +0.380%), 8/13/2019	80,000,000
60,000,000		Royal Bank of Canada, 2.710% (Effective Fed Funds +0.310%), 8/1/2019	60,000,000
20,000,000		Royal Bank of Canada, 2.718% (3-month USLIBOR +0.200%), 8/15/2019	20,000,000
25,000,000		Royal Bank of Canada, 2.740% (Effective Fed Funds +0.350%), 8/1/2019	25,000,000
10,000,000		Royal Bank of Canada, 2.760% (Effective Fed Funds +0.360%), 8/1/2019	10,000,000
15,000,000		SSAB AB (publ), Series 2015-A, (DNB Bank ASA LOC), 2.430%, 8/1/2019	15,000,000
4,705,000		Spira Millenium LLC, Series 2001, (Bank of America N.A. LOC), 2.370%, 8/1/2019	4,705,000
5,710,000		St. Andrew United Methodist Church, Series 2004, (Wells Fargo Bank, N.A. LOC), 2.400%, 8/1/2019	5,710,000
85,000,000		Sumitomo Mitsui Banking Corp., 2.420% (1-month USLIBOR +0.120%), 8/19/2019	85,000,000
125,000,000		Sumitomo Mitsui Banking Corp., 2.446% (1-month USLIBOR +0.180%), 8/27/2019	125,000,000
Annual Shareholder Report
7

Principal Amount or Shares			Value
	[2]	NOTES - VARIABLE—continued
		Finance - Banking—continued
$100,000,000		Sumitomo Mitsui Banking Corp., 2.470% (1-month USLIBOR +0.110%), 8/5/2019	$100,000,000
75,000,000		Sumitomo Mitsui Banking Corp., 2.488% (1-month USLIBOR +0.100%), 8/5/2019	75,000,000
50,000,000		Sumitomo Mitsui Banking Corp., 2.497% (1-month USLIBOR +0.130%), 8/9/2019	50,000,000
100,000,000		Sumitomo Mitsui Trust Bank Ltd., 2.470% (1-month USLIBOR +0.110%), 8/5/2019	100,000,000
1,215,000		Sun Valley, Inc., (Wells Fargo Bank, N.A. LOC), 2.390%, 8/2/2019	1,215,000
100,000,000		Toronto Dominion Bank, 2.469% (1-month USLIBOR +0.200%), 8/27/2019	100,000,000
100,000,000		Toronto Dominion Bank, 2.498% (1-month USLIBOR +0.200%), 8/19/2019	100,000,000
75,000,000		Toronto Dominion Bank, 2.506% (1-month USLIBOR +0.240%), 8/27/2019	75,000,000
110,000,000		Toronto Dominion Bank, 2.611% (1-month USLIBOR +0.370%), 8/27/2019	110,000,000
59,000,000		Toronto Dominion Bank, 2.650% (Effective Fed Funds +0.270%), 9/18/2019	59,000,000
90,000,000		Toronto Dominion Bank, 2.660% (Effective Fed Funds +0.270%), 8/1/2019	90,000,000
150,000,000		Toronto Dominion Bank, 2.660% (Effective Fed Funds +0.270%), 8/1/2019	150,000,000
125,000,000		Toronto Dominion Bank, 2.670% (Effective Fed Funds +0.280%), 8/1/2019	125,000,000
60,000,000		Toronto Dominion Bank, 2.675% (1-month USLIBOR +0.350%), 8/13/2019	60,000,000
20,000,000		Toronto Dominion Bank, 2.710% (Effective Fed Funds +0.320%), 8/1/2019	20,000,000
60,000,000		Toronto Dominion Bank, 2.775% (3-month USLIBOR +0.210%), 8/5/2019	60,000,000
100,000,000		Westpac Banking Corp. Ltd., Sydney, 2.473% (3-month USLIBOR +0.170%), 10/15/2019	99,990,850
75,000,000		Westpac Banking Corp. Ltd., Sydney, 2.482% (1-month USLIBOR +0.210%), 8/20/2019	75,000,000
44,500,000		Westpac Banking Corp. Ltd., Sydney, 2.500% (3-month USLIBOR +0.180%), 10/2/2019	44,500,000
73,500,000		Westpac Banking Corp. Ltd., Sydney, 2.556% (1-month USLIBOR +0.190%), 8/9/2019	73,500,000
125,000,000		Westpac Banking Corp. Ltd., Sydney, 2.645% (1-month USLIBOR +0.320%), 8/15/2019	125,000,000
100,000,000		Westpac Banking Corp. Ltd., Sydney, 2.650% (Effective Fed Funds +0.260%), 8/1/2019	100,000,000
Annual Shareholder Report
8

Principal Amount or Shares			Value
	[2]	NOTES - VARIABLE—continued
		Finance - Banking—continued
$75,000,000		Westpac Banking Corp. Ltd., Sydney, 2.660% (Effective Fed Funds +0.270%), 8/1/2019	$75,000,000
100,000,000		Westpac Banking Corp. Ltd., Sydney, 2.670% (Effective Fed Funds +0.280%), 8/1/2019	100,000,000
20,000,000		Westpac Banking Corp. Ltd., Sydney, 2.690% (Effective Fed Funds +0.300%), 8/1/2019	20,000,000
50,000,000		Westpac Banking Corp. Ltd., Sydney, 2.759% (3-month USLIBOR +0.180%), 8/1/2019	50,000,000
		TOTAL	6,681,387,631
		Finance - Commercial—1.5%
50,000,000		Crown Point Capital Co., LLC, (Credit Suisse AG LIQ), 2.525% (1-month USLIBOR +0.200%), 8/14/2019	50,000,000
99,500,000		Crown Point Capital Co., LLC, (Credit Suisse AG LIQ), 2.525% (1-month USLIBOR +0.200%), 8/15/2019	99,500,000
60,000,000		Crown Point Capital Co., LLC, (Credit Suisse AG LIQ), 2.560% (1-month USLIBOR +0.200%), 8/5/2019	60,000,000
15,000,000		Crown Point Capital Co., LLC, (Credit Suisse AG LIQ), 2.567% (1-month USLIBOR +0.200%), 8/4/2019	15,000,000
125,000,000		Crown Point Capital Co., LLC, (Credit Suisse AG LIQ), 2.569% (1-month USLIBOR +0.027%), 8/12/2019	125,000,000
50,000,000		Crown Point Capital Co., LLC, (Credit Suisse AG LIQ), 2.602% (1-month USLIBOR +0.200%), 8/1/2019	50,000,000
		TOTAL	399,500,000
		Finance - Retail—1.8%
64,500,000		Chariot Funding LLC, 2.479% (1-month USLIBOR +0.210%), 8/26/2019	64,500,000
100,000,000		Chariot Funding LLC, 2.592% (1-month USLIBOR +0.190%), 8/1/2019	100,000,000
70,000,000		Old Line Funding, LLC, 2.412% (1-month USLIBOR +0.150%), 8/26/2029	70,000,000
45,000,000		Old Line Funding, LLC, 2.442% (1-month USLIBOR +0.180%), 8/26/2019	45,000,000
68,000,000		Old Line Funding, LLC, 2.552% (1-month USLIBOR +0.150%), 8/1/2020	68,000,000
50,000,000		Old Line Funding, LLC, 2.710% (Effective Fed Funds +0.320%), 8/1/2019	50,000,000
90,000,000		Old Line Funding, LLC, 2.738% (1-month USLIBOR +0.350%), 8/5/2019	90,000,000
		TOTAL	487,500,000
		Finance - Securities—1.7%
50,000,000		Anglesea Funding LLC, (Citigroup Global Markets, Inc. COL)/(HSBC Bank PLC COL)/(J.P. Morgan Securities LLC COL)/(Societe Generale, Paris COL), 2.461% (1-month USLIBOR +0.220%), 8/28/2019	50,000,000
Annual Shareholder Report
9

Principal Amount or Shares			Value
	[2]	NOTES - VARIABLE—continued
		Finance - Securities—continued
$50,000,000		Anglesea Funding LLC, (Citigroup Global Markets, Inc. COL)/(HSBC Bank PLC COL)/(J.P. Morgan Securities LLC COL)/(Societe Generale, Paris COL), 2.587% (1-month USLIBOR +0.220%), 8/9/2019	$50,000,000
25,000,000		Anglesea Funding LLC, (Citigroup Global Markets, Inc. COL)/(HSBC Bank PLC COL)/(J.P. Morgan Securities LLC COL)/(Societe Generale, Paris COL), 2.608% (1-month USLIBOR +0.220%), 8/5/2019	25,000,000
45,000,000		Anglesea Funding LLC, (Citigroup Global Markets, Inc. COL)/(HSBC Bank PLC COL)/(J.P. Morgan Securities LLC COL)/(Societe Generale, Paris COL), 2.622% (1-month USLIBOR +0.220%), 8/1/2019	45,000,000
20,000,000		Collateralized Commercial Paper Co. LLC, (J.P. Morgan Securities LLC COL), 2.605% (1-month USLIBOR +0.280%), 8/15/2019	20,000,000
50,000,000		Collateralized Commercial Paper FLEX Co., LLC, (J.P. Morgan Securities LLC COL), 2.381% (1-month USLIBOR +0.120%), 8/23/2019	50,000,000
25,000,000		Collateralized Commercial Paper FLEX Co., LLC, (J.P. Morgan Securities LLC COL), 2.392% (1-month USLIBOR +0.120%), 8/20/2019	25,000,000
50,000,000		Collateralized Commercial Paper FLEX Co., LLC, (J.P. Morgan Securities LLC COL), 2.532% (1-month USLIBOR +0.130%), 8/6/2019	50,000,000
75,000,000		Collateralized Commercial Paper FLEX Co., LLC, (J.P. Morgan Securities LLC COL), 2.618% (1-month USLIBOR +0.230%), 8/5/2019	75,000,000
24,500,000		Glencove Funding LLC, (JPMorgan Chase Bank, N.A. COL), 2.568% (1-month USLIBOR +0.180%), 8/5/2019	24,500,000
40,000,000		Glencove Funding LLC, (JPMorgan Chase Bank, N.A. COL), 2.568% (1-month USLIBOR +0.180%), 8/5/2019	40,000,000
		TOTAL	454,500,000
		Government Agency—0.5%
4,925,000		Andrew Long Irrevocable Family Trust, (FHLB of Dallas LOC), 2.430%, 8/1/2019	4,925,000
2,030,000		CMR LLC, CMR LLC Project Series 2017, (FHLB of Indianapolis LOC), 2.510%, 8/1/2019	2,030,000
18,050,000		Canyon Oaks LLC, Series 2017-A Canyon Oaks Apartments, (FHLB of San Francisco LOC), 2.440%, 8/1/2019	18,050,000
7,210,000		Dennis Wesley Company, Inc., The Dennis Wesley Company, Inc. Project, (FHLB of Indianapolis LOC), 2.430%, 8/1/2019	7,210,000
5,000,000		HW Hellman Building, L.P., HW Hellman Building Apartments Project Series 2015-A, (FHLB of San Francisco LOC), 2.440%, 8/1/2019	5,000,000
4,000,000		HW Hellman Building, L.P., HW Hellman Building Apartments Project Series 2015-B, (FHLB of San Francisco LOC), 2.440%, 8/1/2019	4,000,000
6,740,000		Mason Harrison Ratliff Enterprises, LLC, (FHLB of Dallas LOC), 2.430%, 8/1/2019	6,740,000
11,400,000		NWD 2017 Family Trust No. 1, (FHLB of Dallas LOC), 2.430%, 8/1/2019	11,400,000
35,960,000		Park Stanton Place LP, (FHLB of San Francisco LOC), 2.440%, 8/1/2019	35,960,000
Annual Shareholder Report
10

Principal Amount or Shares			Value
	[2]	NOTES - VARIABLE—continued
		Government Agency—continued
$7,380,000		Phenix City, AL Downtown Redevelopment Authority, Series 2013-A, (FHLB of New York LOC), 2.430%, 8/1/2019	$7,380,000
7,450,000		Pittsburg Fox Creek Associates L.P., Series 2011-A, (FHLB of San Francisco LOC), 2.440%, 8/1/2019	7,450,000
5,705,000		Public Finance Authority, Series 2015-A Ram Eufaula Hospitality, LLC, (FHLB of New York LOC), 2.310%, 8/1/2019	5,705,000
11,260,000		Shawn R. Trapuzzano Irrevocable Insurance Trust, (FHLB of Pittsburgh LOC), 2.430%, 8/1/2019	11,260,000
7,680,000		The J.G. Aguirre Master Trust, (FHLB of Atlanta LOC), 2.430%, 8/1/2019	7,680,000
		TOTAL	134,790,000
		TOTAL NOTES—VARIABLE	8,227,677,631
		TIME DEPOSITS—7.1%
		Finance - Banking—7.1%
150,000,000		Cooperatieve Rabobank UA, 2.330%, 8/1/2019	150,000,000
150,000,000		Credit Industriel et Commercial, 2.300%, 8/1/2019	150,000,000
150,000,000		DNB Bank ASA, 2.300%, 8/1/2019	150,000,000
825,000,000		Nordea Bank Abp, 2.310%, 8/1/2019	825,000,000
150,000,000		Northern Trust Co., Chicago, IL, 2.310%, 8/1/2019	150,000,000
500,000,000		Svenska Handelsbanken, Stockholm, 2.330%, 8/1/2019	500,000,000
		TOTAL TIME DEPOSITS	1,925,000,000
		INVESTMENT COMPANY—0.1%
26,997,500		Federated Institutional Prime Value Obligations Fund, Institutional Shares, 2.39%[3] (IDENTIFIED COST $27,000,200)	27,000,200
		OTHER REPURCHASE AGREEMENTS—8.8%
		Finance - Banking—8.8%
$90,000,000		BMO Capital Markets Corp., 2.470%, dated 7/31/2019, interest in a $140,000,000 collateralized loan agreement will repurchase securities provided as collateral for $140,009,606 on 8/1/2019, in which asset-backed securities, corporate bonds, medium-term notes and U.S. government agency securities with a market value of $142,809,798 have been received as collateral and held with BNY Mellon as tri-party agent.	90,000,000
25,000,000		BMO Capital Markets Corp., 2.520%, dated 7/31/2019, interest in a $50,000,000 collateralized loan agreement will repurchase securities provided as collateral for $50,003,500 on 8/1/2019, in which asset-backed securities, collateralized mortgage obligations and corporate bonds with a market value of $51,003,694 have been received as collateral and held with BNY Mellon as tri-party agent.	25,000,000
Annual Shareholder Report
11

Principal Amount or Shares		Value
	OTHER REPURCHASE AGREEMENTS—continued
	Finance - Banking—continued
$90,000,000	BNP Paribas S.A., 2.500%, dated 7/31/2019, interest in a $175,000,000 collateralized loan agreement will repurchase securities provided as collateral for $175,012,153 on 8/1/2019, in which collateralized mortgage obligations, corporate bonds and U.S. government agency securities with a market value of $178,512,396 have been received as collateral and held with BNY Mellon as tri-party agent.	$90,000,000
74,500,000	BNP Paribas S.A., 2.650%, dated 5/22/2019, interest in a $75,000,000 collateralized loan agreement will repurchase securities provided as collateral for $75,496,875 on 8/20/2019, in which asset-backed securities and corporate bonds with a market value of $77,007,467 have been received as collateral and held with BNY Mellon as tri-party agent.	74,500,000
50,000,000	Citigroup Global Markets, Inc., 2.670%, dated 2/1/2019, interest in a $75,000,000 collateralized loan agreement will repurchase securities provided as collateral for $76,005,165 on 8/1/2019, in which medium-term notes and sovereign debt securities with a market value of $76,697,598 have been received as collateral and held with BNY Mellon as tri-party agent.	50,000,000
50,000,000	Citigroup Global Markets, Inc., 2.720%, dated 2/1/2019, interest in a $145,000,000 collateralized loan agreement will repurchase securities provided as collateral for $146,979,770 on 8/1/2019, in which asset-backed securities, collateralized mortgage obligations and medium-term notes with a market value of $148,288,390 have been received as collateral and held with BNY Mellon as tri-party agent.	50,000,000
25,000,000	HSBC Securities (USA), Inc., 2.470%, dated 7/31/2019, interest in a $25,000,000 collateralized loan agreement will repurchase securities provided as collateral for $25,001,715 on 8/1/2019, in which assets-backed securities with a market value of $25,500,000 have been received as collateral and held with BNY Mellon as tri-party agent.	25,000,000
100,000,000	ING Financial Markets LLC, 2.470%, dated 7/31/2019, interest in a $100,000,000 collateralized loan agreement will repurchase securities provided as collateral for $100,006,861 on 8/1/2019, in which corporate bonds, medium-term notes and sovereign debt securities with a market value of $102,007,620 have been received as collateral and held with BNY Mellon as tri-party agent.	100,000,000
50,000,000	ING Financial Markets LLC, 2.600%, dated 7/1/2019, interest in a $100,000,000 collateralized loan agreement will repurchase securities provided as collateral for $100,223,889 on 8/1/2019, in which corporate bonds with a market value of $102,228,367 have been received as collateral and held with BNY Mellon as tri-party agent.	50,000,000
50,000,000	J.P. Morgan Securities LLC, 2.760%, dated 6/17/2019, interest in a $100,000,000 collateralized loan agreement will repurchase securities provided as collateral for $101,403,127 on 12/17/2019, in which asset-backed securities and collateralized mortgage obligations with a market value of $102,000,000 have been received as collateral and held with BNY Mellon as tri-party agent.	50,000,000
Annual Shareholder Report
12

Principal Amount or Shares		Value
	OTHER REPURCHASE AGREEMENTS—continued
	Finance - Banking—continued
$150,000,000	MUFG Securities Americas, Inc., 2.490%, dated 7/31/2019, interest in a $250,000,000 collateralized loan agreement will repurchase securities provided as collateral for $250,017,292 on 8/1/2019, in which municipal bonds with a market value of $255,017,638 have been received as collateral and held with BNY Mellon as tri-party agent.	$150,000,000
95,000,000	MUFG Securities Americas, Inc., 2.570%, dated 7/31/2019, interest in a $200,000,000 collateralized loan agreement will repurchase securities provided as collateral for $200,014,278 on 8/1/2019, in which American depositary receipts, common stocks, convertible bonds, corporate bonds, exchange-traded funds, unit investment trusts and international bonds with a market value of $204,014,564 have been received as collateral and held with BNY Mellon as tri-party agent.	95,000,000
50,000,000	Mizuho Securities USA, Inc., 2.790%, dated 7/31/2019, interest in a $50,000,000 collateralized loan agreement will repurchase securities provided as collateral for $50,003,875 on 8/1/2019 in which U.S. treasury notes with a market value of $51,004,009 have been received as collateral and held with BNY Mellon as tri-party agent.	50,000,000
94,000,000	Mizuho Securities USA, Inc., 2.810%, dated 3/14/2018, interest in a $160,000,000 collateralized loan agreement will repurchase securities provided as collateral for $160,761,822 on 9/9/2019 in which asset-backed securities with a market value of $163,480,251 have been received as collateral and held with BNY Mellon as tri-party agent.	94,000,000
435,000,000	Societe Generale, Paris, 2.480%, dated 7/31/2019, interest in a $650,000,000 collateralized loan agreement will repurchase securities provided as collateral for $650,044,778 on 8/1/2019, in which corporate bonds, medium-term notes and sovereign debt securities with a market value of $663,045,674 have been received as collateral and held with BNY Mellon as tri-party agent.	435,000,000
248,000,000	Societe Generale, Paris, 2.550%, dated 7/31/2019, interest in a $450,000,000 collateralized loan agreement will repurchase securities provided as collateral for $450,031,875 on 8/1/2019, in which corporate bonds, medium-term notes and sovereign debt securities with a market value of $459,032,513 have been received as collateral and held with BNY Mellon as tri-party agent.	248,000,000
150,000,000	TD Securities (USA) LLC, 2.490%, dated 7/30/2019, interest in a $150,000,000 collateralized loan agreement will repurchase securities provided as collateral for $150,072,625 on 8/6/2019, in which corporate bonds and medium-term notes with a market value of $153,021,165 have been received as collateral and held with BNY Mellon as tri-party agent.	150,000,000
Annual Shareholder Report
13

Principal Amount or Shares		Value
	OTHER REPURCHASE AGREEMENTS—continued
	Finance - Banking—continued
$100,000,000	Wells Fargo Securities LLC, 2.470%, dated 7/31/2019, interest in a $200,000,000 collateralized loan agreement will repurchase securities provided as collateral for $200,013,722 on 8/1/2019, in which commercial paper and medium-term notes with a market value of $204,013,998 have been received as collateral and held with BNY Mellon as tri-party agent.	$100,000,000
148,000,000	Wells Fargo Securities LLC, 2.520%, dated 7/30/2019, interest in a $148,000,000 collateralized loan agreement will repurchase securities provided as collateral for $148,072,520 on 8/6/2019, in which certificates of deposit, commercial paper and sovereign debt securities with a market value of $150,981,134 have been received as collateral and held with BNY Mellon as tri-party agent.	148,000,000
100,000,000	Wells Fargo Securities LLC, 2.530%, dated 7/25/2019, interest in a $100,000,000 collateralized loan agreement will repurchase securities provided as collateral for $100,049,194 on 8/1/2019 in which International bonds with a market value of $102,050,179 have been received as collateral and held with BNY Mellon as tri-party agent.	100,000,000
85,000,000	Wells Fargo Securities LLC, 2.680%, dated 7/22/2019, interest in a $85,000,000 collateralized loan agreement will repurchase securities provided as collateral for $85,556,844 on 10/18/2019, in which collateralized mortgage obligations with a market value of $86,764,544 have been received as collateral and held with BNY Mellon as tri-party agent.	85,000,000
100,000,000	Wells Fargo Securities LLC, 3.130%, dated 4/18/2019, interest in a $100,000,000 collateralized loan agreement will repurchase securities provided as collateral for $101,565,000 on 10/15/2019, in which asset-backed securities with a market value of $102,931,175 have been received as collateral and held with BNY Mellon as tri-party agent.	100,000,000
	TOTAL OTHER REPURCHASE AGREEMENTS	2,359,500,000
	REPURCHASE AGREEMENTS—22.7%
	Finance - Banking—22.7%
500,000,000	Interest in $2,000,000,000 joint repurchase agreement 2.560%, dated 7/31/2019 under which BNP Paribas S.A. will repurchase securities provided as collateral for $2,000,142,222 on 8/1/2019. The securities provided as collateral at the end of the period held with State Street Bank & Trust Co. were U.S. Treasury securities with various maturities to 4/30/2023 and the market value of those underlying securities was $2,039,720,472.	500,000,000
2,000,000,000	Interest in $3,740,000,000 joint repurchase agreement 2.540%, dated 7/31/2019 under which J.P. Morgan Securities LLC will repurchase securities provided as collateral for $3,740,263,878 on 8/1/2019. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 2/15/2048 and the market value of those underlying securities was $3,814,800,077.	2,000,000,000
Annual Shareholder Report
14

Principal Amount or Shares		Value
	REPURCHASE AGREEMENTS—continued
	Finance - Banking—continued
$500,000,000	Interest in $3,000,000,000 joint repurchase agreement 2.560%, dated 7/31/2019 under which Nomura Securities International, Inc. will repurchase securities provided as collateral for $3,000,213,333 on 8/1/2019. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency and U.S. Treasury securities with various maturities to 3/20/2069 and the market value of those underlying securities was $3,060,198,846.	$500,000,000
1,000,000,000	Interest in $3,000,000,000 joint repurchase agreement 2.540%, dated 7/31/2019 under which Sumitomo Mitsui Banking Corp. will repurchase securities provided as collateral for $3,000,211,667 on 8/1/2019. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 8/15/2044 and the market value of those underlying securities was $3,060,215,960.	1,000,000,000
365,271,000	Interest in $3,000,000,000 joint repurchase agreement 2.560%, dated 7/31/2019 under which Sumitomo Mitsui Banking Corp. will repurchase securities provided as collateral for $3,000,213,333 on 8/1/2019. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities with various maturities to 12/1/2048 and the market value of those underlying securities was $3,060,217,600.	365,271,000
1,750,000,000	Interest in $4,605,000,000 joint repurchase agreement 2.560%, dated 7/31/2019 under which Wells Fargo Securities LLC will repurchase securities provided as collateral for $4,605,327,467 on 8/1/2019. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities with various maturities to 8/1/2049 and the market value of those underlying securities was $4,697,469,652.	1,750,000,000
	TOTAL REPURCHASE AGREEMENTS	6,115,271,000
	TOTAL INVESTMENT IN SECURITIES—100.1% (AMORTIZED AND IDENTIFIED COST $26,904,759,894)[4]	26,904,759,894
	OTHER ASSETS AND LIABILITIES - NET—(0.1)%[5]	(36,444,480)
	TOTAL NET ASSETS—100%	$26,868,315,414
Annual Shareholder Report
15

Affiliated fund holdings are investment companies which are managed by the Adviser or an affiliate of the Adviser. Transactions with affiliated fund holdings during the period ended July 31, 2019, were as follows:
Federated Institutional Prime Value Obligations Fund, Institutional Shares
Balance of Shares Held 7/31/2018	26,997,500
Purchases/Additions	—
Sales/Reductions	—
Balance of Shares Held 7/31/2019	26,997,500
Value	$27,000,200
Change in Unrealized Appreciation/Depreciation	$—
Net Realized Gain/(Loss)	$—
Dividend Income	$649,598
1	Discount rate at time of purchase for discount issues, or the coupon for interest-bearing issues.
2	Floating/variable note with current rate and current maturity or next reset date shown. Certain variable rate securities are not based on a published reference rate and spread, but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.
3	7-day net yield.
4	Also represents cost for federal tax purposes.
5	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Note: The categories of investments are shown as a percentage of total net assets at July 31, 2019.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
Annual Shareholder Report
16

The following is a summary of the inputs used, as of July 31, 2019, in valuing the Fund's assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Debt Securities:
Asset-Backed Securities	$—	$17,251,339	$—	$17,251,339
Certificates of Deposit	—	1,825,047,990	—	1,825,047,990
Commercial Paper	—	6,391,497,957	—	6,391,497,957
Corporate Note	—	16,513,777	—	16,513,777
Notes-Variable	—	8,227,677,631	—	8,227,677,631
Time Deposits	—	1,925,000,000	—	1,925,000,000
Other Repurchase Agreements	—	2,359,500,000	—	2,359,500,000
Repurchase Agreements	—	6,115,271,000	—	6,115,271,000
Investment Company	27,000,200	—	—	27,000,200
TOTAL SECURITIES	$27,000,200	$26,877,759,694	$—	$26,904,759,894
The following acronyms are used throughout this portfolio:
COL	—Collateralized
FHLB	—Federal Home Loan Bank
GTD	—Guaranteed
IDB	—Industrial Development Bond
LIBOR	—London Interbank Offered Rate
LIQ	—Liquidity Agreement
LOC	—Letter of Credit
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
17

Financial Highlights–Wealth Shares
(For a Share Outstanding Throughout Each Period)
Year Ended July 31	2019	2018	2017	2016	2015
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.023	0.015	0.008	0.003	0.000[1]
Net realized gain	0.000[1]	0.000[1]	0.000[1]	0.000[1]	0.000[1]
TOTAL FROM INVESTMENT OPERATIONS	0.023	0.015	0.008	0.003	0.000[1]
Less Distributions:
Distributions from net investment income	(0.023)	(0.015)	(0.008)	(0.003)	(0.000)[1]
Distributions from net realized gain	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]
TOTAL DISTRIBUTIONS	(0.023)	(0.015)	(0.008)	(0.003)	(0.000)[1]
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[2]	2.36%	1.53%	0.75%	0.27%	0.05%
Ratios to Average Net Assets:
Net expenses	0.20%	0.20%	0.20%	0.21%	0.20%
Net investment income	2.36%	1.56%	0.71%	0.26%	0.05%
Expense waiver/reimbursement[3]	0.10%	0.13%	0.13%	0.10%	0.08%
Supplemental Data:
Net assets, end of period (000 omitted)	$16,862,096	$5,770,600	$2,868,583	$6,447,093	$10,562,802
1	Represents less than $0.001.
2	Based on net asset value.
3	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
18

Statement of Assets and Liabilities
July 31, 2019
Assets:
Investment in repurchase agreements and other repurchase agreements	$8,474,771,000
Investment in securities, including $27,000,200 of investment in an affiliated holding	18,429,988,894
Investment in securities, at value (identified cost $26,904,759,894)		$26,904,759,894
Cash		779,787
Income receivable		23,563,438
Income receivable from affiliated holdings		55,414
Receivable for shares sold		88,948,268
TOTAL ASSETS		27,018,106,801
Liabilities:
Payable for investments purchased	$99,132,509
Payable for shares redeemed	43,012,349
Income distribution payable	3,157,223
Payable for investment adviser fee (Note 5)	72,240
Payable for administrative fees (Note 5)	58,110
Payable for distribution services fee (Note 5)	1,059,579
Payable for other service fees (Notes 2 and 5)	1,918,666
Accrued expenses (Note 5)	1,380,711
TOTAL LIABILITIES		149,791,387
Net assets for 26,868,294,994 shares outstanding		$26,868,315,414
Net Assets Consist of:
Paid-in capital		$26,868,286,179
Total distributable earnings (loss)		29,235
TOTAL NET ASSETS		$26,868,315,414
Annual Shareholder Report
19

Statement of Assets and Liabilities–continued
Net Asset Value, Offering Price and Redemption Proceeds Per Share
Automated Shares:
$1,678,949,922 ÷ 1,678,948,646 shares outstanding, no par value, unlimited shares authorized	$1.00
Class R Shares:
$44,256,702 ÷ 44,256,668 shares outstanding, no par value, unlimited shares authorized	$1.00
Wealth Shares:
$16,862,096,241 ÷ 16,862,083,436 shares outstanding, no par value, unlimited shares authorized	$1.00
Advisor Shares:
$276,284,479 ÷ 276,284,269 shares outstanding, no par value, unlimited shares authorized	$1.00
Service Shares:
$2,757,261,578 ÷ 2,757,259,476 shares outstanding, no par value, unlimited shares authorized	$1.00
Cash II Shares:
$1,043,701,662 ÷ 1,043,700,868 shares outstanding, no par value, unlimited shares authorized	$1.00
Cash Series Shares:
$32,788,621 ÷ 32,788,596 shares outstanding, no par value, unlimited shares authorized	$1.00
Capital Shares:
$670,113,532 ÷ 670,113,022 shares outstanding, no par value, unlimited shares authorized	$1.00
Trust Shares:
$3,502,862,677 ÷ 3,502,860,013 shares outstanding, no par value, unlimited shares authorized	$1.00
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
20

Statement of Operations
Year Ended July 31, 2019
Investment Income:
Interest			$458,365,576
Dividends received from an affiliated holding*			649,598
TOTAL INCOME			459,015,174
Expenses:
Investment adviser fee (Note 5)		$35,723,281
Administrative fee (Note 5)		14,234,579
Custodian fees		669,848
Transfer agent fee (Note 2)		4,900,178
Directors'/Trustees' fees (Note 5)		102,318
Auditing fees		23,961
Legal fees		11,888
Portfolio accounting fees		273,569
Distribution services fee (Note 5)		8,433,170
Other service fees (Notes 2 and 5)		16,578,355
Share registration costs		640,782
Printing and postage		348,834
Miscellaneous (Note 5)		111,691
TOTAL EXPENSES		82,052,454
Waivers and Reimbursement:
Waiver of investment adviser fee (Note 5)	$(18,283,790)
Waiver/reimbursement of other operating expenses (Notes 2 and 5)	(58,691)
TOTAL WAIVERS AND REIMBURSEMENT		(18,342,481)
Net expenses			63,709,973
Net investment income			395,305,201
Net realized gain on investments			16,367
Change in net assets resulting from operations			$395,321,568
*	See information listed after the Fund's Portfolio of Investments.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
21

Statement of Changes in Net Assets
Year Ended July 31	2019	2018
Increase (Decrease) in Net Assets
Operations:
Net investment income	$395,305,201	$98,781,651
Net realized gain	16,367	4,318
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	395,321,568	98,785,969
Distributions to Shareholders (Note 2):
Automated Shares	(26,085,945)	(4,459,492)
Class R Shares	(636,026)	(254,246)
Wealth Shares	(255,912,055)	(62,096,083)
Advisor Shares	(1,355,299)	—
Service Shares	(47,210,636)	(17,977,504)
Cash II Shares	(16,939,442)	(8,909,842)
Cash Series Shares	(408,312)	(210,588)
Capital Shares	(13,067,718)	(4,749,320)
Trust Shares	(33,684,873)	(134,363)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(395,300,306)	(98,791,438)
Share Transactions:
Proceeds from sale of shares	41,721,543,941	17,513,771,296
Net asset value of shares issued to shareholders in payment of distributions declared	362,235,071	82,970,924
Cost of shares redeemed	(24,651,770,619)	(14,082,858,419)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	17,432,008,393	3,513,883,801
Change in net assets	17,432,029,655	3,513,878,332
Net Assets:
Beginning of period	9,436,285,759	5,922,407,427
End of period	$26,868,315,414	$9,436,285,759
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
22

Notes to Financial Statements
July 31, 2019
1. ORGANIZATION
Money Market Obligations Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of 20 portfolios. The financial statements included herein are only those of Federated Prime Cash Obligations Fund (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers nine classes of shares: Automated Shares, Class R Shares, Wealth Shares, Advisor Shares, Service Shares, Cash II Shares, Cash Series Shares, Capital Shares and Trust Shares. The Financial Highlights of the Automated Shares, Class R Shares, Advisor Shares, Service Shares, Cash II Shares, Cash Series Shares, Capital Shares and Trust Shares are presented separately. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The investment objective of the Fund is to provide current income consistent with stability of principal and liquidity.
The Fund operates as a retail money market fund. As a retail money market fund, the Fund: (1) will generally continue to use amortized cost to value its portfolio securities and transact at a stable $1.00 net asset value (NAV); (2) has adopted policies and procedures reasonably designed to limit investments in the Fund to accounts beneficially owned by natural persons as required for a retail money market fund by Rule 2a-7 under the Act; and (3) has adopted policies and procedures to impose liquidity fees on redemptions and/or temporary redemption gates in the event that the Fund's weekly liquid assets were to fall below a designated threshold, if the Fund's Board of Trustees (the “Trustees”) determine such liquidity fees or redemption gates are in the best interests of the Fund.
Effective January 18, 2019, the Fund began offering Advisor Shares.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
Most securities are valued at amortized cost. Shares of any institutional money market fund in which the Fund invests will be valued at that fund's NAV, which may be calculated using market value, rather than the amortized cost method. Under the amortized cost valuation method, an investment is valued initially at its cost as determined in accordance with GAAP. The Fund then adjusts the amount of interest income accrued each day over the term of the investment to account for any difference between the initial cost of the investment and the amount payable at its maturity. If amortized cost is determined not to approximate fair value, the value of the portfolio securities will be determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share.
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The Trustees have ultimate responsibility for determining the fair value of investments. The Trustees have appointed a valuation committee (“Valuation Committee”) comprised of officers of the Fund, Federated Investment Management Company (the “Adviser”) and certain of the Adviser's affiliated companies to assist in determining fair value of securities and in overseeing the comparison of amortized cost to market-based value. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of monitoring the relationship of market-based value and amortized cost. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs and assumptions), and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Repurchase Agreements
The Fund may invest in repurchase agreements for short-term liquidity purposes. It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.
The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.
The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund's Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.
Repurchase agreements are subject to Master Netting Agreements which are agreements between the Fund and its counterparties that provide for the net settlement of all transactions and collateral with the Fund, through a single payment, in the event of default or termination. Amounts presented on the Portfolio of Investments and Statement of Assets and Liabilities are not net settlement amounts but gross. As indicated above, the cash or securities to be repurchased, as shown on the Portfolio of Investments, exceeds the repurchase price to be paid under the agreement reducing the net settlement amount to zero.
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Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income, if any, are declared daily and paid monthly. Amortization/accretion of premium and discount is included in investment income. Investment income, realized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that select classes will bear certain expenses unique to those classes. The detail of the total fund expense waivers and reimbursement of $18,342,481 is disclosed in various locations in this Note 2 and Note 5. For the year ended July 31, 2019, transfer agent fees for the Fund were as follows:
	Transfer Agent Fees Incurred	Transfer Agent Fees Reimbursed
Automated Shares	$1,250,613	$—
Class R Shares	110,434	(691)
Wealth Shares	1,635,340	(153)
Advisor Shares	7,388	—
Service Shares	359,760	—
Cash II Shares	1,173,698	(6,984)
Cash Series Shares	26,745	(1,026)
Capital Shares	90,188	—
Trust Shares	246,012	(6)
TOTAL	$4,900,178	$(8,860)
Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses. The distributions disclosed on the Statement of Changes in Net Assets for the year ended July 31, 2018, were from the following sources:
Net Investment Income
Automated Shares	$4,458,961
Class R Shares	254,174
Wealth Shares	62,091,162
Service Shares	17,975,674
Cash II Shares	8,908,070
Cash Series Shares	210,549
Capital Shares	4,748,924
Trust Shares	134,344
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Net Realized Gain
Automated Shares	$531
Class R Shares	72
Wealth Shares	4,921
Service Shares	1,830
Cash II Shares	1,772
Cash Series Shares	39
Capital Shares	396
Trust Shares	19
Undistributed net investment income at July 31, 2018, was $3,718.
Other Service Fees
The Fund may pay other service fees up to 0.25% of the average daily net assets of the Fund's Automated Shares, Class R Shares, Wealth Shares, Advisor Shares, Service Shares, Cash II Shares, Cash Series Shares, Capital Shares and Trust Shares to unaffiliated financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Financial intermediaries may include a company affiliated with management of Federated Investors, Inc. A financial intermediary affiliated with management of Federated Investors, Inc. received $79,448 of other service fees for the year ended July 31, 2019. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for other service fees. In addition, unaffiliated third-party financial intermediaries may waive other service fees. This waiver can be modified or terminated at any time. For the year ended July 31, 2019, other service fees for the Fund were as follows:
Other Service Fees Incurred
Automated Shares	$3,160,530
Class R Shares	110,677
Service Shares	5,649,314
Cash II Shares	2,583,566
Cash Series Shares	68,415
Capital Shares	580,118
Trust Shares	4,425,735
TOTAL	$16,578,355
For the year ended July 31, 2019, the Fund's Wealth Shares and Advisor Shares did not incur other service fees.
Federal Taxes
It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the year ended July 31, 2019, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest
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and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of July 31, 2019, tax years 2016 through 2019 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.
When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
Restricted Securities
The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer's expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. The Fund's restricted securities, like other securities, are priced in accordance with procedures established by and under the general supervision of the Trustees.
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated. The Fund applies investment company accounting and reporting guidance.
3. SHARES OF BENEFICIAL INTEREST
The following tables summarize share activity:
Year Ended July 31	2019		2018
Automated Shares:	Shares	Amount	Shares	Amount
Shares sold	2,586,946,546	$2,586,976,145	575,364,769	$575,364,769
Shares issued to shareholders in payment of distributions declared	25,918,844	25,918,844	4,359,773	4,359,773
Shares redeemed	(1,310,023,803)	(1,310,023,803)	(549,630,302)	(549,633,990)
NET CHANGE RESULTING FROM AUTOMATED SHARE TRANSACTIONS	1,302,841,587	$1,302,871,186	30,094,240	$30,090,552
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Year Ended July 31	2019		2018
Class R Shares:	Shares	Amount	Shares	Amount
Shares sold	34,908,755	$34,908,798	24,222,010	$24,222,010
Shares issued to shareholders in payment of distributions declared	629,102	629,102	251,236	251,236
Shares redeemed	(33,671,231)	(33,671,231)	(33,141,669)	(33,141,776)
NET CHANGE RESULTING FROM CLASS R SHARE TRANSACTIONS	1,866,626	$1,866,669	(8,668,423)	$(8,668,530)

Year Ended July 31	2019		2018
Wealth Shares:	Shares	Amount	Shares	Amount
Shares sold	25,633,683,302	$25,633,683,302	9,716,640,608	$9,716,641,691
Shares issued to shareholders in payment of distributions declared	226,374,442	226,374,442	47,982,485	47,982,485
Shares redeemed	(14,768,574,598)	(14,768,575,207)	(6,862,603,466)	(6,862,603,466)
NET CHANGE RESULTING FROM WEALTH SHARE TRANSACTIONS	11,091,483,146	$11,091,482,537	2,902,019,627	$2,902,020,710

	Period Ended 7/31/2019[1]		Year Ended 7/31/2018
Advisor Shares:	Shares	Amount	Shares	Amount
Shares sold	371,071,208	$371,071,208	—	$—
Shares issued to shareholders in payment of distributions declared	1,355,058	1,355,058	—	—
Shares redeemed	(96,141,997)	(96,171,899)	—	—
NET CHANGE RESULTING FROM ADVISOR SHARE TRANSACTIONS	276,284,269	$276,254,367	—	$—

Year Ended July 31	2019		2018
Service Shares:	Shares	Amount	Shares	Amount
Shares sold	6,557,740,411	$6,557,743,267	4,575,841,156	$4,575,843,403
Shares issued to shareholders in payment of distributions declared	44,731,226	44,731,226	16,931,602	16,931,602
Shares redeemed	(5,645,126,628)	(5,645,126,628)	(4,008,195,569)	(4,008,195,569)
NET CHANGE RESULTING FROM SERVICE SHARE TRANSACTIONS	957,345,009	$957,347,865	584,577,189	$584,579,436
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Year Ended July 31	2019		2018
Cash II Shares:	Shares	Amount	Shares	Amount
Shares sold	1,771,628,327	$1,771,630,422	1,657,905,578	$1,657,906,832
Shares issued to shareholders in payment of distributions declared	16,886,647	16,886,647	8,851,845	8,851,845
Shares redeemed	(1,743,497,551)	(1,743,497,551)	(1,864,340,889)	(1,864,340,889)
NET CHANGE RESULTING FROM CASH II SHARE TRANSACTIONS	45,017,423	$45,019,518	(197,583,466)	$(197,582,212)

Year Ended July 31	2019		2018
Cash Series Shares:	Shares	Amount	Shares	Amount
Shares sold	75,300,630	$75,300,712	123,691,470	$123,691,507
Shares issued to shareholders in payment of distributions declared	391,139	391,139	201,666	201,666
Shares redeemed	(72,814,401)	(72,814,401)	(122,346,583)	(122,346,583)
NET CHANGE RESULTING FROM CASH SERIES SHARE TRANSACTIONS	2,877,368	$2,877,450	1,546,553	$1,546,590

Year Ended July 31	2019		2018
Capital Shares:	Shares	Amount	Shares	Amount
Shares sold	916,067,161	$916,067,441	823,065,682	$823,065,682
Shares issued to shareholders in payment of distributions declared	12,265,697	12,265,697	4,258,589	4,258,589
Shares redeemed	(657,071,466)	(657,071,466)	(632,066,879)	(632,067,703)
NET CHANGE RESULTING FROM CAPITAL SHARE TRANSACTIONS	271,261,392	$271,261,672	195,257,392	$195,256,568

Year Ended July 31	2019		2018
Trust Shares:	Shares	Amount	Shares	Amount
Shares sold	3,774,162,646	$3,774,162,646	17,035,402	$17,035,402
Shares issued to shareholders in payment of distributions declared	33,682,916	33,682,916	133,728	133,728
Shares redeemed	(324,814,090)	(324,818,433)	(10,528,441)	(10,528,443)
NET CHANGE RESULTING FROM TRUST SHARE TRANSACTIONS	3,483,031,472	$3,483,027,129	6,640,689	$6,640,687
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	17,432,008,292	$17,432,008,393	3,513,883,801	$3,513,883,801
1	Reflects operations for the period from January 18, 2019 to July 31, 2019.
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4. FEDERAL TAX INFORMATION
The tax character of distributions as reported on the Statement of Changes in Net Assets for the years ended July 31, 2019 and 2018, was as follows:
	2019	2018
Ordinary income[1]	$395,300,306	$98,786,702
Long-term capital gains	$—	$4,736
1	For tax purposes, short-term capital gain distributions are considered ordinary income distributions.

As of July 31, 2019, the components of distributable earnings on a tax-basis were as follows:
Undistributed ordinary income[2]	$29,235
2	For tax purposes, short-term capital gains are considered ordinary income in determining distributable earnings.
5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.20% of the Fund's average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee and/or reimburse certain operating expenses of the Fund. For the year ended July 31, 2019, the Adviser voluntarily waived $18,241,967 of its fee and voluntarily reimbursed $8,860 of transfer agent fees.
The Adviser has agreed to reimburse the Fund for certain investment adviser fees as a result of transactions in other affiliated investment companies. For the year ended July 31, 2019, the Adviser reimbursed $41,823.
Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. For purposes of determining the appropriate rate breakpoint, “Investment Complex” is defined as all of the Federated Funds subject to a fee under the Administrative Services Agreement. The fee paid to FAS is based on the average daily net assets of the Investment Complex as specified below:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.100%	on assets up to $50 billion
0.075%	on assets over $50 billion
Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the year ended July 31, 2019, the annualized fee paid to FAS was 0.080% of average daily net assets of the Fund.
In addition, FAS may charge certain out-of-pocket expenses to the Fund.
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Distribution Services Fee
The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's Class R Shares, Cash II Shares, Cash Series Shares and Trust Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at the following percentages of average daily net assets annually, to compensate FSC:
Share Class Name	Percentage of Average Daily Net Assets of Class
Class R Shares	0.50%
Cash II Shares	0.35%
Cash Series Shares	0.60%
Trust Shares	0.25%
Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee. For the year ended July 31, 2019, distribution services fees for the Fund were as follows:
	Distribution Services Fees Incurred	Distribution Services Fees Waived
Class R Shares	$224,650	$(22,465)
Cash II Shares	3,617,868	—
Cash Series Shares	164,196	(27,366)
Trust Shares	4,426,456	—
TOTAL	$8,433,170	$(49,831)
When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the year ended July 31, 2019, FSC retained $198,241 fees paid by the Fund.
Other Service Fees
For the year ended July 31, 2019, FSSC received $110,376 of the other service fees disclosed in Note 2.
Expense Limitation
Due to the possibility of changes in market conditions and other factors, there can be no assurance that the level of waivers/reimbursement/reduction of Fund expenses reflected in the financial highlights will be maintained in the future. However, the Adviser and certain of its affiliates (which may include FSC, FAS and FSSC) on their own initiative have agreed to waive certain amounts of their respective fees and/or reimburse expenses. Total annual fund operating expenses (excluding interest expense, extraordinary expenses and proxy-related expenses paid by the Fund, if any) and the Fund's share of fees and expenses of the investments in affiliated funds paid by the Fund's Automated Shares, Class R Shares, Wealth Shares, Advisor Shares, Service Shares, Cash II Shares, Cash Series Shares, Capital Shares and Trust Shares (after the voluntary waivers and/or reimbursements) will not exceed 0.55%, 1.15%, 0.20%, 0.20%, 0.45%, 0.90%, 1.05%, 0.30% and 0.70% (the “Fee Limit”), respectively, up to but not including the later of (the “Termination Date”): (a) October 1, 2020;
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or (b) the date of the Fund's next effective Prospectus. While the Adviser and its applicable affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.
Directors'/Trustees' and Miscellaneous Fees
Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Directors'/Trustees' fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Adviser which in due course are reimbursed by the Fund. These expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses may be included in Accrued and Miscellaneous Expenses on the Statement of Assets and Liabilities and Statement of Operations, respectively.
6. CONCENTRATION OF RISK
A substantial part of the Fund's portfolio may be comprised of obligations of banks. As a result, the Fund may be more susceptible to any economic, business, political or other developments which generally affect these entities.
7. LINE OF CREDIT
The Fund participates with certain other Federated Funds, on a several basis, in an up to $500,000,000 unsecured, 364-day, committed, revolving line of credit (LOC) agreement. The LOC was made available to finance temporarily the repurchase or redemption of shares of the Fund, failed trades, payment of dividends, settlement of trades and for other short-term, temporary or emergency general business purposes. The Fund cannot borrow under the LOC if an inter-fund loan is outstanding. The Fund's ability to borrow under the LOC also is subject to the limitations of the Act and various conditions precedent that must be satisfied before the Fund can borrow. Loans under the LOC are charged interest at a fluctuating rate per annum equal to the highest, on any day, of (a) (i) the federal funds effective rate, (ii) the one month London Interbank Offered Rate (LIBOR), and (iii) 0.0%, plus (b) a margin. The LOC also requires the Fund to pay, quarterly in arrears and at maturity, its pro rata share of a commitment fee based on the amount of the lenders' commitment that has not been utilized. As of July 31, 2019, the Fund had no outstanding loans. During the year ended July 31, 2019, the Fund did not utilize the LOC.
8. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of July 31, 2019, there were no outstanding loans. During the year ended July 31, 2019, the program was not utilized.
9. FEDERAL TAX INFORMATION (UNAUDITED)
For the fiscal year ended July 31, 2019, 86.03% of dividends paid by the Fund are interest-related dividends, as provided by the American Jobs Creation Act of 2004.
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Report of Independent Registered Public Accounting Firm
To The Board of Trustees of the Money Market Obligations Trust and the Wealth Class Shareholders of Federated Prime Cash Obligations Fund:
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of the Federated Prime Cash Obligations Fund (the “Fund”), a portfolio of Money Market Obligations Trust, as of July 31, 2019, the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two year period then ended, and the related notes (collectively, the “financial statements”) and the financial highlights for each of the years in the five year period then ended. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of July 31, 2019, the results of its operations for the year then ended, the changes in its net assets for each of the years in the two year period then ended, and the financial highlights for each of the years in the five year period then ended, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
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We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Such procedures also included confirmation of securities owned as of July 31, 2019, by correspondence with the custodian and brokers, or by other appropriate auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. We believe that our audits provide a reasonable basis for our opinion.
We have served as the auditor of one or more of Federated Investors'- investment companies since 2006.
Boston, Massachusetts
September 23, 2019
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Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or other service fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from February 1, 2019 to July 31, 2019.
ACTUAL EXPENSES
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.
	Beginning Account Value 2/1/2019	Ending Account Value 7/31/2019	Expenses Paid During Period[1]
Actual	$1,000	$1,012.10	$1.00
Hypothetical (assuming a 5% return before expenses)	$1,000	$1,023.80	$1.00
1	Expenses are equal to the Fund's Wealth Shares annualized net expense ratio of 0.20%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half-year period).
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Board of Trustees and Trust Officers
The Board of Trustees is responsible for managing the Trust's business affairs and for exercising all the Trust's powers except those reserved for the shareholders. The following tables give information about each Trustee and the senior officers of the Fund. Where required, the tables separately list Trustees who are “interested persons” of the Fund (i.e., “Interested” Trustees) and those who are not (i.e., “Independent” Trustees). Unless otherwise noted, the address of each person listed is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA 15222. The address of all Independent Trustees listed is 4000 Ericsson Drive, Warrendale, PA 15086-7561; Attention: Mutual Fund Board. As of December 31, 2018, the Trust comprised 20 portfolio(s), and the Federated Fund Family consisted of 40 investment companies (comprising 102 portfolios). Unless otherwise noted, each Officer is elected annually. Unless otherwise noted, each Trustee oversees all portfolios in the Federated Fund Family and serves for an indefinite term. The Fund's Statement of Additional Information includes additional information about Trust Trustees and is available, without charge and upon request, by calling 1-800-341-7400.
Interested TRUSTEES Background
Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
J. Christopher Donahue* Birth Date: April 11, 1949 President and Trustee Indefinite Term Began serving: April 1989	Principal Occupations: Principal Executive Officer and President of certain of the Funds in the Federated Fund Family; Director or Trustee of the Funds in the Federated Fund Family; President, Chief Executive Officer and Director, Federated Investors, Inc.; Chairman and Trustee, Federated Investment Management Company; Trustee, Federated Investment Counseling; Chairman and Director, Federated Global Investment Management Corp.; Chairman and Trustee, Federated Equity Management Company of Pennsylvania; Trustee, Federated Shareholder Services Company; Director, Federated Services Company.
Previous Positions: President, Federated Investment Counseling; President and Chief Executive Officer, Federated Investment Management Company, Federated Global Investment Management Corp. and Passport Research, Ltd; Chairman, Passport Research, Ltd.
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Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
Thomas R. Donahue* Birth Date: October 20, 1958 Trustee Indefinite Term Began serving: May 2016	Principal Occupations: Director or Trustee of certain of the funds in the Federated Fund Family; Chief Financial Officer, Treasurer, Vice President and Assistant Secretary, Federated Investors, Inc.; Chairman and Trustee, Federated Administrative Services; Chairman and Director, Federated Administrative Services, Inc.; Trustee and Treasurer, Federated Advisory Services Company; Director or Trustee and Treasurer, Federated Equity Management Company of Pennsylvania, Federated Global Investment Management Corp., Federated Investment Counseling, and Federated Investment Management Company; Director, MDTA LLC; Director, Executive Vice President and Assistant Secretary, Federated Securities Corp.; Director or Trustee and Chairman, Federated Services Company and Federated Shareholder Services Company; and Director and President, FII Holdings, Inc.
Previous Positions: Director, Federated Investors, Inc.; Assistant Secretary, Federated Investment Management Company, Federated Global Investment Management Company and Passport Research, LTD; Treasurer, Passport Research, LTD; Executive Vice President, Federated Securities Corp.; and Treasurer, FII Holdings, Inc.
*	Family relationships and reasons for “interested” status: J. Christopher Donahue and Thomas R. Donahue are brothers. Both are “interested” due to their beneficial ownership of shares of Federated Investors, Inc. and the positions they hold with Federated and its subsidiaries.
INDEPENDENT TRUSTEES Background
Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
John T. Collins Birth Date: January 24, 1947 Trustee Indefinite Term Began serving: September 2013	Principal Occupations: Director or Trustee of the Federated Fund Family; formerly, Chairman and CEO, The Collins Group, Inc. (a private equity firm) (Retired).
Other Directorships Held: Director, Chairman of the Compensation Committee, KLX Energy Services Holdings, Inc. (oilfield services); former Director of KLX Corp. (aerospace).
Qualifications: Mr. Collins has served in several business and financial management roles and directorship positions throughout his career. Mr. Collins previously served as Chairman and CEO of The Collins Group, Inc. (a private equity firm) and as a Director of KLX Corp. Mr. Collins serves as Chairman Emeriti, Bentley University. Mr. Collins previously served as Director and Audit Committee Member, Bank of America Corp.; Director, FleetBoston Financial Corp.; and Director, Beth Israel Deaconess Medical Center (Harvard University Affiliate Hospital).
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Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
G. Thomas Hough Birth Date: February 28, 1955 Trustee Indefinite Term Began serving: August 2015	Principal Occupations: Director or Trustee of the Federated Fund Family; formerly, Vice Chair, Ernst & Young LLP (public accounting firm) (Retired).
Other Directorships Held: Director, Member of Governance and Compensation Committees, Publix Super Markets, Inc.; Director, Chair of the Audit Committee, Equifax, Inc.; Director, Member of the Audit Committee, Haverty Furniture Companies, Inc.
Qualifications: Mr. Hough has served in accounting, business management and directorship positions throughout his career. Mr. Hough most recently held the position of Americas Vice Chair of Assurance with Ernst & Young LLP (public accounting firm). Mr. Hough serves on the President's Cabinet and Business School Board of Visitors for the University of Alabama and is on the Business School Board of Visitors for Wake Forest University. Mr. Hough previously served as an Executive Committee member of the United States Golf Association.
Maureen Lally-Green Birth Date: July 5, 1949 Trustee Indefinite Term Began serving: August 2009	Principal Occupations: Director or Trustee of the Federated Fund Family; Adjunct Professor of Law, Duquesne University School of Law; formerly, Dean of the Duquesne University School of Law and Professor of Law and Interim Dean of the Duquesne University School of Law; formerly, Associate General Secretary and Director, Office of Church Relations, Diocese of Pittsburgh.
Other Directorships Held: Director, CNX Resources Corporation (formerly known as CONSOL Energy Inc.).
Qualifications: Judge Lally-Green has served in various legal and business roles and directorship positions throughout her career. Judge Lally-Green previously held the position of Dean of the School of Law of Duquesne University (as well as Interim Dean). Judge Lally-Green previously served as a member of the Superior Court of Pennsylvania and as a Professor of Law, Duquesne University School of Law. Judge Lally-Green also currently holds the positions on not for profit or for profit boards of directors as follows: Director and Chair, UPMC Mercy Hospital; Director and Vice Chair, Our Campaign for the Church Alive!, Inc.; Regent, Saint Vincent Seminary; Member, Pennsylvania State Board of Education (public); and Director CNX Resources Corporation (formerly known as CONSOL Energy Inc.). Judge Lally-Green has held the positions of: Director, Auberle; Director, Epilepsy Foundation of Western and Central Pennsylvania; Director, Ireland Institute of Pittsburgh; Director, Saint Thomas More Society; Director and Chair, Catholic High Schools of the Diocese of Pittsburgh, Inc.; Director, Pennsylvania Bar Institute; Director, St. Vincent College; and Director and Chair, North Catholic High School, Inc.
Charles F. Mansfield, Jr. Birth Date: April 10, 1945 Trustee Indefinite Term Began serving: January 1999	Principal Occupations: Director or Trustee of the Federated Fund Family; Management Consultant and Author.
Other Directorships Held: None.
Qualifications: Mr. Mansfield has served as a Marine Corps officer and in several banking, business management, educational roles and directorship positions throughout his long career. He remains active as a Management Consultant and Author.
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Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
Thomas M. O'Neill Birth Date: June 14, 1951 Trustee Indefinite Term Began serving: August 2006	Principal Occupations: Director or Trustee, Chair of the Audit Committee of the Federated Fund Family; Sole Proprietor, Navigator Management Company (investment and strategic consulting).
Other Directorships Held: None.
Qualifications: Mr. O'Neill has served in several business, mutual fund and financial management roles and directorship positions throughout his career. Mr. O'Neill serves as Director, Medicines for Humanity and Director, The Golisano Children's Museum of Naples, Florida. Mr. O'Neill previously served as Chief Executive Officer and President, Managing Director and Chief Investment Officer, Fleet Investment Advisors; President and Chief Executive Officer, Aeltus Investment Management, Inc.; General Partner, Hellman, Jordan Management Co., Boston, MA; Chief Investment Officer, The Putnam Companies, Boston, MA; Credit Analyst and Lending Officer, Fleet Bank; Director and Consultant, EZE Castle Software (investment order management software); and Director, Midway Pacific (lumber).
P. Jerome Richey Birth Date: February 23, 1949 Trustee Indefinite Term Began serving: September 2013	Principal Occupations: Director or Trustee of the Federated Fund Family; Management Consultant; Retired; formerly, Senior Vice Chancellor and Chief Legal Officer, University of Pittsburgh and Executive Vice President and Chief Legal Officer, CNX Resources Corporation (formerly known as CONSOL Energy Inc.).
Other Directorships Held: None.
Qualifications: Mr. Richey has served in several business and legal management roles and directorship positions throughout his career. Mr. Richey most recently held the positions of Senior Vice Chancellor and Chief Legal Officer, University of Pittsburgh. Mr. Richey previously served as Chairman of the Board, Epilepsy Foundation of Western Pennsylvania and Chairman of the Board, World Affairs Council of Pittsburgh. Mr. Richey previously served as Chief Legal Officer and Executive Vice President, CNX Resources Corporation (formerly known as CONSOL Energy Inc.); and Board Member, Ethics Counsel and Shareholder, Buchanan Ingersoll & Rooney PC (a law firm).
John S. Walsh Birth Date: November 28, 1957 Trustee Indefinite Term Began serving: January 1999	Principal Occupations: Director or Trustee, and Chair of the Board of Directors or Trustees, of the Federated Fund Family; President and Director, Heat Wagon, Inc. (manufacturer of construction temporary heaters); President and Director, Manufacturers Products, Inc. (distributor of portable construction heaters); President, Portable Heater Parts, a division of Manufacturers Products, Inc.
Other Directorships Held: None.
Qualifications: Mr. Walsh has served in several business management roles and directorship positions throughout his career. Mr. Walsh previously served as Vice President, Walsh & Kelly, Inc. (paving contractors).
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OFFICERS
Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
Lori A. Hensler Birth Date: January 6, 1967 TREASURER Officer since: April 2013	Principal Occupations: Principal Financial Officer and Treasurer of the Federated Fund Family; Senior Vice President, Federated Administrative Services; Financial and Operations Principal for Federated Securities Corp. and Edgewood Services, Inc.; and Assistant Treasurer, Federated Investors Trust Company. Ms. Hensler has received the Certified Public Accountant designation.
Previous Positions: Controller of Federated Investors, Inc.; Senior Vice President and Assistant Treasurer, Federated Investors Management Company; Treasurer, Federated Investors Trust Company; Assistant Treasurer, Federated Administrative Services, Federated Administrative Services, Inc., Federated Securities Corp., Edgewood Services, Inc., Federated Advisory Services Company, Federated Equity Management Company of Pennsylvania, Federated Global Investment Management Corp., Federated Investment Counseling, Federated Investment Management Company, Passport Research, Ltd., and Federated MDTA, LLC; Financial and Operations Principal for Federated Securities Corp., Edgewood Services, Inc. and Southpointe Distribution Services, Inc.
Peter J. Germain Birth Date: September 3, 1959 CHIEF LEGAL OFFICER, SECRETARY and EXECUTIVE VICE PRESIDENT Officer since: January 2005	Principal Occupations: Mr. Germain is Chief Legal Officer, Secretary and Executive Vice President of the Federated Fund Family. He is General Counsel, Chief Legal Officer, Secretary and Executive Vice President, Federated Investors, Inc.; Trustee and Senior Vice President, Federated Investors Management Company; Trustee and President, Federated Administrative Services; Director and President, Federated Administrative Services, Inc.; Director and Vice President, Federated Securities Corp.; Director and Secretary, Federated Private Asset Management, Inc.; Secretary, Federated Shareholder Services Company; and Secretary, Retirement Plan Service Company of America. Mr. Germain joined Federated in 1984 and is a member of the Pennsylvania Bar Association.
Previous Positions: Deputy General Counsel, Special Counsel, Managing Director of Mutual Fund Services, Federated Investors, Inc.; Senior Vice President, Federated Services Company; and Senior Corporate Counsel, Federated Investors, Inc.
Stephen Van Meter Birth Date: June 5, 1975 CHIEF COMPLIANCE OFFICER AND SENIOR VICE PRESIDENT Officer since: July 2015	Principal Occupations: Senior Vice President and Chief Compliance Officer of the Federated Fund Family; Vice President and Chief Compliance Officer of Federated Investors, Inc. and Chief Compliance Officer of certain of its subsidiaries. Mr. Van Meter joined Federated in October 2011. He holds FINRA licenses under Series 3, 7, 24 and 66.
Previous Positions: Mr. Van Meter previously held the position of Compliance Operating Officer, Federated Investors, Inc. Prior to joining Federated, Mr. Van Meter served at the United States Securities and Exchange Commission in the positions of Senior Counsel, Office of Chief Counsel, Division of Investment Management and Senior Counsel, Division of Enforcement.
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Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
Deborah A. Cunningham Birth Date: September 15, 1959 Chief Investment Officer Officer since: May 2004 Portfolio Manager since: November 1996	Principal Occupations: Deborah A. Cunningham has been the Fund's Portfolio Manager since November 1996. Ms. Cunningham was named Chief Investment Officer of Federated's money market products in 2004. She joined Federated in 1981 and has been a Senior Portfolio Manager since 1997 and an Executive Vice President of the Fund's Adviser since 2009. Ms. Cunningham has received the Chartered Financial Analyst designation and holds an M.S.B.A. in Finance from Robert Morris College.

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Evaluation and Approval of Advisory Contract–May 2019
Federated Prime Cash Obligations Fund (the “Fund”)
At its meetings in May 2019, the Fund's Board of Trustees (the “Board”), including a majority of those Trustees who are not “interested persons” of the Fund, as defined in the Investment Company Act of 1940 (the “Independent Trustees”), reviewed and unanimously approved the continuation of the Fund's investment advisory contract for an additional one-year term. The Board's decision regarding the contract reflects the exercise of its business judgment after considering all of the information received on whether to continue the existing arrangements.
At the request of the Independent Trustees, the Fund's Chief Compliance Officer (the CCO) furnished to the Board in advance of its May 2019 meetings an independent written evaluation presenting on the topics discussed below. The Board considered the CCO's independent written evaluation (the “CCO Fee Evaluation Report”), along with other information, in evaluating the reasonableness of the Fund's management fee and in deciding to approve the continuation of the investment advisory contract. The CCO, in preparing the CCO Fee Evaluation Report, has the authority to retain consultants, experts or staff as reasonably necessary to assist in the performance of his duties, reports directly to the Board, and can be terminated only with the approval of a majority of the Independent Trustees. At the request of the Independent Trustees, the CCO Fee Evaluation Report followed the same general approach and covered the same topics as that of the report that had previously been delivered by the CCO in his capacity as “Senior Officer,” prior to the elimination of the Senior Officer position in December 2017.
The Board also considered judicial decisions concerning allegedly excessive investment advisory fees in making its decision. Using these judicial decisions as a guide, the Board observed that the following factors may be relevant to an adviser's fiduciary duty with respect to its receipt of compensation from a fund: (1) the nature and quality of the services provided by an adviser to a fund and its shareholders (including the performance of the fund, its benchmark and comparable funds); (2) an adviser's cost of providing the services (including the profitability to an adviser of providing advisory services to a fund); (3) the extent to which an adviser may realize “economies of scale” as a fund grows larger and, if such economies of scale exist, whether they have been shared with a fund and its shareholders or the family of funds; (4) any “fall-out” financial benefits that accrue to an adviser because of its relationship with a fund (including research services received from brokers that execute fund trades and any fees paid to affiliates of an adviser for services rendered to a fund); (5) comparative fee and expense structures (including a comparison of fees paid to an adviser with those paid by similar funds both internally and externally as well as management fees charged to institutional and other advisory clients of the
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adviser for what might be viewed as like services); and (6) the extent of care, conscientiousness and independence with which the fund's board members perform their duties and their expertise (including whether they are fully informed about all facts the board deems relevant to its consideration of an adviser's services and fees). The Board noted that the Securities and Exchange Commission (SEC) disclosure requirements regarding the basis for the Board's approval of the Fund's investment advisory contract generally align with the factors listed above. The Board was aware of these factors and was guided by them in its review of the Fund's investment advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.
The Board considered and weighed these factors in light of its substantial accumulated experience in governing the Fund and working with Federated Investment Management Company (the “Adviser”) and its affiliates (collectively, “Federated”) on matters relating to the funds advised by Federated (each, a “Federated Fund”). The Independent Trustees were assisted in their deliberations by independent legal counsel.
In addition to the extensive materials that comprise and accompany the CCO Fee Evaluation Report, the Board received detailed information about the Fund and the Federated organization throughout the year, and in connection with its May meetings at which the Board's formal approval of the advisory and subadvisory contracts occurred. In this regard, Federated provided much of this information at each regular meeting of the Board, and furnished additional information specifically in connection with the May meetings. In the months preceding the May meetings, the Board requested and reviewed written materials prepared by Federated in response to requests on behalf of the Independent Trustees encompassing a wide variety of topics. At the May meetings, in addition to meeting in separate sessions of the Independent Trustees without management present, senior management of the Adviser also met with the Independent Trustees and their counsel to discuss the materials presented and such additional matters as the Independent Trustees deemed reasonably necessary to evaluate the advisory and subadvisory contracts. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose.
The Board's consideration of the investment advisory contract included review of the CCO Fee Evaluation Report, accompanying data and additional information covering the following matters among others: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short-term and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in terms relative to its particular investment program and certain competitor or “peer group” funds and/or other benchmarks, as appropriate) and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses, including the advisory fee and the overall expense structure of the Fund (both in absolute terms and relative to similar and/or competing funds), with due
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regard for contractual or voluntary expense limitations; the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders; the entrepreneurial and other risks assumed by the Adviser in sponsoring the Fund; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated Funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are generally available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated Funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated Funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.
While mindful that courts have cautioned against giving too much weight to comparative information concerning fees charged by other advisers for managing funds with comparable investment programs, the Board has found the use of such comparisons to be relevant to its deliberations. In this regard, the Board was presented with, and considered, information regarding the contractual advisory fee rates, net advisory fee rates, total expense ratios and each element of the Fund's total expense ratio (i.e., gross and net advisory fees, custody fees, portfolio accounting fees and transfer agency fees) relative to an appropriate group of peer funds compiled by Federated using data supplied by independent fund ranking organizations (the “Peer Group”). The Board received a description of the composition and methodology used to select the Peer Group. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because it is believed that they are more relevant. For example, other mutual funds are the products most like the Fund, in that they are readily available to Fund shareholders as alternative investment vehicles. Also, they are the type of investment vehicle, in fact, chosen and maintained by the Fund's investors. The range of their fees and expenses, therefore, appears to be a relevant indicator of what consumers have found to be reasonable in the marketplace in which the Fund competes.
The Board reviewed the contractual advisory fee rate, net advisory fee rate and other expenses of the Fund and noted the position of the Fund's fee rates relative to its Peer Group. In this regard, the Board noted that the contractual advisory fee rate was below the median of the relevant Peer Group and the Board was satisfied that the overall expense structure of the Fund remained competitive.
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For comparison, the CCO reviewed the fees charged by Federated for providing advisory services to products other than the Federated Funds (e.g., institutional separate accounts and third-party unaffiliated mutual funds for which Federated serves as sub-adviser) (referenced to as “Comparable Funds/Accounts”). With respect to Comparable Funds/Accounts other than third-party mutual funds, the CCO concluded that they are inherently different products. Those differences include, but are not limited to, different types of targeted investors; different applicable laws and regulations; different legal structures; different average account sizes and portfolio management techniques made necessary by different cash flows and different associated costs; and the time spent by portfolio managers and their teams, as well as personnel in the Funds Financial Services, Legal, Compliance and Risk Management departments, in reviewing securities pricing, addressing different administrative responsibilities, addressing different degrees of risk associated with management and a variety of different costs. The CCO also reviewed the differences in the nature of the services required for Federated to manage its proprietary mutual fund business versus managing a discrete pool of assets as a sub-adviser to another institution's mutual fund, and that Federated generally performs significant additional services and assumes substantially greater risks in managing the Fund and other Federated Funds than in its role as sub-adviser to an unaffiliated third-party mutual fund. The CCO did not consider the fees for providing advisory services to Comparable Funds/Accounts to be determinative in judging the appropriateness of the Federated Funds' advisory fees.
The CCO noted that the services, administrative responsibilities and risks associated with such relationships are quite different than serving as a primary adviser to a fund.
Following such evaluation, and full deliberations, the Board concluded that the fees and expenses of the Fund are reasonable and supported renewal of the Fund's investment advisory contract.
The Board considered the nature, extent and quality of the services provided to the Fund by the Adviser and the resources of the Adviser and its affiliates dedicated to the Fund. In this regard, the Board evaluated, among other things, the Adviser's personnel, experience, track record, financial resources, overall reputation and willingness to invest in personnel and infrastructure that benefit the Fund. In addition, the Board reviewed the qualifications, backgrounds and responsibilities of the portfolio management team primarily responsible for the day-to-day management of the Fund and the Adviser's ability and experience in attracting and retaining qualified personnel to service the Fund. The Board noted the investment research and company engagement capabilities of the Adviser and its affiliates. The Board also noted the compliance program of the Adviser and the compliance-related resources provided to the Fund by the Adviser, including the Adviser's commitment to respond to rulemaking initiatives of the SEC. The Fund's ability to deliver competitive performance when compared to its Peer Group was also deemed to be relevant by the Board
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as a useful indicator of how the Adviser is executing the Fund's investment program. The Adviser's ability to execute this program was one of the Board's considerations in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services warrant the continuation of the investment advisory contract.
In evaluating the Fund's investment performance, the Board considered performance results in light of the Fund's investment objective, strategies and risks, as disclosed in the Fund's prospectus. The Board considered detailed investment reports on the Fund's performance that were provided to the Board throughout the year and in connection with the May meetings. The CCO also reviewed information regarding the performance of other mutual funds in the Peer Group, noting the CCO's view that comparisons to fund peer groups may be helpful, though not conclusive, in evaluating the performance of the Adviser in managing the Fund. The Board considered, in evaluating such comparisons, that in some cases there may be differences in the funds' objectives or investment management techniques, or the costs to implement the funds, even within the same Peer Group.
The Fund's performance was above the median of the relevant Peer Group for the one-year period covered by the CCO Fee Evaluation Report. The Board also considered the relatively tight dispersion of performance data with respect to the Fund and its Peer Group.
Following such evaluation, and full deliberations, the Board concluded that the performance of the Fund supported renewal of the Fund's investment advisory contract.
The Board also received financial information about Federated, including information regarding the compensation and ancillary (or “fall-out”) benefits Federated derived from its relationships with the Federated Funds. This information covered not only the fees under the investment advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated Funds under separate contracts (e.g., for serving as the Federated Funds' administrator and distributor). In this regard, the Board considered that certain Federated subsidiaries provide distribution and shareholder services to the Federated Funds, for which they may be compensated through distribution and servicing fees paid pursuant to Rule 12b-1 plans or otherwise. The information also detailed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated Fund trades. In addition, the Board considered the fact that, in order for a Federated Fund to be competitive in the marketplace, the Adviser and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to Federated Fund investors and/or indicated to the Board their intention to do so in the future. Moreover, the Board receives regular reporting as to the institution, adjustment or elimination of these voluntary waivers.
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Federated furnished information, requested by the CCO, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the CCO. The CCO noted that, while these cost allocation reports apply consistent allocation processes, the inherent difficulties in allocating costs continues to cause the CCO to question the precision of the process and to conclude that such reports may be unreliable, since a single change in an allocation estimate may dramatically alter the resulting estimate of cost and/or profitability of a Federated Fund and may produce unintended consequences. The allocation information, including the CCO's view that fund-by-fund estimations may be unreliable, was considered in the evaluation by the Board.
The Board and the CCO also reviewed information compiled by Federated comparing its profitability information to other publicly held fund management companies, including information regarding profitability trends over time. In this regard, the CCO concluded that Federated's profit margins did not appear to be excessive. The CCO also noted that Federated appeared financially sound, with the resources necessary to fulfill its obligations under its contracts with the Fund.
The CCO Fee Evaluation Report also discussed the notion of possible realization of “economies of scale” as a fund grows larger, the difficulties of calculating economies of scale at an individual fund level, and the extent to which potential scale benefits are shared with shareholders. In this regard, the Board considered that Federated has made significant and long-term investments in areas that support all of the Federated Funds, such as personnel and processes for the portfolio management, shareholder services, compliance, internal audit and risk management functions, as well as systems technology (including technology relating to cybersecurity) and that the benefits of these investments (as well as any economies of scale, should they exist) were likely to be shared with the Federated Fund family as a whole. The Board noted that Federated's investments in these areas are extensive. In addition, the Board considered that the Adviser and its affiliates have frequently waived fees and/or reimbursed expenses and that this has allowed potential economies of scale to be shared with shareholders. The Board also considered that such waivers and reimbursements can provide protection from an increase in expenses if a Federated Fund's assets decline. Federated, as it does throughout the year, and specifically in connection with the Board's review of the advisory and subadvisory contracts, furnished information relative to revenue sharing or adviser-paid fees. Federated and the CCO noted that this information should be viewed to determine if there was an incentive to either not apply breakpoints, or to apply breakpoints at higher levels, and should not be viewed to determine the appropriateness of advisory fees. The Board also noted the absence of any
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applicable regulatory or industry guidelines on this subject, which (as discussed in the CCO Fee Evaluation Report) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as a fund attains a certain size.
The CCO stated that his observations and the information accompanying the CCO Fee Evaluation Report supported a finding by the Board that the management fee for the Fund was reasonable. Under these circumstances, no changes were recommended to, and no objection was raised to the continuation of, the Fund's investment advisory contract. The CCO also recognized that the Board's evaluation of the Federated Funds' advisory and subadvisory arrangements is a continuing and on-going process that is informed by the information that the Board requests and receives from management throughout the course of the year and, in this regard, the CCO noted certain items for future reporting to the Board or further consideration by management as the Board continues its on-going oversight of the Federated Funds.
In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an investment advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the investment advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund. The Board concluded that, in light of the factors summarized above, including the nature, quality and scope of the services provided to the Fund by the Adviser and its affiliates, continuation of the investment advisory contract was appropriate.
The Board based its decision to approve the investment advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the continuation of the contract reflects its view that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangement.
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Voting Proxies on Fund Portfolio Securities
A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available via the Proxy Voting Record (Form N-PX) link associated with the Fund and share class name at www.FederatedInvestors.com/FundInformation. Form N-PX filings are also available at the SEC's website at www.sec.gov.
Portfolio Schedule
The Fund files with the SEC a complete schedule of its portfolio holdings as of the close of each month on “Form N-MFP.” Form N-MFP is available on the SEC's website at www.sec.gov. You may access Form N-MFP via the link to the Fund and share class name at www.FederatedInvestors.com.
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You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. The Fund may impose a fee upon the sale of your shares or may temporarily suspend your ability to sell shares if the Fund's liquidity falls below required minimums because of market conditions or other factors. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund's sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.
This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

Federated Prime Cash Obligations Fund
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 60934N625
Q453566 (9/19)
Federated is a registered trademark of Federated Investors, Inc.
2019 ©Federated Investors, Inc.

Annual Shareholder Report
July 31, 2019
Share Class | Ticker	Automated | PTAXX	R | PTRXX	Wealth | PCOXX
	Advisor | PCVXX	Service | PRCXX	Cash II | PCDXX
	Cash Series | PTSXX	Capital | PCCXX	Trust | PTTXX

Federated Prime Cash Obligations Fund

A Portfolio of Money Market Obligations Trust
IMPORTANT NOTICE REGARDING REPORT DELIVERY
Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund's shareholder reports like this one will no longer be sent by mail, unless you specifically request paper copies of the reports from the Fund or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.
If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund or your financial intermediary electronically by contacting your financial intermediary (such as a broker-dealer or bank); other shareholders may call the Fund at 1-800-341-7400, Option 4.
You may elect to receive all future reports in paper free of charge. You can inform the Fund or your financial intermediary that you wish to continue receiving paper copies of your shareholder reports by contacting your financial intermediary (such as a broker-dealer or bank); other shareholders may call the Fund at 1-800-341-7400, Option 4. Your election to receive reports in paper will apply to all funds held with the Fund complex or your financial intermediary.
The Fund is a Retail Money Market Fund and is only available for investment to accounts beneficially owned by natural persons.

Not FDIC Insured ■ May Lose Value ■ No Bank Guarantee

Portfolio of Investments Summary Tables (unaudited)
At July 31, 2019, the Fund's portfolio composition1 was as follows:
Security Type	Percentage of Total Net Assets
Other Repurchase Agreements and Repurchase Agreements	31.5%
Variable Rate Instruments	30.6%
Commercial Paper	23.8%
Bank Instruments	13.9%
Asset-Backed Securities	0.1%
Corporate Note	0.1%
Cash Equivalents[2]	0.1%
Other Assets and Liabilities—Net[3]	(0.1)%
TOTAL	100.0%
At July 31, 2019, the Fund's effective maturity schedule4 was as follows:
Securities With an Effective Maturity of:	Percentage of Total Net Assets
1-7 Days	53.8%[5]
8 to 30 Days	17.6%
31 to 90 Days	19.3%
91 to 180 Days	7.7%
181 Days or more	1.7%
Other Assets and Liabilities—Net[3]	(0.1)%
TOTAL	100.0%
1	See the Fund's Prospectus and Statement of Additional Information for more complete information regarding these security types. With respect to this table, Commercial Paper includes commercial paper with interest rates that are fixed or that reset periodically.
2	Cash Equivalents include any investments in money market mutual funds and/or overnight repurchase agreements.
3	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
4	Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940, which regulates money market mutual funds.
5	Overnight securities comprised 44.2% of the Fund's portfolio.
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Portfolio of Investments
July 31, 2019
Principal Amount or Shares			Value
		ASSET-BACKED SECURITIES—0.1%
		Finance - Automotive—0.1%
$11,452,660		AmeriCredit Automobile Receivables Trust 2019-1, Class A1, 2.659%, 3/18/2020	$11,452,660
5,798,680		Westlake Automobile Receivables Trust 2019-1, Class A1, 2.768%, 2/18/2020	5,798,679
		TOTAL ASSET-BACKED SECURITIES	17,251,339
		CERTIFICATES OF DEPOSIT—6.8%
		Finance - Banking—6.8%
190,000,000		Bank of Montreal, 2.690%—2.700%, 3/9/2020 - 3/19/2020	190,000,000
50,000,000		Bank of New York Mellon, N.A., 2.400%, 12/11/2019	49,991,066
100,000,000		DZ Bank AG Deutsche Zentral-Genossenschaftsbank, 2.250%—2.350%, 11/1/2019 - 1/31/2020	99,136,142
100,000,000		MUFG Bank Ltd., 2.690%, 8/21/2019	99,852,495
85,000,000		Mizuho Bank Ltd., 2.320%—2.350%, 10/22/2019 - 11/26/2019	84,813,771
100,000,000		Mizuho Bank Ltd., 2.320%, 11/1/2019	99,411,774
625,000,000		Mizuho Bank Ltd., 2.330%—2.520%, 8/30/2019 - 10/31/2019	623,530,136
50,000,000		Nordea Bank Abp, 2.620%, 9/11/2019	50,000,000
150,000,000		Sumitomo Mitsui Banking Corp., 2.240%—2.250%, 1/29/2020 - 2/3/2020	148,312,606
175,000,000		Sumitomo Mitsui Trust Bank Ltd., 2.280%—2.320%, 10/11/2019 - 11/15/2019	175,000,000
150,000,000		Toronto Dominion Bank, 2.600%, 8/1/2019	150,000,000
15,000,000		Toronto Dominion Bank, 2.660%, 12/2/2019	15,000,000
40,000,000		Wells Fargo Bank International, 2.700%, 9/23/2019	40,000,000
		TOTAL CERTIFICATES OF DEPOSIT	1,825,047,990
	[1]	COMMERCIAL PAPER—23.8%
		Aerospace/Auto—0.5%
120,000,000		Daimler Finance NA LLC, (GTD by Daimler AG), 2.414%—2.417%, 9/12/2019 - 9/25/2019	119,616,333
		Finance - Banking—7.3%
135,904,000		Albion Capital LLC, (MUFG Bank Ltd. LIQ), 2.293%—2.303%, 10/22/2019 - 10/28/2019	135,189,345
50,000,000		Alpine Securitization LLC, (Credit Suisse AG LIQ), 2.400%, 10/11/2019	50,000,000
56,170,000		Antalis S.A., (Societe Generale, Paris LIQ), 2.435%, 8/7/2019	56,147,251
50,000,000		Banque et Caisse d'Epargne de L'Etat, 2.574%, 8/28/2019	49,904,375
125,000,000		Bedford Row Funding Corp., (GTD by Royal Bank of Canada), 2.595%—3.060%, 10/1/2019 - 4/6/2020	124,223,924
Annual Shareholder Report
2

Principal Amount or Shares			Value
	[1]	COMMERCIAL PAPER—continued
		Finance - Banking—continued
$100,000,000		J.P. Morgan Securities LLC, 2.398%, 12/3/2019	$99,183,667
563,400,000		LMA-Americas LLC, (Credit Agricole Corporate and Investment Bank LIQ), 2.248%—2.522%, 8/6/2019 - 11/27/2019	561,408,588
13,900,000		Malayan Banking Berhad, New York—CPLOC, (Wells Fargo Bank, N.A. LOC), 2.665%, 10/21/2019	13,817,747
270,867,000		Manhattan Asset Funding Company LLC, (Sumitomo Mitsui Banking Corp. LIQ), 2.315%—2.415%, 9/4/2019 - 10/4/2019	270,041,818
325,000,000		Matchpoint Finance PLC, (BNP Paribas SA LIQ), 2.293%—2.582%, 9/3/2019 - 10/22/2019	323,678,611
25,000,000		Matchpoint Finance PLC, (BNP Paribas SA LIQ), 2.390%, 10/15/2019	24,876,277
40,000,000		Nordea Bank Abp, 2.593%, 10/4/2019	39,817,956
105,000,000		Sumitomo Mitsui Banking Corp., 2.634%, 9/9/2019	104,704,250
45,000,000		Toronto Dominion Bank, 2.301%—2.319%, 8/6/2019 - 9/5/2019	44,918,201
75,000,000		Westpac Banking Corp. Ltd., Sydney, 3.102%, 11/1/2019	74,423,083
		TOTAL	1,972,335,093
		Finance - Commercial—1.7%
50,000,000		Atlantic Asset Securitization LLC, 2.334%, 10/2/2019	49,800,222
50,000,000		CAFCO, LLC, 2.546%, 8/8/2019	49,975,403
40,000,000		CHARTA, LLC, 2.572%, 11/6/2019	39,726,244
30,000,000		CRC Funding, LLC, 2.665%, 8/7/2019	29,986,850
144,500,000		Crown Point Capital Co., LLC, (Credit Suisse AG LIQ), 2.286%—2.314%, 9/30/2019 - 11/1/2019	143,749,306
130,000,000		Crown Point Capital Co., LLC, (Credit Suisse AG LIQ), 2.560%, 9/26/2019	130,000,000
		TOTAL	443,238,025
		Finance - Retail—8.6%
166,000,000		Barton Capital S.A., 2.308%—2.456%, 8/1/2019 - 9/17/2019	165,966,969
954,250,000		Chariot Funding LLC, 2.267%—2.881%, 8/19/2019 - 3/9/2020	948,250,445
204,995,000		Old Line Funding, LLC, 2.480%—2.798%, 10/25/2019 - 12/4/2019	203,523,343
50,000,000		Old Line Funding, LLC, 2.526%, 10/29/2019	49,690,972
579,900,000		Sheffield Receivables Company LLC, 2.247%—2.646%, 8/1/2019 - 11/18/2019	577,853,024
75,000,000		Starbird Funding Corp., 2.614%, 11/4/2019	74,489,375
292,938,000		Thunder Bay Funding, LLC, 2.394%—3.070%, 9/20/2019 - 12/6/2019	291,072,204
		TOTAL	2,310,846,332
		Finance - Securities—2.7%
210,000,000		Anglesea Funding LLC, 2.263%—2.644%, 9/27/2019 - 11/1/2019	209,049,431
195,000,000		Collateralized Commercial Paper Co. LLC, 2.620%—2.682%, 9/4/2019 - 11/25/2019	193,824,467
Annual Shareholder Report
3

Principal Amount or Shares			Value
	[1]	COMMERCIAL PAPER—continued
		Finance - Securities—continued
$201,000,000		Collateralized Commercial Paper FLEX Co., LLC, 2.651%—2.929%, 8/15/2019 - 10/22/2019	$200,391,353
25,000,000		Collateralized Commercial Paper II Co. LLC, (J.P. Morgan Securities LLC COL), 3.231%, 11/25/2019	24,747,861
52,700,000		Great Bridge Capital Co., LLC, 2.369%—2.480%, 8/19/2019 - 9/24/2019	52,583,771
50,000,000		Longship Funding LLC, (Nordea Bank Abp COL), 2.313%, 10/7/2019	49,785,972
		TOTAL	730,382,855
		Sovereign—3.0%
817,075,000		Kells Funding, LLC, (FMS Wertmanagement AoR LIQ), 2.313%—2.603%, 8/8/2019 - 10/27/2019	815,079,319
		TOTAL COMMERCIAL PAPER	6,391,497,957
		CORPORATE NOTE—0.1%
		Finance - Banking—0.1%
16,550,000		Commonwealth Bank of Australia, 2.300%, 3/12/2020	16,513,777
	[2]	NOTES - VARIABLE—30.6%
		Aerospace/Auto—0.2%
70,000,000		Toyota Motor Credit Corp., (Toyota Motor Corp. Support Agreement), 2.384% (1-month USLIBOR +0.150%), 8/1/2019	70,000,000
		Finance - Banking—24.9%
125,000,000		Alpine Securitization LLC, (Credit Suisse AG LIQ), 2.412% (3-month USLIBOR +0.150%), 8/26/2019	125,000,000
150,000,000		Alpine Securitization LLC, (Credit Suisse AG LIQ), 2.464% (1-month USLIBOR +0.150%), 8/19/2019	150,000,000
99,600,000		Alpine Securitization LLC, (Credit Suisse AG LIQ), 2.472% (1-month USLIBOR +0.200%), 8/20/2019	99,600,000
50,000,000		Bank of Montreal, 2.421% (1-month USLIBOR +0.180%), 8/27/2019	50,000,000
50,000,000		Bank of Montreal, 2.495% (1-month USLIBOR +0.170%), 8/14/2019	50,004,663
149,500,000		Bank of Montreal, 2.524% (1-month USLIBOR +0.160%), 8/6/2019	149,500,000
49,000,000		Bank of Montreal, 2.534% (1-month USLIBOR +0.170%), 8/7/2019	49,000,000
75,000,000		Bank of Montreal, 2.560% (1-month USLIBOR +0.200%), 8/5/2019	75,000,000
50,000,000		Bank of Montreal, 2.579% (1-month USLIBOR +0.200%), 8/12/2019	50,000,000
200,000,000		Bank of Montreal, 2.582% (1-month USLIBOR +0.180%), 8/1/2019	200,000,000
100,000,000		Bank of Montreal, 2.769% (1-month USLIBOR +0.400%), 8/12/2019	100,000,000
35,000,000		Bank of Nova Scotia, Toronto, 2.401% (1-month USLIBOR +0.160%), 8/28/2019	35,000,000
50,000,000		Bank of Nova Scotia, Toronto, 2.470% (1-month USLIBOR +0.170%), 8/19/2019	50,000,000
70,000,000		Bank of Nova Scotia, Toronto, 2.470% (1-month USLIBOR +0.170%), 8/19/2019	70,000,000
Annual Shareholder Report
4

Principal Amount or Shares			Value
	[2]	NOTES - VARIABLE—continued
		Finance - Banking—continued
$125,000,000		Bank of Nova Scotia, Toronto, 2.660% (Effective Fed Funds +0.270%), 8/1/2019	$125,000,000
125,000,000		Bank of Nova Scotia, Toronto, 2.660% (Effective Fed Funds +0.270%), 8/1/2019	125,000,000
50,000,000		Bank of Nova Scotia, Toronto, 2.680% (Effective Fed Funds +0.290%), 8/1/2019	50,000,000
30,000,000		Bedford Row Funding Corp., (GTD by Royal Bank of Canada), 2.456% (1-month USLIBOR +0.190%), 8/26/2019	30,000,000
30,000,000		Bedford Row Funding Corp., (GTD by Royal Bank of Canada), 2.485% (1-month USLIBOR +0.160%), 8/13/2019	30,000,000
40,000,000		Bedford Row Funding Corp., (GTD by Royal Bank of Canada), 2.502% (1-month USLIBOR +0.240%), 8/20/2019	40,000,000
40,000,000		Bedford Row Funding Corp., (GTD by Royal Bank of Canada), 2.505% (1-month USLIBOR +0.180%), 8/15/2019	40,000,000
38,000,000		Bedford Row Funding Corp., (GTD by Royal Bank of Canada), 2.531% (3-month USLIBOR +0.220%), 9/27/2019	38,000,000
10,000,000		Bedford Row Funding Corp., (GTD by Royal Bank of Canada), 2.549% (1-month USLIBOR +0.180%), 8/12/2019	10,000,000
65,000,000		Bedford Row Funding Corp., (GTD by Royal Bank of Canada), 2.579% (1-month USLIBOR +0.200%), 8/12/2019	65,000,000
50,000,000		Bedford Row Funding Corp., (GTD by Royal Bank of Canada), 2.579% (1-month USLIBOR +0.200%), 8/2/2019	50,000,000
35,000,000		Bedford Row Funding Corp., (GTD by Royal Bank of Canada), 2.579% (1-month USLIBOR +0.210%), 8/1/2019	34,996,697
20,000,000		Bedford Row Funding Corp., (GTD by Royal Bank of Canada), 2.599% (1-month USLIBOR +0.330%), 8/26/2019	20,000,000
50,000,000		Bedford Row Funding Corp., (GTD by Royal Bank of Canada), 2.619% (1-month USLIBOR +0.240%), 8/12/2019	50,000,000
140,000,000		Canadian Imperial Bank of Commerce, 2.462% (1-month USLIBOR +0.190%), 8/22/2019	140,000,000
85,000,000		Canadian Imperial Bank of Commerce, 2.539% (1-month USLIBOR +0.170%), 8/12/2019	85,000,000
100,000,000		Canadian Imperial Bank of Commerce, 2.544% (1-month USLIBOR +0.180%), 8/7/2019	100,000,000
100,000,000		Canadian Imperial Bank of Commerce, 2.578% (1-month USLIBOR +0.180%), 8/2/2019	100,000,000
75,000,000		Canadian Imperial Bank of Commerce, 2.650% (Effective Fed Funds +0.260%), 8/1/2019	75,000,000
105,000,000		Canadian Imperial Bank of Commerce, 2.670% (Effective Fed Funds +0.280%), 8/1/2019	105,000,000
100,000,000		Canadian Imperial Bank of Commerce, 2.678% (1-month USLIBOR +0.380%), 8/19/2019	100,000,000
Annual Shareholder Report
5

Principal Amount or Shares			Value
	[2]	NOTES - VARIABLE—continued
		Finance - Banking—continued
$125,000,000		Canadian Imperial Bank of Commerce, 2.714% (1-month USLIBOR +0.350%), 8/8/2019	$125,000,000
252,000,000		Canadian Imperial Bank of Commerce, 2.788% (1-month USLIBOR +0.400%), 8/5/2019	252,000,000
7,065,000		Capital Markets Access Co. LC, West Broad Holdings, LLC Series 2007, (Wells Fargo Bank, N.A. LOC), 2.440%, 8/1/2019	7,065,000
3,100,000		Charlotte Christian School, Series 1999, (Wells Fargo Bank, N.A. LOC), 2.360%, 8/7/2019	3,100,000
50,000,000		Commonwealth Bank of Australia, 2.482% (1-month USLIBOR +0.220%), 8/27/2019	50,000,000
50,000,000		Commonwealth Bank of Australia, 2.566% (1-month USLIBOR +0.200%), 8/9/2019	50,000,000
6,880,000		Dynetics, Inc., Series 2010-A, (Branch Banking & Trust Co. LOC), 2.430%, 8/1/2019	6,880,000
7,000,000		Fiore Capital LLC, (Wells Fargo Bank, N.A. LOC), 2.380%, 8/1/2019	7,000,000
2,580,000		Gadsden, AL Airport Authority, Series 2004, (Wells Fargo Bank, N.A. LOC), 2.380%, 8/1/2019	2,580,000
4,265,000		Guiding Light Church, Series 2005, (Wells Fargo Bank, N.A. LOC), 2.390%, 8/1/2019	4,265,000
60,000,000		J.P. Morgan Securities LLC, 2.435% (1-month USLIBOR +0.110%), 8/14/2019	60,000,000
3,000,000		Mike P. Sturdivant, Sr. Family Trust, Series 2016, (Wells Fargo Bank, N.A. LOC), 2.440%, 8/1/2019	3,000,000
1,045,000		Montgomery, AL IDB, (Wells Fargo Bank, N.A. LOC), 2.280%, 8/1/2019	1,045,000
100,000,000		National Australia Bank Ltd., Melbourne, 2.418% (3-month USLIBOR +0.100%), 9/30/2019	100,000,000
100,000,000		National Australia Bank Ltd., Melbourne, 2.446% (1-month USLIBOR +0.180%), 8/27/2019	100,000,000
33,750,000		National Australia Bank Ltd., Melbourne, Sr. Note, 144A, 2.765% (3-month USLIBOR +0.240%), 8/29/2019	33,754,071
29,435,000		Panel Rey S.A., Series 2016, (Citibank N.A., New York LOC), 2.430%, 8/1/2019	29,435,000
7,191,350		Partisan Property, Inc., Series 2014, (Wells Fargo Bank, N.A. LOC), 2.260%, 8/7/2019	7,191,350
40,350,000		Pepper I-Prime 2018-2 Trust, Class A1U1, (GTD by National Australia Bank Ltd., Melbourne), 2.761% (1-month USLIBOR +0.350%), 8/13/2019	40,350,000
40,000,000		Pepper I-Prime 2019-1 Trust, Class A1U1, (GTD by National Australia Bank Ltd., Melbourne), 2.751% (1-month USLIBOR +0.350%), 8/14/2020	40,000,000
30,500,000		Pepper Residential Securities Trust No. 19, Class A1U2, (GTD by National Australia Bank Ltd., Melbourne), 2.763% (1-month USLIBOR +0.350%), 8/12/2019	30,500,000
Annual Shareholder Report
6

Principal Amount or Shares			Value
	[2]	NOTES - VARIABLE—continued
		Finance - Banking—continued
$59,000,000		Royal Bank of Canada, 2.513% (3-month USLIBOR +0.210%), 10/8/2019	$59,000,000
60,000,000		Royal Bank of Canada, 2.520% (1-month USLIBOR +0.160%), 8/5/2019	60,000,000
25,000,000		Royal Bank of Canada, 2.525% (1-month USLIBOR +0.200%), 8/15/2019	25,000,000
134,500,000		Royal Bank of Canada, 2.542% (3-month USLIBOR +0.210%), 10/3/2019	134,500,000
50,000,000		Royal Bank of Canada, 2.579% (1-month USLIBOR +0.210%), 8/12/2019	50,000,000
50,000,000		Royal Bank of Canada, 2.597% (1-month USLIBOR +0.360%), 8/30/2019	50,000,000
40,000,000		Royal Bank of Canada, 2.610% (Secured Overnight Financing Rate +0.220%), 8/1/2019	40,000,000
50,000,000		Royal Bank of Canada, 2.650% (Effective Fed Funds +0.260%), 8/1/2019	50,000,000
25,000,000		Royal Bank of Canada, 2.660% (Effective Fed Funds +0.270%), 8/1/2019	25,000,000
50,000,000		Royal Bank of Canada, 2.670% (Effective Fed Funds +0.280%), 8/1/2019	50,000,000
50,000,000		Royal Bank of Canada, 2.670% (Effective Fed Funds +0.280%), 8/1/2019	50,000,000
80,000,000		Royal Bank of Canada, 2.705% (1-month USLIBOR +0.380%), 8/13/2019	80,000,000
60,000,000		Royal Bank of Canada, 2.710% (Effective Fed Funds +0.310%), 8/1/2019	60,000,000
20,000,000		Royal Bank of Canada, 2.718% (3-month USLIBOR +0.200%), 8/15/2019	20,000,000
25,000,000		Royal Bank of Canada, 2.740% (Effective Fed Funds +0.350%), 8/1/2019	25,000,000
10,000,000		Royal Bank of Canada, 2.760% (Effective Fed Funds +0.360%), 8/1/2019	10,000,000
15,000,000		SSAB AB (publ), Series 2015-A, (DNB Bank ASA LOC), 2.430%, 8/1/2019	15,000,000
4,705,000		Spira Millenium LLC, Series 2001, (Bank of America N.A. LOC), 2.370%, 8/1/2019	4,705,000
5,710,000		St. Andrew United Methodist Church, Series 2004, (Wells Fargo Bank, N.A. LOC), 2.400%, 8/1/2019	5,710,000
85,000,000		Sumitomo Mitsui Banking Corp., 2.420% (1-month USLIBOR +0.120%), 8/19/2019	85,000,000
125,000,000		Sumitomo Mitsui Banking Corp., 2.446% (1-month USLIBOR +0.180%), 8/27/2019	125,000,000
Annual Shareholder Report
7

Principal Amount or Shares			Value
	[2]	NOTES - VARIABLE—continued
		Finance - Banking—continued
$100,000,000		Sumitomo Mitsui Banking Corp., 2.470% (1-month USLIBOR +0.110%), 8/5/2019	$100,000,000
75,000,000		Sumitomo Mitsui Banking Corp., 2.488% (1-month USLIBOR +0.100%), 8/5/2019	75,000,000
50,000,000		Sumitomo Mitsui Banking Corp., 2.497% (1-month USLIBOR +0.130%), 8/9/2019	50,000,000
100,000,000		Sumitomo Mitsui Trust Bank Ltd., 2.470% (1-month USLIBOR +0.110%), 8/5/2019	100,000,000
1,215,000		Sun Valley, Inc., (Wells Fargo Bank, N.A. LOC), 2.390%, 8/2/2019	1,215,000
100,000,000		Toronto Dominion Bank, 2.469% (1-month USLIBOR +0.200%), 8/27/2019	100,000,000
100,000,000		Toronto Dominion Bank, 2.498% (1-month USLIBOR +0.200%), 8/19/2019	100,000,000
75,000,000		Toronto Dominion Bank, 2.506% (1-month USLIBOR +0.240%), 8/27/2019	75,000,000
110,000,000		Toronto Dominion Bank, 2.611% (1-month USLIBOR +0.370%), 8/27/2019	110,000,000
59,000,000		Toronto Dominion Bank, 2.650% (Effective Fed Funds +0.270%), 9/18/2019	59,000,000
90,000,000		Toronto Dominion Bank, 2.660% (Effective Fed Funds +0.270%), 8/1/2019	90,000,000
150,000,000		Toronto Dominion Bank, 2.660% (Effective Fed Funds +0.270%), 8/1/2019	150,000,000
125,000,000		Toronto Dominion Bank, 2.670% (Effective Fed Funds +0.280%), 8/1/2019	125,000,000
60,000,000		Toronto Dominion Bank, 2.675% (1-month USLIBOR +0.350%), 8/13/2019	60,000,000
20,000,000		Toronto Dominion Bank, 2.710% (Effective Fed Funds +0.320%), 8/1/2019	20,000,000
60,000,000		Toronto Dominion Bank, 2.775% (3-month USLIBOR +0.210%), 8/5/2019	60,000,000
100,000,000		Westpac Banking Corp. Ltd., Sydney, 2.473% (3-month USLIBOR +0.170%), 10/15/2019	99,990,850
75,000,000		Westpac Banking Corp. Ltd., Sydney, 2.482% (1-month USLIBOR +0.210%), 8/20/2019	75,000,000
44,500,000		Westpac Banking Corp. Ltd., Sydney, 2.500% (3-month USLIBOR +0.180%), 10/2/2019	44,500,000
73,500,000		Westpac Banking Corp. Ltd., Sydney, 2.556% (1-month USLIBOR +0.190%), 8/9/2019	73,500,000
125,000,000		Westpac Banking Corp. Ltd., Sydney, 2.645% (1-month USLIBOR +0.320%), 8/15/2019	125,000,000
100,000,000		Westpac Banking Corp. Ltd., Sydney, 2.650% (Effective Fed Funds +0.260%), 8/1/2019	100,000,000
Annual Shareholder Report
8

Principal Amount or Shares			Value
	[2]	NOTES - VARIABLE—continued
		Finance - Banking—continued
$75,000,000		Westpac Banking Corp. Ltd., Sydney, 2.660% (Effective Fed Funds +0.270%), 8/1/2019	$75,000,000
100,000,000		Westpac Banking Corp. Ltd., Sydney, 2.670% (Effective Fed Funds +0.280%), 8/1/2019	100,000,000
20,000,000		Westpac Banking Corp. Ltd., Sydney, 2.690% (Effective Fed Funds +0.300%), 8/1/2019	20,000,000
50,000,000		Westpac Banking Corp. Ltd., Sydney, 2.759% (3-month USLIBOR +0.180%), 8/1/2019	50,000,000
		TOTAL	6,681,387,631
		Finance - Commercial—1.5%
50,000,000		Crown Point Capital Co., LLC, (Credit Suisse AG LIQ), 2.525% (1-month USLIBOR +0.200%), 8/14/2019	50,000,000
99,500,000		Crown Point Capital Co., LLC, (Credit Suisse AG LIQ), 2.525% (1-month USLIBOR +0.200%), 8/15/2019	99,500,000
60,000,000		Crown Point Capital Co., LLC, (Credit Suisse AG LIQ), 2.560% (1-month USLIBOR +0.200%), 8/5/2019	60,000,000
15,000,000		Crown Point Capital Co., LLC, (Credit Suisse AG LIQ), 2.567% (1-month USLIBOR +0.200%), 8/4/2019	15,000,000
125,000,000		Crown Point Capital Co., LLC, (Credit Suisse AG LIQ), 2.569% (1-month USLIBOR +0.027%), 8/12/2019	125,000,000
50,000,000		Crown Point Capital Co., LLC, (Credit Suisse AG LIQ), 2.602% (1-month USLIBOR +0.200%), 8/1/2019	50,000,000
		TOTAL	399,500,000
		Finance - Retail—1.8%
64,500,000		Chariot Funding LLC, 2.479% (1-month USLIBOR +0.210%), 8/26/2019	64,500,000
100,000,000		Chariot Funding LLC, 2.592% (1-month USLIBOR +0.190%), 8/1/2019	100,000,000
70,000,000		Old Line Funding, LLC, 2.412% (1-month USLIBOR +0.150%), 8/26/2029	70,000,000
45,000,000		Old Line Funding, LLC, 2.442% (1-month USLIBOR +0.180%), 8/26/2019	45,000,000
68,000,000		Old Line Funding, LLC, 2.552% (1-month USLIBOR +0.150%), 8/1/2020	68,000,000
50,000,000		Old Line Funding, LLC, 2.710% (Effective Fed Funds +0.320%), 8/1/2019	50,000,000
90,000,000		Old Line Funding, LLC, 2.738% (1-month USLIBOR +0.350%), 8/5/2019	90,000,000
		TOTAL	487,500,000
		Finance - Securities—1.7%
50,000,000		Anglesea Funding LLC, (Citigroup Global Markets, Inc. COL)/(HSBC Bank PLC COL)/(J.P. Morgan Securities LLC COL)/(Societe Generale, Paris COL), 2.461% (1-month USLIBOR +0.220%), 8/28/2019	50,000,000
Annual Shareholder Report
9

Principal Amount or Shares			Value
	[2]	NOTES - VARIABLE—continued
		Finance - Securities—continued
$50,000,000		Anglesea Funding LLC, (Citigroup Global Markets, Inc. COL)/(HSBC Bank PLC COL)/(J.P. Morgan Securities LLC COL)/(Societe Generale, Paris COL), 2.587% (1-month USLIBOR +0.220%), 8/9/2019	$50,000,000
25,000,000		Anglesea Funding LLC, (Citigroup Global Markets, Inc. COL)/(HSBC Bank PLC COL)/(J.P. Morgan Securities LLC COL)/(Societe Generale, Paris COL), 2.608% (1-month USLIBOR +0.220%), 8/5/2019	25,000,000
45,000,000		Anglesea Funding LLC, (Citigroup Global Markets, Inc. COL)/(HSBC Bank PLC COL)/(J.P. Morgan Securities LLC COL)/(Societe Generale, Paris COL), 2.622% (1-month USLIBOR +0.220%), 8/1/2019	45,000,000
20,000,000		Collateralized Commercial Paper Co. LLC, (J.P. Morgan Securities LLC COL), 2.605% (1-month USLIBOR +0.280%), 8/15/2019	20,000,000
50,000,000		Collateralized Commercial Paper FLEX Co., LLC, (J.P. Morgan Securities LLC COL), 2.381% (1-month USLIBOR +0.120%), 8/23/2019	50,000,000
25,000,000		Collateralized Commercial Paper FLEX Co., LLC, (J.P. Morgan Securities LLC COL), 2.392% (1-month USLIBOR +0.120%), 8/20/2019	25,000,000
50,000,000		Collateralized Commercial Paper FLEX Co., LLC, (J.P. Morgan Securities LLC COL), 2.532% (1-month USLIBOR +0.130%), 8/6/2019	50,000,000
75,000,000		Collateralized Commercial Paper FLEX Co., LLC, (J.P. Morgan Securities LLC COL), 2.618% (1-month USLIBOR +0.230%), 8/5/2019	75,000,000
24,500,000		Glencove Funding LLC, (JPMorgan Chase Bank, N.A. COL), 2.568% (1-month USLIBOR +0.180%), 8/5/2019	24,500,000
40,000,000		Glencove Funding LLC, (JPMorgan Chase Bank, N.A. COL), 2.568% (1-month USLIBOR +0.180%), 8/5/2019	40,000,000
		TOTAL	454,500,000
		Government Agency—0.5%
4,925,000		Andrew Long Irrevocable Family Trust, (FHLB of Dallas LOC), 2.430%, 8/1/2019	4,925,000
2,030,000		CMR LLC, CMR LLC Project Series 2017, (FHLB of Indianapolis LOC), 2.510%, 8/1/2019	2,030,000
18,050,000		Canyon Oaks LLC, Series 2017-A Canyon Oaks Apartments, (FHLB of San Francisco LOC), 2.440%, 8/1/2019	18,050,000
7,210,000		Dennis Wesley Company, Inc., The Dennis Wesley Company, Inc. Project, (FHLB of Indianapolis LOC), 2.430%, 8/1/2019	7,210,000
5,000,000		HW Hellman Building, L.P., HW Hellman Building Apartments Project Series 2015-A, (FHLB of San Francisco LOC), 2.440%, 8/1/2019	5,000,000
4,000,000		HW Hellman Building, L.P., HW Hellman Building Apartments Project Series 2015-B, (FHLB of San Francisco LOC), 2.440%, 8/1/2019	4,000,000
6,740,000		Mason Harrison Ratliff Enterprises, LLC, (FHLB of Dallas LOC), 2.430%, 8/1/2019	6,740,000
11,400,000		NWD 2017 Family Trust No. 1, (FHLB of Dallas LOC), 2.430%, 8/1/2019	11,400,000
35,960,000		Park Stanton Place LP, (FHLB of San Francisco LOC), 2.440%, 8/1/2019	35,960,000
Annual Shareholder Report
10

Principal Amount or Shares			Value
	[2]	NOTES - VARIABLE—continued
		Government Agency—continued
$7,380,000		Phenix City, AL Downtown Redevelopment Authority, Series 2013-A, (FHLB of New York LOC), 2.430%, 8/1/2019	$7,380,000
7,450,000		Pittsburg Fox Creek Associates L.P., Series 2011-A, (FHLB of San Francisco LOC), 2.440%, 8/1/2019	7,450,000
5,705,000		Public Finance Authority, Series 2015-A Ram Eufaula Hospitality, LLC, (FHLB of New York LOC), 2.310%, 8/1/2019	5,705,000
11,260,000		Shawn R. Trapuzzano Irrevocable Insurance Trust, (FHLB of Pittsburgh LOC), 2.430%, 8/1/2019	11,260,000
7,680,000		The J.G. Aguirre Master Trust, (FHLB of Atlanta LOC), 2.430%, 8/1/2019	7,680,000
		TOTAL	134,790,000
		TOTAL NOTES—VARIABLE	8,227,677,631
		TIME DEPOSITS—7.1%
		Finance - Banking—7.1%
150,000,000		Cooperatieve Rabobank UA, 2.330%, 8/1/2019	150,000,000
150,000,000		Credit Industriel et Commercial, 2.300%, 8/1/2019	150,000,000
150,000,000		DNB Bank ASA, 2.300%, 8/1/2019	150,000,000
825,000,000		Nordea Bank Abp, 2.310%, 8/1/2019	825,000,000
150,000,000		Northern Trust Co., Chicago, IL, 2.310%, 8/1/2019	150,000,000
500,000,000		Svenska Handelsbanken, Stockholm, 2.330%, 8/1/2019	500,000,000
		TOTAL TIME DEPOSITS	1,925,000,000
		INVESTMENT COMPANY—0.1%
26,997,500		Federated Institutional Prime Value Obligations Fund, Institutional Shares, 2.39%[3] (IDENTIFIED COST $27,000,200)	27,000,200
		OTHER REPURCHASE AGREEMENTS—8.8%
		Finance - Banking—8.8%
$90,000,000		BMO Capital Markets Corp., 2.470%, dated 7/31/2019, interest in a $140,000,000 collateralized loan agreement will repurchase securities provided as collateral for $140,009,606 on 8/1/2019, in which asset-backed securities, corporate bonds, medium-term notes and U.S. government agency securities with a market value of $142,809,798 have been received as collateral and held with BNY Mellon as tri-party agent.	90,000,000
25,000,000		BMO Capital Markets Corp., 2.520%, dated 7/31/2019, interest in a $50,000,000 collateralized loan agreement will repurchase securities provided as collateral for $50,003,500 on 8/1/2019, in which asset-backed securities, collateralized mortgage obligations and corporate bonds with a market value of $51,003,694 have been received as collateral and held with BNY Mellon as tri-party agent.	25,000,000
Annual Shareholder Report
11

Principal Amount or Shares		Value
	OTHER REPURCHASE AGREEMENTS—continued
	Finance - Banking—continued
$90,000,000	BNP Paribas S.A., 2.500%, dated 7/31/2019, interest in a $175,000,000 collateralized loan agreement will repurchase securities provided as collateral for $175,012,153 on 8/1/2019, in which collateralized mortgage obligations, corporate bonds and U.S. government agency securities with a market value of $178,512,396 have been received as collateral and held with BNY Mellon as tri-party agent.	$90,000,000
74,500,000	BNP Paribas S.A., 2.650%, dated 5/22/2019, interest in a $75,000,000 collateralized loan agreement will repurchase securities provided as collateral for $75,496,875 on 8/20/2019, in which asset-backed securities and corporate bonds with a market value of $77,007,467 have been received as collateral and held with BNY Mellon as tri-party agent.	74,500,000
50,000,000	Citigroup Global Markets, Inc., 2.670%, dated 2/1/2019, interest in a $75,000,000 collateralized loan agreement will repurchase securities provided as collateral for $76,005,165 on 8/1/2019, in which medium-term notes and sovereign debt securities with a market value of $76,697,598 have been received as collateral and held with BNY Mellon as tri-party agent.	50,000,000
50,000,000	Citigroup Global Markets, Inc., 2.720%, dated 2/1/2019, interest in a $145,000,000 collateralized loan agreement will repurchase securities provided as collateral for $146,979,770 on 8/1/2019, in which asset-backed securities, collateralized mortgage obligations and medium-term notes with a market value of $148,288,390 have been received as collateral and held with BNY Mellon as tri-party agent.	50,000,000
25,000,000	HSBC Securities (USA), Inc., 2.470%, dated 7/31/2019, interest in a $25,000,000 collateralized loan agreement will repurchase securities provided as collateral for $25,001,715 on 8/1/2019, in which assets-backed securities with a market value of $25,500,000 have been received as collateral and held with BNY Mellon as tri-party agent.	25,000,000
100,000,000	ING Financial Markets LLC, 2.470%, dated 7/31/2019, interest in a $100,000,000 collateralized loan agreement will repurchase securities provided as collateral for $100,006,861 on 8/1/2019, in which corporate bonds, medium-term notes and sovereign debt securities with a market value of $102,007,620 have been received as collateral and held with BNY Mellon as tri-party agent.	100,000,000
50,000,000	ING Financial Markets LLC, 2.600%, dated 7/1/2019, interest in a $100,000,000 collateralized loan agreement will repurchase securities provided as collateral for $100,223,889 on 8/1/2019, in which corporate bonds with a market value of $102,228,367 have been received as collateral and held with BNY Mellon as tri-party agent.	50,000,000
50,000,000	J.P. Morgan Securities LLC, 2.760%, dated 6/17/2019, interest in a $100,000,000 collateralized loan agreement will repurchase securities provided as collateral for $101,403,127 on 12/17/2019, in which asset-backed securities and collateralized mortgage obligations with a market value of $102,000,000 have been received as collateral and held with BNY Mellon as tri-party agent.	50,000,000
Annual Shareholder Report
12

Principal Amount or Shares		Value
	OTHER REPURCHASE AGREEMENTS—continued
	Finance - Banking—continued
$150,000,000	MUFG Securities Americas, Inc., 2.490%, dated 7/31/2019, interest in a $250,000,000 collateralized loan agreement will repurchase securities provided as collateral for $250,017,292 on 8/1/2019, in which municipal bonds with a market value of $255,017,638 have been received as collateral and held with BNY Mellon as tri-party agent.	$150,000,000
95,000,000	MUFG Securities Americas, Inc., 2.570%, dated 7/31/2019, interest in a $200,000,000 collateralized loan agreement will repurchase securities provided as collateral for $200,014,278 on 8/1/2019, in which American depositary receipts, common stocks, convertible bonds, corporate bonds, exchange-traded funds, unit investment trusts and international bonds with a market value of $204,014,564 have been received as collateral and held with BNY Mellon as tri-party agent.	95,000,000
50,000,000	Mizuho Securities USA, Inc., 2.790%, dated 7/31/2019, interest in a $50,000,000 collateralized loan agreement will repurchase securities provided as collateral for $50,003,875 on 8/1/2019 in which U.S. treasury notes with a market value of $51,004,009 have been received as collateral and held with BNY Mellon as tri-party agent.	50,000,000
94,000,000	Mizuho Securities USA, Inc., 2.810%, dated 3/14/2018, interest in a $160,000,000 collateralized loan agreement will repurchase securities provided as collateral for $160,761,822 on 9/9/2019 in which asset-backed securities with a market value of $163,480,251 have been received as collateral and held with BNY Mellon as tri-party agent.	94,000,000
435,000,000	Societe Generale, Paris, 2.480%, dated 7/31/2019, interest in a $650,000,000 collateralized loan agreement will repurchase securities provided as collateral for $650,044,778 on 8/1/2019, in which corporate bonds, medium-term notes and sovereign debt securities with a market value of $663,045,674 have been received as collateral and held with BNY Mellon as tri-party agent.	435,000,000
248,000,000	Societe Generale, Paris, 2.550%, dated 7/31/2019, interest in a $450,000,000 collateralized loan agreement will repurchase securities provided as collateral for $450,031,875 on 8/1/2019, in which corporate bonds, medium-term notes and sovereign debt securities with a market value of $459,032,513 have been received as collateral and held with BNY Mellon as tri-party agent.	248,000,000
150,000,000	TD Securities (USA) LLC, 2.490%, dated 7/30/2019, interest in a $150,000,000 collateralized loan agreement will repurchase securities provided as collateral for $150,072,625 on 8/6/2019, in which corporate bonds and medium-term notes with a market value of $153,021,165 have been received as collateral and held with BNY Mellon as tri-party agent.	150,000,000
Annual Shareholder Report
13

Principal Amount or Shares		Value
	OTHER REPURCHASE AGREEMENTS—continued
	Finance - Banking—continued
$100,000,000	Wells Fargo Securities LLC, 2.470%, dated 7/31/2019, interest in a $200,000,000 collateralized loan agreement will repurchase securities provided as collateral for $200,013,722 on 8/1/2019, in which commercial paper and medium-term notes with a market value of $204,013,998 have been received as collateral and held with BNY Mellon as tri-party agent.	$100,000,000
148,000,000	Wells Fargo Securities LLC, 2.520%, dated 7/30/2019, interest in a $148,000,000 collateralized loan agreement will repurchase securities provided as collateral for $148,072,520 on 8/6/2019, in which certificates of deposit, commercial paper and sovereign debt securities with a market value of $150,981,134 have been received as collateral and held with BNY Mellon as tri-party agent.	148,000,000
100,000,000	Wells Fargo Securities LLC, 2.530%, dated 7/25/2019, interest in a $100,000,000 collateralized loan agreement will repurchase securities provided as collateral for $100,049,194 on 8/1/2019 in which International bonds with a market value of $102,050,179 have been received as collateral and held with BNY Mellon as tri-party agent.	100,000,000
85,000,000	Wells Fargo Securities LLC, 2.680%, dated 7/22/2019, interest in a $85,000,000 collateralized loan agreement will repurchase securities provided as collateral for $85,556,844 on 10/18/2019, in which collateralized mortgage obligations with a market value of $86,764,544 have been received as collateral and held with BNY Mellon as tri-party agent.	85,000,000
100,000,000	Wells Fargo Securities LLC, 3.130%, dated 4/18/2019, interest in a $100,000,000 collateralized loan agreement will repurchase securities provided as collateral for $101,565,000 on 10/15/2019, in which asset-backed securities with a market value of $102,931,175 have been received as collateral and held with BNY Mellon as tri-party agent.	100,000,000
	TOTAL OTHER REPURCHASE AGREEMENTS	2,359,500,000
	REPURCHASE AGREEMENTS—22.7%
	Finance - Banking—22.7%
500,000,000	Interest in $2,000,000,000 joint repurchase agreement 2.560%, dated 7/31/2019 under which BNP Paribas S.A. will repurchase securities provided as collateral for $2,000,142,222 on 8/1/2019. The securities provided as collateral at the end of the period held with State Street Bank & Trust Co. were U.S. Treasury securities with various maturities to 4/30/2023 and the market value of those underlying securities was $2,039,720,472.	500,000,000
2,000,000,000	Interest in $3,740,000,000 joint repurchase agreement 2.540%, dated 7/31/2019 under which J.P. Morgan Securities LLC will repurchase securities provided as collateral for $3,740,263,878 on 8/1/2019. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 2/15/2048 and the market value of those underlying securities was $3,814,800,077.	2,000,000,000
Annual Shareholder Report
14

Principal Amount or Shares		Value
	REPURCHASE AGREEMENTS—continued
	Finance - Banking—continued
$500,000,000	Interest in $3,000,000,000 joint repurchase agreement 2.560%, dated 7/31/2019 under which Nomura Securities International, Inc. will repurchase securities provided as collateral for $3,000,213,333 on 8/1/2019. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency and U.S. Treasury securities with various maturities to 3/20/2069 and the market value of those underlying securities was $3,060,198,846.	$500,000,000
1,000,000,000	Interest in $3,000,000,000 joint repurchase agreement 2.540%, dated 7/31/2019 under which Sumitomo Mitsui Banking Corp. will repurchase securities provided as collateral for $3,000,211,667 on 8/1/2019. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 8/15/2044 and the market value of those underlying securities was $3,060,215,960.	1,000,000,000
365,271,000	Interest in $3,000,000,000 joint repurchase agreement 2.560%, dated 7/31/2019 under which Sumitomo Mitsui Banking Corp. will repurchase securities provided as collateral for $3,000,213,333 on 8/1/2019. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities with various maturities to 12/1/2048 and the market value of those underlying securities was $3,060,217,600.	365,271,000
1,750,000,000	Interest in $4,605,000,000 joint repurchase agreement 2.560%, dated 7/31/2019 under which Wells Fargo Securities LLC will repurchase securities provided as collateral for $4,605,327,467 on 8/1/2019. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities with various maturities to 8/1/2049 and the market value of those underlying securities was $4,697,469,652.	1,750,000,000
	TOTAL REPURCHASE AGREEMENTS	6,115,271,000
	TOTAL INVESTMENT IN SECURITIES—100.1% (AMORTIZED AND IDENTIFIED COST $26,904,759,894)[4]	26,904,759,894
	OTHER ASSETS AND LIABILITIES - NET—(0.1)%[5]	(36,444,480)
	TOTAL NET ASSETS—100%	$26,868,315,414
Annual Shareholder Report
15

Affiliated fund holdings are investment companies which are managed by the Adviser or an affiliate of the Adviser. Transactions with affiliated fund holdings during the period ended July 31, 2019, were as follows:
Federated Institutional Prime Value Obligations Fund, Institutional Shares
Balance of Shares Held 7/31/2018	26,997,500
Purchases/Additions	—
Sales/Reductions	—
Balance of Shares Held 7/31/2019	26,997,500
Value	$27,000,200
Change in Unrealized Appreciation/Depreciation	$—
Net Realized Gain/(Loss)	$—
Dividend Income	$649,598
1	Discount rate at time of purchase for discount issues, or the coupon for interest-bearing issues.
2	Floating/variable note with current rate and current maturity or next reset date shown. Certain variable rate securities are not based on a published reference rate and spread, but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.
3	7-day net yield.
4	Also represents cost for federal tax purposes.
5	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Note: The categories of investments are shown as a percentage of total net assets at July 31, 2019.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
Annual Shareholder Report
16

The following is a summary of the inputs used, as of July 31, 2019, in valuing the Fund's assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Debt Securities:
Asset-Backed Securities	$—	$17,251,339	$—	$17,251,339
Certificates of Deposit	—	1,825,047,990	—	1,825,047,990
Commercial Paper	—	6,391,497,957	—	6,391,497,957
Corporate Note	—	16,513,777	—	16,513,777
Notes-Variable	—	8,227,677,631	—	8,227,677,631
Time Deposits	—	1,925,000,000	—	1,925,000,000
Other Repurchase Agreements	—	2,359,500,000	—	2,359,500,000
Repurchase Agreements	—	6,115,271,000	—	6,115,271,000
Investment Company	27,000,200	—	—	27,000,200
TOTAL SECURITIES	$27,000,200	$26,877,759,694	$—	$26,904,759,894
The following acronyms are used throughout this portfolio:
COL	—Collateralized
FHLB	—Federal Home Loan Bank
GTD	—Guaranteed
IDB	—Industrial Development Bond
LIBOR	—London Interbank Offered Rate
LIQ	—Liquidity Agreement
LOC	—Letter of Credit
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
17

Financial Highlights–Automated Shares
(For a Share Outstanding Throughout Each Period)
	Year Ended July 31,				Period Ended 7/31/2015[1]
	2019	2018	2017	2016
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.020	0.012	0.005	0.001	0.000[2]
Net realized gain	(0.000)[2]	0.000[2]	0.000[2]	0.000[2]	0.000[2]
TOTAL FROM INVESTMENT OPERATIONS	0.020	0.012	0.005	0.001	0.000[2]
Less Distributions:
Distributions from net investment income	(0.020)	(0.012)	(0.005)	(0.001)	(0.000)[2]
Distributions from net realized gain	(0.000)[2]	(0.000)[2]	(0.000)[2]	(0.000)[2]	—
TOTAL DISTRIBUTIONS	(0.020)	(0.012)	(0.005)	(0.001)	(0.000)[2]
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[3]	2.03%	1.22%	0.45%	0.05%	0.00%[4]
Ratios to Average Net Assets:
Net expenses	0.54%	0.51%	0.51%	0.48%	0.30%[5]
Net investment income	2.06%	1.21%	0.37%	0.07%	0.02%[5]
Expense waiver/reimbursement[6]	0.10%	0.13%	0.13%	0.14%	0.35%[5]
Supplemental Data:
Net assets, end of period (000 omitted)	$1,678,950	$376,107	$346,013	$1,100,224	$121,723
1	Reflects operations for the period from June 2, 2015 (date of initial investment) to July 31, 2015.
2	Represents less than $0.001.
3	Based on net asset value. Total returns for periods of less than one year are not annualized.
4	Represents less than 0.01%.
5	Computed on an annualized basis.
6	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
18

Financial Highlights–Class R Shares
(For a Share Outstanding Throughout Each Period)
	Year Ended July 31,				Period Ended 7/31/2015[1]
	2019	2018	2017	2016
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.014	0.006	0.000[2]	0.000[2]	0.000[2]
Net realized gain	0.000[2]	0.000[2]	0.000[2]	0.000[2]	0.000[2]
TOTAL FROM INVESTMENT OPERATIONS	0.014	0.006	0.000[2]	0.000[2]	0.000[2]
Less Distributions:
Distributions from net investment income	(0.014)	(0.006)	(0.000)[2]	(0.000)[2]	—
Distributions from net realized gain	(0.000)[2]	(0.000)[2]	(0.000)[2]	—	—
TOTAL DISTRIBUTIONS	(0.014)	(0.006)	(0.000)[2]	(0.000)[2]	—
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[3]	1.42%	0.58%	0.04%	0.01%	0.00%[4]
Ratios to Average Net Assets:
Net expenses	1.13%	1.15%	0.82%	0.56%	0.31%[5]
Net investment income	1.42%	0.56%	0.02%	0.01%	0.02%[5]
Expense waiver/reimbursement[6]	0.16%	0.18%	0.51%	0.73%	0.99%[5]
Supplemental Data:
Net assets, end of period (000 omitted)	$44,257	$42,390	$51,059	$231,222	$0[7]
1	Reflects operations for the period from June 2, 2015 (date of initial public investment) to July 31, 2015.
2	Represents less than $0.001.
3	Based on net asset value. Total returns for periods of less than one year are not annualized.
4	Represents less than 0.01%.
5	Computed on an annualized basis.
6	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
7	Represents less than $1,000.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
19

Financial Highlights–Wealth Shares
(For a Share Outstanding Throughout Each Period)
Year Ended July 31	2019	2018	2017	2016	2015
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.023	0.015	0.008	0.003	0.000[1]
Net realized gain	0.000[1]	0.000[1]	0.000[1]	0.000[1]	0.000[1]
TOTAL FROM INVESTMENT OPERATIONS	0.023	0.015	0.008	0.003	0.000[1]
Less Distributions:
Distributions from net investment income	(0.023)	(0.015)	(0.008)	(0.003)	(0.000)[1]
Distributions from net realized gain	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]
TOTAL DISTRIBUTIONS	(0.023)	(0.015)	(0.008)	(0.003)	(0.000)[1]
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[2]	2.36%	1.53%	0.75%	0.27%	0.05%
Ratios to Average Net Assets:
Net expenses	0.20%	0.20%	0.20%	0.21%	0.20%
Net investment income	2.36%	1.56%	0.71%	0.26%	0.05%
Expense waiver/reimbursement[3]	0.10%	0.13%	0.13%	0.10%	0.08%
Supplemental Data:
Net assets, end of period (000 omitted)	$16,862,096	$5,770,600	$2,868,583	$6,447,093	$10,562,802
1	Represents less than $0.001.
2	Based on net asset value.
3	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
20

Financial Highlights–Advisor Shares
(For a Share Outstanding Throughout the Period)
Period Ended 7/31/2019[1]
Net Asset Value, Beginning of Period	$1.00
Income From Investment Operations:
Net investment income	0.013
Net realized gain	—
TOTAL FROM INVESTMENT OPERATIONS	0.013
Less Distributions:
Distributions from net investment income	(0.013)
Net Asset Value, End of Period	$1.00
Total Return[2]	1.31%
Ratios to Average Net Assets:
Net expenses	0.20%[3]
Net investment income	2.39%[3]
Expense waiver/reimbursement[4]	0.10%[3]
Supplemental Data:
Net assets, end of period (000 omitted)	$276,284
1	Reflects operations for the period from January 18, 2019 (date of initial investment) to July 31, 2019.
2	Based on net asset value. Total returns for periods of less than one year are not annualized.
3	Computed on an annualized basis.
4	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
21

Financial Highlights–Service Shares
(For a Share Outstanding Throughout Each Period)
Year Ended July 31	2019	2018	2017	2016	2015
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.021	0.013	0.005	0.001	0.000[1]
Net realized gain	0.000[1]	(0.000)[1]	0.000[1]	0.000[1]	0.000[1]
TOTAL FROM INVESTMENT OPERATIONS	0.021	0.013	0.005	0.001	0.000[1]
Less Distributions:
Distributions from net investment income	(0.021)	(0.013)	(0.005)	(0.001)	(0.000)[1]
Distributions from net realized gain	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]
TOTAL DISTRIBUTIONS	(0.021)	(0.013)	(0.005)	(0.001)	(0.000)[1]
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[2]	2.10%	1.28%	0.50%	0.08%	0.01%
Ratios to Average Net Assets:
Net expenses	0.45%	0.45%	0.45%	0.40%	0.24%
Net investment income	2.09%	1.31%	0.47%	0.08%	0.01%
Expense waiver/reimbursement[3]	0.10%	0.13%	0.13%	0.16%	0.30%
Supplemental Data:
Net assets, end of period (000 omitted)	$2,757,262	$1,799,914	$1,215,338	$2,044,619	$1,959,603
1	Represents less than $0.001.
2	Based on net asset value.
3	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
22

Financial Highlights–Cash II Shares
(For a Share Outstanding Throughout Each Period)
	Year Ended July 31,				Period Ended 7/31/2015[1]
	2019	2018	2017	2016
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.016	0.008	0.002	0.000[2]	0.000[2]
Net realized gain	0.000[2]	0.000[2]	0.000[2]	0.000[2]	0.000[2]
TOTAL FROM INVESTMENT OPERATIONS	0.016	0.008	0.002	0.000[2]	0.000[2]
Less Distributions:
Distributions from net investment income	(0.016)	(0.008)	(0.002)	(0.000)[2]	(0.000)[2]
Distributions from net realized gain	(0.000)[2]	(0.000)[2]	(0.000)[2]	(0.000)[2]	—
TOTAL DISTRIBUTIONS	(0.016)	(0.008)	(0.002)	(0.000)[2]	(0.000)[2]
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[3]	1.65%	0.83%	0.16%	0.01%	0.00%[4]
Ratios to Average Net Assets:
Net expenses	0.90%	0.90%	0.79%	0.54%	0.30%[5]
Net investment income	1.64%	0.80%	0.16%	0.01%	0.02%[5]
Expense waiver/reimbursement[6]	0.10%	0.13%	0.24%	0.46%	0.70%[5]
Supplemental Data:
Net assets, end of period (000 omitted)	$1,043,702	$998,683	$1,196,268	$1,477,770	$211,294
1	Reflects operations for the period from June 2, 2015 (date of initial investment) to July 31, 2015.
2	Represents less than $0.001.
3	Based on net asset value. Total returns for periods of less than one year are not annualized.
4	Represents less than 0.01%.
5	Computed on an annualized basis.
6	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
23

Financial Highlights–Cash Series Shares
(For a Share Outstanding Throughout Each Period)
	Year Ended July 31,				Period Ended 7/31/2015[1]
	2019	2018	2017	2016
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.015	0.007	0.001	0.000[2]	0.000[2]
Net realized gain	0.000[2]	0.000[2]	0.000[2]	0.000[2]	0.000[2]
TOTAL FROM INVESTMENT OPERATIONS	0.015	0.007	0.001	0.000[2]	0.000[2]
Less Distributions:
Distributions from net investment income	(0.015)	(0.007)	(0.001)	(0.000)[2]	(0.000)[2]
Distributions from net realized gain	(0.000)[2]	(0.000)[2]	(0.000)[2]	(0.000)[2]	—
TOTAL DISTRIBUTIONS	(0.015)	(0.007)	(0.001)	(0.000)[2]	(0.000)[2]
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[3]	1.51%	0.72%	0.08%	0.01%	0.00%[4]
Ratios to Average Net Assets:
Net expenses	1.03%	1.00%	0.70%	0.51%	0.30%[5]
Net investment income	1.49%	0.72%	0.02%	0.01%	0.02%[5]
Expense waiver/reimbursement[6]	0.21%	0.23%	0.57%	0.74%	0.95%[5]
Supplemental Data:
Net assets, end of period (000 omitted)	$32,789	$29,911	$28,365	$472,110	$9,734
1	Reflects operations for the period from June 2, 2015 (date of initial investment) to July 31, 2015.
2	Represents less than $0.001.
3	Based on net asset value. Total returns for periods of less than one year are not annualized.
4	Represents less than 0.01%.
5	Computed on an annualized basis.
6	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
24

Financial Highlights–Capital Shares
(For a Share Outstanding Throughout Each Period)
Year Ended July 31	2019	2018	2017	2016	2015
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.022	0.013	0.007	0.002	0.000[1]
Net realized gain	0.000[1]	0.001	0.000[1]	0.000[1]	0.000[1]
TOTAL FROM INVESTMENT OPERATIONS	0.022	0.014	0.007	0.002	0.000[1]
Less Distributions:
Distributions from net investment income	(0.022)	(0.014)	(0.007)	(0.002)	(0.000)[1]
Distributions from net realized gain	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]
TOTAL DISTRIBUTIONS	(0.022)	(0.014)	(0.007)	(0.002)	(0.000)[1]
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[2]	2.26%	1.43%	0.65%	0.17%	0.01%
Ratios to Average Net Assets:
Net expenses	0.30%	0.30%	0.30%	0.30%	0.24%
Net investment income	2.25%	1.46%	0.45%	0.17%	0.01%
Expense waiver/reimbursement[3]	0.10%	0.13%	0.12%	0.10%	0.15%
Supplemental Data:
Net assets, end of period (000 omitted)	$670,114	$398,852	$203,594	$1,570,124	$2,139,131
1	Represents less than $0.001.
2	Based on net asset value.
3	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
25

Financial Highlights–Trust Shares
(For a Share Outstanding Throughout Each Period)
	Year Ended July 31,				Period Ended 7/31/2015[1]
	2019	2018	2017	2016
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.018	0.010	0.003	0.000[2]	0.000[2]
Net realized gain	0.000[2]	0.000[2]	0.000[2]	0.000[2]	0.000[2]
TOTAL FROM INVESTMENT OPERATIONS	0.018	0.010	0.003	0.000[2]	0.000[2]
Less Distributions:
Distributions from net investment income	(0.018)	(0.010)	(0.003)	(0.000)[2]	—
Distributions from net realized gain	(0.000)[2]	(0.000)[2]	(0.000)[2]	(0.000)[2]	—
TOTAL DISTRIBUTIONS	(0.018)	(0.010)	(0.003)	(0.000)[2]	—
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[3]	1.85%	1.02%	0.29%	0.01%	0.00%[4]
Ratios to Average Net Assets:
Net expenses	0.70%	0.70%	0.63%	0.55%	0.30%[5]
Net investment income	1.90%	1.03%	0.15%	0.01%	0.02%[5]
Expense waiver/reimbursement[6]	0.10%	0.13%	0.20%	0.26%	0.50%[5]
Supplemental Data:
Net assets, end of period (000 omitted)	$3,502,863	$19,829	$13,188	$83,706	$1,249
1	Reflects operations for the period from June 2, 2015 (date of initial investment) to July 31, 2015.
2	Represents less than $0.001.
3	Based on net asset value. Total returns for periods of less than one year are not annualized.
4	Represents less than 0.01%.
5	Computed on an annualized basis.
6	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
26

Statement of Assets and Liabilities
July 31, 2019
Assets:
Investment in repurchase agreements and other repurchase agreements	$8,474,771,000
Investment in securities, including $27,000,200 of investment in an affiliated holding	18,429,988,894
Investment in securities, at value (identified cost $26,904,759,894)		$26,904,759,894
Cash		779,787
Income receivable		23,563,438
Income receivable from affiliated holdings		55,414
Receivable for shares sold		88,948,268
TOTAL ASSETS		27,018,106,801
Liabilities:
Payable for investments purchased	$99,132,509
Payable for shares redeemed	43,012,349
Income distribution payable	3,157,223
Payable for investment adviser fee (Note 5)	72,240
Payable for administrative fees (Note 5)	58,110
Payable for distribution services fee (Note 5)	1,059,579
Payable for other service fees (Notes 2 and 5)	1,918,666
Accrued expenses (Note 5)	1,380,711
TOTAL LIABILITIES		149,791,387
Net assets for 26,868,294,994 shares outstanding		$26,868,315,414
Net Assets Consist of:
Paid-in capital		$26,868,286,179
Total distributable earnings (loss)		29,235
TOTAL NET ASSETS		$26,868,315,414
Annual Shareholder Report
27

Statement of Assets and Liabilities–continued
Net Asset Value, Offering Price and Redemption Proceeds Per Share
Automated Shares:
$1,678,949,922 ÷ 1,678,948,646 shares outstanding, no par value, unlimited shares authorized	$1.00
Class R Shares:
$44,256,702 ÷ 44,256,668 shares outstanding, no par value, unlimited shares authorized	$1.00
Wealth Shares:
$16,862,096,241 ÷ 16,862,083,436 shares outstanding, no par value, unlimited shares authorized	$1.00
Advisor Shares:
$276,284,479 ÷ 276,284,269 shares outstanding, no par value, unlimited shares authorized	$1.00
Service Shares:
$2,757,261,578 ÷ 2,757,259,476 shares outstanding, no par value, unlimited shares authorized	$1.00
Cash II Shares:
$1,043,701,662 ÷ 1,043,700,868 shares outstanding, no par value, unlimited shares authorized	$1.00
Cash Series Shares:
$32,788,621 ÷ 32,788,596 shares outstanding, no par value, unlimited shares authorized	$1.00
Capital Shares:
$670,113,532 ÷ 670,113,022 shares outstanding, no par value, unlimited shares authorized	$1.00
Trust Shares:
$3,502,862,677 ÷ 3,502,860,013 shares outstanding, no par value, unlimited shares authorized	$1.00
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
28

Statement of Operations
Year Ended July 31, 2019
Investment Income:
Interest			$458,365,576
Dividends received from an affiliated holding*			649,598
TOTAL INCOME			459,015,174
Expenses:
Investment adviser fee (Note 5)		$35,723,281
Administrative fee (Note 5)		14,234,579
Custodian fees		669,848
Transfer agent fee (Note 2)		4,900,178
Directors'/Trustees' fees (Note 5)		102,318
Auditing fees		23,961
Legal fees		11,888
Portfolio accounting fees		273,569
Distribution services fee (Note 5)		8,433,170
Other service fees (Notes 2 and 5)		16,578,355
Share registration costs		640,782
Printing and postage		348,834
Miscellaneous (Note 5)		111,691
TOTAL EXPENSES		82,052,454
Waivers and Reimbursement:
Waiver of investment adviser fee (Note 5)	$(18,283,790)
Waiver/reimbursement of other operating expenses (Notes 2 and 5)	(58,691)
TOTAL WAIVERS AND REIMBURSEMENT		(18,342,481)
Net expenses			63,709,973
Net investment income			395,305,201
Net realized gain on investments			16,367
Change in net assets resulting from operations			$395,321,568
*	See information listed after the Fund's Portfolio of Investments.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
29

Statement of Changes in Net Assets
Year Ended July 31	2019	2018
Increase (Decrease) in Net Assets
Operations:
Net investment income	$395,305,201	$98,781,651
Net realized gain	16,367	4,318
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	395,321,568	98,785,969
Distributions to Shareholders (Note 2):
Automated Shares	(26,085,945)	(4,459,492)
Class R Shares	(636,026)	(254,246)
Wealth Shares	(255,912,055)	(62,096,083)
Advisor Shares	(1,355,299)	—
Service Shares	(47,210,636)	(17,977,504)
Cash II Shares	(16,939,442)	(8,909,842)
Cash Series Shares	(408,312)	(210,588)
Capital Shares	(13,067,718)	(4,749,320)
Trust Shares	(33,684,873)	(134,363)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(395,300,306)	(98,791,438)
Share Transactions:
Proceeds from sale of shares	41,721,543,941	17,513,771,296
Net asset value of shares issued to shareholders in payment of distributions declared	362,235,071	82,970,924
Cost of shares redeemed	(24,651,770,619)	(14,082,858,419)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	17,432,008,393	3,513,883,801
Change in net assets	17,432,029,655	3,513,878,332
Net Assets:
Beginning of period	9,436,285,759	5,922,407,427
End of period	$26,868,315,414	$9,436,285,759
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
30

Notes to Financial Statements
July 31, 2019
1. ORGANIZATION
Money Market Obligations Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of 20 portfolios. The financial statements included herein are only those of Federated Prime Cash Obligations Fund (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers nine classes of shares: Automated Shares, Class R Shares, Wealth Shares, Advisor Shares, Service Shares, Cash II Shares, Cash Series Shares, Capital Shares and Trust Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The investment objective of the Fund is to provide current income consistent with stability of principal and liquidity.
The Fund operates as a retail money market fund. As a retail money market fund, the Fund: (1) will generally continue to use amortized cost to value its portfolio securities and transact at a stable $1.00 net asset value (NAV); (2) has adopted policies and procedures reasonably designed to limit investments in the Fund to accounts beneficially owned by natural persons as required for a retail money market fund by Rule 2a-7 under the Act; and (3) has adopted policies and procedures to impose liquidity fees on redemptions and/or temporary redemption gates in the event that the Fund's weekly liquid assets were to fall below a designated threshold, if the Fund's Board of Trustees (the “Trustees”) determine such liquidity fees or redemption gates are in the best interests of the Fund.
Effective January 18, 2019, the Fund began offering Advisor Shares.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
Most securities are valued at amortized cost. Shares of any institutional money market fund in which the Fund invests will be valued at that fund's NAV, which may be calculated using market value, rather than the amortized cost method. Under the amortized cost valuation method, an investment is valued initially at its cost as determined in accordance with GAAP. The Fund then adjusts the amount of interest income accrued each day over the term of the investment to account for any difference between the initial cost of the investment and the amount payable at its maturity. If amortized cost is determined not to approximate fair value, the value of the portfolio securities will be determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share.
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31

The Trustees have ultimate responsibility for determining the fair value of investments. The Trustees have appointed a valuation committee (“Valuation Committee”) comprised of officers of the Fund, Federated Investment Management Company (the “Adviser”) and certain of the Adviser's affiliated companies to assist in determining fair value of securities and in overseeing the comparison of amortized cost to market-based value. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of monitoring the relationship of market-based value and amortized cost. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs and assumptions), and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Repurchase Agreements
The Fund may invest in repurchase agreements for short-term liquidity purposes. It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.
The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.
The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund's Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.
Repurchase agreements are subject to Master Netting Agreements which are agreements between the Fund and its counterparties that provide for the net settlement of all transactions and collateral with the Fund, through a single payment, in the event of default or termination. Amounts presented on the Portfolio of Investments and Statement of Assets and Liabilities are not net settlement amounts but gross. As indicated above, the cash or securities to be repurchased, as shown on the Portfolio of Investments, exceeds the repurchase price to be paid under the agreement reducing the net settlement amount to zero.
Annual Shareholder Report
32

Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income, if any, are declared daily and paid monthly. Amortization/accretion of premium and discount is included in investment income. Investment income, realized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that select classes will bear certain expenses unique to those classes. The detail of the total fund expense waivers and reimbursement of $18,342,481 is disclosed in various locations in this Note 2 and Note 5. For the year ended July 31, 2019, transfer agent fees for the Fund were as follows:
	Transfer Agent Fees Incurred	Transfer Agent Fees Reimbursed
Automated Shares	$1,250,613	$—
Class R Shares	110,434	(691)
Wealth Shares	1,635,340	(153)
Advisor Shares	7,388	—
Service Shares	359,760	—
Cash II Shares	1,173,698	(6,984)
Cash Series Shares	26,745	(1,026)
Capital Shares	90,188	—
Trust Shares	246,012	(6)
TOTAL	$4,900,178	$(8,860)
Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses. The distributions disclosed on the Statement of Changes in Net Assets for the year ended July 31, 2018, were from the following sources:
Net Investment Income
Automated Shares	$4,458,961
Class R Shares	254,174
Wealth Shares	62,091,162
Service Shares	17,975,674
Cash II Shares	8,908,070
Cash Series Shares	210,549
Capital Shares	4,748,924
Trust Shares	134,344
Annual Shareholder Report
33

Net Realized Gain
Automated Shares	$531
Class R Shares	72
Wealth Shares	4,921
Service Shares	1,830
Cash II Shares	1,772
Cash Series Shares	39
Capital Shares	396
Trust Shares	19
Undistributed net investment income at July 31, 2018, was $3,718.
Other Service Fees
The Fund may pay other service fees up to 0.25% of the average daily net assets of the Fund's Automated Shares, Class R Shares, Wealth Shares, Advisor Shares, Service Shares, Cash II Shares, Cash Series Shares, Capital Shares and Trust Shares to unaffiliated financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Financial intermediaries may include a company affiliated with management of Federated Investors, Inc. A financial intermediary affiliated with management of Federated Investors, Inc. received $79,448 of other service fees for the year ended July 31, 2019. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for other service fees. In addition, unaffiliated third-party financial intermediaries may waive other service fees. This waiver can be modified or terminated at any time. For the year ended July 31, 2019, other service fees for the Fund were as follows:
Other Service Fees Incurred
Automated Shares	$3,160,530
Class R Shares	110,677
Service Shares	5,649,314
Cash II Shares	2,583,566
Cash Series Shares	68,415
Capital Shares	580,118
Trust Shares	4,425,735
TOTAL	$16,578,355
For the year ended July 31, 2019, the Fund's Wealth Shares and Advisor Shares did not incur other service fees.
Federal Taxes
It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the year ended July 31, 2019, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest
Annual Shareholder Report
34

and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of July 31, 2019, tax years 2016 through 2019 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.
When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
Restricted Securities
The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer's expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. The Fund's restricted securities, like other securities, are priced in accordance with procedures established by and under the general supervision of the Trustees.
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated. The Fund applies investment company accounting and reporting guidance.
3. SHARES OF BENEFICIAL INTEREST
The following tables summarize share activity:
Year Ended July 31	2019		2018
Automated Shares:	Shares	Amount	Shares	Amount
Shares sold	2,586,946,546	$2,586,976,145	575,364,769	$575,364,769
Shares issued to shareholders in payment of distributions declared	25,918,844	25,918,844	4,359,773	4,359,773
Shares redeemed	(1,310,023,803)	(1,310,023,803)	(549,630,302)	(549,633,990)
NET CHANGE RESULTING FROM AUTOMATED SHARE TRANSACTIONS	1,302,841,587	$1,302,871,186	30,094,240	$30,090,552
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35

Year Ended July 31	2019		2018
Class R Shares:	Shares	Amount	Shares	Amount
Shares sold	34,908,755	$34,908,798	24,222,010	$24,222,010
Shares issued to shareholders in payment of distributions declared	629,102	629,102	251,236	251,236
Shares redeemed	(33,671,231)	(33,671,231)	(33,141,669)	(33,141,776)
NET CHANGE RESULTING FROM CLASS R SHARE TRANSACTIONS	1,866,626	$1,866,669	(8,668,423)	$(8,668,530)

Year Ended July 31	2019		2018
Wealth Shares:	Shares	Amount	Shares	Amount
Shares sold	25,633,683,302	$25,633,683,302	9,716,640,608	$9,716,641,691
Shares issued to shareholders in payment of distributions declared	226,374,442	226,374,442	47,982,485	47,982,485
Shares redeemed	(14,768,574,598)	(14,768,575,207)	(6,862,603,466)	(6,862,603,466)
NET CHANGE RESULTING FROM WEALTH SHARE TRANSACTIONS	11,091,483,146	$11,091,482,537	2,902,019,627	$2,902,020,710

	Period Ended 7/31/2019[1]		Year Ended 7/31/2018
Advisor Shares:	Shares	Amount	Shares	Amount
Shares sold	371,071,208	$371,071,208	—	$—
Shares issued to shareholders in payment of distributions declared	1,355,058	1,355,058	—	—
Shares redeemed	(96,141,997)	(96,171,899)	—	—
NET CHANGE RESULTING FROM ADVISOR SHARE TRANSACTIONS	276,284,269	$276,254,367	—	$—

Year Ended July 31	2019		2018
Service Shares:	Shares	Amount	Shares	Amount
Shares sold	6,557,740,411	$6,557,743,267	4,575,841,156	$4,575,843,403
Shares issued to shareholders in payment of distributions declared	44,731,226	44,731,226	16,931,602	16,931,602
Shares redeemed	(5,645,126,628)	(5,645,126,628)	(4,008,195,569)	(4,008,195,569)
NET CHANGE RESULTING FROM SERVICE SHARE TRANSACTIONS	957,345,009	$957,347,865	584,577,189	$584,579,436
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Year Ended July 31	2019		2018
Cash II Shares:	Shares	Amount	Shares	Amount
Shares sold	1,771,628,327	$1,771,630,422	1,657,905,578	$1,657,906,832
Shares issued to shareholders in payment of distributions declared	16,886,647	16,886,647	8,851,845	8,851,845
Shares redeemed	(1,743,497,551)	(1,743,497,551)	(1,864,340,889)	(1,864,340,889)
NET CHANGE RESULTING FROM CASH II SHARE TRANSACTIONS	45,017,423	$45,019,518	(197,583,466)	$(197,582,212)

Year Ended July 31	2019		2018
Cash Series Shares:	Shares	Amount	Shares	Amount
Shares sold	75,300,630	$75,300,712	123,691,470	$123,691,507
Shares issued to shareholders in payment of distributions declared	391,139	391,139	201,666	201,666
Shares redeemed	(72,814,401)	(72,814,401)	(122,346,583)	(122,346,583)
NET CHANGE RESULTING FROM CASH SERIES SHARE TRANSACTIONS	2,877,368	$2,877,450	1,546,553	$1,546,590

Year Ended July 31	2019		2018
Capital Shares:	Shares	Amount	Shares	Amount
Shares sold	916,067,161	$916,067,441	823,065,682	$823,065,682
Shares issued to shareholders in payment of distributions declared	12,265,697	12,265,697	4,258,589	4,258,589
Shares redeemed	(657,071,466)	(657,071,466)	(632,066,879)	(632,067,703)
NET CHANGE RESULTING FROM CAPITAL SHARE TRANSACTIONS	271,261,392	$271,261,672	195,257,392	$195,256,568

Year Ended July 31	2019		2018
Trust Shares:	Shares	Amount	Shares	Amount
Shares sold	3,774,162,646	$3,774,162,646	17,035,402	$17,035,402
Shares issued to shareholders in payment of distributions declared	33,682,916	33,682,916	133,728	133,728
Shares redeemed	(324,814,090)	(324,818,433)	(10,528,441)	(10,528,443)
NET CHANGE RESULTING FROM TRUST SHARE TRANSACTIONS	3,483,031,472	$3,483,027,129	6,640,689	$6,640,687
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	17,432,008,292	$17,432,008,393	3,513,883,801	$3,513,883,801
1	Reflects operations for the period from January 18, 2019 to July 31, 2019.
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4. FEDERAL TAX INFORMATION
The tax character of distributions as reported on the Statement of Changes in Net Assets for the years ended July 31, 2019 and 2018, was as follows:
	2019	2018
Ordinary income[1]	$395,300,306	$98,786,702
Long-term capital gains	$—	$4,736
1	For tax purposes, short-term capital gain distributions are considered ordinary income distributions.

As of July 31, 2019, the components of distributable earnings on a tax-basis were as follows:
Undistributed ordinary income[2]	$29,235
2	For tax purposes, short-term capital gains are considered ordinary income in determining distributable earnings.
5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.20% of the Fund's average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee and/or reimburse certain operating expenses of the Fund. For the year ended July 31, 2019, the Adviser voluntarily waived $18,241,967 of its fee and voluntarily reimbursed $8,860 of transfer agent fees.
The Adviser has agreed to reimburse the Fund for certain investment adviser fees as a result of transactions in other affiliated investment companies. For the year ended July 31, 2019, the Adviser reimbursed $41,823.
Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. For purposes of determining the appropriate rate breakpoint, “Investment Complex” is defined as all of the Federated Funds subject to a fee under the Administrative Services Agreement. The fee paid to FAS is based on the average daily net assets of the Investment Complex as specified below:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.100%	on assets up to $50 billion
0.075%	on assets over $50 billion
Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the year ended July 31, 2019, the annualized fee paid to FAS was 0.080% of average daily net assets of the Fund.
In addition, FAS may charge certain out-of-pocket expenses to the Fund.
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Distribution Services Fee
The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's Class R Shares, Cash II Shares, Cash Series Shares and Trust Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at the following percentages of average daily net assets annually, to compensate FSC:
Share Class Name	Percentage of Average Daily Net Assets of Class
Class R Shares	0.50%
Cash II Shares	0.35%
Cash Series Shares	0.60%
Trust Shares	0.25%
Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee. For the year ended July 31, 2019, distribution services fees for the Fund were as follows:
	Distribution Services Fees Incurred	Distribution Services Fees Waived
Class R Shares	$224,650	$(22,465)
Cash II Shares	3,617,868	—
Cash Series Shares	164,196	(27,366)
Trust Shares	4,426,456	—
TOTAL	$8,433,170	$(49,831)
When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the year ended July 31, 2019, FSC retained $198,241 fees paid by the Fund.
Other Service Fees
For the year ended July 31, 2019, FSSC received $110,376 of the other service fees disclosed in Note 2.
Expense Limitation
Due to the possibility of changes in market conditions and other factors, there can be no assurance that the level of waivers/reimbursement/reduction of Fund expenses reflected in the financial highlights will be maintained in the future. However, the Adviser and certain of its affiliates (which may include FSC, FAS and FSSC) on their own initiative have agreed to waive certain amounts of their respective fees and/or reimburse expenses. Total annual fund operating expenses (excluding interest expense, extraordinary expenses and proxy-related expenses paid by the Fund, if any) and the Fund's share of fees and expenses of the investments in affiliated funds paid by the Fund's Automated Shares, Class R Shares, Wealth Shares, Advisor Shares, Service Shares, Cash II Shares, Cash Series Shares, Capital Shares and Trust Shares (after the voluntary waivers and/or reimbursements) will not exceed 0.55%, 1.15%, 0.20%, 0.20%, 0.45%, 0.90%, 1.05%, 0.30% and 0.70% (the “Fee Limit”), respectively, up to but not including the later of (the “Termination Date”): (a) October 1, 2020;
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or (b) the date of the Fund's next effective Prospectus. While the Adviser and its applicable affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.
Directors'/Trustees' and Miscellaneous Fees
Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Directors'/Trustees' fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Adviser which in due course are reimbursed by the Fund. These expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses may be included in Accrued and Miscellaneous Expenses on the Statement of Assets and Liabilities and Statement of Operations, respectively.
6. CONCENTRATION OF RISK
A substantial part of the Fund's portfolio may be comprised of obligations of banks. As a result, the Fund may be more susceptible to any economic, business, political or other developments which generally affect these entities.
7. LINE OF CREDIT
The Fund participates with certain other Federated Funds, on a several basis, in an up to $500,000,000 unsecured, 364-day, committed, revolving line of credit (LOC) agreement. The LOC was made available to finance temporarily the repurchase or redemption of shares of the Fund, failed trades, payment of dividends, settlement of trades and for other short-term, temporary or emergency general business purposes. The Fund cannot borrow under the LOC if an inter-fund loan is outstanding. The Fund's ability to borrow under the LOC also is subject to the limitations of the Act and various conditions precedent that must be satisfied before the Fund can borrow. Loans under the LOC are charged interest at a fluctuating rate per annum equal to the highest, on any day, of (a) (i) the federal funds effective rate, (ii) the one month London Interbank Offered Rate (LIBOR), and (iii) 0.0%, plus (b) a margin. The LOC also requires the Fund to pay, quarterly in arrears and at maturity, its pro rata share of a commitment fee based on the amount of the lenders' commitment that has not been utilized. As of July 31, 2019, the Fund had no outstanding loans. During the year ended July 31, 2019, the Fund did not utilize the LOC.
8. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of July 31, 2019, there were no outstanding loans. During the year ended July 31, 2019, the program was not utilized.
9. FEDERAL TAX INFORMATION (UNAUDITED)
For the fiscal year ended July 31, 2019, 86.03% of dividends paid by the Fund are interest-related dividends, as provided by the American Jobs Creation Act of 2004.
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Report of Independent Registered Public Accounting Firm
To The Board of Trustees of the Money Market Obligations Trust and Shareholders of Federated Prime Cash Obligations Fund:
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of the Federated Prime Cash Obligations Fund (the “Fund”), a portfolio of Money Market Obligations Trust, as of July 31, 2019, the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two year period then ended, and the related notes (collectively, the “financial statements”) and the financial highlights for each of the years or periods in the five year period then ended. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of July 31, 2019, the results of its operations for the year then ended, the changes in its net assets for each of the years in the two year period then ended, and the financial highlights for each of the years or periods in the five year period then ended, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
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We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Such procedures also included confirmation of securities owned as of July 31, 2019, by correspondence with the custodian and brokers, or by other appropriate auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. We believe that our audits provide a reasonable basis for our opinion.
We have served as the auditor of one or more of Federated Investors'- investment companies since 2006.
Boston, Massachusetts
September 23, 2019
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Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or other service fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from February 1, 2019 to July 31, 2019.
ACTUAL EXPENSES
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
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Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.
	Beginning Account Value 2/1/2019	Ending Account Value 7/31/2019	Expenses Paid During Period[1]
Actual:
Automated Shares	$1,000	$1,010.40	$2.74
Class R Shares	$1,000	$1,007.50	$5.62
Wealth Shares	$1,000	$1,012.10	$1.00
Advisor Shares	$1,000	$1,012.10	$1.00
Service Shares	$1,000	$1,010.90	$2.24
Cash II Shares	$1,000	$1,008.60	$4.48
Cash Series Shares	$1,000	$1,007.90	$5.23
Capital Shares	$1,000	$1,011.60	$1.50
Trust Shares	$1,000	$1,009.60	$3.49
Hypothetical (assuming a 5% return before expenses):
Automated Shares	$1,000	$1,022.10	$2.76
Class R Shares	$1,000	$1,019.20	$5.66
Wealth Shares	$1,000	$1,023.80	$1.00
Advisor Shares	$1,000	$1,023.80	$1.00
Service Shares	$1,000	$1,022.60	$2.26
Cash II Shares	$1,000	$1,020.30	$4.51
Cash Series Shares	$1,000	$1,019.60	$5.26
Capital Shares	$1,000	$1,023.30	$1.51
Trust Shares	$1,000	$1,021.30	$3.51
1	Expenses are equal to the Fund's annualized net expense ratios, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half-year period). The annualized net expense ratios are as follows:

Automated Shares	0.55%
Class R Shares	1.13%
Wealth Shares	0.20%
Advisor Shares	0.20%
Service Shares	0.45%
Cash II Shares	0.90%
Cash Series Shares	1.05%
Capital Shares	0.30%
Trust Shares	0.70%
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Board of Trustees and Trust Officers
The Board of Trustees is responsible for managing the Trust's business affairs and for exercising all the Trust's powers except those reserved for the shareholders. The following tables give information about each Trustee and the senior officers of the Fund. Where required, the tables separately list Trustees who are “interested persons” of the Fund (i.e., “Interested” Trustees) and those who are not (i.e., “Independent” Trustees). Unless otherwise noted, the address of each person listed is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA 15222. The address of all Independent Trustees listed is 4000 Ericsson Drive, Warrendale, PA 15086-7561; Attention: Mutual Fund Board. As of December 31, 2018, the Trust comprised 20 portfolio(s), and the Federated Fund Family consisted of 40 investment companies (comprising 102 portfolios). Unless otherwise noted, each Officer is elected annually. Unless otherwise noted, each Trustee oversees all portfolios in the Federated Fund Family and serves for an indefinite term. The Fund's Statement of Additional Information includes additional information about Trust Trustees and is available, without charge and upon request, by calling 1-800-341-7400.
Interested TRUSTEES Background
Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
J. Christopher Donahue* Birth Date: April 11, 1949 President and Trustee Indefinite Term Began serving: April 1989	Principal Occupations: Principal Executive Officer and President of certain of the Funds in the Federated Fund Family; Director or Trustee of the Funds in the Federated Fund Family; President, Chief Executive Officer and Director, Federated Investors, Inc.; Chairman and Trustee, Federated Investment Management Company; Trustee, Federated Investment Counseling; Chairman and Director, Federated Global Investment Management Corp.; Chairman and Trustee, Federated Equity Management Company of Pennsylvania; Trustee, Federated Shareholder Services Company; Director, Federated Services Company.
Previous Positions: President, Federated Investment Counseling; President and Chief Executive Officer, Federated Investment Management Company, Federated Global Investment Management Corp. and Passport Research, Ltd; Chairman, Passport Research, Ltd.
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Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
Thomas R. Donahue* Birth Date: October 20, 1958 Trustee Indefinite Term Began serving: May 2016	Principal Occupations: Director or Trustee of certain of the funds in the Federated Fund Family; Chief Financial Officer, Treasurer, Vice President and Assistant Secretary, Federated Investors, Inc.; Chairman and Trustee, Federated Administrative Services; Chairman and Director, Federated Administrative Services, Inc.; Trustee and Treasurer, Federated Advisory Services Company; Director or Trustee and Treasurer, Federated Equity Management Company of Pennsylvania, Federated Global Investment Management Corp., Federated Investment Counseling, and Federated Investment Management Company; Director, MDTA LLC; Director, Executive Vice President and Assistant Secretary, Federated Securities Corp.; Director or Trustee and Chairman, Federated Services Company and Federated Shareholder Services Company; and Director and President, FII Holdings, Inc.
Previous Positions: Director, Federated Investors, Inc.; Assistant Secretary, Federated Investment Management Company, Federated Global Investment Management Company and Passport Research, LTD; Treasurer, Passport Research, LTD; Executive Vice President, Federated Securities Corp.; and Treasurer, FII Holdings, Inc.
*	Family relationships and reasons for “interested” status: J. Christopher Donahue and Thomas R. Donahue are brothers. Both are “interested” due to their beneficial ownership of shares of Federated Investors, Inc. and the positions they hold with Federated and its subsidiaries.
INDEPENDENT TRUSTEES Background
Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
John T. Collins Birth Date: January 24, 1947 Trustee Indefinite Term Began serving: September 2013	Principal Occupations: Director or Trustee of the Federated Fund Family; formerly, Chairman and CEO, The Collins Group, Inc. (a private equity firm) (Retired).
Other Directorships Held: Director, Chairman of the Compensation Committee, KLX Energy Services Holdings, Inc. (oilfield services); former Director of KLX Corp. (aerospace).
Qualifications: Mr. Collins has served in several business and financial management roles and directorship positions throughout his career. Mr. Collins previously served as Chairman and CEO of The Collins Group, Inc. (a private equity firm) and as a Director of KLX Corp. Mr. Collins serves as Chairman Emeriti, Bentley University. Mr. Collins previously served as Director and Audit Committee Member, Bank of America Corp.; Director, FleetBoston Financial Corp.; and Director, Beth Israel Deaconess Medical Center (Harvard University Affiliate Hospital).
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Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
G. Thomas Hough Birth Date: February 28, 1955 Trustee Indefinite Term Began serving: August 2015	Principal Occupations: Director or Trustee of the Federated Fund Family; formerly, Vice Chair, Ernst & Young LLP (public accounting firm) (Retired).
Other Directorships Held: Director, Member of Governance and Compensation Committees, Publix Super Markets, Inc.; Director, Chair of the Audit Committee, Equifax, Inc.; Director, Member of the Audit Committee, Haverty Furniture Companies, Inc.
Qualifications: Mr. Hough has served in accounting, business management and directorship positions throughout his career. Mr. Hough most recently held the position of Americas Vice Chair of Assurance with Ernst & Young LLP (public accounting firm). Mr. Hough serves on the President's Cabinet and Business School Board of Visitors for the University of Alabama and is on the Business School Board of Visitors for Wake Forest University. Mr. Hough previously served as an Executive Committee member of the United States Golf Association.
Maureen Lally-Green Birth Date: July 5, 1949 Trustee Indefinite Term Began serving: August 2009	Principal Occupations: Director or Trustee of the Federated Fund Family; Adjunct Professor of Law, Duquesne University School of Law; formerly, Dean of the Duquesne University School of Law and Professor of Law and Interim Dean of the Duquesne University School of Law; formerly, Associate General Secretary and Director, Office of Church Relations, Diocese of Pittsburgh.
Other Directorships Held: Director, CNX Resources Corporation (formerly known as CONSOL Energy Inc.).
Qualifications: Judge Lally-Green has served in various legal and business roles and directorship positions throughout her career. Judge Lally-Green previously held the position of Dean of the School of Law of Duquesne University (as well as Interim Dean). Judge Lally-Green previously served as a member of the Superior Court of Pennsylvania and as a Professor of Law, Duquesne University School of Law. Judge Lally-Green also currently holds the positions on not for profit or for profit boards of directors as follows: Director and Chair, UPMC Mercy Hospital; Director and Vice Chair, Our Campaign for the Church Alive!, Inc.; Regent, Saint Vincent Seminary; Member, Pennsylvania State Board of Education (public); and Director CNX Resources Corporation (formerly known as CONSOL Energy Inc.). Judge Lally-Green has held the positions of: Director, Auberle; Director, Epilepsy Foundation of Western and Central Pennsylvania; Director, Ireland Institute of Pittsburgh; Director, Saint Thomas More Society; Director and Chair, Catholic High Schools of the Diocese of Pittsburgh, Inc.; Director, Pennsylvania Bar Institute; Director, St. Vincent College; and Director and Chair, North Catholic High School, Inc.
Charles F. Mansfield, Jr. Birth Date: April 10, 1945 Trustee Indefinite Term Began serving: January 1999	Principal Occupations: Director or Trustee of the Federated Fund Family; Management Consultant and Author.
Other Directorships Held: None.
Qualifications: Mr. Mansfield has served as a Marine Corps officer and in several banking, business management, educational roles and directorship positions throughout his long career. He remains active as a Management Consultant and Author.
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Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
Thomas M. O'Neill Birth Date: June 14, 1951 Trustee Indefinite Term Began serving: August 2006	Principal Occupations: Director or Trustee, Chair of the Audit Committee of the Federated Fund Family; Sole Proprietor, Navigator Management Company (investment and strategic consulting).
Other Directorships Held: None.
Qualifications: Mr. O'Neill has served in several business, mutual fund and financial management roles and directorship positions throughout his career. Mr. O'Neill serves as Director, Medicines for Humanity and Director, The Golisano Children's Museum of Naples, Florida. Mr. O'Neill previously served as Chief Executive Officer and President, Managing Director and Chief Investment Officer, Fleet Investment Advisors; President and Chief Executive Officer, Aeltus Investment Management, Inc.; General Partner, Hellman, Jordan Management Co., Boston, MA; Chief Investment Officer, The Putnam Companies, Boston, MA; Credit Analyst and Lending Officer, Fleet Bank; Director and Consultant, EZE Castle Software (investment order management software); and Director, Midway Pacific (lumber).
P. Jerome Richey Birth Date: February 23, 1949 Trustee Indefinite Term Began serving: September 2013	Principal Occupations: Director or Trustee of the Federated Fund Family; Management Consultant; Retired; formerly, Senior Vice Chancellor and Chief Legal Officer, University of Pittsburgh and Executive Vice President and Chief Legal Officer, CNX Resources Corporation (formerly known as CONSOL Energy Inc.).
Other Directorships Held: None.
Qualifications: Mr. Richey has served in several business and legal management roles and directorship positions throughout his career. Mr. Richey most recently held the positions of Senior Vice Chancellor and Chief Legal Officer, University of Pittsburgh. Mr. Richey previously served as Chairman of the Board, Epilepsy Foundation of Western Pennsylvania and Chairman of the Board, World Affairs Council of Pittsburgh. Mr. Richey previously served as Chief Legal Officer and Executive Vice President, CNX Resources Corporation (formerly known as CONSOL Energy Inc.); and Board Member, Ethics Counsel and Shareholder, Buchanan Ingersoll & Rooney PC (a law firm).
John S. Walsh Birth Date: November 28, 1957 Trustee Indefinite Term Began serving: January 1999	Principal Occupations: Director or Trustee, and Chair of the Board of Directors or Trustees, of the Federated Fund Family; President and Director, Heat Wagon, Inc. (manufacturer of construction temporary heaters); President and Director, Manufacturers Products, Inc. (distributor of portable construction heaters); President, Portable Heater Parts, a division of Manufacturers Products, Inc.
Other Directorships Held: None.
Qualifications: Mr. Walsh has served in several business management roles and directorship positions throughout his career. Mr. Walsh previously served as Vice President, Walsh & Kelly, Inc. (paving contractors).
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OFFICERS
Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
Lori A. Hensler Birth Date: January 6, 1967 TREASURER Officer since: April 2013	Principal Occupations: Principal Financial Officer and Treasurer of the Federated Fund Family; Senior Vice President, Federated Administrative Services; Financial and Operations Principal for Federated Securities Corp. and Edgewood Services, Inc.; and Assistant Treasurer, Federated Investors Trust Company. Ms. Hensler has received the Certified Public Accountant designation.
Previous Positions: Controller of Federated Investors, Inc.; Senior Vice President and Assistant Treasurer, Federated Investors Management Company; Treasurer, Federated Investors Trust Company; Assistant Treasurer, Federated Administrative Services, Federated Administrative Services, Inc., Federated Securities Corp., Edgewood Services, Inc., Federated Advisory Services Company, Federated Equity Management Company of Pennsylvania, Federated Global Investment Management Corp., Federated Investment Counseling, Federated Investment Management Company, Passport Research, Ltd., and Federated MDTA, LLC; Financial and Operations Principal for Federated Securities Corp., Edgewood Services, Inc. and Southpointe Distribution Services, Inc.
Peter J. Germain Birth Date: September 3, 1959 CHIEF LEGAL OFFICER, SECRETARY and EXECUTIVE VICE PRESIDENT Officer since: January 2005	Principal Occupations: Mr. Germain is Chief Legal Officer, Secretary and Executive Vice President of the Federated Fund Family. He is General Counsel, Chief Legal Officer, Secretary and Executive Vice President, Federated Investors, Inc.; Trustee and Senior Vice President, Federated Investors Management Company; Trustee and President, Federated Administrative Services; Director and President, Federated Administrative Services, Inc.; Director and Vice President, Federated Securities Corp.; Director and Secretary, Federated Private Asset Management, Inc.; Secretary, Federated Shareholder Services Company; and Secretary, Retirement Plan Service Company of America. Mr. Germain joined Federated in 1984 and is a member of the Pennsylvania Bar Association.
Previous Positions: Deputy General Counsel, Special Counsel, Managing Director of Mutual Fund Services, Federated Investors, Inc.; Senior Vice President, Federated Services Company; and Senior Corporate Counsel, Federated Investors, Inc.
Stephen Van Meter Birth Date: June 5, 1975 CHIEF COMPLIANCE OFFICER AND SENIOR VICE PRESIDENT Officer since: July 2015	Principal Occupations: Senior Vice President and Chief Compliance Officer of the Federated Fund Family; Vice President and Chief Compliance Officer of Federated Investors, Inc. and Chief Compliance Officer of certain of its subsidiaries. Mr. Van Meter joined Federated in October 2011. He holds FINRA licenses under Series 3, 7, 24 and 66.
Previous Positions: Mr. Van Meter previously held the position of Compliance Operating Officer, Federated Investors, Inc. Prior to joining Federated, Mr. Van Meter served at the United States Securities and Exchange Commission in the positions of Senior Counsel, Office of Chief Counsel, Division of Investment Management and Senior Counsel, Division of Enforcement.
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Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
Deborah A. Cunningham Birth Date: September 15, 1959 Chief Investment Officer Officer since: May 2004 Portfolio Manager since: November 1996	Principal Occupations: Deborah A. Cunningham has been the Fund's Portfolio Manager since November 1996. Ms. Cunningham was named Chief Investment Officer of Federated's money market products in 2004. She joined Federated in 1981 and has been a Senior Portfolio Manager since 1997 and an Executive Vice President of the Fund's Adviser since 2009. Ms. Cunningham has received the Chartered Financial Analyst designation and holds an M.S.B.A. in Finance from Robert Morris College.

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Evaluation and Approval of Advisory Contract–May 2019
Federated Prime Cash Obligations Fund (the “Fund”)
At its meetings in May 2019, the Fund's Board of Trustees (the “Board”), including a majority of those Trustees who are not “interested persons” of the Fund, as defined in the Investment Company Act of 1940 (the “Independent Trustees”), reviewed and unanimously approved the continuation of the Fund's investment advisory contract for an additional one-year term. The Board's decision regarding the contract reflects the exercise of its business judgment after considering all of the information received on whether to continue the existing arrangements.
At the request of the Independent Trustees, the Fund's Chief Compliance Officer (the CCO) furnished to the Board in advance of its May 2019 meetings an independent written evaluation presenting on the topics discussed below. The Board considered the CCO's independent written evaluation (the “CCO Fee Evaluation Report”), along with other information, in evaluating the reasonableness of the Fund's management fee and in deciding to approve the continuation of the investment advisory contract. The CCO, in preparing the CCO Fee Evaluation Report, has the authority to retain consultants, experts or staff as reasonably necessary to assist in the performance of his duties, reports directly to the Board, and can be terminated only with the approval of a majority of the Independent Trustees. At the request of the Independent Trustees, the CCO Fee Evaluation Report followed the same general approach and covered the same topics as that of the report that had previously been delivered by the CCO in his capacity as “Senior Officer,” prior to the elimination of the Senior Officer position in December 2017.
The Board also considered judicial decisions concerning allegedly excessive investment advisory fees in making its decision. Using these judicial decisions as a guide, the Board observed that the following factors may be relevant to an adviser's fiduciary duty with respect to its receipt of compensation from a fund: (1) the nature and quality of the services provided by an adviser to a fund and its shareholders (including the performance of the fund, its benchmark and comparable funds); (2) an adviser's cost of providing the services (including the profitability to an adviser of providing advisory services to a fund); (3) the extent to which an adviser may realize “economies of scale” as a fund grows larger and, if such economies of scale exist, whether they have been shared with a fund and its shareholders or the family of funds; (4) any “fall-out” financial benefits that accrue to an adviser because of its relationship with a fund (including research services received from brokers that execute fund trades and any fees paid to affiliates of an adviser for services rendered to a fund); (5) comparative fee and expense structures (including a comparison of fees paid to an adviser with those paid by similar funds both internally and externally as well as management fees charged to institutional and other advisory clients of the
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adviser for what might be viewed as like services); and (6) the extent of care, conscientiousness and independence with which the fund's board members perform their duties and their expertise (including whether they are fully informed about all facts the board deems relevant to its consideration of an adviser's services and fees). The Board noted that the Securities and Exchange Commission (SEC) disclosure requirements regarding the basis for the Board's approval of the Fund's investment advisory contract generally align with the factors listed above. The Board was aware of these factors and was guided by them in its review of the Fund's investment advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.
The Board considered and weighed these factors in light of its substantial accumulated experience in governing the Fund and working with Federated Investment Management Company (the “Adviser”) and its affiliates (collectively, “Federated”) on matters relating to the funds advised by Federated (each, a “Federated Fund”). The Independent Trustees were assisted in their deliberations by independent legal counsel.
In addition to the extensive materials that comprise and accompany the CCO Fee Evaluation Report, the Board received detailed information about the Fund and the Federated organization throughout the year, and in connection with its May meetings at which the Board's formal approval of the advisory and subadvisory contracts occurred. In this regard, Federated provided much of this information at each regular meeting of the Board, and furnished additional information specifically in connection with the May meetings. In the months preceding the May meetings, the Board requested and reviewed written materials prepared by Federated in response to requests on behalf of the Independent Trustees encompassing a wide variety of topics. At the May meetings, in addition to meeting in separate sessions of the Independent Trustees without management present, senior management of the Adviser also met with the Independent Trustees and their counsel to discuss the materials presented and such additional matters as the Independent Trustees deemed reasonably necessary to evaluate the advisory and subadvisory contracts. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose.
The Board's consideration of the investment advisory contract included review of the CCO Fee Evaluation Report, accompanying data and additional information covering the following matters among others: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short-term and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in terms relative to its particular investment program and certain competitor or “peer group” funds and/or other benchmarks, as appropriate) and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses, including the advisory fee and the overall expense structure of the Fund (both in absolute terms and relative to similar and/or competing funds), with due
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regard for contractual or voluntary expense limitations; the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders; the entrepreneurial and other risks assumed by the Adviser in sponsoring the Fund; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated Funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are generally available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated Funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated Funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.
While mindful that courts have cautioned against giving too much weight to comparative information concerning fees charged by other advisers for managing funds with comparable investment programs, the Board has found the use of such comparisons to be relevant to its deliberations. In this regard, the Board was presented with, and considered, information regarding the contractual advisory fee rates, net advisory fee rates, total expense ratios and each element of the Fund's total expense ratio (i.e., gross and net advisory fees, custody fees, portfolio accounting fees and transfer agency fees) relative to an appropriate group of peer funds compiled by Federated using data supplied by independent fund ranking organizations (the “Peer Group”). The Board received a description of the composition and methodology used to select the Peer Group. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because it is believed that they are more relevant. For example, other mutual funds are the products most like the Fund, in that they are readily available to Fund shareholders as alternative investment vehicles. Also, they are the type of investment vehicle, in fact, chosen and maintained by the Fund's investors. The range of their fees and expenses, therefore, appears to be a relevant indicator of what consumers have found to be reasonable in the marketplace in which the Fund competes.
The Board reviewed the contractual advisory fee rate, net advisory fee rate and other expenses of the Fund and noted the position of the Fund's fee rates relative to its Peer Group. In this regard, the Board noted that the contractual advisory fee rate was below the median of the relevant Peer Group and the Board was satisfied that the overall expense structure of the Fund remained competitive.
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For comparison, the CCO reviewed the fees charged by Federated for providing advisory services to products other than the Federated Funds (e.g., institutional separate accounts and third-party unaffiliated mutual funds for which Federated serves as sub-adviser) (referenced to as “Comparable Funds/Accounts”). With respect to Comparable Funds/Accounts other than third-party mutual funds, the CCO concluded that they are inherently different products. Those differences include, but are not limited to, different types of targeted investors; different applicable laws and regulations; different legal structures; different average account sizes and portfolio management techniques made necessary by different cash flows and different associated costs; and the time spent by portfolio managers and their teams, as well as personnel in the Funds Financial Services, Legal, Compliance and Risk Management departments, in reviewing securities pricing, addressing different administrative responsibilities, addressing different degrees of risk associated with management and a variety of different costs. The CCO also reviewed the differences in the nature of the services required for Federated to manage its proprietary mutual fund business versus managing a discrete pool of assets as a sub-adviser to another institution's mutual fund, and that Federated generally performs significant additional services and assumes substantially greater risks in managing the Fund and other Federated Funds than in its role as sub-adviser to an unaffiliated third-party mutual fund. The CCO did not consider the fees for providing advisory services to Comparable Funds/Accounts to be determinative in judging the appropriateness of the Federated Funds' advisory fees.
The CCO noted that the services, administrative responsibilities and risks associated with such relationships are quite different than serving as a primary adviser to a fund.
Following such evaluation, and full deliberations, the Board concluded that the fees and expenses of the Fund are reasonable and supported renewal of the Fund's investment advisory contract.
The Board considered the nature, extent and quality of the services provided to the Fund by the Adviser and the resources of the Adviser and its affiliates dedicated to the Fund. In this regard, the Board evaluated, among other things, the Adviser's personnel, experience, track record, financial resources, overall reputation and willingness to invest in personnel and infrastructure that benefit the Fund. In addition, the Board reviewed the qualifications, backgrounds and responsibilities of the portfolio management team primarily responsible for the day-to-day management of the Fund and the Adviser's ability and experience in attracting and retaining qualified personnel to service the Fund. The Board noted the investment research and company engagement capabilities of the Adviser and its affiliates. The Board also noted the compliance program of the Adviser and the compliance-related resources provided to the Fund by the Adviser, including the Adviser's commitment to respond to rulemaking initiatives of the SEC. The Fund's ability to deliver competitive performance when compared to its Peer Group was also deemed to be relevant by the Board
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as a useful indicator of how the Adviser is executing the Fund's investment program. The Adviser's ability to execute this program was one of the Board's considerations in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services warrant the continuation of the investment advisory contract.
In evaluating the Fund's investment performance, the Board considered performance results in light of the Fund's investment objective, strategies and risks, as disclosed in the Fund's prospectus. The Board considered detailed investment reports on the Fund's performance that were provided to the Board throughout the year and in connection with the May meetings. The CCO also reviewed information regarding the performance of other mutual funds in the Peer Group, noting the CCO's view that comparisons to fund peer groups may be helpful, though not conclusive, in evaluating the performance of the Adviser in managing the Fund. The Board considered, in evaluating such comparisons, that in some cases there may be differences in the funds' objectives or investment management techniques, or the costs to implement the funds, even within the same Peer Group.
The Fund's performance was above the median of the relevant Peer Group for the one-year period covered by the CCO Fee Evaluation Report. The Board also considered the relatively tight dispersion of performance data with respect to the Fund and its Peer Group.
Following such evaluation, and full deliberations, the Board concluded that the performance of the Fund supported renewal of the Fund's investment advisory contract.
The Board also received financial information about Federated, including information regarding the compensation and ancillary (or “fall-out”) benefits Federated derived from its relationships with the Federated Funds. This information covered not only the fees under the investment advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated Funds under separate contracts (e.g., for serving as the Federated Funds' administrator and distributor). In this regard, the Board considered that certain Federated subsidiaries provide distribution and shareholder services to the Federated Funds, for which they may be compensated through distribution and servicing fees paid pursuant to Rule 12b-1 plans or otherwise. The information also detailed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated Fund trades. In addition, the Board considered the fact that, in order for a Federated Fund to be competitive in the marketplace, the Adviser and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to Federated Fund investors and/or indicated to the Board their intention to do so in the future. Moreover, the Board receives regular reporting as to the institution, adjustment or elimination of these voluntary waivers.
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Federated furnished information, requested by the CCO, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the CCO. The CCO noted that, while these cost allocation reports apply consistent allocation processes, the inherent difficulties in allocating costs continues to cause the CCO to question the precision of the process and to conclude that such reports may be unreliable, since a single change in an allocation estimate may dramatically alter the resulting estimate of cost and/or profitability of a Federated Fund and may produce unintended consequences. The allocation information, including the CCO's view that fund-by-fund estimations may be unreliable, was considered in the evaluation by the Board.
The Board and the CCO also reviewed information compiled by Federated comparing its profitability information to other publicly held fund management companies, including information regarding profitability trends over time. In this regard, the CCO concluded that Federated's profit margins did not appear to be excessive. The CCO also noted that Federated appeared financially sound, with the resources necessary to fulfill its obligations under its contracts with the Fund.
The CCO Fee Evaluation Report also discussed the notion of possible realization of “economies of scale” as a fund grows larger, the difficulties of calculating economies of scale at an individual fund level, and the extent to which potential scale benefits are shared with shareholders. In this regard, the Board considered that Federated has made significant and long-term investments in areas that support all of the Federated Funds, such as personnel and processes for the portfolio management, shareholder services, compliance, internal audit and risk management functions, as well as systems technology (including technology relating to cybersecurity) and that the benefits of these investments (as well as any economies of scale, should they exist) were likely to be shared with the Federated Fund family as a whole. The Board noted that Federated's investments in these areas are extensive. In addition, the Board considered that the Adviser and its affiliates have frequently waived fees and/or reimbursed expenses and that this has allowed potential economies of scale to be shared with shareholders. The Board also considered that such waivers and reimbursements can provide protection from an increase in expenses if a Federated Fund's assets decline. Federated, as it does throughout the year, and specifically in connection with the Board's review of the advisory and subadvisory contracts, furnished information relative to revenue sharing or adviser-paid fees. Federated and the CCO noted that this information should be viewed to determine if there was an incentive to either not apply breakpoints, or to apply breakpoints at higher levels, and should not be viewed to determine the appropriateness of advisory fees. The Board also noted the absence of any
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applicable regulatory or industry guidelines on this subject, which (as discussed in the CCO Fee Evaluation Report) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as a fund attains a certain size.
The CCO stated that his observations and the information accompanying the CCO Fee Evaluation Report supported a finding by the Board that the management fee for the Fund was reasonable. Under these circumstances, no changes were recommended to, and no objection was raised to the continuation of, the Fund's investment advisory contract. The CCO also recognized that the Board's evaluation of the Federated Funds' advisory and subadvisory arrangements is a continuing and on-going process that is informed by the information that the Board requests and receives from management throughout the course of the year and, in this regard, the CCO noted certain items for future reporting to the Board or further consideration by management as the Board continues its on-going oversight of the Federated Funds.
In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an investment advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the investment advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund. The Board concluded that, in light of the factors summarized above, including the nature, quality and scope of the services provided to the Fund by the Adviser and its affiliates, continuation of the investment advisory contract was appropriate.
The Board based its decision to approve the investment advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the continuation of the contract reflects its view that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangement.
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Voting Proxies on Fund Portfolio Securities
A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available via the Proxy Voting Record (Form N-PX) link associated with the Fund and share class name at www.FederatedInvestors.com/FundInformation. Form N-PX filings are also available at the SEC's website at www.sec.gov.
Portfolio Schedule
The Fund files with the SEC a complete schedule of its portfolio holdings as of the close of each month on “Form N-MFP.” Form N-MFP is available on the SEC's website at www.sec.gov. You may access Form N-MFP via the link to the Fund and share class name at www.FederatedInvestors.com.
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You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. The Fund may impose a fee upon the sale of your shares or may temporarily suspend your ability to sell shares if the Fund's liquidity falls below required minimums because of market conditions or other factors. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund's sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.
This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

Federated Prime Cash Obligations Fund
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 608919627
CUSIP 608919577
CUSIP 60934N625
CUSIP 608919429
CUSIP 60934N617
CUSIP 608919593
CUSIP 608919585
CUSIP 60934N591
CUSIP 608919619
Q450519 (9/19)
Federated is a registered trademark of Federated Investors, Inc.
2019 ©Federated Investors, Inc.

Annual Shareholder Report
July 31, 2019
Share Class | Ticker	Institutional | POIXX

Federated Institutional Prime Obligations Fund

A Portfolio of Money Market Obligations Trust
IMPORTANT NOTICE REGARDING REPORT DELIVERY
Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund's shareholder reports like this one will no longer be sent by mail, unless you specifically request paper copies of the reports from the Fund or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.
If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund or your financial intermediary electronically by contacting your financial intermediary (such as a broker-dealer or bank); other shareholders may call the Fund at 1-800-341-7400, Option 4.
You may elect to receive all future reports in paper free of charge. You can inform the Fund or your financial intermediary that you wish to continue receiving paper copies of your shareholder reports by contacting your financial intermediary (such as a broker-dealer or bank); other shareholders may call the Fund at 1-800-341-7400, Option 4. Your election to receive reports in paper will apply to all funds held with the Fund complex or your financial intermediary.
The Fund operates as a “Floating Net Asset Value” Money Market Fund.
The Share Price will fluctuate. It is possible to lose money by investing in the Fund.

Not FDIC Insured ■ May Lose Value ■ No Bank Guarantee

Portfolio of Investments Summary Tables (unaudited)– Federated Institutional Prime Obligations Fund
At July 31, 2019, the Fund's portfolio composition1 was as follows:
Security Type	Percentage of Total Net Assets
Other Repurchase Agreements and Repurchase Agreements	32.0%
Variable Rate Instruments	28.8%
Commercial Paper	22.2%
Bank Instruments	16.1%
Asset-backed Securities	1.0%
Corporate Bond	0.2%
Other Assets and Liabilities—Net[2]	(0.3)%
TOTAL	100.0%
At July 31, 2019, the Fund's effective maturity3 schedule was as follows:
Securities With an Effective Maturity of:	Percentage of Total Net Assets
1-7 Days	52.9%[4]
8-30 Days	17.6%
31-90 Days	18.9%
91-180 Days	8.5%
181 Days or more	2.4%
Other Assets and Liabilities—Net[2]	(0.3)%
TOTAL	100.0%
1	See the Fund's Prospectus and Statement of Additional Information for more complete information regarding these security types.
2	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
3	Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940, which regulates money market mutual funds.
4	Overnight securities comprised 43.9% of the Fund's portfolio.
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Portfolio of Investments– Federated Institutional Prime Obligations Fund
July 31, 2019
Principal Amount			Value
		ASSET-BACKED SECURITIES—1.0%
		Finance - Automotive—0.5%
$44,699,783		Enterprise Fleet Financing 2019-1, LLC, Class A1, 2.700%, 3/23/2020	$44,736,750
5,177,392		Westlake Automobile Receivables Trust 2019-1, Class A1, 2.768%, 2/18/2020	5,178,786
61,938,393		Westlake Automobile Receivables Trust 2019-2, Class A1, 2.526%, 6/15/2020	61,947,318
		TOTAL	111,862,854
		Finance - Equipment—0.5%
98,735,258		CNH Equipment Trust 2019-B, Class A1, 2.565%, 6/12/2020	98,824,998
		TOTAL ASSET-BACKED SECURITIES (IDENTIFIED COST $210,550,826)	210,687,852
		CERTIFICATES OF DEPOSIT—10.3%
		Finance - Banking—10.3%
175,000,000		Bank of Montreal, 2.690%—2.700%, 3/9/2020 - 3/19/2020	175,655,130
150,000,000		MUFG Bank Ltd., 2.600%, 10/31/2019	150,121,164
100,000,000		Mizuho Bank Ltd., 2.320%, 11/26/2019	100,029,052
355,000,000		Mizuho Bank Ltd., 2.350%—2.540%, 8/16/2019 - 10/31/2019	354,486,578
150,000,000		Mizuho Bank Ltd., 2.540%—2.580%, 9/10/2019 - 9/17/2019	149,551,459
85,000,000		Nordea Bank Abp, 2.620%, 9/11/2019	85,000,000
50,000,000		Sumitomo Mitsui Banking Corp., 2.240%, 2/3/2020	49,430,995
563,500,000		Sumitomo Mitsui Trust Bank Ltd., 2.290%—2.330%, 10/11/2019 - 11/15/2019	563,547,272
349,000,000		Toronto Dominion Bank, 2.440%—2.600%, 8/19/2019 - 12/3/2019	349,162,650
185,000,000		Toronto Dominion Bank, 2.660%, 12/2/2019	185,258,624
25,000,000		Wells Fargo Bank International, 2.700%, 9/23/2019	25,000,000
		TOTAL CERTIFICATES OF DEPOSIT (IDENTIFIED COST $2,185,908,541)	2,187,242,924
	[1]	COMMERCIAL PAPER—22.2%
		Aerospace/Auto—0.5%
105,000,000		Daimler Finance NA LLC, (GTD by Daimler AG), 2.416%, 9/26/2019	104,608,000
		Finance - Banking—7.4%
105,178,000		Albion Capital LLC, (MUFG Bank Ltd. LIQ), 2.333%, 9/27/2019	104,791,647
125,000,000		Alpine Securitization LLC, (Credit Suisse AG LIQ), 2.560%, 9/23/2019	125,000,000
145,000,000		Banque et Caisse d'Epargne de L'Etat, 2.568%, 10/4/2019	144,426,645
45,000,000		Bedford Row Funding Corp., (GTD by Royal Bank of Canada), 2.648%—3.060%, 10/11/2019 - 4/6/2020	44,423,748
Annual Shareholder Report
2

Principal Amount			Value
	[1]	COMMERCIAL PAPER—continued
		Finance - Banking—continued
$100,000,000		J.P. Morgan Securities LLC, 2.398%, 12/3/2019	$99,251,736
145,000,000		J.P. Morgan Securities LLC, 2.660%, 10/16/2019	144,308,701
75,975,000		LMA-Americas LLC, (Credit Agricole Corporate and Investment Bank LIQ), 2.304%—2.534%, 8/7/2019 - 10/11/2019	75,715,460
5,300,000		Malayan Banking Berhad, New York—CPLOC, (Wells Fargo Bank, N.A. LOC), 2.644%, 10/7/2019	5,277,255
178,175,000		Manhattan Asset Funding Company LLC, (Sumitomo Mitsui Banking Corp. LIQ), 2.315%—2.416%, 9/4/2019 - 10/4/2019	177,625,418
125,000,000		Matchpoint Finance PLC, (BNP Paribas SA LIQ), 2.257%—2.314%, 9/26/2019 - 11/19/2019	124,230,680
50,000,000		Matchpoint Finance PLC, (BNP Paribas SA LIQ), 2.390%, 10/15/2019	49,752,553
50,000,000		National Australia Bank Ltd., Melbourne, 2.670%, 3/19/2020	49,300,778
100,000,000		Nordea Bank Abp, 2.398%, 12/2/2019	99,256,000
225,000,000		Nordea Bank Abp, 2.589%—2.593%, 9/23/2019 - 10/4/2019	224,125,003
45,000,000		Sumitomo Mitsui Banking Corp., 2.634%, 9/9/2019	44,873,250
30,000,000		Toronto Dominion Bank, 2.319%, 9/5/2019	29,932,625
25,000,000		Westpac Banking Corp. Ltd., Sydney, 3.102%, 11/1/2019	24,847,906
		TOTAL	1,567,139,405
		Finance - Commercial—2.2%
198,000,000		Atlantic Asset Securitization LLC, 2.325%—2.344%, 8/26/2019 - 10/8/2019	197,468,305
25,000,000		CAFCO, LLC, 2.665%, 8/7/2019	24,989,042
75,000,000		CHARTA, LLC, 2.312%, 9/19/2019	74,765,208
78,000,000		CRC Funding, LLC, 2.573%—2.655%, 8/27/2019 - 11/6/2019	77,735,032
100,000,000		Crown Point Capital Co., LLC, (Credit Suisse AG LIQ), 2.285%, 11/1/2019	99,421,850
		TOTAL	474,379,437
		Finance - Retail—5.2%
73,600,000		Barton Capital S.A., 2.456%—2.456%, 8/1/2019	73,600,000
149,000,000		Chariot Funding LLC, 2.720%—2.723%, 3/2/2020 - 3/9/2020	146,887,942
404,500,000		Sheffield Receivables Company LLC, 2.315%—2.646%, 8/1/2019 - 10/10/2019	403,551,730
400,000,000		Starbird Funding Corp., 2.382%—2.614%, 8/9/2019 - 11/6/2019	398,937,150
80,000,000		Thunder Bay Funding, LLC, 2.614%—2.635%, 9/4/2019 - 9/16/2019	79,756,361
		TOTAL	1,102,733,183
		Finance - Securities—2.7%
188,000,000		Anglesea Funding LLC, 2.263%—2.665%, 9/16/2019 - 11/1/2019	187,199,653
114,000,000		Chesham Finance LLC Series III, (Societe Generale, Paris COL), 2.301%, 8/5/2019	113,970,866
Annual Shareholder Report
3

Principal Amount			Value
	[1]	COMMERCIAL PAPER—continued
		Finance - Securities—continued
$94,000,000		Collateralized Commercial Paper Co. LLC, 2.620%—2.682%, 10/7/2019 - 11/5/2019	$93,548,548
50,000,000		Collateralized Commercial Paper FLEX Co., LLC, (J.P. Morgan Securities LLC COL), 2.929%, 8/15/2019	49,944,000
25,000,000		Collateralized Commercial Paper II Co. LLC, (J.P. Morgan Securities LLC COL), 3.231%, 11/25/2019	24,822,550
50,000,000		Great Bridge Capital Co., LLC, (Standard Chartered Bank COL), 2.369%, 9/27/2019	49,813,167
60,000,000		Longship Funding LLC, (Nordea Bank Abp COL), 2.547%, 8/12/2019	59,953,616
		TOTAL	579,252,400
		Food & Beverage—0.3%
60,000,000		Nestle Capital Corp., (GTD by Nestle S.A.), 2.620%, 12/23/2019	59,487,184
		Insurance—0.6%
119,196,000		UnitedHealth Group, Inc., 2.485%—2.505%, 8/1/2019 - 8/14/2019	119,146,744
		Sovereign—3.3%
709,000,000		Kells Funding, LLC, (FMS Wertmanagement AoR LIQ), 2.316%—2.603%, 8/8/2019 - 10/27/2019	707,305,359
		TOTAL COMMERCIAL PAPER (IDENTIFIED COST $4,712,657,660)	4,714,051,712
		CORPORATE BOND—0.2%
		Finance - Banking—0.2%
44,488,000		Westpac Banking Corp. Ltd., Sydney, Sr. Unsecd. Note, 2.150%, 3/6/2020 (IDENTIFIED COST $44,354,929)	44,421,226
	[2]	NOTES - VARIABLE—28.8%
		Aerospace/Auto—0.3%
74,000,000		Toyota Credit Canada, Inc., (Toyota Motor Corp. Support Agreement), 2.534% (1-month USLIBOR +0.170%), 8/8/2019	73,986,451
		Finance - Banking—24.1%
100,000,000		Alpine Securitization LLC, (Credit Suisse AG LIQ), 2.412% (3-month USLIBOR +0.150%), 8/26/2019	100,000,000
50,000,000		Alpine Securitization LLC, (Credit Suisse AG LIQ), 2.472% (1-month USLIBOR +0.200%), 8/20/2019	50,000,000
100,000,000		Alpine Securitization LLC, (Credit Suisse AG LIQ), 2.519% (1-month USLIBOR +0.150%), 8/12/2019	100,000,000
47,000,000		Bank of Montreal, 2.560% (1-month USLIBOR +0.200%), 8/5/2019	47,000,000
70,000,000		Bank of Montreal, 2.562% (1-month USLIBOR +0.160%), 8/1/2019	69,982,586
50,000,000		Bank of Montreal, 2.579% (1-month USLIBOR +0.200%), 8/12/2019	50,000,000
50,000,000		Bank of Montreal, 2.643% (3-month USLIBOR +0.340%), 10/15/2019	50,121,000
100,000,000		Bank of Montreal, 2.769% (1-month USLIBOR +0.400%), 8/12/2019	100,101,407
Annual Shareholder Report
4

Principal Amount			Value
	[2]	NOTES - VARIABLE—continued
		Finance - Banking—continued
$180,000,000		Bank of Nova Scotia, Toronto, 2.401% (1-month USLIBOR +0.160%), 8/28/2019	$179,957,866
149,500,000		Bank of Nova Scotia, Toronto, 2.470% (1-month USLIBOR +0.170%), 8/19/2019	149,469,835
74,500,000		Bank of Nova Scotia, Toronto, 2.660% (Effective Fed Funds +0.270%), 8/1/2019	74,506,123
99,500,000		Bank of Nova Scotia, Toronto, 2.660% (Effective Fed Funds +0.270%), 8/1/2019	99,508,200
200,000,000		Bank of Nova Scotia, Toronto, 2.680% (Effective Fed Funds +0.290%), 8/1/2019	199,999,144
20,000,000		Bedford Row Funding Corp., (GTD by Royal Bank of Canada), 2.456% (1-month USLIBOR +0.190%), 8/26/2019	19,998,618
50,000,000		Bedford Row Funding Corp., (GTD by Royal Bank of Canada), 2.457% (1-month USLIBOR +0.220%), 8/30/2019	50,000,000
30,000,000		Bedford Row Funding Corp., (GTD by Royal Bank of Canada), 2.463% (3-month USLIBOR +0.160%), 10/15/2019	30,016,172
20,000,000		Bedford Row Funding Corp., (GTD by Royal Bank of Canada), 2.492% (1-month USLIBOR +0.230%), 8/26/2019	20,000,000
60,000,000		Bedford Row Funding Corp., (GTD by Royal Bank of Canada), 2.505% (1-month USLIBOR +0.180%), 8/15/2019	59,993,620
50,000,000		Bedford Row Funding Corp., (GTD by Royal Bank of Canada), 2.549% (1-month USLIBOR +0.180%), 8/12/2019	50,001,075
40,000,000		Bedford Row Funding Corp., (GTD by Royal Bank of Canada), 2.579% (1-month USLIBOR +0.200%), 8/12/2019	40,004,945
50,000,000		Bedford Row Funding Corp., (GTD by Royal Bank of Canada), 2.579% (1-month USLIBOR +0.200%), 8/2/2019	49,998,687
35,000,000		Bedford Row Funding Corp., (GTD by Royal Bank of Canada), 2.579% (1-month USLIBOR +0.210%), 8/1/2019	35,002,325
30,000,000		Bedford Row Funding Corp., (GTD by Royal Bank of Canada), 2.589% (1-month USLIBOR +0.220%), 8/12/2019	29,999,658
25,000,000		Bedford Row Funding Corp., (GTD by Royal Bank of Canada), 2.599% (1-month USLIBOR +0.330%), 8/26/2019	25,014,386
110,000,000		Canadian Imperial Bank of Commerce, 2.462% (1-month USLIBOR +0.190%), 8/22/2019	110,000,000
119,500,000		Canadian Imperial Bank of Commerce, 2.531% (3-month USLIBOR +0.220%), 9/27/2019	119,590,836
100,000,000		Canadian Imperial Bank of Commerce, 2.539% (1-month USLIBOR +0.170%), 8/12/2019	100,002,934
100,000,000		Canadian Imperial Bank of Commerce, 2.578% (1-month USLIBOR +0.180%), 8/2/2019	100,014,769
100,000,000		Canadian Imperial Bank of Commerce, 2.582% (1-month USLIBOR +0.180%), 8/1/2019	100,011,941
75,000,000		Canadian Imperial Bank of Commerce, 2.650% (Effective Fed Funds +0.260%), 8/1/2019	74,999,686
Annual Shareholder Report
5

Principal Amount			Value
	[2]	NOTES - VARIABLE—continued
		Finance - Banking—continued
$140,000,000		Canadian Imperial Bank of Commerce, 2.650% (Effective Fed Funds +0.260%), 8/1/2019	$139,999,922
25,000,000		Canadian Imperial Bank of Commerce, 2.650% (Effective Fed Funds +0.260%), 8/1/2019	24,999,998
20,000,000		Canadian Imperial Bank of Commerce, 2.670% (Effective Fed Funds +0.280%), 8/1/2019	20,002,771
40,000,000		Canadian Imperial Bank of Commerce, 2.714% (1-month USLIBOR +0.350%), 8/8/2019	40,038,406
100,000,000		Canadian Imperial Bank of Commerce, 2.788% (1-month USLIBOR +0.400%), 8/5/2019	100,115,995
6,355,000		Centra State Medical Arts Building LLC, (TD Bank, N.A. LOC), 2.500%, 8/7/2019	6,355,000
80,000,000		Commonwealth Bank of Australia, 2.482% (1-month USLIBOR +0.220%), 8/27/2019	80,000,000
125,000,000		Commonwealth Bank of Australia, 2.566% (1-month USLIBOR +0.200%), 8/9/2019	125,000,000
5,370,000		Dynetics, Inc., Series 2010-A, (Branch Banking & Trust Co. LOC), 2.430%, 8/1/2019	5,370,000
3,000,000		Griffin-Spalding County, GA Development Authority, Norcom, Inc. Project 2013A, (Bank of America N.A. LOC), 2.450%, 8/1/2019	3,000,000
7,000,000		Griffin-Spalding County, GA Development Authority, Norcom, Inc. Project, (Bank of America N.A. LOC), 2.450%, 8/1/2019	7,000,000
10,000,000		J.P. Morgan Securities LLC, 2.435% (1-month USLIBOR +0.110%), 8/14/2019	10,000,183
5,375,000		Michael Dennis Sullivan Irrevocable Trust, Series 2015, (Wells Fargo Bank, N.A. LOC), 2.440%, 8/1/2019	5,375,000
9,780,000		Mike P. Sturdivant, Sr. Family Trust, Series 2016, (Wells Fargo Bank, N.A. LOC), 2.440%, 8/1/2019	9,780,000
100,000,000		National Australia Bank Ltd., Melbourne, 2.418% (3-month USLIBOR +0.100%), 9/30/2019	99,986,267
125,000,000		National Australia Bank Ltd., Melbourne, 2.432% (1-month USLIBOR +0.160%), 8/20/2019	124,981,187
60,000,000		National Australia Bank Ltd., Melbourne, 2.446% (1-month USLIBOR +0.180%), 8/27/2019	59,995,854
46,000,000		Pepper I-Prime 2018-2 Trust, Class A1U1, (GTD by National Australia Bank Ltd., Melbourne), 2.761% (1-month USLIBOR +0.350%), 8/13/2019	46,023,948
40,000,000		Pepper I-Prime 2019-1 Trust, Class A1U1, (GTD by National Australia Bank Ltd., Melbourne), 2.751% (1-month USLIBOR +0.350%), 8/14/2020	40,056,948
30,500,000		Pepper Residential Securities Trust No. 19, Class A1U2, (GTD by National Australia Bank Ltd., Melbourne), 2.763% (1-month USLIBOR +0.350%), 8/12/2019	30,512,142
Annual Shareholder Report
6

Principal Amount			Value
	[2]	NOTES - VARIABLE—continued
		Finance - Banking—continued
$4,960,000		Public Building Corp. Springfield, MO, Jordan Valley Ice Park, Series 2003, (U.S. Bank, N.A. LOC), 2.270%, 8/1/2019	$4,960,000
49,500,000		Royal Bank of Canada, 2.462% (3-month USLIBOR +0.140%), 10/16/2019	49,524,605
20,000,000		Royal Bank of Canada, 2.520% (1-month USLIBOR +0.160%), 8/5/2019	19,998,473
25,000,000		Royal Bank of Canada, 2.525% (1-month USLIBOR +0.200%), 8/15/2019	25,000,000
50,000,000		Royal Bank of Canada, 2.542% (3-month USLIBOR +0.210%), 10/3/2019	50,037,492
25,000,000		Royal Bank of Canada, 2.597% (1-month USLIBOR +0.360%), 8/30/2019	25,018,968
48,600,000		Royal Bank of Canada, 2.630% (Effective Fed Funds +0.260%), 9/10/2019	48,599,747
50,000,000		Royal Bank of Canada, 2.650% (Effective Fed Funds +0.260%), 8/1/2019	49,999,713
50,000,000		Royal Bank of Canada, 2.650% (Effective Fed Funds +0.260%), 8/1/2019	49,999,704
50,000,000		Royal Bank of Canada, 2.660% (Effective Fed Funds +0.270%), 8/1/2019	50,007,489
100,000,000		Royal Bank of Canada, 2.670% (Effective Fed Funds +0.280%), 8/1/2019	100,019,997
20,000,000		Royal Bank of Canada, 2.670% (Effective Fed Funds +0.280%), 8/1/2019	20,004,386
40,000,000		Royal Bank of Canada, 2.710% (Effective Fed Funds +0.310%), 8/1/2019	40,000,444
15,000,000		SSAB AB (publ), Series 2014-B, (Credit Agricole Corporate and Investment Bank LOC), 2.430%, 8/1/2019	15,000,000
20,000,000		SSAB AB (publ), Series 2015-B, (Nordea Bank Abp LOC), 2.430%, 8/1/2019	20,000,000
750,000		St. Andrew United Methodist Church, Series 2004, (Wells Fargo Bank, N.A. LOC), 2.400%, 8/1/2019	750,000
100,000,000		Sumitomo Mitsui Banking Corp., 2.470% (1-month USLIBOR +0.110%), 8/5/2019	100,003,236
25,000,000		Sumitomo Mitsui Banking Corp., 2.488% (1-month USLIBOR +0.100%), 8/5/2019	25,000,192
200,000,000		Sumitomo Mitsui Banking Corp., 2.497% (1-month USLIBOR +0.130%), 8/9/2019	199,976,744
100,000,000		Sumitomo Mitsui Trust Bank Ltd., 2.470% (1-month USLIBOR +0.110%), 8/5/2019	100,003,236
50,000,000		Toronto Dominion Bank, 2.469% (1-month USLIBOR +0.200%), 8/27/2019	49,999,970
25,000,000		Toronto Dominion Bank, 2.498% (1-month USLIBOR +0.200%), 8/19/2019	24,999,986
Annual Shareholder Report
7

Principal Amount			Value
	[2]	NOTES - VARIABLE—continued
		Finance - Banking—continued
$25,000,000		Toronto Dominion Bank, 2.611% (1-month USLIBOR +0.370%), 8/27/2019	$25,019,649
75,000,000		Toronto Dominion Bank, 2.660% (Effective Fed Funds +0.270%), 8/1/2019	74,999,628
100,000,000		Toronto Dominion Bank, 2.670% (Effective Fed Funds +0.280%), 8/1/2019	99,999,555
40,000,000		Toronto Dominion Bank, 2.675% (1-month USLIBOR +0.350%), 8/13/2019	40,028,620
35,000,000		Toronto Dominion Bank, 2.710% (Effective Fed Funds +0.320%), 8/1/2019	34,999,899
50,000,000		Toronto Dominion Bank, 2.710% (Effective Fed Funds +0.320%), 8/1/2019	49,999,838
100,000,000		Westpac Banking Corp. Ltd., Sydney, 2.500% (3-month USLIBOR +0.180%), 10/2/2019	100,066,169
75,000,000		Westpac Banking Corp. Ltd., Sydney, 2.556% (1-month USLIBOR +0.190%), 8/9/2019	75,000,000
150,000,000		Westpac Banking Corp. Ltd., Sydney, 2.670% (Effective Fed Funds +0.280%), 8/1/2019	150,041,671
127,200,000		Westpac Banking Corp. Ltd., Sydney, 2.690% (Effective Fed Funds +0.300%), 8/1/2019	127,252,924
6,485,000		Yeshivas Novominsk, Series 2008, (TD Bank, N.A. LOC), 2.370%, 8/1/2019	6,485,000
		TOTAL	5,116,686,769
		Finance - Commercial—0.7%
50,000,000		Crown Point Capital Co., LLC, (Credit Suisse AG LIQ), 2.525% (1-month USLIBOR +0.200%), 8/14/2019	50,000,000
99,500,000		Crown Point Capital Co., LLC, (Credit Suisse AG LIQ), 2.564% (1-month USLIBOR +0.200%), 8/6/2019	99,500,000
		TOTAL	149,500,000
		Finance - Retail—1.1%
25,000,000		Chariot Funding LLC, 2.479% (1-month USLIBOR +0.210%), 8/26/2019	25,010,892
25,000,000		Chariot Funding LLC, 2.592% (1-month USLIBOR +0.190%), 8/1/2019	25,002,644
50,000,000		Old Line Funding, LLC, 2.710% (Effective Fed Funds +0.320%), 8/1/2020	49,999,997
60,000,000		Old Line Funding, LLC, 2.738% (1-month USLIBOR +0.350%), 8/5/2019	60,000,000
67,500,000		Thunder Bay Funding, LLC, 2.710% (Effective Fed Funds +0.320%), 8/1/2020	67,499,996
		TOTAL	227,513,529
Annual Shareholder Report
8

Principal Amount			Value
	[2]	NOTES - VARIABLE—continued
		Finance - Securities—1.8%
$42,000,000		Anglesea Funding LLC, (Citigroup Global Markets, Inc. COL)/(HSBC Bank PLC COL)/(J.P. Morgan Securities LLC COL)/(Societe Generale, Paris COL), 2.461% (1-month USLIBOR +0.220%), 8/28/2019	$42,000,000
95,000,000		Anglesea Funding LLC, (Citigroup Global Markets, Inc. COL)/(HSBC Bank PLC COL)/(J.P. Morgan Securities LLC COL)/(Societe Generale, Paris COL), 2.587% (1-month USLIBOR +0.220%), 8/9/2019	95,000,000
25,000,000		Anglesea Funding LLC, (Citigroup Global Markets, Inc. COL)/(HSBC Bank PLC COL)/(J.P. Morgan Securities LLC COL)/(Societe Generale, Paris COL), 2.608% (1-month USLIBOR +0.220%), 8/5/2019	25,000,000
50,000,000		Anglesea Funding LLC, (Citigroup Global Markets, Inc. COL)/(HSBC Bank PLC COL)/(J.P. Morgan Securities LLC COL)/(Societe Generale, Paris COL), 2.622% (1-month USLIBOR +0.220%), 8/1/2019	50,000,000
8,000,000		Collateralized Commercial Paper Co. LLC, (J.P. Morgan Securities LLC COL), 2.522% (1-month USLIBOR +0.120%), 8/6/2019	7,999,678
49,500,000		Collateralized Commercial Paper FLEX Co., LLC, (J.P. Morgan Securities LLC COL), 2.381% (1-month USLIBOR +0.120%), 8/23/2019	49,498,003
50,000,000		Collateralized Commercial Paper FLEX Co., LLC, (J.P. Morgan Securities LLC COL), 2.522% (1-month USLIBOR +0.120%), 8/2/2019	49,995,611
20,000,000		Collateralized Commercial Paper FLEX Co., LLC, (J.P. Morgan Securities LLC COL), 2.532% (1-month USLIBOR +0.130%), 8/6/2019	19,999,019
40,000,000		Glencove Funding LLC, (JPMorgan Chase Bank, N.A. COL), 2.568% (1-month USLIBOR +0.180%), 8/5/2019	40,000,000
		TOTAL	379,492,311
		Government Agency—0.8%
9,015,000		Austen Children's Gift Trust, (FHLB of Dallas LOC), 2.430%, 8/1/2019	9,015,000
5,445,000		Design Center LLC, (FHLB of Pittsburgh LOC), 2.430%, 8/1/2019	5,445,000
23,900,000		Fiddyment Ranch Apartments LP, Series 2017-A Fiddyment Ranch Apartments, (FHLB of San Francisco LOC), 2.440%, 8/1/2019	23,900,000
23,900,000		Fiddyment Ranch Apartments LP, Series 2017-B Fiddyment Ranch Apartments, (FHLB of San Francisco LOC), 2.440%, 8/1/2019	23,900,000
16,700,000		Greene County Development Authority, Reynolds Lodge, LLC Series 2000B, 2.300%, 8/7/2019	16,700,000
32,000,000		HW Hellman Building, L.P., HW Hellman Building Apartments Project Series 2015-A, (FHLB of San Francisco LOC), 2.440%, 8/1/2019	32,000,000
16,000,000		HW Hellman Building, L.P., HW Hellman Building Apartments Project Series 2015-B, (FHLB of San Francisco LOC), 2.440%, 8/1/2019	16,000,000
5,845,000		Herman & Kittle Capital, LLC, Canterbury House Apartments-Lebanon Project Series 2005, (FHLB of Cincinnati LOC), 2.430%, 8/1/2019	5,845,000
4,655,000		Jefferson at Stadium Park—Phase B Owner LLC, Jefferson at Stadium Park Apartments, (FHLB of San Francisco LOC), 2.440%, 8/1/2019	4,655,000
6,200,000		Mohr Green Associates L.P., 2012-A, (FHLB of San Francisco LOC), 2.440%, 8/1/2019	6,200,000
19,640,000		OSL Santa Rosa Fountaingrove LLC, (FHLB of San Francisco LOC), 2.440%, 8/1/2019	19,640,000
Annual Shareholder Report
9

Principal Amount			Value
	[2]	NOTES - VARIABLE—continued
		Government Agency—continued
$5,740,000		The Leopold Family Insurance Trust, (FHLB of Dallas LOC), 2.430%, 8/1/2019	$5,740,000
5,975,000		The Thompson 2018 Family Trust, (FHLB of Dallas LOC), 2.420%, 8/1/2019	5,975,000
		TOTAL	175,015,000
		TOTAL NOTES - VARIABLE (IDENTIFIED COST $6,121,553,677)	6,122,194,060
		TIME DEPOSITS—5.8%
		Finance - Banking—5.8%
279,000,000		ABN Amro Bank NV, 2.290%, 8/5/2019	279,000,000
950,000,000		Credit Agricole Corporate and Investment Bank, 2.340%, 8/1/2019	950,000,000
		TOTAL TIME DEPOSITS (IDENTIFIED COST $1,229,000,000)	1,229,000,000
		OTHER REPURCHASE AGREEMENTS—9.2%
		Finance - Banking—9.2%
50,000,000		BMO Capital Markets Corp., 2.470%, dated 7/31/2019, interest in a $140,000,000 collateralized loan agreement will repurchase securities provided as collateral for $140,009,606 on 8/1/2019, in which asset-backed securities, corporate bonds and medium term notes with a market value of $142,809,798 have been received as collateral and held with BNY Mellon as tri-party agent.	50,000,000
25,000,000		BMO Capital Markets Corp., 2.520%, dated 7/31/2019, interest in a $50,000,000 collateralized loan agreement will repurchase securities provided as collateral for $50,003,500 on 8/1/2019, in which asset-backed securities, collateralized mortgage obligations and corporate bonds with a market value of $51,003,694 have been received as collateral and held with BNY Mellon as tri-party agent.	25,000,000
64,000,000		BNP Paribas SA, 2.500%, dated 7/31/2019, interest in a $175,000,000 collateralized loan agreement will repurchase securities provided as collateral for $175,012,153 on 8/1/2019, in which collateralized mortgage obligations and corporate bonds with a market value of $178,512,396 have been received as collateral and held with BNY Mellon as tri-party agent.	64,000,000
25,000,000		Citigroup Global Markets, Inc., 2.665%, dated 2/1/2019, interest in a $75,000,000 collateralized loan agreement will repurchase securities provided as collateral for $76,005,165 on 8/1/2019, in which medium-term notes and sovereign with a market value of $76,697,598 have been received as collateral and held with BNY Mellon as tri-party agent.	25,000,000
95,000,000		Citigroup Global Markets, Inc., 2.715%, dated 2/1/2019, interest in a $145,000,000 collateralized loan agreement will repurchase securities provided as collateral for $146,979,770 on 8/1/2019, in which asset-backed securities, collateralized mortgage obligations and medium-term notes with a market value of $148,288,390 have been received as collateral and held with BNY Mellon as tri-party agent.	95,000,000
Annual Shareholder Report
10

Principal Amount		Value
	OTHER REPURCHASE AGREEMENTS—continued
	Finance - Banking—continued
$48,400,000	Citigroup Global Markets, Inc., 2.870%, dated 7/31/2019, interest in a $50,000,000 collateralized loan agreement will repurchase securities provided as collateral for $50,003,986 on 8/1/2019, in which asset-backed securities and collateralized mortgage obligations with a market value of $51,094,684 have been received as collateral and held with BNY Mellon as tri-party agent.	$48,400,000
125,000,000	HSBC Securities (USA), Inc., 2.470%, dated 7/31/2019, interest in a $125,000,000 collateralized loan agreement will repurchase securities provided as collateral for $125,008,576 on 8/1/2019, in which corporate bonds, medium-term notes and sovereign with a market value of $127,500,000 have been received as collateral and held with BNY Mellon as tri-party agent.	125,000,000
79,749,000	HSBC Securities (USA), Inc., 2.570%, dated 7/31/2019, interest in a $175,000,000 collateralized loan agreement will repurchase securities provided as collateral for $175,012,493 on 8/1/2019, in which corporate bonds with a market value of $178,500,000 have been received as collateral and held with BNY Mellon as tri-party agent.	79,749,000
50,000,000	ING Financial Markets LLC, 2.600%, dated 7/1/2019, interest in a $100,000,000 collateralized loan agreement will repurchase securities provided as collateral for $100,223,889 on 8/1/2019, in which corporate bonds with a market value of $102,228,367 have been received as collateral and held with BNY Mellon as tri-party agent.	50,000,000
50,000,000	J.P. Morgan Securities LLC, 2.760%, dated 6/17/2019, interest in a $100,000,000 collateralized loan agreement will repurchase securities provided as collateral for $101,403,127 on 9/17/2019, in which asset-backed securities and collateralized mortgage obligations with a market value of $102,000,000 have been received as collateral and held with BNY Mellon as tri-party agent.	50,000,000
100,000,000	MUFG Securities Americas, Inc., 2.490%, dated 7/31/2019, interest in a $250,000,000 collateralized loan agreement will repurchase securities provided as collateral for $250,017,292 on 8/1/2019, in which municipal bonds with a market value of $255,017,638 have been received as collateral and held with BNY Mellon as tri-party agent.	100,000,000
80,000,000	MUFG Securities Americas, Inc., 2.570%, dated 7/31/2019, interest in a $200,000,000 collateralized loan agreement will repurchase securities provided as collateral for $200,014,278 on 8/1/2019, in which American depositary receipts, common stocks, convertible bonds, corporate bonds, exchange traded funds and unit investment trust with a market value of $204,014,564 have been received as collateral and held with BNY Mellon as tri-party agent.	80,000,000
50,000,000	Mizuho Securities USA, Inc., 2.630%, dated 7/23/2019, interest in a $50,000,000 collateralized loan agreement will repurchase securities provided as collateral for $50,051,139 on 8/6/2019, in which exchange traded funds with a market value of $51,033,553 have been received as collateral and held with BNY Mellon as tri-party agent.	50,000,000
Annual Shareholder Report
11

Principal Amount		Value
	OTHER REPURCHASE AGREEMENTS—continued
	Finance - Banking—continued
$50,000,000	Mizuho Securities USA, Inc., 2.660%, dated 3/14/2018, interest in a $160,000,000 collateralized loan agreement will repurchase securities provided as collateral for $160,761,822 on 9/9/2019, in which exchange traded with a market value of $163,480,251 have been received as collateral and held with BNY Mellon as tri-party agent.	$50,000,000
215,000,000	Societe Generale, Paris, 2.480%, dated 7/31/2019, interest in a $650,000,000 collateralized loan agreement will repurchase securities provided as collateral for $650,044,778 on 8/1/2019, in which corporate bonds, medium-term notes and sovereign with a market value of $663,045,674 have been received as collateral and held with BNY Mellon as tri-party agent.	215,000,000
201,200,000	Societe Generale, Paris, 2.550%, dated 7/31/2019, interest in a $450,000,000 collateralized loan agreement will repurchase securities provided as collateral for $450,031,875 on 8/1/2019, in which corporate bonds, medium-term notes and sovereign with a market value of $459,032,513 have been received as collateral and held with BNY Mellon as tri-party agent.	201,200,000
100,000,000	Wells Fargo Securities LLC, 2.400%, dated 7/31/2019, interest in a $100,000,000 collateralized loan agreement will repurchase securities provided as collateral for $100,046,667 on 8/7/2019, in which commercial paper with a market value of $102,006,801 have been received as collateral and held with BNY Mellon as tri-party agent.	100,000,000
100,000,000	Wells Fargo Securities LLC, 2.470%, dated 7/31/2019, interest in a $200,000,000 collateralized loan agreement will repurchase securities provided as collateral for $200,013,722 on 8/1/2019, in which commercial paper and medium-term notes with a market value of $204,013,998 have been received as collateral and held with BNY Mellon as tri-party agent.	100,000,000
100,000,000	Wells Fargo Securities LLC, 2.520%, dated 7/30/2019, interest in a $100,000,000 collateralized loan agreement will repurchase securities provided as collateral for $100,049,000 on 8/6/2019, in which medium-term notes and sovereign with a market value of $102,015,081 have been received as collateral and held with BNY Mellon as tri-party agent.	100,000,000
175,000,000	Wells Fargo Securities LLC, 2.530%, dated 7/25/2019, interest in a $175,000,000 collateralized loan agreement will repurchase securities provided as collateral for $175,086,090 on 8/1/2019, in which commercial paper with a market value of $178,587,812 have been received as collateral and held with BNY Mellon as tri-party agent.	175,000,000
80,000,000	Wells Fargo Securities LLC, 2.680%, dated 7/22/2019, interest in a $80,000,000 collateralized loan agreement will repurchase securities provided as collateral for $80,524,089 on 10/18/2019, in which collateralized mortgage obligations with a market value of $81,660,747 have been received as collateral and held with BNY Mellon as tri-party agent.	80,000,000
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12

Principal Amount		Value
	OTHER REPURCHASE AGREEMENTS—continued
	Finance - Banking—continued
$100,000,000	Wells Fargo Securities LLC, 3.130%, dated 4/18/2019, interest in a $100,000,000 collateralized loan agreement will repurchase securities provided as collateral for $101,565,000 on 10/15/2019, in which asset-backed securities with a market value of $102,931,176 have been received as collateral and held with BNY Mellon as tri-party agent.	$100,000,000
	TOTAL OTHER REPURCHASE AGREEMENTS (IDENTIFIED COST $1,963,349,000)	1,963,349,000
	REPURCHASE AGREEMENTS—22.8%
	Finance - Banking—22.8%
500,000,000	Interest in $1,500,000,000 joint repurchase agreement 2.550%, dated 7/31/2019 under which Bank of Nova Scotia will repurchase securities provided as collateral for $1,500,106,250 on 8/1/2019. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency and U.S. Treasury securities with various maturities to 8/1/2049 and the market value of those underlying securities was $1,530,108,473.	500,000,000
500,000,000	Interest in $1,250,000,000 joint repurchase agreement 2.560%, dated 7/31/2019 under which Mitsubishi UFJ Securities (USA), Inc. will repurchase securities provided as collateral for $1,250,088,889 on 8/1/2019. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities with various maturities to 6/1/2056 and the market value of those underlying securities was $1,286,601,053.	500,000,000
1,000,000,000	Interest in $3,000,000,000 joint repurchase agreement 2.560%, dated 7/31/2019 under which Nomura Securities International, Inc. will repurchase securities provided as collateral for $3,000,213,333 on 8/1/2019. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency and U.S. Treasury securities with various maturities to 3/20/2069 and the market value of those underlying securities was $3,060,198,846.	1,000,000,000
500,000,000	Interest in $500,000,000 joint repurchase agreement 2.550%, dated 7/31/2019 under which RBC Dominion Securities, Inc. will repurchase securities provided as collateral for $500,035,417 on 8/1/2019. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities with various maturities to 5/20/2049 and the market value of those underlying securities was $510,674,041.	500,000,000
351,000,000	Interest in $3,000,000,000 joint repurchase agreement 2.560%, dated 7/31/2019 under which Sumitomo Mitsui Banking Corp will repurchase securities provided as collateral for $3,000,213,333 on 8/1/2019. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities with various maturities to 12/1/2048 and the market value of those underlying securities was $3,060,217,600.	351,000,000
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13

Principal Amount		Value
	REPURCHASE AGREEMENTS—continued
	Finance - Banking—continued
$245,100,000	Interest in $250,000,000 joint repurchase agreement 2.560%, dated 7/31/2019 under which Wells Fargo Securities LLC will repurchase securities provided as collateral for $250,017,778 on 8/1/2019. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities with various maturities to 11/25/2051 and the market value of those underlying securities was $255,140,971.	$245,100,000
1,750,000,000	Interest in $4,605,000,000 joint repurchase agreement 2.560%, dated 7/31/2019 under which Wells Fargo Securities LLC will repurchase securities provided as collateral for $4,605,327,467 on 8/1/2019. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities with various maturities to 8/1/2049 and the market value of those underlying securities was $4,697,469,652.	1,750,000,000
	TOTAL REPURCHASE AGREEMENTS (IDENTIFIED COST $4,846,100,000)	4,846,100,000
	TOTAL INVESTMENT IN SECURITIES—100.3% (IDENTIFIED COST $21,313,474,633)[3]	21,317,046,774
	OTHER ASSETS AND LIABILITIES - NET—(0.3)%[4]	(61,918,564)
	TOTAL NET ASSETS—100%	$21,255,128,210
1	Discount rate at time of purchase for discount issues, or the coupon for interest-bearing issues.
2	Floating/variable note with current rate and current maturity or next reset date shown. Certain variable rate securities are not based on a published reference rate and spread, but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.
3	Also represents cost for federal tax purposes.
4	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Note: The categories of investments are shown as a percentage of total net assets at July 31, 2019.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
As of July 31, 2019, all investments of the Fund utilized Level 2 inputs in valuing the Fund's assets carried at fair value.
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14

The following acronyms are used throughout this portfolio:
COL	—Collateralized
FHLB	—Federal Home Loan Bank
GTD	—Guaranteed
LIBOR	—London Interbank Offered Rate
LIQ	—Liquidity Agreement
LOC	—Letter of Credit
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
15

Financial Highlights–Institutional Shares–
Federated Institutional Prime Obligations Fund
(For a Share Outstanding Throughout Each Period)
Year Ended July 31	2019	2018	2017	2016	2015
Net Asset Value, Beginning of Period	$1.0003	$1.0003	$1.0000	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.0239	0.0156	0.0063	0.003	0.000[1]
Net realized and unrealized gain	0.0001	0.0000[2]	0.0011	0.001	0.000[1]
TOTAL FROM INVESTMENT OPERATIONS	0.0240	0.0156	0.0074	0.004	0.000[1]
Less Distributions:
Distributions from net investment income	(0.0239)	(0.0156)	(0.0063)	(0.003)	(0.000)[1]
Distributions from paid in surplus	—	—	(0.0008)	(0.001)	—
TOTAL DISTRIBUTIONS	(0.0239)	(0.0156)	(0.0071)	(0.004)	(0.000)[1]
Net Asset Value, End of Period	$1.0004	$1.0003	$1.0003	$1.00	$1.00
Total Return[3]	2.43%	1.57%	0.66%	0.26%	0.04%
Ratios to Average Net Assets:
Net expenses	0.15%	0.17%	0.20%	0.21%	0.20%
Net investment income	2.41%	1.62%	0.40%	0.26%	0.04%
Expense waiver/reimbursement[4]	0.13%	0.12%	0.10%	0.08%	0.08%
Supplemental Data:
Net assets, end of period (000 omitted)	$21,146,776	$10,941,508	$787,309	$21,921,916	$30,806,315
1	Represents less than $0.001.
2	Represents less than $0.0001.
3	Based on net asset value.
4	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
16

Statement of Assets and Liabilities–
Federated Institutional Prime Obligations Fund
July 31, 2019
Assets:
Investment in other repurchase agreements and repurchase agreements	$6,809,449,000
Investment in securities	14,507,597,774
Total investment in securities, at value (identified cost $21,313,474,633)		$21,317,046,774
Income receivable		24,022,342
TOTAL ASSETS		21,341,069,116
Liabilities:
Payable for investments purchased	49,430,994
Bank overdraft	65,507
Income distribution payable	36,015,218
Payable for investment adviser fee (Note 5)	39,526
Payable for administrative fee (Note 5)	46,104
Payable for Directors'/Trustees' fees (Note 5)	169
Accrued expenses (Note 5)	343,388
TOTAL LIABILITIES		85,940,906
Net assets for 21,246,747,083 shares outstanding		$21,255,128,210
Net Assets Consist of:
Paid-in capital		$21,251,501,232
Total distributable earnings		3,626,978
TOTAL NET ASSETS		$21,255,128,210
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
Institutional Shares:
$21,146,775,552 ÷ 21,138,433,669 shares outstanding, no par value, unlimited shares authorized		$1.0004
Service Shares:
$93,978,522 ÷ 93,945,115 shares outstanding, no par value, unlimited shares authorized		$1.0004
Capital Shares:
$14,374,136 ÷ 14,368,299 shares outstanding, no par value, unlimited shares authorized		$1.0004
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
17

Statement of Operations–
Federated Institutional Prime Obligations Fund
Year Ended July 31, 2019
Investment Income:
Interest		$396,650,935
Expenses:
Investment adviser fee (Note 5)	$30,955,679
Administrative fee (Note 5)	12,338,977
Custodian fees	526,510
Transfer agent fee	270,043
Directors'/Trustees' fees (Note 5)	94,361
Auditing fees	25,110
Legal fees	11,889
Portfolio accounting fees	274,905
Distribution services fee (Note 5)	1,311
Other service fees (Notes 2 and 5)	154,928
Share registration costs	95,559
Printing and postage	23,119
Miscellaneous (Note 5)	79,685
TOTAL EXPENSES	44,852,076
Waiver of investment adviser fee (Note 5)	(20,720,663)
Net expenses		24,131,413
Net investment income		372,519,522
Realized and Unrealized Gain (Loss) on Investments:
Net realized gain on investments		55,250
Net change in unrealized appreciation of investments		2,163,260
Net realized and unrealized gain on investments		2,218,510
Change in net assets resulting from operations		$374,738,032
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
18

Statement of Changes in Net Assets–
Federated Institutional Prime Obligations Fund
Year Ended July 31	2019	2018
Increase (Decrease) in Net Assets
Operations:
Net investment income	$372,519,522	$127,502,255
Net realized gain	55,250	17,644
Net change in unrealized appreciation/depreciation	2,163,260	1,249,409
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	374,738,032	128,769,308
Distributions to Shareholders (Note 2):
Automated Shares[1]	(2)	(0)[2]
Institutional Shares	(370,570,446)	(126,629,392)
Service Shares	(1,436,015)	(514,907)
Capital Shares	(528,383)	(345,817)
Trust Shares[3]	(9,911)	(6,679)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(372,544,757)	(127,496,795)
Share Transactions:
Proceeds from sale of shares	49,590,631,644	30,514,393,575
Net asset value of shares issued to shareholders in payment of distributions declared	78,813,357	21,060,720
Cost of shares redeemed	(39,431,593,349)	(20,362,585,713)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	10,237,851,652	10,172,868,582
Change in net assets	10,240,044,927	10,174,141,095
Net Assets:
Beginning of period	11,015,083,283	840,942,188
End of period	$21,255,128,210	$11,015,083,283
1	On May 17, 2019, Automated Shares were liquidated.
2	Represents less than $1.
3	On July 30, 2019, Trust Shares were liquidated.
See Notes which are an integral part of the Financial Statements
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19

Notes to Financial Statements
July 31, 2019
1. ORGANIZATION
Money Market Obligations Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of 20 portfolios. The financial statements included herein are only those of Federated Institutional Prime Obligations Fund (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers three classes of shares: Institutional Shares, Service Shares and Capital Shares. The financial highlights of Service Shares and Capital Shares are presented separately. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The investment objective of the Fund is to provide current income consistent with stability of principal.
The Fund operates as an institutional money market fund. As an institutional money market fund, the Fund: (1) will not be limited to institutional investors, but will continue to be available to retail investors; (2) will utilize current market-based prices (except as otherwise generally permitted to value individual portfolio securities with remaining maturities of 60 days or less at amortized cost in accordance with Securities and Exchange Commission (SEC) rules and guidance) to value its portfolio securities and transact at a floating net asset value (NAV) that uses four decimal-place precision ($1.0000); and (3) has adopted policies and procedures to impose liquidity fees on redemptions and/or temporary redemption gates in the event that the Fund's weekly liquid assets were to fall below a designated threshold, if the Fund's Board of Trustees (the “Trustees”) determine such liquidity fees or redemption gates are in the best interest of the Fund.
On May 17, 2019, the Automated Shares were liquidated.
On July 30, 2019, the Trust Shares were liquidated.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
In calculating its NAV, the Fund generally values investments as follows:
■	Fixed-income securities with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	Fixed-income securities with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium), unless the issuer's creditworthiness is impaired or other factors indicate that amortized cost is not an accurate estimate of the investment's fair value, in which case it would be valued in the same manner as a longer-term security. The Fund may only use this method to value a portfolio security when it can reasonably conclude, at each time it makes a valuation determination, that the amortized cost price of the portfolio security is approximately the same as the fair value of the security as determined without the use of amortized cost valuation.
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■	Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, or if information furnished by a pricing service, in the opinion of the valuation committee (“Valuation Committee”), is deemed not representative of the fair value of each security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share.
Fair Valuation Procedures
The Trustees have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated Investment Management Company (the “Adviser”) and certain of the Adviser's affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The
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Fund normally uses mid evaluations for any other types of fixed-income securities and any over-the-counter derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
Repurchase Agreements
The Fund may invest in repurchase agreements for short-term liquidity purposes. It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.
The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.
The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund's Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.
Repurchase agreements are subject to Master Netting Agreements which are agreements between the Fund and its counterparties that provide for the net settlement of all transactions and collateral with the Fund, through a single payment, in the event of default or termination. Amounts presented on the Portfolio of Investments and Statement of Assets and Liabilities are not net settlement amounts but gross. As indicated above, the cash or securities to be repurchased, as shown on the Portfolio of Investments, exceeds the repurchase price to be paid under the agreement reducing the net settlement amount to zero.
Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income, if any, are declared daily and paid monthly. Amortization/accretion of premium and discount is included in investment income. Investment income, realized and unrealized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that select classes will bear certain expenses unique to those classes. The detail of the total fund expense waiver of $20,720,663 is disclosed in Note 5.
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Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses. All distributions as indicated on the Statement of Changes in Net Assets for the year ended July 31, 2018, were from net investment income. Undistributed net investment income at July 31, 2018, was $10,106.
Other Service Fees
The Fund may pay other service fees up to 0.25% of the average daily net assets of the Fund's Institutional Shares, Service Shares and Capital Shares, to unaffiliated financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Prior to their liquidation, the Fund's Automated Shares and Trust Shares were also subject to these other service fees. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for other service fees. For the year ended July 31, 2019, other service fees for the Fund were as follows:
Other Service Fees Incurred
Service Shares	$142,154
Capital Shares	11,463
Trust Shares	1,311
TOTAL	$154,928
For the year ended July 31, 2019, the Fund's Institutional Shares did not incur other service fees; however it may begin to incur this fee upon approval of the Trustees.
Federal Taxes
It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the year ended July 31, 2019, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of July 31, 2019, tax years 2016 through 2019 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.
When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
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23

Restricted Securities
The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer's expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. The Fund's restricted securities, like other securities, are priced in accordance with procedures established by and under the general supervision of the Trustees.
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated. The Fund applies investment company accounting and reporting guidance.
3. SHARES OF BENEFICIAL INTEREST
The following tables summarize share activity:
Year Ended July 31	2019		2018
Automated Shares[1]:	Shares	Amount	Shares	Amount
Shares redeemed	(100)	$(100)	—	$—
NET CHANGE RESULTING FROM AUTOMATED SHARE TRANSACTIONS	(100)	$(100)	—	$—

Year Ended July 31	2019		2018
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	48,952,533,604	$48,966,707,463	30,017,817,920	$30,022,896,392
Shares issued to shareholders in payment of distributions declared	76,894,192	76,916,497	20,225,406	20,228,769
Shares redeemed	(38,829,386,725)	(38,840,532,290)	(19,886,730,995)	(19,890,193,691)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	10,200,041,071	$10,203,091,670	10,151,312,331	$10,152,931,470
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24

Year Ended July 31	2019		2018
Service Shares:	Shares	Amount	Shares	Amount
Shares sold	230,564,297	$230,622,399	296,798,517	$296,831,367
Shares issued to shareholders in payment of distributions declared	1,401,043	1,401,450	506,019	506,074
Shares redeemed	(185,826,492)	(185,874,390)	(287,360,262)	(287,397,583)
NET CHANGE RESULTING FROM SERVICE SHARE TRANSACTIONS	46,138,848	$46,149,459	9,944,274	$9,939,858

Year Ended July 31	2019		2018
Capital Shares:	Shares	Amount	Shares	Amount
Shares sold	393,206,796	$393,299,582	194,654,557	$194,657,837
Shares issued to shareholders in payment of distributions declared	487,051	487,169	319,865	319,872
Shares redeemed	(404,527,011)	(404,622,855)	(184,319,272)	(184,322,278)
NET CHANGE RESULTING FROM CAPITAL SHARE TRANSACTIONS	(10,833,164)	$(10,836,104)	10,655,150	$10,655,431

Year Ended July 31	2019		2018
Trust Shares[2]:	Shares	Amount	Shares	Amount
Shares sold	2,199	$2,200	7,978	$7,979
Shares issued to shareholders in payment of distributions declared	8,239	8,241	6,005	6,005
Shares redeemed	(563,492)	(563,714)	(671,876)	(672,161)
NET CHANGE RESULTING FROM TRUST SHARE TRANSACTIONS	(553,054)	$(553,273)	(657,893)	$(658,177)
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	10,234,793,601	$10,237,851,652	10,171,253,862	$10,172,868,582
1	On May 17, 2019, Automated Shares were liquidated.
2	On July 30, 2019, Trust Shares were liquidated.
4. FEDERAL TAX INFORMATION
The tax character of distributions as reported on the Statement of Changes in Net Assets for the years ended July 31, 2019 and 2018, was as follows:
	2019	2018
Ordinary income[1]	$372,544,757	$127,496,795
1	For tax purposes, short-term capital gain distributions are considered ordinary income distributions.

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As of July 31, 2019, the components of distributable earnings on a tax-basis were as follows:
Undistributed ordinary income[2]	$54,837
Net unrealized appreciation	$3,572,141
2	For tax purposes, short-term capital gains are considered ordinary income in determining distributable earnings.

At July 31, 2019, the cost of investments for federal tax purposes was $21,313,474,633. The net unrealized appreciation of investments for federal tax purposes was $3,572,141. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $3,764,389 and net unrealized depreciation from investments for those securities having an excess of cost over value of $192,248.
5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.20% of the Fund's average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee. For the year ended July 31, 2019, the Adviser voluntarily waived $20,720,663 of its fee.
Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. For purposes of determining the appropriate rate breakpoint, “Investment Complex” is defined as all of the Federated Funds subject to a fee under the Administrative Services Agreement. The fee paid to FAS is based on the average daily net assets of the Investment Complex as specified below:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.100%	on assets up to $50 billion
0.075%	on assets over $50 billion
Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the year ended July 31, 2019, the annualized fee paid to FAS was 0.080% of average daily net assets of the Fund.
In addition, FAS may charge certain out-of-pocket expenses to the Fund.
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Distribution Services Fee
The Fund had adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund compensated Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's Trust Shares prior to their liquidation, to finance activities intended to result in the sale of those shares. The Plan provided that the Fund may incur distribution expenses at 0.25% of average daily net assets, annually, to compensate FSC. For the year ended July 31, 2019, distribution services fees for the Fund were as follows:
Distribution Services Fees Incurred
Trust Shares	$1,311
When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares.
Other Service Fees
For the year ended July 31, 2019, FSSC received $3,978 of the other service fees disclosed in Note 2.
Expense Limitation
Due to the possibility of changes in market conditions and other factors, there can be no assurance that the level of waivers/reimbursement/reduction of Fund expenses reflected in the financial highlights will be maintained in the future. However, the Adviser and certain of its affiliates (which may include FSC, FAS and FSSC) on their own initiative have agreed to waive certain amounts of their respective fees and/or reimburse expenses. Total annual fund operating expenses (as shown in the financial highlights, excluding interest expense, extraordinary expenses and proxy-related expenses paid by the Fund, if any) paid by the Fund's Institutional Shares, Service Shares and Capital Shares (after the voluntary waivers and/or reimbursements) will not exceed 0.20%, 0.45% and 0.25% (the “Fee Limit”), respectively, up to but not including the later of (the “Termination Date”): (a) October 1, 2020; or (b) the date of the Fund's next effective Prospectus. While the Adviser and its applicable affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.
Directors'/Trustees' and Miscellaneous Fees
Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Directors'/Trustees' fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Adviser which in due course are reimbursed by the Fund. These expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses may be included in Accrued and Miscellaneous Expenses on the Statement of Assets and Liabilities and Statement of Operations, respectively.
Affiliated Shares of Beneficial Interest
As of July 31, 2019, a majority of the shares of beneficial interest outstanding are owned by other affiliated investment companies.
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6. CONCENTRATION OF RISK
A substantial part of the Fund's portfolio may be comprised of obligations of banks. As a result, the Fund may be more susceptible to any economic, business, political or other developments which generally affect these entities.
7. LINE OF CREDIT
The Fund participates with certain other Federated Funds, on a several basis, in an up to $500,000,000 unsecured, 364-day, committed, revolving line of credit (LOC) agreement. The LOC was made available to finance temporarily the repurchase or redemption of shares of the Fund, failed trades, payment of dividends, settlement of trades and for other short-term, temporary or emergency general business purposes. The Fund cannot borrow under the LOC if an inter-fund loan is outstanding. The Fund's ability to borrow under the LOC also is subject to the limitations of the Act and various conditions precedent that must be satisfied before the Fund can borrow. Loans under the LOC are charged interest at a fluctuating rate per annum equal to the highest, on any day, of (a) (i) the federal funds effective rate, (ii) the one month London Interbank Offered Rate (LIBOR), and (iii) 0.0%, plus (b) a margin. The LOC also requires the Fund to pay, quarterly in arrears and at maturity, its pro rata share of a commitment fee based on the amount of the lenders' commitment that has not been utilized. As of July 31, 2019, the Fund had no outstanding loans. During the year ended July 31, 2019, the Fund did not utilize the LOC.
8. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of July 31, 2019, there were no outstanding loans. During the year ended July 31, 2019, the program was not utilized.
9. FEDERAL TAX INFORMATION (UNAUDITED)
For the fiscal year ended July 31, 2019, 87.77% of dividends paid by the Fund are interest related dividends, as provided by the American Jobs Creation Act of 2004.
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Report of Independent Registered Public Accounting Firm
To The Board of Trustees of the Money Market Obligations Trust and Shareholders of Federated INSTITUTIONAL Prime Obligations Fund:
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of the Federated Institutional Prime Obligations Fund (the “Fund”), a portfolio of Money Market Obligations Trust, as of July 31, 2019, the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two year period then ended, and the related notes (collectively, the “financial statements”) and the financial highlights for each of the years in the five year period then ended. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of July 31, 2019, the results of its operations for the year then ended, the changes in its net assets for each of the years in the two year period then ended, and the financial highlights for each of the years in the five year period then ended, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
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We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Such procedures also included confirmation of securities owned as of July 31, 2019 by correspondence with the custodian and brokers, or by other appropriate auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. We believe that our audits provide a reasonable basis for our opinion.
We have served as the auditor of one or more of Federated Investors'- investment companies since 2006.
Boston, Massachusetts
September 23, 2019
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Shareholder Expense Example (unaudited)– Federated Institutional Prime Obligations Fund
As a shareholder of the Fund, you incur ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or other service fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from February 1, 2019 to July 31, 2019.
ACTUAL EXPENSES
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
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Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.
	Beginning Account Value 2/1/2019	Ending Account Value 7/31/2019	Expenses Paid During Period[1]
Actual	$1,000	$1,012.50	$0.75[2]
Hypothetical (assuming a 5% return before expenses)	$1,000	$1,024.10	$0.75[2]
1	Expenses are equal to the Fund's Institutional Shares annualized net expense ratio of 0.15%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half-year period).
2	Actual and Hypothetical expenses paid during the period utilizing the Fund's Institutional Shares current Fee Limit of 0.20% (as reflected in the Notes to Financial Statements, Note 5 under Expense Limitation), multiplied by the average account value over the period, multiplied by 181/365 (to reflect expenses paid as if they had been in effect throughout the most recent one-half-year period) would be $1.00 and $1.00, respectively.
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Board of Trustees and Trust Officers
The Board of Trustees is responsible for managing the Trust's business affairs and for exercising all the Trust's powers except those reserved for the shareholders. The following tables give information about each Trustee and the senior officers of the Fund. Where required, the tables separately list Trustees who are “interested persons” of the Fund (i.e., “Interested” Trustees) and those who are not (i.e., “Independent” Trustees). Unless otherwise noted, the address of each person listed is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA 15222. The address of all Independent Trustees listed is 4000 Ericsson Drive, Warrendale, PA 15086-7561; Attention: Mutual Fund Board. As of December 31, 2018, the Trust comprised 20 portfolio(s), and the Federated Fund Family consisted of 40 investment companies (comprising 102 portfolios). Unless otherwise noted, each Officer is elected annually. Unless otherwise noted, each Trustee oversees all portfolios in the Federated Fund Family and serves for an indefinite term. The Fund's Statement of Additional Information includes additional information about Trust Trustees and is available, without charge and upon request, by calling 1-800-341-7400.
Interested TRUSTEES Background
Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
J. Christopher Donahue* Birth Date: April 11, 1949 President and Trustee Indefinite Term Began serving: April 1989	Principal Occupations: Principal Executive Officer and President of certain of the Funds in the Federated Fund Family; Director or Trustee of the Funds in the Federated Fund Family; President, Chief Executive Officer and Director, Federated Investors, Inc.; Chairman and Trustee, Federated Investment Management Company; Trustee, Federated Investment Counseling; Chairman and Director, Federated Global Investment Management Corp.; Chairman and Trustee, Federated Equity Management Company of Pennsylvania; Trustee, Federated Shareholder Services Company; Director, Federated Services Company.
Previous Positions: President, Federated Investment Counseling; President and Chief Executive Officer, Federated Investment Management Company, Federated Global Investment Management Corp. and Passport Research, Ltd; Chairman, Passport Research, Ltd.
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Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
Thomas R. Donahue* Birth Date: October 20, 1958 Trustee Indefinite Term Began serving: May 2016	Principal Occupations: Director or Trustee of certain of the funds in the Federated Fund Family; Chief Financial Officer, Treasurer, Vice President and Assistant Secretary, Federated Investors, Inc.; Chairman and Trustee, Federated Administrative Services; Chairman and Director, Federated Administrative Services, Inc.; Trustee and Treasurer, Federated Advisory Services Company; Director or Trustee and Treasurer, Federated Equity Management Company of Pennsylvania, Federated Global Investment Management Corp., Federated Investment Counseling, and Federated Investment Management Company; Director, MDTA LLC; Director, Executive Vice President and Assistant Secretary, Federated Securities Corp.; Director or Trustee and Chairman, Federated Services Company and Federated Shareholder Services Company; and Director and President, FII Holdings, Inc.
Previous Positions: Director, Federated Investors, Inc.; Assistant Secretary, Federated Investment Management Company, Federated Global Investment Management Company and Passport Research, LTD; Treasurer, Passport Research, LTD; Executive Vice President, Federated Securities Corp.; and Treasurer, FII Holdings, Inc.
*	Family relationships and reasons for “interested” status: J. Christopher Donahue and Thomas R. Donahue are brothers. Both are “interested” due to their beneficial ownership of shares of Federated Investors, Inc. and the positions they hold with Federated and its subsidiaries.
INDEPENDENT TRUSTEES Background
Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
John T. Collins Birth Date: January 24, 1947 Trustee Indefinite Term Began serving: September 2013	Principal Occupations: Director or Trustee of the Federated Fund Family; formerly, Chairman and CEO, The Collins Group, Inc. (a private equity firm) (Retired).
Other Directorships Held: Director, Chairman of the Compensation Committee, KLX Energy Services Holdings, Inc. (oilfield services); former Director of KLX Corp. (aerospace).
Qualifications: Mr. Collins has served in several business and financial management roles and directorship positions throughout his career. Mr. Collins previously served as Chairman and CEO of The Collins Group, Inc. (a private equity firm) and as a Director of KLX Corp. Mr. Collins serves as Chairman Emeriti, Bentley University. Mr. Collins previously served as Director and Audit Committee Member, Bank of America Corp.; Director, FleetBoston Financial Corp.; and Director, Beth Israel Deaconess Medical Center (Harvard University Affiliate Hospital).
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Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
G. Thomas Hough Birth Date: February 28, 1955 Trustee Indefinite Term Began serving: August 2015	Principal Occupations: Director or Trustee of the Federated Fund Family; formerly, Vice Chair, Ernst & Young LLP (public accounting firm) (Retired).
Other Directorships Held: Director, Member of Governance and Compensation Committees, Publix Super Markets, Inc.; Director, Chair of the Audit Committee, Equifax, Inc.; Director, Member of the Audit Committee, Haverty Furniture Companies, Inc.
Qualifications: Mr. Hough has served in accounting, business management and directorship positions throughout his career. Mr. Hough most recently held the position of Americas Vice Chair of Assurance with Ernst & Young LLP (public accounting firm). Mr. Hough serves on the President's Cabinet and Business School Board of Visitors for the University of Alabama and is on the Business School Board of Visitors for Wake Forest University. Mr. Hough previously served as an Executive Committee member of the United States Golf Association.
Maureen Lally-Green Birth Date: July 5, 1949 Trustee Indefinite Term Began serving: August 2009	Principal Occupations: Director or Trustee of the Federated Fund Family; Adjunct Professor of Law, Duquesne University School of Law; formerly, Dean of the Duquesne University School of Law and Professor of Law and Interim Dean of the Duquesne University School of Law; formerly, Associate General Secretary and Director, Office of Church Relations, Diocese of Pittsburgh.
Other Directorships Held: Director, CNX Resources Corporation (formerly known as CONSOL Energy Inc.).
Qualifications: Judge Lally-Green has served in various legal and business roles and directorship positions throughout her career. Judge Lally-Green previously held the position of Dean of the School of Law of Duquesne University (as well as Interim Dean). Judge Lally-Green previously served as a member of the Superior Court of Pennsylvania and as a Professor of Law, Duquesne University School of Law. Judge Lally-Green also currently holds the positions on not for profit or for profit boards of directors as follows: Director and Chair, UPMC Mercy Hospital; Director and Vice Chair, Our Campaign for the Church Alive!, Inc.; Regent, Saint Vincent Seminary; Member, Pennsylvania State Board of Education (public); and Director CNX Resources Corporation (formerly known as CONSOL Energy Inc.). Judge Lally-Green has held the positions of: Director, Auberle; Director, Epilepsy Foundation of Western and Central Pennsylvania; Director, Ireland Institute of Pittsburgh; Director, Saint Thomas More Society; Director and Chair, Catholic High Schools of the Diocese of Pittsburgh, Inc.; Director, Pennsylvania Bar Institute; Director, St. Vincent College; and Director and Chair, North Catholic High School, Inc.
Charles F. Mansfield, Jr. Birth Date: April 10, 1945 Trustee Indefinite Term Began serving: January 1999	Principal Occupations: Director or Trustee of the Federated Fund Family; Management Consultant and Author.
Other Directorships Held: None.
Qualifications: Mr. Mansfield has served as a Marine Corps officer and in several banking, business management, educational roles and directorship positions throughout his long career. He remains active as a Management Consultant and Author.
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Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
Thomas M. O'Neill Birth Date: June 14, 1951 Trustee Indefinite Term Began serving: August 2006	Principal Occupations: Director or Trustee, Chair of the Audit Committee of the Federated Fund Family; Sole Proprietor, Navigator Management Company (investment and strategic consulting).
Other Directorships Held: None.
Qualifications: Mr. O'Neill has served in several business, mutual fund and financial management roles and directorship positions throughout his career. Mr. O'Neill serves as Director, Medicines for Humanity and Director, The Golisano Children's Museum of Naples, Florida. Mr. O'Neill previously served as Chief Executive Officer and President, Managing Director and Chief Investment Officer, Fleet Investment Advisors; President and Chief Executive Officer, Aeltus Investment Management, Inc.; General Partner, Hellman, Jordan Management Co., Boston, MA; Chief Investment Officer, The Putnam Companies, Boston, MA; Credit Analyst and Lending Officer, Fleet Bank; Director and Consultant, EZE Castle Software (investment order management software); and Director, Midway Pacific (lumber).
P. Jerome Richey Birth Date: February 23, 1949 Trustee Indefinite Term Began serving: September 2013	Principal Occupations: Director or Trustee of the Federated Fund Family; Management Consultant; Retired; formerly, Senior Vice Chancellor and Chief Legal Officer, University of Pittsburgh and Executive Vice President and Chief Legal Officer, CNX Resources Corporation (formerly known as CONSOL Energy Inc.).
Other Directorships Held: None.
Qualifications: Mr. Richey has served in several business and legal management roles and directorship positions throughout his career. Mr. Richey most recently held the positions of Senior Vice Chancellor and Chief Legal Officer, University of Pittsburgh. Mr. Richey previously served as Chairman of the Board, Epilepsy Foundation of Western Pennsylvania and Chairman of the Board, World Affairs Council of Pittsburgh. Mr. Richey previously served as Chief Legal Officer and Executive Vice President, CNX Resources Corporation (formerly known as CONSOL Energy Inc.); and Board Member, Ethics Counsel and Shareholder, Buchanan Ingersoll & Rooney PC (a law firm).
John S. Walsh Birth Date: November 28, 1957 Trustee Indefinite Term Began serving: January 1999	Principal Occupations: Director or Trustee, and Chair of the Board of Directors or Trustees, of the Federated Fund Family; President and Director, Heat Wagon, Inc. (manufacturer of construction temporary heaters); President and Director, Manufacturers Products, Inc. (distributor of portable construction heaters); President, Portable Heater Parts, a division of Manufacturers Products, Inc.
Other Directorships Held: None.
Qualifications: Mr. Walsh has served in several business management roles and directorship positions throughout his career. Mr. Walsh previously served as Vice President, Walsh & Kelly, Inc. (paving contractors).
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OFFICERS
Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
Lori A. Hensler Birth Date: January 6, 1967 TREASURER Officer since: April 2013	Principal Occupations: Principal Financial Officer and Treasurer of the Federated Fund Family; Senior Vice President, Federated Administrative Services; Financial and Operations Principal for Federated Securities Corp. and Edgewood Services, Inc.; and Assistant Treasurer, Federated Investors Trust Company. Ms. Hensler has received the Certified Public Accountant designation.
Previous Positions: Controller of Federated Investors, Inc.; Senior Vice President and Assistant Treasurer, Federated Investors Management Company; Treasurer, Federated Investors Trust Company; Assistant Treasurer, Federated Administrative Services, Federated Administrative Services, Inc., Federated Securities Corp., Edgewood Services, Inc., Federated Advisory Services Company, Federated Equity Management Company of Pennsylvania, Federated Global Investment Management Corp., Federated Investment Counseling, Federated Investment Management Company, Passport Research, Ltd., and Federated MDTA, LLC; Financial and Operations Principal for Federated Securities Corp., Edgewood Services, Inc. and Southpointe Distribution Services, Inc.
Peter J. Germain Birth Date: September 3, 1959 CHIEF LEGAL OFFICER, SECRETARY and EXECUTIVE VICE PRESIDENT Officer since: January 2005	Principal Occupations: Mr. Germain is Chief Legal Officer, Secretary and Executive Vice President of the Federated Fund Family. He is General Counsel, Chief Legal Officer, Secretary and Executive Vice President, Federated Investors, Inc.; Trustee and Senior Vice President, Federated Investors Management Company; Trustee and President, Federated Administrative Services; Director and President, Federated Administrative Services, Inc.; Director and Vice President, Federated Securities Corp.; Director and Secretary, Federated Private Asset Management, Inc.; Secretary, Federated Shareholder Services Company; and Secretary, Retirement Plan Service Company of America. Mr. Germain joined Federated in 1984 and is a member of the Pennsylvania Bar Association.
Previous Positions: Deputy General Counsel, Special Counsel, Managing Director of Mutual Fund Services, Federated Investors, Inc.; Senior Vice President, Federated Services Company; and Senior Corporate Counsel, Federated Investors, Inc.
Stephen Van Meter Birth Date: June 5, 1975 CHIEF COMPLIANCE OFFICER AND SENIOR VICE PRESIDENT Officer since: July 2015	Principal Occupations: Senior Vice President and Chief Compliance Officer of the Federated Fund Family; Vice President and Chief Compliance Officer of Federated Investors, Inc. and Chief Compliance Officer of certain of its subsidiaries. Mr. Van Meter joined Federated in October 2011. He holds FINRA licenses under Series 3, 7, 24 and 66.
Previous Positions: Mr. Van Meter previously held the position of Compliance Operating Officer, Federated Investors, Inc. Prior to joining Federated, Mr. Van Meter served at the United States Securities and Exchange Commission in the positions of Senior Counsel, Office of Chief Counsel, Division of Investment Management and Senior Counsel, Division of Enforcement.
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Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
Deborah A. Cunningham Birth Date: September 15, 1959 CHIEF INVESTMENT OFFICER Officer since: May 2004 Portfolio Manager since: July 1991	Principal Occupations: Deborah A. Cunningham has been the Fund's Portfolio Manager since July 1991. Ms. Cunningham was named Chief Investment Officer of Federated's money market products in 2004. She joined Federated in 1981 and has been a Senior Portfolio Manager since 1997 and an Executive Vice President of the Fund's Adviser since 2009. Ms. Cunningham has received the Chartered Financial Analyst designation and holds an M.S.B.A. in Finance from Robert Morris College.

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Evaluation and Approval of Advisory Contract–May 2019
Federated Institutional Prime Obligations Fund (the “Fund”)
At its meetings in May 2019, the Fund's Board of Trustees (the “Board”), including a majority of those Trustees who are not “interested persons” of the Fund, as defined in the Investment Company Act of 1940 (the “Independent Trustees”), reviewed and unanimously approved the continuation of the Fund's investment advisory contract for an additional one-year term. The Board's decision regarding the contract reflects the exercise of its business judgment after considering all of the information received on whether to continue the existing arrangements.
At the request of the Independent Trustees, the Fund's Chief Compliance Officer (the CCO) furnished to the Board in advance of its May 2019 meetings an independent written evaluation presenting on the topics discussed below. The Board considered the CCO's independent written evaluation (the “CCO Fee Evaluation Report”), along with other information, in evaluating the reasonableness of the Fund's management fee and in deciding to approve the continuation of the investment advisory contract. The CCO, in preparing the CCO Fee Evaluation Report, has the authority to retain consultants, experts or staff as reasonably necessary to assist in the performance of his duties, reports directly to the Board, and can be terminated only with the approval of a majority of the Independent Trustees. At the request of the Independent Trustees, the CCO Fee Evaluation Report followed the same general approach and covered the same topics as that of the report that had previously been delivered by the CCO in his capacity as “Senior Officer,” prior to the elimination of the Senior Officer position in December 2017.
The Board also considered judicial decisions concerning allegedly excessive investment advisory fees in making its decision. Using these judicial decisions as a guide, the Board observed that the following factors may be relevant to an adviser's fiduciary duty with respect to its receipt of compensation from a fund: (1) the nature and quality of the services provided by an adviser to a fund and its shareholders (including the performance of the fund, its benchmark and comparable funds); (2) an adviser's cost of providing the services (including the profitability to an adviser of providing advisory services to a fund); (3) the extent to which an adviser may realize “economies of scale” as a fund grows larger and, if such economies of scale exist, whether they have been shared with a fund and its shareholders or the family of funds; (4) any “fall-out” financial benefits that accrue to an adviser because of its relationship with a fund (including research services received from brokers that execute fund trades and any fees paid to affiliates of an adviser for services rendered to a fund); (5) comparative fee and expense structures (including a comparison of fees paid to an adviser with those paid by similar funds both internally and externally as well as management fees charged to institutional and other advisory clients of the
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adviser for what might be viewed as like services); and (6) the extent of care, conscientiousness and independence with which the fund's board members perform their duties and their expertise (including whether they are fully informed about all facts the board deems relevant to its consideration of an adviser's services and fees). The Board noted that the Securities and Exchange Commission (SEC) disclosure requirements regarding the basis for the Board's approval of the Fund's investment advisory contract generally align with the factors listed above. The Board was aware of these factors and was guided by them in its review of the Fund's investment advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.
The Board considered and weighed these factors in light of its substantial accumulated experience in governing the Fund and working with Federated Investment Management Company (the “Adviser”) and its affiliates (collectively, “Federated”) on matters relating to the funds advised by Federated (each, a “Federated Fund”). The Independent Trustees were assisted in their deliberations by independent legal counsel.
In addition to the extensive materials that comprise and accompany the CCO Fee Evaluation Report, the Board received detailed information about the Fund and the Federated organization throughout the year, and in connection with its May meetings at which the Board's formal approval of the advisory and subadvisory contracts occurred. In this regard, Federated provided much of this information at each regular meeting of the Board, and furnished additional information specifically in connection with the May meetings. In the months preceding the May meetings, the Board requested and reviewed written materials prepared by Federated in response to requests on behalf of the Independent Trustees encompassing a wide variety of topics. At the May meetings, in addition to meeting in separate sessions of the Independent Trustees without management present, senior management of the Adviser also met with the Independent Trustees and their counsel to discuss the materials presented and such additional matters as the Independent Trustees deemed reasonably necessary to evaluate the advisory and subadvisory contracts. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose.
The Board's consideration of the investment advisory contract included review of the CCO Fee Evaluation Report, accompanying data and additional information covering the following matters among others: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short-term and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in terms relative to its particular investment program and certain competitor or “peer group” funds and/or other benchmarks, as appropriate) and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses, including the advisory fee and the overall expense structure of the Fund (both in absolute terms and relative to similar and/or competing funds), with due
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regard for contractual or voluntary expense limitations; the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders; the entrepreneurial and other risks assumed by the Adviser in sponsoring the Fund; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated Funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are generally available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated Funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated Funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.
While mindful that courts have cautioned against giving too much weight to comparative information concerning fees charged by other advisers for managing funds with comparable investment programs, the Board has found the use of such comparisons to be relevant to its deliberations. In this regard, the Board was presented with, and considered, information regarding the contractual advisory fee rates, net advisory fee rates, total expense ratios and each element of the Fund's total expense ratio (i.e., gross and net advisory fees, custody fees, portfolio accounting fees and transfer agency fees) relative to an appropriate group of peer funds compiled by Federated using data supplied by independent fund ranking organizations (the “Peer Group”). The Board received a description of the composition and methodology used to select the Peer Group. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because it is believed that they are more relevant. For example, other mutual funds are the products most like the Fund, in that they are readily available to Fund shareholders as alternative investment vehicles. Also, they are the type of investment vehicle, in fact, chosen and maintained by the Fund's investors. The range of their fees and expenses, therefore, appears to be a relevant indicator of what consumers have found to be reasonable in the marketplace in which the Fund competes.
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The Board reviewed the contractual advisory fee rate, net advisory fee rate and other expenses of the Fund and noted the position of the Fund's fee rates relative to its Peer Group. In this regard, the Board noted that the contractual advisory fee rate was above the median of the relevant Peer Group, but the Board noted the applicable waivers and reimbursements, and that the overall expense structure of the Fund remained competitive in the context of other factors considered by the Board.
For comparison, the CCO reviewed the fees charged by Federated for providing advisory services to products other than the Federated Funds (e.g., institutional separate accounts and third-party unaffiliated mutual funds for which Federated serves as sub-adviser) (referenced to as “Comparable Funds/Accounts”). With respect to Comparable Funds/Accounts other than third-party mutual funds, the CCO concluded that they are inherently different products. Those differences include, but are not limited to, different types of targeted investors; different applicable laws and regulations; different legal structures; different average account sizes and portfolio management techniques made necessary by different cash flows and different associated costs; and the time spent by portfolio managers and their teams, as well as personnel in the Funds Financial Services, Legal, Compliance and Risk Management departments, in reviewing securities pricing, addressing different administrative responsibilities, addressing different degrees of risk associated with management and a variety of different costs. The CCO also reviewed the differences in the nature of the services required for Federated to manage its proprietary mutual fund business versus managing a discrete pool of assets as a sub-adviser to another institution's mutual fund, and that Federated generally performs significant additional services and assumes substantially greater risks in managing the Fund and other Federated Funds than in its role as sub-adviser to an unaffiliated third-party mutual fund. The CCO did not consider the fees for providing advisory services to Comparable Funds/Accounts to be determinative in judging the appropriateness of the Federated Funds' advisory fees.
The CCO noted that the services, administrative responsibilities and risks associated with such relationships are quite different than serving as a primary adviser to a fund.
Following such evaluation, and full deliberations, the Board concluded that the fees and expenses of the Fund are reasonable and supported renewal of the Fund's investment advisory contract.
The Board considered the nature, extent and quality of the services provided to the Fund by the Adviser and the resources of the Adviser and its affiliates dedicated to the Fund. In this regard, the Board evaluated, among other things, the Adviser's personnel, experience, track record, financial resources, overall reputation and willingness to invest in personnel and infrastructure that benefit the Fund. In addition, the Board reviewed the qualifications, backgrounds and responsibilities of the portfolio management team primarily responsible for the day-to-day management of the Fund and the Adviser's ability and experience in
Annual Shareholder Report
42

attracting and retaining qualified personnel to service the Fund. The Board noted the investment research and company engagement capabilities of the Adviser and its affiliates. The Board also noted the compliance program of the Adviser and the compliance-related resources provided to the Fund by the Adviser, including the Adviser's commitment to respond to rulemaking initiatives of the SEC. The Fund's ability to deliver competitive performance when compared to its Peer Group was also deemed to be relevant by the Board as a useful indicator of how the Adviser is executing the Fund's investment program. The Adviser's ability to execute this program was one of the Board's considerations in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services warrant the continuation of the investment advisory contract.
In evaluating the Fund's investment performance, the Board considered performance results in light of the Fund's investment objective, strategies and risks, as disclosed in the Fund's prospectus. The Board considered detailed investment reports on the Fund's performance that were provided to the Board throughout the year and in connection with the May meetings. The CCO also reviewed information regarding the performance of other mutual funds in the Peer Group, noting the CCO's view that comparisons to fund peer groups may be helpful, though not conclusive, in evaluating the performance of the Adviser in managing the Fund. The Board considered, in evaluating such comparisons, that in some cases there may be differences in the funds' objectives or investment management techniques, or the costs to implement the funds, even within the same Peer Group.
The Fund's performance was above the median of the relevant Peer Group for the one-year period covered by the CCO Fee Evaluation Report. The Board also considered the relatively tight dispersion of performance data with respect to the Fund and its Peer Group.
Following such evaluation, and full deliberations, the Board concluded that the performance of the Fund supported renewal of the Fund's investment advisory contract.
The Board also received financial information about Federated, including information regarding the compensation and ancillary (or “fall-out”) benefits Federated derived from its relationships with the Federated Funds. This information covered not only the fees under the investment advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated Funds under separate contracts (e.g., for serving as the Federated Funds' administrator and distributor). In this regard, the Board considered that certain Federated subsidiaries provide distribution and shareholder services to the Federated Funds, for which they may be compensated through distribution and servicing fees paid pursuant to Rule 12b-1 plans or otherwise. The information also detailed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated Fund trades. In addition, the Board considered the fact that, in order for a Federated Fund to be
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competitive in the marketplace, the Adviser and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to Federated Fund investors and/or indicated to the Board their intention to do so in the future. Moreover, the Board receives regular reporting as to the institution, adjustment or elimination of these voluntary waivers.
Federated furnished information, requested by the CCO, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the CCO. The CCO noted that, while these cost allocation reports apply consistent allocation processes, the inherent difficulties in allocating costs continues to cause the CCO to question the precision of the process and to conclude that such reports may be unreliable, since a single change in an allocation estimate may dramatically alter the resulting estimate of cost and/or profitability of a Federated Fund and may produce unintended consequences. The allocation information, including the CCO's view that fund-by-fund estimations may be unreliable, was considered in the evaluation by the Board.
The Board and the CCO also reviewed information compiled by Federated comparing its profitability information to other publicly held fund management companies, including information regarding profitability trends over time. In this regard, the CCO concluded that Federated's profit margins did not appear to be excessive. The CCO also noted that Federated appeared financially sound, with the resources necessary to fulfill its obligations under its contracts with the Fund.
The CCO Fee Evaluation Report also discussed the notion of possible realization of “economies of scale” as a fund grows larger, the difficulties of calculating economies of scale at an individual fund level, and the extent to which potential scale benefits are shared with shareholders. In this regard, the Board considered that Federated has made significant and long-term investments in areas that support all of the Federated Funds, such as personnel and processes for the portfolio management, shareholder services, compliance, internal audit and risk management functions, as well as systems technology (including technology relating to cybersecurity) and that the benefits of these investments (as well as any economies of scale, should they exist) were likely to be shared with the Federated Fund family as a whole. The Board noted that Federated's investments in these areas are extensive. In addition, the Board considered that the Adviser and its affiliates have frequently waived fees and/or reimbursed expenses and that this has allowed potential economies of scale to be shared with shareholders. The Board also considered that such waivers and reimbursements can provide protection from an increase in expenses if a Federated Fund's assets decline. Federated, as it does throughout the year, and specifically in connection with the Board's review of the advisory and subadvisory contracts, furnished information relative to revenue sharing or adviser-paid fees. Federated and the CCO noted that this information should be viewed to determine if there was an incentive to either not apply breakpoints, or
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to apply breakpoints at higher levels, and should not be viewed to determine the appropriateness of advisory fees. The Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in the CCO Fee Evaluation Report) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as a fund attains a certain size.
The CCO stated that his observations and the information accompanying the CCO Fee Evaluation Report supported a finding by the Board that the management fee for the Fund was reasonable. Under these circumstances, no changes were recommended to, and no objection was raised to the continuation of, the Fund's investment advisory contract. The CCO also recognized that the Board's evaluation of the Federated Funds' advisory and subadvisory arrangements is a continuing and on-going process that is informed by the information that the Board requests and receives from management throughout the course of the year and, in this regard, the CCO noted certain items for future reporting to the Board or further consideration by management as the Board continues its on-going oversight of the Federated Funds.
In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an investment advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the investment advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund. The Board concluded that, in light of the factors summarized above, including the nature, quality and scope of the services provided to the Fund by the Adviser and its affiliates, continuation of the investment advisory contract was appropriate.
The Board based its decision to approve the investment advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the continuation of the contract reflects its view that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangement.
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Voting Proxies on Fund Portfolio Securities
A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available via the Proxy Voting Record (Form N-PX) link associated with the Fund and share class name at www.FederatedInvestors.com/FundInformation. Form N-PX filings are also available at the SEC's website at www.sec.gov.
Portfolio Schedule
The Fund files with the SEC a complete schedule of its portfolio holdings as of the close of each month on “Form N-MFP.” Form N-MFP is available on the SEC's website at www.sec.gov. You may access Form N-MFP via the link to the Fund and share class name at www.FederatedInvestors.com.
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You could lose money by investing in the Fund. Because the share price of the Fund will fluctuate, when you sell your shares they may be worth more or less than what you originally paid for them. The Fund may impose a fee upon the sale of your shares or may temporarily suspend your ability to sell shares if the Fund's liquidity falls below required minimums because of market conditions or other factors. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund's sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.
This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

Federated Institutional Prime Obligations Fund
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 60934N203
Q454500 (9/19)
Federated is a registered trademark of Federated Investors, Inc.
2019 ©Federated Investors, Inc.

Annual Shareholder Report
July 31, 2019
Share Class | Ticker	Institutional | POIXX	Service | PRSXX	Capital | POPXX

Federated Institutional Prime Obligations Fund

A Portfolio of Money Market Obligations Trust
IMPORTANT NOTICE REGARDING REPORT DELIVERY
Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund's shareholder reports like this one will no longer be sent by mail, unless you specifically request paper copies of the reports from the Fund or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.
If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund or your financial intermediary electronically by contacting your financial intermediary (such as a broker-dealer or bank); other shareholders may call the Fund at 1-800-341-7400, Option 4.
You may elect to receive all future reports in paper free of charge. You can inform the Fund or your financial intermediary that you wish to continue receiving paper copies of your shareholder reports by contacting your financial intermediary (such as a broker-dealer or bank); other shareholders may call the Fund at 1-800-341-7400, Option 4. Your election to receive reports in paper will apply to all funds held with the Fund complex or your financial intermediary.
The Fund operates as a “Floating Net Asset Value” Money Market Fund.
The Share Price will fluctuate. It is possible to lose money by investing in the Fund.

Not FDIC Insured ■ May Lose Value ■ No Bank Guarantee

Portfolio of Investments Summary Tables (unaudited)– Federated Institutional Prime Obligations Fund
At July 31, 2019, the Fund's portfolio composition1 was as follows:
Security Type	Percentage of Total Net Assets
Other Repurchase Agreements and Repurchase Agreements	32.0%
Variable Rate Instruments	28.8%
Commercial Paper	22.2%
Bank Instruments	16.1%
Asset-backed Securities	1.0%
Corporate Bond	0.2%
Other Assets and Liabilities—Net[2]	(0.3)%
TOTAL	100.0%
At July 31, 2019, the Fund's effective maturity3 schedule was as follows:
Securities With an Effective Maturity of:	Percentage of Total Net Assets
1-7 Days	52.9%[4]
8-30 Days	17.6%
31-90 Days	18.9%
91-180 Days	8.5%
181 Days or more	2.4%
Other Assets and Liabilities—Net[2]	(0.3)%
TOTAL	100.0%
1	See the Fund's Prospectus and Statement of Additional Information for more complete information regarding these security types.
2	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
3	Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940, which regulates money market mutual funds.
4	Overnight securities comprised 43.9% of the Fund's portfolio.
Annual Shareholder Report
1

Portfolio of Investments– Federated Institutional Prime Obligations Fund
July 31, 2019
Principal Amount			Value
		ASSET-BACKED SECURITIES—1.0%
		Finance - Automotive—0.5%
$44,699,783		Enterprise Fleet Financing 2019-1, LLC, Class A1, 2.700%, 3/23/2020	$44,736,750
5,177,392		Westlake Automobile Receivables Trust 2019-1, Class A1, 2.768%, 2/18/2020	5,178,786
61,938,393		Westlake Automobile Receivables Trust 2019-2, Class A1, 2.526%, 6/15/2020	61,947,318
		TOTAL	111,862,854
		Finance - Equipment—0.5%
98,735,258		CNH Equipment Trust 2019-B, Class A1, 2.565%, 6/12/2020	98,824,998
		TOTAL ASSET-BACKED SECURITIES (IDENTIFIED COST $210,550,826)	210,687,852
		CERTIFICATES OF DEPOSIT—10.3%
		Finance - Banking—10.3%
175,000,000		Bank of Montreal, 2.690%—2.700%, 3/9/2020 - 3/19/2020	175,655,130
150,000,000		MUFG Bank Ltd., 2.600%, 10/31/2019	150,121,164
100,000,000		Mizuho Bank Ltd., 2.320%, 11/26/2019	100,029,052
355,000,000		Mizuho Bank Ltd., 2.350%—2.540%, 8/16/2019 - 10/31/2019	354,486,578
150,000,000		Mizuho Bank Ltd., 2.540%—2.580%, 9/10/2019 - 9/17/2019	149,551,459
85,000,000		Nordea Bank Abp, 2.620%, 9/11/2019	85,000,000
50,000,000		Sumitomo Mitsui Banking Corp., 2.240%, 2/3/2020	49,430,995
563,500,000		Sumitomo Mitsui Trust Bank Ltd., 2.290%—2.330%, 10/11/2019 - 11/15/2019	563,547,272
349,000,000		Toronto Dominion Bank, 2.440%—2.600%, 8/19/2019 - 12/3/2019	349,162,650
185,000,000		Toronto Dominion Bank, 2.660%, 12/2/2019	185,258,624
25,000,000		Wells Fargo Bank International, 2.700%, 9/23/2019	25,000,000
		TOTAL CERTIFICATES OF DEPOSIT (IDENTIFIED COST $2,185,908,541)	2,187,242,924
	[1]	COMMERCIAL PAPER—22.2%
		Aerospace/Auto—0.5%
105,000,000		Daimler Finance NA LLC, (GTD by Daimler AG), 2.416%, 9/26/2019	104,608,000
		Finance - Banking—7.4%
105,178,000		Albion Capital LLC, (MUFG Bank Ltd. LIQ), 2.333%, 9/27/2019	104,791,647
125,000,000		Alpine Securitization LLC, (Credit Suisse AG LIQ), 2.560%, 9/23/2019	125,000,000
145,000,000		Banque et Caisse d'Epargne de L'Etat, 2.568%, 10/4/2019	144,426,645
45,000,000		Bedford Row Funding Corp., (GTD by Royal Bank of Canada), 2.648%—3.060%, 10/11/2019 - 4/6/2020	44,423,748
Annual Shareholder Report
2

Principal Amount			Value
	[1]	COMMERCIAL PAPER—continued
		Finance - Banking—continued
$100,000,000		J.P. Morgan Securities LLC, 2.398%, 12/3/2019	$99,251,736
145,000,000		J.P. Morgan Securities LLC, 2.660%, 10/16/2019	144,308,701
75,975,000		LMA-Americas LLC, (Credit Agricole Corporate and Investment Bank LIQ), 2.304%—2.534%, 8/7/2019 - 10/11/2019	75,715,460
5,300,000		Malayan Banking Berhad, New York—CPLOC, (Wells Fargo Bank, N.A. LOC), 2.644%, 10/7/2019	5,277,255
178,175,000		Manhattan Asset Funding Company LLC, (Sumitomo Mitsui Banking Corp. LIQ), 2.315%—2.416%, 9/4/2019 - 10/4/2019	177,625,418
125,000,000		Matchpoint Finance PLC, (BNP Paribas SA LIQ), 2.257%—2.314%, 9/26/2019 - 11/19/2019	124,230,680
50,000,000		Matchpoint Finance PLC, (BNP Paribas SA LIQ), 2.390%, 10/15/2019	49,752,553
50,000,000		National Australia Bank Ltd., Melbourne, 2.670%, 3/19/2020	49,300,778
100,000,000		Nordea Bank Abp, 2.398%, 12/2/2019	99,256,000
225,000,000		Nordea Bank Abp, 2.589%—2.593%, 9/23/2019 - 10/4/2019	224,125,003
45,000,000		Sumitomo Mitsui Banking Corp., 2.634%, 9/9/2019	44,873,250
30,000,000		Toronto Dominion Bank, 2.319%, 9/5/2019	29,932,625
25,000,000		Westpac Banking Corp. Ltd., Sydney, 3.102%, 11/1/2019	24,847,906
		TOTAL	1,567,139,405
		Finance - Commercial—2.2%
198,000,000		Atlantic Asset Securitization LLC, 2.325%—2.344%, 8/26/2019 - 10/8/2019	197,468,305
25,000,000		CAFCO, LLC, 2.665%, 8/7/2019	24,989,042
75,000,000		CHARTA, LLC, 2.312%, 9/19/2019	74,765,208
78,000,000		CRC Funding, LLC, 2.573%—2.655%, 8/27/2019 - 11/6/2019	77,735,032
100,000,000		Crown Point Capital Co., LLC, (Credit Suisse AG LIQ), 2.285%, 11/1/2019	99,421,850
		TOTAL	474,379,437
		Finance - Retail—5.2%
73,600,000		Barton Capital S.A., 2.456%—2.456%, 8/1/2019	73,600,000
149,000,000		Chariot Funding LLC, 2.720%—2.723%, 3/2/2020 - 3/9/2020	146,887,942
404,500,000		Sheffield Receivables Company LLC, 2.315%—2.646%, 8/1/2019 - 10/10/2019	403,551,730
400,000,000		Starbird Funding Corp., 2.382%—2.614%, 8/9/2019 - 11/6/2019	398,937,150
80,000,000		Thunder Bay Funding, LLC, 2.614%—2.635%, 9/4/2019 - 9/16/2019	79,756,361
		TOTAL	1,102,733,183
		Finance - Securities—2.7%
188,000,000		Anglesea Funding LLC, 2.263%—2.665%, 9/16/2019 - 11/1/2019	187,199,653
114,000,000		Chesham Finance LLC Series III, (Societe Generale, Paris COL), 2.301%, 8/5/2019	113,970,866
Annual Shareholder Report
3

Principal Amount			Value
	[1]	COMMERCIAL PAPER—continued
		Finance - Securities—continued
$94,000,000		Collateralized Commercial Paper Co. LLC, 2.620%—2.682%, 10/7/2019 - 11/5/2019	$93,548,548
50,000,000		Collateralized Commercial Paper FLEX Co., LLC, (J.P. Morgan Securities LLC COL), 2.929%, 8/15/2019	49,944,000
25,000,000		Collateralized Commercial Paper II Co. LLC, (J.P. Morgan Securities LLC COL), 3.231%, 11/25/2019	24,822,550
50,000,000		Great Bridge Capital Co., LLC, (Standard Chartered Bank COL), 2.369%, 9/27/2019	49,813,167
60,000,000		Longship Funding LLC, (Nordea Bank Abp COL), 2.547%, 8/12/2019	59,953,616
		TOTAL	579,252,400
		Food & Beverage—0.3%
60,000,000		Nestle Capital Corp., (GTD by Nestle S.A.), 2.620%, 12/23/2019	59,487,184
		Insurance—0.6%
119,196,000		UnitedHealth Group, Inc., 2.485%—2.505%, 8/1/2019 - 8/14/2019	119,146,744
		Sovereign—3.3%
709,000,000		Kells Funding, LLC, (FMS Wertmanagement AoR LIQ), 2.316%—2.603%, 8/8/2019 - 10/27/2019	707,305,359
		TOTAL COMMERCIAL PAPER (IDENTIFIED COST $4,712,657,660)	4,714,051,712
		CORPORATE BOND—0.2%
		Finance - Banking—0.2%
44,488,000		Westpac Banking Corp. Ltd., Sydney, Sr. Unsecd. Note, 2.150%, 3/6/2020 (IDENTIFIED COST $44,354,929)	44,421,226
	[2]	NOTES - VARIABLE—28.8%
		Aerospace/Auto—0.3%
74,000,000		Toyota Credit Canada, Inc., (Toyota Motor Corp. Support Agreement), 2.534% (1-month USLIBOR +0.170%), 8/8/2019	73,986,451
		Finance - Banking—24.1%
100,000,000		Alpine Securitization LLC, (Credit Suisse AG LIQ), 2.412% (3-month USLIBOR +0.150%), 8/26/2019	100,000,000
50,000,000		Alpine Securitization LLC, (Credit Suisse AG LIQ), 2.472% (1-month USLIBOR +0.200%), 8/20/2019	50,000,000
100,000,000		Alpine Securitization LLC, (Credit Suisse AG LIQ), 2.519% (1-month USLIBOR +0.150%), 8/12/2019	100,000,000
47,000,000		Bank of Montreal, 2.560% (1-month USLIBOR +0.200%), 8/5/2019	47,000,000
70,000,000		Bank of Montreal, 2.562% (1-month USLIBOR +0.160%), 8/1/2019	69,982,586
50,000,000		Bank of Montreal, 2.579% (1-month USLIBOR +0.200%), 8/12/2019	50,000,000
50,000,000		Bank of Montreal, 2.643% (3-month USLIBOR +0.340%), 10/15/2019	50,121,000
100,000,000		Bank of Montreal, 2.769% (1-month USLIBOR +0.400%), 8/12/2019	100,101,407
Annual Shareholder Report
4

Principal Amount			Value
	[2]	NOTES - VARIABLE—continued
		Finance - Banking—continued
$180,000,000		Bank of Nova Scotia, Toronto, 2.401% (1-month USLIBOR +0.160%), 8/28/2019	$179,957,866
149,500,000		Bank of Nova Scotia, Toronto, 2.470% (1-month USLIBOR +0.170%), 8/19/2019	149,469,835
74,500,000		Bank of Nova Scotia, Toronto, 2.660% (Effective Fed Funds +0.270%), 8/1/2019	74,506,123
99,500,000		Bank of Nova Scotia, Toronto, 2.660% (Effective Fed Funds +0.270%), 8/1/2019	99,508,200
200,000,000		Bank of Nova Scotia, Toronto, 2.680% (Effective Fed Funds +0.290%), 8/1/2019	199,999,144
20,000,000		Bedford Row Funding Corp., (GTD by Royal Bank of Canada), 2.456% (1-month USLIBOR +0.190%), 8/26/2019	19,998,618
50,000,000		Bedford Row Funding Corp., (GTD by Royal Bank of Canada), 2.457% (1-month USLIBOR +0.220%), 8/30/2019	50,000,000
30,000,000		Bedford Row Funding Corp., (GTD by Royal Bank of Canada), 2.463% (3-month USLIBOR +0.160%), 10/15/2019	30,016,172
20,000,000		Bedford Row Funding Corp., (GTD by Royal Bank of Canada), 2.492% (1-month USLIBOR +0.230%), 8/26/2019	20,000,000
60,000,000		Bedford Row Funding Corp., (GTD by Royal Bank of Canada), 2.505% (1-month USLIBOR +0.180%), 8/15/2019	59,993,620
50,000,000		Bedford Row Funding Corp., (GTD by Royal Bank of Canada), 2.549% (1-month USLIBOR +0.180%), 8/12/2019	50,001,075
40,000,000		Bedford Row Funding Corp., (GTD by Royal Bank of Canada), 2.579% (1-month USLIBOR +0.200%), 8/12/2019	40,004,945
50,000,000		Bedford Row Funding Corp., (GTD by Royal Bank of Canada), 2.579% (1-month USLIBOR +0.200%), 8/2/2019	49,998,687
35,000,000		Bedford Row Funding Corp., (GTD by Royal Bank of Canada), 2.579% (1-month USLIBOR +0.210%), 8/1/2019	35,002,325
30,000,000		Bedford Row Funding Corp., (GTD by Royal Bank of Canada), 2.589% (1-month USLIBOR +0.220%), 8/12/2019	29,999,658
25,000,000		Bedford Row Funding Corp., (GTD by Royal Bank of Canada), 2.599% (1-month USLIBOR +0.330%), 8/26/2019	25,014,386
110,000,000		Canadian Imperial Bank of Commerce, 2.462% (1-month USLIBOR +0.190%), 8/22/2019	110,000,000
119,500,000		Canadian Imperial Bank of Commerce, 2.531% (3-month USLIBOR +0.220%), 9/27/2019	119,590,836
100,000,000		Canadian Imperial Bank of Commerce, 2.539% (1-month USLIBOR +0.170%), 8/12/2019	100,002,934
100,000,000		Canadian Imperial Bank of Commerce, 2.578% (1-month USLIBOR +0.180%), 8/2/2019	100,014,769
100,000,000		Canadian Imperial Bank of Commerce, 2.582% (1-month USLIBOR +0.180%), 8/1/2019	100,011,941
75,000,000		Canadian Imperial Bank of Commerce, 2.650% (Effective Fed Funds +0.260%), 8/1/2019	74,999,686
Annual Shareholder Report
5

Principal Amount			Value
	[2]	NOTES - VARIABLE—continued
		Finance - Banking—continued
$140,000,000		Canadian Imperial Bank of Commerce, 2.650% (Effective Fed Funds +0.260%), 8/1/2019	$139,999,922
25,000,000		Canadian Imperial Bank of Commerce, 2.650% (Effective Fed Funds +0.260%), 8/1/2019	24,999,998
20,000,000		Canadian Imperial Bank of Commerce, 2.670% (Effective Fed Funds +0.280%), 8/1/2019	20,002,771
40,000,000		Canadian Imperial Bank of Commerce, 2.714% (1-month USLIBOR +0.350%), 8/8/2019	40,038,406
100,000,000		Canadian Imperial Bank of Commerce, 2.788% (1-month USLIBOR +0.400%), 8/5/2019	100,115,995
6,355,000		Centra State Medical Arts Building LLC, (TD Bank, N.A. LOC), 2.500%, 8/7/2019	6,355,000
80,000,000		Commonwealth Bank of Australia, 2.482% (1-month USLIBOR +0.220%), 8/27/2019	80,000,000
125,000,000		Commonwealth Bank of Australia, 2.566% (1-month USLIBOR +0.200%), 8/9/2019	125,000,000
5,370,000		Dynetics, Inc., Series 2010-A, (Branch Banking & Trust Co. LOC), 2.430%, 8/1/2019	5,370,000
3,000,000		Griffin-Spalding County, GA Development Authority, Norcom, Inc. Project 2013A, (Bank of America N.A. LOC), 2.450%, 8/1/2019	3,000,000
7,000,000		Griffin-Spalding County, GA Development Authority, Norcom, Inc. Project, (Bank of America N.A. LOC), 2.450%, 8/1/2019	7,000,000
10,000,000		J.P. Morgan Securities LLC, 2.435% (1-month USLIBOR +0.110%), 8/14/2019	10,000,183
5,375,000		Michael Dennis Sullivan Irrevocable Trust, Series 2015, (Wells Fargo Bank, N.A. LOC), 2.440%, 8/1/2019	5,375,000
9,780,000		Mike P. Sturdivant, Sr. Family Trust, Series 2016, (Wells Fargo Bank, N.A. LOC), 2.440%, 8/1/2019	9,780,000
100,000,000		National Australia Bank Ltd., Melbourne, 2.418% (3-month USLIBOR +0.100%), 9/30/2019	99,986,267
125,000,000		National Australia Bank Ltd., Melbourne, 2.432% (1-month USLIBOR +0.160%), 8/20/2019	124,981,187
60,000,000		National Australia Bank Ltd., Melbourne, 2.446% (1-month USLIBOR +0.180%), 8/27/2019	59,995,854
46,000,000		Pepper I-Prime 2018-2 Trust, Class A1U1, (GTD by National Australia Bank Ltd., Melbourne), 2.761% (1-month USLIBOR +0.350%), 8/13/2019	46,023,948
40,000,000		Pepper I-Prime 2019-1 Trust, Class A1U1, (GTD by National Australia Bank Ltd., Melbourne), 2.751% (1-month USLIBOR +0.350%), 8/14/2020	40,056,948
30,500,000		Pepper Residential Securities Trust No. 19, Class A1U2, (GTD by National Australia Bank Ltd., Melbourne), 2.763% (1-month USLIBOR +0.350%), 8/12/2019	30,512,142
Annual Shareholder Report
6

Principal Amount			Value
	[2]	NOTES - VARIABLE—continued
		Finance - Banking—continued
$4,960,000		Public Building Corp. Springfield, MO, Jordan Valley Ice Park, Series 2003, (U.S. Bank, N.A. LOC), 2.270%, 8/1/2019	$4,960,000
49,500,000		Royal Bank of Canada, 2.462% (3-month USLIBOR +0.140%), 10/16/2019	49,524,605
20,000,000		Royal Bank of Canada, 2.520% (1-month USLIBOR +0.160%), 8/5/2019	19,998,473
25,000,000		Royal Bank of Canada, 2.525% (1-month USLIBOR +0.200%), 8/15/2019	25,000,000
50,000,000		Royal Bank of Canada, 2.542% (3-month USLIBOR +0.210%), 10/3/2019	50,037,492
25,000,000		Royal Bank of Canada, 2.597% (1-month USLIBOR +0.360%), 8/30/2019	25,018,968
48,600,000		Royal Bank of Canada, 2.630% (Effective Fed Funds +0.260%), 9/10/2019	48,599,747
50,000,000		Royal Bank of Canada, 2.650% (Effective Fed Funds +0.260%), 8/1/2019	49,999,713
50,000,000		Royal Bank of Canada, 2.650% (Effective Fed Funds +0.260%), 8/1/2019	49,999,704
50,000,000		Royal Bank of Canada, 2.660% (Effective Fed Funds +0.270%), 8/1/2019	50,007,489
100,000,000		Royal Bank of Canada, 2.670% (Effective Fed Funds +0.280%), 8/1/2019	100,019,997
20,000,000		Royal Bank of Canada, 2.670% (Effective Fed Funds +0.280%), 8/1/2019	20,004,386
40,000,000		Royal Bank of Canada, 2.710% (Effective Fed Funds +0.310%), 8/1/2019	40,000,444
15,000,000		SSAB AB (publ), Series 2014-B, (Credit Agricole Corporate and Investment Bank LOC), 2.430%, 8/1/2019	15,000,000
20,000,000		SSAB AB (publ), Series 2015-B, (Nordea Bank Abp LOC), 2.430%, 8/1/2019	20,000,000
750,000		St. Andrew United Methodist Church, Series 2004, (Wells Fargo Bank, N.A. LOC), 2.400%, 8/1/2019	750,000
100,000,000		Sumitomo Mitsui Banking Corp., 2.470% (1-month USLIBOR +0.110%), 8/5/2019	100,003,236
25,000,000		Sumitomo Mitsui Banking Corp., 2.488% (1-month USLIBOR +0.100%), 8/5/2019	25,000,192
200,000,000		Sumitomo Mitsui Banking Corp., 2.497% (1-month USLIBOR +0.130%), 8/9/2019	199,976,744
100,000,000		Sumitomo Mitsui Trust Bank Ltd., 2.470% (1-month USLIBOR +0.110%), 8/5/2019	100,003,236
50,000,000		Toronto Dominion Bank, 2.469% (1-month USLIBOR +0.200%), 8/27/2019	49,999,970
25,000,000		Toronto Dominion Bank, 2.498% (1-month USLIBOR +0.200%), 8/19/2019	24,999,986
Annual Shareholder Report
7

Principal Amount			Value
	[2]	NOTES - VARIABLE—continued
		Finance - Banking—continued
$25,000,000		Toronto Dominion Bank, 2.611% (1-month USLIBOR +0.370%), 8/27/2019	$25,019,649
75,000,000		Toronto Dominion Bank, 2.660% (Effective Fed Funds +0.270%), 8/1/2019	74,999,628
100,000,000		Toronto Dominion Bank, 2.670% (Effective Fed Funds +0.280%), 8/1/2019	99,999,555
40,000,000		Toronto Dominion Bank, 2.675% (1-month USLIBOR +0.350%), 8/13/2019	40,028,620
35,000,000		Toronto Dominion Bank, 2.710% (Effective Fed Funds +0.320%), 8/1/2019	34,999,899
50,000,000		Toronto Dominion Bank, 2.710% (Effective Fed Funds +0.320%), 8/1/2019	49,999,838
100,000,000		Westpac Banking Corp. Ltd., Sydney, 2.500% (3-month USLIBOR +0.180%), 10/2/2019	100,066,169
75,000,000		Westpac Banking Corp. Ltd., Sydney, 2.556% (1-month USLIBOR +0.190%), 8/9/2019	75,000,000
150,000,000		Westpac Banking Corp. Ltd., Sydney, 2.670% (Effective Fed Funds +0.280%), 8/1/2019	150,041,671
127,200,000		Westpac Banking Corp. Ltd., Sydney, 2.690% (Effective Fed Funds +0.300%), 8/1/2019	127,252,924
6,485,000		Yeshivas Novominsk, Series 2008, (TD Bank, N.A. LOC), 2.370%, 8/1/2019	6,485,000
		TOTAL	5,116,686,769
		Finance - Commercial—0.7%
50,000,000		Crown Point Capital Co., LLC, (Credit Suisse AG LIQ), 2.525% (1-month USLIBOR +0.200%), 8/14/2019	50,000,000
99,500,000		Crown Point Capital Co., LLC, (Credit Suisse AG LIQ), 2.564% (1-month USLIBOR +0.200%), 8/6/2019	99,500,000
		TOTAL	149,500,000
		Finance - Retail—1.1%
25,000,000		Chariot Funding LLC, 2.479% (1-month USLIBOR +0.210%), 8/26/2019	25,010,892
25,000,000		Chariot Funding LLC, 2.592% (1-month USLIBOR +0.190%), 8/1/2019	25,002,644
50,000,000		Old Line Funding, LLC, 2.710% (Effective Fed Funds +0.320%), 8/1/2020	49,999,997
60,000,000		Old Line Funding, LLC, 2.738% (1-month USLIBOR +0.350%), 8/5/2019	60,000,000
67,500,000		Thunder Bay Funding, LLC, 2.710% (Effective Fed Funds +0.320%), 8/1/2020	67,499,996
		TOTAL	227,513,529
Annual Shareholder Report
8

Principal Amount			Value
	[2]	NOTES - VARIABLE—continued
		Finance - Securities—1.8%
$42,000,000		Anglesea Funding LLC, (Citigroup Global Markets, Inc. COL)/(HSBC Bank PLC COL)/(J.P. Morgan Securities LLC COL)/(Societe Generale, Paris COL), 2.461% (1-month USLIBOR +0.220%), 8/28/2019	$42,000,000
95,000,000		Anglesea Funding LLC, (Citigroup Global Markets, Inc. COL)/(HSBC Bank PLC COL)/(J.P. Morgan Securities LLC COL)/(Societe Generale, Paris COL), 2.587% (1-month USLIBOR +0.220%), 8/9/2019	95,000,000
25,000,000		Anglesea Funding LLC, (Citigroup Global Markets, Inc. COL)/(HSBC Bank PLC COL)/(J.P. Morgan Securities LLC COL)/(Societe Generale, Paris COL), 2.608% (1-month USLIBOR +0.220%), 8/5/2019	25,000,000
50,000,000		Anglesea Funding LLC, (Citigroup Global Markets, Inc. COL)/(HSBC Bank PLC COL)/(J.P. Morgan Securities LLC COL)/(Societe Generale, Paris COL), 2.622% (1-month USLIBOR +0.220%), 8/1/2019	50,000,000
8,000,000		Collateralized Commercial Paper Co. LLC, (J.P. Morgan Securities LLC COL), 2.522% (1-month USLIBOR +0.120%), 8/6/2019	7,999,678
49,500,000		Collateralized Commercial Paper FLEX Co., LLC, (J.P. Morgan Securities LLC COL), 2.381% (1-month USLIBOR +0.120%), 8/23/2019	49,498,003
50,000,000		Collateralized Commercial Paper FLEX Co., LLC, (J.P. Morgan Securities LLC COL), 2.522% (1-month USLIBOR +0.120%), 8/2/2019	49,995,611
20,000,000		Collateralized Commercial Paper FLEX Co., LLC, (J.P. Morgan Securities LLC COL), 2.532% (1-month USLIBOR +0.130%), 8/6/2019	19,999,019
40,000,000		Glencove Funding LLC, (JPMorgan Chase Bank, N.A. COL), 2.568% (1-month USLIBOR +0.180%), 8/5/2019	40,000,000
		TOTAL	379,492,311
		Government Agency—0.8%
9,015,000		Austen Children's Gift Trust, (FHLB of Dallas LOC), 2.430%, 8/1/2019	9,015,000
5,445,000		Design Center LLC, (FHLB of Pittsburgh LOC), 2.430%, 8/1/2019	5,445,000
23,900,000		Fiddyment Ranch Apartments LP, Series 2017-A Fiddyment Ranch Apartments, (FHLB of San Francisco LOC), 2.440%, 8/1/2019	23,900,000
23,900,000		Fiddyment Ranch Apartments LP, Series 2017-B Fiddyment Ranch Apartments, (FHLB of San Francisco LOC), 2.440%, 8/1/2019	23,900,000
16,700,000		Greene County Development Authority, Reynolds Lodge, LLC Series 2000B, 2.300%, 8/7/2019	16,700,000
32,000,000		HW Hellman Building, L.P., HW Hellman Building Apartments Project Series 2015-A, (FHLB of San Francisco LOC), 2.440%, 8/1/2019	32,000,000
16,000,000		HW Hellman Building, L.P., HW Hellman Building Apartments Project Series 2015-B, (FHLB of San Francisco LOC), 2.440%, 8/1/2019	16,000,000
5,845,000		Herman & Kittle Capital, LLC, Canterbury House Apartments-Lebanon Project Series 2005, (FHLB of Cincinnati LOC), 2.430%, 8/1/2019	5,845,000
4,655,000		Jefferson at Stadium Park—Phase B Owner LLC, Jefferson at Stadium Park Apartments, (FHLB of San Francisco LOC), 2.440%, 8/1/2019	4,655,000
6,200,000		Mohr Green Associates L.P., 2012-A, (FHLB of San Francisco LOC), 2.440%, 8/1/2019	6,200,000
19,640,000		OSL Santa Rosa Fountaingrove LLC, (FHLB of San Francisco LOC), 2.440%, 8/1/2019	19,640,000
Annual Shareholder Report
9

Principal Amount			Value
	[2]	NOTES - VARIABLE—continued
		Government Agency—continued
$5,740,000		The Leopold Family Insurance Trust, (FHLB of Dallas LOC), 2.430%, 8/1/2019	$5,740,000
5,975,000		The Thompson 2018 Family Trust, (FHLB of Dallas LOC), 2.420%, 8/1/2019	5,975,000
		TOTAL	175,015,000
		TOTAL NOTES - VARIABLE (IDENTIFIED COST $6,121,553,677)	6,122,194,060
		TIME DEPOSITS—5.8%
		Finance - Banking—5.8%
279,000,000		ABN Amro Bank NV, 2.290%, 8/5/2019	279,000,000
950,000,000		Credit Agricole Corporate and Investment Bank, 2.340%, 8/1/2019	950,000,000
		TOTAL TIME DEPOSITS (IDENTIFIED COST $1,229,000,000)	1,229,000,000
		OTHER REPURCHASE AGREEMENTS—9.2%
		Finance - Banking—9.2%
50,000,000		BMO Capital Markets Corp., 2.470%, dated 7/31/2019, interest in a $140,000,000 collateralized loan agreement will repurchase securities provided as collateral for $140,009,606 on 8/1/2019, in which asset-backed securities, corporate bonds and medium term notes with a market value of $142,809,798 have been received as collateral and held with BNY Mellon as tri-party agent.	50,000,000
25,000,000		BMO Capital Markets Corp., 2.520%, dated 7/31/2019, interest in a $50,000,000 collateralized loan agreement will repurchase securities provided as collateral for $50,003,500 on 8/1/2019, in which asset-backed securities, collateralized mortgage obligations and corporate bonds with a market value of $51,003,694 have been received as collateral and held with BNY Mellon as tri-party agent.	25,000,000
64,000,000		BNP Paribas SA, 2.500%, dated 7/31/2019, interest in a $175,000,000 collateralized loan agreement will repurchase securities provided as collateral for $175,012,153 on 8/1/2019, in which collateralized mortgage obligations and corporate bonds with a market value of $178,512,396 have been received as collateral and held with BNY Mellon as tri-party agent.	64,000,000
25,000,000		Citigroup Global Markets, Inc., 2.665%, dated 2/1/2019, interest in a $75,000,000 collateralized loan agreement will repurchase securities provided as collateral for $76,005,165 on 8/1/2019, in which medium-term notes and sovereign with a market value of $76,697,598 have been received as collateral and held with BNY Mellon as tri-party agent.	25,000,000
95,000,000		Citigroup Global Markets, Inc., 2.715%, dated 2/1/2019, interest in a $145,000,000 collateralized loan agreement will repurchase securities provided as collateral for $146,979,770 on 8/1/2019, in which asset-backed securities, collateralized mortgage obligations and medium-term notes with a market value of $148,288,390 have been received as collateral and held with BNY Mellon as tri-party agent.	95,000,000
Annual Shareholder Report
10

Principal Amount		Value
	OTHER REPURCHASE AGREEMENTS—continued
	Finance - Banking—continued
$48,400,000	Citigroup Global Markets, Inc., 2.870%, dated 7/31/2019, interest in a $50,000,000 collateralized loan agreement will repurchase securities provided as collateral for $50,003,986 on 8/1/2019, in which asset-backed securities and collateralized mortgage obligations with a market value of $51,094,684 have been received as collateral and held with BNY Mellon as tri-party agent.	$48,400,000
125,000,000	HSBC Securities (USA), Inc., 2.470%, dated 7/31/2019, interest in a $125,000,000 collateralized loan agreement will repurchase securities provided as collateral for $125,008,576 on 8/1/2019, in which corporate bonds, medium-term notes and sovereign with a market value of $127,500,000 have been received as collateral and held with BNY Mellon as tri-party agent.	125,000,000
79,749,000	HSBC Securities (USA), Inc., 2.570%, dated 7/31/2019, interest in a $175,000,000 collateralized loan agreement will repurchase securities provided as collateral for $175,012,493 on 8/1/2019, in which corporate bonds with a market value of $178,500,000 have been received as collateral and held with BNY Mellon as tri-party agent.	79,749,000
50,000,000	ING Financial Markets LLC, 2.600%, dated 7/1/2019, interest in a $100,000,000 collateralized loan agreement will repurchase securities provided as collateral for $100,223,889 on 8/1/2019, in which corporate bonds with a market value of $102,228,367 have been received as collateral and held with BNY Mellon as tri-party agent.	50,000,000
50,000,000	J.P. Morgan Securities LLC, 2.760%, dated 6/17/2019, interest in a $100,000,000 collateralized loan agreement will repurchase securities provided as collateral for $101,403,127 on 9/17/2019, in which asset-backed securities and collateralized mortgage obligations with a market value of $102,000,000 have been received as collateral and held with BNY Mellon as tri-party agent.	50,000,000
100,000,000	MUFG Securities Americas, Inc., 2.490%, dated 7/31/2019, interest in a $250,000,000 collateralized loan agreement will repurchase securities provided as collateral for $250,017,292 on 8/1/2019, in which municipal bonds with a market value of $255,017,638 have been received as collateral and held with BNY Mellon as tri-party agent.	100,000,000
80,000,000	MUFG Securities Americas, Inc., 2.570%, dated 7/31/2019, interest in a $200,000,000 collateralized loan agreement will repurchase securities provided as collateral for $200,014,278 on 8/1/2019, in which American depositary receipts, common stocks, convertible bonds, corporate bonds, exchange traded funds and unit investment trust with a market value of $204,014,564 have been received as collateral and held with BNY Mellon as tri-party agent.	80,000,000
50,000,000	Mizuho Securities USA, Inc., 2.630%, dated 7/23/2019, interest in a $50,000,000 collateralized loan agreement will repurchase securities provided as collateral for $50,051,139 on 8/6/2019, in which exchange traded funds with a market value of $51,033,553 have been received as collateral and held with BNY Mellon as tri-party agent.	50,000,000
Annual Shareholder Report
11

Principal Amount		Value
	OTHER REPURCHASE AGREEMENTS—continued
	Finance - Banking—continued
$50,000,000	Mizuho Securities USA, Inc., 2.660%, dated 3/14/2018, interest in a $160,000,000 collateralized loan agreement will repurchase securities provided as collateral for $160,761,822 on 9/9/2019, in which exchange traded with a market value of $163,480,251 have been received as collateral and held with BNY Mellon as tri-party agent.	$50,000,000
215,000,000	Societe Generale, Paris, 2.480%, dated 7/31/2019, interest in a $650,000,000 collateralized loan agreement will repurchase securities provided as collateral for $650,044,778 on 8/1/2019, in which corporate bonds, medium-term notes and sovereign with a market value of $663,045,674 have been received as collateral and held with BNY Mellon as tri-party agent.	215,000,000
201,200,000	Societe Generale, Paris, 2.550%, dated 7/31/2019, interest in a $450,000,000 collateralized loan agreement will repurchase securities provided as collateral for $450,031,875 on 8/1/2019, in which corporate bonds, medium-term notes and sovereign with a market value of $459,032,513 have been received as collateral and held with BNY Mellon as tri-party agent.	201,200,000
100,000,000	Wells Fargo Securities LLC, 2.400%, dated 7/31/2019, interest in a $100,000,000 collateralized loan agreement will repurchase securities provided as collateral for $100,046,667 on 8/7/2019, in which commercial paper with a market value of $102,006,801 have been received as collateral and held with BNY Mellon as tri-party agent.	100,000,000
100,000,000	Wells Fargo Securities LLC, 2.470%, dated 7/31/2019, interest in a $200,000,000 collateralized loan agreement will repurchase securities provided as collateral for $200,013,722 on 8/1/2019, in which commercial paper and medium-term notes with a market value of $204,013,998 have been received as collateral and held with BNY Mellon as tri-party agent.	100,000,000
100,000,000	Wells Fargo Securities LLC, 2.520%, dated 7/30/2019, interest in a $100,000,000 collateralized loan agreement will repurchase securities provided as collateral for $100,049,000 on 8/6/2019, in which medium-term notes and sovereign with a market value of $102,015,081 have been received as collateral and held with BNY Mellon as tri-party agent.	100,000,000
175,000,000	Wells Fargo Securities LLC, 2.530%, dated 7/25/2019, interest in a $175,000,000 collateralized loan agreement will repurchase securities provided as collateral for $175,086,090 on 8/1/2019, in which commercial paper with a market value of $178,587,812 have been received as collateral and held with BNY Mellon as tri-party agent.	175,000,000
80,000,000	Wells Fargo Securities LLC, 2.680%, dated 7/22/2019, interest in a $80,000,000 collateralized loan agreement will repurchase securities provided as collateral for $80,524,089 on 10/18/2019, in which collateralized mortgage obligations with a market value of $81,660,747 have been received as collateral and held with BNY Mellon as tri-party agent.	80,000,000
Annual Shareholder Report
12

Principal Amount		Value
	OTHER REPURCHASE AGREEMENTS—continued
	Finance - Banking—continued
$100,000,000	Wells Fargo Securities LLC, 3.130%, dated 4/18/2019, interest in a $100,000,000 collateralized loan agreement will repurchase securities provided as collateral for $101,565,000 on 10/15/2019, in which asset-backed securities with a market value of $102,931,176 have been received as collateral and held with BNY Mellon as tri-party agent.	$100,000,000
	TOTAL OTHER REPURCHASE AGREEMENTS (IDENTIFIED COST $1,963,349,000)	1,963,349,000
	REPURCHASE AGREEMENTS—22.8%
	Finance - Banking—22.8%
500,000,000	Interest in $1,500,000,000 joint repurchase agreement 2.550%, dated 7/31/2019 under which Bank of Nova Scotia will repurchase securities provided as collateral for $1,500,106,250 on 8/1/2019. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency and U.S. Treasury securities with various maturities to 8/1/2049 and the market value of those underlying securities was $1,530,108,473.	500,000,000
500,000,000	Interest in $1,250,000,000 joint repurchase agreement 2.560%, dated 7/31/2019 under which Mitsubishi UFJ Securities (USA), Inc. will repurchase securities provided as collateral for $1,250,088,889 on 8/1/2019. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities with various maturities to 6/1/2056 and the market value of those underlying securities was $1,286,601,053.	500,000,000
1,000,000,000	Interest in $3,000,000,000 joint repurchase agreement 2.560%, dated 7/31/2019 under which Nomura Securities International, Inc. will repurchase securities provided as collateral for $3,000,213,333 on 8/1/2019. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency and U.S. Treasury securities with various maturities to 3/20/2069 and the market value of those underlying securities was $3,060,198,846.	1,000,000,000
500,000,000	Interest in $500,000,000 joint repurchase agreement 2.550%, dated 7/31/2019 under which RBC Dominion Securities, Inc. will repurchase securities provided as collateral for $500,035,417 on 8/1/2019. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities with various maturities to 5/20/2049 and the market value of those underlying securities was $510,674,041.	500,000,000
351,000,000	Interest in $3,000,000,000 joint repurchase agreement 2.560%, dated 7/31/2019 under which Sumitomo Mitsui Banking Corp will repurchase securities provided as collateral for $3,000,213,333 on 8/1/2019. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities with various maturities to 12/1/2048 and the market value of those underlying securities was $3,060,217,600.	351,000,000
Annual Shareholder Report
13

Principal Amount		Value
	REPURCHASE AGREEMENTS—continued
	Finance - Banking—continued
$245,100,000	Interest in $250,000,000 joint repurchase agreement 2.560%, dated 7/31/2019 under which Wells Fargo Securities LLC will repurchase securities provided as collateral for $250,017,778 on 8/1/2019. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities with various maturities to 11/25/2051 and the market value of those underlying securities was $255,140,971.	$245,100,000
1,750,000,000	Interest in $4,605,000,000 joint repurchase agreement 2.560%, dated 7/31/2019 under which Wells Fargo Securities LLC will repurchase securities provided as collateral for $4,605,327,467 on 8/1/2019. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities with various maturities to 8/1/2049 and the market value of those underlying securities was $4,697,469,652.	1,750,000,000
	TOTAL REPURCHASE AGREEMENTS (IDENTIFIED COST $4,846,100,000)	4,846,100,000
	TOTAL INVESTMENT IN SECURITIES—100.3% (IDENTIFIED COST $21,313,474,633)[3]	21,317,046,774
	OTHER ASSETS AND LIABILITIES - NET—(0.3)%[4]	(61,918,564)
	TOTAL NET ASSETS—100%	$21,255,128,210
1	Discount rate at time of purchase for discount issues, or the coupon for interest-bearing issues.
2	Floating/variable note with current rate and current maturity or next reset date shown. Certain variable rate securities are not based on a published reference rate and spread, but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.
3	Also represents cost for federal tax purposes.
4	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Note: The categories of investments are shown as a percentage of total net assets at July 31, 2019.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
As of July 31, 2019, all investments of the Fund utilized Level 2 inputs in valuing the Fund's assets carried at fair value.
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14

The following acronyms are used throughout this portfolio:
COL	—Collateralized
FHLB	—Federal Home Loan Bank
GTD	—Guaranteed
LIBOR	—London Interbank Offered Rate
LIQ	—Liquidity Agreement
LOC	—Letter of Credit
See Notes which are an integral part of the Financial Statements
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15

Financial Highlights–Institutional Shares–
Federated Institutional Prime Obligations Fund
(For a Share Outstanding Throughout Each Period)
Year Ended July 31	2019	2018	2017	2016	2015
Net Asset Value, Beginning of Period	$1.0003	$1.0003	$1.0000	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.0239	0.0156	0.0063	0.003	0.000[1]
Net realized and unrealized gain	0.0001	0.0000[2]	0.0011	0.001	0.000[1]
TOTAL FROM INVESTMENT OPERATIONS	0.0240	0.0156	0.0074	0.004	0.000[1]
Less Distributions:
Distributions from net investment income	(0.0239)	(0.0156)	(0.0063)	(0.003)	(0.000)[1]
Distributions from paid in surplus	—	—	(0.0008)	(0.001)	—
TOTAL DISTRIBUTIONS	(0.0239)	(0.0156)	(0.0071)	(0.004)	(0.000)[1]
Net Asset Value, End of Period	$1.0004	$1.0003	$1.0003	$1.00	$1.00
Total Return[3]	2.43%	1.57%	0.66%	0.26%	0.04%
Ratios to Average Net Assets:
Net expenses	0.15%	0.17%	0.20%	0.21%	0.20%
Net investment income	2.41%	1.62%	0.40%	0.26%	0.04%
Expense waiver/reimbursement[4]	0.13%	0.12%	0.10%	0.08%	0.08%
Supplemental Data:
Net assets, end of period (000 omitted)	$21,146,776	$10,941,508	$787,309	$21,921,916	$30,806,315
1	Represents less than $0.001.
2	Represents less than $0.0001.
3	Based on net asset value.
4	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
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16

Financial Highlights–Service Shares–
Federated Institutional Prime Obligations Fund
(For a Share Outstanding Throughout Each Period)
Year Ended July 31	2019	2018	2017	2016	2015
Net Asset Value, Beginning of Period	$1.0002	$1.0003	$1.0000	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.0218	0.0134	0.0040	0.001	0.000[1]
Net realized and unrealized gain	0.0002	0.0000[2]	0.0012	0.001	0.000[1]
TOTAL FROM INVESTMENT OPERATIONS	0.0220	0.0134	0.0052	0.002	0.000[1]
Less Distributions:
Distributions from net investment income	(0.0218)	(0.0135)	(0.0040)	(0.001)	(0.000)[1]
Distributions from paid in surplus	—	—	(0.0009)	(0.001)	—
TOTAL DISTRIBUTIONS	(0.0218)	(0.0135)	(0.0049)	(0.002)	(0.000)[1]
Net Asset Value, End of Period	$1.0004	$1.0002	$1.0003	$1.00	$1.00
Total Return[3]	2.22%	1.35%	0.43%	0.07%	0.01%
Ratios to Average Net Assets:
Net expenses	0.37%	0.39%	0.45%	0.39%	0.24%
Net investment income	2.21%	1.33%	0.13%	0.07%	0.01%
Expense waiver/reimbursement[4]	0.13%	0.12%	0.10%	0.15%	0.30%
Supplemental Data:
Net assets, end of period (000 omitted)	$93,979	$47,817	$37,873	$1,841,641	$2,881,460
1	Represents less than $0.001.
2	Represents less than $0.0001.
3	Based on net asset value.
4	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
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17

Financial Highlights–Capital Shares–
Federated Institutional Prime Obligations Fund
(For a Share Outstanding Throughout Each Period)
Year Ended July 31	2019	2018	2017	2016	2015
Net Asset Value, Beginning of Period	$1.0002	$1.0002	$1.0000	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.0234	0.0151	0.0058	0.002	0.000[1]
Net realized and unrealized gain	0.0002	0.0000[2]	0.0010	0.001	0.000[1]
TOTAL FROM INVESTMENT OPERATIONS	0.0236	0.0151	0.0068	0.003	0.000[1]
Less Distributions:
Distributions from net investment income	(0.0234)	(0.0151)	(0.0058)	(0.002)	(0.000)[1]
Distributions from paid in surplus	—	—	(0.0008)	(0.001)	—
TOTAL DISTRIBUTIONS	(0.0234)	(0.0151)	(0.0066)	(0.003)	(0.000)[1]
Net Asset Value, End of Period	$1.0004	$1.0002	$1.0002	$1.00	$1.00
Total Return[3]	2.39%	1.52%	0.60%	0.21%	0.01%
Ratios to Average Net Assets:
Net expenses	0.20%	0.23%	0.25%	0.26%	0.23%
Net investment income	2.31%	1.52%	0.34%	0.22%	0.01%
Expense waiver/reimbursement[4]	0.13%	0.12%	0.10%	0.08%	0.10%
Supplemental Data:
Net assets, end of period (000 omitted)	$14,374	$25,206	$14,549	$526,605	$637,721
1	Represents less than $0.001.
2	Represents less than $0.0001.
3	Based on net asset value.
4	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
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18

Statement of Assets and Liabilities–
Federated Institutional Prime Obligations Fund
July 31, 2019
Assets:
Investment in other repurchase agreements and repurchase agreements	$6,809,449,000
Investment in securities	14,507,597,774
Total investment in securities, at value (identified cost $21,313,474,633)		$21,317,046,774
Income receivable		24,022,342
TOTAL ASSETS		21,341,069,116
Liabilities:
Payable for investments purchased	49,430,994
Bank overdraft	65,507
Income distribution payable	36,015,218
Payable for investment adviser fee (Note 5)	39,526
Payable for administrative fee (Note 5)	46,104
Payable for Directors'/Trustees' fees (Note 5)	169
Accrued expenses (Note 5)	343,388
TOTAL LIABILITIES		85,940,906
Net assets for 21,246,747,083 shares outstanding		$21,255,128,210
Net Assets Consist of:
Paid-in capital		$21,251,501,232
Total distributable earnings		3,626,978
TOTAL NET ASSETS		$21,255,128,210
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
Institutional Shares:
$21,146,775,552 ÷ 21,138,433,669 shares outstanding, no par value, unlimited shares authorized		$1.0004
Service Shares:
$93,978,522 ÷ 93,945,115 shares outstanding, no par value, unlimited shares authorized		$1.0004
Capital Shares:
$14,374,136 ÷ 14,368,299 shares outstanding, no par value, unlimited shares authorized		$1.0004
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
19

Statement of Operations–
Federated Institutional Prime Obligations Fund
Year Ended July 31, 2019
Investment Income:
Interest		$396,650,935
Expenses:
Investment adviser fee (Note 5)	$30,955,679
Administrative fee (Note 5)	12,338,977
Custodian fees	526,510
Transfer agent fee	270,043
Directors'/Trustees' fees (Note 5)	94,361
Auditing fees	25,110
Legal fees	11,889
Portfolio accounting fees	274,905
Distribution services fee (Note 5)	1,311
Other service fees (Notes 2 and 5)	154,928
Share registration costs	95,559
Printing and postage	23,119
Miscellaneous (Note 5)	79,685
TOTAL EXPENSES	44,852,076
Waiver of investment adviser fee (Note 5)	(20,720,663)
Net expenses		24,131,413
Net investment income		372,519,522
Realized and Unrealized Gain (Loss) on Investments:
Net realized gain on investments		55,250
Net change in unrealized appreciation of investments		2,163,260
Net realized and unrealized gain on investments		2,218,510
Change in net assets resulting from operations		$374,738,032
See Notes which are an integral part of the Financial Statements
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20

Statement of Changes in Net Assets–
Federated Institutional Prime Obligations Fund
Year Ended July 31	2019	2018
Increase (Decrease) in Net Assets
Operations:
Net investment income	$372,519,522	$127,502,255
Net realized gain	55,250	17,644
Net change in unrealized appreciation/depreciation	2,163,260	1,249,409
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	374,738,032	128,769,308
Distributions to Shareholders (Note 2):
Automated Shares[1]	(2)	(0)[2]
Institutional Shares	(370,570,446)	(126,629,392)
Service Shares	(1,436,015)	(514,907)
Capital Shares	(528,383)	(345,817)
Trust Shares[3]	(9,911)	(6,679)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(372,544,757)	(127,496,795)
Share Transactions:
Proceeds from sale of shares	49,590,631,644	30,514,393,575
Net asset value of shares issued to shareholders in payment of distributions declared	78,813,357	21,060,720
Cost of shares redeemed	(39,431,593,349)	(20,362,585,713)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	10,237,851,652	10,172,868,582
Change in net assets	10,240,044,927	10,174,141,095
Net Assets:
Beginning of period	11,015,083,283	840,942,188
End of period	$21,255,128,210	$11,015,083,283
1	On May 17, 2019, Automated Shares were liquidated.
2	Represents less than $1.
3	On July 30, 2019, Trust Shares were liquidated.
See Notes which are an integral part of the Financial Statements
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21

Notes to Financial Statements–
Federated Institutional Prime Obligations Fund
July 31, 2019
1. ORGANIZATION
Money Market Obligations Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of 20 portfolios. The financial statements included herein are only those of Federated Institutional Prime Obligations Fund (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers three classes of shares: Institutional Shares, Service Shares and Capital Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The investment objective of the Fund is to provide current income consistent with stability of principal.
The Fund operates as an institutional money market fund. As an institutional money market fund, the Fund: (1) will not be limited to institutional investors, but will continue to be available to retail investors; (2) will utilize current market-based prices (except as otherwise generally permitted to value individual portfolio securities with remaining maturities of 60 days or less at amortized cost in accordance with Securities and Exchange Commission (SEC) rules and guidance) to value its portfolio securities and transact at a floating net asset value (NAV) that uses four decimal-place precision ($1.0000); and (3) has adopted policies and procedures to impose liquidity fees on redemptions and/or temporary redemption gates in the event that the Fund's weekly liquid assets were to fall below a designated threshold, if the Fund's Board of Trustees (the “Trustees”) determine such liquidity fees or redemption gates are in the best interest of the Fund.
On May 17, 2019, the Automated Shares were liquidated.
On July 30, 2019, the Trust Shares were liquidated.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
In calculating its NAV, the Fund generally values investments as follows:
■	Fixed-income securities with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	Fixed-income securities with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium), unless the issuer's creditworthiness is impaired or other factors indicate that amortized cost is not an accurate estimate of the investment's fair value, in which case it would be valued in the same manner as a longer-term security. The Fund may only use this method to value a portfolio security when it can reasonably conclude, at each time it makes a valuation determination, that the amortized cost price of the portfolio security is approximately the same as the fair value of the security as determined without the use of amortized cost valuation.
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■	Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, or if information furnished by a pricing service, in the opinion of the valuation committee (“Valuation Committee”), is deemed not representative of the fair value of each security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share.
Fair Valuation Procedures
The Trustees have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated Investment Management Company (the “Adviser”) and certain of the Adviser's affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The
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Fund normally uses mid evaluations for any other types of fixed-income securities and any over-the-counter derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
Repurchase Agreements
The Fund may invest in repurchase agreements for short-term liquidity purposes. It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.
The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.
The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund's Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.
Repurchase agreements are subject to Master Netting Agreements which are agreements between the Fund and its counterparties that provide for the net settlement of all transactions and collateral with the Fund, through a single payment, in the event of default or termination. Amounts presented on the Portfolio of Investments and Statement of Assets and Liabilities are not net settlement amounts but gross. As indicated above, the cash or securities to be repurchased, as shown on the Portfolio of Investments, exceeds the repurchase price to be paid under the agreement reducing the net settlement amount to zero.
Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income, if any, are declared daily and paid monthly. Amortization/accretion of premium and discount is included in investment income. Investment income, realized and unrealized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that select classes will bear certain expenses unique to those classes. The detail of the total fund expense waiver of $20,720,663 is disclosed in Note 5.
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Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses. All distributions as indicated on the Statement of Changes in Net Assets for the year ended July 31, 2018, were from net investment income. Undistributed net investment income at July 31, 2018, was $10,106.
Other Service Fees
The Fund may pay other service fees up to 0.25% of the average daily net assets of the Fund's Institutional Shares, Service Shares and Capital Shares, to unaffiliated financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Prior to their liquidation, the Fund's Automated Shares and Trust Shares were also subject to these other service fees. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for other service fees. For the year ended July 31, 2019, other service fees for the Fund were as follows:
Other Service Fees Incurred
Service Shares	$142,154
Capital Shares	11,463
Trust Shares	1,311
TOTAL	$154,928
For the year ended July 31, 2019, the Fund's Institutional Shares did not incur other service fees; however it may begin to incur this fee upon approval of the Trustees.
Federal Taxes
It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the year ended July 31, 2019, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of July 31, 2019, tax years 2016 through 2019 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.
When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
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Restricted Securities
The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer's expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. The Fund's restricted securities, like other securities, are priced in accordance with procedures established by and under the general supervision of the Trustees.
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated. The Fund applies investment company accounting and reporting guidance.
3. SHARES OF BENEFICIAL INTEREST
The following tables summarize share activity:
Year Ended July 31	2019		2018
Automated Shares[1]:	Shares	Amount	Shares	Amount
Shares redeemed	(100)	$(100)	—	$—
NET CHANGE RESULTING FROM AUTOMATED SHARE TRANSACTIONS	(100)	$(100)	—	$—

Year Ended July 31	2019		2018
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	48,952,533,604	$48,966,707,463	30,017,817,920	$30,022,896,392
Shares issued to shareholders in payment of distributions declared	76,894,192	76,916,497	20,225,406	20,228,769
Shares redeemed	(38,829,386,725)	(38,840,532,290)	(19,886,730,995)	(19,890,193,691)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	10,200,041,071	$10,203,091,670	10,151,312,331	$10,152,931,470
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Year Ended July 31	2019		2018
Service Shares:	Shares	Amount	Shares	Amount
Shares sold	230,564,297	$230,622,399	296,798,517	$296,831,367
Shares issued to shareholders in payment of distributions declared	1,401,043	1,401,450	506,019	506,074
Shares redeemed	(185,826,492)	(185,874,390)	(287,360,262)	(287,397,583)
NET CHANGE RESULTING FROM SERVICE SHARE TRANSACTIONS	46,138,848	$46,149,459	9,944,274	$9,939,858

Year Ended July 31	2019		2018
Capital Shares:	Shares	Amount	Shares	Amount
Shares sold	393,206,796	$393,299,582	194,654,557	$194,657,837
Shares issued to shareholders in payment of distributions declared	487,051	487,169	319,865	319,872
Shares redeemed	(404,527,011)	(404,622,855)	(184,319,272)	(184,322,278)
NET CHANGE RESULTING FROM CAPITAL SHARE TRANSACTIONS	(10,833,164)	$(10,836,104)	10,655,150	$10,655,431

Year Ended July 31	2019		2018
Trust Shares[2]:	Shares	Amount	Shares	Amount
Shares sold	2,199	$2,200	7,978	$7,979
Shares issued to shareholders in payment of distributions declared	8,239	8,241	6,005	6,005
Shares redeemed	(563,492)	(563,714)	(671,876)	(672,161)
NET CHANGE RESULTING FROM TRUST SHARE TRANSACTIONS	(553,054)	$(553,273)	(657,893)	$(658,177)
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	10,234,793,601	$10,237,851,652	10,171,253,862	$10,172,868,582
1	On May 17, 2019, Automated Shares were liquidated.
2	On July 30, 2019, Trust Shares were liquidated.
4. FEDERAL TAX INFORMATION
The tax character of distributions as reported on the Statement of Changes in Net Assets for the years ended July 31, 2019 and 2018, was as follows:
	2019	2018
Ordinary income[1]	$372,544,757	$127,496,795
1	For tax purposes, short-term capital gain distributions are considered ordinary income distributions.

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As of July 31, 2019, the components of distributable earnings on a tax-basis were as follows:
Undistributed ordinary income[2]	$54,837
Net unrealized appreciation	$3,572,141
2	For tax purposes, short-term capital gains are considered ordinary income in determining distributable earnings.

At July 31, 2019, the cost of investments for federal tax purposes was $21,313,474,633. The net unrealized appreciation of investments for federal tax purposes was $3,572,141. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $3,764,389 and net unrealized depreciation from investments for those securities having an excess of cost over value of $192,248.
5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.20% of the Fund's average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee. For the year ended July 31, 2019, the Adviser voluntarily waived $20,720,663 of its fee.
Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. For purposes of determining the appropriate rate breakpoint, “Investment Complex” is defined as all of the Federated Funds subject to a fee under the Administrative Services Agreement. The fee paid to FAS is based on the average daily net assets of the Investment Complex as specified below:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.100%	on assets up to $50 billion
0.075%	on assets over $50 billion
Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the year ended July 31, 2019, the annualized fee paid to FAS was 0.080% of average daily net assets of the Fund.
In addition, FAS may charge certain out-of-pocket expenses to the Fund.
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Distribution Services Fee
The Fund had adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund compensated Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's Trust Shares prior to their liquidation, to finance activities intended to result in the sale of those shares. The Plan provided that the Fund may incur distribution expenses at 0.25% of average daily net assets, annually, to compensate FSC. For the year ended July 31, 2019, distribution services fees for the Fund were as follows:
Distribution Services Fees Incurred
Trust Shares	$1,311
When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares.
Other Service Fees
For the year ended July 31, 2019, FSSC received $3,978 of the other service fees disclosed in Note 2.
Expense Limitation
Due to the possibility of changes in market conditions and other factors, there can be no assurance that the level of waivers/reimbursement/reduction of Fund expenses reflected in the financial highlights will be maintained in the future. However, the Adviser and certain of its affiliates (which may include FSC, FAS and FSSC) on their own initiative have agreed to waive certain amounts of their respective fees and/or reimburse expenses. Total annual fund operating expenses (as shown in the financial highlights, excluding interest expense, extraordinary expenses and proxy-related expenses paid by the Fund, if any) paid by the Fund's Institutional Shares, Service Shares and Capital Shares (after the voluntary waivers and/or reimbursements) will not exceed 0.20%, 0.45% and 0.25% (the “Fee Limit”), respectively, up to but not including the later of (the “Termination Date”): (a) October 1, 2020; or (b) the date of the Fund's next effective Prospectus. While the Adviser and its applicable affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.
Directors'/Trustees' and Miscellaneous Fees
Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Directors'/Trustees' fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Adviser which in due course are reimbursed by the Fund. These expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses may be included in Accrued and Miscellaneous Expenses on the Statement of Assets and Liabilities and Statement of Operations, respectively.
Affiliated Shares of Beneficial Interest
As of July 31, 2019, a majority of the shares of beneficial interest outstanding are owned by other affiliated investment companies.
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6. CONCENTRATION OF RISK
A substantial part of the Fund's portfolio may be comprised of obligations of banks. As a result, the Fund may be more susceptible to any economic, business, political or other developments which generally affect these entities.
7. LINE OF CREDIT
The Fund participates with certain other Federated Funds, on a several basis, in an up to $500,000,000 unsecured, 364-day, committed, revolving line of credit (LOC) agreement. The LOC was made available to finance temporarily the repurchase or redemption of shares of the Fund, failed trades, payment of dividends, settlement of trades and for other short-term, temporary or emergency general business purposes. The Fund cannot borrow under the LOC if an inter-fund loan is outstanding. The Fund's ability to borrow under the LOC also is subject to the limitations of the Act and various conditions precedent that must be satisfied before the Fund can borrow. Loans under the LOC are charged interest at a fluctuating rate per annum equal to the highest, on any day, of (a) (i) the federal funds effective rate, (ii) the one month London Interbank Offered Rate (LIBOR), and (iii) 0.0%, plus (b) a margin. The LOC also requires the Fund to pay, quarterly in arrears and at maturity, its pro rata share of a commitment fee based on the amount of the lenders' commitment that has not been utilized. As of July 31, 2019, the Fund had no outstanding loans. During the year ended July 31, 2019, the Fund did not utilize the LOC.
8. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of July 31, 2019, there were no outstanding loans. During the year ended July 31, 2019, the program was not utilized.
9. FEDERAL TAX INFORMATION (UNAUDITED)
For the fiscal year ended July 31, 2019, 87.77% of dividends paid by the Fund are interest related dividends, as provided by the American Jobs Creation Act of 2004.
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Report of Independent Registered Public Accounting Firm–
Institutional Prime Obligations Fund
To The Board of Trustees of the Money Market Obligations Trust and Shareholders of Federated INSTITUTIONAL Prime Obligations Fund:
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of the Federated Institutional Prime Obligations Fund (the “Fund”), a portfolio of Money Market Obligations Trust, as of July 31, 2019, the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two year period then ended, and the related notes (collectively, the “financial statements”) and the financial highlights for each of the years in the five year period then ended. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of July 31, 2019, the results of its operations for the year then ended, the changes in its net assets for each of the years in the two year period then ended, and the financial highlights for each of the years in the five year period then ended, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
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We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Such procedures also included confirmation of securities owned as of July 31, 2019 by correspondence with the custodian and brokers, or by other appropriate auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. We believe that our audits provide a reasonable basis for our opinion.
We have served as the auditor of one or more of Federated Investors'- investment companies since 2006.
Boston, Massachusetts
September 23, 2019
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Shareholder Expense Example (unaudited)– Federated Institutional Prime Obligations Fund
As a shareholder of the Fund, you incur ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or other service fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from February 1, 2019 to July 31, 2019.
ACTUAL EXPENSES
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
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Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.
	Beginning Account Value 2/1/2019	Ending Account Value 7/31/2019	Expenses Paid During Period[1]
Actual:
Institutional Shares	$1,000	$1,012.50	$0.75[2]
Service Shares	$1,000	$1,011.40	$1.90[3]
Capital Shares	$1,000	$1,012.30	$1.00[4]
Hypothetical (assuming a 5% return before expenses):
Institutional Shares	$1,000	$1,024.10	$0.75[2]
Service Shares	$1,000	$1,022.90	$1.91[3]
Capital Shares	$1,000	$1,023.80	$1.00[4]
1	Expenses are equal to the Fund's annualized net expense ratios, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half-year period). The annualized net expense ratios are as follows:

Institutional Shares	0.15%
Service Shares	0.38%
Capital Shares	0.20%
2	Actual and Hypothetical expenses paid during the period utilizing the Fund's Institutional Shares current Fee Limit of 0.20% (as reflected in the Notes to Financial Statements, Note 5 under Expense Limitation), multiplied by the average account value over the period, multiplied by 181/365 (to reflect expenses paid as if they had been in effect throughout the most recent one-half-year period) would be $1.00 and $1.00, respectively.
3	Actual and Hypothetical expenses paid during the period utilizing the Fund's Service Shares current Fee Limit of 0.45% (as reflected in the Notes to Financial Statements, Note 5 under Expense Limitation), multiplied by the average account value over the period, multiplied by 181/365 (to reflect expenses paid as if they had been in effect throughout the most recent one-half-year period) would be $2.24 and $2.26, respectively.
4	Actual and Hypothetical expenses paid during the period utilizing the Fund's Capital Shares current Fee Limit of 0.25% (as reflected in the Notes to Financial Statements, Note 5 under Expense Limitation), multiplied by the average account value over the period, multiplied by 181/365 (to reflect expenses paid as if they had been in effect throughout the most recent one-half-year period) would be $1.25 and $1.25, respectively.
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Board of Trustees and Trust Officers
The Board of Trustees is responsible for managing the Trust's business affairs and for exercising all the Trust's powers except those reserved for the shareholders. The following tables give information about each Trustee and the senior officers of the Fund. Where required, the tables separately list Trustees who are “interested persons” of the Fund (i.e., “Interested” Trustees) and those who are not (i.e., “Independent” Trustees). Unless otherwise noted, the address of each person listed is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA 15222. The address of all Independent Trustees listed is 4000 Ericsson Drive, Warrendale, PA 15086-7561; Attention: Mutual Fund Board. As of December 31, 2018, the Trust comprised 20 portfolio(s), and the Federated Fund Family consisted of 40 investment companies (comprising 102 portfolios). Unless otherwise noted, each Officer is elected annually. Unless otherwise noted, each Trustee oversees all portfolios in the Federated Fund Family and serves for an indefinite term. The Fund's Statement of Additional Information includes additional information about Trust Trustees and is available, without charge and upon request, by calling 1-800-341-7400.
Interested TRUSTEES Background
Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
J. Christopher Donahue* Birth Date: April 11, 1949 President and Trustee Indefinite Term Began serving: April 1989	Principal Occupations: Principal Executive Officer and President of certain of the Funds in the Federated Fund Family; Director or Trustee of the Funds in the Federated Fund Family; President, Chief Executive Officer and Director, Federated Investors, Inc.; Chairman and Trustee, Federated Investment Management Company; Trustee, Federated Investment Counseling; Chairman and Director, Federated Global Investment Management Corp.; Chairman and Trustee, Federated Equity Management Company of Pennsylvania; Trustee, Federated Shareholder Services Company; Director, Federated Services Company.
Previous Positions: President, Federated Investment Counseling; President and Chief Executive Officer, Federated Investment Management Company, Federated Global Investment Management Corp. and Passport Research, Ltd; Chairman, Passport Research, Ltd.
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Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
Thomas R. Donahue* Birth Date: October 20, 1958 Trustee Indefinite Term Began serving: May 2016	Principal Occupations: Director or Trustee of certain of the funds in the Federated Fund Family; Chief Financial Officer, Treasurer, Vice President and Assistant Secretary, Federated Investors, Inc.; Chairman and Trustee, Federated Administrative Services; Chairman and Director, Federated Administrative Services, Inc.; Trustee and Treasurer, Federated Advisory Services Company; Director or Trustee and Treasurer, Federated Equity Management Company of Pennsylvania, Federated Global Investment Management Corp., Federated Investment Counseling, and Federated Investment Management Company; Director, MDTA LLC; Director, Executive Vice President and Assistant Secretary, Federated Securities Corp.; Director or Trustee and Chairman, Federated Services Company and Federated Shareholder Services Company; and Director and President, FII Holdings, Inc.
Previous Positions: Director, Federated Investors, Inc.; Assistant Secretary, Federated Investment Management Company, Federated Global Investment Management Company and Passport Research, LTD; Treasurer, Passport Research, LTD; Executive Vice President, Federated Securities Corp.; and Treasurer, FII Holdings, Inc.
*	Family relationships and reasons for “interested” status: J. Christopher Donahue and Thomas R. Donahue are brothers. Both are “interested” due to their beneficial ownership of shares of Federated Investors, Inc. and the positions they hold with Federated and its subsidiaries.
INDEPENDENT TRUSTEES Background
Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
John T. Collins Birth Date: January 24, 1947 Trustee Indefinite Term Began serving: September 2013	Principal Occupations: Director or Trustee of the Federated Fund Family; formerly, Chairman and CEO, The Collins Group, Inc. (a private equity firm) (Retired).
Other Directorships Held: Director, Chairman of the Compensation Committee, KLX Energy Services Holdings, Inc. (oilfield services); former Director of KLX Corp. (aerospace).
Qualifications: Mr. Collins has served in several business and financial management roles and directorship positions throughout his career. Mr. Collins previously served as Chairman and CEO of The Collins Group, Inc. (a private equity firm) and as a Director of KLX Corp. Mr. Collins serves as Chairman Emeriti, Bentley University. Mr. Collins previously served as Director and Audit Committee Member, Bank of America Corp.; Director, FleetBoston Financial Corp.; and Director, Beth Israel Deaconess Medical Center (Harvard University Affiliate Hospital).
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Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
G. Thomas Hough Birth Date: February 28, 1955 Trustee Indefinite Term Began serving: August 2015	Principal Occupations: Director or Trustee of the Federated Fund Family; formerly, Vice Chair, Ernst & Young LLP (public accounting firm) (Retired).
Other Directorships Held: Director, Member of Governance and Compensation Committees, Publix Super Markets, Inc.; Director, Chair of the Audit Committee, Equifax, Inc.; Director, Member of the Audit Committee, Haverty Furniture Companies, Inc.
Qualifications: Mr. Hough has served in accounting, business management and directorship positions throughout his career. Mr. Hough most recently held the position of Americas Vice Chair of Assurance with Ernst & Young LLP (public accounting firm). Mr. Hough serves on the President's Cabinet and Business School Board of Visitors for the University of Alabama and is on the Business School Board of Visitors for Wake Forest University. Mr. Hough previously served as an Executive Committee member of the United States Golf Association.
Maureen Lally-Green Birth Date: July 5, 1949 Trustee Indefinite Term Began serving: August 2009	Principal Occupations: Director or Trustee of the Federated Fund Family; Adjunct Professor of Law, Duquesne University School of Law; formerly, Dean of the Duquesne University School of Law and Professor of Law and Interim Dean of the Duquesne University School of Law; formerly, Associate General Secretary and Director, Office of Church Relations, Diocese of Pittsburgh.
Other Directorships Held: Director, CNX Resources Corporation (formerly known as CONSOL Energy Inc.).
Qualifications: Judge Lally-Green has served in various legal and business roles and directorship positions throughout her career. Judge Lally-Green previously held the position of Dean of the School of Law of Duquesne University (as well as Interim Dean). Judge Lally-Green previously served as a member of the Superior Court of Pennsylvania and as a Professor of Law, Duquesne University School of Law. Judge Lally-Green also currently holds the positions on not for profit or for profit boards of directors as follows: Director and Chair, UPMC Mercy Hospital; Director and Vice Chair, Our Campaign for the Church Alive!, Inc.; Regent, Saint Vincent Seminary; Member, Pennsylvania State Board of Education (public); and Director CNX Resources Corporation (formerly known as CONSOL Energy Inc.). Judge Lally-Green has held the positions of: Director, Auberle; Director, Epilepsy Foundation of Western and Central Pennsylvania; Director, Ireland Institute of Pittsburgh; Director, Saint Thomas More Society; Director and Chair, Catholic High Schools of the Diocese of Pittsburgh, Inc.; Director, Pennsylvania Bar Institute; Director, St. Vincent College; and Director and Chair, North Catholic High School, Inc.
Charles F. Mansfield, Jr. Birth Date: April 10, 1945 Trustee Indefinite Term Began serving: January 1999	Principal Occupations: Director or Trustee of the Federated Fund Family; Management Consultant and Author.
Other Directorships Held: None.
Qualifications: Mr. Mansfield has served as a Marine Corps officer and in several banking, business management, educational roles and directorship positions throughout his long career. He remains active as a Management Consultant and Author.
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Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
Thomas M. O'Neill Birth Date: June 14, 1951 Trustee Indefinite Term Began serving: August 2006	Principal Occupations: Director or Trustee, Chair of the Audit Committee of the Federated Fund Family; Sole Proprietor, Navigator Management Company (investment and strategic consulting).
Other Directorships Held: None.
Qualifications: Mr. O'Neill has served in several business, mutual fund and financial management roles and directorship positions throughout his career. Mr. O'Neill serves as Director, Medicines for Humanity and Director, The Golisano Children's Museum of Naples, Florida. Mr. O'Neill previously served as Chief Executive Officer and President, Managing Director and Chief Investment Officer, Fleet Investment Advisors; President and Chief Executive Officer, Aeltus Investment Management, Inc.; General Partner, Hellman, Jordan Management Co., Boston, MA; Chief Investment Officer, The Putnam Companies, Boston, MA; Credit Analyst and Lending Officer, Fleet Bank; Director and Consultant, EZE Castle Software (investment order management software); and Director, Midway Pacific (lumber).
P. Jerome Richey Birth Date: February 23, 1949 Trustee Indefinite Term Began serving: September 2013	Principal Occupations: Director or Trustee of the Federated Fund Family; Management Consultant; Retired; formerly, Senior Vice Chancellor and Chief Legal Officer, University of Pittsburgh and Executive Vice President and Chief Legal Officer, CNX Resources Corporation (formerly known as CONSOL Energy Inc.).
Other Directorships Held: None.
Qualifications: Mr. Richey has served in several business and legal management roles and directorship positions throughout his career. Mr. Richey most recently held the positions of Senior Vice Chancellor and Chief Legal Officer, University of Pittsburgh. Mr. Richey previously served as Chairman of the Board, Epilepsy Foundation of Western Pennsylvania and Chairman of the Board, World Affairs Council of Pittsburgh. Mr. Richey previously served as Chief Legal Officer and Executive Vice President, CNX Resources Corporation (formerly known as CONSOL Energy Inc.); and Board Member, Ethics Counsel and Shareholder, Buchanan Ingersoll & Rooney PC (a law firm).
John S. Walsh Birth Date: November 28, 1957 Trustee Indefinite Term Began serving: January 1999	Principal Occupations: Director or Trustee, and Chair of the Board of Directors or Trustees, of the Federated Fund Family; President and Director, Heat Wagon, Inc. (manufacturer of construction temporary heaters); President and Director, Manufacturers Products, Inc. (distributor of portable construction heaters); President, Portable Heater Parts, a division of Manufacturers Products, Inc.
Other Directorships Held: None.
Qualifications: Mr. Walsh has served in several business management roles and directorship positions throughout his career. Mr. Walsh previously served as Vice President, Walsh & Kelly, Inc. (paving contractors).
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OFFICERS
Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
Lori A. Hensler Birth Date: January 6, 1967 TREASURER Officer since: April 2013	Principal Occupations: Principal Financial Officer and Treasurer of the Federated Fund Family; Senior Vice President, Federated Administrative Services; Financial and Operations Principal for Federated Securities Corp. and Edgewood Services, Inc.; and Assistant Treasurer, Federated Investors Trust Company. Ms. Hensler has received the Certified Public Accountant designation.
Previous Positions: Controller of Federated Investors, Inc.; Senior Vice President and Assistant Treasurer, Federated Investors Management Company; Treasurer, Federated Investors Trust Company; Assistant Treasurer, Federated Administrative Services, Federated Administrative Services, Inc., Federated Securities Corp., Edgewood Services, Inc., Federated Advisory Services Company, Federated Equity Management Company of Pennsylvania, Federated Global Investment Management Corp., Federated Investment Counseling, Federated Investment Management Company, Passport Research, Ltd., and Federated MDTA, LLC; Financial and Operations Principal for Federated Securities Corp., Edgewood Services, Inc. and Southpointe Distribution Services, Inc.
Peter J. Germain Birth Date: September 3, 1959 CHIEF LEGAL OFFICER, SECRETARY and EXECUTIVE VICE PRESIDENT Officer since: January 2005	Principal Occupations: Mr. Germain is Chief Legal Officer, Secretary and Executive Vice President of the Federated Fund Family. He is General Counsel, Chief Legal Officer, Secretary and Executive Vice President, Federated Investors, Inc.; Trustee and Senior Vice President, Federated Investors Management Company; Trustee and President, Federated Administrative Services; Director and President, Federated Administrative Services, Inc.; Director and Vice President, Federated Securities Corp.; Director and Secretary, Federated Private Asset Management, Inc.; Secretary, Federated Shareholder Services Company; and Secretary, Retirement Plan Service Company of America. Mr. Germain joined Federated in 1984 and is a member of the Pennsylvania Bar Association.
Previous Positions: Deputy General Counsel, Special Counsel, Managing Director of Mutual Fund Services, Federated Investors, Inc.; Senior Vice President, Federated Services Company; and Senior Corporate Counsel, Federated Investors, Inc.
Stephen Van Meter Birth Date: June 5, 1975 CHIEF COMPLIANCE OFFICER AND SENIOR VICE PRESIDENT Officer since: July 2015	Principal Occupations: Senior Vice President and Chief Compliance Officer of the Federated Fund Family; Vice President and Chief Compliance Officer of Federated Investors, Inc. and Chief Compliance Officer of certain of its subsidiaries. Mr. Van Meter joined Federated in October 2011. He holds FINRA licenses under Series 3, 7, 24 and 66.
Previous Positions: Mr. Van Meter previously held the position of Compliance Operating Officer, Federated Investors, Inc. Prior to joining Federated, Mr. Van Meter served at the United States Securities and Exchange Commission in the positions of Senior Counsel, Office of Chief Counsel, Division of Investment Management and Senior Counsel, Division of Enforcement.
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Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
Deborah A. Cunningham Birth Date: September 15, 1959 CHIEF INVESTMENT OFFICER Officer since: May 2004 Portfolio Manager since: July 1991	Principal Occupations: Deborah A. Cunningham has been the Fund's Portfolio Manager since July 1991. Ms. Cunningham was named Chief Investment Officer of Federated's money market products in 2004. She joined Federated in 1981 and has been a Senior Portfolio Manager since 1997 and an Executive Vice President of the Fund's Adviser since 2009. Ms. Cunningham has received the Chartered Financial Analyst designation and holds an M.S.B.A. in Finance from Robert Morris College.

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Evaluation and Approval of Advisory Contract–May 2019
Federated Institutional Prime Obligations Fund (the “Fund”)
At its meetings in May 2019, the Fund's Board of Trustees (the “Board”), including a majority of those Trustees who are not “interested persons” of the Fund, as defined in the Investment Company Act of 1940 (the “Independent Trustees”), reviewed and unanimously approved the continuation of the Fund's investment advisory contract for an additional one-year term. The Board's decision regarding the contract reflects the exercise of its business judgment after considering all of the information received on whether to continue the existing arrangements.
At the request of the Independent Trustees, the Fund's Chief Compliance Officer (the CCO) furnished to the Board in advance of its May 2019 meetings an independent written evaluation presenting on the topics discussed below. The Board considered the CCO's independent written evaluation (the “CCO Fee Evaluation Report”), along with other information, in evaluating the reasonableness of the Fund's management fee and in deciding to approve the continuation of the investment advisory contract. The CCO, in preparing the CCO Fee Evaluation Report, has the authority to retain consultants, experts or staff as reasonably necessary to assist in the performance of his duties, reports directly to the Board, and can be terminated only with the approval of a majority of the Independent Trustees. At the request of the Independent Trustees, the CCO Fee Evaluation Report followed the same general approach and covered the same topics as that of the report that had previously been delivered by the CCO in his capacity as “Senior Officer,” prior to the elimination of the Senior Officer position in December 2017.
The Board also considered judicial decisions concerning allegedly excessive investment advisory fees in making its decision. Using these judicial decisions as a guide, the Board observed that the following factors may be relevant to an adviser's fiduciary duty with respect to its receipt of compensation from a fund: (1) the nature and quality of the services provided by an adviser to a fund and its shareholders (including the performance of the fund, its benchmark and comparable funds); (2) an adviser's cost of providing the services (including the profitability to an adviser of providing advisory services to a fund); (3) the extent to which an adviser may realize “economies of scale” as a fund grows larger and, if such economies of scale exist, whether they have been shared with a fund and its shareholders or the family of funds; (4) any “fall-out” financial benefits that accrue to an adviser because of its relationship with a fund (including research services received from brokers that execute fund trades and any fees paid to affiliates of an adviser for services rendered to a fund); (5) comparative fee and expense structures (including a comparison of fees paid to an adviser with those paid by similar funds both internally and externally as well as management fees charged to institutional and other advisory clients of the
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adviser for what might be viewed as like services); and (6) the extent of care, conscientiousness and independence with which the fund's board members perform their duties and their expertise (including whether they are fully informed about all facts the board deems relevant to its consideration of an adviser's services and fees). The Board noted that the Securities and Exchange Commission (SEC) disclosure requirements regarding the basis for the Board's approval of the Fund's investment advisory contract generally align with the factors listed above. The Board was aware of these factors and was guided by them in its review of the Fund's investment advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.
The Board considered and weighed these factors in light of its substantial accumulated experience in governing the Fund and working with Federated Investment Management Company (the “Adviser”) and its affiliates (collectively, “Federated”) on matters relating to the funds advised by Federated (each, a “Federated Fund”). The Independent Trustees were assisted in their deliberations by independent legal counsel.
In addition to the extensive materials that comprise and accompany the CCO Fee Evaluation Report, the Board received detailed information about the Fund and the Federated organization throughout the year, and in connection with its May meetings at which the Board's formal approval of the advisory and subadvisory contracts occurred. In this regard, Federated provided much of this information at each regular meeting of the Board, and furnished additional information specifically in connection with the May meetings. In the months preceding the May meetings, the Board requested and reviewed written materials prepared by Federated in response to requests on behalf of the Independent Trustees encompassing a wide variety of topics. At the May meetings, in addition to meeting in separate sessions of the Independent Trustees without management present, senior management of the Adviser also met with the Independent Trustees and their counsel to discuss the materials presented and such additional matters as the Independent Trustees deemed reasonably necessary to evaluate the advisory and subadvisory contracts. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose.
The Board's consideration of the investment advisory contract included review of the CCO Fee Evaluation Report, accompanying data and additional information covering the following matters among others: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short-term and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in terms relative to its particular investment program and certain competitor or “peer group” funds and/or other benchmarks, as appropriate) and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses, including the advisory fee and the overall expense structure of the Fund (both in absolute terms and relative to similar and/or competing funds), with due
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regard for contractual or voluntary expense limitations; the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders; the entrepreneurial and other risks assumed by the Adviser in sponsoring the Fund; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated Funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are generally available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated Funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated Funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.
While mindful that courts have cautioned against giving too much weight to comparative information concerning fees charged by other advisers for managing funds with comparable investment programs, the Board has found the use of such comparisons to be relevant to its deliberations. In this regard, the Board was presented with, and considered, information regarding the contractual advisory fee rates, net advisory fee rates, total expense ratios and each element of the Fund's total expense ratio (i.e., gross and net advisory fees, custody fees, portfolio accounting fees and transfer agency fees) relative to an appropriate group of peer funds compiled by Federated using data supplied by independent fund ranking organizations (the “Peer Group”). The Board received a description of the composition and methodology used to select the Peer Group. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because it is believed that they are more relevant. For example, other mutual funds are the products most like the Fund, in that they are readily available to Fund shareholders as alternative investment vehicles. Also, they are the type of investment vehicle, in fact, chosen and maintained by the Fund's investors. The range of their fees and expenses, therefore, appears to be a relevant indicator of what consumers have found to be reasonable in the marketplace in which the Fund competes.
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The Board reviewed the contractual advisory fee rate, net advisory fee rate and other expenses of the Fund and noted the position of the Fund's fee rates relative to its Peer Group. In this regard, the Board noted that the contractual advisory fee rate was above the median of the relevant Peer Group, but the Board noted the applicable waivers and reimbursements, and that the overall expense structure of the Fund remained competitive in the context of other factors considered by the Board.
For comparison, the CCO reviewed the fees charged by Federated for providing advisory services to products other than the Federated Funds (e.g., institutional separate accounts and third-party unaffiliated mutual funds for which Federated serves as sub-adviser) (referenced to as “Comparable Funds/Accounts”). With respect to Comparable Funds/Accounts other than third-party mutual funds, the CCO concluded that they are inherently different products. Those differences include, but are not limited to, different types of targeted investors; different applicable laws and regulations; different legal structures; different average account sizes and portfolio management techniques made necessary by different cash flows and different associated costs; and the time spent by portfolio managers and their teams, as well as personnel in the Funds Financial Services, Legal, Compliance and Risk Management departments, in reviewing securities pricing, addressing different administrative responsibilities, addressing different degrees of risk associated with management and a variety of different costs. The CCO also reviewed the differences in the nature of the services required for Federated to manage its proprietary mutual fund business versus managing a discrete pool of assets as a sub-adviser to another institution's mutual fund, and that Federated generally performs significant additional services and assumes substantially greater risks in managing the Fund and other Federated Funds than in its role as sub-adviser to an unaffiliated third-party mutual fund. The CCO did not consider the fees for providing advisory services to Comparable Funds/Accounts to be determinative in judging the appropriateness of the Federated Funds' advisory fees.
The CCO noted that the services, administrative responsibilities and risks associated with such relationships are quite different than serving as a primary adviser to a fund.
Following such evaluation, and full deliberations, the Board concluded that the fees and expenses of the Fund are reasonable and supported renewal of the Fund's investment advisory contract.
The Board considered the nature, extent and quality of the services provided to the Fund by the Adviser and the resources of the Adviser and its affiliates dedicated to the Fund. In this regard, the Board evaluated, among other things, the Adviser's personnel, experience, track record, financial resources, overall reputation and willingness to invest in personnel and infrastructure that benefit the Fund. In addition, the Board reviewed the qualifications, backgrounds and responsibilities of the portfolio management team primarily responsible for the day-to-day management of the Fund and the Adviser's ability and experience in
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attracting and retaining qualified personnel to service the Fund. The Board noted the investment research and company engagement capabilities of the Adviser and its affiliates. The Board also noted the compliance program of the Adviser and the compliance-related resources provided to the Fund by the Adviser, including the Adviser's commitment to respond to rulemaking initiatives of the SEC. The Fund's ability to deliver competitive performance when compared to its Peer Group was also deemed to be relevant by the Board as a useful indicator of how the Adviser is executing the Fund's investment program. The Adviser's ability to execute this program was one of the Board's considerations in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services warrant the continuation of the investment advisory contract.
In evaluating the Fund's investment performance, the Board considered performance results in light of the Fund's investment objective, strategies and risks, as disclosed in the Fund's prospectus. The Board considered detailed investment reports on the Fund's performance that were provided to the Board throughout the year and in connection with the May meetings. The CCO also reviewed information regarding the performance of other mutual funds in the Peer Group, noting the CCO's view that comparisons to fund peer groups may be helpful, though not conclusive, in evaluating the performance of the Adviser in managing the Fund. The Board considered, in evaluating such comparisons, that in some cases there may be differences in the funds' objectives or investment management techniques, or the costs to implement the funds, even within the same Peer Group.
The Fund's performance was above the median of the relevant Peer Group for the one-year period covered by the CCO Fee Evaluation Report. The Board also considered the relatively tight dispersion of performance data with respect to the Fund and its Peer Group.
Following such evaluation, and full deliberations, the Board concluded that the performance of the Fund supported renewal of the Fund's investment advisory contract.
The Board also received financial information about Federated, including information regarding the compensation and ancillary (or “fall-out”) benefits Federated derived from its relationships with the Federated Funds. This information covered not only the fees under the investment advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated Funds under separate contracts (e.g., for serving as the Federated Funds' administrator and distributor). In this regard, the Board considered that certain Federated subsidiaries provide distribution and shareholder services to the Federated Funds, for which they may be compensated through distribution and servicing fees paid pursuant to Rule 12b-1 plans or otherwise. The information also detailed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated Fund trades. In addition, the Board considered the fact that, in order for a Federated Fund to be
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competitive in the marketplace, the Adviser and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to Federated Fund investors and/or indicated to the Board their intention to do so in the future. Moreover, the Board receives regular reporting as to the institution, adjustment or elimination of these voluntary waivers.
Federated furnished information, requested by the CCO, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the CCO. The CCO noted that, while these cost allocation reports apply consistent allocation processes, the inherent difficulties in allocating costs continues to cause the CCO to question the precision of the process and to conclude that such reports may be unreliable, since a single change in an allocation estimate may dramatically alter the resulting estimate of cost and/or profitability of a Federated Fund and may produce unintended consequences. The allocation information, including the CCO's view that fund-by-fund estimations may be unreliable, was considered in the evaluation by the Board.
The Board and the CCO also reviewed information compiled by Federated comparing its profitability information to other publicly held fund management companies, including information regarding profitability trends over time. In this regard, the CCO concluded that Federated's profit margins did not appear to be excessive. The CCO also noted that Federated appeared financially sound, with the resources necessary to fulfill its obligations under its contracts with the Fund.
The CCO Fee Evaluation Report also discussed the notion of possible realization of “economies of scale” as a fund grows larger, the difficulties of calculating economies of scale at an individual fund level, and the extent to which potential scale benefits are shared with shareholders. In this regard, the Board considered that Federated has made significant and long-term investments in areas that support all of the Federated Funds, such as personnel and processes for the portfolio management, shareholder services, compliance, internal audit and risk management functions, as well as systems technology (including technology relating to cybersecurity) and that the benefits of these investments (as well as any economies of scale, should they exist) were likely to be shared with the Federated Fund family as a whole. The Board noted that Federated's investments in these areas are extensive. In addition, the Board considered that the Adviser and its affiliates have frequently waived fees and/or reimbursed expenses and that this has allowed potential economies of scale to be shared with shareholders. The Board also considered that such waivers and reimbursements can provide protection from an increase in expenses if a Federated Fund's assets decline. Federated, as it does throughout the year, and specifically in connection with the Board's review of the advisory and subadvisory contracts, furnished information relative to revenue sharing or adviser-paid fees. Federated and the CCO noted that this information should be viewed to determine if there was an incentive to either not apply breakpoints, or
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to apply breakpoints at higher levels, and should not be viewed to determine the appropriateness of advisory fees. The Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in the CCO Fee Evaluation Report) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as a fund attains a certain size.
The CCO stated that his observations and the information accompanying the CCO Fee Evaluation Report supported a finding by the Board that the management fee for the Fund was reasonable. Under these circumstances, no changes were recommended to, and no objection was raised to the continuation of, the Fund's investment advisory contract. The CCO also recognized that the Board's evaluation of the Federated Funds' advisory and subadvisory arrangements is a continuing and on-going process that is informed by the information that the Board requests and receives from management throughout the course of the year and, in this regard, the CCO noted certain items for future reporting to the Board or further consideration by management as the Board continues its on-going oversight of the Federated Funds.
In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an investment advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the investment advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund. The Board concluded that, in light of the factors summarized above, including the nature, quality and scope of the services provided to the Fund by the Adviser and its affiliates, continuation of the investment advisory contract was appropriate.
The Board based its decision to approve the investment advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the continuation of the contract reflects its view that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangement.
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Voting Proxies on Fund Portfolio Securities
A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available via the Proxy Voting Record (Form N-PX) link associated with the Fund and share class name at www.FederatedInvestors.com/FundInformation. Form N-PX filings are also available at the SEC's website at www.sec.gov.
Portfolio Schedule
The Fund files with the SEC a complete schedule of its portfolio holdings as of the close of each month on “Form N-MFP.” Form N-MFP is available on the SEC's website at www.sec.gov. You may access Form N-MFP via the link to the Fund and share class name at www.FederatedInvestors.com.
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You could lose money by investing in the Fund. Because the share price of the Fund will fluctuate, when you sell your shares they may be worth more or less than what you originally paid for them. The Fund may impose a fee upon the sale of your shares or may temporarily suspend your ability to sell shares if the Fund's liquidity falls below required minimums because of market conditions or other factors. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund's sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.
This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

Federated Institutional Prime Obligations Fund
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 60934N203
CUSIP 60934N708
CUSIP 608919767
Q450523 (9/19)
Federated is a registered trademark of Federated Investors, Inc.
2019 ©Federated Investors, Inc.

Annual Shareholder Report
July 31, 2019
Share Class | Ticker	Institutional | PVOXX

Federated Institutional Prime Value Obligations Fund

A Portfolio of Money Market Obligations Trust
IMPORTANT NOTICE REGARDING REPORT DELIVERY
Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund's shareholder reports like this one will no longer be sent by mail, unless you specifically request paper copies of the reports from the Fund or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.
If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund or your financial intermediary electronically by contacting your financial intermediary (such as a broker-dealer or bank); other shareholders may call the Fund at 1-800-341-7400, Option 4.
You may elect to receive all future reports in paper free of charge. You can inform the Fund or your financial intermediary that you wish to continue receiving paper copies of your shareholder reports by contacting your financial intermediary (such as a broker-dealer or bank); other shareholders may call the Fund at 1-800-341-7400, Option 4. Your election to receive reports in paper will apply to all funds held with the Fund complex or your financial intermediary.
The Fund operates as a “Floating Net Asset Value” Money Market Fund.
The Share Price will fluctuate. It is possible to lose money by investing in the Fund.

Not FDIC Insured ■ May Lose Value ■ No Bank Guarantee

Portfolio of Investments Summary Table (unaudited)
At July 31, 2019, the Fund's portfolio composition1 was as follows:
Security Type	Percentage of Total Net Assets[2]
Other Repurchase Agreements and Repurchase Agreements	32.2%
Variable Rate Instruments	28.7%
Commercial Paper	22.1%
Bank Instruments	16.1%
Asset-Backed Securities	1.0%
Corporate Bond	0.2%
Other Assets and Liabilities—Net[3]	(0.3)
TOTAL	100.0%
1	See the Fund's Prospectus and Statement of Additional Information for more complete information regarding these security types.
2	As of the date specified above, the Fund owned shares of an affiliated investment company. For purposes of this table, the affiliated investment company is not treated as a single portfolio security, but rather the Fund is treated as owning a pro rata portion of each security and each other asset and liability owned by the affiliated investment company. Accordingly, the percentages of total net assets shown in the table will differ from those presented on the Portfolio of Investments.
3	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
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Portfolio of Investments
July 31, 2019
Shares or Principal Amount		Value
	INVESTMENT COMPANIES—99.6%
14,610,947,700	Federated Institutional Prime Obligations Fund, Institutional Shares, 2.39%[1] (IDENTIFIED COST $14,614,888,236)	$14,616,792,079
	OTHER REPURCHASE AGREEMENT—0.4%
	Finance - Banking—0.4%
$50,251,000	HSBC Securities (USA), Inc. 2.57%, dated 7/31/2019, interest in a $175,000,000 collateralized loan agreement will repurchase securities provided as collateral for $175,012,493 on 8/1/2019, in which, corporate bonds with a market value of $178,500,000 have been received as collateral and held with BNY Mellon as tri-party agent. (IDENTIFIED COST $50,251,000)	50,251,000
	TOTAL INVESTMENTS—100.0% (IDENTIFIED COST $14,665,139,236)[2]	14,667,043,079
	OTHER ASSETS AND LIABILITES - NET—0.0%[3]	4,382,613
	TOTAL NET ASSETS—100%	$14,671,425,692
Affiliated fund holdings are investment companies which are managed by Federated Investment Management Company (the “Adviser”) or an affiliate of the Adviser. Transactions with affiliated fund holdings during the period ended July 31, 2019, were as follows:
Federated Institutional Prime Obligations Fund, Institutional Shares
Balance of Shares Held 7/31/2018	7,109,138,403
Purchases/Additions	13,959,800,000
Sales/Reductions	(6,457,990,703)
Balance of Shares Held 7/31/2019	14,610,947,700
Value	$14,616,792,079
Change in Unrealized Appreciation/Depreciation	$615,529
Net Realized Gain/(Loss)	$1,004,735
Dividend Income	$242,311,106
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The Fund invests in Federated Institutional Prime Obligations Fund (POF), a diversified portfolio of Money Market Obligations Trust (MMOT) which is also managed by the Adviser. MMOT is an open-end management investment company, registered under the Investment Company Act of 1940, as amended. The investment objective of POF is to provide current income consistent with stability of principal. Income distributions from POF are declared daily and paid monthly. All income distributions are recorded by the Fund as dividend income. Capital gain distributions of POF, if any, are declared and paid annually, and are recorded by the Fund as capital gains received. At July 31, 2019, POF represents 99.6% of the Fund's net assets. Therefore, the performance of the Fund is directly affected by the performance of POF. To illustrate the security holdings, financial condition, results of operations and changes in net assets of POF, its financial statements are included within this report. The financial statements of POF should be read in conjunction with the Fund's financial statements. The valuation of securities held by POF is discussed in the notes to its financial statements.
1	7-day net yield.
2	Also represents cost for federal tax purposes.
3	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Note: The categories of investments are shown as a percentage of total net assets at July 31, 2019.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used, as of July 31, 2019, in valuing the Fund's assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Debt Securities:
Other Repurchase Agreement	$—	$50,251,000	$—	$50,251,000
Investment Company	14,616,792,079	—	—	14,616,792,079
TOTAL SECURITIES	$14,616,792,079	$50,251,000	$—	$14,667,043,079
See Notes which are an integral part of the Financial Statements
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Financial Highlights–Institutional Shares
(For a Share Outstanding Throughout Each Period)
Year Ended July 31	2019	2018	2017	2016	2015
Net Asset Value, Beginning of Period	$1.0002	$1.0002	$1.0000	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.0239	0.0156	0.0075	0.003	0.001
Net realized and unrealized gain (loss)	0.0001	(0.0000)[1]	0.0002	0.000[2]	0.000[2]
TOTAL FROM INVESTMENT OPERATIONS	0.0240	0.0156	0.0077	0.003	0.001
Less Distributions:
Distributions from net investment income	(0.0239)	(0.0156)	(0.0075)	(0.003)	(0.001)
Distributions from net realized gain	(0.0000)[1]	(0.0000)[1]	(0.0000)[1]	(0.000)[2]	(0.000)[2]
TOTAL DISTRIBUTIONS	(0.0239)	(0.0156)	(0.0075)	(0.003)	(0.001)
Net Asset Value, End of Period	$1.0003	$1.0002	$1.0002	$1.00	$1.00
Total Return[3]	2.43%	1.57%	0.78%	0.31%	0.08%
Ratios to Average Net Assets:
Net expenses	—	0.00%[4]	0.20%	0.21%	0.20%
Net investment income	2.41%	1.59%	0.77%	0.31%	0.08%
Expense waiver/reimbursement[5]	0.29%	0.29%	0.09%	0.09%	0.09%
Supplemental Data:
Net assets, end of period (000 omitted)	$13,599,422	$6,992,551	$4,454,446	$4,639,018	$5,914,296
1	Represents less than $0.0001.
2	Represents less than $0.001.
3	Based on net asset value.
4	Represents less than 0.01%.
5	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
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Statement of Assets and Liabilities
July 31, 2019
Assets:
Investment in securities, at value including $14,616,792,079 of investment in an affiliated holding (identified cost $14,665,139,236)		$14,667,043,079
Income receivable		3,587
Income receivable from an affiliated holding		30,448,890
Receivable for shares sold		35,428,680
TOTAL ASSETS		14,732,924,236
Liabilities:
Payable for shares redeemed	$41,466,272
Bank overdraft	163,829
Income distribution payable	19,360,689
Payable to adviser (Note 5)	35,194
Payable for administrative fees (Note 5)	31,826
Payable for other service fees (Notes 2 and 5)	201,778
Accrued expenses (Note 5)	238,956
TOTAL LIABILITIES		61,498,544
Net assets for 14,666,815,138 shares outstanding		$14,671,425,692
Net Assets Consist of:
Paid-in capital		$14,669,464,352
Total distributable earnings (loss)		1,961,340
TOTAL NET ASSETS		$14,671,425,692
Net Asset Value, Offering Price and Redemption Proceeds Per Share
Institutional Shares:
$13,599,421,643 ÷ 13,595,140,702 shares outstanding, no par value, unlimited shares authorized		$1.0003
Service Shares:
$1,055,438,366 ÷ 1,055,113,955 shares outstanding, no par value, unlimited shares authorized		$1.0003
Capital Shares:
$16,565,683 ÷ 16,560,481 shares outstanding, no par value, unlimited shares authorized		$1.0003
See Notes which are an integral part of the Financial Statements
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Statement of Operations
Year Ended July 31, 2019
Investment Income:
Dividends received from an affiliated holding*			$242,311,106
Interest			1,321,685
TOTAL INCOME			243,632,791
Expenses:
Investment adviser fee (Note 5)		$20,176,330
Administrative fee (Note 5)		8,038,537
Custodian fees		303,299
Transfer agent fee		139,284
Directors'/Trustees' fees (Note 5)		60,120
Auditing fees		25,109
Legal fees		11,887
Portfolio accounting fees		219,295
Other service fees (Notes 2 and 5)		1,587,355
Share registration costs		301,919
Printing and postage		34,281
Miscellaneous (Note 5)		84,298
TOTAL EXPENSES		30,981,714
Waiver and Reimbursements (Note 5):
Waiver/reimbursement of investment adviser fee	$(20,176,330)
Reimbursement of other operating expenses	(9,218,029)
TOTAL WAIVER AND REIMBURSEMENTS		(29,394,359)
Net expenses			1,587,355
Net investment income			242,045,436
Realized and Unrealized Gain (Loss) on Investments:
Net realized gain on investments in an affiliated holding*			1,004,735
Net change in unrealized appreciation of investments in an affiliated holding*			615,529
Net realized and unrealized gain on investments			1,620,264
Change in net assets resulting from operations			$243,665,700
*	See information listed after the Fund's Portfolio of Investments.
See Notes which are an integral part of the Financial Statements
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Statement of Changes in Net Assets
Year Ended July 31	2019	2018
Increase (Decrease) in Net Assets
Operations:
Net investment income	$242,045,436	$88,686,229
Net realized gain (loss)	1,004,735	(953,114)
Net change in unrealized appreciation/depreciation	615,529	669,188
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	243,665,700	88,402,303
Distributions to Shareholders (Note 2):
Institutional Shares	(227,746,997)	(86,443,163)
Service Shares	(13,713,304)	(1,977,255)
Capital Shares	(591,746)	(280,398)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(242,052,047)	(88,700,816)
Share Transactions:
Proceeds from sale of shares	42,460,937,874	18,915,183,582
Net asset value of shares issued to shareholders in payment of distributions declared	78,067,066	25,386,281
Cost of shares redeemed	(35,060,572,125)	(16,353,337,091)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	7,478,432,815	2,587,232,772
Change in net assets	7,480,046,468	2,586,934,259
Net Assets:
Beginning of period	7,191,379,224	4,604,444,965
End of period	$14,671,425,692	$7,191,379,224
See Notes which are an integral part of the Financial Statements
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Notes to Financial Statements
July 31, 2019 (unaudited)
1. ORGANIZATION
Money Market Obligations Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of 20 portfolios. The financial statements included herein are only those of Federated Institutional Prime Value Obligations Fund (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers three classes of shares: Institutional Shares, Service Shares and Capital Shares. The financial highlights of the Service Shares and Capital Shares are presented separately. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The investment objective of the Fund is to provide current income consistent with stability of principal and liquidity.
The Fund invests all or substantially all of its net assets in the Institutional Shares of POF (the “Underlying Fund”), an affiliated institutional money market fund with substantially similar investment objectives and strategies as the Fund. Therefore, the performance of the Fund is directly affected by the performance of the Underlying Fund. To illustrate the security holdings, financial condition, results of operations and changes in net assets of the Underlying Fund, its financial statements are included within this report and should be read in conjunction with the Fund's financial statements.
The Fund operates as an institutional money market fund. As an institutional money market fund, the Fund: (1) will not be limited to institutional investors, but will continue to be available to retail investors; (2) will utilize current market-based prices (except as otherwise generally permitted to value individual portfolio securities with remaining maturities of 60 days or less at amortized cost in accordance with Securities and Exchange Commission (SEC) rules and guidance) to value its portfolio securities and transact at a floating net asset value (NAV) that uses four decimal-place precision ($1.0000); and (3) has adopted policies and procedures to impose liquidity fees on redemptions and/or temporary redemption gates in the event that the Fund's weekly liquid assets were to fall below a designated threshold, if the Fund's Board of Trustees (the “Trustees”) determine such liquidity fees or redemption gates are in the best interest of the Fund.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
In calculating its NAV, each Fund generally values investments as follows:
■	Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■	Fixed-income securities with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Trustees.
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■	Fixed-income securities with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium), unless the issuer's creditworthiness is impaired or other factors indicate that amortized cost is not an accurate estimate of the investment's fair value, in which case it would be valued in the same manner as a longer-term security. The Fund may only use this method to value a portfolio security when it can reasonably conclude, at each time it makes a valuation determination, that the amortized cost price of the portfolio security is approximately the same as the fair value of the security as determined without the use of amortized cost valuation.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, or if information furnished by a pricing service, in the opinion of the valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share.
Fair Valuation Procedures
The Trustees have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated Investment Management Company (the “Adviser”) and certain of the Adviser's affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
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Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any over-the-counter derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
Repurchase Agreements
The Fund may invest in repurchase agreements for short-term liquidity purposes. It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.
The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.
The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund's Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.
Repurchase agreements are subject to Master Netting Agreements which are agreements between the Fund and its counterparties that provide for the net settlement of all transactions and collateral with the Fund, through a single payment, in the event of default or termination. Amounts presented on the Portfolio of Investments and Statement of Assets and Liabilities are not net settlement amounts but gross. As indicated above, the cash or securities to be repurchased, as shown on the Portfolio of Investments, exceeds the repurchase price to be paid under the agreement reducing the net settlement amount to zero.
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10

Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Distributions of net investment income, if any, are declared daily and paid monthly. Amortization/accretion of premium and discount is included in investment income. Investment income, realized and unrealized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that select classes will bear certain expenses unique to those classes. The detail of the total fund expense waiver and reimbursements of $29,394,359 is disclosed in various locations in Note 5.
Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses. The distributions disclosed on the Statement of Changes in Net Assets for the year ended July 31, 2018, were from the following sources:
Net Investment Income
Institutional Shares	$86,423,265
Service Shares	1,976,553
Capital Shares	280,303

Net Realized Gain
Institutional Shares	$19,898
Service Shares	702
Capital Shares	95
Undistributed net investment income at July 31, 2018, was $12,487.
Other Service Fees
The Fund may pay other service fees up to 0.25% of the average daily net assets of the Fund's Institutional Shares, Service Shares and Capital Shares to unaffiliated financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for other service fees.
For the year ended July 31, 2019, other service fees for the Fund were as follows:
Other Service Fees Incurred
Service Shares	$1,561,732
Capital Shares	25,623
TOTAL	$1,587,355
For the year ended July 31, 2019, the Fund's Institutional Shares did not incur other service fees.
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11

Federal Taxes
It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the “Code”) and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the year ended July 31, 2019, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of July 31, 2019, tax years 2016 through 2019 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.
When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
Restricted Securities
The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer's expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. The Fund's restricted securities, like other securities, are priced in accordance with procedures established by and under the general supervision of the Trustees.
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated. The Fund applies investment company accounting and reporting guidance.
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12

3. SHARES OF BENEFICIAL INTEREST
The following tables summarize share activity:
Year Ended July 31	2019		2018
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	40,036,951,004	$40,044,526,153	17,658,596,250	$17,660,456,173
Shares issued to shareholders in payment of distributions declared	64,134,982	64,147,966	23,527,285	23,528,617
Shares redeemed	(33,497,018,461)	(33,503,278,796)	(15,144,464,012)	(15,145,664,826)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	6,604,067,525	$6,605,395,323	2,537,659,523	$2,538,319,964

Year Ended July 31	2019		2018
Service Shares:	Shares	Amount	Shares	Amount
Shares sold	2,358,625,106	$2,359,060,772	1,240,814,181	$1,240,940,617
Shares issued to shareholders in payment of distributions declared	13,325,579	13,328,378	1,577,583	1,577,678
Shares redeemed	(1,503,443,981)	(1,503,733,301)	(1,185,170,315)	(1,185,215,374)
NET CHANGE RESULTING FROM SERVICE SHARE TRANSACTIONS	868,506,704	$868,655,849	57,221,449	$57,302,921

Year Ended July 31	2019		2018
Capital Shares:	Shares	Amount	Shares	Amount
Shares sold	57,337,012	$57,350,949	13,776,212	$13,786,792
Shares issued to shareholders in payment of distributions declared	590,617	590,722	279,973	279,986
Shares redeemed	(53,549,494)	(53,560,028)	(22,456,844)	(22,456,891)
NET CHANGE RESULTING FROM CAPITAL SHARE TRANSACTIONS	4,378,135	$4,381,643	(8,400,659)	$(8,390,113)
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	7,476,952,364	$7,478,432,815	2,586,480,313	$2,587,232,772
Annual Shareholder Report
13

4. FEDERAL TAX INFORMATION
The tax character of distributions as reported on the Statement of Changes in Net Assets for the years ended July 31, 2019 and 2018, was as follows:
	2019	2018
Ordinary income[1]	$242,052,047	$88,700,816
1	For tax purposes, short-term capital gain distributions are considered ordinary income distributions.
As of July 31, 2019, the components of distributable earnings on a tax-basis were as follows:
Undistributed ordinary income	$5,876
Net unrealized appreciation	$1,903,843
Undistributed long term capital gains	$51,621
At July 31, 2019, the cost of investments for federal tax purposes was $14,665,139,236. The net unrealized appreciation of investments for federal tax purposes was $1,903,843. This consists entirely of net unrealized appreciation from investments for those securities having an excess of value over cost.
The Fund used capital loss carryforwards of $953,114 to offset capital gains realized during the year ended July 31, 2019.
5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.20% of the Fund's average daily net assets. The Underlying Fund also has an investment advisory agreement with the Adviser by which the Adviser is entitled to an investment adviser fee of the Underlying Fund's average daily net assets. To avoid charging duplicative fees, the adviser has agreed to waive and/or reimburse their fee with respect to the net assets invested in the Underlying Fund. For the year ended July 31, 2019, the Adviser waived and/or reimbursed $20,176,330.
In addition, subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive and/or reimburse any portion of their fee and/or reimburse other operating expenses. For the year ended July 31, 2019, the Adviser voluntarily reimbursed $9,218,029 of other operating expenses.
Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. For purposes of determining the appropriate rate breakpoint, “Investment Complex” is defined as all of the Federated Funds subject to a fee under the Administrative Services Agreement. The fee paid to FAS is based on the average daily net assets of the Investment Complex as specified below:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.100%	on assets up to $50 billion
0.075%	on assets over $50 billion
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14

Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the year ended July 31, 2019, the annualized fee paid to FAS was 0.080% of average daily net assets of the Fund.
In addition, FAS may charge certain out-of-pocket expenses to the Fund.
Other Service Fees
For the year ended July 31, 2019, FSSC received $252 of the other service fees disclosed in Note 2.
Expense Limitation
Due to the possibility of changes in market conditions and other factors, there can be no assurance that the level of waivers/reimbursement/reduction of Fund expenses reflected in the financial highlights will be maintained in the future. However, the Adviser and certain of its affiliates (which may include FAS and FSSC) on their own initiative have agreed to waive certain amounts of their respective fees and/or reimburse expenses. Total annual fund operating expenses (excluding interest expense, extraordinary expenses and proxy-related expenses paid by the Fund, if any) and the Fund's share of the fees and expenses of the Underlying Fund paid by the Fund's Institutional Shares, Service Shares and Capital Shares (after the voluntary waivers and/or reimbursements) will not exceed 0.20%, 0.45% and 0.30% (the “Fee Limit”), respectively, up to but not including the later of (the “Termination Date”): (a) October 1, 2020; or (b) the date of the Fund's next effective Prospectus. While the Adviser and its applicable affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.
Directors'/Trustees' and Miscellaneous Fees
Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Directors'/Trustees' fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Adviser which in due course are reimbursed by the Fund. These expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses may be included in Accrued and Miscellaneous Expenses on the Statement of Assets and Liabilities and Statement of Operations, respectively.
Affiliated Shares of Beneficial Interest
As of July 31, 2019, a majority of the shares of beneficial interest outstanding are owned by other affiliated investment companies.
6. CONCENTRATION OF RISK
A substantial part of the Fund's portfolio invested in the Underlying Fund may be comprised of obligations of banks. As a result, the Fund may be more susceptible to any economic, business, political or other developments which generally affect these entities.
Annual Shareholder Report
15

7. LINE OF CREDIT
The Fund participates with certain other Federated Funds, on a several basis, in an up to $500,000,000 unsecured, 364-day, committed, revolving line of credit (LOC) agreement. The LOC was made available to finance temporarily the repurchase or redemption of shares of the Fund, failed trades, payment of dividends, settlement of trades and for other short-term, temporary or emergency general business purposes. The Fund cannot borrow under the LOC if an inter-fund loan is outstanding. The Fund's ability to borrow under the LOC also is subject to the limitations of the Act and various conditions precedent that must be satisfied before the Fund can borrow. Loans under the LOC are charged interest at a fluctuating rate per annum equal to the highest, on any day, of (a) (i) the federal funds effective rate, (ii) the one month London Interbank Offered Rate (LIBOR), and (iii) 0.0%, plus (b) a margin. The LOC also requires the Fund to pay, quarterly in arrears and at maturity, its pro rata share of a commitment fee based on the amount of the lenders' commitment that has not been utilized. As of July 31, 2019, the Fund had no outstanding loans. During the year ended July 31, 2019, the Fund did not utilize the LOC.
8. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of July 31, 2019, there were no outstanding loans. During the year ended July 31, 2019, the program was not utilized.
9. FEDERAL TAX INFORMATION (UNAUDITED)
For the fiscal year ended July 31, 2019, 87.92% of dividends paid by the Fund are interest-related dividends, as provided by the American Jobs Creation Act of 2004.
Annual Shareholder Report
16

Report of Independent Registered Public Accounting Firm
To The Board of Trustees of the Money Market Obligations Trust and Shareholders of Federated Institutional Prime Value Obligations Fund:
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of the Federated Institutional Prime Value Obligations Fund (the “Fund”), a portfolio of Money Market Obligations Trust, as of July 31, 2019, the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two year period then ended, and the related notes (collectively, the “financial statements”) and the financial highlights for each of the years in the five year period then ended. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of July 31, 2019, the results of its operations for the year then ended, the changes in its net assets for each of the years in the two year period then ended, and the financial highlights for each of the years in the five year period then ended, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
Annual Shareholder Report
17

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Such procedures also included confirmation of securities owned as of July 31, 2019, by correspondence with the custodian and brokers, or by other appropriate auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. We believe that our audits provide a reasonable basis for our opinion.
We have served as the auditor of one or more of Federated Investors'- investment companies since 2006.
Boston, Massachusetts
September 23, 2019
Annual Shareholder Report
18

Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or other service fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from February 1, 2019 to July 31, 2019..
ACTUAL EXPENSES
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Annual Shareholder Report
19

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.
	Beginning Account Value 2/1/2019	Ending Account Value 7/31/2019	Expenses Paid During Period[1]
Actual	$1,000	$1,012.50	$0.00[2,3]
Hypothetical (assuming a 5% return before expenses)	$1,000	$1,024.80	$0.00[2,3]
1	Expenses are equal to the Fund's Institutional Shares annualized net expense ratio of 0.00%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half-year period).
2	Represents less than $0.01.
3	Actual and Hypothetical expenses paid during the period utilizing the Fund's Institutional Shares current Fee Limit of 0.20% (as reflected in the Notes to Financial Statements, Note 5 under Expense Limitation), multiplied by the average account value over the period, multiplied by 181/365 (to reflect expenses paid as if they had been in effect throughout the most recent one-half-year period) would be $1.00 and $1.00, respectively.
Annual Shareholder Report
20

Federated Institutional Prime Obligations Fund
Financial INFORMATION
Federated Institutional Prime Value Obligations Fund invests primarily in Federated Institutional Prime Obligations Fund. Therefore the Federated Institutional Prime Obligations Fund's financial information is included on pages 22 through 55.
Federated Institutional Prime Obligations Fund
Annual Shareholder Report
21

Portfolio of Investments Summary Tables (unaudited)– Federated Institutional Prime Obligations Fund
At July 31, 2019, the Fund's portfolio composition1 was as follows:
Security Type	Percentage of Total Net Assets
Other Repurchase Agreements and Repurchase Agreements	32.0%
Variable Rate Instruments	28.8%
Commercial Paper	22.2%
Bank Instruments	16.1%
Asset-backed Securities	1.0%
Corporate Bond	0.2%
Other Assets and Liabilities—Net[2]	(0.3)%
TOTAL	100.0%
At July 31, 2019, the Fund's effective maturity3 schedule was as follows:
Securities With an Effective Maturity of:	Percentage of Total Net Assets
1-7 Days	52.9%[4]
8-30 Days	17.6%
31-90 Days	18.9%
91-180 Days	8.5%
181 Days or more	2.4%
Other Assets and Liabilities—Net[2]	(0.3)%
TOTAL	100.0%
1	See the Fund's Prospectus and Statement of Additional Information for more complete information regarding these security types.
2	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
3	Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940, which regulates money market mutual funds.
4	Overnight securities comprised 43.9% of the Fund's portfolio.
Federated Institutional Prime Obligations Fund
Annual Shareholder Report
22

Portfolio of Investments– Federated Institutional Prime Obligations Fund
July 31, 2019
Principal Amount			Value
		ASSET-BACKED SECURITIES—1.0%
		Finance - Automotive—0.5%
$44,699,783		Enterprise Fleet Financing 2019-1, LLC, Class A1, 2.700%, 3/23/2020	$44,736,750
5,177,392		Westlake Automobile Receivables Trust 2019-1, Class A1, 2.768%, 2/18/2020	5,178,786
61,938,393		Westlake Automobile Receivables Trust 2019-2, Class A1, 2.526%, 6/15/2020	61,947,318
		TOTAL	111,862,854
		Finance - Equipment—0.5%
98,735,258		CNH Equipment Trust 2019-B, Class A1, 2.565%, 6/12/2020	98,824,998
		TOTAL ASSET-BACKED SECURITIES (IDENTIFIED COST $210,550,826)	210,687,852
		CERTIFICATES OF DEPOSIT—10.3%
		Finance - Banking—10.3%
175,000,000		Bank of Montreal, 2.690%—2.700%, 3/9/2020 - 3/19/2020	175,655,130
150,000,000		MUFG Bank Ltd., 2.600%, 10/31/2019	150,121,164
100,000,000		Mizuho Bank Ltd., 2.320%, 11/26/2019	100,029,052
355,000,000		Mizuho Bank Ltd., 2.350%—2.540%, 8/16/2019 - 10/31/2019	354,486,578
150,000,000		Mizuho Bank Ltd., 2.540%—2.580%, 9/10/2019 - 9/17/2019	149,551,459
85,000,000		Nordea Bank Abp, 2.620%, 9/11/2019	85,000,000
50,000,000		Sumitomo Mitsui Banking Corp., 2.240%, 2/3/2020	49,430,995
563,500,000		Sumitomo Mitsui Trust Bank Ltd., 2.290%—2.330%, 10/11/2019 - 11/15/2019	563,547,272
349,000,000		Toronto Dominion Bank, 2.440%—2.600%, 8/19/2019 - 12/3/2019	349,162,650
185,000,000		Toronto Dominion Bank, 2.660%, 12/2/2019	185,258,624
25,000,000		Wells Fargo Bank International, 2.700%, 9/23/2019	25,000,000
		TOTAL CERTIFICATES OF DEPOSIT (IDENTIFIED COST $2,185,908,541)	2,187,242,924
	[1]	COMMERCIAL PAPER—22.2%
		Aerospace/Auto—0.5%
105,000,000		Daimler Finance NA LLC, (GTD by Daimler AG), 2.416%, 9/26/2019	104,608,000
		Finance - Banking—7.4%
105,178,000		Albion Capital LLC, (MUFG Bank Ltd. LIQ), 2.333%, 9/27/2019	104,791,647
125,000,000		Alpine Securitization LLC, (Credit Suisse AG LIQ), 2.560%, 9/23/2019	125,000,000
145,000,000		Banque et Caisse d'Epargne de L'Etat, 2.568%, 10/4/2019	144,426,645
45,000,000		Bedford Row Funding Corp., (GTD by Royal Bank of Canada), 2.648%—3.060%, 10/11/2019 - 4/6/2020	44,423,748
Federated Institutional Prime Obligations Fund
Annual Shareholder Report
23

Principal Amount			Value
	[1]	COMMERCIAL PAPER—continued
		Finance - Banking—continued
$100,000,000		J.P. Morgan Securities LLC, 2.398%, 12/3/2019	$99,251,736
145,000,000		J.P. Morgan Securities LLC, 2.660%, 10/16/2019	144,308,701
75,975,000		LMA-Americas LLC, (Credit Agricole Corporate and Investment Bank LIQ), 2.304%—2.534%, 8/7/2019 - 10/11/2019	75,715,460
5,300,000		Malayan Banking Berhad, New York—CPLOC, (Wells Fargo Bank, N.A. LOC), 2.644%, 10/7/2019	5,277,255
178,175,000		Manhattan Asset Funding Company LLC, (Sumitomo Mitsui Banking Corp. LIQ), 2.315%—2.416%, 9/4/2019 - 10/4/2019	177,625,418
125,000,000		Matchpoint Finance PLC, (BNP Paribas SA LIQ), 2.257%—2.314%, 9/26/2019 - 11/19/2019	124,230,680
50,000,000		Matchpoint Finance PLC, (BNP Paribas SA LIQ), 2.390%, 10/15/2019	49,752,553
50,000,000		National Australia Bank Ltd., Melbourne, 2.670%, 3/19/2020	49,300,778
100,000,000		Nordea Bank Abp, 2.398%, 12/2/2019	99,256,000
225,000,000		Nordea Bank Abp, 2.589%—2.593%, 9/23/2019 - 10/4/2019	224,125,003
45,000,000		Sumitomo Mitsui Banking Corp., 2.634%, 9/9/2019	44,873,250
30,000,000		Toronto Dominion Bank, 2.319%, 9/5/2019	29,932,625
25,000,000		Westpac Banking Corp. Ltd., Sydney, 3.102%, 11/1/2019	24,847,906
		TOTAL	1,567,139,405
		Finance - Commercial—2.2%
198,000,000		Atlantic Asset Securitization LLC, 2.325%—2.344%, 8/26/2019 - 10/8/2019	197,468,305
25,000,000		CAFCO, LLC, 2.665%, 8/7/2019	24,989,042
75,000,000		CHARTA, LLC, 2.312%, 9/19/2019	74,765,208
78,000,000		CRC Funding, LLC, 2.573%—2.655%, 8/27/2019 - 11/6/2019	77,735,032
100,000,000		Crown Point Capital Co., LLC, (Credit Suisse AG LIQ), 2.285%, 11/1/2019	99,421,850
		TOTAL	474,379,437
		Finance - Retail—5.2%
73,600,000		Barton Capital S.A., 2.456%—2.456%, 8/1/2019	73,600,000
149,000,000		Chariot Funding LLC, 2.720%—2.723%, 3/2/2020 - 3/9/2020	146,887,942
404,500,000		Sheffield Receivables Company LLC, 2.315%—2.646%, 8/1/2019 - 10/10/2019	403,551,730
400,000,000		Starbird Funding Corp., 2.382%—2.614%, 8/9/2019 - 11/6/2019	398,937,150
80,000,000		Thunder Bay Funding, LLC, 2.614%—2.635%, 9/4/2019 - 9/16/2019	79,756,361
		TOTAL	1,102,733,183
		Finance - Securities—2.7%
188,000,000		Anglesea Funding LLC, 2.263%—2.665%, 9/16/2019 - 11/1/2019	187,199,653
114,000,000		Chesham Finance LLC Series III, (Societe Generale, Paris COL), 2.301%, 8/5/2019	113,970,866
Federated Institutional Prime Obligations Fund
Annual Shareholder Report
24

Principal Amount			Value
	[1]	COMMERCIAL PAPER—continued
		Finance - Securities—continued
$94,000,000		Collateralized Commercial Paper Co. LLC, 2.620%—2.682%, 10/7/2019 - 11/5/2019	$93,548,548
50,000,000		Collateralized Commercial Paper FLEX Co., LLC, (J.P. Morgan Securities LLC COL), 2.929%, 8/15/2019	49,944,000
25,000,000		Collateralized Commercial Paper II Co. LLC, (J.P. Morgan Securities LLC COL), 3.231%, 11/25/2019	24,822,550
50,000,000		Great Bridge Capital Co., LLC, (Standard Chartered Bank COL), 2.369%, 9/27/2019	49,813,167
60,000,000		Longship Funding LLC, (Nordea Bank Abp COL), 2.547%, 8/12/2019	59,953,616
		TOTAL	579,252,400
		Food & Beverage—0.3%
60,000,000		Nestle Capital Corp., (GTD by Nestle S.A.), 2.620%, 12/23/2019	59,487,184
		Insurance—0.6%
119,196,000		UnitedHealth Group, Inc., 2.485%—2.505%, 8/1/2019 - 8/14/2019	119,146,744
		Sovereign—3.3%
709,000,000		Kells Funding, LLC, (FMS Wertmanagement AoR LIQ), 2.316%—2.603%, 8/8/2019 - 10/27/2019	707,305,359
		TOTAL COMMERCIAL PAPER (IDENTIFIED COST $4,712,657,660)	4,714,051,712
		CORPORATE BOND—0.2%
		Finance - Banking—0.2%
44,488,000		Westpac Banking Corp. Ltd., Sydney, Sr. Unsecd. Note, 2.150%, 3/6/2020 (IDENTIFIED COST $44,354,929)	44,421,226
	[2]	NOTES - VARIABLE—28.8%
		Aerospace/Auto—0.3%
74,000,000		Toyota Credit Canada, Inc., (Toyota Motor Corp. Support Agreement), 2.534% (1-month USLIBOR +0.170%), 8/8/2019	73,986,451
		Finance - Banking—24.1%
100,000,000		Alpine Securitization LLC, (Credit Suisse AG LIQ), 2.412% (3-month USLIBOR +0.150%), 8/26/2019	100,000,000
50,000,000		Alpine Securitization LLC, (Credit Suisse AG LIQ), 2.472% (1-month USLIBOR +0.200%), 8/20/2019	50,000,000
100,000,000		Alpine Securitization LLC, (Credit Suisse AG LIQ), 2.519% (1-month USLIBOR +0.150%), 8/12/2019	100,000,000
47,000,000		Bank of Montreal, 2.560% (1-month USLIBOR +0.200%), 8/5/2019	47,000,000
70,000,000		Bank of Montreal, 2.562% (1-month USLIBOR +0.160%), 8/1/2019	69,982,586
50,000,000		Bank of Montreal, 2.579% (1-month USLIBOR +0.200%), 8/12/2019	50,000,000
50,000,000		Bank of Montreal, 2.643% (3-month USLIBOR +0.340%), 10/15/2019	50,121,000
100,000,000		Bank of Montreal, 2.769% (1-month USLIBOR +0.400%), 8/12/2019	100,101,407
Federated Institutional Prime Obligations Fund
Annual Shareholder Report
25

Principal Amount			Value
	[2]	NOTES - VARIABLE—continued
		Finance - Banking—continued
$180,000,000		Bank of Nova Scotia, Toronto, 2.401% (1-month USLIBOR +0.160%), 8/28/2019	$179,957,866
149,500,000		Bank of Nova Scotia, Toronto, 2.470% (1-month USLIBOR +0.170%), 8/19/2019	149,469,835
74,500,000		Bank of Nova Scotia, Toronto, 2.660% (Effective Fed Funds +0.270%), 8/1/2019	74,506,123
99,500,000		Bank of Nova Scotia, Toronto, 2.660% (Effective Fed Funds +0.270%), 8/1/2019	99,508,200
200,000,000		Bank of Nova Scotia, Toronto, 2.680% (Effective Fed Funds +0.290%), 8/1/2019	199,999,144
20,000,000		Bedford Row Funding Corp., (GTD by Royal Bank of Canada), 2.456% (1-month USLIBOR +0.190%), 8/26/2019	19,998,618
50,000,000		Bedford Row Funding Corp., (GTD by Royal Bank of Canada), 2.457% (1-month USLIBOR +0.220%), 8/30/2019	50,000,000
30,000,000		Bedford Row Funding Corp., (GTD by Royal Bank of Canada), 2.463% (3-month USLIBOR +0.160%), 10/15/2019	30,016,172
20,000,000		Bedford Row Funding Corp., (GTD by Royal Bank of Canada), 2.492% (1-month USLIBOR +0.230%), 8/26/2019	20,000,000
60,000,000		Bedford Row Funding Corp., (GTD by Royal Bank of Canada), 2.505% (1-month USLIBOR +0.180%), 8/15/2019	59,993,620
50,000,000		Bedford Row Funding Corp., (GTD by Royal Bank of Canada), 2.549% (1-month USLIBOR +0.180%), 8/12/2019	50,001,075
40,000,000		Bedford Row Funding Corp., (GTD by Royal Bank of Canada), 2.579% (1-month USLIBOR +0.200%), 8/12/2019	40,004,945
50,000,000		Bedford Row Funding Corp., (GTD by Royal Bank of Canada), 2.579% (1-month USLIBOR +0.200%), 8/2/2019	49,998,687
35,000,000		Bedford Row Funding Corp., (GTD by Royal Bank of Canada), 2.579% (1-month USLIBOR +0.210%), 8/1/2019	35,002,325
30,000,000		Bedford Row Funding Corp., (GTD by Royal Bank of Canada), 2.589% (1-month USLIBOR +0.220%), 8/12/2019	29,999,658
25,000,000		Bedford Row Funding Corp., (GTD by Royal Bank of Canada), 2.599% (1-month USLIBOR +0.330%), 8/26/2019	25,014,386
110,000,000		Canadian Imperial Bank of Commerce, 2.462% (1-month USLIBOR +0.190%), 8/22/2019	110,000,000
119,500,000		Canadian Imperial Bank of Commerce, 2.531% (3-month USLIBOR +0.220%), 9/27/2019	119,590,836
100,000,000		Canadian Imperial Bank of Commerce, 2.539% (1-month USLIBOR +0.170%), 8/12/2019	100,002,934
100,000,000		Canadian Imperial Bank of Commerce, 2.578% (1-month USLIBOR +0.180%), 8/2/2019	100,014,769
100,000,000		Canadian Imperial Bank of Commerce, 2.582% (1-month USLIBOR +0.180%), 8/1/2019	100,011,941
75,000,000		Canadian Imperial Bank of Commerce, 2.650% (Effective Fed Funds +0.260%), 8/1/2019	74,999,686
Federated Institutional Prime Obligations Fund
Annual Shareholder Report
26

Principal Amount			Value
	[2]	NOTES - VARIABLE—continued
		Finance - Banking—continued
$140,000,000		Canadian Imperial Bank of Commerce, 2.650% (Effective Fed Funds +0.260%), 8/1/2019	$139,999,922
25,000,000		Canadian Imperial Bank of Commerce, 2.650% (Effective Fed Funds +0.260%), 8/1/2019	24,999,998
20,000,000		Canadian Imperial Bank of Commerce, 2.670% (Effective Fed Funds +0.280%), 8/1/2019	20,002,771
40,000,000		Canadian Imperial Bank of Commerce, 2.714% (1-month USLIBOR +0.350%), 8/8/2019	40,038,406
100,000,000		Canadian Imperial Bank of Commerce, 2.788% (1-month USLIBOR +0.400%), 8/5/2019	100,115,995
6,355,000		Centra State Medical Arts Building LLC, (TD Bank, N.A. LOC), 2.500%, 8/7/2019	6,355,000
80,000,000		Commonwealth Bank of Australia, 2.482% (1-month USLIBOR +0.220%), 8/27/2019	80,000,000
125,000,000		Commonwealth Bank of Australia, 2.566% (1-month USLIBOR +0.200%), 8/9/2019	125,000,000
5,370,000		Dynetics, Inc., Series 2010-A, (Branch Banking & Trust Co. LOC), 2.430%, 8/1/2019	5,370,000
3,000,000		Griffin-Spalding County, GA Development Authority, Norcom, Inc. Project 2013A, (Bank of America N.A. LOC), 2.450%, 8/1/2019	3,000,000
7,000,000		Griffin-Spalding County, GA Development Authority, Norcom, Inc. Project, (Bank of America N.A. LOC), 2.450%, 8/1/2019	7,000,000
10,000,000		J.P. Morgan Securities LLC, 2.435% (1-month USLIBOR +0.110%), 8/14/2019	10,000,183
5,375,000		Michael Dennis Sullivan Irrevocable Trust, Series 2015, (Wells Fargo Bank, N.A. LOC), 2.440%, 8/1/2019	5,375,000
9,780,000		Mike P. Sturdivant, Sr. Family Trust, Series 2016, (Wells Fargo Bank, N.A. LOC), 2.440%, 8/1/2019	9,780,000
100,000,000		National Australia Bank Ltd., Melbourne, 2.418% (3-month USLIBOR +0.100%), 9/30/2019	99,986,267
125,000,000		National Australia Bank Ltd., Melbourne, 2.432% (1-month USLIBOR +0.160%), 8/20/2019	124,981,187
60,000,000		National Australia Bank Ltd., Melbourne, 2.446% (1-month USLIBOR +0.180%), 8/27/2019	59,995,854
46,000,000		Pepper I-Prime 2018-2 Trust, Class A1U1, (GTD by National Australia Bank Ltd., Melbourne), 2.761% (1-month USLIBOR +0.350%), 8/13/2019	46,023,948
40,000,000		Pepper I-Prime 2019-1 Trust, Class A1U1, (GTD by National Australia Bank Ltd., Melbourne), 2.751% (1-month USLIBOR +0.350%), 8/14/2020	40,056,948
30,500,000		Pepper Residential Securities Trust No. 19, Class A1U2, (GTD by National Australia Bank Ltd., Melbourne), 2.763% (1-month USLIBOR +0.350%), 8/12/2019	30,512,142
Federated Institutional Prime Obligations Fund
Annual Shareholder Report
27

Principal Amount			Value
	[2]	NOTES - VARIABLE—continued
		Finance - Banking—continued
$4,960,000		Public Building Corp. Springfield, MO, Jordan Valley Ice Park, Series 2003, (U.S. Bank, N.A. LOC), 2.270%, 8/1/2019	$4,960,000
49,500,000		Royal Bank of Canada, 2.462% (3-month USLIBOR +0.140%), 10/16/2019	49,524,605
20,000,000		Royal Bank of Canada, 2.520% (1-month USLIBOR +0.160%), 8/5/2019	19,998,473
25,000,000		Royal Bank of Canada, 2.525% (1-month USLIBOR +0.200%), 8/15/2019	25,000,000
50,000,000		Royal Bank of Canada, 2.542% (3-month USLIBOR +0.210%), 10/3/2019	50,037,492
25,000,000		Royal Bank of Canada, 2.597% (1-month USLIBOR +0.360%), 8/30/2019	25,018,968
48,600,000		Royal Bank of Canada, 2.630% (Effective Fed Funds +0.260%), 9/10/2019	48,599,747
50,000,000		Royal Bank of Canada, 2.650% (Effective Fed Funds +0.260%), 8/1/2019	49,999,713
50,000,000		Royal Bank of Canada, 2.650% (Effective Fed Funds +0.260%), 8/1/2019	49,999,704
50,000,000		Royal Bank of Canada, 2.660% (Effective Fed Funds +0.270%), 8/1/2019	50,007,489
100,000,000		Royal Bank of Canada, 2.670% (Effective Fed Funds +0.280%), 8/1/2019	100,019,997
20,000,000		Royal Bank of Canada, 2.670% (Effective Fed Funds +0.280%), 8/1/2019	20,004,386
40,000,000		Royal Bank of Canada, 2.710% (Effective Fed Funds +0.310%), 8/1/2019	40,000,444
15,000,000		SSAB AB (publ), Series 2014-B, (Credit Agricole Corporate and Investment Bank LOC), 2.430%, 8/1/2019	15,000,000
20,000,000		SSAB AB (publ), Series 2015-B, (Nordea Bank Abp LOC), 2.430%, 8/1/2019	20,000,000
750,000		St. Andrew United Methodist Church, Series 2004, (Wells Fargo Bank, N.A. LOC), 2.400%, 8/1/2019	750,000
100,000,000		Sumitomo Mitsui Banking Corp., 2.470% (1-month USLIBOR +0.110%), 8/5/2019	100,003,236
25,000,000		Sumitomo Mitsui Banking Corp., 2.488% (1-month USLIBOR +0.100%), 8/5/2019	25,000,192
200,000,000		Sumitomo Mitsui Banking Corp., 2.497% (1-month USLIBOR +0.130%), 8/9/2019	199,976,744
100,000,000		Sumitomo Mitsui Trust Bank Ltd., 2.470% (1-month USLIBOR +0.110%), 8/5/2019	100,003,236
50,000,000		Toronto Dominion Bank, 2.469% (1-month USLIBOR +0.200%), 8/27/2019	49,999,970
25,000,000		Toronto Dominion Bank, 2.498% (1-month USLIBOR +0.200%), 8/19/2019	24,999,986
Federated Institutional Prime Obligations Fund
Annual Shareholder Report
28

Principal Amount			Value
	[2]	NOTES - VARIABLE—continued
		Finance - Banking—continued
$25,000,000		Toronto Dominion Bank, 2.611% (1-month USLIBOR +0.370%), 8/27/2019	$25,019,649
75,000,000		Toronto Dominion Bank, 2.660% (Effective Fed Funds +0.270%), 8/1/2019	74,999,628
100,000,000		Toronto Dominion Bank, 2.670% (Effective Fed Funds +0.280%), 8/1/2019	99,999,555
40,000,000		Toronto Dominion Bank, 2.675% (1-month USLIBOR +0.350%), 8/13/2019	40,028,620
35,000,000		Toronto Dominion Bank, 2.710% (Effective Fed Funds +0.320%), 8/1/2019	34,999,899
50,000,000		Toronto Dominion Bank, 2.710% (Effective Fed Funds +0.320%), 8/1/2019	49,999,838
100,000,000		Westpac Banking Corp. Ltd., Sydney, 2.500% (3-month USLIBOR +0.180%), 10/2/2019	100,066,169
75,000,000		Westpac Banking Corp. Ltd., Sydney, 2.556% (1-month USLIBOR +0.190%), 8/9/2019	75,000,000
150,000,000		Westpac Banking Corp. Ltd., Sydney, 2.670% (Effective Fed Funds +0.280%), 8/1/2019	150,041,671
127,200,000		Westpac Banking Corp. Ltd., Sydney, 2.690% (Effective Fed Funds +0.300%), 8/1/2019	127,252,924
6,485,000		Yeshivas Novominsk, Series 2008, (TD Bank, N.A. LOC), 2.370%, 8/1/2019	6,485,000
		TOTAL	5,116,686,769
		Finance - Commercial—0.7%
50,000,000		Crown Point Capital Co., LLC, (Credit Suisse AG LIQ), 2.525% (1-month USLIBOR +0.200%), 8/14/2019	50,000,000
99,500,000		Crown Point Capital Co., LLC, (Credit Suisse AG LIQ), 2.564% (1-month USLIBOR +0.200%), 8/6/2019	99,500,000
		TOTAL	149,500,000
		Finance - Retail—1.1%
25,000,000		Chariot Funding LLC, 2.479% (1-month USLIBOR +0.210%), 8/26/2019	25,010,892
25,000,000		Chariot Funding LLC, 2.592% (1-month USLIBOR +0.190%), 8/1/2019	25,002,644
50,000,000		Old Line Funding, LLC, 2.710% (Effective Fed Funds +0.320%), 8/1/2020	49,999,997
60,000,000		Old Line Funding, LLC, 2.738% (1-month USLIBOR +0.350%), 8/5/2019	60,000,000
67,500,000		Thunder Bay Funding, LLC, 2.710% (Effective Fed Funds +0.320%), 8/1/2020	67,499,996
		TOTAL	227,513,529
Federated Institutional Prime Obligations Fund
Annual Shareholder Report
29

Principal Amount			Value
	[2]	NOTES - VARIABLE—continued
		Finance - Securities—1.8%
$42,000,000		Anglesea Funding LLC, (Citigroup Global Markets, Inc. COL)/(HSBC Bank PLC COL)/(J.P. Morgan Securities LLC COL)/(Societe Generale, Paris COL), 2.461% (1-month USLIBOR +0.220%), 8/28/2019	$42,000,000
95,000,000		Anglesea Funding LLC, (Citigroup Global Markets, Inc. COL)/(HSBC Bank PLC COL)/(J.P. Morgan Securities LLC COL)/(Societe Generale, Paris COL), 2.587% (1-month USLIBOR +0.220%), 8/9/2019	95,000,000
25,000,000		Anglesea Funding LLC, (Citigroup Global Markets, Inc. COL)/(HSBC Bank PLC COL)/(J.P. Morgan Securities LLC COL)/(Societe Generale, Paris COL), 2.608% (1-month USLIBOR +0.220%), 8/5/2019	25,000,000
50,000,000		Anglesea Funding LLC, (Citigroup Global Markets, Inc. COL)/(HSBC Bank PLC COL)/(J.P. Morgan Securities LLC COL)/(Societe Generale, Paris COL), 2.622% (1-month USLIBOR +0.220%), 8/1/2019	50,000,000
8,000,000		Collateralized Commercial Paper Co. LLC, (J.P. Morgan Securities LLC COL), 2.522% (1-month USLIBOR +0.120%), 8/6/2019	7,999,678
49,500,000		Collateralized Commercial Paper FLEX Co., LLC, (J.P. Morgan Securities LLC COL), 2.381% (1-month USLIBOR +0.120%), 8/23/2019	49,498,003
50,000,000		Collateralized Commercial Paper FLEX Co., LLC, (J.P. Morgan Securities LLC COL), 2.522% (1-month USLIBOR +0.120%), 8/2/2019	49,995,611
20,000,000		Collateralized Commercial Paper FLEX Co., LLC, (J.P. Morgan Securities LLC COL), 2.532% (1-month USLIBOR +0.130%), 8/6/2019	19,999,019
40,000,000		Glencove Funding LLC, (JPMorgan Chase Bank, N.A. COL), 2.568% (1-month USLIBOR +0.180%), 8/5/2019	40,000,000
		TOTAL	379,492,311
		Government Agency—0.8%
9,015,000		Austen Children's Gift Trust, (FHLB of Dallas LOC), 2.430%, 8/1/2019	9,015,000
5,445,000		Design Center LLC, (FHLB of Pittsburgh LOC), 2.430%, 8/1/2019	5,445,000
23,900,000		Fiddyment Ranch Apartments LP, Series 2017-A Fiddyment Ranch Apartments, (FHLB of San Francisco LOC), 2.440%, 8/1/2019	23,900,000
23,900,000		Fiddyment Ranch Apartments LP, Series 2017-B Fiddyment Ranch Apartments, (FHLB of San Francisco LOC), 2.440%, 8/1/2019	23,900,000
16,700,000		Greene County Development Authority, Reynolds Lodge, LLC Series 2000B, 2.300%, 8/7/2019	16,700,000
32,000,000		HW Hellman Building, L.P., HW Hellman Building Apartments Project Series 2015-A, (FHLB of San Francisco LOC), 2.440%, 8/1/2019	32,000,000
16,000,000		HW Hellman Building, L.P., HW Hellman Building Apartments Project Series 2015-B, (FHLB of San Francisco LOC), 2.440%, 8/1/2019	16,000,000
5,845,000		Herman & Kittle Capital, LLC, Canterbury House Apartments-Lebanon Project Series 2005, (FHLB of Cincinnati LOC), 2.430%, 8/1/2019	5,845,000
4,655,000		Jefferson at Stadium Park—Phase B Owner LLC, Jefferson at Stadium Park Apartments, (FHLB of San Francisco LOC), 2.440%, 8/1/2019	4,655,000
6,200,000		Mohr Green Associates L.P., 2012-A, (FHLB of San Francisco LOC), 2.440%, 8/1/2019	6,200,000
19,640,000		OSL Santa Rosa Fountaingrove LLC, (FHLB of San Francisco LOC), 2.440%, 8/1/2019	19,640,000
Federated Institutional Prime Obligations Fund
Annual Shareholder Report
30

Principal Amount			Value
	[2]	NOTES - VARIABLE—continued
		Government Agency—continued
$5,740,000		The Leopold Family Insurance Trust, (FHLB of Dallas LOC), 2.430%, 8/1/2019	$5,740,000
5,975,000		The Thompson 2018 Family Trust, (FHLB of Dallas LOC), 2.420%, 8/1/2019	5,975,000
		TOTAL	175,015,000
		TOTAL NOTES - VARIABLE (IDENTIFIED COST $6,121,553,677)	6,122,194,060
		TIME DEPOSITS—5.8%
		Finance - Banking—5.8%
279,000,000		ABN Amro Bank NV, 2.290%, 8/5/2019	279,000,000
950,000,000		Credit Agricole Corporate and Investment Bank, 2.340%, 8/1/2019	950,000,000
		TOTAL TIME DEPOSITS (IDENTIFIED COST $1,229,000,000)	1,229,000,000
		OTHER REPURCHASE AGREEMENTS—9.2%
		Finance - Banking—9.2%
50,000,000		BMO Capital Markets Corp., 2.470%, dated 7/31/2019, interest in a $140,000,000 collateralized loan agreement will repurchase securities provided as collateral for $140,009,606 on 8/1/2019, in which asset-backed securities, corporate bonds and medium term notes with a market value of $142,809,798 have been received as collateral and held with BNY Mellon as tri-party agent.	50,000,000
25,000,000		BMO Capital Markets Corp., 2.520%, dated 7/31/2019, interest in a $50,000,000 collateralized loan agreement will repurchase securities provided as collateral for $50,003,500 on 8/1/2019, in which asset-backed securities, collateralized mortgage obligations and corporate bonds with a market value of $51,003,694 have been received as collateral and held with BNY Mellon as tri-party agent.	25,000,000
64,000,000		BNP Paribas SA, 2.500%, dated 7/31/2019, interest in a $175,000,000 collateralized loan agreement will repurchase securities provided as collateral for $175,012,153 on 8/1/2019, in which collateralized mortgage obligations and corporate bonds with a market value of $178,512,396 have been received as collateral and held with BNY Mellon as tri-party agent.	64,000,000
25,000,000		Citigroup Global Markets, Inc., 2.665%, dated 2/1/2019, interest in a $75,000,000 collateralized loan agreement will repurchase securities provided as collateral for $76,005,165 on 8/1/2019, in which medium-term notes and sovereign with a market value of $76,697,598 have been received as collateral and held with BNY Mellon as tri-party agent.	25,000,000
95,000,000		Citigroup Global Markets, Inc., 2.715%, dated 2/1/2019, interest in a $145,000,000 collateralized loan agreement will repurchase securities provided as collateral for $146,979,770 on 8/1/2019, in which asset-backed securities, collateralized mortgage obligations and medium-term notes with a market value of $148,288,390 have been received as collateral and held with BNY Mellon as tri-party agent.	95,000,000
Federated Institutional Prime Obligations Fund
Annual Shareholder Report
31

Principal Amount		Value
	OTHER REPURCHASE AGREEMENTS—continued
	Finance - Banking—continued
$48,400,000	Citigroup Global Markets, Inc., 2.870%, dated 7/31/2019, interest in a $50,000,000 collateralized loan agreement will repurchase securities provided as collateral for $50,003,986 on 8/1/2019, in which asset-backed securities and collateralized mortgage obligations with a market value of $51,094,684 have been received as collateral and held with BNY Mellon as tri-party agent.	$48,400,000
125,000,000	HSBC Securities (USA), Inc., 2.470%, dated 7/31/2019, interest in a $125,000,000 collateralized loan agreement will repurchase securities provided as collateral for $125,008,576 on 8/1/2019, in which corporate bonds, medium-term notes and sovereign with a market value of $127,500,000 have been received as collateral and held with BNY Mellon as tri-party agent.	125,000,000
79,749,000	HSBC Securities (USA), Inc., 2.570%, dated 7/31/2019, interest in a $175,000,000 collateralized loan agreement will repurchase securities provided as collateral for $175,012,493 on 8/1/2019, in which corporate bonds with a market value of $178,500,000 have been received as collateral and held with BNY Mellon as tri-party agent.	79,749,000
50,000,000	ING Financial Markets LLC, 2.600%, dated 7/1/2019, interest in a $100,000,000 collateralized loan agreement will repurchase securities provided as collateral for $100,223,889 on 8/1/2019, in which corporate bonds with a market value of $102,228,367 have been received as collateral and held with BNY Mellon as tri-party agent.	50,000,000
50,000,000	J.P. Morgan Securities LLC, 2.760%, dated 6/17/2019, interest in a $100,000,000 collateralized loan agreement will repurchase securities provided as collateral for $101,403,127 on 9/17/2019, in which asset-backed securities and collateralized mortgage obligations with a market value of $102,000,000 have been received as collateral and held with BNY Mellon as tri-party agent.	50,000,000
100,000,000	MUFG Securities Americas, Inc., 2.490%, dated 7/31/2019, interest in a $250,000,000 collateralized loan agreement will repurchase securities provided as collateral for $250,017,292 on 8/1/2019, in which municipal bonds with a market value of $255,017,638 have been received as collateral and held with BNY Mellon as tri-party agent.	100,000,000
80,000,000	MUFG Securities Americas, Inc., 2.570%, dated 7/31/2019, interest in a $200,000,000 collateralized loan agreement will repurchase securities provided as collateral for $200,014,278 on 8/1/2019, in which American depositary receipts, common stocks, convertible bonds, corporate bonds, exchange traded funds and unit investment trust with a market value of $204,014,564 have been received as collateral and held with BNY Mellon as tri-party agent.	80,000,000
50,000,000	Mizuho Securities USA, Inc., 2.630%, dated 7/23/2019, interest in a $50,000,000 collateralized loan agreement will repurchase securities provided as collateral for $50,051,139 on 8/6/2019, in which exchange traded funds with a market value of $51,033,553 have been received as collateral and held with BNY Mellon as tri-party agent.	50,000,000
Federated Institutional Prime Obligations Fund
Annual Shareholder Report
32

Principal Amount		Value
	OTHER REPURCHASE AGREEMENTS—continued
	Finance - Banking—continued
$50,000,000	Mizuho Securities USA, Inc., 2.660%, dated 3/14/2018, interest in a $160,000,000 collateralized loan agreement will repurchase securities provided as collateral for $160,761,822 on 9/9/2019, in which exchange traded with a market value of $163,480,251 have been received as collateral and held with BNY Mellon as tri-party agent.	$50,000,000
215,000,000	Societe Generale, Paris, 2.480%, dated 7/31/2019, interest in a $650,000,000 collateralized loan agreement will repurchase securities provided as collateral for $650,044,778 on 8/1/2019, in which corporate bonds, medium-term notes and sovereign with a market value of $663,045,674 have been received as collateral and held with BNY Mellon as tri-party agent.	215,000,000
201,200,000	Societe Generale, Paris, 2.550%, dated 7/31/2019, interest in a $450,000,000 collateralized loan agreement will repurchase securities provided as collateral for $450,031,875 on 8/1/2019, in which corporate bonds, medium-term notes and sovereign with a market value of $459,032,513 have been received as collateral and held with BNY Mellon as tri-party agent.	201,200,000
100,000,000	Wells Fargo Securities LLC, 2.400%, dated 7/31/2019, interest in a $100,000,000 collateralized loan agreement will repurchase securities provided as collateral for $100,046,667 on 8/7/2019, in which commercial paper with a market value of $102,006,801 have been received as collateral and held with BNY Mellon as tri-party agent.	100,000,000
100,000,000	Wells Fargo Securities LLC, 2.470%, dated 7/31/2019, interest in a $200,000,000 collateralized loan agreement will repurchase securities provided as collateral for $200,013,722 on 8/1/2019, in which commercial paper and medium-term notes with a market value of $204,013,998 have been received as collateral and held with BNY Mellon as tri-party agent.	100,000,000
100,000,000	Wells Fargo Securities LLC, 2.520%, dated 7/30/2019, interest in a $100,000,000 collateralized loan agreement will repurchase securities provided as collateral for $100,049,000 on 8/6/2019, in which medium-term notes and sovereign with a market value of $102,015,081 have been received as collateral and held with BNY Mellon as tri-party agent.	100,000,000
175,000,000	Wells Fargo Securities LLC, 2.530%, dated 7/25/2019, interest in a $175,000,000 collateralized loan agreement will repurchase securities provided as collateral for $175,086,090 on 8/1/2019, in which commercial paper with a market value of $178,587,812 have been received as collateral and held with BNY Mellon as tri-party agent.	175,000,000
80,000,000	Wells Fargo Securities LLC, 2.680%, dated 7/22/2019, interest in a $80,000,000 collateralized loan agreement will repurchase securities provided as collateral for $80,524,089 on 10/18/2019, in which collateralized mortgage obligations with a market value of $81,660,747 have been received as collateral and held with BNY Mellon as tri-party agent.	80,000,000
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Principal Amount		Value
	OTHER REPURCHASE AGREEMENTS—continued
	Finance - Banking—continued
$100,000,000	Wells Fargo Securities LLC, 3.130%, dated 4/18/2019, interest in a $100,000,000 collateralized loan agreement will repurchase securities provided as collateral for $101,565,000 on 10/15/2019, in which asset-backed securities with a market value of $102,931,176 have been received as collateral and held with BNY Mellon as tri-party agent.	$100,000,000
	TOTAL OTHER REPURCHASE AGREEMENTS (IDENTIFIED COST $1,963,349,000)	1,963,349,000
	REPURCHASE AGREEMENTS—22.8%
	Finance - Banking—22.8%
500,000,000	Interest in $1,500,000,000 joint repurchase agreement 2.550%, dated 7/31/2019 under which Bank of Nova Scotia will repurchase securities provided as collateral for $1,500,106,250 on 8/1/2019. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency and U.S. Treasury securities with various maturities to 8/1/2049 and the market value of those underlying securities was $1,530,108,473.	500,000,000
500,000,000	Interest in $1,250,000,000 joint repurchase agreement 2.560%, dated 7/31/2019 under which Mitsubishi UFJ Securities (USA), Inc. will repurchase securities provided as collateral for $1,250,088,889 on 8/1/2019. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities with various maturities to 6/1/2056 and the market value of those underlying securities was $1,286,601,053.	500,000,000
1,000,000,000	Interest in $3,000,000,000 joint repurchase agreement 2.560%, dated 7/31/2019 under which Nomura Securities International, Inc. will repurchase securities provided as collateral for $3,000,213,333 on 8/1/2019. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency and U.S. Treasury securities with various maturities to 3/20/2069 and the market value of those underlying securities was $3,060,198,846.	1,000,000,000
500,000,000	Interest in $500,000,000 joint repurchase agreement 2.550%, dated 7/31/2019 under which RBC Dominion Securities, Inc. will repurchase securities provided as collateral for $500,035,417 on 8/1/2019. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities with various maturities to 5/20/2049 and the market value of those underlying securities was $510,674,041.	500,000,000
351,000,000	Interest in $3,000,000,000 joint repurchase agreement 2.560%, dated 7/31/2019 under which Sumitomo Mitsui Banking Corp will repurchase securities provided as collateral for $3,000,213,333 on 8/1/2019. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities with various maturities to 12/1/2048 and the market value of those underlying securities was $3,060,217,600.	351,000,000
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Principal Amount		Value
	REPURCHASE AGREEMENTS—continued
	Finance - Banking—continued
$245,100,000	Interest in $250,000,000 joint repurchase agreement 2.560%, dated 7/31/2019 under which Wells Fargo Securities LLC will repurchase securities provided as collateral for $250,017,778 on 8/1/2019. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities with various maturities to 11/25/2051 and the market value of those underlying securities was $255,140,971.	$245,100,000
1,750,000,000	Interest in $4,605,000,000 joint repurchase agreement 2.560%, dated 7/31/2019 under which Wells Fargo Securities LLC will repurchase securities provided as collateral for $4,605,327,467 on 8/1/2019. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities with various maturities to 8/1/2049 and the market value of those underlying securities was $4,697,469,652.	1,750,000,000
	TOTAL REPURCHASE AGREEMENTS (IDENTIFIED COST $4,846,100,000)	4,846,100,000
	TOTAL INVESTMENT IN SECURITIES—100.3% (IDENTIFIED COST $21,313,474,633)[3]	21,317,046,774
	OTHER ASSETS AND LIABILITIES - NET—(0.3)%[4]	(61,918,564)
	TOTAL NET ASSETS—100%	$21,255,128,210
1	Discount rate at time of purchase for discount issues, or the coupon for interest-bearing issues.
2	Floating/variable note with current rate and current maturity or next reset date shown. Certain variable rate securities are not based on a published reference rate and spread, but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.
3	Also represents cost for federal tax purposes.
4	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Note: The categories of investments are shown as a percentage of total net assets at July 31, 2019.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
As of July 31, 2019, all investments of the Fund utilized Level 2 inputs in valuing the Fund's assets carried at fair value.
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The following acronyms are used throughout this portfolio:
COL	—Collateralized
FHLB	—Federal Home Loan Bank
GTD	—Guaranteed
LIBOR	—London Interbank Offered Rate
LIQ	—Liquidity Agreement
LOC	—Letter of Credit
See Notes which are an integral part of the Financial Statements
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Financial Highlights–Institutional Shares–
Federated Institutional Prime Obligations Fund
(For a Share Outstanding Throughout Each Period)
Year Ended July 31	2019	2018	2017	2016	2015
Net Asset Value, Beginning of Period	$1.0003	$1.0003	$1.0000	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.0239	0.0156	0.0063	0.003	0.000[1]
Net realized and unrealized gain	0.0001	0.0000[2]	0.0011	0.001	0.000[1]
TOTAL FROM INVESTMENT OPERATIONS	0.0240	0.0156	0.0074	0.004	0.000[1]
Less Distributions:
Distributions from net investment income	(0.0239)	(0.0156)	(0.0063)	(0.003)	(0.000)[1]
Distributions from paid in surplus	—	—	(0.0008)	(0.001)	—
TOTAL DISTRIBUTIONS	(0.0239)	(0.0156)	(0.0071)	(0.004)	(0.000)[1]
Net Asset Value, End of Period	$1.0004	$1.0003	$1.0003	$1.00	$1.00
Total Return[3]	2.43%	1.57%	0.66%	0.26%	0.04%
Ratios to Average Net Assets:
Net expenses	0.15%	0.17%	0.20%	0.21%	0.20%
Net investment income	2.41%	1.62%	0.40%	0.26%	0.04%
Expense waiver/reimbursement[4]	0.13%	0.12%	0.10%	0.08%	0.08%
Supplemental Data:
Net assets, end of period (000 omitted)	$21,146,776	$10,941,508	$787,309	$21,921,916	$30,806,315
1	Represents less than $0.001.
2	Represents less than $0.0001.
3	Based on net asset value.
4	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
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Financial Highlights–Service Shares–
Federated Institutional Prime Obligations Fund
(For a Share Outstanding Throughout Each Period)
Year Ended July 31	2019	2018	2017	2016	2015
Net Asset Value, Beginning of Period	$1.0002	$1.0003	$1.0000	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.0218	0.0134	0.0040	0.001	0.000[1]
Net realized and unrealized gain	0.0002	0.0000[2]	0.0012	0.001	0.000[1]
TOTAL FROM INVESTMENT OPERATIONS	0.0220	0.0134	0.0052	0.002	0.000[1]
Less Distributions:
Distributions from net investment income	(0.0218)	(0.0135)	(0.0040)	(0.001)	(0.000)[1]
Distributions from paid in surplus	—	—	(0.0009)	(0.001)	—
TOTAL DISTRIBUTIONS	(0.0218)	(0.0135)	(0.0049)	(0.002)	(0.000)[1]
Net Asset Value, End of Period	$1.0004	$1.0002	$1.0003	$1.00	$1.00
Total Return[3]	2.22%	1.35%	0.43%	0.07%	0.01%
Ratios to Average Net Assets:
Net expenses	0.37%	0.39%	0.45%	0.39%	0.24%
Net investment income	2.21%	1.33%	0.13%	0.07%	0.01%
Expense waiver/reimbursement[4]	0.13%	0.12%	0.10%	0.15%	0.30%
Supplemental Data:
Net assets, end of period (000 omitted)	$93,979	$47,817	$37,873	$1,841,641	$2,881,460
1	Represents less than $0.001.
2	Represents less than $0.0001.
3	Based on net asset value.
4	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
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Financial Highlights–Capital Shares–
Federated Institutional Prime Obligations Fund
(For a Share Outstanding Throughout Each Period)
Year Ended July 31	2019	2018	2017	2016	2015
Net Asset Value, Beginning of Period	$1.0002	$1.0002	$1.0000	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.0234	0.0151	0.0058	0.002	0.000[1]
Net realized and unrealized gain	0.0002	0.0000[2]	0.0010	0.001	0.000[1]
TOTAL FROM INVESTMENT OPERATIONS	0.0236	0.0151	0.0068	0.003	0.000[1]
Less Distributions:
Distributions from net investment income	(0.0234)	(0.0151)	(0.0058)	(0.002)	(0.000)[1]
Distributions from paid in surplus	—	—	(0.0008)	(0.001)	—
TOTAL DISTRIBUTIONS	(0.0234)	(0.0151)	(0.0066)	(0.003)	(0.000)[1]
Net Asset Value, End of Period	$1.0004	$1.0002	$1.0002	$1.00	$1.00
Total Return[3]	2.39%	1.52%	0.60%	0.21%	0.01%
Ratios to Average Net Assets:
Net expenses	0.20%	0.23%	0.25%	0.26%	0.23%
Net investment income	2.31%	1.52%	0.34%	0.22%	0.01%
Expense waiver/reimbursement[4]	0.13%	0.12%	0.10%	0.08%	0.10%
Supplemental Data:
Net assets, end of period (000 omitted)	$14,374	$25,206	$14,549	$526,605	$637,721
1	Represents less than $0.001.
2	Represents less than $0.0001.
3	Based on net asset value.
4	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
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Statement of Assets and Liabilities–
Federated Institutional Prime Obligations Fund
July 31, 2019
Assets:
Investment in other repurchase agreements and repurchase agreements	$6,809,449,000
Investment in securities	14,507,597,774
Total investment in securities, at value (identified cost $21,313,474,633)		$21,317,046,774
Income receivable		24,022,342
TOTAL ASSETS		21,341,069,116
Liabilities:
Payable for investments purchased	49,430,994
Bank overdraft	65,507
Income distribution payable	36,015,218
Payable for investment adviser fee (Note 5)	39,526
Payable for administrative fee (Note 5)	46,104
Payable for Directors'/Trustees' fees (Note 5)	169
Accrued expenses (Note 5)	343,388
TOTAL LIABILITIES		85,940,906
Net assets for 21,246,747,083 shares outstanding		$21,255,128,210
Net Assets Consist of:
Paid-in capital		$21,251,501,232
Total distributable earnings		3,626,978
TOTAL NET ASSETS		$21,255,128,210
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
Institutional Shares:
$21,146,775,552 ÷ 21,138,433,669 shares outstanding, no par value, unlimited shares authorized		$1.0004
Service Shares:
$93,978,522 ÷ 93,945,115 shares outstanding, no par value, unlimited shares authorized		$1.0004
Capital Shares:
$14,374,136 ÷ 14,368,299 shares outstanding, no par value, unlimited shares authorized		$1.0004
See Notes which are an integral part of the Financial Statements
Federated Institutional Prime Obligations Fund
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40

Statement of Operations–
Federated Institutional Prime Obligations Fund
Year Ended July 31, 2019
Investment Income:
Interest		$396,650,935
Expenses:
Investment adviser fee (Note 5)	$30,955,679
Administrative fee (Note 5)	12,338,977
Custodian fees	526,510
Transfer agent fee	270,043
Directors'/Trustees' fees (Note 5)	94,361
Auditing fees	25,110
Legal fees	11,889
Portfolio accounting fees	274,905
Distribution services fee (Note 5)	1,311
Other service fees (Notes 2 and 5)	154,928
Share registration costs	95,559
Printing and postage	23,119
Miscellaneous (Note 5)	79,685
TOTAL EXPENSES	44,852,076
Waiver of investment adviser fee (Note 5)	(20,720,663)
Net expenses		24,131,413
Net investment income		372,519,522
Realized and Unrealized Gain (Loss) on Investments:
Net realized gain on investments		55,250
Net change in unrealized appreciation of investments		2,163,260
Net realized and unrealized gain on investments		2,218,510
Change in net assets resulting from operations		$374,738,032
See Notes which are an integral part of the Financial Statements
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Statement of Changes in Net Assets–
Federated Institutional Prime Obligations Fund
Year Ended July 31	2019	2018
Increase (Decrease) in Net Assets
Operations:
Net investment income	$372,519,522	$127,502,255
Net realized gain	55,250	17,644
Net change in unrealized appreciation/depreciation	2,163,260	1,249,409
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	374,738,032	128,769,308
Distributions to Shareholders (Note 2):
Automated Shares[1]	(2)	(0)[2]
Institutional Shares	(370,570,446)	(126,629,392)
Service Shares	(1,436,015)	(514,907)
Capital Shares	(528,383)	(345,817)
Trust Shares[3]	(9,911)	(6,679)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(372,544,757)	(127,496,795)
Share Transactions:
Proceeds from sale of shares	49,590,631,644	30,514,393,575
Net asset value of shares issued to shareholders in payment of distributions declared	78,813,357	21,060,720
Cost of shares redeemed	(39,431,593,349)	(20,362,585,713)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	10,237,851,652	10,172,868,582
Change in net assets	10,240,044,927	10,174,141,095
Net Assets:
Beginning of period	11,015,083,283	840,942,188
End of period	$21,255,128,210	$11,015,083,283
1	On May 17, 2019, Automated Shares were liquidated.
2	Represents less than $1.
3	On July 30, 2019, Trust Shares were liquidated.
See Notes which are an integral part of the Financial Statements
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Annual Shareholder Report
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Notes to Financial Statements–
Federated Institutional Prime Obligations Fund
July 31, 2019
1. ORGANIZATION
Money Market Obligations Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of 20 portfolios. The financial statements included herein are only those of Federated Institutional Prime Obligations Fund (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers three classes of shares: Institutional Shares, Service Shares and Capital Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The investment objective of the Fund is to provide current income consistent with stability of principal.
The Fund operates as an institutional money market fund. As an institutional money market fund, the Fund: (1) will not be limited to institutional investors, but will continue to be available to retail investors; (2) will utilize current market-based prices (except as otherwise generally permitted to value individual portfolio securities with remaining maturities of 60 days or less at amortized cost in accordance with Securities and Exchange Commission (SEC) rules and guidance) to value its portfolio securities and transact at a floating net asset value (NAV) that uses four decimal-place precision ($1.0000); and (3) has adopted policies and procedures to impose liquidity fees on redemptions and/or temporary redemption gates in the event that the Fund's weekly liquid assets were to fall below a designated threshold, if the Fund's Board of Trustees (the “Trustees”) determine such liquidity fees or redemption gates are in the best interest of the Fund.
On May 17, 2019, the Automated Shares were liquidated.
On July 30, 2019, the Trust Shares were liquidated.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
In calculating its NAV, the Fund generally values investments as follows:
■	Fixed-income securities with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	Fixed-income securities with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium), unless the issuer's creditworthiness is impaired or other factors indicate that amortized cost is not an accurate estimate of the investment's fair value, in which case it would be valued in the same manner as a longer-term security. The Fund may only use this method to value a portfolio security when it can reasonably conclude, at each time it makes a valuation determination, that the amortized cost price of the portfolio security is approximately the same as the fair value of the security as determined without the use of amortized cost valuation.
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■	Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, or if information furnished by a pricing service, in the opinion of the valuation committee (“Valuation Committee”), is deemed not representative of the fair value of each security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share.
Fair Valuation Procedures
The Trustees have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated Investment Management Company (the “Adviser”) and certain of the Adviser's affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The
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Fund normally uses mid evaluations for any other types of fixed-income securities and any over-the-counter derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
Repurchase Agreements
The Fund may invest in repurchase agreements for short-term liquidity purposes. It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.
The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.
The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund's Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.
Repurchase agreements are subject to Master Netting Agreements which are agreements between the Fund and its counterparties that provide for the net settlement of all transactions and collateral with the Fund, through a single payment, in the event of default or termination. Amounts presented on the Portfolio of Investments and Statement of Assets and Liabilities are not net settlement amounts but gross. As indicated above, the cash or securities to be repurchased, as shown on the Portfolio of Investments, exceeds the repurchase price to be paid under the agreement reducing the net settlement amount to zero.
Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income, if any, are declared daily and paid monthly. Amortization/accretion of premium and discount is included in investment income. Investment income, realized and unrealized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that select classes will bear certain expenses unique to those classes. The detail of the total fund expense waiver of $20,720,663 is disclosed in Note 5.
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Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses. All distributions as indicated on the Statement of Changes in Net Assets for the year ended July 31, 2018, were from net investment income. Undistributed net investment income at July 31, 2018, was $10,106.
Other Service Fees
The Fund may pay other service fees up to 0.25% of the average daily net assets of the Fund's Institutional Shares, Service Shares and Capital Shares, to unaffiliated financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Prior to their liquidation, the Fund's Automated Shares and Trust Shares were also subject to these other service fees. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for other service fees. For the year ended July 31, 2019, other service fees for the Fund were as follows:
Other Service Fees Incurred
Service Shares	$142,154
Capital Shares	11,463
Trust Shares	1,311
TOTAL	$154,928
For the year ended July 31, 2019, the Fund's Institutional Shares did not incur other service fees; however it may begin to incur this fee upon approval of the Trustees.
Federal Taxes
It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the year ended July 31, 2019, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of July 31, 2019, tax years 2016 through 2019 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.
When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
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Restricted Securities
The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer's expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. The Fund's restricted securities, like other securities, are priced in accordance with procedures established by and under the general supervision of the Trustees.
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated. The Fund applies investment company accounting and reporting guidance.
3. SHARES OF BENEFICIAL INTEREST
The following tables summarize share activity:
Year Ended July 31	2019		2018
Automated Shares[1]:	Shares	Amount	Shares	Amount
Shares redeemed	(100)	$(100)	—	$—
NET CHANGE RESULTING FROM AUTOMATED SHARE TRANSACTIONS	(100)	$(100)	—	$—

Year Ended July 31	2019		2018
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	48,952,533,604	$48,966,707,463	30,017,817,920	$30,022,896,392
Shares issued to shareholders in payment of distributions declared	76,894,192	76,916,497	20,225,406	20,228,769
Shares redeemed	(38,829,386,725)	(38,840,532,290)	(19,886,730,995)	(19,890,193,691)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	10,200,041,071	$10,203,091,670	10,151,312,331	$10,152,931,470
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Year Ended July 31	2019		2018
Service Shares:	Shares	Amount	Shares	Amount
Shares sold	230,564,297	$230,622,399	296,798,517	$296,831,367
Shares issued to shareholders in payment of distributions declared	1,401,043	1,401,450	506,019	506,074
Shares redeemed	(185,826,492)	(185,874,390)	(287,360,262)	(287,397,583)
NET CHANGE RESULTING FROM SERVICE SHARE TRANSACTIONS	46,138,848	$46,149,459	9,944,274	$9,939,858

Year Ended July 31	2019		2018
Capital Shares:	Shares	Amount	Shares	Amount
Shares sold	393,206,796	$393,299,582	194,654,557	$194,657,837
Shares issued to shareholders in payment of distributions declared	487,051	487,169	319,865	319,872
Shares redeemed	(404,527,011)	(404,622,855)	(184,319,272)	(184,322,278)
NET CHANGE RESULTING FROM CAPITAL SHARE TRANSACTIONS	(10,833,164)	$(10,836,104)	10,655,150	$10,655,431

Year Ended July 31	2019		2018
Trust Shares[2]:	Shares	Amount	Shares	Amount
Shares sold	2,199	$2,200	7,978	$7,979
Shares issued to shareholders in payment of distributions declared	8,239	8,241	6,005	6,005
Shares redeemed	(563,492)	(563,714)	(671,876)	(672,161)
NET CHANGE RESULTING FROM TRUST SHARE TRANSACTIONS	(553,054)	$(553,273)	(657,893)	$(658,177)
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	10,234,793,601	$10,237,851,652	10,171,253,862	$10,172,868,582
1	On May 17, 2019, Automated Shares were liquidated.
2	On July 30, 2019, Trust Shares were liquidated.
4. FEDERAL TAX INFORMATION
The tax character of distributions as reported on the Statement of Changes in Net Assets for the years ended July 31, 2019 and 2018, was as follows:
	2019	2018
Ordinary income[1]	$372,544,757	$127,496,795
1	For tax purposes, short-term capital gain distributions are considered ordinary income distributions.

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As of July 31, 2019, the components of distributable earnings on a tax-basis were as follows:
Undistributed ordinary income[2]	$54,837
Net unrealized appreciation	$3,572,141
2	For tax purposes, short-term capital gains are considered ordinary income in determining distributable earnings.

At July 31, 2019, the cost of investments for federal tax purposes was $21,313,474,633. The net unrealized appreciation of investments for federal tax purposes was $3,572,141. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $3,764,389 and net unrealized depreciation from investments for those securities having an excess of cost over value of $192,248.
5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.20% of the Fund's average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee. For the year ended July 31, 2019, the Adviser voluntarily waived $20,720,663 of its fee.
Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. For purposes of determining the appropriate rate breakpoint, “Investment Complex” is defined as all of the Federated Funds subject to a fee under the Administrative Services Agreement. The fee paid to FAS is based on the average daily net assets of the Investment Complex as specified below:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.100%	on assets up to $50 billion
0.075%	on assets over $50 billion
Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the year ended July 31, 2019, the annualized fee paid to FAS was 0.080% of average daily net assets of the Fund.
In addition, FAS may charge certain out-of-pocket expenses to the Fund.
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Distribution Services Fee
The Fund had adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund compensated Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's Trust Shares prior to their liquidation, to finance activities intended to result in the sale of those shares. The Plan provided that the Fund may incur distribution expenses at 0.25% of average daily net assets, annually, to compensate FSC. For the year ended July 31, 2019, distribution services fees for the Fund were as follows:
Distribution Services Fees Incurred
Trust Shares	$1,311
When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares.
Other Service Fees
For the year ended July 31, 2019, FSSC received $3,978 of the other service fees disclosed in Note 2.
Expense Limitation
Due to the possibility of changes in market conditions and other factors, there can be no assurance that the level of waivers/reimbursement/reduction of Fund expenses reflected in the financial highlights will be maintained in the future. However, the Adviser and certain of its affiliates (which may include FSC, FAS and FSSC) on their own initiative have agreed to waive certain amounts of their respective fees and/or reimburse expenses. Total annual fund operating expenses (as shown in the financial highlights, excluding interest expense, extraordinary expenses and proxy-related expenses paid by the Fund, if any) paid by the Fund's Institutional Shares, Service Shares and Capital Shares (after the voluntary waivers and/or reimbursements) will not exceed 0.20%, 0.45% and 0.25% (the “Fee Limit”), respectively, up to but not including the later of (the “Termination Date”): (a) October 1, 2020; or (b) the date of the Fund's next effective Prospectus. While the Adviser and its applicable affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.
Directors'/Trustees' and Miscellaneous Fees
Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Directors'/Trustees' fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Adviser which in due course are reimbursed by the Fund. These expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses may be included in Accrued and Miscellaneous Expenses on the Statement of Assets and Liabilities and Statement of Operations, respectively.
Affiliated Shares of Beneficial Interest
As of July 31, 2019, a majority of the shares of beneficial interest outstanding are owned by other affiliated investment companies.
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6. CONCENTRATION OF RISK
A substantial part of the Fund's portfolio may be comprised of obligations of banks. As a result, the Fund may be more susceptible to any economic, business, political or other developments which generally affect these entities.
7. LINE OF CREDIT
The Fund participates with certain other Federated Funds, on a several basis, in an up to $500,000,000 unsecured, 364-day, committed, revolving line of credit (LOC) agreement. The LOC was made available to finance temporarily the repurchase or redemption of shares of the Fund, failed trades, payment of dividends, settlement of trades and for other short-term, temporary or emergency general business purposes. The Fund cannot borrow under the LOC if an inter-fund loan is outstanding. The Fund's ability to borrow under the LOC also is subject to the limitations of the Act and various conditions precedent that must be satisfied before the Fund can borrow. Loans under the LOC are charged interest at a fluctuating rate per annum equal to the highest, on any day, of (a) (i) the federal funds effective rate, (ii) the one month London Interbank Offered Rate (LIBOR), and (iii) 0.0%, plus (b) a margin. The LOC also requires the Fund to pay, quarterly in arrears and at maturity, its pro rata share of a commitment fee based on the amount of the lenders' commitment that has not been utilized. As of July 31, 2019, the Fund had no outstanding loans. During the year ended July 31, 2019, the Fund did not utilize the LOC.
8. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of July 31, 2019, there were no outstanding loans. During the year ended July 31, 2019, the program was not utilized.
9. FEDERAL TAX INFORMATION (UNAUDITED)
For the fiscal year ended July 31, 2019, 87.77% of dividends paid by the Fund are interest related dividends, as provided by the American Jobs Creation Act of 2004.
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Report of Independent Registered Public Accounting Firm–
Institutional Prime Obligations Fund
To The Board of Trustees of the Money Market Obligations Trust and Shareholders of Federated INSTITUTIONAL Prime Obligations Fund:
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of the Federated Institutional Prime Obligations Fund (the “Fund”), a portfolio of Money Market Obligations Trust, as of July 31, 2019, the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two year period then ended, and the related notes (collectively, the “financial statements”) and the financial highlights for each of the years in the five year period then ended. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of July 31, 2019, the results of its operations for the year then ended, the changes in its net assets for each of the years in the two year period then ended, and the financial highlights for each of the years in the five year period then ended, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
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We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Such procedures also included confirmation of securities owned as of July 31, 2019 by correspondence with the custodian and brokers, or by other appropriate auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. We believe that our audits provide a reasonable basis for our opinion.
We have served as the auditor of one or more of Federated Investors'- investment companies since 2006.
Boston, Massachusetts
September 23, 2019
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Shareholder Expense Example (unaudited)– Federated Institutional Prime Obligations Fund
As a shareholder of the Fund, you incur ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or other service fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from February 1, 2019 to July 31, 2019.
ACTUAL EXPENSES
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
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Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.
	Beginning Account Value 2/1/2019	Ending Account Value 7/31/2019	Expenses Paid During Period[1]
Actual:
Institutional Shares	$1,000	$1,012.50	$0.75[2]
Service Shares	$1,000	$1,011.40	$1.90[3]
Capital Shares	$1,000	$1,012.30	$1.00[4]
Hypothetical (assuming a 5% return before expenses):
Institutional Shares	$1,000	$1,024.10	$0.75[2]
Service Shares	$1,000	$1,022.90	$1.91[3]
Capital Shares	$1,000	$1,023.80	$1.00[4]
1	Expenses are equal to the Fund's annualized net expense ratios, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half-year period). The annualized net expense ratios are as follows:

Institutional Shares	0.15%
Service Shares	0.38%
Capital Shares	0.20%
2	Actual and Hypothetical expenses paid during the period utilizing the Fund's Institutional Shares current Fee Limit of 0.20% (as reflected in the Notes to Financial Statements, Note 5 under Expense Limitation), multiplied by the average account value over the period, multiplied by 181/365 (to reflect expenses paid as if they had been in effect throughout the most recent one-half-year period) would be $1.00 and $1.00, respectively.
3	Actual and Hypothetical expenses paid during the period utilizing the Fund's Service Shares current Fee Limit of 0.45% (as reflected in the Notes to Financial Statements, Note 5 under Expense Limitation), multiplied by the average account value over the period, multiplied by 181/365 (to reflect expenses paid as if they had been in effect throughout the most recent one-half-year period) would be $2.24 and $2.26, respectively.
4	Actual and Hypothetical expenses paid during the period utilizing the Fund's Capital Shares current Fee Limit of 0.25% (as reflected in the Notes to Financial Statements, Note 5 under Expense Limitation), multiplied by the average account value over the period, multiplied by 181/365 (to reflect expenses paid as if they had been in effect throughout the most recent one-half-year period) would be $1.25 and $1.25, respectively.
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Board of Trustees and Trust Officers
The Board of Trustees is responsible for managing the Trust's business affairs and for exercising all the Trust's powers except those reserved for the shareholders. The following tables give information about each Trustee and the senior officers of the Fund. Where required, the tables separately list Trustees who are “interested persons” of the Fund (i.e., “Interested” Trustees) and those who are not (i.e., “Independent” Trustees). Unless otherwise noted, the address of each person listed is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA 15222. The address of all Independent Trustees listed is 4000 Ericsson Drive, Warrendale, PA 15086-7561; Attention: Mutual Fund Board. As of December 31, 2018, the Trust comprised 20 portfolio(s), and the Federated Fund Family consisted of 40 investment companies (comprising 102 portfolios). Unless otherwise noted, each Officer is elected annually. Unless otherwise noted, each Trustee oversees all portfolios in the Federated Fund Family and serves for an indefinite term. The Fund's Statement of Additional Information includes additional information about Trust Trustees and is available, without charge and upon request, by calling 1-800-341-7400.
Interested TRUSTEES Background
Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
J. Christopher Donahue* Birth Date: April 11, 1949 President and Trustee Indefinite Term Began serving: April 1989	Principal Occupations: Principal Executive Officer and President of certain of the Funds in the Federated Fund Family; Director or Trustee of the Funds in the Federated Fund Family; President, Chief Executive Officer and Director, Federated Investors, Inc.; Chairman and Trustee, Federated Investment Management Company; Trustee, Federated Investment Counseling; Chairman and Director, Federated Global Investment Management Corp.; Chairman and Trustee, Federated Equity Management Company of Pennsylvania; Trustee, Federated Shareholder Services Company; Director, Federated Services Company.
Previous Positions: President, Federated Investment Counseling; President and Chief Executive Officer, Federated Investment Management Company, Federated Global Investment Management Corp. and Passport Research, Ltd; Chairman, Passport Research, Ltd.
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Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
Thomas R. Donahue* Birth Date: October 20, 1958 Trustee Indefinite Term Began serving: May 2016	Principal Occupations: Director or Trustee of certain of the funds in the Federated Fund Family; Chief Financial Officer, Treasurer, Vice President and Assistant Secretary, Federated Investors, Inc.; Chairman and Trustee, Federated Administrative Services; Chairman and Director, Federated Administrative Services, Inc.; Trustee and Treasurer, Federated Advisory Services Company; Director or Trustee and Treasurer, Federated Equity Management Company of Pennsylvania, Federated Global Investment Management Corp., Federated Investment Counseling, and Federated Investment Management Company; Director, MDTA LLC; Director, Executive Vice President and Assistant Secretary, Federated Securities Corp.; Director or Trustee and Chairman, Federated Services Company and Federated Shareholder Services Company; and Director and President, FII Holdings, Inc.
Previous Positions: Director, Federated Investors, Inc.; Assistant Secretary, Federated Investment Management Company, Federated Global Investment Management Company and Passport Research, LTD; Treasurer, Passport Research, LTD; Executive Vice President, Federated Securities Corp.; and Treasurer, FII Holdings, Inc.
*	Family relationships and reasons for “interested” status: J. Christopher Donahue and Thomas R. Donahue are brothers. Both are “interested” due to their beneficial ownership of shares of Federated Investors, Inc. and the positions they hold with Federated and its subsidiaries.
INDEPENDENT TRUSTEES Background
Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
John T. Collins Birth Date: January 24, 1947 Trustee Indefinite Term Began serving: September 2013	Principal Occupations: Director or Trustee of the Federated Fund Family; formerly, Chairman and CEO, The Collins Group, Inc. (a private equity firm) (Retired).
Other Directorships Held: Director, Chairman of the Compensation Committee, KLX Energy Services Holdings, Inc. (oilfield services); former Director of KLX Corp. (aerospace).
Qualifications: Mr. Collins has served in several business and financial management roles and directorship positions throughout his career. Mr. Collins previously served as Chairman and CEO of The Collins Group, Inc. (a private equity firm) and as a Director of KLX Corp. Mr. Collins serves as Chairman Emeriti, Bentley University. Mr. Collins previously served as Director and Audit Committee Member, Bank of America Corp.; Director, FleetBoston Financial Corp.; and Director, Beth Israel Deaconess Medical Center (Harvard University Affiliate Hospital).
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Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
G. Thomas Hough Birth Date: February 28, 1955 Trustee Indefinite Term Began serving: August 2015	Principal Occupations: Director or Trustee of the Federated Fund Family; formerly, Vice Chair, Ernst & Young LLP (public accounting firm) (Retired).
Other Directorships Held: Director, Member of Governance and Compensation Committees, Publix Super Markets, Inc.; Director, Chair of the Audit Committee, Equifax, Inc.; Director, Member of the Audit Committee, Haverty Furniture Companies, Inc.
Qualifications: Mr. Hough has served in accounting, business management and directorship positions throughout his career. Mr. Hough most recently held the position of Americas Vice Chair of Assurance with Ernst & Young LLP (public accounting firm). Mr. Hough serves on the President's Cabinet and Business School Board of Visitors for the University of Alabama and is on the Business School Board of Visitors for Wake Forest University. Mr. Hough previously served as an Executive Committee member of the United States Golf Association.
Maureen Lally-Green Birth Date: July 5, 1949 Trustee Indefinite Term Began serving: August 2009	Principal Occupations: Director or Trustee of the Federated Fund Family; Adjunct Professor of Law, Duquesne University School of Law; formerly, Dean of the Duquesne University School of Law and Professor of Law and Interim Dean of the Duquesne University School of Law; formerly, Associate General Secretary and Director, Office of Church Relations, Diocese of Pittsburgh.
Other Directorships Held: Director, CNX Resources Corporation (formerly known as CONSOL Energy Inc.).
Qualifications: Judge Lally-Green has served in various legal and business roles and directorship positions throughout her career. Judge Lally-Green previously held the position of Dean of the School of Law of Duquesne University (as well as Interim Dean). Judge Lally-Green previously served as a member of the Superior Court of Pennsylvania and as a Professor of Law, Duquesne University School of Law. Judge Lally-Green also currently holds the positions on not for profit or for profit boards of directors as follows: Director and Chair, UPMC Mercy Hospital; Director and Vice Chair, Our Campaign for the Church Alive!, Inc.; Regent, Saint Vincent Seminary; Member, Pennsylvania State Board of Education (public); and Director CNX Resources Corporation (formerly known as CONSOL Energy Inc.). Judge Lally-Green has held the positions of: Director, Auberle; Director, Epilepsy Foundation of Western and Central Pennsylvania; Director, Ireland Institute of Pittsburgh; Director, Saint Thomas More Society; Director and Chair, Catholic High Schools of the Diocese of Pittsburgh, Inc.; Director, Pennsylvania Bar Institute; Director, St. Vincent College; and Director and Chair, North Catholic High School, Inc.
Charles F. Mansfield, Jr. Birth Date: April 10, 1945 Trustee Indefinite Term Began serving: January 1999	Principal Occupations: Director or Trustee of the Federated Fund Family; Management Consultant and Author.
Other Directorships Held: None.
Qualifications: Mr. Mansfield has served as a Marine Corps officer and in several banking, business management, educational roles and directorship positions throughout his long career. He remains active as a Management Consultant and Author.
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Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
Thomas M. O'Neill Birth Date: June 14, 1951 Trustee Indefinite Term Began serving: August 2006	Principal Occupations: Director or Trustee, Chair of the Audit Committee of the Federated Fund Family; Sole Proprietor, Navigator Management Company (investment and strategic consulting).
Other Directorships Held: None.
Qualifications: Mr. O'Neill has served in several business, mutual fund and financial management roles and directorship positions throughout his career. Mr. O'Neill serves as Director, Medicines for Humanity and Director, The Golisano Children's Museum of Naples, Florida. Mr. O'Neill previously served as Chief Executive Officer and President, Managing Director and Chief Investment Officer, Fleet Investment Advisors; President and Chief Executive Officer, Aeltus Investment Management, Inc.; General Partner, Hellman, Jordan Management Co., Boston, MA; Chief Investment Officer, The Putnam Companies, Boston, MA; Credit Analyst and Lending Officer, Fleet Bank; Director and Consultant, EZE Castle Software (investment order management software); and Director, Midway Pacific (lumber).
P. Jerome Richey Birth Date: February 23, 1949 Trustee Indefinite Term Began serving: September 2013	Principal Occupations: Director or Trustee of the Federated Fund Family; Management Consultant; Retired; formerly, Senior Vice Chancellor and Chief Legal Officer, University of Pittsburgh and Executive Vice President and Chief Legal Officer, CNX Resources Corporation (formerly known as CONSOL Energy Inc.).
Other Directorships Held: None.
Qualifications: Mr. Richey has served in several business and legal management roles and directorship positions throughout his career. Mr. Richey most recently held the positions of Senior Vice Chancellor and Chief Legal Officer, University of Pittsburgh. Mr. Richey previously served as Chairman of the Board, Epilepsy Foundation of Western Pennsylvania and Chairman of the Board, World Affairs Council of Pittsburgh. Mr. Richey previously served as Chief Legal Officer and Executive Vice President, CNX Resources Corporation (formerly known as CONSOL Energy Inc.); and Board Member, Ethics Counsel and Shareholder, Buchanan Ingersoll & Rooney PC (a law firm).
John S. Walsh Birth Date: November 28, 1957 Trustee Indefinite Term Began serving: January 1999	Principal Occupations: Director or Trustee, and Chair of the Board of Directors or Trustees, of the Federated Fund Family; President and Director, Heat Wagon, Inc. (manufacturer of construction temporary heaters); President and Director, Manufacturers Products, Inc. (distributor of portable construction heaters); President, Portable Heater Parts, a division of Manufacturers Products, Inc.
Other Directorships Held: None.
Qualifications: Mr. Walsh has served in several business management roles and directorship positions throughout his career. Mr. Walsh previously served as Vice President, Walsh & Kelly, Inc. (paving contractors).
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OFFICERS
Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
Lori A. Hensler Birth Date: January 6, 1967 TREASURER Officer since: April 2013	Principal Occupations: Principal Financial Officer and Treasurer of the Federated Fund Family; Senior Vice President, Federated Administrative Services; Financial and Operations Principal for Federated Securities Corp. and Edgewood Services, Inc.; and Assistant Treasurer, Federated Investors Trust Company. Ms. Hensler has received the Certified Public Accountant designation.
Previous Positions: Controller of Federated Investors, Inc.; Senior Vice President and Assistant Treasurer, Federated Investors Management Company; Treasurer, Federated Investors Trust Company; Assistant Treasurer, Federated Administrative Services, Federated Administrative Services, Inc., Federated Securities Corp., Edgewood Services, Inc., Federated Advisory Services Company, Federated Equity Management Company of Pennsylvania, Federated Global Investment Management Corp., Federated Investment Counseling, Federated Investment Management Company, Passport Research, Ltd., and Federated MDTA, LLC; Financial and Operations Principal for Federated Securities Corp., Edgewood Services, Inc. and Southpointe Distribution Services, Inc.
Peter J. Germain Birth Date: September 3, 1959 CHIEF LEGAL OFFICER, SECRETARY and EXECUTIVE VICE PRESIDENT Officer since: January 2005	Principal Occupations: Mr. Germain is Chief Legal Officer, Secretary and Executive Vice President of the Federated Fund Family. He is General Counsel, Chief Legal Officer, Secretary and Executive Vice President, Federated Investors, Inc.; Trustee and Senior Vice President, Federated Investors Management Company; Trustee and President, Federated Administrative Services; Director and President, Federated Administrative Services, Inc.; Director and Vice President, Federated Securities Corp.; Director and Secretary, Federated Private Asset Management, Inc.; Secretary, Federated Shareholder Services Company; and Secretary, Retirement Plan Service Company of America. Mr. Germain joined Federated in 1984 and is a member of the Pennsylvania Bar Association.
Previous Positions: Deputy General Counsel, Special Counsel, Managing Director of Mutual Fund Services, Federated Investors, Inc.; Senior Vice President, Federated Services Company; and Senior Corporate Counsel, Federated Investors, Inc.
Stephen Van Meter Birth Date: June 5, 1975 CHIEF COMPLIANCE OFFICER AND SENIOR VICE PRESIDENT Officer since: July 2015	Principal Occupations: Senior Vice President and Chief Compliance Officer of the Federated Fund Family; Vice President and Chief Compliance Officer of Federated Investors, Inc. and Chief Compliance Officer of certain of its subsidiaries. Mr. Van Meter joined Federated in October 2011. He holds FINRA licenses under Series 3, 7, 24 and 66.
Previous Positions: Mr. Van Meter previously held the position of Compliance Operating Officer, Federated Investors, Inc. Prior to joining Federated, Mr. Van Meter served at the United States Securities and Exchange Commission in the positions of Senior Counsel, Office of Chief Counsel, Division of Investment Management and Senior Counsel, Division of Enforcement.
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Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
Deborah A. Cunningham Birth Date: September 15, 1959 Chief Investment Officer Officer since: May 2004 Portfolio Manager since: November 1996	Principal Occupations: Deborah A. Cunningham has been the Fund's Portfolio Manager since November 1996. Ms. Cunningham was named Chief Investment Officer of Federated's money market products in 2004. She joined Federated in 1981 and has been a Senior Portfolio Manager since 1997 and an Executive Vice President of the Fund's Adviser since 2009. Ms. Cunningham has received the Chartered Financial Analyst designation and holds an M.S.B.A. in Finance from Robert Morris College.

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Evaluation and Approval of Advisory Contract–May 2019
Federated Institutional Prime Value Obligations Fund (the “Fund”)
(formerly, Federated Prime Value Obligations Fund)
At its meetings in May 2019, the Fund's Board of Trustees (the “Board”), including a majority of those Trustees who are not “interested persons” of the Fund, as defined in the Investment Company Act of 1940 (the “Independent Trustees”), reviewed and unanimously approved the continuation of the Fund's investment advisory contract for an additional one-year term. The Board's decision regarding the contract reflects the exercise of its business judgment after considering all of the information received on whether to continue the existing arrangements.
At the request of the Independent Trustees, the Fund's Chief Compliance Officer (the CCO) furnished to the Board in advance of its May 2019 meetings an independent written evaluation presenting on the topics discussed below. The Board considered the CCO's independent written evaluation (the “CCO Fee Evaluation Report”), along with other information, in evaluating the reasonableness of the Fund's management fee and in deciding to approve the continuation of the investment advisory contract. The CCO, in preparing the CCO Fee Evaluation Report, has the authority to retain consultants, experts or staff as reasonably necessary to assist in the performance of his duties, reports directly to the Board, and can be terminated only with the approval of a majority of the Independent Trustees. At the request of the Independent Trustees, the CCO Fee Evaluation Report followed the same general approach and covered the same topics as that of the report that had previously been delivered by the CCO in his capacity as “Senior Officer,” prior to the elimination of the Senior Officer position in December 2017.
The Board also considered judicial decisions concerning allegedly excessive investment advisory fees in making its decision. Using these judicial decisions as a guide, the Board observed that the following factors may be relevant to an adviser's fiduciary duty with respect to its receipt of compensation from a fund: (1) the nature and quality of the services provided by an adviser to a fund and its shareholders (including the performance of the fund, its benchmark and comparable funds); (2) an adviser's cost of providing the services (including the profitability to an adviser of providing advisory services to a fund); (3) the extent to which an adviser may realize “economies of scale” as a fund grows larger and, if such economies of scale exist, whether they have been shared with a fund and its shareholders or the family of funds; (4) any “fall-out” financial benefits that accrue to an adviser because of its relationship with a fund (including research services received from brokers that execute fund trades and any fees paid to affiliates of an adviser for services rendered to a fund); (5) comparative fee and expense structures (including a comparison of fees paid to an adviser
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with those paid by similar funds both internally and externally as well as management fees charged to institutional and other advisory clients of the adviser for what might be viewed as like services); and (6) the extent of care, conscientiousness and independence with which the fund's board members perform their duties and their expertise (including whether they are fully informed about all facts the board deems relevant to its consideration of an adviser's services and fees). The Board noted that the Securities and Exchange Commission (SEC) disclosure requirements regarding the basis for the Board's approval of the Fund's investment advisory contract generally align with the factors listed above. The Board was aware of these factors and was guided by them in its review of the Fund's investment advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.
The Board considered and weighed these factors in light of its substantial accumulated experience in governing the Fund and working with Federated Investment Management Company (the “Adviser”) and its affiliates (collectively, “Federated”) on matters relating to the funds advised by Federated (each, a “Federated Fund”). The Independent Trustees were assisted in their deliberations by independent legal counsel.
In addition to the extensive materials that comprise and accompany the CCO Fee Evaluation Report, the Board received detailed information about the Fund and the Federated organization throughout the year, and in connection with its May meetings at which the Board's formal approval of the advisory and subadvisory contracts occurred. In this regard, Federated provided much of this information at each regular meeting of the Board, and furnished additional information specifically in connection with the May meetings. In the months preceding the May meetings, the Board requested and reviewed written materials prepared by Federated in response to requests on behalf of the Independent Trustees encompassing a wide variety of topics. At the May meetings, in addition to meeting in separate sessions of the Independent Trustees without management present, senior management of the Adviser also met with the Independent Trustees and their counsel to discuss the materials presented and such additional matters as the Independent Trustees deemed reasonably necessary to evaluate the advisory and subadvisory contracts. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose.
The Board's consideration of the investment advisory contract included review of the CCO Fee Evaluation Report, accompanying data and additional information covering the following matters among others: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short-term and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in terms relative to its particular investment program and certain competitor or “peer group” funds and/or other benchmarks, as appropriate) and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses,
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including the advisory fee and the overall expense structure of the Fund (both in absolute terms and relative to similar and/or competing funds), with due regard for contractual or voluntary expense limitations; the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders; the entrepreneurial and other risks assumed by the Adviser in sponsoring the Fund; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated Funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are generally available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated Funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated Funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.
While mindful that courts have cautioned against giving too much weight to comparative information concerning fees charged by other advisers for managing funds with comparable investment programs, the Board has found the use of such comparisons to be relevant to its deliberations. In this regard, the Board was presented with, and considered, information regarding the contractual advisory fee rates, net advisory fee rates, total expense ratios and each element of the Fund's total expense ratio (i.e., gross and net advisory fees, custody fees, portfolio accounting fees and transfer agency fees) relative to an appropriate group of peer funds compiled by Federated using data supplied by independent fund ranking organizations (the “Peer Group”). The Board received a description of the composition and methodology used to select the Peer Group. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because it is believed that they are more relevant. For example, other mutual funds are the products most like the Fund, in that they are readily available to Fund shareholders as alternative investment vehicles. Also, they are the type of investment vehicle, in fact, chosen and maintained by the Fund's investors. The range of their fees and expenses, therefore, appears to be a relevant indicator of what consumers have found to be reasonable in the marketplace in which the Fund competes.
It was noted in the materials for the Board meeting that for the period covered by the CCO Fee Evaluation Report, the Fund's investment advisory fee was waived in its entirety. The Board reviewed the contractual advisory fee rate, net advisory fee rate and other expenses of the Fund with the Adviser and
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noted the position of the Fund's fee rates relative to its Peer Group. In this regard, the Board noted that the contractual advisory fee rate was above the median of the relevant Peer Group, but the Board noted that the investment advisory fee was waived in its entirety, and that the overall expense structure of the Fund remained competitive in the context of other factors considered by the Board.
For comparison, the CCO reviewed the fees charged by Federated for providing advisory services to products other than the Federated Funds (e.g., institutional separate accounts and third-party unaffiliated mutual funds for which Federated serves as sub-adviser) (referenced to as “Comparable Funds/Accounts”). With respect to Comparable Funds/Accounts other than third-party mutual funds, the CCO concluded that they are inherently different products. Those differences include, but are not limited to, different types of targeted investors; different applicable laws and regulations; different legal structures; different average account sizes and portfolio management techniques made necessary by different cash flows and different associated costs; and the time spent by portfolio managers and their teams, as well as personnel in the Funds Financial Services, Legal, Compliance and Risk Management departments, in reviewing securities pricing, addressing different administrative responsibilities, addressing different degrees of risk associated with management and a variety of different costs. The CCO also reviewed the differences in the nature of the services required for Federated to manage its proprietary mutual fund business versus managing a discrete pool of assets as a sub-adviser to another institution's mutual fund, and that Federated generally performs significant additional services and assumes substantially greater risks in managing the Fund and other Federated Funds than in its role as sub-adviser to an unaffiliated third-party mutual fund. The CCO did not consider the fees for providing advisory services to Comparable Funds/Accounts to be determinative in judging the appropriateness of the Federated Funds' advisory fees.
Following such evaluation, and full deliberations, the Board concluded that the fees and expenses of the Fund are reasonable and supported renewal of the Fund's investment advisory contract.
The Board considered the nature, extent and quality of the services provided to the Fund by the Adviser and the resources of the Adviser and its affiliates dedicated to the Fund. In this regard, the Board evaluated, among other things, the Adviser's personnel, experience, track record, financial resources, overall reputation and willingness to invest in personnel and infrastructure that benefit the Fund. In addition, the Board reviewed the qualifications, backgrounds and responsibilities of the portfolio management team primarily responsible for the day-to-day management of the Fund and the Adviser's ability and experience in attracting and retaining qualified personnel to service the Fund. The Board noted the investment research and company engagement capabilities of the Adviser and its affiliates. The Board also noted the compliance program of the Adviser and the compliance-related resources provided to the Fund by the
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Adviser, including the Adviser's commitment to respond to rulemaking initiatives of the SEC. The Fund's ability to deliver competitive performance when compared to its Peer Group was also deemed to be relevant by the Board as a useful indicator of how the Adviser is executing the Fund's investment program. The Adviser's ability to execute this program was one of the Board's considerations in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services warrant the continuation of the investment advisory contract.
In evaluating the Fund's investment performance, the Board considered performance results in light of the Fund's investment objective, strategies and risks, as disclosed in the Fund's prospectus. The Board considered detailed investment reports on the Fund's performance that were provided to the Board throughout the year and in connection with the May meetings. The CCO also reviewed information regarding the performance of other mutual funds in the Peer Group, noting the CCO's view that comparisons to fund peer groups may be helpful, though not conclusive, in evaluating the performance of the Adviser in managing the Fund. The Board considered, in evaluating such comparisons, that in some cases there may be differences in the funds' objectives or investment management techniques, or the costs to implement the funds, even within the same Peer Group.
The Fund's performance was above the median of the relevant Peer Group for the one-year period covered by the CCO Fee Evaluation Report. The Board also considered the relatively tight dispersion of performance data with respect to the Fund and its Peer Group.
Following such evaluation, and full deliberations, the Board concluded that the performance of the Fund supported renewal of the Fund's investment advisory contract.
The Board also received financial information about Federated, including information regarding the compensation and ancillary (or “fall-out”) benefits Federated derived from its relationships with the Federated Funds. This information covered not only the fees under the investment advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated Funds under separate contracts (e.g., for serving as the Federated Funds' administrator and distributor). In this regard, the Board considered that certain Federated subsidiaries provide distribution and shareholder services to the Federated Funds, for which they may be compensated through distribution and servicing fees paid pursuant to Rule 12b-1 plans or otherwise. The information also detailed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated Fund trades. In addition, the Board considered the fact that, in order for a Federated Fund to be competitive in the marketplace, the Adviser and its affiliates frequently waived
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fees and/or reimbursed expenses and have disclosed to Federated Fund investors and/or indicated to the Board their intention to do so in the future. Moreover, the Board receives regular reporting as to the institution, adjustment or elimination of these voluntary waivers.
Federated furnished information, requested by the CCO, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the CCO. The CCO noted that, while these cost allocation reports apply consistent allocation processes, the inherent difficulties in allocating costs continues to cause the CCO to question the precision of the process and to conclude that such reports may be unreliable, since a single change in an allocation estimate may dramatically alter the resulting estimate of cost and/or profitability of a Federated Fund and may produce unintended consequences. The allocation information, including the CCO's view that fund-by-fund estimations may be unreliable, was considered in the evaluation by the Board.
The Board and the CCO also reviewed information compiled by Federated comparing its profitability information to other publicly held fund management companies, including information regarding profitability trends over time. In this regard, the CCO concluded that Federated's profit margins did not appear to be excessive. The CCO also noted that Federated appeared financially sound, with the resources necessary to fulfill its obligations under its contracts with the Fund.
The CCO Fee Evaluation Report also discussed the notion of possible realization of “economies of scale” as a fund grows larger, the difficulties of calculating economies of scale at an individual fund level, and the extent to which potential scale benefits are shared with shareholders. In this regard, the Board considered that Federated has made significant and long-term investments in areas that support all of the Federated Funds, such as personnel and processes for the portfolio management, shareholder services, compliance, internal audit and risk management functions, as well as systems technology (including technology relating to cybersecurity) and that the benefits of these investments (as well as any economies of scale, should they exist) were likely to be shared with the Federated Fund family as a whole. The Board noted that Federated's investments in these areas are extensive. In addition, the Board considered that the Adviser and its affiliates have frequently waived fees and/or reimbursed expenses and that this has allowed potential economies of scale to be shared with shareholders. The Board also considered that such waivers and reimbursements can provide protection from an increase in expenses if a Federated Fund's assets decline. Federated, as it does throughout the year, and specifically in connection with the Board's review of the advisory and subadvisory contracts, furnished information relative to revenue sharing or adviser-paid fees. Federated and the CCO noted that this information should be viewed to determine if there was an incentive to either not apply breakpoints, or to apply breakpoints at higher levels, and should not be viewed to determine the
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appropriateness of advisory fees. The Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in the CCO Fee Evaluation Report) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as a fund attains a certain size.
The CCO stated that his observations and the information accompanying the CCO Fee Evaluation Report supported a finding by the Board that the management fee for the Fund was reasonable. Under these circumstances, no changes were recommended to, and no objection was raised to the continuation of, the Fund's investment advisory contract. The CCO also recognized that the Board's evaluation of the Federated Funds' advisory and subadvisory arrangements is a continuing and on-going process that is informed by the information that the Board requests and receives from management throughout the course of the year and, in this regard, the CCO noted certain items for future reporting to the Board or further consideration by management as the Board continues its on-going oversight of the Federated Funds.
In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an investment advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the investment advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund. The Board concluded that, in light of the factors summarized above, including the nature, quality and scope of the services provided to the Fund by the Adviser and its affiliates, continuation of the investment advisory contract was appropriate.
The Board based its decision to approve the investment advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the continuation of the contract reflects its view that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangement.
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Voting Proxies on Fund Portfolio Securities
A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available via the Proxy Voting Record (Form N-PX) link associated with the Fund and share class name at www.FederatedInvestors.com/FundInformation. Form N-PX filings are also available at the SEC's website at www.sec.gov.
Portfolio Schedule
The Fund files with the SEC a complete schedule of its portfolio holdings as of the close of each month on “Form N-MFP.” Form N-MFP is available on the SEC's website at www.sec.gov. You may access Form N-MFP via the link to the Fund and share class name at www.FederatedInvestors.com.
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You could lose money by investing in the Fund. Because the share price of the Fund will fluctuate, when you sell your shares they may be worth more or less than what you originally paid for them. The Fund may impose a fee upon the sale of your shares or may temporarily suspend your ability to sell shares if the Fund's liquidity falls below required minimums because of market conditions or other factors. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund's sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.
This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

Federated Institutional Prime Value Obligations Fund
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 60934N583
Q454506 (9/19)
Federated is a registered trademark of Federated Investors, Inc.
2019 ©Federated Investors, Inc.

Annual Shareholder Report
July 31, 2019
Share Class | Ticker	Institutional | PVOXX	Service | PVSXX	Capital | PVCXX

Federated Institutional Prime Value Obligations Fund

A Portfolio of Money Market Obligations Trust
IMPORTANT NOTICE REGARDING REPORT DELIVERY
Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund's shareholder reports like this one will no longer be sent by mail, unless you specifically request paper copies of the reports from the Fund or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.
If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund or your financial intermediary electronically by contacting your financial intermediary (such as a broker-dealer or bank); other shareholders may call the Fund at 1-800-341-7400, Option 4.
You may elect to receive all future reports in paper free of charge. You can inform the Fund or your financial intermediary that you wish to continue receiving paper copies of your shareholder reports by contacting your financial intermediary (such as a broker-dealer or bank); other shareholders may call the Fund at 1-800-341-7400, Option 4. Your election to receive reports in paper will apply to all funds held with the Fund complex or your financial intermediary.
The Fund operates as a “Floating Net Asset Value” Money Market Fund.
The Share Price will fluctuate. It is possible to lose money by investing in the Fund.

Not FDIC Insured ■ May Lose Value ■ No Bank Guarantee

Portfolio of Investments Summary Table (unaudited)
At July 31, 2019, the Fund's portfolio composition1 was as follows:
Security Type	Percentage of Total Net Assets[2]
Other Repurchase Agreements and Repurchase Agreements	32.2%
Variable Rate Instruments	28.7%
Commercial Paper	22.1%
Bank Instruments	16.1%
Asset-Backed Securities	1.0%
Corporate Bond	0.2%
Other Assets and Liabilities—Net[3]	(0.3)
TOTAL	100.0%
1	See the Fund's Prospectus and Statement of Additional Information for more complete information regarding these security types.
2	As of the date specified above, the Fund owned shares of an affiliated investment company. For purposes of this table, the affiliated investment company is not treated as a single portfolio security, but rather the Fund is treated as owning a pro rata portion of each security and each other asset and liability owned by the affiliated investment company. Accordingly, the percentages of total net assets shown in the table will differ from those presented on the Portfolio of Investments.
3	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Annual Shareholder Report

Portfolio of Investments
July 31, 2019
Shares or Principal Amount		Value
	INVESTMENT COMPANIES—99.6%
14,610,947,700	Federated Institutional Prime Obligations Fund, Institutional Shares, 2.39%[1] (IDENTIFIED COST $14,614,888,236)	$14,616,792,079
	OTHER REPURCHASE AGREEMENT—0.4%
	Finance - Banking—0.4%
$50,251,000	HSBC Securities (USA), Inc. 2.57%, dated 7/31/2019, interest in a $175,000,000 collateralized loan agreement will repurchase securities provided as collateral for $175,012,493 on 8/1/2019, in which, corporate bonds with a market value of $178,500,000 have been received as collateral and held with BNY Mellon as tri-party agent. (IDENTIFIED COST $50,251,000)	50,251,000
	TOTAL INVESTMENTS—100.0% (IDENTIFIED COST $14,665,139,236)[2]	14,667,043,079
	OTHER ASSETS AND LIABILITES - NET—0.0%[3]	4,382,613
	TOTAL NET ASSETS—100%	$14,671,425,692
Affiliated fund holdings are investment companies which are managed by Federated Investment Management Company (the “Adviser”) or an affiliate of the Adviser. Transactions with affiliated fund holdings during the period ended July 31, 2019, were as follows:
Federated Institutional Prime Obligations Fund, Institutional Shares
Balance of Shares Held 7/31/2018	7,109,138,403
Purchases/Additions	13,959,800,000
Sales/Reductions	(6,457,990,703)
Balance of Shares Held 7/31/2019	14,610,947,700
Value	$14,616,792,079
Change in Unrealized Appreciation/Depreciation	$615,529
Net Realized Gain/(Loss)	$1,004,735
Dividend Income	$242,311,106
Annual Shareholder Report

The Fund invests in Federated Institutional Prime Obligations Fund (POF), a diversified portfolio of Money Market Obligations Trust (MMOT) which is also managed by the Adviser. MMOT is an open-end management investment company, registered under the Investment Company Act of 1940, as amended. The investment objective of POF is to provide current income consistent with stability of principal. Income distributions from POF are declared daily and paid monthly. All income distributions are recorded by the Fund as dividend income. Capital gain distributions of POF, if any, are declared and paid annually, and are recorded by the Fund as capital gains received. At July 31, 2019, POF represents 99.6% of the Fund's net assets. Therefore, the performance of the Fund is directly affected by the performance of POF. To illustrate the security holdings, financial condition, results of operations and changes in net assets of POF, its financial statements are included within this report. The financial statements of POF should be read in conjunction with the Fund's financial statements. The valuation of securities held by POF is discussed in the notes to its financial statements.
1	7-day net yield.
2	Also represents cost for federal tax purposes.
3	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Note: The categories of investments are shown as a percentage of total net assets at July 31, 2019.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used, as of July 31, 2019, in valuing the Fund's assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Debt Securities:
Other Repurchase Agreement	$—	$50,251,000	$—	$50,251,000
Investment Company	14,616,792,079	—	—	14,616,792,079
TOTAL SECURITIES	$14,616,792,079	$50,251,000	$—	$14,667,043,079
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report

Financial Highlights–Institutional Shares
(For a Share Outstanding Throughout Each Period)
Year Ended July 31	2019	2018	2017	2016	2015
Net Asset Value, Beginning of Period	$1.0002	$1.0002	$1.0000	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.0239	0.0156	0.0075	0.003	0.001
Net realized and unrealized gain (loss)	0.0001	(0.0000)[1]	0.0002	0.000[2]	0.000[2]
TOTAL FROM INVESTMENT OPERATIONS	0.0240	0.0156	0.0077	0.003	0.001
Less Distributions:
Distributions from net investment income	(0.0239)	(0.0156)	(0.0075)	(0.003)	(0.001)
Distributions from net realized gain	(0.0000)[1]	(0.0000)[1]	(0.0000)[1]	(0.000)[2]	(0.000)[2]
TOTAL DISTRIBUTIONS	(0.0239)	(0.0156)	(0.0075)	(0.003)	(0.001)
Net Asset Value, End of Period	$1.0003	$1.0002	$1.0002	$1.00	$1.00
Total Return[3]	2.43%	1.57%	0.78%	0.31%	0.08%
Ratios to Average Net Assets:
Net expenses	—	0.00%[4]	0.20%	0.21%	0.20%
Net investment income	2.41%	1.59%	0.77%	0.31%	0.08%
Expense waiver/reimbursement[5]	0.29%	0.29%	0.09%	0.09%	0.09%
Supplemental Data:
Net assets, end of period (000 omitted)	$13,599,422	$6,992,551	$4,454,446	$4,639,018	$5,914,296
1	Represents less than $0.0001.
2	Represents less than $0.001.
3	Based on net asset value.
4	Represents less than 0.01%.
5	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report

Financial Highlights–Service Shares
(For a Share Outstanding Throughout Each Period)
Year Ended July 31	2019	2018	2017	2016	2015
Net Asset Value, Beginning of Period	$1.0002	$1.0002	$1.0000	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.0214	0.0131	0.0050	0.001	0.000[1]
Net realized and unrealized gain (loss)	0.0001	(0.0000)[2]	0.0002	0.000[1]	0.000[1]
TOTAL FROM INVESTMENT OPERATIONS	0.0215	0.0131	0.0052	0.001	0.000[1]
Less Distributions:
Distributions from net investment income	(0.0214)	(0.0131)	(0.0050)	(0.001)	(0.000)[1]
Distributions from net realized gain	(0.0000)[2]	(0.0000)[2]	(0.0000)[2]	(0.000)[1]	(0.000)[1]
TOTAL DISTRIBUTIONS	(0.0214)	(0.0131)	(0.0050)	(0.001)	(0.000)[1]
Net Asset Value, End of Period	$1.0003	$1.0002	$1.0002	$1.00	$1.00
Total Return[3]	2.18%	1.31%	0.53%	0.10%	0.01%
Ratios to Average Net Assets:
Net expenses	0.25%	0.25%	0.45%	0.41%	0.27%
Net investment income	2.20%	1.26%	0.34%	0.09%	0.01%
Expense waiver/reimbursement[4]	0.29%	0.29%	0.09%	0.13%	0.27%
Supplemental Data:
Net assets, end of period (000 omitted)	$1,055,438	$186,643	$129,412	$1,229,801	$1,413,002
1	Represents less than $0.001.
2	Represents less than $0.0001.
3	Based on net asset value.
4	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report

Financial Highlights–Capital Shares
(For a Share Outstanding Throughout Each Period)
Year Ended July 31	2019	2018	2017	2016	2015
Net Asset Value, Beginning of Period	$1.0002	$1.0002	$1.0000	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.0230	0.0146	0.0064	0.002	0.000[1]
Net realized and unrealized gain (loss)	0.0000[2]	(0.0000)[2]	0.0003	0.000[1]	0.000[1]
TOTAL FROM INVESTMENT OPERATIONS	0.0230	0.0146	0.0067	0.002	0.000[1]
Less Distributions:
Distributions from net investment income	(0.0229)	(0.0146)	(0.0065)	(0.002)	(0.000)[1]
Distributions from net realized gain	(0.0000)[2]	(0.0000)[2]	(0.0000)[2]	(0.000)[1]	(0.000)[1]
TOTAL DISTRIBUTIONS	(0.0229)	(0.0146)	(0.0065)	(0.002)	(0.000)[1]
Net Asset Value, End of Period	$1.0003	$1.0002	$1.0002	$1.00	$1.00
Total Return[3]	2.33%	1.47%	0.68%	0.21%	0.01%
Ratios to Average Net Assets:
Net expenses	0.10%	0.10%	0.30%	0.31%	0.27%
Net investment income	2.31%	1.40%	0.34%	0.21%	0.01%
Expense waiver/reimbursement[4]	0.29%	0.29%	0.10%	0.09%	0.11%
Supplemental Data:
Net assets, end of period (000 omitted)	$16,566	$12,185	$20,587	$627,753	$592,710
1	Represents less than $0.001.
2	Represents less than $0.0001.
3	Based on net asset value.
4	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report

Statement of Assets and Liabilities
July 31, 2019
Assets:
Investment in securities, at value including $14,616,792,079 of investment in an affiliated holding (identified cost $14,665,139,236)		$14,667,043,079
Income receivable		3,587
Income receivable from an affiliated holding		30,448,890
Receivable for shares sold		35,428,680
TOTAL ASSETS		14,732,924,236
Liabilities:
Payable for shares redeemed	$41,466,272
Bank overdraft	163,829
Income distribution payable	19,360,689
Payable to adviser (Note 5)	35,194
Payable for administrative fees (Note 5)	31,826
Payable for other service fees (Notes 2 and 5)	201,778
Accrued expenses (Note 5)	238,956
TOTAL LIABILITIES		61,498,544
Net assets for 14,666,815,138 shares outstanding		$14,671,425,692
Net Assets Consist of:
Paid-in capital		$14,669,464,352
Total distributable earnings (loss)		1,961,340
TOTAL NET ASSETS		$14,671,425,692
Net Asset Value, Offering Price and Redemption Proceeds Per Share
Institutional Shares:
$13,599,421,643 ÷ 13,595,140,702 shares outstanding, no par value, unlimited shares authorized		$1.0003
Service Shares:
$1,055,438,366 ÷ 1,055,113,955 shares outstanding, no par value, unlimited shares authorized		$1.0003
Capital Shares:
$16,565,683 ÷ 16,560,481 shares outstanding, no par value, unlimited shares authorized		$1.0003
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report

Statement of Operations
Year Ended July 31, 2019
Investment Income:
Dividends received from an affiliated holding*			$242,311,106
Interest			1,321,685
TOTAL INCOME			243,632,791
Expenses:
Investment adviser fee (Note 5)		$20,176,330
Administrative fee (Note 5)		8,038,537
Custodian fees		303,299
Transfer agent fee		139,284
Directors'/Trustees' fees (Note 5)		60,120
Auditing fees		25,109
Legal fees		11,887
Portfolio accounting fees		219,295
Other service fees (Notes 2 and 5)		1,587,355
Share registration costs		301,919
Printing and postage		34,281
Miscellaneous (Note 5)		84,298
TOTAL EXPENSES		30,981,714
Waiver and Reimbursements (Note 5):
Waiver/reimbursement of investment adviser fee	$(20,176,330)
Reimbursement of other operating expenses	(9,218,029)
TOTAL WAIVER AND REIMBURSEMENTS		(29,394,359)
Net expenses			1,587,355
Net investment income			242,045,436
Realized and Unrealized Gain (Loss) on Investments:
Net realized gain on investments in an affiliated holding*			1,004,735
Net change in unrealized appreciation of investments in an affiliated holding*			615,529
Net realized and unrealized gain on investments			1,620,264
Change in net assets resulting from operations			$243,665,700
*	See information listed after the Fund's Portfolio of Investments.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report

Statement of Changes in Net Assets
Year Ended July 31	2019	2018
Increase (Decrease) in Net Assets
Operations:
Net investment income	$242,045,436	$88,686,229
Net realized gain (loss)	1,004,735	(953,114)
Net change in unrealized appreciation/depreciation	615,529	669,188
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	243,665,700	88,402,303
Distributions to Shareholders (Note 2):
Institutional Shares	(227,746,997)	(86,443,163)
Service Shares	(13,713,304)	(1,977,255)
Capital Shares	(591,746)	(280,398)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(242,052,047)	(88,700,816)
Share Transactions:
Proceeds from sale of shares	42,460,937,874	18,915,183,582
Net asset value of shares issued to shareholders in payment of distributions declared	78,067,066	25,386,281
Cost of shares redeemed	(35,060,572,125)	(16,353,337,091)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	7,478,432,815	2,587,232,772
Change in net assets	7,480,046,468	2,586,934,259
Net Assets:
Beginning of period	7,191,379,224	4,604,444,965
End of period	$14,671,425,692	$7,191,379,224
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report

Notes to Financial Statements
July 31, 2019
1. ORGANIZATION
Money Market Obligations Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of 20 portfolios. The financial statements included herein are only those of Federated Institutional Prime Value Obligations Fund (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers three classes of shares: Institutional Shares, Service Shares and Capital Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The investment objective of the Fund is to provide current income consistent with stability of principal and liquidity.
The Fund invests all or substantially all of its net assets in the Institutional Shares of POF (the “Underlying Fund”), an affiliated institutional money market fund with substantially similar investment objectives and strategies as the Fund. Therefore, the performance of the Fund is directly affected by the performance of the Underlying Fund. To illustrate the security holdings, financial condition, results of operations and changes in net assets of the Underlying Fund, its financial statements are included within this report and should be read in conjunction with the Fund's financial statements.
The Fund operates as an institutional money market fund. As an institutional money market fund, the Fund: (1) will not be limited to institutional investors, but will continue to be available to retail investors; (2) will utilize current market-based prices (except as otherwise generally permitted to value individual portfolio securities with remaining maturities of 60 days or less at amortized cost in accordance with Securities and Exchange Commission (SEC) rules and guidance) to value its portfolio securities and transact at a floating net asset value (NAV) that uses four decimal-place precision ($1.0000); and (3) has adopted policies and procedures to impose liquidity fees on redemptions and/or temporary redemption gates in the event that the Fund's weekly liquid assets were to fall below a designated threshold, if the Fund's Board of Trustees (the “Trustees”) determine such liquidity fees or redemption gates are in the best interest of the Fund.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
In calculating its NAV, each Fund generally values investments as follows:
■	Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■	Fixed-income securities with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Trustees.
Annual Shareholder Report

■	Fixed-income securities with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium), unless the issuer's creditworthiness is impaired or other factors indicate that amortized cost is not an accurate estimate of the investment's fair value, in which case it would be valued in the same manner as a longer-term security. The Fund may only use this method to value a portfolio security when it can reasonably conclude, at each time it makes a valuation determination, that the amortized cost price of the portfolio security is approximately the same as the fair value of the security as determined without the use of amortized cost valuation.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, or if information furnished by a pricing service, in the opinion of the valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share.
Fair Valuation Procedures
The Trustees have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated Investment Management Company (the “Adviser”) and certain of the Adviser's affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Annual Shareholder Report

Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any over-the-counter derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
Repurchase Agreements
The Fund may invest in repurchase agreements for short-term liquidity purposes. It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.
The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.
The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund's Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.
Repurchase agreements are subject to Master Netting Agreements which are agreements between the Fund and its counterparties that provide for the net settlement of all transactions and collateral with the Fund, through a single payment, in the event of default or termination. Amounts presented on the Portfolio of Investments and Statement of Assets and Liabilities are not net settlement amounts but gross. As indicated above, the cash or securities to be repurchased, as shown on the Portfolio of Investments, exceeds the repurchase price to be paid under the agreement reducing the net settlement amount to zero.
Annual Shareholder Report

Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Distributions of net investment income, if any, are declared daily and paid monthly. Amortization/accretion of premium and discount is included in investment income. Investment income, realized and unrealized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that select classes will bear certain expenses unique to those classes. The detail of the total fund expense waiver and reimbursements of $29,394,359 is disclosed in various locations in Note 5.
Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses. The distributions disclosed on the Statement of Changes in Net Assets for the year ended July 31, 2018, were from the following sources:
Net Investment Income
Institutional Shares	$86,423,265
Service Shares	1,976,553
Capital Shares	280,303

Net Realized Gain
Institutional Shares	$19,898
Service Shares	702
Capital Shares	95
Undistributed net investment income at July 31, 2018, was $12,487.
Other Service Fees
The Fund may pay other service fees up to 0.25% of the average daily net assets of the Fund's Institutional Shares, Service Shares and Capital Shares to unaffiliated financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for other service fees.
For the year ended July 31, 2019, other service fees for the Fund were as follows:
Other Service Fees Incurred
Service Shares	$1,561,732
Capital Shares	25,623
TOTAL	$1,587,355
For the year ended July 31, 2019, the Fund's Institutional Shares did not incur other service fees.
Annual Shareholder Report

Federal Taxes
It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the “Code”) and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the year ended July 31, 2019, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of July 31, 2019, tax years 2016 through 2019 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.
When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
Restricted Securities
The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer's expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. The Fund's restricted securities, like other securities, are priced in accordance with procedures established by and under the general supervision of the Trustees.
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated. The Fund applies investment company accounting and reporting guidance.
Annual Shareholder Report

3. SHARES OF BENEFICIAL INTEREST
The following tables summarize share activity:
Year Ended July 31	2019		2018
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	40,036,951,004	$40,044,526,153	17,658,596,250	$17,660,456,173
Shares issued to shareholders in payment of distributions declared	64,134,982	64,147,966	23,527,285	23,528,617
Shares redeemed	(33,497,018,461)	(33,503,278,796)	(15,144,464,012)	(15,145,664,826)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	6,604,067,525	$6,605,395,323	2,537,659,523	$2,538,319,964

Year Ended July 31	2019		2018
Service Shares:	Shares	Amount	Shares	Amount
Shares sold	2,358,625,106	$2,359,060,772	1,240,814,181	$1,240,940,617
Shares issued to shareholders in payment of distributions declared	13,325,579	13,328,378	1,577,583	1,577,678
Shares redeemed	(1,503,443,981)	(1,503,733,301)	(1,185,170,315)	(1,185,215,374)
NET CHANGE RESULTING FROM SERVICE SHARE TRANSACTIONS	868,506,704	$868,655,849	57,221,449	$57,302,921

Year Ended July 31	2019		2018
Capital Shares:	Shares	Amount	Shares	Amount
Shares sold	57,337,012	$57,350,949	13,776,212	$13,786,792
Shares issued to shareholders in payment of distributions declared	590,617	590,722	279,973	279,986
Shares redeemed	(53,549,494)	(53,560,028)	(22,456,844)	(22,456,891)
NET CHANGE RESULTING FROM CAPITAL SHARE TRANSACTIONS	4,378,135	$4,381,643	(8,400,659)	$(8,390,113)
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	7,476,952,364	$7,478,432,815	2,586,480,313	$2,587,232,772
Annual Shareholder Report

4. FEDERAL TAX INFORMATION
The tax character of distributions as reported on the Statement of Changes in Net Assets for the years ended July 31, 2019 and 2018, was as follows:
	2019	2018
Ordinary income[1]	$242,052,047	$88,700,816
1	For tax purposes, short-term capital gain distributions are considered ordinary income distributions.
As of July 31, 2019, the components of distributable earnings on a tax-basis were as follows:
Undistributed ordinary income	$5,876
Net unrealized appreciation	$1,903,843
Undistributed long term capital gains	$51,621
At July 31, 2019, the cost of investments for federal tax purposes was $14,665,139,236. The net unrealized appreciation of investments for federal tax purposes was $1,903,843. This consists entirely of net unrealized appreciation from investments for those securities having an excess of value over cost.
The Fund used capital loss carryforwards of $953,114 to offset capital gains realized during the year ended July 31, 2019.
5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.20% of the Fund's average daily net assets. The Underlying Fund also has an investment advisory agreement with the Adviser by which the Adviser is entitled to an investment adviser fee of the Underlying Fund's average daily net assets. To avoid charging duplicative fees, the adviser has agreed to waive and/or reimburse their fee with respect to the net assets invested in the Underlying Fund. For the year ended July 31, 2019, the Adviser waived and/or reimbursed $20,176,330.
In addition, subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive and/or reimburse any portion of their fee and/or reimburse other operating expenses. For the year ended July 31, 2019, the Adviser voluntarily reimbursed $9,218,029 of other operating expenses.
Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. For purposes of determining the appropriate rate breakpoint, “Investment Complex” is defined as all of the Federated Funds subject to a fee under the Administrative Services Agreement. The fee paid to FAS is based on the average daily net assets of the Investment Complex as specified below:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.100%	on assets up to $50 billion
0.075%	on assets over $50 billion
Annual Shareholder Report

Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the year ended July 31, 2019, the annualized fee paid to FAS was 0.080% of average daily net assets of the Fund.
In addition, FAS may charge certain out-of-pocket expenses to the Fund.
Other Service Fees
For the year ended July 31, 2019, FSSC received $252 of the other service fees disclosed in Note 2.
Expense Limitation
Due to the possibility of changes in market conditions and other factors, there can be no assurance that the level of waivers/reimbursement/reduction of Fund expenses reflected in the financial highlights will be maintained in the future. However, the Adviser and certain of its affiliates (which may include FAS and FSSC) on their own initiative have agreed to waive certain amounts of their respective fees and/or reimburse expenses. Total annual fund operating expenses (excluding interest expense, extraordinary expenses and proxy-related expenses paid by the Fund, if any) and the Fund's share of the fees and expenses of the Underlying Fund paid by the Fund's Institutional Shares, Service Shares and Capital Shares (after the voluntary waivers and/or reimbursements) will not exceed 0.20%, 0.45% and 0.30% (the “Fee Limit”), respectively, up to but not including the later of (the “Termination Date”): (a) October 1, 2020; or (b) the date of the Fund's next effective Prospectus. While the Adviser and its applicable affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.
Directors'/Trustees' and Miscellaneous Fees
Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Directors'/Trustees' fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Adviser which in due course are reimbursed by the Fund. These expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses may be included in Accrued and Miscellaneous Expenses on the Statement of Assets and Liabilities and Statement of Operations, respectively.
Affiliated Shares of Beneficial Interest
As of July 31, 2019, a majority of the shares of beneficial interest outstanding are owned by other affiliated investment companies.
6. CONCENTRATION OF RISK
A substantial part of the Fund's portfolio invested in the Underlying Fund may be comprised of obligations of banks. As a result, the Fund may be more susceptible to any economic, business, political or other developments which generally affect these entities.
Annual Shareholder Report

7. LINE OF CREDIT
The Fund participates with certain other Federated Funds, on a several basis, in an up to $500,000,000 unsecured, 364-day, committed, revolving line of credit (LOC) agreement. The LOC was made available to finance temporarily the repurchase or redemption of shares of the Fund, failed trades, payment of dividends, settlement of trades and for other short-term, temporary or emergency general business purposes. The Fund cannot borrow under the LOC if an inter-fund loan is outstanding. The Fund's ability to borrow under the LOC also is subject to the limitations of the Act and various conditions precedent that must be satisfied before the Fund can borrow. Loans under the LOC are charged interest at a fluctuating rate per annum equal to the highest, on any day, of (a) (i) the federal funds effective rate, (ii) the one month London Interbank Offered Rate (LIBOR), and (iii) 0.0%, plus (b) a margin. The LOC also requires the Fund to pay, quarterly in arrears and at maturity, its pro rata share of a commitment fee based on the amount of the lenders' commitment that has not been utilized. As of July 31, 2019, the Fund had no outstanding loans. During the year ended July 31, 2019, the Fund did not utilize the LOC.
8. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of July 31, 2019, there were no outstanding loans. During the year ended July 31, 2019, the program was not utilized.
9. FEDERAL TAX INFORMATION (UNAUDITED)
For the fiscal year ended July 31, 2019, 87.92% of dividends paid by the Fund are interest-related dividends, as provided by the American Jobs Creation Act of 2004.
Annual Shareholder Report

Report of Independent Registered Public Accounting Firm
To The Board of Trustees of the Money Market Obligations Trust and Shareholders of Federated Institutional Prime Value Obligations Fund:
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of the Federated Institutional Prime Value Obligations Fund (the “Fund”), a portfolio of Money Market Obligations Trust, as of July 31, 2019, the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two year period then ended, and the related notes (collectively, the “financial statements”) and the financial highlights for each of the years in the five year period then ended. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of July 31, 2019, the results of its operations for the year then ended, the changes in its net assets for each of the years in the two year period then ended, and the financial highlights for each of the years in the five year period then ended, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
Annual Shareholder Report

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Such procedures also included confirmation of securities owned as of July 31, 2019 by correspondence with the custodian and brokers, or by other appropriate auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. We believe that our audits provide a reasonable basis for our opinion.
We have served as the auditor of one or more of Federated Investors'- investment companies since 2006.
Boston, Massachusetts
September 23, 2019
Annual Shareholder Report

Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or other service fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from February 1, 2019 to July 31, 2019.
ACTUAL EXPENSES
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Annual Shareholder Report

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.
	Beginning Account Value 2/1/2019	Ending Account Value 7/31/2019	Expenses Paid During Period[1]
Actual:
Institutional Shares	$1,000	$1,012.50	$0.00[2,3]
Service Shares	$1,000	$1,011.20	$1.25[4]
Capital Shares	$1,000	$1,012.00	$0.51[5]
Hypothetical (assuming a 5% return before expenses):
Institutional Shares	$1,000	$1,024.80	$0.00[2,3]
Service Shares	$1,000	$1,023.60	$1.25[4]
Capital Shares	$1,000	$1,024.30	$0.50[5]
1	Expenses are equal to the Fund's annualized net expense ratios, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half-year period). The annualized net expense ratios are as follows:

Institutional Shares	0.00%
Service Shares	0.25%
Capital Shares	0.10%
2	Represents less than $0.01.
3	Actual and Hypothetical expenses paid during the period utilizing the Fund's Institutional Shares current Fee Limit of 0.20% (as reflected in the Notes to Financial Statements, Note 5 under Expense Limitation), multiplied by the average account value over the period, multiplied by 181/365 (to reflect expenses paid as if they had been in effect throughout the most recent one-half-year period) would be $1.00 and $1.00, respectively.
4	Actual and Hypothetical expenses paid during the period utilizing the Fund's Service Shares current Fee Limit of 0.45% (as reflected in the Notes to Financial Statements, Note 5 under Expense Limitation), multiplied by the average account value over the period, multiplied by 181/365 (to reflect expenses paid as if they had been in effect throughout the most recent one-half-year period) would be $2.24 and $2.26, respectively.
5	Actual and Hypothetical expenses paid during the period utilizing the Fund's Capital Shares current Fee Limit of 0.30% (as reflected in the Notes to Financial Statements, Note 5 under Expense Limitation), multiplied by the average account value over the period, multiplied by 181/365 (to reflect expenses paid as if they had been in effect throughout the most recent one-half-year period) would be $1.50 and $1.51, respectively.
Annual Shareholder Report

Federated Institutional Prime Obligations Fund
Financial INFORMATION
Federated Institutional Prime Value Obligations Fund invests primarily in Federated Institutional Prime Obligations Fund. Therefore the Federated Institutional Prime Obligations Fund's financial information is included on pages 24 through 57.
Federated Institutional Prime Obligations Fund
Annual Shareholder Report

Portfolio of Investments Summary Tables (unaudited)– Federated Institutional Prime Obligations Fund
At July 31, 2019, the Fund's portfolio composition1 was as follows:
Security Type	Percentage of Total Net Assets
Other Repurchase Agreements and Repurchase Agreements	32.0%
Variable Rate Instruments	28.8%
Commercial Paper	22.2%
Bank Instruments	16.1%
Asset-backed Securities	1.0%
Corporate Bond	0.2%
Other Assets and Liabilities—Net[2]	(0.3)%
TOTAL	100.0%
At July 31, 2019, the Fund's effective maturity3 schedule was as follows:
Securities With an Effective Maturity of:	Percentage of Total Net Assets
1-7 Days	52.9%[4]
8-30 Days	17.6%
31-90 Days	18.9%
91-180 Days	8.5%
181 Days or more	2.4%
Other Assets and Liabilities—Net[2]	(0.3)%
TOTAL	100.0%
1	See the Fund's Prospectus and Statement of Additional Information for more complete information regarding these security types.
2	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
3	Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940, which regulates money market mutual funds.
4	Overnight securities comprised 43.9% of the Fund's portfolio.
Federated Institutional Prime Obligations Fund
Annual Shareholder Report

Portfolio of Investments– Federated Institutional Prime Obligations Fund
July 31, 2019
Principal Amount			Value
		ASSET-BACKED SECURITIES—1.0%
		Finance - Automotive—0.5%
$44,699,783		Enterprise Fleet Financing 2019-1, LLC, Class A1, 2.700%, 3/23/2020	$44,736,750
5,177,392		Westlake Automobile Receivables Trust 2019-1, Class A1, 2.768%, 2/18/2020	5,178,786
61,938,393		Westlake Automobile Receivables Trust 2019-2, Class A1, 2.526%, 6/15/2020	61,947,318
		TOTAL	111,862,854
		Finance - Equipment—0.5%
98,735,258		CNH Equipment Trust 2019-B, Class A1, 2.565%, 6/12/2020	98,824,998
		TOTAL ASSET-BACKED SECURITIES (IDENTIFIED COST $210,550,826)	210,687,852
		CERTIFICATES OF DEPOSIT—10.3%
		Finance - Banking—10.3%
175,000,000		Bank of Montreal, 2.690%—2.700%, 3/9/2020 - 3/19/2020	175,655,130
150,000,000		MUFG Bank Ltd., 2.600%, 10/31/2019	150,121,164
100,000,000		Mizuho Bank Ltd., 2.320%, 11/26/2019	100,029,052
355,000,000		Mizuho Bank Ltd., 2.350%—2.540%, 8/16/2019 - 10/31/2019	354,486,578
150,000,000		Mizuho Bank Ltd., 2.540%—2.580%, 9/10/2019 - 9/17/2019	149,551,459
85,000,000		Nordea Bank Abp, 2.620%, 9/11/2019	85,000,000
50,000,000		Sumitomo Mitsui Banking Corp., 2.240%, 2/3/2020	49,430,995
563,500,000		Sumitomo Mitsui Trust Bank Ltd., 2.290%—2.330%, 10/11/2019 - 11/15/2019	563,547,272
349,000,000		Toronto Dominion Bank, 2.440%—2.600%, 8/19/2019 - 12/3/2019	349,162,650
185,000,000		Toronto Dominion Bank, 2.660%, 12/2/2019	185,258,624
25,000,000		Wells Fargo Bank International, 2.700%, 9/23/2019	25,000,000
		TOTAL CERTIFICATES OF DEPOSIT (IDENTIFIED COST $2,185,908,541)	2,187,242,924
	[1]	COMMERCIAL PAPER—22.2%
		Aerospace/Auto—0.5%
105,000,000		Daimler Finance NA LLC, (GTD by Daimler AG), 2.416%, 9/26/2019	104,608,000
		Finance - Banking—7.4%
105,178,000		Albion Capital LLC, (MUFG Bank Ltd. LIQ), 2.333%, 9/27/2019	104,791,647
125,000,000		Alpine Securitization LLC, (Credit Suisse AG LIQ), 2.560%, 9/23/2019	125,000,000
145,000,000		Banque et Caisse d'Epargne de L'Etat, 2.568%, 10/4/2019	144,426,645
45,000,000		Bedford Row Funding Corp., (GTD by Royal Bank of Canada), 2.648%—3.060%, 10/11/2019 - 4/6/2020	44,423,748
Federated Institutional Prime Obligations Fund
Annual Shareholder Report

Principal Amount			Value
	[1]	COMMERCIAL PAPER—continued
		Finance - Banking—continued
$100,000,000		J.P. Morgan Securities LLC, 2.398%, 12/3/2019	$99,251,736
145,000,000		J.P. Morgan Securities LLC, 2.660%, 10/16/2019	144,308,701
75,975,000		LMA-Americas LLC, (Credit Agricole Corporate and Investment Bank LIQ), 2.304%—2.534%, 8/7/2019 - 10/11/2019	75,715,460
5,300,000		Malayan Banking Berhad, New York—CPLOC, (Wells Fargo Bank, N.A. LOC), 2.644%, 10/7/2019	5,277,255
178,175,000		Manhattan Asset Funding Company LLC, (Sumitomo Mitsui Banking Corp. LIQ), 2.315%—2.416%, 9/4/2019 - 10/4/2019	177,625,418
125,000,000		Matchpoint Finance PLC, (BNP Paribas SA LIQ), 2.257%—2.314%, 9/26/2019 - 11/19/2019	124,230,680
50,000,000		Matchpoint Finance PLC, (BNP Paribas SA LIQ), 2.390%, 10/15/2019	49,752,553
50,000,000		National Australia Bank Ltd., Melbourne, 2.670%, 3/19/2020	49,300,778
100,000,000		Nordea Bank Abp, 2.398%, 12/2/2019	99,256,000
225,000,000		Nordea Bank Abp, 2.589%—2.593%, 9/23/2019 - 10/4/2019	224,125,003
45,000,000		Sumitomo Mitsui Banking Corp., 2.634%, 9/9/2019	44,873,250
30,000,000		Toronto Dominion Bank, 2.319%, 9/5/2019	29,932,625
25,000,000		Westpac Banking Corp. Ltd., Sydney, 3.102%, 11/1/2019	24,847,906
		TOTAL	1,567,139,405
		Finance - Commercial—2.2%
198,000,000		Atlantic Asset Securitization LLC, 2.325%—2.344%, 8/26/2019 - 10/8/2019	197,468,305
25,000,000		CAFCO, LLC, 2.665%, 8/7/2019	24,989,042
75,000,000		CHARTA, LLC, 2.312%, 9/19/2019	74,765,208
78,000,000		CRC Funding, LLC, 2.573%—2.655%, 8/27/2019 - 11/6/2019	77,735,032
100,000,000		Crown Point Capital Co., LLC, (Credit Suisse AG LIQ), 2.285%, 11/1/2019	99,421,850
		TOTAL	474,379,437
		Finance - Retail—5.2%
73,600,000		Barton Capital S.A., 2.456%—2.456%, 8/1/2019	73,600,000
149,000,000		Chariot Funding LLC, 2.720%—2.723%, 3/2/2020 - 3/9/2020	146,887,942
404,500,000		Sheffield Receivables Company LLC, 2.315%—2.646%, 8/1/2019 - 10/10/2019	403,551,730
400,000,000		Starbird Funding Corp., 2.382%—2.614%, 8/9/2019 - 11/6/2019	398,937,150
80,000,000		Thunder Bay Funding, LLC, 2.614%—2.635%, 9/4/2019 - 9/16/2019	79,756,361
		TOTAL	1,102,733,183
		Finance - Securities—2.7%
188,000,000		Anglesea Funding LLC, 2.263%—2.665%, 9/16/2019 - 11/1/2019	187,199,653
114,000,000		Chesham Finance LLC Series III, (Societe Generale, Paris COL), 2.301%, 8/5/2019	113,970,866
Federated Institutional Prime Obligations Fund
Annual Shareholder Report

Principal Amount			Value
	[1]	COMMERCIAL PAPER—continued
		Finance - Securities—continued
$94,000,000		Collateralized Commercial Paper Co. LLC, 2.620%—2.682%, 10/7/2019 - 11/5/2019	$93,548,548
50,000,000		Collateralized Commercial Paper FLEX Co., LLC, (J.P. Morgan Securities LLC COL), 2.929%, 8/15/2019	49,944,000
25,000,000		Collateralized Commercial Paper II Co. LLC, (J.P. Morgan Securities LLC COL), 3.231%, 11/25/2019	24,822,550
50,000,000		Great Bridge Capital Co., LLC, (Standard Chartered Bank COL), 2.369%, 9/27/2019	49,813,167
60,000,000		Longship Funding LLC, (Nordea Bank Abp COL), 2.547%, 8/12/2019	59,953,616
		TOTAL	579,252,400
		Food & Beverage—0.3%
60,000,000		Nestle Capital Corp., (GTD by Nestle S.A.), 2.620%, 12/23/2019	59,487,184
		Insurance—0.6%
119,196,000		UnitedHealth Group, Inc., 2.485%—2.505%, 8/1/2019 - 8/14/2019	119,146,744
		Sovereign—3.3%
709,000,000		Kells Funding, LLC, (FMS Wertmanagement AoR LIQ), 2.316%—2.603%, 8/8/2019 - 10/27/2019	707,305,359
		TOTAL COMMERCIAL PAPER (IDENTIFIED COST $4,712,657,660)	4,714,051,712
		CORPORATE BOND—0.2%
		Finance - Banking—0.2%
44,488,000		Westpac Banking Corp. Ltd., Sydney, Sr. Unsecd. Note, 2.150%, 3/6/2020 (IDENTIFIED COST $44,354,929)	44,421,226
	[2]	NOTES - VARIABLE—28.8%
		Aerospace/Auto—0.3%
74,000,000		Toyota Credit Canada, Inc., (Toyota Motor Corp. Support Agreement), 2.534% (1-month USLIBOR +0.170%), 8/8/2019	73,986,451
		Finance - Banking—24.1%
100,000,000		Alpine Securitization LLC, (Credit Suisse AG LIQ), 2.412% (3-month USLIBOR +0.150%), 8/26/2019	100,000,000
50,000,000		Alpine Securitization LLC, (Credit Suisse AG LIQ), 2.472% (1-month USLIBOR +0.200%), 8/20/2019	50,000,000
100,000,000		Alpine Securitization LLC, (Credit Suisse AG LIQ), 2.519% (1-month USLIBOR +0.150%), 8/12/2019	100,000,000
47,000,000		Bank of Montreal, 2.560% (1-month USLIBOR +0.200%), 8/5/2019	47,000,000
70,000,000		Bank of Montreal, 2.562% (1-month USLIBOR +0.160%), 8/1/2019	69,982,586
50,000,000		Bank of Montreal, 2.579% (1-month USLIBOR +0.200%), 8/12/2019	50,000,000
50,000,000		Bank of Montreal, 2.643% (3-month USLIBOR +0.340%), 10/15/2019	50,121,000
100,000,000		Bank of Montreal, 2.769% (1-month USLIBOR +0.400%), 8/12/2019	100,101,407
Federated Institutional Prime Obligations Fund
Annual Shareholder Report

Principal Amount			Value
	[2]	NOTES - VARIABLE—continued
		Finance - Banking—continued
$180,000,000		Bank of Nova Scotia, Toronto, 2.401% (1-month USLIBOR +0.160%), 8/28/2019	$179,957,866
149,500,000		Bank of Nova Scotia, Toronto, 2.470% (1-month USLIBOR +0.170%), 8/19/2019	149,469,835
74,500,000		Bank of Nova Scotia, Toronto, 2.660% (Effective Fed Funds +0.270%), 8/1/2019	74,506,123
99,500,000		Bank of Nova Scotia, Toronto, 2.660% (Effective Fed Funds +0.270%), 8/1/2019	99,508,200
200,000,000		Bank of Nova Scotia, Toronto, 2.680% (Effective Fed Funds +0.290%), 8/1/2019	199,999,144
20,000,000		Bedford Row Funding Corp., (GTD by Royal Bank of Canada), 2.456% (1-month USLIBOR +0.190%), 8/26/2019	19,998,618
50,000,000		Bedford Row Funding Corp., (GTD by Royal Bank of Canada), 2.457% (1-month USLIBOR +0.220%), 8/30/2019	50,000,000
30,000,000		Bedford Row Funding Corp., (GTD by Royal Bank of Canada), 2.463% (3-month USLIBOR +0.160%), 10/15/2019	30,016,172
20,000,000		Bedford Row Funding Corp., (GTD by Royal Bank of Canada), 2.492% (1-month USLIBOR +0.230%), 8/26/2019	20,000,000
60,000,000		Bedford Row Funding Corp., (GTD by Royal Bank of Canada), 2.505% (1-month USLIBOR +0.180%), 8/15/2019	59,993,620
50,000,000		Bedford Row Funding Corp., (GTD by Royal Bank of Canada), 2.549% (1-month USLIBOR +0.180%), 8/12/2019	50,001,075
40,000,000		Bedford Row Funding Corp., (GTD by Royal Bank of Canada), 2.579% (1-month USLIBOR +0.200%), 8/12/2019	40,004,945
50,000,000		Bedford Row Funding Corp., (GTD by Royal Bank of Canada), 2.579% (1-month USLIBOR +0.200%), 8/2/2019	49,998,687
35,000,000		Bedford Row Funding Corp., (GTD by Royal Bank of Canada), 2.579% (1-month USLIBOR +0.210%), 8/1/2019	35,002,325
30,000,000		Bedford Row Funding Corp., (GTD by Royal Bank of Canada), 2.589% (1-month USLIBOR +0.220%), 8/12/2019	29,999,658
25,000,000		Bedford Row Funding Corp., (GTD by Royal Bank of Canada), 2.599% (1-month USLIBOR +0.330%), 8/26/2019	25,014,386
110,000,000		Canadian Imperial Bank of Commerce, 2.462% (1-month USLIBOR +0.190%), 8/22/2019	110,000,000
119,500,000		Canadian Imperial Bank of Commerce, 2.531% (3-month USLIBOR +0.220%), 9/27/2019	119,590,836
100,000,000		Canadian Imperial Bank of Commerce, 2.539% (1-month USLIBOR +0.170%), 8/12/2019	100,002,934
100,000,000		Canadian Imperial Bank of Commerce, 2.578% (1-month USLIBOR +0.180%), 8/2/2019	100,014,769
100,000,000		Canadian Imperial Bank of Commerce, 2.582% (1-month USLIBOR +0.180%), 8/1/2019	100,011,941
75,000,000		Canadian Imperial Bank of Commerce, 2.650% (Effective Fed Funds +0.260%), 8/1/2019	74,999,686
Federated Institutional Prime Obligations Fund
Annual Shareholder Report

Principal Amount			Value
	[2]	NOTES - VARIABLE—continued
		Finance - Banking—continued
$140,000,000		Canadian Imperial Bank of Commerce, 2.650% (Effective Fed Funds +0.260%), 8/1/2019	$139,999,922
25,000,000		Canadian Imperial Bank of Commerce, 2.650% (Effective Fed Funds +0.260%), 8/1/2019	24,999,998
20,000,000		Canadian Imperial Bank of Commerce, 2.670% (Effective Fed Funds +0.280%), 8/1/2019	20,002,771
40,000,000		Canadian Imperial Bank of Commerce, 2.714% (1-month USLIBOR +0.350%), 8/8/2019	40,038,406
100,000,000		Canadian Imperial Bank of Commerce, 2.788% (1-month USLIBOR +0.400%), 8/5/2019	100,115,995
6,355,000		Centra State Medical Arts Building LLC, (TD Bank, N.A. LOC), 2.500%, 8/7/2019	6,355,000
80,000,000		Commonwealth Bank of Australia, 2.482% (1-month USLIBOR +0.220%), 8/27/2019	80,000,000
125,000,000		Commonwealth Bank of Australia, 2.566% (1-month USLIBOR +0.200%), 8/9/2019	125,000,000
5,370,000		Dynetics, Inc., Series 2010-A, (Branch Banking & Trust Co. LOC), 2.430%, 8/1/2019	5,370,000
3,000,000		Griffin-Spalding County, GA Development Authority, Norcom, Inc. Project 2013A, (Bank of America N.A. LOC), 2.450%, 8/1/2019	3,000,000
7,000,000		Griffin-Spalding County, GA Development Authority, Norcom, Inc. Project, (Bank of America N.A. LOC), 2.450%, 8/1/2019	7,000,000
10,000,000		J.P. Morgan Securities LLC, 2.435% (1-month USLIBOR +0.110%), 8/14/2019	10,000,183
5,375,000		Michael Dennis Sullivan Irrevocable Trust, Series 2015, (Wells Fargo Bank, N.A. LOC), 2.440%, 8/1/2019	5,375,000
9,780,000		Mike P. Sturdivant, Sr. Family Trust, Series 2016, (Wells Fargo Bank, N.A. LOC), 2.440%, 8/1/2019	9,780,000
100,000,000		National Australia Bank Ltd., Melbourne, 2.418% (3-month USLIBOR +0.100%), 9/30/2019	99,986,267
125,000,000		National Australia Bank Ltd., Melbourne, 2.432% (1-month USLIBOR +0.160%), 8/20/2019	124,981,187
60,000,000		National Australia Bank Ltd., Melbourne, 2.446% (1-month USLIBOR +0.180%), 8/27/2019	59,995,854
46,000,000		Pepper I-Prime 2018-2 Trust, Class A1U1, (GTD by National Australia Bank Ltd., Melbourne), 2.761% (1-month USLIBOR +0.350%), 8/13/2019	46,023,948
40,000,000		Pepper I-Prime 2019-1 Trust, Class A1U1, (GTD by National Australia Bank Ltd., Melbourne), 2.751% (1-month USLIBOR +0.350%), 8/14/2020	40,056,948
30,500,000		Pepper Residential Securities Trust No. 19, Class A1U2, (GTD by National Australia Bank Ltd., Melbourne), 2.763% (1-month USLIBOR +0.350%), 8/12/2019	30,512,142
Federated Institutional Prime Obligations Fund
Annual Shareholder Report

Principal Amount			Value
	[2]	NOTES - VARIABLE—continued
		Finance - Banking—continued
$4,960,000		Public Building Corp. Springfield, MO, Jordan Valley Ice Park, Series 2003, (U.S. Bank, N.A. LOC), 2.270%, 8/1/2019	$4,960,000
49,500,000		Royal Bank of Canada, 2.462% (3-month USLIBOR +0.140%), 10/16/2019	49,524,605
20,000,000		Royal Bank of Canada, 2.520% (1-month USLIBOR +0.160%), 8/5/2019	19,998,473
25,000,000		Royal Bank of Canada, 2.525% (1-month USLIBOR +0.200%), 8/15/2019	25,000,000
50,000,000		Royal Bank of Canada, 2.542% (3-month USLIBOR +0.210%), 10/3/2019	50,037,492
25,000,000		Royal Bank of Canada, 2.597% (1-month USLIBOR +0.360%), 8/30/2019	25,018,968
48,600,000		Royal Bank of Canada, 2.630% (Effective Fed Funds +0.260%), 9/10/2019	48,599,747
50,000,000		Royal Bank of Canada, 2.650% (Effective Fed Funds +0.260%), 8/1/2019	49,999,713
50,000,000		Royal Bank of Canada, 2.650% (Effective Fed Funds +0.260%), 8/1/2019	49,999,704
50,000,000		Royal Bank of Canada, 2.660% (Effective Fed Funds +0.270%), 8/1/2019	50,007,489
100,000,000		Royal Bank of Canada, 2.670% (Effective Fed Funds +0.280%), 8/1/2019	100,019,997
20,000,000		Royal Bank of Canada, 2.670% (Effective Fed Funds +0.280%), 8/1/2019	20,004,386
40,000,000		Royal Bank of Canada, 2.710% (Effective Fed Funds +0.310%), 8/1/2019	40,000,444
15,000,000		SSAB AB (publ), Series 2014-B, (Credit Agricole Corporate and Investment Bank LOC), 2.430%, 8/1/2019	15,000,000
20,000,000		SSAB AB (publ), Series 2015-B, (Nordea Bank Abp LOC), 2.430%, 8/1/2019	20,000,000
750,000		St. Andrew United Methodist Church, Series 2004, (Wells Fargo Bank, N.A. LOC), 2.400%, 8/1/2019	750,000
100,000,000		Sumitomo Mitsui Banking Corp., 2.470% (1-month USLIBOR +0.110%), 8/5/2019	100,003,236
25,000,000		Sumitomo Mitsui Banking Corp., 2.488% (1-month USLIBOR +0.100%), 8/5/2019	25,000,192
200,000,000		Sumitomo Mitsui Banking Corp., 2.497% (1-month USLIBOR +0.130%), 8/9/2019	199,976,744
100,000,000		Sumitomo Mitsui Trust Bank Ltd., 2.470% (1-month USLIBOR +0.110%), 8/5/2019	100,003,236
50,000,000		Toronto Dominion Bank, 2.469% (1-month USLIBOR +0.200%), 8/27/2019	49,999,970
25,000,000		Toronto Dominion Bank, 2.498% (1-month USLIBOR +0.200%), 8/19/2019	24,999,986
Federated Institutional Prime Obligations Fund
Annual Shareholder Report

Principal Amount			Value
	[2]	NOTES - VARIABLE—continued
		Finance - Banking—continued
$25,000,000		Toronto Dominion Bank, 2.611% (1-month USLIBOR +0.370%), 8/27/2019	$25,019,649
75,000,000		Toronto Dominion Bank, 2.660% (Effective Fed Funds +0.270%), 8/1/2019	74,999,628
100,000,000		Toronto Dominion Bank, 2.670% (Effective Fed Funds +0.280%), 8/1/2019	99,999,555
40,000,000		Toronto Dominion Bank, 2.675% (1-month USLIBOR +0.350%), 8/13/2019	40,028,620
35,000,000		Toronto Dominion Bank, 2.710% (Effective Fed Funds +0.320%), 8/1/2019	34,999,899
50,000,000		Toronto Dominion Bank, 2.710% (Effective Fed Funds +0.320%), 8/1/2019	49,999,838
100,000,000		Westpac Banking Corp. Ltd., Sydney, 2.500% (3-month USLIBOR +0.180%), 10/2/2019	100,066,169
75,000,000		Westpac Banking Corp. Ltd., Sydney, 2.556% (1-month USLIBOR +0.190%), 8/9/2019	75,000,000
150,000,000		Westpac Banking Corp. Ltd., Sydney, 2.670% (Effective Fed Funds +0.280%), 8/1/2019	150,041,671
127,200,000		Westpac Banking Corp. Ltd., Sydney, 2.690% (Effective Fed Funds +0.300%), 8/1/2019	127,252,924
6,485,000		Yeshivas Novominsk, Series 2008, (TD Bank, N.A. LOC), 2.370%, 8/1/2019	6,485,000
		TOTAL	5,116,686,769
		Finance - Commercial—0.7%
50,000,000		Crown Point Capital Co., LLC, (Credit Suisse AG LIQ), 2.525% (1-month USLIBOR +0.200%), 8/14/2019	50,000,000
99,500,000		Crown Point Capital Co., LLC, (Credit Suisse AG LIQ), 2.564% (1-month USLIBOR +0.200%), 8/6/2019	99,500,000
		TOTAL	149,500,000
		Finance - Retail—1.1%
25,000,000		Chariot Funding LLC, 2.479% (1-month USLIBOR +0.210%), 8/26/2019	25,010,892
25,000,000		Chariot Funding LLC, 2.592% (1-month USLIBOR +0.190%), 8/1/2019	25,002,644
50,000,000		Old Line Funding, LLC, 2.710% (Effective Fed Funds +0.320%), 8/1/2020	49,999,997
60,000,000		Old Line Funding, LLC, 2.738% (1-month USLIBOR +0.350%), 8/5/2019	60,000,000
67,500,000		Thunder Bay Funding, LLC, 2.710% (Effective Fed Funds +0.320%), 8/1/2020	67,499,996
		TOTAL	227,513,529
Federated Institutional Prime Obligations Fund
Annual Shareholder Report

Principal Amount			Value
	[2]	NOTES - VARIABLE—continued
		Finance - Securities—1.8%
$42,000,000		Anglesea Funding LLC, (Citigroup Global Markets, Inc. COL)/(HSBC Bank PLC COL)/(J.P. Morgan Securities LLC COL)/(Societe Generale, Paris COL), 2.461% (1-month USLIBOR +0.220%), 8/28/2019	$42,000,000
95,000,000		Anglesea Funding LLC, (Citigroup Global Markets, Inc. COL)/(HSBC Bank PLC COL)/(J.P. Morgan Securities LLC COL)/(Societe Generale, Paris COL), 2.587% (1-month USLIBOR +0.220%), 8/9/2019	95,000,000
25,000,000		Anglesea Funding LLC, (Citigroup Global Markets, Inc. COL)/(HSBC Bank PLC COL)/(J.P. Morgan Securities LLC COL)/(Societe Generale, Paris COL), 2.608% (1-month USLIBOR +0.220%), 8/5/2019	25,000,000
50,000,000		Anglesea Funding LLC, (Citigroup Global Markets, Inc. COL)/(HSBC Bank PLC COL)/(J.P. Morgan Securities LLC COL)/(Societe Generale, Paris COL), 2.622% (1-month USLIBOR +0.220%), 8/1/2019	50,000,000
8,000,000		Collateralized Commercial Paper Co. LLC, (J.P. Morgan Securities LLC COL), 2.522% (1-month USLIBOR +0.120%), 8/6/2019	7,999,678
49,500,000		Collateralized Commercial Paper FLEX Co., LLC, (J.P. Morgan Securities LLC COL), 2.381% (1-month USLIBOR +0.120%), 8/23/2019	49,498,003
50,000,000		Collateralized Commercial Paper FLEX Co., LLC, (J.P. Morgan Securities LLC COL), 2.522% (1-month USLIBOR +0.120%), 8/2/2019	49,995,611
20,000,000		Collateralized Commercial Paper FLEX Co., LLC, (J.P. Morgan Securities LLC COL), 2.532% (1-month USLIBOR +0.130%), 8/6/2019	19,999,019
40,000,000		Glencove Funding LLC, (JPMorgan Chase Bank, N.A. COL), 2.568% (1-month USLIBOR +0.180%), 8/5/2019	40,000,000
		TOTAL	379,492,311
		Government Agency—0.8%
9,015,000		Austen Children's Gift Trust, (FHLB of Dallas LOC), 2.430%, 8/1/2019	9,015,000
5,445,000		Design Center LLC, (FHLB of Pittsburgh LOC), 2.430%, 8/1/2019	5,445,000
23,900,000		Fiddyment Ranch Apartments LP, Series 2017-A Fiddyment Ranch Apartments, (FHLB of San Francisco LOC), 2.440%, 8/1/2019	23,900,000
23,900,000		Fiddyment Ranch Apartments LP, Series 2017-B Fiddyment Ranch Apartments, (FHLB of San Francisco LOC), 2.440%, 8/1/2019	23,900,000
16,700,000		Greene County Development Authority, Reynolds Lodge, LLC Series 2000B, 2.300%, 8/7/2019	16,700,000
32,000,000		HW Hellman Building, L.P., HW Hellman Building Apartments Project Series 2015-A, (FHLB of San Francisco LOC), 2.440%, 8/1/2019	32,000,000
16,000,000		HW Hellman Building, L.P., HW Hellman Building Apartments Project Series 2015-B, (FHLB of San Francisco LOC), 2.440%, 8/1/2019	16,000,000
5,845,000		Herman & Kittle Capital, LLC, Canterbury House Apartments-Lebanon Project Series 2005, (FHLB of Cincinnati LOC), 2.430%, 8/1/2019	5,845,000
4,655,000		Jefferson at Stadium Park—Phase B Owner LLC, Jefferson at Stadium Park Apartments, (FHLB of San Francisco LOC), 2.440%, 8/1/2019	4,655,000
6,200,000		Mohr Green Associates L.P., 2012-A, (FHLB of San Francisco LOC), 2.440%, 8/1/2019	6,200,000
19,640,000		OSL Santa Rosa Fountaingrove LLC, (FHLB of San Francisco LOC), 2.440%, 8/1/2019	19,640,000
Federated Institutional Prime Obligations Fund
Annual Shareholder Report

Principal Amount			Value
	[2]	NOTES - VARIABLE—continued
		Government Agency—continued
$5,740,000		The Leopold Family Insurance Trust, (FHLB of Dallas LOC), 2.430%, 8/1/2019	$5,740,000
5,975,000		The Thompson 2018 Family Trust, (FHLB of Dallas LOC), 2.420%, 8/1/2019	5,975,000
		TOTAL	175,015,000
		TOTAL NOTES - VARIABLE (IDENTIFIED COST $6,121,553,677)	6,122,194,060
		TIME DEPOSITS—5.8%
		Finance - Banking—5.8%
279,000,000		ABN Amro Bank NV, 2.290%, 8/5/2019	279,000,000
950,000,000		Credit Agricole Corporate and Investment Bank, 2.340%, 8/1/2019	950,000,000
		TOTAL TIME DEPOSITS (IDENTIFIED COST $1,229,000,000)	1,229,000,000
		OTHER REPURCHASE AGREEMENTS—9.2%
		Finance - Banking—9.2%
50,000,000		BMO Capital Markets Corp., 2.470%, dated 7/31/2019, interest in a $140,000,000 collateralized loan agreement will repurchase securities provided as collateral for $140,009,606 on 8/1/2019, in which asset-backed securities, corporate bonds and medium term notes with a market value of $142,809,798 have been received as collateral and held with BNY Mellon as tri-party agent.	50,000,000
25,000,000		BMO Capital Markets Corp., 2.520%, dated 7/31/2019, interest in a $50,000,000 collateralized loan agreement will repurchase securities provided as collateral for $50,003,500 on 8/1/2019, in which asset-backed securities, collateralized mortgage obligations and corporate bonds with a market value of $51,003,694 have been received as collateral and held with BNY Mellon as tri-party agent.	25,000,000
64,000,000		BNP Paribas SA, 2.500%, dated 7/31/2019, interest in a $175,000,000 collateralized loan agreement will repurchase securities provided as collateral for $175,012,153 on 8/1/2019, in which collateralized mortgage obligations and corporate bonds with a market value of $178,512,396 have been received as collateral and held with BNY Mellon as tri-party agent.	64,000,000
25,000,000		Citigroup Global Markets, Inc., 2.665%, dated 2/1/2019, interest in a $75,000,000 collateralized loan agreement will repurchase securities provided as collateral for $76,005,165 on 8/1/2019, in which medium-term notes and sovereign with a market value of $76,697,598 have been received as collateral and held with BNY Mellon as tri-party agent.	25,000,000
95,000,000		Citigroup Global Markets, Inc., 2.715%, dated 2/1/2019, interest in a $145,000,000 collateralized loan agreement will repurchase securities provided as collateral for $146,979,770 on 8/1/2019, in which asset-backed securities, collateralized mortgage obligations and medium-term notes with a market value of $148,288,390 have been received as collateral and held with BNY Mellon as tri-party agent.	95,000,000
Federated Institutional Prime Obligations Fund
Annual Shareholder Report

Principal Amount		Value
	OTHER REPURCHASE AGREEMENTS—continued
	Finance - Banking—continued
$48,400,000	Citigroup Global Markets, Inc., 2.870%, dated 7/31/2019, interest in a $50,000,000 collateralized loan agreement will repurchase securities provided as collateral for $50,003,986 on 8/1/2019, in which asset-backed securities and collateralized mortgage obligations with a market value of $51,094,684 have been received as collateral and held with BNY Mellon as tri-party agent.	$48,400,000
125,000,000	HSBC Securities (USA), Inc., 2.470%, dated 7/31/2019, interest in a $125,000,000 collateralized loan agreement will repurchase securities provided as collateral for $125,008,576 on 8/1/2019, in which corporate bonds, medium-term notes and sovereign with a market value of $127,500,000 have been received as collateral and held with BNY Mellon as tri-party agent.	125,000,000
79,749,000	HSBC Securities (USA), Inc., 2.570%, dated 7/31/2019, interest in a $175,000,000 collateralized loan agreement will repurchase securities provided as collateral for $175,012,493 on 8/1/2019, in which corporate bonds with a market value of $178,500,000 have been received as collateral and held with BNY Mellon as tri-party agent.	79,749,000
50,000,000	ING Financial Markets LLC, 2.600%, dated 7/1/2019, interest in a $100,000,000 collateralized loan agreement will repurchase securities provided as collateral for $100,223,889 on 8/1/2019, in which corporate bonds with a market value of $102,228,367 have been received as collateral and held with BNY Mellon as tri-party agent.	50,000,000
50,000,000	J.P. Morgan Securities LLC, 2.760%, dated 6/17/2019, interest in a $100,000,000 collateralized loan agreement will repurchase securities provided as collateral for $101,403,127 on 9/17/2019, in which asset-backed securities and collateralized mortgage obligations with a market value of $102,000,000 have been received as collateral and held with BNY Mellon as tri-party agent.	50,000,000
100,000,000	MUFG Securities Americas, Inc., 2.490%, dated 7/31/2019, interest in a $250,000,000 collateralized loan agreement will repurchase securities provided as collateral for $250,017,292 on 8/1/2019, in which municipal bonds with a market value of $255,017,638 have been received as collateral and held with BNY Mellon as tri-party agent.	100,000,000
80,000,000	MUFG Securities Americas, Inc., 2.570%, dated 7/31/2019, interest in a $200,000,000 collateralized loan agreement will repurchase securities provided as collateral for $200,014,278 on 8/1/2019, in which American depositary receipts, common stocks, convertible bonds, corporate bonds, exchange traded funds and unit investment trust with a market value of $204,014,564 have been received as collateral and held with BNY Mellon as tri-party agent.	80,000,000
50,000,000	Mizuho Securities USA, Inc., 2.630%, dated 7/23/2019, interest in a $50,000,000 collateralized loan agreement will repurchase securities provided as collateral for $50,051,139 on 8/6/2019, in which exchange traded funds with a market value of $51,033,553 have been received as collateral and held with BNY Mellon as tri-party agent.	50,000,000
Federated Institutional Prime Obligations Fund
Annual Shareholder Report

Principal Amount		Value
	OTHER REPURCHASE AGREEMENTS—continued
	Finance - Banking—continued
$50,000,000	Mizuho Securities USA, Inc., 2.660%, dated 3/14/2018, interest in a $160,000,000 collateralized loan agreement will repurchase securities provided as collateral for $160,761,822 on 9/9/2019, in which exchange traded with a market value of $163,480,251 have been received as collateral and held with BNY Mellon as tri-party agent.	$50,000,000
215,000,000	Societe Generale, Paris, 2.480%, dated 7/31/2019, interest in a $650,000,000 collateralized loan agreement will repurchase securities provided as collateral for $650,044,778 on 8/1/2019, in which corporate bonds, medium-term notes and sovereign with a market value of $663,045,674 have been received as collateral and held with BNY Mellon as tri-party agent.	215,000,000
201,200,000	Societe Generale, Paris, 2.550%, dated 7/31/2019, interest in a $450,000,000 collateralized loan agreement will repurchase securities provided as collateral for $450,031,875 on 8/1/2019, in which corporate bonds, medium-term notes and sovereign with a market value of $459,032,513 have been received as collateral and held with BNY Mellon as tri-party agent.	201,200,000
100,000,000	Wells Fargo Securities LLC, 2.400%, dated 7/31/2019, interest in a $100,000,000 collateralized loan agreement will repurchase securities provided as collateral for $100,046,667 on 8/7/2019, in which commercial paper with a market value of $102,006,801 have been received as collateral and held with BNY Mellon as tri-party agent.	100,000,000
100,000,000	Wells Fargo Securities LLC, 2.470%, dated 7/31/2019, interest in a $200,000,000 collateralized loan agreement will repurchase securities provided as collateral for $200,013,722 on 8/1/2019, in which commercial paper and medium-term notes with a market value of $204,013,998 have been received as collateral and held with BNY Mellon as tri-party agent.	100,000,000
100,000,000	Wells Fargo Securities LLC, 2.520%, dated 7/30/2019, interest in a $100,000,000 collateralized loan agreement will repurchase securities provided as collateral for $100,049,000 on 8/6/2019, in which medium-term notes and sovereign with a market value of $102,015,081 have been received as collateral and held with BNY Mellon as tri-party agent.	100,000,000
175,000,000	Wells Fargo Securities LLC, 2.530%, dated 7/25/2019, interest in a $175,000,000 collateralized loan agreement will repurchase securities provided as collateral for $175,086,090 on 8/1/2019, in which commercial paper with a market value of $178,587,812 have been received as collateral and held with BNY Mellon as tri-party agent.	175,000,000
80,000,000	Wells Fargo Securities LLC, 2.680%, dated 7/22/2019, interest in a $80,000,000 collateralized loan agreement will repurchase securities provided as collateral for $80,524,089 on 10/18/2019, in which collateralized mortgage obligations with a market value of $81,660,747 have been received as collateral and held with BNY Mellon as tri-party agent.	80,000,000
Federated Institutional Prime Obligations Fund
Annual Shareholder Report

Principal Amount		Value
	OTHER REPURCHASE AGREEMENTS—continued
	Finance - Banking—continued
$100,000,000	Wells Fargo Securities LLC, 3.130%, dated 4/18/2019, interest in a $100,000,000 collateralized loan agreement will repurchase securities provided as collateral for $101,565,000 on 10/15/2019, in which asset-backed securities with a market value of $102,931,176 have been received as collateral and held with BNY Mellon as tri-party agent.	$100,000,000
	TOTAL OTHER REPURCHASE AGREEMENTS (IDENTIFIED COST $1,963,349,000)	1,963,349,000
	REPURCHASE AGREEMENTS—22.8%
	Finance - Banking—22.8%
500,000,000	Interest in $1,500,000,000 joint repurchase agreement 2.550%, dated 7/31/2019 under which Bank of Nova Scotia will repurchase securities provided as collateral for $1,500,106,250 on 8/1/2019. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency and U.S. Treasury securities with various maturities to 8/1/2049 and the market value of those underlying securities was $1,530,108,473.	500,000,000
500,000,000	Interest in $1,250,000,000 joint repurchase agreement 2.560%, dated 7/31/2019 under which Mitsubishi UFJ Securities (USA), Inc. will repurchase securities provided as collateral for $1,250,088,889 on 8/1/2019. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities with various maturities to 6/1/2056 and the market value of those underlying securities was $1,286,601,053.	500,000,000
1,000,000,000	Interest in $3,000,000,000 joint repurchase agreement 2.560%, dated 7/31/2019 under which Nomura Securities International, Inc. will repurchase securities provided as collateral for $3,000,213,333 on 8/1/2019. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency and U.S. Treasury securities with various maturities to 3/20/2069 and the market value of those underlying securities was $3,060,198,846.	1,000,000,000
500,000,000	Interest in $500,000,000 joint repurchase agreement 2.550%, dated 7/31/2019 under which RBC Dominion Securities, Inc. will repurchase securities provided as collateral for $500,035,417 on 8/1/2019. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities with various maturities to 5/20/2049 and the market value of those underlying securities was $510,674,041.	500,000,000
351,000,000	Interest in $3,000,000,000 joint repurchase agreement 2.560%, dated 7/31/2019 under which Sumitomo Mitsui Banking Corp will repurchase securities provided as collateral for $3,000,213,333 on 8/1/2019. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities with various maturities to 12/1/2048 and the market value of those underlying securities was $3,060,217,600.	351,000,000
Federated Institutional Prime Obligations Fund
Annual Shareholder Report

Principal Amount		Value
	REPURCHASE AGREEMENTS—continued
	Finance - Banking—continued
$245,100,000	Interest in $250,000,000 joint repurchase agreement 2.560%, dated 7/31/2019 under which Wells Fargo Securities LLC will repurchase securities provided as collateral for $250,017,778 on 8/1/2019. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities with various maturities to 11/25/2051 and the market value of those underlying securities was $255,140,971.	$245,100,000
1,750,000,000	Interest in $4,605,000,000 joint repurchase agreement 2.560%, dated 7/31/2019 under which Wells Fargo Securities LLC will repurchase securities provided as collateral for $4,605,327,467 on 8/1/2019. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities with various maturities to 8/1/2049 and the market value of those underlying securities was $4,697,469,652.	1,750,000,000
	TOTAL REPURCHASE AGREEMENTS (IDENTIFIED COST $4,846,100,000)	4,846,100,000
	TOTAL INVESTMENT IN SECURITIES—100.3% (IDENTIFIED COST $21,313,474,633)[3]	21,317,046,774
	OTHER ASSETS AND LIABILITIES - NET—(0.3)%[4]	(61,918,564)
	TOTAL NET ASSETS—100%	$21,255,128,210
1	Discount rate at time of purchase for discount issues, or the coupon for interest-bearing issues.
2	Floating/variable note with current rate and current maturity or next reset date shown. Certain variable rate securities are not based on a published reference rate and spread, but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.
3	Also represents cost for federal tax purposes.
4	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Note: The categories of investments are shown as a percentage of total net assets at July 31, 2019.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
As of July 31, 2019, all investments of the Fund utilized Level 2 inputs in valuing the Fund's assets carried at fair value.
Federated Institutional Prime Obligations Fund
Annual Shareholder Report

The following acronyms are used throughout this portfolio:
COL	—Collateralized
FHLB	—Federal Home Loan Bank
GTD	—Guaranteed
LIBOR	—London Interbank Offered Rate
LIQ	—Liquidity Agreement
LOC	—Letter of Credit
See Notes which are an integral part of the Financial Statements
Federated Institutional Prime Obligations Fund
Annual Shareholder Report

Financial Highlights–Institutional Shares–
Federated Institutional Prime Obligations Fund
(For a Share Outstanding Throughout Each Period)
Year Ended July 31	2019	2018	2017	2016	2015
Net Asset Value, Beginning of Period	$1.0003	$1.0003	$1.0000	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.0239	0.0156	0.0063	0.003	0.000[1]
Net realized and unrealized gain	0.0001	0.0000[2]	0.0011	0.001	0.000[1]
TOTAL FROM INVESTMENT OPERATIONS	0.0240	0.0156	0.0074	0.004	0.000[1]
Less Distributions:
Distributions from net investment income	(0.0239)	(0.0156)	(0.0063)	(0.003)	(0.000)[1]
Distributions from paid in surplus	—	—	(0.0008)	(0.001)	—
TOTAL DISTRIBUTIONS	(0.0239)	(0.0156)	(0.0071)	(0.004)	(0.000)[1]
Net Asset Value, End of Period	$1.0004	$1.0003	$1.0003	$1.00	$1.00
Total Return[3]	2.43%	1.57%	0.66%	0.26%	0.04%
Ratios to Average Net Assets:
Net expenses	0.15%	0.17%	0.20%	0.21%	0.20%
Net investment income	2.41%	1.62%	0.40%	0.26%	0.04%
Expense waiver/reimbursement[4]	0.13%	0.12%	0.10%	0.08%	0.08%
Supplemental Data:
Net assets, end of period (000 omitted)	$21,146,776	$10,941,508	$787,309	$21,921,916	$30,806,315
1	Represents less than $0.001.
2	Represents less than $0.0001.
3	Based on net asset value.
4	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Federated Institutional Prime Obligations Fund
Annual Shareholder Report

Financial Highlights–Service Shares–
Federated Institutional Prime Obligations Fund
(For a Share Outstanding Throughout Each Period)
Year Ended July 31	2019	2018	2017	2016	2015
Net Asset Value, Beginning of Period	$1.0002	$1.0003	$1.0000	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.0218	0.0134	0.0040	0.001	0.000[1]
Net realized and unrealized gain	0.0002	0.0000[2]	0.0012	0.001	0.000[1]
TOTAL FROM INVESTMENT OPERATIONS	0.0220	0.0134	0.0052	0.002	0.000[1]
Less Distributions:
Distributions from net investment income	(0.0218)	(0.0135)	(0.0040)	(0.001)	(0.000)[1]
Distributions from paid in surplus	—	—	(0.0009)	(0.001)	—
TOTAL DISTRIBUTIONS	(0.0218)	(0.0135)	(0.0049)	(0.002)	(0.000)[1]
Net Asset Value, End of Period	$1.0004	$1.0002	$1.0003	$1.00	$1.00
Total Return[3]	2.22%	1.35%	0.43%	0.07%	0.01%
Ratios to Average Net Assets:
Net expenses	0.37%	0.39%	0.45%	0.39%	0.24%
Net investment income	2.21%	1.33%	0.13%	0.07%	0.01%
Expense waiver/reimbursement[4]	0.13%	0.12%	0.10%	0.15%	0.30%
Supplemental Data:
Net assets, end of period (000 omitted)	$93,979	$47,817	$37,873	$1,841,641	$2,881,460
1	Represents less than $0.001.
2	Represents less than $0.0001.
3	Based on net asset value.
4	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Federated Institutional Prime Obligations Fund
Annual Shareholder Report

Financial Highlights–Capital Shares–
Federated Institutional Prime Obligations Fund
(For a Share Outstanding Throughout Each Period)
Year Ended July 31	2019	2018	2017	2016	2015
Net Asset Value, Beginning of Period	$1.0002	$1.0002	$1.0000	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.0234	0.0151	0.0058	0.002	0.000[1]
Net realized and unrealized gain	0.0002	0.0000[2]	0.0010	0.001	0.000[1]
TOTAL FROM INVESTMENT OPERATIONS	0.0236	0.0151	0.0068	0.003	0.000[1]
Less Distributions:
Distributions from net investment income	(0.0234)	(0.0151)	(0.0058)	(0.002)	(0.000)[1]
Distributions from paid in surplus	—	—	(0.0008)	(0.001)	—
TOTAL DISTRIBUTIONS	(0.0234)	(0.0151)	(0.0066)	(0.003)	(0.000)[1]
Net Asset Value, End of Period	$1.0004	$1.0002	$1.0002	$1.00	$1.00
Total Return[3]	2.39%	1.52%	0.60%	0.21%	0.01%
Ratios to Average Net Assets:
Net expenses	0.20%	0.23%	0.25%	0.26%	0.23%
Net investment income	2.31%	1.52%	0.34%	0.22%	0.01%
Expense waiver/reimbursement[4]	0.13%	0.12%	0.10%	0.08%	0.10%
Supplemental Data:
Net assets, end of period (000 omitted)	$14,374	$25,206	$14,549	$526,605	$637,721
1	Represents less than $0.001.
2	Represents less than $0.0001.
3	Based on net asset value.
4	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Federated Institutional Prime Obligations Fund
Annual Shareholder Report

Statement of Assets and Liabilities–
Federated Institutional Prime Obligations Fund
July 31, 2019
Assets:
Investment in other repurchase agreements and repurchase agreements	$6,809,449,000
Investment in securities	14,507,597,774
Total investment in securities, at value (identified cost $21,313,474,633)		$21,317,046,774
Income receivable		24,022,342
TOTAL ASSETS		21,341,069,116
Liabilities:
Payable for investments purchased	49,430,994
Bank overdraft	65,507
Income distribution payable	36,015,218
Payable for investment adviser fee (Note 5)	39,526
Payable for administrative fee (Note 5)	46,104
Payable for Directors'/Trustees' fees (Note 5)	169
Accrued expenses (Note 5)	343,388
TOTAL LIABILITIES		85,940,906
Net assets for 21,246,747,083 shares outstanding		$21,255,128,210
Net Assets Consist of:
Paid-in capital		$21,251,501,232
Total distributable earnings		3,626,978
TOTAL NET ASSETS		$21,255,128,210
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
Institutional Shares:
$21,146,775,552 ÷ 21,138,433,669 shares outstanding, no par value, unlimited shares authorized		$1.0004
Service Shares:
$93,978,522 ÷ 93,945,115 shares outstanding, no par value, unlimited shares authorized		$1.0004
Capital Shares:
$14,374,136 ÷ 14,368,299 shares outstanding, no par value, unlimited shares authorized		$1.0004
See Notes which are an integral part of the Financial Statements
Federated Institutional Prime Obligations Fund
Annual Shareholder Report

Statement of Operations–
Federated Institutional Prime Obligations Fund
Year Ended July 31, 2019
Investment Income:
Interest		$396,650,935
Expenses:
Investment adviser fee (Note 5)	$30,955,679
Administrative fee (Note 5)	12,338,977
Custodian fees	526,510
Transfer agent fee	270,043
Directors'/Trustees' fees (Note 5)	94,361
Auditing fees	25,110
Legal fees	11,889
Portfolio accounting fees	274,905
Distribution services fee (Note 5)	1,311
Other service fees (Notes 2 and 5)	154,928
Share registration costs	95,559
Printing and postage	23,119
Miscellaneous (Note 5)	79,685
TOTAL EXPENSES	44,852,076
Waiver of investment adviser fee (Note 5)	(20,720,663)
Net expenses		24,131,413
Net investment income		372,519,522
Realized and Unrealized Gain (Loss) on Investments:
Net realized gain on investments		55,250
Net change in unrealized appreciation of investments		2,163,260
Net realized and unrealized gain on investments		2,218,510
Change in net assets resulting from operations		$374,738,032
See Notes which are an integral part of the Financial Statements
Federated Institutional Prime Obligations Fund
Annual Shareholder Report

Statement of Changes in Net Assets–
Federated Institutional Prime Obligations Fund
Year Ended July 31	2019	2018
Increase (Decrease) in Net Assets
Operations:
Net investment income	$372,519,522	$127,502,255
Net realized gain	55,250	17,644
Net change in unrealized appreciation/depreciation	2,163,260	1,249,409
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	374,738,032	128,769,308
Distributions to Shareholders (Note 2):
Automated Shares[1]	(2)	(0)[2]
Institutional Shares	(370,570,446)	(126,629,392)
Service Shares	(1,436,015)	(514,907)
Capital Shares	(528,383)	(345,817)
Trust Shares[3]	(9,911)	(6,679)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(372,544,757)	(127,496,795)
Share Transactions:
Proceeds from sale of shares	49,590,631,644	30,514,393,575
Net asset value of shares issued to shareholders in payment of distributions declared	78,813,357	21,060,720
Cost of shares redeemed	(39,431,593,349)	(20,362,585,713)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	10,237,851,652	10,172,868,582
Change in net assets	10,240,044,927	10,174,141,095
Net Assets:
Beginning of period	11,015,083,283	840,942,188
End of period	$21,255,128,210	$11,015,083,283
1	On May 17, 2019, Automated Shares were liquidated.
2	Represents less than $1.
3	On July 30, 2019, Trust Shares were liquidated.
See Notes which are an integral part of the Financial Statements
Federated Institutional Prime Obligations Fund
Annual Shareholder Report

Notes to Financial Statements–
Federated Institutional Prime Obligations Fund
July 31, 2019
1. ORGANIZATION
Money Market Obligations Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of 20 portfolios. The financial statements included herein are only those of Federated Institutional Prime Obligations Fund (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers three classes of shares: Institutional Shares, Service Shares and Capital Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The investment objective of the Fund is to provide current income consistent with stability of principal.
The Fund operates as an institutional money market fund. As an institutional money market fund, the Fund: (1) will not be limited to institutional investors, but will continue to be available to retail investors; (2) will utilize current market-based prices (except as otherwise generally permitted to value individual portfolio securities with remaining maturities of 60 days or less at amortized cost in accordance with Securities and Exchange Commission (SEC) rules and guidance) to value its portfolio securities and transact at a floating net asset value (NAV) that uses four decimal-place precision ($1.0000); and (3) has adopted policies and procedures to impose liquidity fees on redemptions and/or temporary redemption gates in the event that the Fund's weekly liquid assets were to fall below a designated threshold, if the Fund's Board of Trustees (the “Trustees”) determine such liquidity fees or redemption gates are in the best interest of the Fund.
On May 17, 2019, the Automated Shares were liquidated.
On July 30, 2019, the Trust Shares were liquidated.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
In calculating its NAV, the Fund generally values investments as follows:
■	Fixed-income securities with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	Fixed-income securities with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium), unless the issuer's creditworthiness is impaired or other factors indicate that amortized cost is not an accurate estimate of the investment's fair value, in which case it would be valued in the same manner as a longer-term security. The Fund may only use this method to value a portfolio security when it can reasonably conclude, at each time it makes a valuation determination, that the amortized cost price of the portfolio security is approximately the same as the fair value of the security as determined without the use of amortized cost valuation.
Federated Institutional Prime Obligations Fund
Annual Shareholder Report

■	Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, or if information furnished by a pricing service, in the opinion of the valuation committee (“Valuation Committee”), is deemed not representative of the fair value of each security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share.
Fair Valuation Procedures
The Trustees have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated Investment Management Company (the “Adviser”) and certain of the Adviser's affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The
Federated Institutional Prime Obligations Fund
Annual Shareholder Report

Fund normally uses mid evaluations for any other types of fixed-income securities and any over-the-counter derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
Repurchase Agreements
The Fund may invest in repurchase agreements for short-term liquidity purposes. It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.
The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.
The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund's Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.
Repurchase agreements are subject to Master Netting Agreements which are agreements between the Fund and its counterparties that provide for the net settlement of all transactions and collateral with the Fund, through a single payment, in the event of default or termination. Amounts presented on the Portfolio of Investments and Statement of Assets and Liabilities are not net settlement amounts but gross. As indicated above, the cash or securities to be repurchased, as shown on the Portfolio of Investments, exceeds the repurchase price to be paid under the agreement reducing the net settlement amount to zero.
Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income, if any, are declared daily and paid monthly. Amortization/accretion of premium and discount is included in investment income. Investment income, realized and unrealized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that select classes will bear certain expenses unique to those classes. The detail of the total fund expense waiver of $20,720,663 is disclosed in Note 5.
Federated Institutional Prime Obligations Fund
Annual Shareholder Report

Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses. All distributions as indicated on the Statement of Changes in Net Assets for the year ended July 31, 2018, were from net investment income. Undistributed net investment income at July 31, 2018, was $10,106.
Other Service Fees
The Fund may pay other service fees up to 0.25% of the average daily net assets of the Fund's Institutional Shares, Service Shares and Capital Shares, to unaffiliated financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Prior to their liquidation, the Fund's Automated Shares and Trust Shares were also subject to these other service fees. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for other service fees. For the year ended July 31, 2019, other service fees for the Fund were as follows:
Other Service Fees Incurred
Service Shares	$142,154
Capital Shares	11,463
Trust Shares	1,311
TOTAL	$154,928
For the year ended July 31, 2019, the Fund's Institutional Shares did not incur other service fees; however it may begin to incur this fee upon approval of the Trustees.
Federal Taxes
It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the year ended July 31, 2019, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of July 31, 2019, tax years 2016 through 2019 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.
When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
Federated Institutional Prime Obligations Fund
Annual Shareholder Report

Restricted Securities
The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer's expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. The Fund's restricted securities, like other securities, are priced in accordance with procedures established by and under the general supervision of the Trustees.
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated. The Fund applies investment company accounting and reporting guidance.
3. SHARES OF BENEFICIAL INTEREST
The following tables summarize share activity:
Year Ended July 31	2019		2018
Automated Shares[1]:	Shares	Amount	Shares	Amount
Shares redeemed	(100)	$(100)	—	$—
NET CHANGE RESULTING FROM AUTOMATED SHARE TRANSACTIONS	(100)	$(100)	—	$—

Year Ended July 31	2019		2018
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	48,952,533,604	$48,966,707,463	30,017,817,920	$30,022,896,392
Shares issued to shareholders in payment of distributions declared	76,894,192	76,916,497	20,225,406	20,228,769
Shares redeemed	(38,829,386,725)	(38,840,532,290)	(19,886,730,995)	(19,890,193,691)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	10,200,041,071	$10,203,091,670	10,151,312,331	$10,152,931,470
Federated Institutional Prime Obligations Fund
Annual Shareholder Report

Year Ended July 31	2019		2018
Service Shares:	Shares	Amount	Shares	Amount
Shares sold	230,564,297	$230,622,399	296,798,517	$296,831,367
Shares issued to shareholders in payment of distributions declared	1,401,043	1,401,450	506,019	506,074
Shares redeemed	(185,826,492)	(185,874,390)	(287,360,262)	(287,397,583)
NET CHANGE RESULTING FROM SERVICE SHARE TRANSACTIONS	46,138,848	$46,149,459	9,944,274	$9,939,858

Year Ended July 31	2019		2018
Capital Shares:	Shares	Amount	Shares	Amount
Shares sold	393,206,796	$393,299,582	194,654,557	$194,657,837
Shares issued to shareholders in payment of distributions declared	487,051	487,169	319,865	319,872
Shares redeemed	(404,527,011)	(404,622,855)	(184,319,272)	(184,322,278)
NET CHANGE RESULTING FROM CAPITAL SHARE TRANSACTIONS	(10,833,164)	$(10,836,104)	10,655,150	$10,655,431

Year Ended July 31	2019		2018
Trust Shares[2]:	Shares	Amount	Shares	Amount
Shares sold	2,199	$2,200	7,978	$7,979
Shares issued to shareholders in payment of distributions declared	8,239	8,241	6,005	6,005
Shares redeemed	(563,492)	(563,714)	(671,876)	(672,161)
NET CHANGE RESULTING FROM TRUST SHARE TRANSACTIONS	(553,054)	$(553,273)	(657,893)	$(658,177)
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	10,234,793,601	$10,237,851,652	10,171,253,862	$10,172,868,582
1	On May 17, 2019, Automated Shares were liquidated.
2	On July 30, 2019, Trust Shares were liquidated.
4. FEDERAL TAX INFORMATION
The tax character of distributions as reported on the Statement of Changes in Net Assets for the years ended July 31, 2019 and 2018, was as follows:
	2019	2018
Ordinary income[1]	$372,544,757	$127,496,795
1	For tax purposes, short-term capital gain distributions are considered ordinary income distributions.

Federated Institutional Prime Obligations Fund
Annual Shareholder Report

As of July 31, 2019, the components of distributable earnings on a tax-basis were as follows:
Undistributed ordinary income[2]	$54,837
Net unrealized appreciation	$3,572,141
2	For tax purposes, short-term capital gains are considered ordinary income in determining distributable earnings.

At July 31, 2019, the cost of investments for federal tax purposes was $21,313,474,633. The net unrealized appreciation of investments for federal tax purposes was $3,572,141. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $3,764,389 and net unrealized depreciation from investments for those securities having an excess of cost over value of $192,248.
5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.20% of the Fund's average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee. For the year ended July 31, 2019, the Adviser voluntarily waived $20,720,663 of its fee.
Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. For purposes of determining the appropriate rate breakpoint, “Investment Complex” is defined as all of the Federated Funds subject to a fee under the Administrative Services Agreement. The fee paid to FAS is based on the average daily net assets of the Investment Complex as specified below:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.100%	on assets up to $50 billion
0.075%	on assets over $50 billion
Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the year ended July 31, 2019, the annualized fee paid to FAS was 0.080% of average daily net assets of the Fund.
In addition, FAS may charge certain out-of-pocket expenses to the Fund.
Federated Institutional Prime Obligations Fund
Annual Shareholder Report

Distribution Services Fee
The Fund had adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund compensated Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's Trust Shares prior to their liquidation, to finance activities intended to result in the sale of those shares. The Plan provided that the Fund may incur distribution expenses at 0.25% of average daily net assets, annually, to compensate FSC. For the year ended July 31, 2019, distribution services fees for the Fund were as follows:
Distribution Services Fees Incurred
Trust Shares	$1,311
When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares.
Other Service Fees
For the year ended July 31, 2019, FSSC received $3,978 of the other service fees disclosed in Note 2.
Expense Limitation
Due to the possibility of changes in market conditions and other factors, there can be no assurance that the level of waivers/reimbursement/reduction of Fund expenses reflected in the financial highlights will be maintained in the future. However, the Adviser and certain of its affiliates (which may include FSC, FAS and FSSC) on their own initiative have agreed to waive certain amounts of their respective fees and/or reimburse expenses. Total annual fund operating expenses (as shown in the financial highlights, excluding interest expense, extraordinary expenses and proxy-related expenses paid by the Fund, if any) paid by the Fund's Institutional Shares, Service Shares and Capital Shares (after the voluntary waivers and/or reimbursements) will not exceed 0.20%, 0.45% and 0.25% (the “Fee Limit”), respectively, up to but not including the later of (the “Termination Date”): (a) October 1, 2020; or (b) the date of the Fund's next effective Prospectus. While the Adviser and its applicable affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.
Directors'/Trustees' and Miscellaneous Fees
Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Directors'/Trustees' fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Adviser which in due course are reimbursed by the Fund. These expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses may be included in Accrued and Miscellaneous Expenses on the Statement of Assets and Liabilities and Statement of Operations, respectively.
Affiliated Shares of Beneficial Interest
As of July 31, 2019, a majority of the shares of beneficial interest outstanding are owned by other affiliated investment companies.
Federated Institutional Prime Obligations Fund
Annual Shareholder Report

6. CONCENTRATION OF RISK
A substantial part of the Fund's portfolio may be comprised of obligations of banks. As a result, the Fund may be more susceptible to any economic, business, political or other developments which generally affect these entities.
7. LINE OF CREDIT
The Fund participates with certain other Federated Funds, on a several basis, in an up to $500,000,000 unsecured, 364-day, committed, revolving line of credit (LOC) agreement. The LOC was made available to finance temporarily the repurchase or redemption of shares of the Fund, failed trades, payment of dividends, settlement of trades and for other short-term, temporary or emergency general business purposes. The Fund cannot borrow under the LOC if an inter-fund loan is outstanding. The Fund's ability to borrow under the LOC also is subject to the limitations of the Act and various conditions precedent that must be satisfied before the Fund can borrow. Loans under the LOC are charged interest at a fluctuating rate per annum equal to the highest, on any day, of (a) (i) the federal funds effective rate, (ii) the one month London Interbank Offered Rate (LIBOR), and (iii) 0.0%, plus (b) a margin. The LOC also requires the Fund to pay, quarterly in arrears and at maturity, its pro rata share of a commitment fee based on the amount of the lenders' commitment that has not been utilized. As of July 31, 2019, the Fund had no outstanding loans. During the year ended July 31, 2019, the Fund did not utilize the LOC.
8. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of July 31, 2019, there were no outstanding loans. During the year ended July 31, 2019, the program was not utilized.
9. FEDERAL TAX INFORMATION (UNAUDITED)
For the fiscal year ended July 31, 2019, 87.77% of dividends paid by the Fund are interest related dividends, as provided by the American Jobs Creation Act of 2004.
Federated Institutional Prime Obligations Fund
Annual Shareholder Report

Report of Independent Registered Public Accounting Firm–
Institutional Prime Obligations Fund
To The Board of Trustees of the Money Market Obligations Trust and Shareholders of Federated INSTITUTIONAL Prime Obligations Fund:
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of the Federated Institutional Prime Obligations Fund (the “Fund”), a portfolio of Money Market Obligations Trust, as of July 31, 2019, the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two year period then ended, and the related notes (collectively, the “financial statements”) and the financial highlights for each of the years in the five year period then ended. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of July 31, 2019, the results of its operations for the year then ended, the changes in its net assets for each of the years in the two year period then ended, and the financial highlights for each of the years in the five year period then ended, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
Federated Institutional Prime Obligations Fund
Annual Shareholder Report

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Such procedures also included confirmation of securities owned as of July 31, 2019 by correspondence with the custodian and brokers, or by other appropriate auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. We believe that our audits provide a reasonable basis for our opinion.
We have served as the auditor of one or more of Federated Investors'- investment companies since 2006.
Boston, Massachusetts
September 23, 2019
Federated Institutional Prime Obligations Fund
Annual Shareholder Report

Shareholder Expense Example (unaudited)– Federated Institutional Prime Obligations Fund
As a shareholder of the Fund, you incur ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or other service fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from February 1, 2019 to July 31, 2019.
ACTUAL EXPENSES
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Federated Institutional Prime Obligations Fund
Annual Shareholder Report

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.
	Beginning Account Value 2/1/2019	Ending Account Value 7/31/2019	Expenses Paid During Period[1]
Actual:
Institutional Shares	$1,000	$1,012.50	$0.75[2]
Service Shares	$1,000	$1,011.40	$1.90[3]
Capital Shares	$1,000	$1,012.30	$1.00[4]
Hypothetical (assuming a 5% return before expenses):
Institutional Shares	$1,000	$1,024.10	$0.75[2]
Service Shares	$1,000	$1,022.90	$1.91[3]
Capital Shares	$1,000	$1,023.80	$1.00[4]
1	Expenses are equal to the Fund's annualized net expense ratios, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half-year period). The annualized net expense ratios are as follows:

Institutional Shares	0.15%
Service Shares	0.38%
Capital Shares	0.20%
2	Actual and Hypothetical expenses paid during the period utilizing the Fund's Institutional Shares current Fee Limit of 0.20% (as reflected in the Notes to Financial Statements, Note 5 under Expense Limitation), multiplied by the average account value over the period, multiplied by 181/365 (to reflect expenses paid as if they had been in effect throughout the most recent one-half-year period) would be $1.00 and $1.00, respectively.
3	Actual and Hypothetical expenses paid during the period utilizing the Fund's Service Shares current Fee Limit of 0.45% (as reflected in the Notes to Financial Statements, Note 5 under Expense Limitation), multiplied by the average account value over the period, multiplied by 181/365 (to reflect expenses paid as if they had been in effect throughout the most recent one-half-year period) would be $2.24 and $2.26, respectively.
4	Actual and Hypothetical expenses paid during the period utilizing the Fund's Capital Shares current Fee Limit of 0.25% (as reflected in the Notes to Financial Statements, Note 5 under Expense Limitation), multiplied by the average account value over the period, multiplied by 181/365 (to reflect expenses paid as if they had been in effect throughout the most recent one-half-year period) would be $1.25 and $1.25, respectively.
Federated Institutional Prime Obligations Fund
Annual Shareholder Report

Board of Trustees and Trust Officers
The Board of Trustees is responsible for managing the Trust's business affairs and for exercising all the Trust's powers except those reserved for the shareholders. The following tables give information about each Trustee and the senior officers of the Fund. Where required, the tables separately list Trustees who are “interested persons” of the Fund (i.e., “Interested” Trustees) and those who are not (i.e., “Independent” Trustees). Unless otherwise noted, the address of each person listed is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA 15222. The address of all Independent Trustees listed is 4000 Ericsson Drive, Warrendale, PA 15086-7561; Attention: Mutual Fund Board. As of December 31, 2018, the Trust comprised 20 portfolio(s), and the Federated Fund Family consisted of 40 investment companies (comprising 102 portfolios). Unless otherwise noted, each Officer is elected annually. Unless otherwise noted, each Trustee oversees all portfolios in the Federated Fund Family and serves for an indefinite term. The Fund's Statement of Additional Information includes additional information about Trust Trustees and is available, without charge and upon request, by calling 1-800-341-7400.
Interested TRUSTEES Background
Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
J. Christopher Donahue* Birth Date: April 11, 1949 President and Trustee Indefinite Term Began serving: April 1989	Principal Occupations: Principal Executive Officer and President of certain of the Funds in the Federated Fund Family; Director or Trustee of the Funds in the Federated Fund Family; President, Chief Executive Officer and Director, Federated Investors, Inc.; Chairman and Trustee, Federated Investment Management Company; Trustee, Federated Investment Counseling; Chairman and Director, Federated Global Investment Management Corp.; Chairman and Trustee, Federated Equity Management Company of Pennsylvania; Trustee, Federated Shareholder Services Company; Director, Federated Services Company.
Previous Positions: President, Federated Investment Counseling; President and Chief Executive Officer, Federated Investment Management Company, Federated Global Investment Management Corp. and Passport Research, Ltd; Chairman, Passport Research, Ltd.
Annual Shareholder Report

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
Thomas R. Donahue* Birth Date: October 20, 1958 Trustee Indefinite Term Began serving: May 2016	Principal Occupations: Director or Trustee of certain of the funds in the Federated Fund Family; Chief Financial Officer, Treasurer, Vice President and Assistant Secretary, Federated Investors, Inc.; Chairman and Trustee, Federated Administrative Services; Chairman and Director, Federated Administrative Services, Inc.; Trustee and Treasurer, Federated Advisory Services Company; Director or Trustee and Treasurer, Federated Equity Management Company of Pennsylvania, Federated Global Investment Management Corp., Federated Investment Counseling, and Federated Investment Management Company; Director, MDTA LLC; Director, Executive Vice President and Assistant Secretary, Federated Securities Corp.; Director or Trustee and Chairman, Federated Services Company and Federated Shareholder Services Company; and Director and President, FII Holdings, Inc.
Previous Positions: Director, Federated Investors, Inc.; Assistant Secretary, Federated Investment Management Company, Federated Global Investment Management Company and Passport Research, LTD; Treasurer, Passport Research, LTD; Executive Vice President, Federated Securities Corp.; and Treasurer, FII Holdings, Inc.
*	Family relationships and reasons for “interested” status: J. Christopher Donahue and Thomas R. Donahue are brothers. Both are “interested” due to their beneficial ownership of shares of Federated Investors, Inc. and the positions they hold with Federated and its subsidiaries.
INDEPENDENT TRUSTEES Background
Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
John T. Collins Birth Date: January 24, 1947 Trustee Indefinite Term Began serving: September 2013	Principal Occupations: Director or Trustee of the Federated Fund Family; formerly, Chairman and CEO, The Collins Group, Inc. (a private equity firm) (Retired).
Other Directorships Held: Director, Chairman of the Compensation Committee, KLX Energy Services Holdings, Inc. (oilfield services); former Director of KLX Corp. (aerospace).
Qualifications: Mr. Collins has served in several business and financial management roles and directorship positions throughout his career. Mr. Collins previously served as Chairman and CEO of The Collins Group, Inc. (a private equity firm) and as a Director of KLX Corp. Mr. Collins serves as Chairman Emeriti, Bentley University. Mr. Collins previously served as Director and Audit Committee Member, Bank of America Corp.; Director, FleetBoston Financial Corp.; and Director, Beth Israel Deaconess Medical Center (Harvard University Affiliate Hospital).
Annual Shareholder Report

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
G. Thomas Hough Birth Date: February 28, 1955 Trustee Indefinite Term Began serving: August 2015	Principal Occupations: Director or Trustee of the Federated Fund Family; formerly, Vice Chair, Ernst & Young LLP (public accounting firm) (Retired).
Other Directorships Held: Director, Member of Governance and Compensation Committees, Publix Super Markets, Inc.; Director, Chair of the Audit Committee, Equifax, Inc.; Director, Member of the Audit Committee, Haverty Furniture Companies, Inc.
Qualifications: Mr. Hough has served in accounting, business management and directorship positions throughout his career. Mr. Hough most recently held the position of Americas Vice Chair of Assurance with Ernst & Young LLP (public accounting firm). Mr. Hough serves on the President's Cabinet and Business School Board of Visitors for the University of Alabama and is on the Business School Board of Visitors for Wake Forest University. Mr. Hough previously served as an Executive Committee member of the United States Golf Association.
Maureen Lally-Green Birth Date: July 5, 1949 Trustee Indefinite Term Began serving: August 2009	Principal Occupations: Director or Trustee of the Federated Fund Family; Adjunct Professor of Law, Duquesne University School of Law; formerly, Dean of the Duquesne University School of Law and Professor of Law and Interim Dean of the Duquesne University School of Law; formerly, Associate General Secretary and Director, Office of Church Relations, Diocese of Pittsburgh.
Other Directorships Held: Director, CNX Resources Corporation (formerly known as CONSOL Energy Inc.).
Qualifications: Judge Lally-Green has served in various legal and business roles and directorship positions throughout her career. Judge Lally-Green previously held the position of Dean of the School of Law of Duquesne University (as well as Interim Dean). Judge Lally-Green previously served as a member of the Superior Court of Pennsylvania and as a Professor of Law, Duquesne University School of Law. Judge Lally-Green also currently holds the positions on not for profit or for profit boards of directors as follows: Director and Chair, UPMC Mercy Hospital; Director and Vice Chair, Our Campaign for the Church Alive!, Inc.; Regent, Saint Vincent Seminary; Member, Pennsylvania State Board of Education (public); and Director CNX Resources Corporation (formerly known as CONSOL Energy Inc.). Judge Lally-Green has held the positions of: Director, Auberle; Director, Epilepsy Foundation of Western and Central Pennsylvania; Director, Ireland Institute of Pittsburgh; Director, Saint Thomas More Society; Director and Chair, Catholic High Schools of the Diocese of Pittsburgh, Inc.; Director, Pennsylvania Bar Institute; Director, St. Vincent College; and Director and Chair, North Catholic High School, Inc.
Charles F. Mansfield, Jr. Birth Date: April 10, 1945 Trustee Indefinite Term Began serving: January 1999	Principal Occupations: Director or Trustee of the Federated Fund Family; Management Consultant and Author.
Other Directorships Held: None.
Qualifications: Mr. Mansfield has served as a Marine Corps officer and in several banking, business management, educational roles and directorship positions throughout his long career. He remains active as a Management Consultant and Author.
Annual Shareholder Report

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
Thomas M. O'Neill Birth Date: June 14, 1951 Trustee Indefinite Term Began serving: August 2006	Principal Occupations: Director or Trustee, Chair of the Audit Committee of the Federated Fund Family; Sole Proprietor, Navigator Management Company (investment and strategic consulting).
Other Directorships Held: None.
Qualifications: Mr. O'Neill has served in several business, mutual fund and financial management roles and directorship positions throughout his career. Mr. O'Neill serves as Director, Medicines for Humanity and Director, The Golisano Children's Museum of Naples, Florida. Mr. O'Neill previously served as Chief Executive Officer and President, Managing Director and Chief Investment Officer, Fleet Investment Advisors; President and Chief Executive Officer, Aeltus Investment Management, Inc.; General Partner, Hellman, Jordan Management Co., Boston, MA; Chief Investment Officer, The Putnam Companies, Boston, MA; Credit Analyst and Lending Officer, Fleet Bank; Director and Consultant, EZE Castle Software (investment order management software); and Director, Midway Pacific (lumber).
P. Jerome Richey Birth Date: February 23, 1949 Trustee Indefinite Term Began serving: September 2013	Principal Occupations: Director or Trustee of the Federated Fund Family; Management Consultant; Retired; formerly, Senior Vice Chancellor and Chief Legal Officer, University of Pittsburgh and Executive Vice President and Chief Legal Officer, CNX Resources Corporation (formerly known as CONSOL Energy Inc.).
Other Directorships Held: None.
Qualifications: Mr. Richey has served in several business and legal management roles and directorship positions throughout his career. Mr. Richey most recently held the positions of Senior Vice Chancellor and Chief Legal Officer, University of Pittsburgh. Mr. Richey previously served as Chairman of the Board, Epilepsy Foundation of Western Pennsylvania and Chairman of the Board, World Affairs Council of Pittsburgh. Mr. Richey previously served as Chief Legal Officer and Executive Vice President, CNX Resources Corporation (formerly known as CONSOL Energy Inc.); and Board Member, Ethics Counsel and Shareholder, Buchanan Ingersoll & Rooney PC (a law firm).
John S. Walsh Birth Date: November 28, 1957 Trustee Indefinite Term Began serving: January 1999	Principal Occupations: Director or Trustee, and Chair of the Board of Directors or Trustees, of the Federated Fund Family; President and Director, Heat Wagon, Inc. (manufacturer of construction temporary heaters); President and Director, Manufacturers Products, Inc. (distributor of portable construction heaters); President, Portable Heater Parts, a division of Manufacturers Products, Inc.
Other Directorships Held: None.
Qualifications: Mr. Walsh has served in several business management roles and directorship positions throughout his career. Mr. Walsh previously served as Vice President, Walsh & Kelly, Inc. (paving contractors).
Annual Shareholder Report

OFFICERS
Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
Lori A. Hensler Birth Date: January 6, 1967 TREASURER Officer since: April 2013	Principal Occupations: Principal Financial Officer and Treasurer of the Federated Fund Family; Senior Vice President, Federated Administrative Services; Financial and Operations Principal for Federated Securities Corp. and Edgewood Services, Inc.; and Assistant Treasurer, Federated Investors Trust Company. Ms. Hensler has received the Certified Public Accountant designation.
Previous Positions: Controller of Federated Investors, Inc.; Senior Vice President and Assistant Treasurer, Federated Investors Management Company; Treasurer, Federated Investors Trust Company; Assistant Treasurer, Federated Administrative Services, Federated Administrative Services, Inc., Federated Securities Corp., Edgewood Services, Inc., Federated Advisory Services Company, Federated Equity Management Company of Pennsylvania, Federated Global Investment Management Corp., Federated Investment Counseling, Federated Investment Management Company, Passport Research, Ltd., and Federated MDTA, LLC; Financial and Operations Principal for Federated Securities Corp., Edgewood Services, Inc. and Southpointe Distribution Services, Inc.
Peter J. Germain Birth Date: September 3, 1959 CHIEF LEGAL OFFICER, SECRETARY and EXECUTIVE VICE PRESIDENT Officer since: January 2005	Principal Occupations: Mr. Germain is Chief Legal Officer, Secretary and Executive Vice President of the Federated Fund Family. He is General Counsel, Chief Legal Officer, Secretary and Executive Vice President, Federated Investors, Inc.; Trustee and Senior Vice President, Federated Investors Management Company; Trustee and President, Federated Administrative Services; Director and President, Federated Administrative Services, Inc.; Director and Vice President, Federated Securities Corp.; Director and Secretary, Federated Private Asset Management, Inc.; Secretary, Federated Shareholder Services Company; and Secretary, Retirement Plan Service Company of America. Mr. Germain joined Federated in 1984 and is a member of the Pennsylvania Bar Association.
Previous Positions: Deputy General Counsel, Special Counsel, Managing Director of Mutual Fund Services, Federated Investors, Inc.; Senior Vice President, Federated Services Company; and Senior Corporate Counsel, Federated Investors, Inc.
Stephen Van Meter Birth Date: June 5, 1975 CHIEF COMPLIANCE OFFICER AND SENIOR VICE PRESIDENT Officer since: July 2015	Principal Occupations: Senior Vice President and Chief Compliance Officer of the Federated Fund Family; Vice President and Chief Compliance Officer of Federated Investors, Inc. and Chief Compliance Officer of certain of its subsidiaries. Mr. Van Meter joined Federated in October 2011. He holds FINRA licenses under Series 3, 7, 24 and 66.
Previous Positions: Mr. Van Meter previously held the position of Compliance Operating Officer, Federated Investors, Inc. Prior to joining Federated, Mr. Van Meter served at the United States Securities and Exchange Commission in the positions of Senior Counsel, Office of Chief Counsel, Division of Investment Management and Senior Counsel, Division of Enforcement.
Annual Shareholder Report

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
Deborah A. Cunningham Birth Date: September 15, 1959 Chief Investment Officer Officer since: May 2004 Portfolio Manager since: November 1996	Principal Occupations: Deborah A. Cunningham has been the Fund's Portfolio Manager since November 1996. Ms. Cunningham was named Chief Investment Officer of Federated's money market products in 2004. She joined Federated in 1981 and has been a Senior Portfolio Manager since 1997 and an Executive Vice President of the Fund's Adviser since 2009. Ms. Cunningham has received the Chartered Financial Analyst designation and holds an M.S.B.A. in Finance from Robert Morris College.

Annual Shareholder Report

Evaluation and Approval of Advisory Contract–May 2019
Federated Institutional Prime Value Obligations Fund (the “Fund”)
(formerly, Federated Prime Value Obligations Fund)
At its meetings in May 2019, the Fund's Board of Trustees (the “Board”), including a majority of those Trustees who are not “interested persons” of the Fund, as defined in the Investment Company Act of 1940 (the “Independent Trustees”), reviewed and unanimously approved the continuation of the Fund's investment advisory contract for an additional one-year term. The Board's decision regarding the contract reflects the exercise of its business judgment after considering all of the information received on whether to continue the existing arrangements.
At the request of the Independent Trustees, the Fund's Chief Compliance Officer (the CCO) furnished to the Board in advance of its May 2019 meetings an independent written evaluation presenting on the topics discussed below. The Board considered the CCO's independent written evaluation (the “CCO Fee Evaluation Report”), along with other information, in evaluating the reasonableness of the Fund's management fee and in deciding to approve the continuation of the investment advisory contract. The CCO, in preparing the CCO Fee Evaluation Report, has the authority to retain consultants, experts or staff as reasonably necessary to assist in the performance of his duties, reports directly to the Board, and can be terminated only with the approval of a majority of the Independent Trustees. At the request of the Independent Trustees, the CCO Fee Evaluation Report followed the same general approach and covered the same topics as that of the report that had previously been delivered by the CCO in his capacity as “Senior Officer,” prior to the elimination of the Senior Officer position in December 2017.
The Board also considered judicial decisions concerning allegedly excessive investment advisory fees in making its decision. Using these judicial decisions as a guide, the Board observed that the following factors may be relevant to an adviser's fiduciary duty with respect to its receipt of compensation from a fund: (1) the nature and quality of the services provided by an adviser to a fund and its shareholders (including the performance of the fund, its benchmark and comparable funds); (2) an adviser's cost of providing the services (including the profitability to an adviser of providing advisory services to a fund); (3) the extent to which an adviser may realize “economies of scale” as a fund grows larger and, if such economies of scale exist, whether they have been shared with a fund and its shareholders or the family of funds; (4) any “fall-out” financial benefits that accrue to an adviser because of its relationship with a fund (including research services received from brokers that execute fund trades and any fees paid to affiliates of an adviser for services rendered to a fund); (5) comparative fee and expense structures (including a comparison of fees paid to an adviser
Annual Shareholder Report

with those paid by similar funds both internally and externally as well as management fees charged to institutional and other advisory clients of the adviser for what might be viewed as like services); and (6) the extent of care, conscientiousness and independence with which the fund's board members perform their duties and their expertise (including whether they are fully informed about all facts the board deems relevant to its consideration of an adviser's services and fees). The Board noted that the Securities and Exchange Commission (SEC) disclosure requirements regarding the basis for the Board's approval of the Fund's investment advisory contract generally align with the factors listed above. The Board was aware of these factors and was guided by them in its review of the Fund's investment advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.
The Board considered and weighed these factors in light of its substantial accumulated experience in governing the Fund and working with Federated Investment Management Company (the “Adviser”) and its affiliates (collectively, “Federated”) on matters relating to the funds advised by Federated (each, a “Federated Fund”). The Independent Trustees were assisted in their deliberations by independent legal counsel.
In addition to the extensive materials that comprise and accompany the CCO Fee Evaluation Report, the Board received detailed information about the Fund and the Federated organization throughout the year, and in connection with its May meetings at which the Board's formal approval of the advisory and subadvisory contracts occurred. In this regard, Federated provided much of this information at each regular meeting of the Board, and furnished additional information specifically in connection with the May meetings. In the months preceding the May meetings, the Board requested and reviewed written materials prepared by Federated in response to requests on behalf of the Independent Trustees encompassing a wide variety of topics. At the May meetings, in addition to meeting in separate sessions of the Independent Trustees without management present, senior management of the Adviser also met with the Independent Trustees and their counsel to discuss the materials presented and such additional matters as the Independent Trustees deemed reasonably necessary to evaluate the advisory and subadvisory contracts. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose.
The Board's consideration of the investment advisory contract included review of the CCO Fee Evaluation Report, accompanying data and additional information covering the following matters among others: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short-term and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in terms relative to its particular investment program and certain competitor or “peer group” funds and/or other benchmarks, as appropriate) and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses,
Annual Shareholder Report

including the advisory fee and the overall expense structure of the Fund (both in absolute terms and relative to similar and/or competing funds), with due regard for contractual or voluntary expense limitations; the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders; the entrepreneurial and other risks assumed by the Adviser in sponsoring the Fund; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated Funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are generally available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated Funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated Funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.
While mindful that courts have cautioned against giving too much weight to comparative information concerning fees charged by other advisers for managing funds with comparable investment programs, the Board has found the use of such comparisons to be relevant to its deliberations. In this regard, the Board was presented with, and considered, information regarding the contractual advisory fee rates, net advisory fee rates, total expense ratios and each element of the Fund's total expense ratio (i.e., gross and net advisory fees, custody fees, portfolio accounting fees and transfer agency fees) relative to an appropriate group of peer funds compiled by Federated using data supplied by independent fund ranking organizations (the “Peer Group”). The Board received a description of the composition and methodology used to select the Peer Group. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because it is believed that they are more relevant. For example, other mutual funds are the products most like the Fund, in that they are readily available to Fund shareholders as alternative investment vehicles. Also, they are the type of investment vehicle, in fact, chosen and maintained by the Fund's investors. The range of their fees and expenses, therefore, appears to be a relevant indicator of what consumers have found to be reasonable in the marketplace in which the Fund competes.
It was noted in the materials for the Board meeting that for the period covered by the CCO Fee Evaluation Report, the Fund's investment advisory fee was waived in its entirety. The Board reviewed the contractual advisory fee rate, net advisory fee rate and other expenses of the Fund with the Adviser and
Annual Shareholder Report

noted the position of the Fund's fee rates relative to its Peer Group. In this regard, the Board noted that the contractual advisory fee rate was above the median of the relevant Peer Group, but the Board noted that the investment advisory fee was waived in its entirety, and that the overall expense structure of the Fund remained competitive in the context of other factors considered by the Board.
For comparison, the CCO reviewed the fees charged by Federated for providing advisory services to products other than the Federated Funds (e.g., institutional separate accounts and third-party unaffiliated mutual funds for which Federated serves as sub-adviser) (referenced to as “Comparable Funds/Accounts”). With respect to Comparable Funds/Accounts other than third-party mutual funds, the CCO concluded that they are inherently different products. Those differences include, but are not limited to, different types of targeted investors; different applicable laws and regulations; different legal structures; different average account sizes and portfolio management techniques made necessary by different cash flows and different associated costs; and the time spent by portfolio managers and their teams, as well as personnel in the Funds Financial Services, Legal, Compliance and Risk Management departments, in reviewing securities pricing, addressing different administrative responsibilities, addressing different degrees of risk associated with management and a variety of different costs. The CCO also reviewed the differences in the nature of the services required for Federated to manage its proprietary mutual fund business versus managing a discrete pool of assets as a sub-adviser to another institution's mutual fund, and that Federated generally performs significant additional services and assumes substantially greater risks in managing the Fund and other Federated Funds than in its role as sub-adviser to an unaffiliated third-party mutual fund. The CCO did not consider the fees for providing advisory services to Comparable Funds/Accounts to be determinative in judging the appropriateness of the Federated Funds' advisory fees.
Following such evaluation, and full deliberations, the Board concluded that the fees and expenses of the Fund are reasonable and supported renewal of the Fund's investment advisory contract.
The Board considered the nature, extent and quality of the services provided to the Fund by the Adviser and the resources of the Adviser and its affiliates dedicated to the Fund. In this regard, the Board evaluated, among other things, the Adviser's personnel, experience, track record, financial resources, overall reputation and willingness to invest in personnel and infrastructure that benefit the Fund. In addition, the Board reviewed the qualifications, backgrounds and responsibilities of the portfolio management team primarily responsible for the day-to-day management of the Fund and the Adviser's ability and experience in attracting and retaining qualified personnel to service the Fund. The Board noted the investment research and company engagement capabilities of the Adviser and its affiliates. The Board also noted the compliance program of the Adviser and the compliance-related resources provided to the Fund by the
Annual Shareholder Report

Adviser, including the Adviser's commitment to respond to rulemaking initiatives of the SEC. The Fund's ability to deliver competitive performance when compared to its Peer Group was also deemed to be relevant by the Board as a useful indicator of how the Adviser is executing the Fund's investment program. The Adviser's ability to execute this program was one of the Board's considerations in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services warrant the continuation of the investment advisory contract.
In evaluating the Fund's investment performance, the Board considered performance results in light of the Fund's investment objective, strategies and risks, as disclosed in the Fund's prospectus. The Board considered detailed investment reports on the Fund's performance that were provided to the Board throughout the year and in connection with the May meetings. The CCO also reviewed information regarding the performance of other mutual funds in the Peer Group, noting the CCO's view that comparisons to fund peer groups may be helpful, though not conclusive, in evaluating the performance of the Adviser in managing the Fund. The Board considered, in evaluating such comparisons, that in some cases there may be differences in the funds' objectives or investment management techniques, or the costs to implement the funds, even within the same Peer Group.
The Fund's performance was above the median of the relevant Peer Group for the one-year period covered by the CCO Fee Evaluation Report. The Board also considered the relatively tight dispersion of performance data with respect to the Fund and its Peer Group.
Following such evaluation, and full deliberations, the Board concluded that the performance of the Fund supported renewal of the Fund's investment advisory contract.
The Board also received financial information about Federated, including information regarding the compensation and ancillary (or “fall-out”) benefits Federated derived from its relationships with the Federated Funds. This information covered not only the fees under the investment advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated Funds under separate contracts (e.g., for serving as the Federated Funds' administrator and distributor). In this regard, the Board considered that certain Federated subsidiaries provide distribution and shareholder services to the Federated Funds, for which they may be compensated through distribution and servicing fees paid pursuant to Rule 12b-1 plans or otherwise. The information also detailed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated Fund trades. In addition, the Board considered the fact that, in order for a Federated Fund to be competitive in the marketplace, the Adviser and its affiliates frequently waived
Annual Shareholder Report

fees and/or reimbursed expenses and have disclosed to Federated Fund investors and/or indicated to the Board their intention to do so in the future. Moreover, the Board receives regular reporting as to the institution, adjustment or elimination of these voluntary waivers.
Federated furnished information, requested by the CCO, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the CCO. The CCO noted that, while these cost allocation reports apply consistent allocation processes, the inherent difficulties in allocating costs continues to cause the CCO to question the precision of the process and to conclude that such reports may be unreliable, since a single change in an allocation estimate may dramatically alter the resulting estimate of cost and/or profitability of a Federated Fund and may produce unintended consequences. The allocation information, including the CCO's view that fund-by-fund estimations may be unreliable, was considered in the evaluation by the Board.
The Board and the CCO also reviewed information compiled by Federated comparing its profitability information to other publicly held fund management companies, including information regarding profitability trends over time. In this regard, the CCO concluded that Federated's profit margins did not appear to be excessive. The CCO also noted that Federated appeared financially sound, with the resources necessary to fulfill its obligations under its contracts with the Fund.
The CCO Fee Evaluation Report also discussed the notion of possible realization of “economies of scale” as a fund grows larger, the difficulties of calculating economies of scale at an individual fund level, and the extent to which potential scale benefits are shared with shareholders. In this regard, the Board considered that Federated has made significant and long-term investments in areas that support all of the Federated Funds, such as personnel and processes for the portfolio management, shareholder services, compliance, internal audit and risk management functions, as well as systems technology (including technology relating to cybersecurity) and that the benefits of these investments (as well as any economies of scale, should they exist) were likely to be shared with the Federated Fund family as a whole. The Board noted that Federated's investments in these areas are extensive. In addition, the Board considered that the Adviser and its affiliates have frequently waived fees and/or reimbursed expenses and that this has allowed potential economies of scale to be shared with shareholders. The Board also considered that such waivers and reimbursements can provide protection from an increase in expenses if a Federated Fund's assets decline. Federated, as it does throughout the year, and specifically in connection with the Board's review of the advisory and subadvisory contracts, furnished information relative to revenue sharing or adviser-paid fees. Federated and the CCO noted that this information should be viewed to determine if there was an incentive to either not apply breakpoints, or to apply breakpoints at higher levels, and should not be viewed to determine the
Annual Shareholder Report

appropriateness of advisory fees. The Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in the CCO Fee Evaluation Report) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as a fund attains a certain size.
The CCO stated that his observations and the information accompanying the CCO Fee Evaluation Report supported a finding by the Board that the management fee for the Fund was reasonable. Under these circumstances, no changes were recommended to, and no objection was raised to the continuation of, the Fund's investment advisory contract. The CCO also recognized that the Board's evaluation of the Federated Funds' advisory and subadvisory arrangements is a continuing and on-going process that is informed by the information that the Board requests and receives from management throughout the course of the year and, in this regard, the CCO noted certain items for future reporting to the Board or further consideration by management as the Board continues its on-going oversight of the Federated Funds.
In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an investment advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the investment advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund. The Board concluded that, in light of the factors summarized above, including the nature, quality and scope of the services provided to the Fund by the Adviser and its affiliates, continuation of the investment advisory contract was appropriate.
The Board based its decision to approve the investment advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the continuation of the contract reflects its view that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangement.
Annual Shareholder Report

Voting Proxies on Fund Portfolio Securities
A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available via the Proxy Voting Record (Form N-PX) link associated with the Fund and share class name at www.FederatedInvestors.com/FundInformation. Form N-PX filings are also available at the SEC's website at www.sec.gov.
Portfolio Schedule
The Fund files with the SEC a complete schedule of its portfolio holdings as of the close of each month on “Form N-MFP.” Form N-MFP is available on the SEC's website at www.sec.gov. You may access Form N-MFP via the link to the Fund and share class name at www.FederatedInvestors.com.
Annual Shareholder Report

You could lose money by investing in the Fund. Because the share price of the Fund will fluctuate, when you sell your shares they may be worth more or less than what you originally paid for them. The Fund may impose a fee upon the sale of your shares or may temporarily suspend your ability to sell shares if the Fund's liquidity falls below required minimums because of market conditions or other factors. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund's sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.
This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

Federated Institutional Prime Value Obligations Fund
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 60934N583
CUSIP 60934N575
CUSIP 60934N567
Q450527 (9/19)
Federated is a registered trademark of Federated Investors, Inc.
2019 ©Federated Investors, Inc.

Annual Shareholder Report
July 31, 2019
Share Class | Ticker	Automated | TOAXX	Institutional | TOIXX	Service | TOSXX
	Capital | TOCXX	Trust | TOTXX

Federated Treasury Obligations Fund

A Portfolio of Money Market Obligations Trust
IMPORTANT NOTICE REGARDING REPORT DELIVERY
Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund's shareholder reports like this one will no longer be sent by mail, unless you specifically request paper copies of the reports from the Fund or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.
If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund or your financial intermediary electronically by contacting your financial intermediary (such as a broker-dealer or bank); other shareholders may call the Fund at 1-800-341-7400, Option 4.
You may elect to receive all future reports in paper free of charge. You can inform the Fund or your financial intermediary that you wish to continue receiving paper copies of your shareholder reports by contacting your financial intermediary (such as a broker-dealer or bank); other shareholders may call the Fund at 1-800-341-7400, Option 4. Your election to receive reports in paper will apply to all funds held with the Fund complex or your financial intermediary.

Not FDIC Insured ■ May Lose Value ■ No Bank Guarantee

Portfolio of Investments Summary Tables (unaudited)
At July 31, 2019, the Fund's portfolio composition1 was as follows:
Security Type	Percentage of Total Net Assets
Repurchase Agreements	61.9%
U.S. Treasury Securities	38.1%
Other Assets and Liabilities—Net[2]	0.0%[3]
TOTAL	100.0%
At July 31, 2019, the Fund's effective maturity4 schedule was as follows:
Securities With an Effective Maturity of:	Percentage of Total Net Assets
1-7 Days	80.1%
8-30 Days	2.6%
31-90 Days	1.6%
91-180 Days	11.5%
181 Days or more	4.2%
Other Assets and Liabilities—Net[2]	0.0%[3]
TOTAL	100.0%
1	See the Fund's Prospectus and Statement of Additional Information for a description of the types of securities in which the Fund invests.
2	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
3	Represents less than 0.1%.
4	Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940, which regulates money market mutual funds.
Annual Shareholder Report
1

Portfolio of Investments
July 31, 2019
Principal Amount		Value
	REPURCHASE AGREEMENTS—61.9%
$950,000,000	Interest in $1,000,000,000 joint repurchase agreement 2.200%, dated 7/25/2019 under which BNP Paribas S.A. will repurchase securities provided as collateral for $1,003,727,778 on 9/24/2019. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 2/15/2045 and the market value of those underlying securities was $1,020,436,385.	$950,000,000
360,000,000	Interest in $985,000,000 joint repurchase agreement 2.210%, dated 7/29/2019 under which BNP Paribas S.A. will repurchase securities provided as collateral for $986,874,510 on 8/29/2019. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 2/15/2044 and the market value of those underlying securities was $1,004,885,045.	360,000,000
375,000,000	Interest in $400,000,000 joint repurchase agreement 2.250%, dated 7/11/2019 under which BNP Paribas S.A. will repurchase securities provided as collateral for $401,500,000 on 9/9/2019. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 8/15/2042 and the market value of those underlying securities was $408,535,536.	375,000,000
450,000,000	Interest in $1,500,000,000 joint repurchase agreement 2.390%, dated 7/8/2019 under which BNP Paribas S.A. will repurchase securities provided as collateral for $1,502,987,500 on 8/8/2019. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 2/15/2046 and the market value of those underlying securities was $1,532,336,249.	450,000,000
475,000,000	Interest in $500,000,000 joint repurchase agreement 2.400%, dated 7/5/2019 under which BNP Paribas S.A. will repurchase securities provided as collateral for $501,066,667 on 8/6/2019. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 8/15/2045 and the market value of those underlying securities was $510,918,084.	475,000,000
950,000,000	Interest in $1,000,000,000 joint repurchase agreement 2.410%, dated 7/2/2019 under which BNP Paribas S.A. will repurchase securities provided as collateral for $1,002,075,278 on 8/2/2019. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 2/15/2048 and the market value of those underlying securities was $1,022,048,537.	950,000,000
Annual Shareholder Report
2

Principal Amount		Value
	REPURCHASE AGREEMENTS—continued
$325,000,000	Repurchase agreement 2.540%, dated 7/31/2019 under which BNP Paribas S.A. will repurchase securities provided as collateral for $325,022,931 on 8/1/2019. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 5/15/2029 and the market value of those underlying securities was $331,523,414.	$325,000,000
386,000,000	Repurchase agreement 2.540%, dated 7/31/2019 under which BNP Paribas S.A. will repurchase securities provided as collateral for $386,027,234 on 8/1/2019. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 1/15/2028 and the market value of those underlying securities was $393,747,853.	386,000,000
300,000,000	Interest in $340,000,000 joint repurchase agreement 2.200%, dated 7/31/2019 under which Bank of Montreal will repurchase securities provided as collateral for $340,623,333 on 8/30/2019. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 8/15/2043 and the market value of those underlying securities was $346,821,204.	300,000,000
475,000,000	Interest in $500,000,000 joint repurchase agreement 2.410%, dated 5/29/2019 under which Bank of Montreal will repurchase securities provided as collateral for $503,012,500 on 8/27/2019. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 8/15/2048 and the market value of those underlying securities was $512,185,134.	475,000,000
300,000,000	Repurchase agreement 2.540%, dated 7/31/2019 under which Bank of Montreal will repurchase securities provided as collateral for $300,021,167 on 8/1/2019. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 2/15/2047 and the market value of those underlying securities was $306,021,640.	300,000,000
400,000,000	Interest in $1,400,000,000 joint repurchase agreement 2.540%, dated 7/31/2019 under which Bank of Nova Scotia will repurchase securities provided as collateral for $1,400,098,778 on 8/1/2019. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 11/15/2048 and the market value of those underlying securities was $1,428,100,815.	400,000,000
1,202,000,000	Interest in $2,650,000,000 joint repurchase agreement 2.540%, dated 7/31/2019 under which Barclays Bank PLC will repurchase securities provided as collateral for $2,650,186,972 on 8/1/2019. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 5/15/2047 and the market value of those underlying securities was $2,703,190,766.	1,202,000,000
Annual Shareholder Report
3

Principal Amount		Value
	REPURCHASE AGREEMENTS—continued
$50,000,000	Repurchase agreement 2.540%, dated 7/31/2019 under which Barclays Capital, Inc. will repurchase securities provided as collateral for $50,003,528 on 8/1/2019. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities maturing on 11/15/2048 and the market value of those underlying securities was $51,003,668.	$50,000,000
72,836,000	Repurchase agreement 2.490%, dated 7/31/2019 under which Merrill Lynch, Pierce, Fenner and Smith will repurchase securities provided as collateral for $72,841,038 on 8/1/2019. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities maturing on 2/15/2047 and the market value of those underlying securities was $74,297,863.	72,836,000
150,000,000	Repurchase agreement 2.540%, dated 7/31/2019 under which Merrill Lynch, Pierce, Fenner and Smith will repurchase securities provided as collateral for $150,010,583 on 8/1/2019. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities maturing on 7/15/2029 and the market value of those underlying securities was $153,010,819.	150,000,000
250,000,000	Repurchase agreement 2.540%, dated 7/31/2019 under which Citibank, N.A. will repurchase securities provided as collateral for $250,017,639 on 8/1/2019. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 2/15/2049 and the market value of those underlying securities was $255,018,074.	250,000,000
475,000,000	Interest in $500,000,000 joint repurchase agreement 2.260%, dated 7/30/2019 under which Citigroup Global Markets, Inc. will repurchase securities provided as collateral for $500,219,722 on 8/6/2019. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 2/15/2042 and the market value of those underlying securities was $510,064,051.	475,000,000
600,000,000	Repurchase agreement 2.540%, dated 7/31/2019 under which Citigroup Global Markets, Inc. will repurchase securities provided as collateral for $600,042,333 on 8/1/2019. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 11/15/2028 and the market value of those underlying securities was $612,043,270.	600,000,000
470,000,000	Interest in $500,000,000 joint repurchase agreement 2.290%, dated 7/16/2019 under which Credit Agricole CIB New York will repurchase securities provided as collateral for $500,985,972 on 8/16/2019. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 1/15/2028 and the market value of those underlying securities was $510,519,115.	470,000,000
Annual Shareholder Report
4

Principal Amount		Value
	REPURCHASE AGREEMENTS—continued
$3,000,000,000	Repurchase agreement 2.540%, dated 7/31/2019 under which Fixed Income Clearing Corp. will repurchase securities provided as collateral for $3,000,211,667 on 8/1/2019. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 11/15/2028 and the market value of those underlying securities was $3,060,000,000.	$3,000,000,000
4,000,000,000	Interest in $4,000,000,000 joint repurchase agreement 2.540%, dated 7/31/2019 under which Fixed Income Clearing Corp. will repurchase securities provided as collateral for $4,000,282,222 on 8/1/2019. The securities provided as collateral at the end of the period held with State Street Bank & Trust Co., were U.S. Treasury securities with various maturities to 3/31/2024 and the market value of those underlying securities was $4,079,869,058.	4,000,000,000
500,000,000	Repurchase agreement 2.250%, dated 7/31/2019 under which HSBC Securities (USA), Inc. will repurchase securities provided as collateral for $500,218,750 on 8/7/2019. The securities provided as collateral at the end of the period held with State Street Bank & Trust Co., were U.S. Treasury securities with various maturities to 8/15/2027 and the market value of those underlying securities was $510,276,367.	500,000,000
1,000,000,000	Repurchase agreement 2.540%, dated 7/31/2019 under which HSBC Securities (USA), Inc. will repurchase securities provided as collateral for $1,000,070,556 on 8/1/2019. The securities provided as collateral at the end of the period held with State Street Bank & Trust Co., were U.S. Treasury securities with various maturities to 6/15/2022 and the market value of those underlying securities was $1,019,649,056.	1,000,000,000
500,000,000	Interest in $2,000,000,000 joint repurchase agreement 2.540%, dated 7/31/2019 under which ING Financial Markets LLC will repurchase securities provided as collateral for $2,000,141,111 on 8/1/2019. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 2/15/2047 and the market value of those underlying securities was $2,039,134,304.	500,000,000
1,480,000,000	Interest in $3,000,000,000 joint repurchase agreement 2.430%, dated 7/19/2019 under which J.P. Morgan Securities LLC will repurchase securities provided as collateral for $3,024,705,000 on 11/18/2019. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 5/15/2049 and the market value of those underlying securities was $3,060,000,056.	1,480,000,000
440,000,000	Interest in $3,740,000,000 joint repurchase agreement 2.540%, dated 7/31/2019 under which J.P. Morgan Securities LLC will repurchase securities provided as collateral for $3,740,263,878 on 8/1/2019. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 2/15/2048 and the market value of those underlying securities was $3,814,800,077.	440,000,000
Annual Shareholder Report
5

Principal Amount		Value
	REPURCHASE AGREEMENTS—continued
$200,003,300	Repurchase agreement 2.540%, dated 7/31/2019 under which Metropolitan Life Insurance Co. will repurchase securities provided as collateral for $200,017,411 on 8/1/2019. The securities provided as collateral at the end of the period held with State Street Bank & Trust Co., were U.S. Treasury securities with various maturities to 3/31/2020 and the market value of those underlying securities was $204,063,741.	$200,003,300
100,000,000	Repurchase agreement 2.540%, dated 7/31/2019 under which Mizuho Securities USA, Inc. will repurchase securities provided as collateral for $100,007,056 on 8/1/2019. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 11/15/2025 and the market value of those underlying securities was $102,007,274.	100,000,000
2,000,000,000	Repurchase agreement 2.540%, dated 7/31/2019 under which National Australia Bank Ltd., Melbourne will repurchase securities provided as collateral for $2,000,141,111 on 8/1/2019. The securities provided as collateral at the end of the period held with State Street Bank & Trust Co., were U.S. Treasury securities with various maturities to 11/15/2025 and the market value of those underlying securities was $2,037,594,549.	2,000,000,000
950,000,000	Interest in $1,000,000,000 joint repurchase agreement 2.400%, dated 7/2/2019 under which Natixis Financial Products LLC will repurchase securities provided as collateral for $1,002,066,667 on 8/2/2019. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 5/15/2048 and the market value of those underlying securities was $1,022,040,020.	950,000,000
850,000,000	Repurchase agreement 2.540%, dated 7/31/2019 under which Natixis Financial Products LLC will repurchase securities provided as collateral for $850,059,972 on 8/1/2019. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 5/15/2047 and the market value of those underlying securities was $867,061,187.	850,000,000
639,283,000	Repurchase agreement 2.560%, dated 7/31/2019 under which Prudential Insurance Co. of America will repurchase securities provided as collateral for $639,328,460 on 8/1/2019. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 2/15/2048 and the market value of those underlying securities was $651,811,375.	639,283,000
136,471,000	Repurchase agreement 2.560%, dated 7/31/2019 under which Prudential Legacy Insurance Co. of NJ will repurchase securities provided as collateral for $136,480,705 on 8/1/2019. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 11/15/2026 and the market value of those underlying securities was $139,155,814.	136,471,000
Annual Shareholder Report
6

Principal Amount			Value
		REPURCHASE AGREEMENTS—continued
$475,000,000		Interest in $500,000,000 joint repurchase agreement 2.260%, dated 7/10/2019 under which Royal Bank of Canada, New York Branch will repurchase securities provided as collateral for $501,914,722 on 9/9/2019. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 5/15/2043 and the market value of those underlying securities was $511,953,038.	$475,000,000
800,000,000		Repurchase agreement 2.540%, dated 7/31/2019 under which Societe Generale, New York will repurchase securities provided as collateral for $800,056,444 on 8/1/2019. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 2/15/2049 and the market value of those underlying securities was $816,057,573.	800,000,000
59,158,000		Repurchase agreement 2.560%, dated 7/31/2019 under which United of Omaha Life Insurance Co. will repurchase securities provided as collateral for $59,162,207 on 8/1/2019. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 11/15/2024 and the market value of those underlying securities was $60,301,650.	59,158,000
		TOTAL REPURCHASE AGREEMENTS	26,145,751,300
		U.S. TREASURIES—38.1%
345,000,000	[1]	United States Treasury Bills, 2.010%, 1/23/2020	341,629,063
235,000,000	[1]	United States Treasury Bills, 2.025%, 1/16/2020	232,779,250
237,000,000	[1]	United States Treasury Bills, 2.080%, 1/9/2020	234,795,372
330,000,000	[1]	United States Treasury Bills, 2.130%, 12/19/2019	327,266,501
415,000,000	[1]	United States Treasury Bills, 2.136%—2.140%, 12/12/2019	411,722,170
189,000,000	[1]	United States Treasury Bills, 2.345%, 11/21/2019	187,621,140
475,000,000	[1]	United States Treasury Bills, 2.390%, 10/17/2019	472,571,826
330,000,000	[1]	United States Treasury Bills, 2.390%, 10/31/2019	328,006,341
220,000,000	[1]	United States Treasury Bills, 2.400%, 10/24/2019	218,768,000
171,000,000	[1]	United States Treasury Bills, 2.470%, 2/27/2020	168,536,175
182,000,000	[1]	United States Treasury Bills, 2.515%, 1/30/2020	179,685,921
1,055,500,000	[2]	United States Treasury Floating Rate Notes, 2.080% (91-day T-Bill +0.000%), 8/6/2019	1,055,480,490
1,799,500,000	[2]	United States Treasury Floating Rate Notes, 2.113% (91-day T-Bill +0.033%), 8/6/2019	1,799,444,236
925,100,000	[2]	United States Treasury Floating Rate Notes, 2.123% (91-day T-Bill +0.043%), 8/6/2019	925,035,161
949,500,000	[2]	United States Treasury Floating Rate Notes, 2.125% (91-day T-Bill +0.045%), 8/6/2019	948,804,279
1,235,500,000	[2]	United States Treasury Floating Rate Notes, 2.128% (91-day T-Bill +0.048%), 8/6/2019	1,235,576,607
1,112,000,000	[2]	United States Treasury Floating Rate Notes, 2.195% (91-day T-Bill +0.115%), 8/6/2019	1,111,482,765
Annual Shareholder Report
7

Principal Amount			Value
		U.S. TREASURIES—continued
$395,000,000	[2]	United States Treasury Floating Rate Notes, 2.219% (91-day T-Bill +0.139%), 8/6/2019	$394,989,912
212,000,000	[2]	United States Treasury Floating Rate Notes, 2.300% (91-day T-Bill +0.220%), 8/6/2019	212,000,000
1,085,000,000		United States Treasury Notes, 0.750%—3.625%, 8/15/2019	1,085,128,513
847,000,000		United States Treasury Notes, 1.125%—1.875%, 12/31/2019	843,997,711
290,000,000		United States Treasury Notes, 1.250%—1.375%, 1/31/2020	288,762,155
212,000,000		United States Treasury Notes, 1.250%, 2/29/2020	210,936,734
246,500,000		United States Treasury Notes, 1.375%, 3/31/2020	244,759,852
235,500,000		United States Treasury Notes, 1.375%, 5/31/2020	234,173,750
715,000,000		United States Treasury Notes, 1.500%, 10/31/2019	713,172,670
232,000,000		United States Treasury Notes, 1.500%, 11/30/2019	231,091,705
157,000,000		United States Treasury Notes, 1.500%, 4/15/2020	156,421,378
65,000,000		United States Treasury Notes, 2.375%, 4/30/2020	65,162,256
1,023,800,000		United States Treasury Notes, 3.375%, 11/15/2019	1,026,419,961
145,250,000		United States Treasury Notes, 3.500%, 5/15/2020	146,924,686
80,000,000		United States Treasury Notes, 3.625%, 2/15/2020	80,635,929
		TOTAL U.S. TREASURIES	16,113,782,509
		TOTAL INVESTMENT IN SECURITIES—100.0% (AT AMORTIZED COST)[3]	42,259,533,809
		OTHER ASSETS AND LIABILITIES - NET—0.0%[4]	13,659,573
		TOTAL NET ASSETS—100%	$42,273,193,382
1	Discount rate at time of purchase.
2	Floating/variable note with current rate and current maturity or next reset date shown.
3	Also represents cost for federal tax purposes.
4	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Note: The categories of investments are shown as a percentage of total net assets at July 31, 2019.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
In valuing the Fund's assets as of July 31, 2019, all investments of the Fund are valued using amortized cost, which is a methodology utilizing Level 2 inputs.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
8

Financial Highlights–Automated Shares
(For a Share Outstanding Throughout Each Period)
Year Ended July 31	2019	2018	2017	2016	2015
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.019	0.010	0.002	0.000[1]	0.000[1]
Net realized gain	0.000[1]	0.000[1]	0.000[1]	0.000[1]	0.000[1]
TOTAL FROM INVESTMENT OPERATIONS	0.019	0.010	0.002	0.000[1]	0.000[1]
Less Distributions:
Distributions from net investment income	(0.019)	(0.010)	(0.002)	(0.000)[1]	(0.000)[1]
Distributions from net realized gain	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]
TOTAL DISTRIBUTIONS	(0.019)	(0.010)	(0.002)	(0.000)[1]	(0.000)[1]
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[2]	1.88%	1.03%	0.17%	0.01%	0.01%
Ratios to Average Net Assets:
Net expenses	0.48%	0.42%	0.46%	0.28%	0.07%
Net investment income	1.87%	1.02%	0.16%	0.01%	0.01%
Expense waiver/reimbursement[3]	0.11%	0.10%	0.15%	0.36%	0.56%
Supplemental Data:
Net assets, end of period (000 omitted)	$2,138,942	$2,059,409	$1,435,990	$2,196,515	$1,762,114
1	Represents less than $0.001.
2	Based on net asset value.
3	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
9

Financial Highlights–Institutional Shares
(For a Share Outstanding Throughout Each Period)
Year Ended July 31	2019	2018	2017	2016	2015
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.022	0.013	0.004	0.001	0.000[1]
Net realized gain (loss)	0.000[1]	(0.000)[1]	0.000[1]	0.000[1]	0.000[1]
TOTAL FROM INVESTMENT OPERATIONS	0.022	0.013	0.004	0.001	0.000[1]
Less Distributions:
Distributions from net investment income	(0.022)	(0.013)	(0.004)	(0.001)	(0.000)[1]
Distributions from net realized gain	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]
TOTAL DISTRIBUTIONS	(0.022)	(0.013)	(0.004)	(0.001)	(0.000)[1]
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[2]	2.18%	1.25%	0.44%	0.11%	0.01%
Ratios to Average Net Assets:
Net expenses	0.18%	0.19%	0.20%	0.18%	0.07%
Net investment income	2.17%	1.24%	0.43%	0.11%	0.01%
Expense waiver/reimbursement[3]	0.11%	0.10%	0.08%	0.11%	0.21%
Supplemental Data:
Net assets, end of period (000 omitted)	$33,350,766	$25,992,845	$24,203,284	$23,141,953	$22,161,341
1	Represents less than $0.001.
2	Based on net asset value.
3	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
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10

Financial Highlights–Service Shares
(For a Share Outstanding Throughout Each Period)
Year Ended July 31	2019	2018	2017	2016	2015
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.019	0.010	0.002	0.000[1]	0.000[1]
Net realized gain	0.000[1]	0.000[1]	0.000[1]	0.000[1]	0.000[1]
TOTAL FROM INVESTMENT OPERATIONS	0.019	0.010	0.002	0.000[1]	0.000[1]
Less Distributions:
Distributions from net investment income	(0.019)	(0.010)	(0.002)	(0.000)[1]	(0.000)[1]
Distributions from net realized gain	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]
TOTAL DISTRIBUTIONS	(0.019)	(0.010)	(0.002)	(0.000)[1]	(0.000)[1]
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[2]	1.93%	1.00%	0.21%	0.01%	0.01%
Ratios to Average Net Assets:
Net expenses	0.43%	0.44%	0.43%	0.27%	0.07%
Net investment income	1.92%	0.96%	0.22%	0.01%	0.01%
Expense waiver/reimbursement[3]	0.11%	0.10%	0.10%	0.27%	0.46%
Supplemental Data:
Net assets, end of period (000 omitted)	$4,672,058	$3,584,885	$5,208,323	$3,864,431	$3,749,474
1	Represents less than $0.001.
2	Based on net asset value.
3	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
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11

Financial Highlights–Capital Shares
(For a Share Outstanding Throughout Each Period)
Year Ended July 31	2019	2018	2017	2016	2015
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.021	0.012	0.003	0.000[1]	0.000[1]
Net realized gain (loss)	0.000[1]	(0.000)[1]	0.000[1]	0.000[1]	0.000[1]
TOTAL FROM INVESTMENT OPERATIONS	0.021	0.012	0.003	0.000[1]	0.000[1]
Less Distributions:
Distributions from net investment income	(0.021)	(0.012)	(0.003)	(0.000)[1]	(0.000)[1]
Distributions from net realized gain	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]
TOTAL DISTRIBUTIONS	(0.021)	(0.012)	(0.003)	(0.000)[1]	(0.000)[1]
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[2]	2.08%	1.15%	0.34%	0.05%	0.01%
Ratios to Average Net Assets:
Net expenses	0.28%	0.29%	0.30%	0.24%	0.07%
Net investment income	2.07%	1.12%	0.35%	0.05%	0.01%
Expense waiver/reimbursement[3]	0.11%	0.10%	0.08%	0.15%	0.31%
Supplemental Data:
Net assets, end of period (000 omitted)	$1,250,599	$1,114,276	$1,857,588	$802,172	$798,750
1	Represents less than $0.001.
2	Based on net asset value.
3	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
12

Financial Highlights–Trust Shares
(For a Share Outstanding Throughout Each Period)
Year Ended July 31	2019	2018	2017	2016	2015
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.017	0.008	0.001	0.000[1]	0.000[1]
Net realized gain (loss)	0.000[1]	(0.000)[1]	(0.000)[1]	0.000[1]	0.000[1]
TOTAL FROM INVESTMENT OPERATIONS	0.017	0.008	0.001	0.000[1]	0.000[1]
Less Distributions:
Distributions from net investment income	(0.017)	(0.008)	(0.001)	(0.000)[1]	(0.000)[1]
Distributions from net realized gain	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]
TOTAL DISTRIBUTIONS	(0.017)	(0.008)	(0.001)	(0.000)[1]	(0.000)[1]
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[2]	1.67%	0.75%	0.08%	0.01%	0.01%
Ratios to Average Net Assets:
Net expenses	0.68%	0.69%	0.57%	0.27%	0.07%
Net investment income	1.67%	0.77%	0.09%	0.01%	0.01%
Expense waiver/reimbursement[3]	0.11%	0.10%	0.22%	0.51%	0.71%
Supplemental Data:
Net assets, end of period (000 omitted)	$860,830	$512,289	$909,570	$642,129	$630,384
1	Represents less than $0.001.
2	Based on net asset value.
3	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
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13

Statement of Assets and Liabilities
July 31, 2019
Assets:
Investment in repurchase agreements	$26,145,751,300
Investment in securities	16,113,782,509
Investment in securities, at amortized cost and fair value		$42,259,533,809
Cash		66,484
Income receivable		44,756,517
Receivable for shares sold		55,934,489
TOTAL ASSETS		42,360,291,299
Liabilities:
Payable for shares redeemed	38,450,359
Income distribution payable	45,691,702
Payable for investment adviser fee (Note 5)	120,619
Payable for administrative fee (Note 5)	91,621
Payable for distribution services fee (Note 5)	183,265
Payable for other service fees (Notes 2 and 5)	1,588,603
Accrued expenses (Note 5)	971,748
TOTAL LIABILITIES		87,097,917
Net assets for 42,273,025,520 shares outstanding		$42,273,193,382
Net Assets Consist of:
Paid-in capital		$42,273,186,622
Total distributable earnings (loss)		6,760
TOTAL NET ASSETS		$42,273,193,382
Net Asset Value, Offering Price and Redemption Proceeds Per Share
Automated Shares:
$2,138,941,558 ÷ 2,138,933,068 shares outstanding, no par value, unlimited shares authorized		$1.00
Institutional Shares:
$33,350,765,700 ÷ 33,350,633,235 shares outstanding, no par value, unlimited shares authorized		$1.00
Service Shares:
$4,672,057,708 ÷ 4,672,039,209 shares outstanding, no par value, unlimited shares authorized		$1.00
Capital Shares:
$1,250,598,711 ÷ 1,250,593,732 shares outstanding, no par value, unlimited shares authorized		$1.00
Trust Shares:
$860,829,705 ÷ 860,826,276 shares outstanding, no par value, unlimited shares authorized		$1.00
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
14

Statement of Operations
Year Ended July 31, 2019
Investment Income:
Interest		$876,698,783
Expenses:
Investment adviser fee (Note 5)	$74,654,906
Administrative fee (Note 5)	29,765,255
Custodian fees	1,601,104
Transfer agent fee (Note 2)	2,380,174
Directors'/Trustees' fees (Note 5)	260,157
Auditing fees	25,110
Legal fees	14,188
Portfolio accounting fees	241,967
Distribution services fee (Note 5)	1,443,155
Other service fees (Notes 2 and 5)	17,721,795
Share registration costs	265,117
Printing and postage	160,172
Miscellaneous (Note 5)	200,466
TOTAL EXPENSES	128,733,566
Waiver of investment adviser fee (Note 5)	(40,713,262)
Net expenses		88,020,304
Net investment income		788,678,479
Net realized gain on investments		8,675
Change in net assets resulting from operations		$788,687,154
See Notes which are an integral part of the Financial Statements
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15

Statement of Changes in Net Assets
Year Ended July 31	2019	2018
Increase (Decrease) in Net Assets
Operations:
Net investment income	$788,678,479	$418,671,538
Net realized gain	8,675	154,973
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	788,687,154	418,826,511
Distributions to Shareholders (Note 2):
Automated Shares	(40,804,074)	(14,578,243)
Institutional Shares	(632,084,254)	(341,151,187)
Service Shares	(81,714,700)	(39,012,076)
Capital Shares	(24,546,725)	(20,723,184)
Trust Shares	(9,666,515)	(3,319,821)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(788,816,268)	(418,784,511)
Share Transactions:
Proceeds from sale of shares	281,119,584,422	247,443,302,219
Net asset value of shares issued to shareholders in payment of distributions declared	301,149,970	158,129,256
Cost of shares redeemed	(272,411,116,009)	(247,952,525,142)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	9,009,618,383	(351,093,667)
Change in net assets	9,009,489,269	(351,051,667)
Net Assets:
Beginning of period	33,263,704,113	33,614,755,780
End of period	$42,273,193,382	$33,263,704,113
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
16

Notes to Financial Statements
July 31, 2019
1. ORGANIZATION
Money Market Obligations Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of 20 portfolios. The financial statements included herein are only those of Federated Treasury Obligations Fund (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers five classes of shares: Automated Shares, Institutional Shares, Service Shares, Capital Shares and Trust Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The investment objective of the Fund is to provide current income consistent with stability of principal.
The Fund operates as a government money market fund. As a government money market fund, the Fund: (1) invests at least 99.5% of its total assets in: (i) cash; (ii) securities issued or guaranteed by the United States or certain U.S. government agencies or instrumentalities; and/or (iii) repurchase agreements that are collateralized fully; (2) generally continues to use amortized cost to value its portfolio securities and transact at a stable $1.00 net asset value (NAV); and (3) has elected not to be subject to the liquidity fees and gates requirement at this time as permitted by Rule 2a-7 under the Act.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
Securities are valued at amortized cost. Under the amortized cost valuation method, an investment is valued initially at its cost as determined in accordance with GAAP. The Fund then adjusts the amount of interest income accrued each day over the term of the investment to account for any difference between the initial cost of the investment and the amount payable at its maturity. If amortized cost is determined not to approximate fair value, the value of the portfolio securities will be determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share.
The Fund's Board of Trustees (the “Trustees”) have ultimate responsibility for determining the fair value of investments. The Trustees have appointed a valuation committee (“Valuation Committee”) comprised of officers of the Fund, Federated Investment Management Company (the “Adviser”) and certain of the Adviser's affiliated companies to assist in determining fair value of securities and in overseeing the comparison of amortized cost to market-based value. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of monitoring the relationship of market-based value and amortized cost. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs and assumptions), and review of price challenges by
Annual Shareholder Report
17

the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Repurchase Agreements
The Fund may invest in repurchase agreements for short-term liquidity purposes. It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.
The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.
The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.
Repurchase agreements are subject to Master Netting Agreements which are agreements between the Fund and its counterparties that provide for the net settlement of all transactions and collateral with the Fund, through a single payment, in the event of default or termination. Amounts presented on the Portfolio of Investments and Statement of Assets and Liabilities are not net settlement amounts but gross. As indicated above, the cash or securities to be repurchased, as shown on the Portfolio of Investments, exceeds the repurchase price to be paid under the agreement reducing the net settlement amount to zero.
Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Amortization/accretion of premium and discount is included in investment income. Interest income and expenses are accrued daily. Distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income are declared daily and paid monthly. Investment income, realized
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gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that select classes will bear certain expenses unique to those classes. The detail of the total fund expense waiver of $40,713,262 is disclosed in Note 5. For the year ended July 31, 2019, transfer agent fees for the Fund were as follows:
Transfer Agent Fees Incurred
Automated Shares	$2,091,047
Institutional Shares	239,644
Service Shares	35,020
Capital Shares	9,802
Trust Shares	4,661
TOTAL	$2,380,174
Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses. The distributions disclosed on the Statement of Changes in Net Assets for the year ended July 31, 2018, were from the following sources:
Net investment income
Automated Shares	$14,571,103
Institutional Shares	341,018,110
Service Shares	38,987,463
Capital Shares	20,713,785
Trust Shares	3,316,785

Net realized gain
Automated Shares	$7,140
Institutional Shares	133,077
Service Shares	24,613
Capital Shares	9,399
Trust Shares	3,036
Undistributed net investment income at July 31, 2018, was $66,474.
Other Service Fees
The Fund may pay other service fees up to 0.25% of the average daily net assets of the Fund's Automated Shares, Institutional Shares, Service Shares, Capital Shares and Trust Shares to unaffiliated financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Financial intermediaries may include a company affiliated with management of Federated Investors, Inc.
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19

A financial intermediary affiliated with management of Federated Investors, Inc. received $11,133 of other service fees for the year ended July 31, 2019. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for other service fees. For the year ended July 31, 2019, other service fees for the Fund were as follows:
Other Service Fees Incurred
Automated Shares	$4,483,987
Service Shares	10,610,553
Capital Shares	1,184,100
Trust Shares	1,443,155
TOTAL	$17,721,795
For the year ended July 31, 2019, the Fund's Institutional Shares did not incur other service fees; however they may begin to incur this fee upon approval of the Trustees.
Federal Taxes
It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the year ended July 31, 2019, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of July 31, 2019, tax years 2016 through 2019 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.
When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated. The Fund applies investment company accounting and reporting guidance.
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3. SHARES OF BENEFICIAL INTEREST
The following tables summarize share activity:
Year Ended July 31	2019		2018
Automated Shares:	Shares	Amount	Shares	Amount
Shares sold	4,167,109,353	$4,167,109,353	3,456,411,961	$3,456,411,961
Shares issued to shareholders in payment of distributions declared	39,964,481	39,964,481	14,095,985	14,095,985
Shares redeemed	(4,127,531,647)	(4,127,531,647)	(2,847,096,551)	(2,847,096,551)
NET CHANGE RESULTING FROM AUTOMATED SHARE TRANSACTIONS	79,542,187	$79,542,187	623,411,395	$623,411,395

Year Ended July 31	2019		2018
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	255,255,336,119	$255,255,336,119	226,135,893,648	$226,135,893,648
Shares issued to shareholders in payment of distributions declared	216,137,448	216,137,448	117,298,403	117,298,403
Shares redeemed	(248,113,453,703)	(248,113,453,703)	(224,463,679,550)	(224,463,679,550)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	7,358,019,864	$7,358,019,864	1,789,512,501	$1,789,512,501

Year Ended July 31	2019		2018
Service Shares:	Shares	Amount	Shares	Amount
Shares sold	15,479,859,002	$15,479,859,002	11,653,333,010	$11,653,333,010
Shares issued to shareholders in payment of distributions declared	29,470,223	29,470,223	13,334,635	13,334,635
Shares redeemed	(14,422,142,610)	(14,422,142,610)	(13,290,098,315)	(13,290,098,315)
NET CHANGE RESULTING FROM SERVICE SHARE TRANSACTIONS	1,087,186,615	$1,087,186,615	(1,623,430,670)	$(1,623,430,670)
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21

Year Ended July 31	2019		2018
Capital Shares:	Shares	Amount	Shares	Amount
Shares sold	4,229,607,483	$4,229,607,483	4,981,307,865	$4,981,307,865
Shares issued to shareholders in payment of distributions declared	11,183,268	11,183,268	12,231,036	12,231,036
Shares redeemed	(4,104,463,154)	(4,104,463,154)	(5,736,846,806)	(5,736,846,806)
NET CHANGE RESULTING FROM CAPITAL SHARE TRANSACTIONS	136,327,597	$136,327,597	(743,307,905)	$(743,307,905)

Year Ended July 31	2019		2018
Trust Shares:	Shares	Amount	Shares	Amount
Shares sold	1,987,672,465	$1,987,672,465	1,216,355,735	$1,216,355,735
Shares issued to shareholders in payment of distributions declared	4,394,550	4,394,550	1,169,197	1,169,197
Shares redeemed	(1,643,524,895)	(1,643,524,895)	(1,614,803,920)	(1,614,803,920)
NET CHANGE RESULTING FROM TRUST SHARE TRANSACTIONS	348,542,120	$348,542,120	(397,278,988)	$(397,278,988)
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	9,009,618,383	$9,009,618,383	(351,093,667)	$(351,093,667)
4. FEDERAL TAX INFORMATION
The tax character of distributions as reported on the Statement of Changes in Net Assets for the years ended July 31, 2019 and 2018, was as follows:
	2019	2018
Ordinary income[1]	$788,816,268	$418,781,883
Long-term capital gains	$—	$2,628
1	For tax purposes, short-term capital gain distributions are considered ordinary income distributions.

As of July 31, 2019, the components of distributable earnings on a tax-basis were as follows:
Undistributed ordinary income[2]	$6,760
2	For tax purposes, short-term capital gains are considered ordinary income in determining distributable earnings.
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5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.20% of the Fund's average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee. For the year ended July 31, 2019, the Adviser voluntarily waived $40,713,262 of its fee.
Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. For purposes of determining the appropriate rate breakpoint, “Investment Complex” is defined as all of the Federated Funds subject to a fee under the Administrative Services Agreement. The fee paid to FAS is based on the average daily net assets of the Investment Complex as specified below:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.100%	on assets up to $50 billion
0.075%	on assets over $50 billion
Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the year ended July 31, 2019, the annualized fee paid to FAS was 0.080% of average daily net assets of the Fund.
In addition, FAS may charge certain out-of-pocket expenses to the Fund.
Distribution Services Fee
The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's Trust Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at 0.25% of average daily net assets, annually, to compensate FSC. Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee. For the year ended July 31, 2019, distribution services fees for the Fund were as follows:
Distribution Services Fees Incurred
Trust Shares	$1,443,155
When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares.
Other Service Fees
For the year ended July 31, 2019, FSSC received $13,704 of the other service fees disclosed in Note 2.
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23

Expense Limitation
Due to the possibility of changes in market conditions and other factors, there can be no assurance that the level of waivers/reimbursement/reduction of Fund expenses reflected in the financial highlights will be maintained in the future. However, the Adviser and certain of its affiliates (which may include FSC, FAS and FSSC) on their own initiative have agreed to waive certain amounts of their respective fees and/or reimburse expenses. Total annual fund operating expenses (as shown in the financial highlights, excluding interest expense, extraordinary expenses and proxy-related expenses paid by the Fund, if any) paid by the Fund's Automated Shares, Institutional Shares, Service Shares, Capital Shares and Trust Shares (after the voluntary waivers and/or reimbursements) will not exceed 0.55%, 0.20%, 0.45%, 0.30% and 0.70% (the “Fee Limit”), respectively, up to but not including the later of (the “Termination Date”): (a) October 1, 2020; or (b) the date of the Fund's next effective Prospectus. While the Adviser and its applicable affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.
Directors'/Trustees' and Miscellaneous Fees
Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Directors'/Trustees' fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Adviser which in due course are reimbursed by the Fund. These expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses may be included in Accrued and Miscellaneous Expenses on the Statement of Assets and Liabilities and Statement of Operations, respectively.
6. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of July 31, 2019, there were no outstanding loans. During the year ended July 31, 2019, the program was not utilized.
7. SUBSEQUENT EVENT
On May 16, 2019, the Trustees approved the reorganization of PNC Treasury Plus Money Market Fund, a portfolio of the PNC Funds, into the Fund. The reorganization is expected to occur in the fourth quarter of 2019, pending approval by the shareholders of the PNC fund.
Additionally, if the reorganization is approved, the “Termination Date” for the Fund's Institutional Shares, Service Shares and Capital Shares stated under Expense Limitation in the “Investment Adviser Fee and Other Transactions with Affiliates” note shall be extended up to but not including, the later of: (a) December 1, 2020 or (b) the first day of the month following the one year anniversary of the closing date of the reorganization.
8. FEDERAL TAX INFORMATION (UNAUDITED)
For the fiscal year ended July 31, 2019, 100.00% of dividends paid by the Fund are interest-related dividends, as provided by the American Jobs Creation Act of 2004.
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Report of Independent Registered Public Accounting Firm
To The Board of Trustees of the Money Market Obligations Trust and Shareholders of Federated Treasury Obligations Fund:
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of the Federated Treasury Obligations Fund (the “Fund”), a portfolio of Money Market Obligations Trust, as of July 31, 2019, the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two year period then ended, and the related notes (collectively, the “financial statements”) and the financial highlights for each of the years in the five year period then ended. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of July 31, 2019, the results of its operations for the year then ended, the changes in its net assets for each of the years in the two year period then ended, and the financial highlights for each of the years in the five year period then ended, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
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We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Such procedures also included confirmation of securities owned as of July 31, 2019 by correspondence with the custodian and brokers, or by other appropriate auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. We believe that our audits provide a reasonable basis for our opinion.
We have served as the auditor of one or more of Federated Investors'- investment companies since 2006.
Boston, Massachusetts
September 23, 2019
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Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or other service fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from February 1, 2019 to July 31, 2019.
ACTUAL EXPENSES
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
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Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.
	Beginning Account Value 2/1/2019	Ending Account Value 7/31/2019	Expenses Paid During Period[1]
Actual:
Automated Shares	$1,000	$1,009.80	$2.44[2]
Institutional Shares	$1,000	$1,011.30	$0.90[3]
Service Shares	$1,000	$1,010.10	$2.14
Capital Shares	$1,000	$1,010.80	$1.40
Trust Shares	$1,000	$1,008.80	$3.39
Hypothetical (assuming a 5% return before expenses):
Automated Shares	$1,000	$1,022.40	$2.46[2]
Institutional Shares	$1,000	$1,023.90	$0.90[3]
Service Shares	$1,000	$1,022.70	$2.16
Capital Shares	$1,000	$1,023.40	$1.40
Trust Shares	$1,000	$1,021.40	$3.41
1	Expenses are equal to the Fund's annualized net expense ratios, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half-year period). The annualized net expense ratios are as follows:

Automated Shares	0.49%
Institutional Shares	0.18%
Service Shares	0.43%
Capital Shares	0.28%
Trust Shares	0.68%
2	Actual and Hypothetical expenses paid during the period utilizing the Fund's Automated Shares current Fee Limit of 0.55% (as reflected in the Notes to Financial Statements, Note 5 under Expense Limitation), multiplied by the average account value over the period, multiplied by 181/365 (to reflect expenses paid as if they had been in effect throughout the most recent one-half-year period) would be $2.74 and $2.76, respectively.
3	Actual and Hypothetical expenses paid during the period utilizing the Fund's Institutional Shares current Fee Limit of 0.20% (as reflected in the Notes to Financial Statements, Note 5 under Expense Limitation), multiplied by the average account value over the period, multiplied by 181/365 (to reflect expenses paid as if they had been in effect throughout the most recent one-half-year period) would be $1.00 and $1.00, respectively.
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Board of Trustees and Trust Officers
The Board of Trustees is responsible for managing the Trust's business affairs and for exercising all the Trust's powers except those reserved for the shareholders. The following tables give information about each Trustee and the senior officers of the Fund. Where required, the tables separately list Trustees who are “interested persons” of the Fund (i.e., “Interested” Trustees) and those who are not (i.e., “Independent” Trustees). Unless otherwise noted, the address of each person listed is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA 15222. The address of all Independent Trustees listed is 4000 Ericsson Drive, Warrendale, PA 15086-7561; Attention: Mutual Fund Board. As of December 31, 2018, the Trust comprised 20 portfolio(s), and the Federated Fund Family consisted of 40 investment companies (comprising 102 portfolios). Unless otherwise noted, each Officer is elected annually. Unless otherwise noted, each Trustee oversees all portfolios in the Federated Fund Family and serves for an indefinite term. The Fund's Statement of Additional Information includes additional information about Trust Trustees and is available, without charge and upon request, by calling 1-800-341-7400.
Interested TRUSTEES Background
Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
J. Christopher Donahue* Birth Date: April 11, 1949 President and Trustee Indefinite Term Began serving: April 1989	Principal Occupations: Principal Executive Officer and President of certain of the Funds in the Federated Fund Family; Director or Trustee of the Funds in the Federated Fund Family; President, Chief Executive Officer and Director, Federated Investors, Inc.; Chairman and Trustee, Federated Investment Management Company; Trustee, Federated Investment Counseling; Chairman and Director, Federated Global Investment Management Corp.; Chairman and Trustee, Federated Equity Management Company of Pennsylvania; Trustee, Federated Shareholder Services Company; Director, Federated Services Company.
Previous Positions: President, Federated Investment Counseling; President and Chief Executive Officer, Federated Investment Management Company, Federated Global Investment Management Corp. and Passport Research, Ltd; Chairman, Passport Research, Ltd.
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Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
Thomas R. Donahue* Birth Date: October 20, 1958 Trustee Indefinite Term Began serving: May 2016	Principal Occupations: Director or Trustee of certain of the funds in the Federated Fund Family; Chief Financial Officer, Treasurer, Vice President and Assistant Secretary, Federated Investors, Inc.; Chairman and Trustee, Federated Administrative Services; Chairman and Director, Federated Administrative Services, Inc.; Trustee and Treasurer, Federated Advisory Services Company; Director or Trustee and Treasurer, Federated Equity Management Company of Pennsylvania, Federated Global Investment Management Corp., Federated Investment Counseling, and Federated Investment Management Company; Director, MDTA LLC; Director, Executive Vice President and Assistant Secretary, Federated Securities Corp.; Director or Trustee and Chairman, Federated Services Company and Federated Shareholder Services Company; and Director and President, FII Holdings, Inc.
Previous Positions: Director, Federated Investors, Inc.; Assistant Secretary, Federated Investment Management Company, Federated Global Investment Management Company and Passport Research, LTD; Treasurer, Passport Research, LTD; Executive Vice President, Federated Securities Corp.; and Treasurer, FII Holdings, Inc.
*	Family relationships and reasons for “interested” status: J. Christopher Donahue and Thomas R. Donahue are brothers. Both are “interested” due to their beneficial ownership of shares of Federated Investors, Inc. and the positions they hold with Federated and its subsidiaries.
INDEPENDENT TRUSTEES Background
Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
John T. Collins Birth Date: January 24, 1947 Trustee Indefinite Term Began serving: September 2013	Principal Occupations: Director or Trustee of the Federated Fund Family; formerly, Chairman and CEO, The Collins Group, Inc. (a private equity firm) (Retired).
Other Directorships Held: Director, Chairman of the Compensation Committee, KLX Energy Services Holdings, Inc. (oilfield services); former Director of KLX Corp. (aerospace).
Qualifications: Mr. Collins has served in several business and financial management roles and directorship positions throughout his career. Mr. Collins previously served as Chairman and CEO of The Collins Group, Inc. (a private equity firm) and as a Director of KLX Corp. Mr. Collins serves as Chairman Emeriti, Bentley University. Mr. Collins previously served as Director and Audit Committee Member, Bank of America Corp.; Director, FleetBoston Financial Corp.; and Director, Beth Israel Deaconess Medical Center (Harvard University Affiliate Hospital).
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Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
G. Thomas Hough Birth Date: February 28, 1955 Trustee Indefinite Term Began serving: August 2015	Principal Occupations: Director or Trustee of the Federated Fund Family; formerly, Vice Chair, Ernst & Young LLP (public accounting firm) (Retired).
Other Directorships Held: Director, Member of Governance and Compensation Committees, Publix Super Markets, Inc.; Director, Chair of the Audit Committee, Equifax, Inc.; Director, Member of the Audit Committee, Haverty Furniture Companies, Inc.
Qualifications: Mr. Hough has served in accounting, business management and directorship positions throughout his career. Mr. Hough most recently held the position of Americas Vice Chair of Assurance with Ernst & Young LLP (public accounting firm). Mr. Hough serves on the President's Cabinet and Business School Board of Visitors for the University of Alabama and is on the Business School Board of Visitors for Wake Forest University. Mr. Hough previously served as an Executive Committee member of the United States Golf Association.
Maureen Lally-Green Birth Date: July 5, 1949 Trustee Indefinite Term Began serving: August 2009	Principal Occupations: Director or Trustee of the Federated Fund Family; Adjunct Professor of Law, Duquesne University School of Law; formerly, Dean of the Duquesne University School of Law and Professor of Law and Interim Dean of the Duquesne University School of Law; formerly, Associate General Secretary and Director, Office of Church Relations, Diocese of Pittsburgh.
Other Directorships Held: Director, CNX Resources Corporation (formerly known as CONSOL Energy Inc.).
Qualifications: Judge Lally-Green has served in various legal and business roles and directorship positions throughout her career. Judge Lally-Green previously held the position of Dean of the School of Law of Duquesne University (as well as Interim Dean). Judge Lally-Green previously served as a member of the Superior Court of Pennsylvania and as a Professor of Law, Duquesne University School of Law. Judge Lally-Green also currently holds the positions on not for profit or for profit boards of directors as follows: Director and Chair, UPMC Mercy Hospital; Director and Vice Chair, Our Campaign for the Church Alive!, Inc.; Regent, Saint Vincent Seminary; Member, Pennsylvania State Board of Education (public); and Director CNX Resources Corporation (formerly known as CONSOL Energy Inc.). Judge Lally-Green has held the positions of: Director, Auberle; Director, Epilepsy Foundation of Western and Central Pennsylvania; Director, Ireland Institute of Pittsburgh; Director, Saint Thomas More Society; Director and Chair, Catholic High Schools of the Diocese of Pittsburgh, Inc.; Director, Pennsylvania Bar Institute; Director, St. Vincent College; and Director and Chair, North Catholic High School, Inc.
Charles F. Mansfield, Jr. Birth Date: April 10, 1945 Trustee Indefinite Term Began serving: January 1999	Principal Occupations: Director or Trustee of the Federated Fund Family; Management Consultant and Author.
Other Directorships Held: None.
Qualifications: Mr. Mansfield has served as a Marine Corps officer and in several banking, business management, educational roles and directorship positions throughout his long career. He remains active as a Management Consultant and Author.
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Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
Thomas M. O'Neill Birth Date: June 14, 1951 Trustee Indefinite Term Began serving: October 2006	Principal Occupations: Director or Trustee, Chair of the Audit Committee of the Federated Fund Family; Sole Proprietor, Navigator Management Company (investment and strategic consulting).
Other Directorships Held: None.
Qualifications: Mr. O'Neill has served in several business, mutual fund and financial management roles and directorship positions throughout his career. Mr. O'Neill serves as Director, Medicines for Humanity and Director, The Golisano Children's Museum of Naples, Florida. Mr. O'Neill previously served as Chief Executive Officer and President, Managing Director and Chief Investment Officer, Fleet Investment Advisors; President and Chief Executive Officer, Aeltus Investment Management, Inc.; General Partner, Hellman, Jordan Management Co., Boston, MA; Chief Investment Officer, The Putnam Companies, Boston, MA; Credit Analyst and Lending Officer, Fleet Bank; Director and Consultant, EZE Castle Software (investment order management software); and Director, Midway Pacific (lumber).
P. Jerome Richey Birth Date: February 23, 1949 Trustee Indefinite Term Began serving: September 2013	Principal Occupations: Director or Trustee of the Federated Fund Family; Management Consultant; Retired; formerly, Senior Vice Chancellor and Chief Legal Officer, University of Pittsburgh and Executive Vice President and Chief Legal Officer, CNX Resources Corporation (formerly known as CONSOL Energy Inc.).
Other Directorships Held: None.
Qualifications: Mr. Richey has served in several business and legal management roles and directorship positions throughout his career. Mr. Richey most recently held the positions of Senior Vice Chancellor and Chief Legal Officer, University of Pittsburgh. Mr. Richey previously served as Chairman of the Board, Epilepsy Foundation of Western Pennsylvania and Chairman of the Board, World Affairs Council of Pittsburgh. Mr. Richey previously served as Chief Legal Officer and Executive Vice President, CNX Resources Corporation (formerly known as CONSOL Energy Inc.); and Board Member, Ethics Counsel and Shareholder, Buchanan Ingersoll & Rooney PC (a law firm).
John S. Walsh Birth Date: November 28, 1957 Trustee Indefinite Term Began serving: January 1999	Principal Occupations: Director or Trustee, and Chair of the Board of Directors or Trustees, of the Federated Fund Family; President and Director, Heat Wagon, Inc. (manufacturer of construction temporary heaters); President and Director, Manufacturers Products, Inc. (distributor of portable construction heaters); President, Portable Heater Parts, a division of Manufacturers Products, Inc.
Other Directorships Held: None.
Qualifications: Mr. Walsh has served in several business management roles and directorship positions throughout his career. Mr. Walsh previously served as Vice President, Walsh & Kelly, Inc. (paving contractors).
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OFFICERS
Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
Lori A. Hensler Birth Date: January 6, 1967 TREASURER Officer since: April 2013	Principal Occupations: Principal Financial Officer and Treasurer of the Federated Fund Family; Senior Vice President, Federated Administrative Services; Financial and Operations Principal for Federated Securities Corp. and Edgewood Services, Inc.; and Assistant Treasurer, Federated Investors Trust Company. Ms. Hensler has received the Certified Public Accountant designation.
Previous Positions: Controller of Federated Investors, Inc.; Senior Vice President and Assistant Treasurer, Federated Investors Management Company; Treasurer, Federated Investors Trust Company; Assistant Treasurer, Federated Administrative Services, Federated Administrative Services, Inc., Federated Securities Corp., Edgewood Services, Inc., Federated Advisory Services Company, Federated Equity Management Company of Pennsylvania, Federated Global Investment Management Corp., Federated Investment Counseling, Federated Investment Management Company, Passport Research, Ltd., and Federated MDTA, LLC; Financial and Operations Principal for Federated Securities Corp., Edgewood Services, Inc. and Southpointe Distribution Services, Inc.
Peter J. Germain Birth Date: September 3, 1959 CHIEF LEGAL OFFICER, SECRETARY and EXECUTIVE VICE PRESIDENT Officer since: January 2005	Principal Occupations: Mr. Germain is Chief Legal Officer, Secretary and Executive Vice President of the Federated Fund Family. He is General Counsel, Chief Legal Officer, Secretary and Executive Vice President, Federated Investors, Inc.; Trustee and Senior Vice President, Federated Investors Management Company; Trustee and President, Federated Administrative Services; Director and President, Federated Administrative Services, Inc.; Director and Vice President, Federated Securities Corp.; Director and Secretary, Federated Private Asset Management, Inc.; Secretary, Federated Shareholder Services Company; and Secretary, Retirement Plan Service Company of America. Mr. Germain joined Federated in 1984 and is a member of the Pennsylvania Bar Association.
Previous Positions: Deputy General Counsel, Special Counsel, Managing Director of Mutual Fund Services, Federated Investors, Inc.; Senior Vice President, Federated Services Company; and Senior Corporate Counsel, Federated Investors, Inc.
Stephen Van Meter Birth Date: June 5, 1975 CHIEF COMPLIANCE OFFICER AND SENIOR VICE PRESIDENT Officer since: July 2015	Principal Occupations: Senior Vice President and Chief Compliance Officer of the Federated Fund Family; Vice President and Chief Compliance Officer of Federated Investors, Inc. and Chief Compliance Officer of certain of its subsidiaries. Mr. Van Meter joined Federated in October 2011. He holds FINRA licenses under Series 3, 7, 24 and 66.
Previous Positions: Mr. Van Meter previously held the position of Compliance Operating Officer, Federated Investors, Inc. Prior to joining Federated, Mr. Van Meter served at the United States Securities and Exchange Commission in the positions of Senior Counsel, Office of Chief Counsel, Division of Investment Management and Senior Counsel, Division of Enforcement.
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Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
Deborah A. Cunningham Birth Date: September 15, 1959 Chief Investment Officer Officer since: May 2004 Portfolio Manager since: January 1994	Principal Occupations: Deborah A. Cunningham has been the Fund's Portfolio Manager since January 1994. Ms. Cunningham was named Chief Investment Officer of Federated's money market products in 2004. She joined Federated in 1981 and has been a Senior Portfolio Manager since 1997 and an Executive Vice President of the Fund's Adviser since 2009. Ms. Cunningham has received the Chartered Financial Analyst designation and holds an M.S.B.A. in Finance from Robert Morris College.

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Evaluation and Approval of Advisory Contract–May 2019
Federated Treasury Obligations Fund (the “Fund”)
At its meetings in May 2019, the Fund's Board of Trustees (the “Board”), including a majority of those Trustees who are not “interested persons” of the Fund, as defined in the Investment Company Act of 1940 (the “Independent Trustees”), reviewed and unanimously approved the continuation of the Fund's investment advisory contract for an additional one-year term. The Board's decision regarding the contract reflects the exercise of its business judgment after considering all of the information received on whether to continue the existing arrangements.
At the request of the Independent Trustees, the Fund's Chief Compliance Officer (the CCO) furnished to the Board in advance of its May 2019 meetings an independent written evaluation presenting on the topics discussed below. The Board considered the CCO's independent written evaluation (the “CCO Fee Evaluation Report”), along with other information, in evaluating the reasonableness of the Fund's management fee and in deciding to approve the continuation of the investment advisory contract. The CCO, in preparing the CCO Fee Evaluation Report, has the authority to retain consultants, experts or staff as reasonably necessary to assist in the performance of his duties, reports directly to the Board, and can be terminated only with the approval of a majority of the Independent Trustees. At the request of the Independent Trustees, the CCO Fee Evaluation Report followed the same general approach and covered the same topics as that of the report that had previously been delivered by the CCO in his capacity as “Senior Officer,” prior to the elimination of the Senior Officer position in December 2017.
The Board also considered judicial decisions concerning allegedly excessive investment advisory fees in making its decision. Using these judicial decisions as a guide, the Board observed that the following factors may be relevant to an adviser's fiduciary duty with respect to its receipt of compensation from a fund: (1) the nature and quality of the services provided by an adviser to a fund and its shareholders (including the performance of the fund, its benchmark and comparable funds); (2) an adviser's cost of providing the services (including the profitability to an adviser of providing advisory services to a fund); (3) the extent to which an adviser may realize “economies of scale” as a fund grows larger and, if such economies of scale exist, whether they have been shared with a fund and its shareholders or the family of funds; (4) any “fall-out” financial benefits that accrue to an adviser because of its relationship with a fund (including research services received from brokers that execute fund trades and any fees paid to affiliates of an adviser for services rendered to a fund); (5) comparative fee and expense structures (including a comparison of fees paid to an adviser with those paid by similar funds both internally and externally as well as management fees charged to institutional and other advisory clients of the
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adviser for what might be viewed as like services); and (6) the extent of care, conscientiousness and independence with which the fund's board members perform their duties and their expertise (including whether they are fully informed about all facts the board deems relevant to its consideration of an adviser's services and fees). The Board noted that the Securities and Exchange Commission (SEC) disclosure requirements regarding the basis for the Board's approval of the Fund's investment advisory contract generally align with the factors listed above. The Board was aware of these factors and was guided by them in its review of the Fund's investment advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.
The Board considered and weighed these factors in light of its substantial accumulated experience in governing the Fund and working with Federated Investment Management Company (the “Adviser”) and its affiliates (collectively, “Federated”) on matters relating to the funds advised by Federated (each, a “Federated Fund”). The Independent Trustees were assisted in their deliberations by independent legal counsel.
In addition to the extensive materials that comprise and accompany the CCO Fee Evaluation Report, the Board received detailed information about the Fund and the Federated organization throughout the year, and in connection with its May meetings at which the Board's formal approval of the advisory and subadvisory contracts occurred. In this regard, Federated provided much of this information at each regular meeting of the Board, and furnished additional information specifically in connection with the May meetings. In the months preceding the May meetings, the Board requested and reviewed written materials prepared by Federated in response to requests on behalf of the Independent Trustees encompassing a wide variety of topics. At the May meetings, in addition to meeting in separate sessions of the Independent Trustees without management present, senior management of the Adviser also met with the Independent Trustees and their counsel to discuss the materials presented and such additional matters as the Independent Trustees deemed reasonably necessary to evaluate the advisory and subadvisory contracts. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose.
The Board's consideration of the investment advisory contract included review of the CCO Fee Evaluation Report, accompanying data and additional information covering the following matters among others: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short-term and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in terms relative to its particular investment program and certain competitor or “peer group” funds and/or other benchmarks, as appropriate) and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses, including the advisory fee and the overall expense structure of the Fund (both in absolute terms and relative to similar and/or competing funds), with due
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regard for contractual or voluntary expense limitations; the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders; the entrepreneurial and other risks assumed by the Adviser in sponsoring the Fund; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated Funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are generally available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated Funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated Funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.
While mindful that courts have cautioned against giving too much weight to comparative information concerning fees charged by other advisers for managing funds with comparable investment programs, the Board has found the use of such comparisons to be relevant to its deliberations. In this regard, the Board was presented with, and considered, information regarding the contractual advisory fee rates, net advisory fee rates, total expense ratios and each element of the Fund's total expense ratio (i.e., gross and net advisory fees, custody fees, portfolio accounting fees and transfer agency fees) relative to an appropriate group of peer funds compiled by Federated using data supplied by independent fund ranking organizations (the “Peer Group”). The Board received a description of the composition and methodology used to select the Peer Group. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because it is believed that they are more relevant. For example, other mutual funds are the products most like the Fund, in that they are readily available to Fund shareholders as alternative investment vehicles. Also, they are the type of investment vehicle, in fact, chosen and maintained by the Fund's investors. The range of their fees and expenses, therefore, appears to be a relevant indicator of what consumers have found to be reasonable in the marketplace in which the Fund competes.
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The Board reviewed the contractual advisory fee rate, net advisory fee rate and other expenses of the Fund and noted the position of the Fund's fee rates relative to its Peer Group. In this regard, the Board noted that the contractual advisory fee rate was above the median of the relevant Peer Group, but the Board noted the applicable waivers and reimbursements, and that the overall expense structure of the Fund remained competitive in the context of other factors considered by the Board.
For comparison, the CCO reviewed the fees charged by Federated for providing advisory services to products other than the Federated Funds (e.g., institutional separate accounts and third-party unaffiliated mutual funds for which Federated serves as sub-adviser) (referenced to as “Comparable Funds/Accounts”). With respect to Comparable Funds/Accounts other than third-party mutual funds, the CCO concluded that they are inherently different products. Those differences include, but are not limited to, different types of targeted investors; different applicable laws and regulations; different legal structures; different average account sizes and portfolio management techniques made necessary by different cash flows and different associated costs; and the time spent by portfolio managers and their teams, as well as personnel in the Funds Financial Services, Legal, Compliance and Risk Management departments, in reviewing securities pricing, addressing different administrative responsibilities, addressing different degrees of risk associated with management and a variety of different costs. The CCO also reviewed the differences in the nature of the services required for Federated to manage its proprietary mutual fund business versus managing a discrete pool of assets as a sub-adviser to another institution's mutual fund, and that Federated generally performs significant additional services and assumes substantially greater risks in managing the Fund and other Federated Funds than in its role as sub-adviser to an unaffiliated third-party mutual fund. The CCO did not consider the fees for providing advisory services to Comparable Funds/Accounts to be determinative in judging the appropriateness of the Federated Funds' advisory fees.
Following such evaluation, and full deliberations, the Board concluded that the fees and expenses of the Fund are reasonable and supported renewal of the Fund's investment advisory contract.
The Board considered the nature, extent and quality of the services provided to the Fund by the Adviser and the resources of the Adviser and its affiliates dedicated to the Fund. In this regard, the Board evaluated, among other things, the Adviser's personnel, experience, track record, financial resources, overall reputation and willingness to invest in personnel and infrastructure that benefit the Fund. In addition, the Board reviewed the qualifications, backgrounds and responsibilities of the portfolio management team primarily responsible for the day-to-day management of the Fund and the Adviser's ability and experience in attracting and retaining qualified personnel to service the Fund. The Board noted the investment research and company engagement capabilities of the Adviser and its affiliates. The Board also noted the compliance program of the
Annual Shareholder Report
38

Adviser and the compliance-related resources provided to the Fund by the Adviser, including the Adviser's commitment to respond to rulemaking initiatives of the SEC. The Fund's ability to deliver competitive performance when compared to its Peer Group was also deemed to be relevant by the Board as a useful indicator of how the Adviser is executing the Fund's investment program. The Adviser's ability to execute this program was one of the Board's considerations in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services warrant the continuation of the investment advisory contract.
In evaluating the Fund's investment performance, the Board considered performance results in light of the Fund's investment objective, strategies and risks, as disclosed in the Fund's prospectus. The Board considered detailed investment reports on the Fund's performance that were provided to the Board throughout the year and in connection with the May meetings. The CCO also reviewed information regarding the performance of other mutual funds in the Peer Group, noting the CCO's view that comparisons to fund peer groups may be helpful, though not conclusive, in evaluating the performance of the Adviser in managing the Fund. The Board considered, in evaluating such comparisons, that in some cases there may be differences in the funds' objectives or investment management techniques, or the costs to implement the funds, even within the same Peer Group.
The Fund's performance was above the median of the relevant Peer Group for the one-year period covered by the CCO Fee Evaluation Report. The Board also considered the relatively tight dispersion of performance data with respect to the Fund and its Peer Group.
Following such evaluation, and full deliberations, the Board concluded that the performance of the Fund supported renewal of the Fund's investment advisory contract.
The Board also received financial information about Federated, including information regarding the compensation and ancillary (or “fall-out”) benefits Federated derived from its relationships with the Federated Funds. This information covered not only the fees under the investment advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated Funds under separate contracts (e.g., for serving as the Federated Funds' administrator and distributor). In this regard, the Board considered that certain Federated subsidiaries provide distribution and shareholder services to the Federated Funds, for which they may be compensated through distribution and servicing fees paid pursuant to Rule 12b-1 plans or otherwise. The information also detailed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated Fund trades. In addition, the Board considered the fact that, in order for a Federated Fund to be competitive in the marketplace, the Adviser and its affiliates frequently waived
Annual Shareholder Report
39

fees and/or reimbursed expenses and have disclosed to Federated Fund investors and/or indicated to the Board their intention to do so in the future. Moreover, the Board receives regular reporting as to the institution, adjustment or elimination of these voluntary waivers.
Federated furnished information, requested by the CCO, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the CCO. The CCO noted that, while these cost allocation reports apply consistent allocation processes, the inherent difficulties in allocating costs continues to cause the CCO to question the precision of the process and to conclude that such reports may be unreliable, since a single change in an allocation estimate may dramatically alter the resulting estimate of cost and/or profitability of a Federated Fund and may produce unintended consequences. The allocation information, including the CCO's view that fund-by-fund estimations may be unreliable, was considered in the evaluation by the Board.
The Board and the CCO also reviewed information compiled by Federated comparing its profitability information to other publicly held fund management companies, including information regarding profitability trends over time. In this regard, the CCO concluded that Federated's profit margins did not appear to be excessive. The CCO also noted that Federated appeared financially sound, with the resources necessary to fulfill its obligations under its contracts with the Fund.
The CCO Fee Evaluation Report also discussed the notion of possible realization of “economies of scale” as a fund grows larger, the difficulties of calculating economies of scale at an individual fund level, and the extent to which potential scale benefits are shared with shareholders. In this regard, the Board considered that Federated has made significant and long-term investments in areas that support all of the Federated Funds, such as personnel and processes for the portfolio management, shareholder services, compliance, internal audit and risk management functions, as well as systems technology (including technology relating to cybersecurity) and that the benefits of these investments (as well as any economies of scale, should they exist) were likely to be shared with the Federated Fund family as a whole. The Board noted that Federated's investments in these areas are extensive. In addition, the Board considered that the Adviser and its affiliates have frequently waived fees and/or reimbursed expenses and that this has allowed potential economies of scale to be shared with shareholders. The Board also considered that such waivers and reimbursements can provide protection from an increase in expenses if a Federated Fund's assets decline. Federated, as it does throughout the year, and specifically in connection with the Board's review of the advisory and subadvisory contracts, furnished information relative to revenue sharing or adviser-paid fees. Federated and the CCO noted that this information should be viewed to determine if there was an incentive to either not apply breakpoints, or to apply breakpoints at higher levels, and should not be viewed to determine the
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appropriateness of advisory fees. The Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in the CCO Fee Evaluation Report) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as a fund attains a certain size.
The CCO stated that his observations and the information accompanying the CCO Fee Evaluation Report supported a finding by the Board that the management fee for the Fund was reasonable. Under these circumstances, no changes were recommended to, and no objection was raised to the continuation of, the Fund's investment advisory contract. The CCO also recognized that the Board's evaluation of the Federated Funds' advisory and subadvisory arrangements is a continuing and on-going process that is informed by the information that the Board requests and receives from management throughout the course of the year and, in this regard, the CCO noted certain items for future reporting to the Board or further consideration by management as the Board continues its on-going oversight of the Federated Funds.
In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an investment advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the investment advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund. The Board concluded that, in light of the factors summarized above, including the nature, quality and scope of the services provided to the Fund by the Adviser and its affiliates, continuation of the investment advisory contract was appropriate.
The Board based its decision to approve the investment advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the continuation of the contract reflects its view that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangement.
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Voting Proxies on Fund Portfolio Securities
A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available via the Proxy Voting Record (Form N-PX) link associated with the Fund and share class name at www.FederatedInvestors.com/FundInformation. Form N-PX filings are also available at the SEC's website at www.sec.gov.
Portfolio Schedule
The Fund files with the SEC a complete schedule of its portfolio holdings as of the close of each month on “Form N-MFP.” Form N-MFP is available on the SEC's website at www.sec.gov. You may access Form N-MFP via the link to the Fund and share class name at www.FederatedInvestors.com.
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You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund's sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.
This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

Federated Treasury Obligations Fund
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 608919726
CUSIP 60934N500
CUSIP 60934N872
CUSIP 60934N823
CUSIP 60934N120
Q450531 (9/19)
Federated is a registered trademark of Federated Investors, Inc.
2019 ©Federated Investors, Inc.

Annual Shareholder Report
July 31, 2019
Share Class | Ticker	Institutional | TTOXX	Cash II | TTIXX	Cash Series | TCSXX

Federated Trust for U.S. Treasury Obligations

A Portfolio of Money Market Obligations Trust
IMPORTANT NOTICE REGARDING REPORT DELIVERY
Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund's shareholder reports like this one will no longer be sent by mail, unless you specifically request paper copies of the reports from the Fund or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.
If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund or your financial intermediary electronically by contacting your financial intermediary (such as a broker-dealer or bank); other shareholders may call the Fund at 1-800-341-7400, Option 4.
You may elect to receive all future reports in paper free of charge. You can inform the Fund or your financial intermediary that you wish to continue receiving paper copies of your shareholder reports by contacting your financial intermediary (such as a broker-dealer or bank); other shareholders may call the Fund at 1-800-341-7400, Option 4. Your election to receive reports in paper will apply to all funds held with the Fund complex or your financial intermediary.

Not FDIC Insured ■ May Lose Value ■ No Bank Guarantee

Portfolio of Investments Summary Tables (unaudited)
At July 31, 2019, the Fund's portfolio composition1 was as follows:
Security Type	Percentage of Total Net Assets
Repurchase Agreements	67.4%
U.S. Treasury Securities	32.2%
Other Assets and Liabilities—Net[2]	0.4%
TOTAL	100.0%
At July 31, 2019, the Fund's effective maturity3 schedule was as follows:
Securities With an Effective Maturity of:	Percentage of Total Net Assets
1-7 Days	81.3%
8 to 30 Days	2.0%
31 to 90 Days	1.4%
91 to 180 Days	11.0%
181 Days or more	3.9%
Other Assets and Liabilities—Net[2]	0.4%
TOTAL	100.0%
1	See the Fund's Prospectus and Statement of Additional Information for a description of the types of securities in which the Fund invests.
2	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
3	Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940, which regulates money market mutual funds.
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Portfolio of Investments
July 31, 2019
Principal Amount		Value
	REPURCHASE AGREEMENTS—67.4%
$ 50,000,000	Interest in $1,000,000,000 joint repurchase agreement 2.200%, dated 7/25/2019 under which BNP Paribas S.A. will repurchase securities provided as collateral for $1,003,727,778 on 9/24/2019. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 2/15/2045 and the market value of those underlying securities was $1,020,436,385.	$50,000,000
25,000,000	Interest in $985,000,000 joint repurchase agreement 2.210%, dated 7/29/2019 under which BNP Paribas S.A. will repurchase securities provided as collateral for $986,874,510 on 8/29/2019. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 2/15/2044 and the market value of those underlying securities was $1,004,885,045.	25,000,000
25,000,000	Interest in $400,000,000 joint repurchase agreement 2.250%, dated 7/11/2019 under which BNP Paribas S.A. will repurchase securities provided as collateral for $401,500,000 on 9/9/2019. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 8/15/2042 and the market value of those underlying securities was $408,535,536.	25,000,000
50,000,000	Interest in $1,500,000,000 joint repurchase agreement 2.390%, dated 7/8/2019 under which BNP Paribas S.A. will repurchase securities provided as collateral for $1,502,987,500 on 8/8/2019. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 2/15/2046 and the market value of those underlying securities was $1,532,336,249.	50,000,000
25,000,000	Interest in $500,000,000 joint repurchase agreement 2.400%, dated 7/5/2019 under which BNP Paribas S.A. will repurchase securities provided as collateral for $501,066,667 on 8/6/2019. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 8/15/2045 and the market value of those underlying securities was $510,918,084.	25,000,000
50,000,000	Interest in $1,000,000,000 joint repurchase agreement 2.410%, dated 7/2/2019 under which BNP Paribas S.A. will repurchase securities provided as collateral for $1,002,075,278 on 8/2/2019. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 2/15/2048 and the market value of those underlying securities was $1,022,048,537.	50,000,000
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Principal Amount		Value
	REPURCHASE AGREEMENTS—continued
$40,000,000	Interest in $340,000,000 joint repurchase agreement 2.200%, dated 7/31/2019 under which Bank of Montreal will repurchase securities provided as collateral for $340,623,333 on 8/30/2019. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 8/15/2043 and the market value of those underlying securities was $346,821,204.	$40,000,000
25,000,000	Interest in $500,000,000 joint repurchase agreement 2.410%, dated 5/29/2019 under which Bank of Montreal will repurchase securities provided as collateral for $503,012,500 on 8/27/2019. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 8/15/2048 and the market value of those underlying securities was $512,185,134.	25,000,000
259,000,000	Interest in $2,650,000,000 joint repurchase agreement 2.540%, dated 7/31/2019 under which Barclays Bank PLC will repurchase securities provided as collateral for $2,650,186,972 on 8/1/2019. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 5/15/2047 and the market value of those underlying securities was $2,703,190,766.	259,000,000
25,000,000	Interest in $500,000,000 joint repurchase agreement 2.260%, dated 7/30/2019 under which Citigroup Global Markets, Inc. will repurchase securities provided as collateral for $500,219,722 on 8/6/2019. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 2/15/2042 and the market value of those underlying securities was $510,064,051.	25,000,000
30,000,000	Interest in $500,000,000 joint repurchase agreement 2.290%, dated 7/16/2019 under which Credit Agricole CIB New York will repurchase securities provided as collateral for $500,985,972 on 8/16/2019. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 1/15/2028 and the market value of those underlying securities was $510,519,115.	30,000,000
300,000,000	Interest in $3,000,000,000 joint repurchase agreement 2.550%, dated 7/31/2019 under which Credit Agricole Securities (USA), Inc. will repurchase securities provided as collateral for $3,000,212,500 on 8/1/2019. The securities provided as collateral at the end of the period held with State Street Bank & Trust Co. were U.S. Treasury securities with various maturities to 5/15/2049 and the market value of those underlying securities was $3,056,770,534.	300,000,000
60,000,000	Interest in $3,000,000,000 joint repurchase agreement 2.430%, dated 7/19/2019 under which J.P. Morgan Securities LLC will repurchase securities provided as collateral for $3,024,705,000 on 11/18/2019. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 5/15/2049 and the market value of those underlying securities was $3,060,000,056.	60,000,000
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Principal Amount			Value
		REPURCHASE AGREEMENTS—continued
$300,000,000		Interest in $3,740,000,000 joint repurchase agreement 2.540%, dated 7/31/2019 under which J.P. Morgan Securities LLC will repurchase securities provided as collateral for $3,740,263,878 on 8/1/2019. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 2/15/2048 and the market value of those underlying securities was $3,814,800,077.	$300,000,000
50,000,000		Interest in $1,000,000,000 joint repurchase agreement 2.400%, dated 7/2/2019 under which Natixis Financial Products LLC will repurchase securities provided as collateral for $1,002,066,667 on 8/2/2019. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 5/15/2048 and the market value of those underlying securities was $1,022,040,020.	50,000,000
300,000,000		Interest in $500,000,000 joint repurchase agreement 2.530%, dated 7/31/2019 under which RBC Dominion Securities, Inc. will repurchase securities provided as collateral for $500,035,139 on 8/1/2019. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 7/31/2025 and the market value of those underlying securities was $510,035,939.	300,000,000
25,000,000		Interest in $500,000,000 joint repurchase agreement 2.260%, dated 7/10/2019 under which Royal Bank of Canada, New York branch will repurchase securities provided as collateral for $501,914,722 on 9/9/2019. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 5/15/2043 and the market value of those underlying securities was $511,953,038.	25,000,000
		TOTAL REPURCHASE AGREEMENTS	1,639,000,000
		U.S. TREASURIES—32.2%
25,000,000	[1]	United States Treasury Bills, 2.010%, 1/23/2020	24,755,729
15,000,000	[1]	United States Treasury Bills, 2.025%, 1/16/2020	14,858,250
13,000,000	[1]	United States Treasury Bills, 2.080%, 1/9/2020	12,879,071
16,000,000	[1]	United States Treasury Bills, 2.130%, 12/19/2019	15,867,467
22,000,000	[1]	United States Treasury Bills, 2.140%, 12/12/2019	21,826,065
11,000,000	[1]	United States Treasury Bills, 2.345%, 11/21/2019	10,919,749
25,000,000	[1]	United States Treasury Bills, 2.390%, 10/17/2019	24,872,201
20,000,000	[1]	United States Treasury Bills, 2.390%, 10/31/2019	19,879,172
12,000,000	[1]	United States Treasury Bills, 2.400%, 10/24/2019	11,932,800
8,000,000	[1]	United States Treasury Bills, 2.470%, 2/27/2020	7,884,733
8,000,000	[1]	United States Treasury Bills, 2.515%, 1/30/2020	7,898,282
29,000,000	[2]	United States Treasury Floating Rate Notes, 2.080% (91-day T-Bill +0.000%), 8/6/2019	28,997,863
84,500,000	[2]	United States Treasury Floating Rate Notes, 2.113% (91-day T-Bill +0.033%), 8/6/2019	84,497,073
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Principal Amount			Value
		U.S. TREASURIES—continued
$49,150,000	[2]	United States Treasury Floating Rate Notes, 2.123% (91-day T-Bill +0.043%), 8/6/2019	$49,143,802
45,090,000	[2]	United States Treasury Floating Rate Notes, 2.125% (91-day T-Bill +0.045%), 8/6/2019	45,057,613
29,500,000	[2]	United States Treasury Floating Rate Notes, 2.128% (91-day T-Bill +0.048%), 8/6/2019	29,502,139
59,500,000	[2]	United States Treasury Floating Rate Notes, 2.195% (91-day T-Bill +0.115%), 8/6/2019	59,470,229
21,000,000	[2]	United States Treasury Floating Rate Notes, 2.219% (91-day T-Bill +0.139%), 8/6/2019	20,999,464
13,000,000	[2]	United States Treasury Floating Rate Notes, 2.300% (91-day T-Bill +0.220%), 8/6/2019	13,000,000
51,795,000		United States Treasury Notes, 0.750%—3.625%, 8/15/2019	51,799,961
45,000,000		United States Treasury Notes, 1.125%—1.875%, 12/31/2019	44,841,484
17,000,000		United States Treasury Notes, 1.250%—1.375%, 1/31/2020	16,928,899
13,000,000		United States Treasury Notes, 1.250%, 2/29/2020	12,934,800
13,000,000		United States Treasury Notes, 1.375%, 3/31/2020	12,908,210
13,250,000		United States Treasury Notes, 1.375%, 5/31/2020	13,175,230
42,000,000		United States Treasury Notes, 1.500%, 10/31/2019	41,894,412
10,000,000		United States Treasury Notes, 1.500%, 11/30/2019	9,961,013
8,000,000		United States Treasury Notes, 1.500%, 4/15/2020	7,970,516
4,000,000		United States Treasury Notes, 2.375%, 4/30/2020	4,009,985
49,500,000		United States Treasury Notes, 3.375%, 11/15/2019	49,626,842
7,250,000		United States Treasury Notes, 3.500%, 5/15/2020	7,333,590
5,000,000		United States Treasury Notes, 3.625%, 2/15/2020	5,039,746
		TOTAL U.S. TREASURIES	782,666,390
		TOTAL INVESTMENT IN SECURITIES—99.6% (AT AMORTIZED COST)[3]	2,421,666,390
		OTHER ASSETS AND LIABILITIES—NET-0.4%[4]	10,822,944
		TOTAL NET ASSETS—100%	$2,432,489,334
1	Discount rate(s) at time of purchase.
2	Floating/variable note with current rate and current maturity or next reset date shown.
3	Also represents cost of investments for federal tax purposes.
4	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Note: The categories of investments are shown as a percentage of total net assets at July 31, 2019.
Annual Shareholder Report
5

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
In valuing the Fund's assets as of July 31, 2019, all investments of the Fund are valued using amortized cost, which is a methodology utilizing Level 2 inputs.
See Notes which are an integral part of the Financial Statements.
Annual Shareholder Report
6

Financial Highlights–Institutional Shares1
(For a Share Outstanding Throughout Each Period)
Year Ended July 31	2019	2018	2017	2016	2015
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.021	0.012	0.004	0.001	—
Net realized gain (loss)	0.000[2]	0.000[2]	(0.000)[2]	0.000[2]	0.000[2]
TOTAL FROM INVESTMENT OPERATIONS	0.021	0.012	0.004	0.001	0.000[2]
Less Distributions:
Distributions from net investment income	(0.021)	(0.012)	(0.004)	(0.001)	—
Distributions from net realized gain	(0.000)[2]	(0.000)[2]	(0.000)[2]	(0.000)[2]	(0.000)[2]
TOTAL DISTRIBUTIONS	(0.021)	(0.012)	(0.004)	(0.001)	(0.000)[2]
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[3]	2.16%	1.25%	0.44%	0.11%	0.00%[4]
Ratios to Average Net Assets:
Net expenses	0.20%	0.20%	0.20%	0.18%	0.08%
Net investment income	2.18%	1.23%	0.47%	0.12%	0.00%
Expense waiver/reimbursement[5]	0.11%	0.13%	0.13%	0.17%	0.53%
Supplemental Data:
Net assets, end of period (000 omitted)	$1,344,393	$360,889	$288,652	$167,690	$115,211
1	On June 2, 2015, the Fund's shares were re-designated as Institutional Shares.
2	Represents less than $0.001.
3	Based on net asset value.
4	Represents less than 0.01%.
5	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
7

Financial Highlights–Cash II Shares
(For a Share Outstanding Throughout Each Period)
	Year Ended July 31,				Period Ended 7/31/2015[1]
	2019	2018	2017	2016
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.014	0.005	0.000[2]	0.003	—
Net realized gain (loss)	0.000[2]	0.000[2]	0.000[2]	(0.003)	0.000[2]
TOTAL FROM INVESTMENT OPERATIONS	0.014	0.005	0.000[2]	0.000[2]	0.000[2]
Less Distributions:
Distributions from net investment income	(0.014)	(0.005)	(0.000)[2]	(0.000)[2]	—
Distributions from net realized gain	(0.000)[2]	(0.000)[2]	(0.000)[2]	(0.000)[2]	—
TOTAL DISTRIBUTIONS	(0.014)	(0.005)	(0.000)[2]	(0.000)[2]	—
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[3]	1.45%	0.54%	0.02%	0.00%[4]	0.00%[4]
Ratios to Average Net Assets:
Net expenses	0.90%	0.90%	0.62%	0.38%	0.13%[5]
Net investment income	1.44%	0.53%	0.02%	0.00%[4]	0.00%[5]
Expense waiver/reimbursement[6]	0.11%	0.13%	0.41%	0.65%	1.10%[5]
Supplemental Data:
Net assets, end of period (000 omitted)	$591,844	$635,165	$751,234	$617,216	$584
1	Reflects operations for the period from June 2, 2015 (date of initial public investment) to July 31, 2015.
2	Represents less than $0.001.
3	Based on net asset value. Total returns for periods of less than one year are not annualized.
4	Represents less than 0.01%.
5	Computed on an annualized basis.
6	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
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8

Financial Highlights–Cash Series Shares
(For a Share Outstanding Throughout Each Period)
	Year Ended July 31,				Period Ended 7/31/2015[1]
	2019	2018	2017	2016
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.013	0.004	0.000[2]	0.000[2]	—
Net realized gain	0.000[2]	0.000[2]	0.000[2]	0.000[2]	0.000[2]
TOTAL FROM INVESTMENT OPERATIONS	0.013	0.004	0.000[2]	0.000[2]	0.000[2]
Less Distributions:
Distributions from net investment income	(0.013)	(0.004)	(0.000)[2]	(0.000)[2]	—
Distributions from net realized gain	(0.000)[2]	(0.000)[2]	(0.000)[2]	(0.000)[2]	—
TOTAL DISTRIBUTIONS	(0.013)	(0.004)	(0.000)[2]	(0.000)[2]	—
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[3]	1.31%	0.40%	0.00%[4]	0.00%[4]	0.00%[4]
Ratios to Average Net Assets:
Net expenses	1.04%	1.05%	0.64%	0.32%	0.13%[5]
Net investment income	1.32%	0.30%	0.00%[4]	0.00%[4]	0.00%[5]
Expense waiver/reimbursement[6]	0.21%	0.23%	0.64%	0.97%	1.36%[5]
Supplemental Data:
Net assets, end of period (000 omitted)	$496,252	$341,124	$660,717	$666,074	$154,125
1	Reflects operations for the period from June 2, 2015 (date of initial public investment) to July 31, 2015.
2	Represents less than $0.001.
3	Based on net asset value. Total returns for periods of less than one year are not annualized.
4	Represents less than 0.01%.
5	Computed on an annualized basis.
6	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
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Statement of Assets and Liabilities
July 31, 2019
Assets:
Investment in repurchase agreements	$1,639,000,000
Investment in securities	782,666,390
Investment in securities, at amortized cost and fair value		$2,421,666,390
Cash		13,510,285
Income receivable		2,325,255
Receivable for shares sold		11,666,030
TOTAL ASSETS		2,449,167,960
Liabilities:
Payable for investments purchased	13,002,053
Payable for shares redeemed	1,707,420
Income distribution payable	1,058,930
Payable for investment adviser fee (Note 5)	5,815
Payable for administrative fee (Note 5)	5,251
Payable for distribution services fee (Note 5)	387,475
Payable for other service fees (Notes 2 and 5)	229,937
Accrued expenses (Note 5)	281,745
TOTAL LIABILITIES		16,678,626
Net assets for 2,432,482,508 shares outstanding		$2,432,489,334
Net Assets Consist of:
Paid-in capital		$2,432,482,537
Total distributable earnings (loss)		6,797
TOTAL NET ASSETS		$2,432,489,334
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
Institutional Shares:
$1,344,393,471 ÷ 1,344,389,710 shares outstanding, no par value, unlimited shares authorized		$1.00
Cash II Shares:
$591,844,063 ÷ 591,842,396 shares outstanding, no par value, unlimited shares authorized		$1.00
Cash Series Shares:
$496,251,800 ÷ 496,250,402 shares outstanding, no par value, unlimited shares authorized		$1.00
See Notes which are an integral part of the Financial Statements
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Statement of Operations
Year Ended July 31, 2019
Investment Income:
Interest			$42,332,127
Expenses:
Investment adviser fee (Note 5)		$3,585,436
Administrative fee (Note 5)		1,429,304
Custodian fees		76,273
Transfer agent fee (Note 2)		1,000,724
Directors'/Trustees' fees (Note 5)		12,114
Auditing fees		21,010
Legal fees		12,389
Portfolio accounting fees		201,179
Distribution services fee (Note 5)		4,979,239
Other service fees (Notes 2 and 5)		2,706,013
Share registration costs		195,274
Printing and postage		95,456
Miscellaneous (Note 5)		49,568
TOTAL EXPENSES		14,363,979
Waivers and Reimbursement:
Waiver of investment adviser fee (Note 5)	$(2,016,291)
Waiver/reimbursement of other operating expenses (Notes 2 and 5)	(483,218)
TOTAL WAIVERS AND REIMBURSEMENT		(2,499,509)
Net expenses			11,864,470
Net investment income			30,467,657
Net realized gain on investments			673
Change in net assets resulting from operations			$30,468,330
See Notes which are an integral part of the Financial Statements
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Statement of Changes in Net Assets
Year Ended July 31	2019	2018
Increase (Decrease) in Net Assets
Operations:
Net investment income	$30,467,657	$8,397,541
Net realized gain	673	2,156
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	30,468,330	8,399,697
Distributions to Shareholders (Note 2):
Institutional Shares	(15,458,216)	(3,444,590)
Cash II Shares	(8,722,922)	(3,660,143)
Cash Series Shares	(6,279,423)	(1,297,976)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(30,460,561)	(8,402,709)
Share Transactions:
Proceeds from sale of shares	5,582,353,472	3,369,957,116
Net asset value of shares issued to shareholders in payment of distributions declared	19,965,332	5,706,052
Cost of shares redeemed	(4,507,015,472)	(3,739,085,127)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	1,095,303,332	(363,421,959)
Change in net assets	1,095,311,101	(363,424,971)
Net Assets:
Beginning of period	1,337,178,233	1,700,603,204
End of period	$2,432,489,334	$1,337,178,233
See Notes which are an integral part of the Financial Statements
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Notes to Financial Statements
July 31, 2019
1. ORGANIZATION
Money Market Obligations Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of 20 portfolios. The financial statements included herein are only those of Federated Trust for U.S. Treasury Obligations (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers three classes of shares: Institutional Shares, Cash II Shares and Cash Series Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The investment objective of the Fund is to provide stability of principal and current income consistent with stability of principal.
The Fund operates as a government money market fund. As a government money market fund, the Fund: (1) invests at least 99.5% of its total assets in: (i) cash; (ii) securities issued or guaranteed by the United States or certain U.S. government agencies or instrumentalities; and/or (iii) repurchase agreements that are collateralized fully; (2) generally continues to use amortized cost to value its portfolio securities and transact at a stable $1.00 net asset value (NAV); and (3) has elected not to be subject to the liquidity fees and gates requirement at this time as permitted by Rule 2a-7 under the Act.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
Securities are valued at amortized cost. Under the amortized cost valuation method, an investment is valued initially at its cost as determined in accordance with GAAP. The Fund then adjusts the amount of interest income accrued each day over the term of the investment to account for any difference between the initial cost of the investment and the amount payable at its maturity. If amortized cost is determined not to approximate fair value, the value of the portfolio securities will be determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share.
The Fund's Board of Trustees (the “Trustees”) have ultimate responsibility for determining the fair value of investments. The Trustees have appointed a valuation committee (“Valuation Committee”) comprised of officers of the Fund, Federated Investment Management Company (the “Adviser”) and certain of the Adviser's affiliated companies to assist in determining fair value of securities and in overseeing the comparison of amortized cost to market-based value. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of monitoring the relationship of market-based value and amortized cost. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs and assumptions), and review of price challenges by
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the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Repurchase Agreements
The Fund may invest in repurchase agreements for short-term liquidity purposes. It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.
The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.
The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund's Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.
Repurchase agreements are subject to Master Netting Agreements which are agreements between the Fund and its counterparties that provide for the net settlement of all transactions and collateral with the Fund, through a single payment, in the event of default or termination. Amounts presented on the Portfolio of Investments and Statement of Assets and Liabilities are not net settlement amounts but gross. As indicated above, the cash or securities to be repurchased, as shown on the Portfolio of Investments, exceeds the repurchase price to be paid under the agreement reducing the net settlement amount to zero.
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Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income, if any, are declared daily and paid monthly. Amortization/accretion of premium and discount is included in investment income. Investment income, realized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that select classes will bear certain expenses unique to those classes. The detail of the total fund expense waivers and reimbursement of $2,499,509 is disclosed in various locations in this Note 2 and Note 5. For the year ended July 31, 2019, transfer agent fees for the Fund were as follows:
	Transfer Agent Fees Incurred	Transfer Agent Fees Reimbursed
Institutional Shares	$3,558	$—
Cash II Shares	604,630	(6,974)
Cash Series Shares	392,536	—
TOTAL	$1,000,724	$(6,974)
Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses. The distributions disclosed on the Statement of Changes in Net Assets for the year ended July 31, 2018, were from the following sources:
Net investment income
Institutional Shares	$3,443,672
Cash II Shares	3,657,475
Cash Series Shares	1,295,358

Net realized gain
Institutional Shares	$918
Cash II Shares	2,668
Cash Series Shares	2,618
Distributions in excess of net investment income at July 31, 2018, were $(972).
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Other Service Fees
The Fund may pay other service fees up to 0.25% of the average daily net assets of the Fund's Institutional Shares, Cash II Shares and Cash Series Shares to unaffiliated financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for other service fees. For the year ended July 31, 2019, other service fees for the Fund were as follows:
Other Service Fees Incurred
Cash II Shares	$1,515,404
Cash Series Shares	1,190,609
TOTAL	$2,706,013
For the year ended July 31, 2019, the Fund's Institutional Shares did not incur other service fees; however it may begin to incur this fee upon approval of the Trustees.
Federal Taxes
It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the year ended July 31, 2019, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of July 31, 2019, tax years 2016 through 2019 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.
When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated. The Fund applies investment company accounting and reporting guidance.
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3. SHARES OF BENEFICIAL INTEREST
The following tables summarize share activity:
Year Ended July 31	2019		2018
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	2,980,811,990	$2,980,811,990	1,543,261,022	$1,543,261,022
Shares issued to shareholders in payment of distributions declared	5,281,091	5,281,091	824,411	824,411
Shares redeemed	(2,002,592,842)	(2,002,592,842)	(1,471,847,780)	(1,471,847,780)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	983,500,239	$983,500,239	72,237,653	$72,237,653

Year Ended July 31	2019		2018
Cash II Shares:	Shares	Amount	Shares	Amount
Shares sold	861,257,848	$861,257,848	839,989,129	$839,989,129
Shares issued to shareholders in payment of distributions declared	8,536,185	8,536,185	3,605,378	3,605,378
Shares redeemed	(913,117,076)	(913,117,076)	(959,662,425)	(959,662,425)
NET CHANGE RESULTING FROM CASH II SHARE TRANSACTIONS	(43,323,043)	$(43,323,043)	(116,067,918)	$(116,067,918)

Year Ended July 31	2019		2018
Cash Series Shares:	Shares	Amount	Shares	Amount
Shares sold	1,740,283,634	$1,740,283,634	986,706,965	$986,706,965
Shares issued to shareholders in payment of distributions declared	6,148,056	6,148,056	1,276,263	1,276,263
Shares redeemed	(1,591,305,554)	(1,591,305,554)	(1,307,574,922)	(1,307,574,922)
NET CHANGE RESULTING FROM CASH SERIES SHARE TRANSACTIONS	155,126,136	$155,126,136	(319,591,694)	$(319,591,694)
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	1,095,303,332	$1,095,303,332	(363,421,959)	$(363,421,959)
4. FEDERAL TAX INFORMATION
The tax character of distributions as reported on the Statement of Changes in Net Assets for the years ended July 31, 2019 and 2018, was as follows:
	2019	2018
Ordinary income[1]	$30,460,561	$ 8,402,527
Long-term capital gains	$—	$182
1	For tax purposes, short-term capital gain distributions are considered ordinary income distributions.

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As of July 31, 2019, the components of distributable earnings on a tax-basis were as follows:
Undistributed ordinary income[2]	$6,797
2	For tax purposes, short-term capital gains are considered ordinary income in determining distributable earnings.
5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.20% of the Fund's average daily net assets. Under the investment advisory contract, which is subject to annual review by the Trustees, the Adviser will reimburse the amount, limited to the amount of the advisory fee, by which the Fund's Institutional Shares aggregate annual operating expenses, including the investment advisory fee, but excluding interest, taxes, brokerage commissions, expenses of registering and qualifying the Fund and its shares under federal and state laws and regulations, expenses of withholding taxes and extraordinary expenses, exceed 0.45% of the Fund's Institutional Shares average daily net assets. To comply with the 0.45% limitation imposed under the investment advisory contract, the Adviser may waive its advisory fee and/or reimburse its advisory fee or other Fund expenses, affiliates of the Adviser may waive, reimburse or reduce amounts otherwise included in the aggregate annual operating expenses of the Fund, or there may be a combination of waivers, reimbursements and/or reductions by the Adviser and its affiliates. The amount that the Adviser waives/reimburses under the investment advisory contract will be reduced to the extent that affiliates of the Adviser waive, reimburse or reduce amounts that would otherwise be included in the aggregate annual operating expenses of the Fund. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee and/or reimburse certain operating expenses of the Fund. For the year ended July 31, 2019, the Adviser voluntarily waived $2,016,291 of its fee and voluntarily reimbursed $6,974 of transfer agent fees.
Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. For purposes of determining the appropriate rate breakpoint, “Investment Complex” is defined as all of the Federated Funds subject to a fee under the Administrative Services Agreement. The fee paid to FAS is based on the average daily net assets of the Investment Complex as specified below:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.100%	on assets up to $50 billion
0.075%	on assets over $50 billion
Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the year ended July 31, 2019, the annualized fee paid to FAS was 0.080% of average daily net assets of the Fund.
In addition, FAS may charge certain out-of-pocket expenses to the Fund.
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Distribution Services Fee
The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's Cash II Shares and Cash Series Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at the following percentages of average daily net assets annually, to compensate FSC:
Share Class Name	Percentage of Average Daily Net Assets of Class
Cash II Shares	0.35%
Cash Series Shares	0.60%
Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee. For the year ended July 31, 2019, distribution services fees for the Fund were as follows:
	Distribution Services Fees Incurred	Distribution Services Fees Waived
Cash II Shares	$2,121,779	$—
Cash Series Shares	2,857,460	(476,244)
TOTAL	$4,979,239	$(476,244)
When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the year ended July 31, 2019, FSC retained $14,148 of fees paid by the Fund.
Expense Limitation
In addition to the contractual fee waiver described under “Investment Adviser Fee” above with regard to the Fund's Institutional Shares, the Adviser and certain of its affiliates (which may include FSC, FAS and FSSC) on their own initiative have agreed to waive certain amounts of their respective fees and/or reimburse expenses. Total annual fund operating expenses (as shown in the financial highlights, excluding interest expense, extraordinary expenses and proxy-related expenses paid by the Fund, if any) paid by the Fund's Institutional Shares, Cash II Shares and Cash Series Shares (after the voluntary waivers and/or reimbursements) will not exceed 0.20%, 0.90% and 1.05% (the “Fee Limit”), respectively, up to but not including the later of (the “Termination Date”): (a) October 1, 2020; or (b) the date of the Fund's next effective Prospectus. While the Adviser and its applicable affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.
Directors'/Trustees' and Miscellaneous Fees
Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Directors'/Trustees' fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Adviser which in due course are reimbursed by the Fund. These expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses may be included in Accrued and Miscellaneous Expenses on the Statement of Assets and Liabilities and Statement of Operations, respectively.
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6. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of July 31, 2019, there were no outstanding loans. During the year ended July 31, 2019, the program was not utilized.
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Report of Independent Registered Public Accounting Firm
TO THE BOARD OF trustees OF Money Market Obligations trust AND SHAREHOLDERS OF Federated Trust for u.s. treasury obligations:
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities of Federated Trust for U.S. Treasury Obligations (the “Fund”) (one of the portfolios constituting Money Market Obligations Trust (the “Trust”)), including the portfolio of investments, as of July 31, 2019, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund (one of the funds constituting Money Market Obligations Trust) at July 31, 2019, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and its financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements are the responsibility of the Trust's management. Our responsibility is to express an opinion on the Fund's financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust's internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting, but not for the purpose of expressing an opinion on the effectiveness of the Trust's internal control over financial reporting. Accordingly, we express no such opinion.
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Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of July 31, 2019, by correspondence with the custodian and others, or by other appropriate auditing procedures where replies from others were not received. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.
We have served as the auditor of one or more Federated investment companies since 1979.
Boston, Massachusetts
September 23, 2019
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Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or other service fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from February 1, 2019 to July 31, 2019.
ACTUAL EXPENSES
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
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Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.
	Beginning Account Value 2/1/2019	Ending Account Value 7/31/2019	Expenses Paid During Period[1]
Actual:
Institutional Shares	$1,000	$1,011.20	$1.00
Cash II Shares	$1,000	$1,007.70	$4.48
Cash Series Shares	$1,000	$1,007.00	$5.18
Hypothetical (assuming a 5% return before expenses):
Institutional Shares	$1,000	$1,023.80	$1.00
Cash II Shares	$1,000	$1,020.30	$4.51
Cash Series Shares	$1,000	$1,019.60	$5.21
1	Expenses are equal to the Fund's annualized net expense ratios, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half-year period). The annualized net expense ratios are as follows:

Institutional Shares	0.20%
Cash II Shares	0.90%
Cash Series Shares	1.04%
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Board of Trustees and Trust Officers
The Board of Trustees is responsible for managing the Trust's business affairs and for exercising all the Trust's powers except those reserved for the shareholders. The following tables give information about each Trustee and the senior officers of the Fund. Where required, the tables separately list Trustees who are “interested persons” of the Fund (i.e., “Interested” Trustees) and those who are not (i.e., “Independent” Trustees). Unless otherwise noted, the address of each person listed is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA 15222. The address of all Independent Trustees listed is 4000 Ericsson Drive, Warrendale, PA 15086-7561; Attention: Mutual Fund Board. As of December 31, 2018, the Trust comprised 20 portfolio(s), and the Federated Fund Family consisted of 40 investment companies (comprising 102 portfolios). Unless otherwise noted, each Officer is elected annually. Unless otherwise noted, each Trustee oversees all portfolios in the Federated Fund Family and serves for an indefinite term. The Fund's Statement of Additional Information includes additional information about Trust Trustees and is available, without charge and upon request, by calling 1-800-341-7400.
Interested TRUSTEES Background
Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
J. Christopher Donahue* Birth Date: April 11, 1949 President and Trustee Indefinite Term Began serving: April 1989	Principal Occupations: Principal Executive Officer and President of certain of the Funds in the Federated Fund Family; Director or Trustee of the Funds in the Federated Fund Family; President, Chief Executive Officer and Director, Federated Investors, Inc.; Chairman and Trustee, Federated Investment Management Company; Trustee, Federated Investment Counseling; Chairman and Director, Federated Global Investment Management Corp.; Chairman and Trustee, Federated Equity Management Company of Pennsylvania; Trustee, Federated Shareholder Services Company; Director, Federated Services Company.
Previous Positions: President, Federated Investment Counseling; President and Chief Executive Officer, Federated Investment Management Company, Federated Global Investment Management Corp. and Passport Research, Ltd; Chairman, Passport Research, Ltd.
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Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
Thomas R. Donahue* Birth Date: October 20, 1958 Trustee Indefinite Term Began serving: May 2016	Principal Occupations: Director or Trustee of certain of the funds in the Federated Fund Family; Chief Financial Officer, Treasurer, Vice President and Assistant Secretary, Federated Investors, Inc.; Chairman and Trustee, Federated Administrative Services; Chairman and Director, Federated Administrative Services, Inc.; Trustee and Treasurer, Federated Advisory Services Company; Director or Trustee and Treasurer, Federated Equity Management Company of Pennsylvania, Federated Global Investment Management Corp., Federated Investment Counseling, and Federated Investment Management Company; Director, MDTA LLC; Director, Executive Vice President and Assistant Secretary, Federated Securities Corp.; Director or Trustee and Chairman, Federated Services Company and Federated Shareholder Services Company; and Director and President, FII Holdings, Inc.
Previous Positions: Director, Federated Investors, Inc.; Assistant Secretary, Federated Investment Management Company, Federated Global Investment Management Company and Passport Research, LTD; Treasurer, Passport Research, LTD; Executive Vice President, Federated Securities Corp.; and Treasurer, FII Holdings, Inc.
*	Family relationships and reasons for “interested” status: J. Christopher Donahue and Thomas R. Donahue are brothers. Both are “interested” due to their beneficial ownership of shares of Federated Investors, Inc. and the positions they hold with Federated and its subsidiaries.
INDEPENDENT TRUSTEES Background
Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
John T. Collins Birth Date: January 24, 1947 Trustee Indefinite Term Began serving: September 2013	Principal Occupations: Director or Trustee of the Federated Fund Family; formerly, Chairman and CEO, The Collins Group, Inc. (a private equity firm) (Retired).
Other Directorships Held: Director, Chairman of the Compensation Committee, KLX Energy Services Holdings, Inc. (oilfield services); former Director of KLX Corp. (aerospace).
Qualifications: Mr. Collins has served in several business and financial management roles and directorship positions throughout his career. Mr. Collins previously served as Chairman and CEO of The Collins Group, Inc. (a private equity firm) and as a Director of KLX Corp. Mr. Collins serves as Chairman Emeriti, Bentley University. Mr. Collins previously served as Director and Audit Committee Member, Bank of America Corp.; Director, FleetBoston Financial Corp.; and Director, Beth Israel Deaconess Medical Center (Harvard University Affiliate Hospital).
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Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
G. Thomas Hough Birth Date: February 28, 1955 Trustee Indefinite Term Began serving: August 2015	Principal Occupations: Director or Trustee of the Federated Fund Family; formerly, Vice Chair, Ernst & Young LLP (public accounting firm) (Retired).
Other Directorships Held: Director, Member of Governance and Compensation Committees, Publix Super Markets, Inc.; Director, Chair of the Audit Committee, Equifax, Inc.; Director, Member of the Audit Committee, Haverty Furniture Companies, Inc.
Qualifications: Mr. Hough has served in accounting, business management and directorship positions throughout his career. Mr. Hough most recently held the position of Americas Vice Chair of Assurance with Ernst & Young LLP (public accounting firm). Mr. Hough serves on the President's Cabinet and Business School Board of Visitors for the University of Alabama and is on the Business School Board of Visitors for Wake Forest University. Mr. Hough previously served as an Executive Committee member of the United States Golf Association.
Maureen Lally-Green Birth Date: July 5, 1949 Trustee Indefinite Term Began serving: August 2009	Principal Occupations: Director or Trustee of the Federated Fund Family; Adjunct Professor of Law, Duquesne University School of Law; formerly, Dean of the Duquesne University School of Law and Professor of Law and Interim Dean of the Duquesne University School of Law; formerly, Associate General Secretary and Director, Office of Church Relations, Diocese of Pittsburgh.
Other Directorships Held: Director, CNX Resources Corporation (formerly known as CONSOL Energy Inc.).
Qualifications: Judge Lally-Green has served in various legal and business roles and directorship positions throughout her career. Judge Lally-Green previously held the position of Dean of the School of Law of Duquesne University (as well as Interim Dean). Judge Lally-Green previously served as a member of the Superior Court of Pennsylvania and as a Professor of Law, Duquesne University School of Law. Judge Lally-Green also currently holds the positions on not for profit or for profit boards of directors as follows: Director and Chair, UPMC Mercy Hospital; Director and Vice Chair, Our Campaign for the Church Alive!, Inc.; Regent, Saint Vincent Seminary; Member, Pennsylvania State Board of Education (public); and Director CNX Resources Corporation (formerly known as CONSOL Energy Inc.). Judge Lally-Green has held the positions of: Director, Auberle; Director, Epilepsy Foundation of Western and Central Pennsylvania; Director, Ireland Institute of Pittsburgh; Director, Saint Thomas More Society; Director and Chair, Catholic High Schools of the Diocese of Pittsburgh, Inc.; Director, Pennsylvania Bar Institute; Director, St. Vincent College; and Director and Chair, North Catholic High School, Inc.
Charles F. Mansfield, Jr. Birth Date: April 10, 1945 Trustee Indefinite Term Began serving: January 1999	Principal Occupations: Director or Trustee of the Federated Fund Family; Management Consultant and Author.
Other Directorships Held: None.
Qualifications: Mr. Mansfield has served as a Marine Corps officer and in several banking, business management, educational roles and directorship positions throughout his long career. He remains active as a Management Consultant and Author.
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Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
Thomas M. O'Neill Birth Date: June 14, 1951 Trustee Indefinite Term Began serving: August 2006	Principal Occupations: Director or Trustee, Chair of the Audit Committee of the Federated Fund Family; Sole Proprietor, Navigator Management Company (investment and strategic consulting).
Other Directorships Held: None.
Qualifications: Mr. O'Neill has served in several business, mutual fund and financial management roles and directorship positions throughout his career. Mr. O'Neill serves as Director, Medicines for Humanity and Director, The Golisano Children's Museum of Naples, Florida. Mr. O'Neill previously served as Chief Executive Officer and President, Managing Director and Chief Investment Officer, Fleet Investment Advisors; President and Chief Executive Officer, Aeltus Investment Management, Inc.; General Partner, Hellman, Jordan Management Co., Boston, MA; Chief Investment Officer, The Putnam Companies, Boston, MA; Credit Analyst and Lending Officer, Fleet Bank; Director and Consultant, EZE Castle Software (investment order management software); and Director, Midway Pacific (lumber).
P. Jerome Richey Birth Date: February 23, 1949 Trustee Indefinite Term Began serving: September 2013	Principal Occupations: Director or Trustee of the Federated Fund Family; Management Consultant; Retired; formerly, Senior Vice Chancellor and Chief Legal Officer, University of Pittsburgh and Executive Vice President and Chief Legal Officer, CNX Resources Corporation (formerly known as CONSOL Energy Inc.).
Other Directorships Held: None.
Qualifications: Mr. Richey has served in several business and legal management roles and directorship positions throughout his career. Mr. Richey most recently held the positions of Senior Vice Chancellor and Chief Legal Officer, University of Pittsburgh. Mr. Richey previously served as Chairman of the Board, Epilepsy Foundation of Western Pennsylvania and Chairman of the Board, World Affairs Council of Pittsburgh. Mr. Richey previously served as Chief Legal Officer and Executive Vice President, CNX Resources Corporation (formerly known as CONSOL Energy Inc.); and Board Member, Ethics Counsel and Shareholder, Buchanan Ingersoll & Rooney PC (a law firm).
John S. Walsh Birth Date: November 28, 1957 Trustee Indefinite Term Began serving: January 1999	Principal Occupations: Director or Trustee, and Chair of the Board of Directors or Trustees, of the Federated Fund Family; President and Director, Heat Wagon, Inc. (manufacturer of construction temporary heaters); President and Director, Manufacturers Products, Inc. (distributor of portable construction heaters); President, Portable Heater Parts, a division of Manufacturers Products, Inc.
Other Directorships Held: None.
Qualifications: Mr. Walsh has served in several business management roles and directorship positions throughout his career. Mr. Walsh previously served as Vice President, Walsh & Kelly, Inc. (paving contractors).
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OFFICERS
Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
Lori A. Hensler Birth Date: January 6, 1967 TREASURER Officer since: April 2013	Principal Occupations: Principal Financial Officer and Treasurer of the Federated Fund Family; Senior Vice President, Federated Administrative Services; Financial and Operations Principal for Federated Securities Corp. and Edgewood Services, Inc.; and Assistant Treasurer, Federated Investors Trust Company. Ms. Hensler has received the Certified Public Accountant designation.
Previous Positions: Controller of Federated Investors, Inc.; Senior Vice President and Assistant Treasurer, Federated Investors Management Company; Treasurer, Federated Investors Trust Company; Assistant Treasurer, Federated Administrative Services, Federated Administrative Services, Inc., Federated Securities Corp., Edgewood Services, Inc., Federated Advisory Services Company, Federated Equity Management Company of Pennsylvania, Federated Global Investment Management Corp., Federated Investment Counseling, Federated Investment Management Company, Passport Research, Ltd., and Federated MDTA, LLC; Financial and Operations Principal for Federated Securities Corp., Edgewood Services, Inc. and Southpointe Distribution Services, Inc.
Peter J. Germain Birth Date: September 3, 1959 CHIEF LEGAL OFFICER, SECRETARY and EXECUTIVE VICE PRESIDENT Officer since: January 2005	Principal Occupations: Mr. Germain is Chief Legal Officer, Secretary and Executive Vice President of the Federated Fund Family. He is General Counsel, Chief Legal Officer, Secretary and Executive Vice President, Federated Investors, Inc.; Trustee and Senior Vice President, Federated Investors Management Company; Trustee and President, Federated Administrative Services; Director and President, Federated Administrative Services, Inc.; Director and Vice President, Federated Securities Corp.; Director and Secretary, Federated Private Asset Management, Inc.; Secretary, Federated Shareholder Services Company; and Secretary, Retirement Plan Service Company of America. Mr. Germain joined Federated in 1984 and is a member of the Pennsylvania Bar Association.
Previous Positions: Deputy General Counsel, Special Counsel, Managing Director of Mutual Fund Services, Federated Investors, Inc.; Senior Vice President, Federated Services Company; and Senior Corporate Counsel, Federated Investors, Inc.
Stephen Van Meter Birth Date: June 5, 1975 CHIEF COMPLIANCE OFFICER AND SENIOR VICE PRESIDENT Officer since: July 2015	Principal Occupations: Senior Vice President and Chief Compliance Officer of the Federated Fund Family; Vice President and Chief Compliance Officer of Federated Investors, Inc. and Chief Compliance Officer of certain of its subsidiaries. Mr. Van Meter joined Federated in October 2011. He holds FINRA licenses under Series 3, 7, 24 and 66.
Previous Positions: Mr. Van Meter previously held the position of Compliance Operating Officer, Federated Investors, Inc. Prior to joining Federated, Mr. Van Meter served at the United States Securities and Exchange Commission in the positions of Senior Counsel, Office of Chief Counsel, Division of Investment Management and Senior Counsel, Division of Enforcement.
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Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
Deborah A. Cunningham Birth Date: September 15, 1959 Chief Investment Officer Officer since: May 2004 Portfolio Manager since: January 1994	Principal Occupations: Deborah A. Cunningham has been the Fund's Portfolio Manager since January 1994. Ms. Cunningham was named Chief Investment Officer of Federated's money market products in 2004. She joined Federated in 1981 and has been a Senior Portfolio Manager since 1997 and an Executive Vice President of the Fund's Adviser since 2009. Ms. Cunningham has received the Chartered Financial Analyst designation and holds an M.S.B.A. in Finance from Robert Morris College.

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Evaluation and Approval of Advisory Contract–May 2019
Federated Trust for U.S. Treasury Obligations (the “Fund”)
At its meetings in May 2019, the Fund's Board of Trustees (the “Board”), including a majority of those Trustees who are not “interested persons” of the Fund, as defined in the Investment Company Act of 1940 (the “Independent Trustees”), reviewed and unanimously approved the continuation of the Fund's investment advisory contract for an additional one-year term. The Board's decision regarding the contract reflects the exercise of its business judgment after considering all of the information received on whether to continue the existing arrangements.
At the request of the Independent Trustees, the Fund's Chief Compliance Officer (the CCO) furnished to the Board in advance of its May 2019 meetings an independent written evaluation presenting on the topics discussed below. The Board considered the CCO's independent written evaluation (the “CCO Fee Evaluation Report”), along with other information, in evaluating the reasonableness of the Fund's management fee and in deciding to approve the continuation of the investment advisory contract. The CCO, in preparing the CCO Fee Evaluation Report, has the authority to retain consultants, experts or staff as reasonably necessary to assist in the performance of his duties, reports directly to the Board, and can be terminated only with the approval of a majority of the Independent Trustees. At the request of the Independent Trustees, the CCO Fee Evaluation Report followed the same general approach and covered the same topics as that of the report that had previously been delivered by the CCO in his capacity as “Senior Officer,” prior to the elimination of the Senior Officer position in December 2017.
The Board also considered judicial decisions concerning allegedly excessive investment advisory fees in making its decision. Using these judicial decisions as a guide, the Board observed that the following factors may be relevant to an adviser's fiduciary duty with respect to its receipt of compensation from a fund: (1) the nature and quality of the services provided by an adviser to a fund and its shareholders (including the performance of the fund, its benchmark and comparable funds); (2) an adviser's cost of providing the services (including the profitability to an adviser of providing advisory services to a fund); (3) the extent to which an adviser may realize “economies of scale” as a fund grows larger and, if such economies of scale exist, whether they have been shared with a fund and its shareholders or the family of funds; (4) any “fall-out” financial benefits that accrue to an adviser because of its relationship with a fund (including research services received from brokers that execute fund trades and any fees paid to affiliates of an adviser for services rendered to a fund); (5) comparative fee and expense structures (including a comparison of fees paid to an adviser with those paid by similar funds both internally and externally as well as management fees charged to institutional and other advisory clients of the
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adviser for what might be viewed as like services); and (6) the extent of care, conscientiousness and independence with which the fund's board members perform their duties and their expertise (including whether they are fully informed about all facts the board deems relevant to its consideration of an adviser's services and fees). The Board noted that the Securities and Exchange Commission (SEC) disclosure requirements regarding the basis for the Board's approval of the Fund's investment advisory contract generally align with the factors listed above. The Board was aware of these factors and was guided by them in its review of the Fund's investment advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.
The Board considered and weighed these factors in light of its substantial accumulated experience in governing the Fund and working with Federated Investment Management Company (the “Adviser”) and its affiliates (collectively, “Federated”) on matters relating to the funds advised by Federated (each, a “Federated Fund”). The Independent Trustees were assisted in their deliberations by independent legal counsel.
In addition to the extensive materials that comprise and accompany the CCO Fee Evaluation Report, the Board received detailed information about the Fund and the Federated organization throughout the year, and in connection with its May meetings at which the Board's formal approval of the advisory and subadvisory contracts occurred. In this regard, Federated provided much of this information at each regular meeting of the Board, and furnished additional information specifically in connection with the May meetings. In the months preceding the May meetings, the Board requested and reviewed written materials prepared by Federated in response to requests on behalf of the Independent Trustees encompassing a wide variety of topics. At the May meetings, in addition to meeting in separate sessions of the Independent Trustees without management present, senior management of the Adviser also met with the Independent Trustees and their counsel to discuss the materials presented and such additional matters as the Independent Trustees deemed reasonably necessary to evaluate the advisory and subadvisory contracts. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose.
The Board's consideration of the investment advisory contract included review of the CCO Fee Evaluation Report, accompanying data and additional information covering the following matters among others: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short-term and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in terms relative to its particular investment program and certain competitor or “peer group” funds and/or other benchmarks, as appropriate) and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses, including the advisory fee and the overall expense structure of the Fund (both in absolute terms and relative to similar and/or competing funds), with due
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regard for contractual or voluntary expense limitations; the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders; the entrepreneurial and other risks assumed by the Adviser in sponsoring the Fund; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated Funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are generally available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated Funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated Funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.
While mindful that courts have cautioned against giving too much weight to comparative information concerning fees charged by other advisers for managing funds with comparable investment programs, the Board has found the use of such comparisons to be relevant to its deliberations. In this regard, the Board was presented with, and considered, information regarding the contractual advisory fee rates, net advisory fee rates, total expense ratios and each element of the Fund's total expense ratio (i.e., gross and net advisory fees, custody fees, portfolio accounting fees and transfer agency fees) relative to an appropriate group of peer funds compiled by Federated using data supplied by independent fund ranking organizations (the “Peer Group”). The Board received a description of the composition and methodology used to select the Peer Group. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because it is believed that they are more relevant. For example, other mutual funds are the products most like the Fund, in that they are readily available to Fund shareholders as alternative investment vehicles. Also, they are the type of investment vehicle, in fact, chosen and maintained by the Fund's investors. The range of their fees and expenses, therefore, appears to be a relevant indicator of what consumers have found to be reasonable in the marketplace in which the Fund competes.
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The Board reviewed the contractual advisory fee rate, net advisory fee rate and other expenses of the Fund and noted the position of the Fund's fee rates relative to its Peer Group. In this regard, the Board noted that the contractual advisory fee rate was above the median of the relevant Peer Group, but the Board noted the applicable waivers and reimbursements, and that the overall expense structure of the Fund remained competitive in the context of other factors considered by the Board.
For comparison, the CCO reviewed the fees charged by Federated for providing advisory services to products other than the Federated Funds (e.g., institutional separate accounts and third-party unaffiliated mutual funds for which Federated serves as sub-adviser) (referenced to as “Comparable Funds/Accounts”). With respect to Comparable Funds/Accounts other than third-party mutual funds, the CCO concluded that they are inherently different products. Those differences include, but are not limited to, different types of targeted investors; different applicable laws and regulations; different legal structures; different average account sizes and portfolio management techniques made necessary by different cash flows and different associated costs; and the time spent by portfolio managers and their teams, as well as personnel in the Funds Financial Services, Legal, Compliance and Risk Management departments, in reviewing securities pricing, addressing different administrative responsibilities, addressing different degrees of risk associated with management and a variety of different costs. The CCO also reviewed the differences in the nature of the services required for Federated to manage its proprietary mutual fund business versus managing a discrete pool of assets as a sub-adviser to another institution's mutual fund, and that Federated generally performs significant additional services and assumes substantially greater risks in managing the Fund and other Federated Funds than in its role as sub-adviser to an unaffiliated third-party mutual fund. The CCO did not consider the fees for providing advisory services to Comparable Funds/Accounts to be determinative in judging the appropriateness of the Federated Funds' advisory fees.
Following such evaluation, and full deliberations, the Board concluded that the fees and expenses of the Fund are reasonable and supported renewal of the Fund's investment advisory contract.
The Board considered the nature, extent and quality of the services provided to the Fund by the Adviser and the resources of the Adviser and its affiliates dedicated to the Fund. In this regard, the Board evaluated, among other things, the Adviser's personnel, experience, track record, financial resources, overall reputation and willingness to invest in personnel and infrastructure that benefit the Fund. In addition, the Board reviewed the qualifications, backgrounds and responsibilities of the portfolio management team primarily responsible for the day-to-day management of the Fund and the Adviser's ability and experience in attracting and retaining qualified personnel to service the Fund. The Board noted the investment research and company engagement capabilities of the Adviser and its affiliates. The Board also noted the compliance program of the
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Adviser and the compliance-related resources provided to the Fund by the Adviser, including the Adviser's commitment to respond to rulemaking initiatives of the SEC. The Fund's ability to deliver competitive performance when compared to its Peer Group was also deemed to be relevant by the Board as a useful indicator of how the Adviser is executing the Fund's investment program. The Adviser's ability to execute this program was one of the Board's considerations in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services warrant the continuation of the investment advisory contract.
In evaluating the Fund's investment performance, the Board considered performance results in light of the Fund's investment objective, strategies and risks, as disclosed in the Fund's prospectus. The Board considered detailed investment reports on the Fund's performance that were provided to the Board throughout the year and in connection with the May meetings. The CCO also reviewed information regarding the performance of other mutual funds in the Peer Group, noting the CCO's view that comparisons to fund peer groups may be helpful, though not conclusive, in evaluating the performance of the Adviser in managing the Fund. The Board considered, in evaluating such comparisons, that in some cases there may be differences in the funds' objectives or investment management techniques, or the costs to implement the funds, even within the same Peer Group.
The Fund's performance fell below the median of the relevant Peer Group for the one-year period covered by the CCO Fee Evaluation Report. The Board discussed the Fund's performance with the Adviser and recognized the efforts being taken by the Adviser. The Board also considered the relatively tight dispersion of performance data with respect to the Fund and its Peer Group.
Following such evaluation, and full deliberations, the Board concluded that the performance of the Fund supported renewal of the Fund's investment advisory contract.
The Board also received financial information about Federated, including information regarding the compensation and ancillary (or “fall-out”) benefits Federated derived from its relationships with the Federated Funds. This information covered not only the fees under the investment advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated Funds under separate contracts (e.g., for serving as the Federated Funds' administrator and distributor). In this regard, the Board considered that certain Federated subsidiaries provide distribution and shareholder services to the Federated Funds, for which they may be compensated through distribution and servicing fees paid pursuant to Rule 12b-1 plans or otherwise. The information also detailed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated Fund trades. In addition, the Board considered the fact that, in order for a Federated Fund to be competitive in the marketplace, the Adviser and its affiliates frequently waived
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fees and/or reimbursed expenses and have disclosed to Federated Fund investors and/or indicated to the Board their intention to do so in the future. Moreover, the Board receives regular reporting as to the institution, adjustment or elimination of these voluntary waivers.
Federated furnished information, requested by the CCO, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the CCO. The CCO noted that, while these cost allocation reports apply consistent allocation processes, the inherent difficulties in allocating costs continues to cause the CCO to question the precision of the process and to conclude that such reports may be unreliable, since a single change in an allocation estimate may dramatically alter the resulting estimate of cost and/or profitability of a Federated Fund and may produce unintended consequences. The allocation information, including the CCO's view that fund-by-fund estimations may be unreliable, was considered in the evaluation by the Board.
The Board and the CCO also reviewed information compiled by Federated comparing its profitability information to other publicly held fund management companies, including information regarding profitability trends over time. In this regard, the CCO concluded that Federated's profit margins did not appear to be excessive. The CCO also noted that Federated appeared financially sound, with the resources necessary to fulfill its obligations under its contracts with the Fund.
The CCO Fee Evaluation Report also discussed the notion of possible realization of “economies of scale” as a fund grows larger, the difficulties of calculating economies of scale at an individual fund level, and the extent to which potential scale benefits are shared with shareholders. In this regard, the Board considered that Federated has made significant and long-term investments in areas that support all of the Federated Funds, such as personnel and processes for the portfolio management, shareholder services, compliance, internal audit and risk management functions, as well as systems technology (including technology relating to cybersecurity) and that the benefits of these investments (as well as any economies of scale, should they exist) were likely to be shared with the Federated Fund family as a whole. The Board noted that Federated's investments in these areas are extensive. In addition, the Board considered that the Adviser and its affiliates have frequently waived fees and/or reimbursed expenses and that this has allowed potential economies of scale to be shared with shareholders. The Board also considered that such waivers and reimbursements can provide protection from an increase in expenses if a Federated Fund's assets decline. Federated, as it does throughout the year, and specifically in connection with the Board's review of the advisory and subadvisory contracts, furnished information relative to revenue sharing or adviser-paid fees. Federated and the CCO noted that this information should be viewed to determine if there was an incentive to either not apply breakpoints, or to apply breakpoints at higher levels, and should not be viewed to determine the
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appropriateness of advisory fees. The Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in the CCO Fee Evaluation Report) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as a fund attains a certain size.
The CCO stated that his observations and the information accompanying the CCO Fee Evaluation Report supported a finding by the Board that the management fee for the Fund was reasonable. Under these circumstances, no changes were recommended to, and no objection was raised to the continuation of, the Fund's investment advisory contract. The CCO also recognized that the Board's evaluation of the Federated Funds' advisory and subadvisory arrangements is a continuing and on-going process that is informed by the information that the Board requests and receives from management throughout the course of the year and, in this regard, the CCO noted certain items for future reporting to the Board or further consideration by management as the Board continues its on-going oversight of the Federated Funds.
In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an investment advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the investment advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund. The Board concluded that, in light of the factors summarized above, including the nature, quality and scope of the services provided to the Fund by the Adviser and its affiliates, continuation of the investment advisory contract was appropriate.
The Board based its decision to approve the investment advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the continuation of the contract reflects its view that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangement.
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Voting Proxies on Fund Portfolio Securities
A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available via the Proxy Voting Record (Form N-PX) link associated with the Fund and share class name at www.FederatedInvestors.com/FundInformation. Form N-PX filings are also available at the SEC's website at www.sec.gov.
Portfolio Schedule
The Fund files with the SEC a complete schedule of its portfolio holdings as of the close of each month on “Form N-MFP.” Form N-MFP is available on the SEC's website at www.sec.gov. You may access Form N-MFP via the link to the Fund and share class name at www.FederatedInvestors.com.
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You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund's sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.
This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

Federated Trust for U.S. Treasury Obligations
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 60934N799
CUSIP 608919551
CUSIP 608919569
28731 (9/19)
Federated is a registered trademark of Federated Investors, Inc.
2019 ©Federated Investors, Inc.

Item 2.	Code of Ethics

(a) As of the end of the period covered by this report, the registrant has adopted a code of ethics (the "Section 406 Standards for Investment Companies - Ethical Standards for Principal Executive and Financial Officers") that applies to the registrant's Principal Executive Officer and Principal Financial Officer; the registrant's Principal Financial Officer also serves as the Principal Accounting Officer.

(c) There was no amendment to the registrant’s code of ethics described in Item 2(a) above during the period covered by the report.

(d) There was no waiver granted, either actual or implicit, from a provision to the registrant’s code of ethics described in Item 2(a) above during the period covered by the report.

(e) Not Applicable

(f)(3) The registrant hereby undertakes to provide any person, without charge, upon request, a copy of the code of ethics. To request a copy of the code of ethics, contact the registrant at 1-800-341-7400, and ask for a copy of the Section 406 Standards for Investment Companies - Ethical Standards for Principal Executive and Financial Officers.

Item 3. Audit Committee Financial Expert

The registrant's Board has determined that each of the following members of the Board's Audit Committee is an “audit committee financial expert,” and is "independent," for purposes of this Item:   John T. Collins, G. Thomas Hough and Thomas M. O'Neill.

Item 4.	Principal Accountant Fees and Services

(a)       Audit Fees billed to the registrant for the two most recent fiscal years:

Fiscal year ended 2019 - $454,580

Fiscal year ended 2018 - $470,500

(b)       Audit-Related Fees billed to the registrant for the two most recent fiscal years:

Fiscal year ended 2019 - $0

Fiscal year ended 2018 - $3,500

Fiscal year ended 2018- - Audit consent issued for N-1A filing.

Amount requiring approval of the registrant’s audit committee pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, $0 and $0 respectively.

(c)        Tax Fees billed to the registrant for the two most recent fiscal years:

Fiscal year ended 2019 - $0

Fiscal year ended 2018 - $0

Amount requiring approval of the registrant’s audit committee pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, $0 and $0 respectively.

(d)       All Other Fees billed to the registrant for the two most recent fiscal years:

Fiscal year ended 2019 - $0

Fiscal year ended 2018 - $0

Amount requiring approval of the registrant’s audit committee pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, $0 and $0 respectively.

(e)(1) Audit Committee Policies regarding Pre-approval of Services.

The Audit Committee is required to pre-approve audit and non-audit services performed by the independent auditor in order to assure that the provision of such services do not impair the auditor’s independence. Unless a type of service to be provided by the independent auditor has received general pre-approval, it will require specific pre-approval by the Audit Committee. Any proposed services exceeding pre-approved cost levels will require specific pre-approval by the Audit Committee.

Certain services have the general pre-approval of the Audit Committee. The term of the general pre-approval is 12 months from the date of pre-approval, unless the Audit Committee specifically provides for a different period. The Audit Committee will annually review the services that may be provided by the independent auditor without obtaining specific pre-approval from the Audit Committee and may grant general pre-approval for such services. The Audit Committee will revise the list of general pre-approved services from time to time, based on subsequent determinations. The Audit Committee will not delegate its responsibilities to pre-approve services performed by the independent auditor to management.

The Audit Committee has delegated pre-approval authority to its Chairman. The Chairman will report any pre-approval decisions to the Audit Committee at its next scheduled meeting. The Committee will designate another member with such pre-approval authority when the Chairman is unavailable.

AUDIT SERVICES

The annual Audit services engagement terms and fees will be subject to the specific pre-approval of the Audit Committee. The Audit Committee must approve any changes in terms, conditions and fees resulting from changes in audit scope, registered investment company (RIC) structure or other matters.

In addition to the annual Audit services engagement specifically approved by the Audit Committee, the Audit Committee may grant general pre-approval for other Audit Services, which are those services that only the independent auditor reasonably can provide. The Audit Committee has pre-approved certain Audit services, all other Audit services must be specifically pre-approved by the Audit Committee.

AUDIT-RELATED SERVICES

Audit-related services are assurance and related services that are reasonably related to the performance of the audit or review of the Company’s financial statements or that are traditionally performed by the independent auditor. The Audit Committee believes that the provision of Audit-related services does not impair the independence of the auditor, and has pre-approved certain Audit-related services, all other Audit-related services must be specifically pre-approved by the Audit Committee.

TAX SERVICES

The Audit Committee believes that the independent auditor can provide Tax services to the Company such as tax compliance, tax planning and tax advice without impairing the auditor’s independence. However, the Audit Committee will not permit the retention of the independent auditor in connection with a transaction initially recommended by the independent auditor, the purpose of which may be tax avoidance and the tax treatment of which may not be supported in the Internal Revenue Code and related regulations. The Audit Committee has pre-approved certain Tax services, all Tax services involving large and complex transactions must be specifically pre-approved by the Audit Committee.

ALL OTHER SERVICES

With respect to the provision of services other than audit, review or attest services the pre-approval requirement is waived if:

(1)	The aggregate amount of all such services provided constitutes no more than five percent of the total amount of revenues paid by the registrant, the registrant’s adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant to its accountant during the fiscal year in which the services are provided;

(2)	Such services were not recognized by the registrant, the registrant’s adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant at the time of the engagement to be non-audit services; and

(3)	Such services are promptly brought to the attention of the Audit Committee of the issuer and approved prior to the completion of the audit by the Audit Committee or by one or more members of the Audit Committee who are members of the board of directors to whom authority to grant such approvals has been delegated by the Audit Committee.

The Audit Committee may grant general pre-approval to those permissible non-audit services classified as All Other services that it believes are routine and recurring services, and would not impair the independence of the auditor.

The SEC’s rules and relevant guidance should be consulted to determine the precise definitions of prohibited non-audit services and the applicability of exceptions to certain of the prohibitions.

PRE-APPROVAL FEE LEVELS

Pre-approval fee levels for all services to be provided by the independent auditor will be established annually by the Audit Committee. Any proposed services exceeding these levels will require specific pre-approval by the Audit Committee.

PROCEDURES

Requests or applications to provide services that require specific approval by the Audit Committee will be submitted to the Audit Committee by both the independent auditor and the Principal Accounting Officer and/or Internal Auditor, and must include a joint statement as to whether, in their view, the request or application is consistent with the SEC’s rules on auditor independence.

(e)(2) Percentage of services identified in items 4(b) through 4(d) that were approved by the registrants audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X:

4(b)

Fiscal year ended 2019 – 0%

Fiscal year ended 2018 - 0%

Percentage of services provided to the registrants investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were approved by the registrants audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X, 0% and 0% respectively.

4(c)

Fiscal year ended 2019 – 0%

Fiscal year ended 2018 – 0%

Percentage of services provided to the registrants investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were approved by the registrants audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X, 0% and 0% respectively.

4(d)

Fiscal year ended 2019 – 0%

Fiscal year ended 2018 – 0%

Percentage of services provided to the registrants investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were approved by the registrants audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X, 0% and 0% respectively.

(f)	NA

(g)	Non-Audit Fees billed to the registrant, the registrant’s investment adviser, and certain entities controlling, controlled by or under common control with the investment adviser:

Fiscal year ended 2019 - $628,494

Fiscal year ended 2018 - $1,107,839

(h)	The registrant’s Audit Committee has considered that the provision of non-audit services that were rendered to the registrant’s adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

The registrant’s management and Audit Committee continue to believe that the registrant’s registered public accounting firms, Ernst & Young LLP (“EY”) and KPMG LLP (“KPMG”) (as applicable, “EY/KPMG”), have the ability to exercise objective and impartial judgment on all issues encompassed within their audit services. EY/KPMG is required to make a determination that it satisfies certain independence requirements under the federal securities laws. Like other registrants, there is a risk that activities or relationships of EY/KPMG, or its partners or employees, can prevent a determination from being made that it satisfies such independence requirements with respect to the registrant, which could render it ineligible to serve as the registrant’s independent public accountant.

In their respective required communications to the Audit Committee of the registrant’s Board, EY/KPMG informed the Audit Committee that EY/KPMG and/or covered person professionals within EY/KPMG maintain lending relationships with certain owners of greater than 10% of the shares of the registrant and/or certain investment companies within the “investment company complex” as defined under Rule 2-01(f)(14) of Regulation S-X, which are affiliates of the registrant. EY/KPMG has advised the Audit Committee that these lending relationships implicate Rule 2-01(c)(1)(ii)(A) of Regulation S-X (referred to as the “Loan Rule”). The Loan Rule prohibits an independent public accountant, or covered person professionals at such firm, from having a financial relationship (such as a loan) with a lender that is a record or beneficial owner of more than 10% of an audit client’s equity securities. For purposes of the Loan Rule, audit clients include the registrant, as well as all registered investment companies advised by advisory subsidiaries of Federated Investors, Inc., the Adviser (for which EY serves as independent public accountant), and their respective affiliates (collectively, the “Federated Fund Complex”).

EY/KPMG informed the Audit Committee that EY/KPMG believes that these lending relationships described above do not and will not impair EY/KPMG’s ability to exercise objective and impartial judgment in connection with financial statement audits of their respective funds of the registrant and a reasonable investor with knowledge of all relevant facts and circumstances would conclude that EY/KPMG has been and is capable of objective and impartial judgment on all issues encompassed within EY/KPMG’s audits.

On June 20, 2016, the Division of Investment Management of the Securities and Exchange Commission (“SEC”) issued a no-action letter to another mutual fund complex (see Fidelity Management & Research Company et al., No-Action Letter) related to similar Loan Rule matters as those described above (the “Letter”). In the Letter, the SEC Staff confirmed that it would not recommend enforcement action against an investment company that relied on the audit services performed by an independent public accountant where the Loan Rule was implicated in certain specified circumstances provided that: (1) the auditor has complied with PCAOB Rule 3526(b)(1) and 3526(b)(2); (2) the Loan Rule is implicated because of lending relationships; and (3) notwithstanding such lending relationships that implicate the Loan Rule, the auditor has concluded that it is objective and impartial with respect to the issues encompassed within its engagement as auditor of the funds. The circumstances described in the Letter are substantially similar to the circumstances that implicated the Loan Rule with respect to EY/KPMG and the registrant. On September 22, 2017, the SEC extended the expiration of the Letter until the effectiveness of any amendments to the Loan Rule designed to address the concerns in the Letter. On June 18, 2019, the SEC adopted amendments to the Loan Rule, which, refocus the analysis that must be conducted to determine whether an auditor is independent when the auditor has a lending relationship with certain shareholders of an audit client at any time during an audit or professional engagement period.

Additionally, on July 18, 2018, EY informed the registrant that Rule 2-01(c)(1)(i)(A) of Regulation S-X (“Investment Rule”) also has been implicated since July 2, 2018. The Investment Rule prohibits public accounting firms, or covered person professionals and their immediate family members, from having certain direct financial investments in their audit clients and affiliated entities. EY informed the registrant that a pension trust of a non-US affiliated entity of EY had previously made, and as of July 18, 2018 maintained, an investment in a fund (“Hermes Fund”) managed by Hermes Alternative Investment Management Limited (“HAIML”), which is a wholly owned subsidiary of Hermes Fund Managers Limited (“HFML”). The pension trust’s investment in the Hermes Fund involves the Investment Rule because an indirect wholly owned subsidiary of Federated Investors, Inc. (an affiliate of the registrant’s adviser), acquired a 60% majority interest in HFML on July 2, 2018, effective July 1, 2018 (“Hermes Acquisition”). The pension trust first invested in the Hermes Fund in 2007, well prior to the Hermes Acquisition. The pension trust’s investment represented less than 3.3% of the Hermes Fund’s assets as of July 18, 2018. EY subsequently informed the registrant that EY’s affiliated entity’s pension trust had submitted an irrevocable redemption notice to redeem its investment in the Hermes Fund. Pursuant to the redemption terms of the Hermes Fund, the pension trust’s redemption would not be effected until December 26, 2018 at the earliest. The redemption notice could not be revoked by the pension trust. The redemption notice would only be revoked by HAIML, as the adviser for Hermes Fund, if, and to the extent, the pension trust successfully sold its interest in the Hermes Fund in a secondary market transaction. EY also informed the registrant that the pension trust simultaneously submitted a request to HAIML to conduct a secondary market auction for the pension trust’s interests in the Hermes Fund. In addition, the only voting rights shareholders of the Hermes Fund had under the Hermes Fund’s governing documents relate to key appointments, including the election of the non-executive members of the Hermes Fund’s committee, the appointment of the Hermes Fund’s trustee and the adoption of the Hermes Fund’s financial statements. The next meeting of the Hermes Fund at which shareholders can vote on the election of members to the Hermes Fund’s committee is not until June 2019, and the size of the pension trust’s investment in the Hermes Fund would not allow it to unilaterally elect a committee member or the trustee. EY does not audit the Hermes Fund and the Hermes Fund’s assets and operations are not consolidated in the registrant’s financial statements that are subject to audit by EY. Finally, no member of EY’s audit team that provides audit services to the registrant is a beneficiary of EY’s affiliated entity’s pension trust. Management reviewed this matter with the registrant’s Audit Committee, and, based on that review, as well as a letter from EY to the registrant dated July 26, 2018, in which EY indicated that it had determined that this matter does not impair EY’s ability to exercise objective and impartial judgment in connection with the audit of the financial statements for the registrant and the belief that a reasonable investor with knowledge of all relevant facts and circumstances would conclude that EY has been and is capable of exercising objective and impartial judgment on all issues encompassed within EY’s audit, the registrant’s management and Audit Committee made a determination that such matter does not impair EY’s ability to exercise objective and impartial judgment in connection with the audit of the financial statements for the registrant. On August 29, 2018, EY informed the registrant that EY’s affiliated entity’s pension trust sold its entire interest in the Hermes Fund, effective as of August 28, 2018.

If it were to be determined that, with respect to the Loan Rule, the relief available under the Letter was improperly relied upon, or that the independence requirements under the federal securities laws were not complied with regarding the registrant, for certain periods, and/or given the implication of the Investment Rule for certain periods, any of the registrant’s filings with the SEC which contain financial statements of the registrant for such periods may be determined not to be consistent with or comply with applicable federal securities laws, the registrant’s ability to offer shares under its current registration statement may be impacted, and certain financial reporting and/or other covenants with, and representations and warranties to, the registrant’s lender under its committed line of credit may be impacted. Such events could have a material adverse effect on the registrant and the Federated Fund Complex.

Item 5.	Audit Committee of Listed Registrants

Not Applicable

Item 6.	Schedule of Investments

(a) The registrant’s Schedule of Investments is included as part of the Report to Stockholders filed under Item 1 of this form.

(b) Not Applicable; Fund had no divestments during the reporting period covered since the previous Form N-CSR filing.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not Applicable

Item 8.	Portfolio Managers of Closed-End Management Investment Companies

Not Applicable

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not Applicable

Item 10.	Submission of Matters to a Vote of Security Holders

No Changes to Report

Item 11.	Controls and Procedures

(a) The registrant’s President and Treasurer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-CSR.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the registrant’s most recent fiscal half-year (the registrant’s second fiscal half-year in the case of an annual report) that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not Applicable

Item 13.	Exhibits

(a)(1) Code of Ethics- Not Applicable to this Report.

(a)(2) Certifications of Principal Executive Officer and Principal Financial Officer.

(a)(3) Not Applicable.

(b) Certifications pursuant to 18 U.S.C. Section 1350.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant Money Market Obligations Trust

By /S/ Lori A. Hensler

Lori A. Hensler, Principal Financial Officer

Date September 23, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /S/ J. Christopher Donahue

J. Christopher Donahue, Principal Executive Officer

Date September 23, 2019

By /S/ Lori A. Hensler

Lori A. Hensler, Principal Financial Officer

Date September 23, 2019